Due to size constraints, this filing is being made in three related submissions. This submission (N-14) is the first of the three related submissions to be followed by two amendments filed under Form Type N-14/A.
As filed with the Securities and Exchange Commission on January 24, 2007
Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
(Check appropriate Box or Boxes)
Goldman Sachs Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Peter V. Bonanno, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value

It is proposed that this filing will become effective on February 23, 2007 pursuant to Rule 488.
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

GOLDMAN SACHS TRUST
FORM N-14
CROSS REFERENCE SHEET

Item No.		Heading
Part A

1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Pages of Proxy Statements/Prospectuses for the AXA Enterprise Funds

2.	Beginning and Outside Back Cover Page of Prospectus	Table of Contents

3.	Fee Table, Synopsis Information and Risk Factors	Summary; Board’s Consideration of the Reorganizations; The Reorganizations; Federal Income Tax Consequences of the Reorganizations; Voting Information; Comparison of Investment Objective, Policies and Strategies; Comparison of Principal Risk Factors; Comparison of Fees and Expenses; Comparative Performance Information; Comparison of Distribution Policies and Purchase, Redemption and Exchange Policies; Capitalization

4.	Information About the Transaction	Additional Information Applicable to All of the Reorganizations; Reasons for the Reorganizations, and Board Considerations; The Reorganization Agreement; Description of Securities to be Issued; Federal Income Tax Consequences; Capitalization

5.	Information About the Registrant	Summary; Comparison of Investment Objective, Policies and Strategies, Comparison of Principal Risk Factors; Comparison of Fees and Expenses; Comparative Performance Information; Comparison of Distribution Policies and Purchase, Redemption and Exchange Policies; Capitalization; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration Arrangements; Shareholder Transactions and Services of the AXA Enterprise Funds and GST Funds; Financial Highlights; Materials Incorporated by Reference

6.	Information About the Company Being Acquired	Summary; Comparison of Investment Objective, Policies and Strategies; Comparison of Principal Risk Factors; Comparison of Fees and Expenses; Comparative Performance Information; Comparison of Distribution Policies and Purchase, Redemption and Exchange Policies; Capitalization; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration Arrangements; Shareholder Transactions and Services of the AXA Enterprise Funds and GST Funds; Materials Incorporated by Reference

Item No.		Heading
7.	Voting Information	Voting Information

8.	Interest of Certain Persons and Experts	Not Applicable

9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B

10.	Cover Page	Cover Page

11.	Table of Contents	Not Applicable

12.	Additional Information About the Registrant	Incorporation of Documents by Reference into the Statement of Additional Information

13.	Additional Information About the Company Being Acquired	Incorporation of Documents by Reference into the Statement of Additional Information

14.	Financial Statements	Pro Forma Financial Information
Part C
Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

AXA Enterprise Funds Trust
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Small Company Value Fund
AXA Enterprise Government Securities Fund
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Tax-Exempt Income Fund
AXA Enterprise Money Market Fund
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
                    , 2007
Dear Shareholder:
      On behalf of the Board of Trustees of AXA Enterprise Funds Trust (“Enterprise Trust”), we are pleased to invite you to a special meeting of shareholders of the Enterprise Trust’s funds named above (each fund an “AXA Enterprise Fund” and, together, the “AXA Enterprise Funds”) to be held at [                     a.m.] (Eastern time) on April 25, 2007 at the offices of AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104 (the “Special Meeting”). At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of January      , 2007 (the “Reorganization Agreement”), by and between Enterprise Trust and the Goldman Sachs Trust (“GST”), which contemplates the reorganization of each of the AXA Enterprise Funds into a corresponding fund of GST (each a “GST Fund” and, together, the “GST Funds”) as follows:

AXA Enterprise Fund	GST Fund

AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Small Company Value Fund
AXA Enterprise Government Securities Fund
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Tax-Exempt Income Fund
AXA Enterprise Money Market Fund	Goldman Sachs Structured U.S. Equity Fund†
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured Large Cap Growth Fund†
Goldman Sachs Growth and Income Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Capital Growth Fund†
Goldman Sachs Structured Small Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Government Income Fund
Goldman Sachs High Yield Fund
Goldman Sachs Enhanced Income Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs Institutional Liquid Assets Prime
Obligations Portfolio

†	In separate combined proxy statements/prospectuses, it is also proposed that the: (1) AXA Enterprise Multimanager Core Equity Fund of the AXA Enterprise Multimanager Funds Trust (“Multimanager Trust”) be reorganized into the Goldman Sachs Structured U.S. Equity Fund; (2) AXA Enterprise Multimanager Growth Fund of the Multimanager Trust be reorganized into the Goldman Sachs Structured Large Cap Growth Fund; and (3) AXA Enterprise Growth Fund of The Enterprise Group of Funds, Inc. be reorganized into the Goldman Sachs Capital Growth Fund.
     The Enterprise Trust Trustees recommend that you vote to approve the proposed reorganizations.

      In considering these matters, you should note:

•	Similar Investment Objectives and Policies
      Each of the AXA Enterprise Funds (other than the AXA Enterprise International Growth Fund, Small Company Growth Fund and Small Company Value Fund) is proposed to be reorganized into an existing GST Fund, each of which has investment objectives and policies that are similar to those of its corresponding AXA Enterprise Fund. The Goldman Sachs Strategic International Equity Fund, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund are each newly organized and have similar investment objectives and policies to those of the AXA Enterprise International Growth Fund, Small Company Growth Fund and Small Company Value Fund, respectively.

•	Same Aggregate Value of Shares
      The GST Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the AXA Enterprise Fund shares that you held immediately prior to the reorganization. Your receipt of those GST Fund shares is intended to be tax-free under the federal tax law (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position), and no front-end or contingent deferred sales charges will be charged as a result of the exchange.

•	Reasons for the Reorganizations
      At a meeting held on October 23, 2006, AXA Financial, Inc. and AXA Equitable Life Insurance Company (“AXA”), the investment adviser to the AXA Enterprise Funds, informed the Enterprise Trust Trustees that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that each AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of each AXA Enterprise Fund into its corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Trust Trustees approve the proposed reorganizations. After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Enterprise Trust Trustees determined that the reorganization of the AXA Enterprise Funds into corresponding GST Funds is in the best interest of the shareholders of each of the AXA Enterprise Funds.
      To see how the reorganizations will affect your AXA Enterprise Funds, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding GST Funds.
* * * * *
      The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus, a Proxy Ballot and certain GST Fund prospectuses are enclosed. If you own shares in more than one of the AXA Enterprise Funds, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.
      Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.	Internet – Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

2.	Telephone – Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

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3.	By mail – If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the card, and return it in the envelope provided. The envelope is addressed for your convenience and needs no postage if mailed in the United States.
      Please return your Proxy Ballot(s) or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.
      Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot(s) today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.
      The proposed reorganizations and the reasons for the Enterprise Trust Trustees’ recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganizations, please do not hesitate to contact Enterprise Trust toll free at 1-800-432-4320.
      We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

Steven M. Joenk
President

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AXA ENTERPRISE FUNDS TRUST
GOLDMAN SACHS TRUST
                    , 2007
Questions & Answers
For Shareholders of AXA Enterprise Funds Trust:
      The following questions and answers provide an overview of the proposals to reorganize your portfolio of AXA Enterprise Funds Trust (“Enterprise Trust”) into a corresponding portfolio offered by the Goldman Sachs Trust (“GST”). We also encourage you to read the full text of the combined proxy statement/ prospectus (the “Proxy/ Prospectus”) that follows.

Q:	What are Enterprise Trust shareholders being asked to vote upon?

A:	Enterprise Trust shareholders are being asked in the attached Proxy/ Prospectus to consider and approve an Agreement and Plan of Reorganization dated as of January , 2007 (the “Reorganization Agreement”) under which each of the funds offered by Enterprise Trust (except for the AXA Enterprise Global Financial Services Fund and AXA Enterprise Socially Responsible Fund) (each, an “AXA Enterprise Fund” and, together, the “AXA Enterprise Funds”) would reorganize into a corresponding fund offered by GST (each, a “GST Fund” and, together, the “GST Funds”). Enterprise Trust shareholders will vote on the Reorganization Agreement on a fund by fund basis.

Q.	Why has the reorganization of the AXA Enterprise Funds into corresponding GST Funds been recommended?

A:	The Enterprise Trust Board of Trustees (the “Enterprise Trust Trustees”) have determined that the reorganization of the AXA Enterprise Funds into corresponding GST Funds is in the best interest of the shareholders of each of the AXA Enterprise Funds. At a meeting held on October 23, 2006, AXA Financial, Inc. and AXA Equitable Life Insurance Company (“AXA Equitable” and together with AXA Financial, Inc., “AXA”), the investment adviser to the AXA Enterprise Funds, informed the Enterprise Trust Trustees that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that each AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of each AXA Enterprise Fund into its corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Trust Trustees approve the proposed reorganizations.

The Enterprise Trust Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co. The Enterprise Trust Trustees also considered that neither Enterprise Trust nor GST will bear any direct fees or expenses in connection with the reorganizations or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Funds in preparation for, or immediately following, the reorganizations. Under the Reorganization Agreement, which contemplates the reorganization of each of the AXA Enterprise Funds into a corresponding GST Fund, all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement, whether or not the transactions contemplated are concluded, will be paid by AXA Equitable (or an affiliate) or GSAM (or an affiliate).

Q:	What is the anticipated timing of the reorganizations?

A:	The special meeting of shareholders to consider the proposal is scheduled to occur on April 25, 2007. If all necessary approvals are obtained, the proposed reorganizations will likely take place immediately before the opening of business on April 30, 2007.

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Q:	Who will receive the Proxy/ Prospectus material?

A:	The Proxy/ Prospectus has been mailed to all persons and entities that held shares of record in an AXA Enterprise Fund on February 12, 2007. Please note that in some cases record ownership of and/or voting authority over AXA Enterprise Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy/ Prospectus.

Q:	How are the AXA Enterprise Funds proposed to be reorganized?

A:	As you may know, Enterprise Trust consists of sixteen separate mutual funds, fourteen of which would be affected by the proposed reorganizations. The Reorganization Agreement for these AXA Enterprise Funds, approved by the Enterprise Trust Trustees, contemplates the reorganization of each AXA Enterprise Fund into a corresponding GST Fund having similar investment objectives and policies. Under the Reorganization Agreement, each AXA Enterprise Fund will be reorganized into the corresponding GST Fund listed directly opposite such AXA Enterprise Fund in the table below.

                        AXA Enterprise Fund

AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Small Company Value Fund
AXA Enterprise Government Securities Fund
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Tax-Exempt Income Fund
AXA Enterprise Money Market Fund	GST Fund

Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Structured Small Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Government Income Fund
Goldman Sachs High Yield Fund
Goldman Sachs Enhanced Income Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs Institutional Liquid Assets
(“ILA”) Prime Obligations Portfolio

At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Funds into the GST Funds, it is expected that, subject to shareholder approval requested in separate proxy statements, one additional portfolio of The Enterprise Group of Funds, Inc. (“Enterprise Group”) and twelve portfolios of the AXA Enterprise Multimanager Funds Trust (“Multimanager Trust”) will be reorganized into corresponding funds of GST. In this regard, it is proposed that (1) in addition to the AXA Enterprise Capital Appreciation Fund, the AXA Enterprise Multimanager Core Equity Fund will be reorganized into the Goldman Sachs Structured U.S. Equity Fund; (2) in addition to the AXA Enterprise Equity Fund, the AXA Enterprise Multimanager Growth Fund will be reorganized into the Goldman Sachs Structured Large Cap Growth Fund; and (3) in addition to the AXA Enterprise Large Cap Growth Fund, the AXA Enterprise Growth Fund will be reorganized into the Goldman Sachs Capital Growth Fund. The reorganizations will be completed whether or not the reorganization of the funds of the Enterprise Group or Multimanager Trust is completed. Separate proxy/prospectuses have been mailed to shareholders of the Multimanager Trust and Enterprise Group.

The Goldman Sachs Strategic International Equity Fund, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund are newly organized GST Funds that have been created in connection with the reorganizations and will not commence operations until the date of the reorganizations. Each GST Fund has investment objectives and policies that are similar to the corresponding AXA Enterprise Fund being reorganized into it.

Q:	Which class of shares of the GST Funds will I receive in the reorganizations?

A:	Except for shareholders of the AXA Enterprise Money Market Fund, holders of AXA Enterprise Fund Class A Shares will receive GST Fund Class A Shares, holders of AXA Enterprise Fund Class B

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Shares will receive GST Fund Class B Shares, holders of AXA Enterprise Fund Class C Shares will receive GST Fund Class C Shares (except that holders of Class C Shares of the AXA Enterprise Short Duration Bond Fund will receive Class A Shares of the Goldman Sachs Enhanced Income Fund) and holders of AXA Enterprise Fund Class Y Shares will receive GST Fund Institutional Shares. For shareholders of the AXA Enterprise Money Market Fund, holders of AXA Enterprise Fund Class A Shares will receive GST Fund ILA Service Shares, holders of AXA Enterprise Fund Class B Shares will receive GST Fund ILA Class B Shares, holders of AXA Enterprise Fund Class C Shares will receive GST Fund ILA Class C Shares and holders of AXA Enterprise Fund Class Y Shares will receive GST Fund ILA Service Shares.

The sales loads and Rule 12b-1 fees for each class of shares of the GST Funds generally are similar to those of the AXA Enterprise Funds. However, except as noted below, Class A Shares of the GST Equity Funds (as defined herein) are subject to a higher front-end sales load equal to 5.50% of the offering price for Class A Shares (versus 4.75% for Class A Shares of the AXA Enterprise Equity Funds (as defined herein)). With respect to the GST Fixed Income Funds (as defined herein), except the Goldman Sachs Enhanced Income Fund, the Class A Shares are subject to a front-end sales load equal to 4.50% of the offering price, while the Class A Shares of the corresponding AXA Enterprise Fixed Income Funds (as defined herein) are subject to a higher front-end sales load equal to 4.75%. With respect to the Goldman Sachs Enhanced Income Fund, Class A Shares are subject to a front-end sales load equal to 1.50% of the offering price, while Class A Shares of the AXA Enterprise Short Duration Bond Fund are subject to a higher front-end sales load equal to 3.50%. With respect to the Goldman Sachs ILA Prime Obligations Portfolio, ILA Class B Shares and ILA Class C Shares are subject to contingent deferred sales charges payable upon redemption equal to 5.00% and 1.00%, respectively, while the AXA Enterprise Money Market Fund does not impose such charges. In addition, Class A Shares of a GST Fund generally have a lower Rule 12b-1 fee (except as noted below) equal to an annual rate of 0.25% of a GST Fund’s average daily net assets attributable to Class A Shares (versus 0.45% for Class A Shares of an AXA Enterprise Fund). With respect to the AXA Enterprise Short Duration Bond Fund, Class A Shares are currently subject to the same Rule 12b-1 fee as the corresponding GST Fund (0.25%). With respect to the Goldman Sachs ILA Prime Obligations Portfolio, ILA Class B Shares and ILA Class C Shares are subject to a higher Rule 12b-1 fee (equal to an annual rate of 1.00%) than the AXA Enterprise Money Market Fund, which does not currently pay Rule 12b-1 fees.

If the reorganization of an AXA Enterprise Fund is approved by its shareholders, shareholders of that AXA Enterprise Fund who do not wish to have their AXA Enterprise Fund shares exchanged for shares of a corresponding GST Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference, if any, between your tax basis in the shares and the amount you receive for them, unless you are a tax-exempt investor. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

Q.	What are the key differences between my AXA Enterprise Fund and its corresponding GST Fund?

A.	AXA Equitable has recommended the acquiring fund in each reorganization based on, among other factors, its evaluation of the compatibility of your fund’s investment objective and policies with those of the acquiring fund. There are, however, certain differences in investment objectives, principal investment policies and strategies, and principal risks between your fund(s) and the acquiring fund(s). Please see the Proxy Statement/ Prospectus for more details on these differences, including comparative data on fees and performance. The following chart provides a brief summary of some of the more significant factors considered by your fund’s boards.

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Reorganization	Key Considerations

AXA Enterprise Capital	•	Each Fund seeks capital appreciation and invests primarily in equity securities of large U.S. companies.
Appreciation Fund into Goldman Sachs Structured U.S. Equity Fund	•	The GST Fund also seeks dividend income as part of its investment objective and generally has been more diversified than the AXA Enterprise Fund, which has a policy to hold a core position of 35-50 stocks. The GST Fund blends value and growth investing in selecting investments, while the AXA Enterprise Fund follows a growth-oriented approach.
	•	The investment adviser for the GST Fund relies primarily on a quantitative style unlike the sub-adviser for the AXA Enterprise Fund.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.5 billion versus $390 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Deep Value Fund into Goldman	•	Each Fund primarily seeks capital appreciation and invests primarily in equity securities of large U.S. companies that meet value-investing criteria. The AXA Enterprise Fund also seeks income as a secondary consideration.
Sachs Large Cap Value Fund	•	The investment adviser for the GST Fund relies primarily on a quantitative style unlike the sub-adviser for the AXA Enterprise Fund.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.3 billion versus $62 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Equity Fund into Goldman Sachs Structured Large Cap Growth Fund	•	Each Fund seeks capital appreciation and invests primarily in equity securities of large U.S. companies. The GST Fund also considers dividend income as a secondary objective. Both of the Funds’ advisers consider growth investing criteria when selecting securities for the Funds and the AXA Enterprise Fund’s adviser also considers value investing criteria.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.0 billion versus $107 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Equity Income Fund Into Goldman Sachs Growth and	•	Each Fund seeks a combination of capital appreciation and income and invests primarily in equity securities of large U.S. companies. In addition, the AXA Enterprise Fund invests primarily in equity securities that pay dividends and the GST Fund invests primarily in equity securities that pay dividends or provide for capital appreciation.
Income Fund	•	The GST Fund generally may invest in non-investment grade debt securities, emerging market securities and other foreign securities to a greater extent than the AXA Enterprise Fund.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.2 billion versus $188 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

4

Reorganization	Key Considerations

AXA Enterprise Growth and Income Fund into Goldman Sachs	•	Each Fund seeks a combination of capital appreciation and income and invests primarily in equity securities of large U.S. companies. In addition, both Funds invest primarily in equity securities that pay dividends or provide for capital appreciation.
Growth and Income Fund	•	The GST Fund employs a value style of investing, while the AXA Enterprise Fund employs both value and growth styles. The GST Fund generally may invest in non-investment grade debt securities, emerging market securities and other foreign securities to a greater extent than the AXA Enterprise Fund.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.2 billion versus $192 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise International Growth Fund into Goldman Sachs	•	Each Fund seeks capital appreciation and invests primarily in equity securities of foreign companies. The GST Fund generally does not invest in companies smaller than $500 million, while the AXA Enterprise Fund may invest in companies with any market capitalization.
Strategic International	•	The GST Fund is new and not expected to have any investment operations prior to the date of the Reorganization.
Equity Fund	•	It is expected that the net annual operating expense ratio of each class of shares of the GST Fund will be lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Large Cap Growth Fund into Goldman Sachs Capital Growth Fund	•	Each Fund seeks capital appreciation and invests primarily in equity securities and focuses its investments on large companies. Each Fund also may invest, to a limited extent, in foreign securities. The GST Fund generally is more diversified than the AXA Enterprise Fund which has a policy to hold approximately 20-35 core positions and, the AXA Enterprise Fund does not have a stated limit with respect to foreign securities, while the GST Fund may only invest up to 25% of its total assets in foreign securities.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.7 billion versus $81 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Small Company Growth Fund into	•	Each Fund seeks capital appreciation and invests primarily in equity securities of small capitalization companies. Each Fund focuses on securities that meet growth-investing criteria.
Goldman Sachs Structured Small	•	The AXA Enterprise Fund has greater flexibility to invest in foreign securities than the GST Fund.
Cap Growth Fund	•	The investment adviser to the Goldman Sachs Fund relies primarily on a quantitative style unlike the sub-adviser for the AXA Enterprise Fund.
	•	The GST Fund is new and is not expected to have any investment operations prior to the date of the Reorganization.
	•	It is expected that the net annual operating expense ratio of each class of shares of the GST Fund will be lower than that of the corresponding class of shares of the AXA Enterprise Fund.

5

Reorganization	Key Considerations

AXA Enterprise Small Company Value Fund into	•	Each Fund seeks capital appreciation and invests primarily in equity securities of small capitalization companies. Each Fund focuses on securities that meet value-investing criteria.
the Goldman Sachs Structured Small	•	The AXA Enterprise Fund has greater flexibility to invest in foreign securities than the GST Fund.
Cap Value Fund	•	The investment adviser for the GST Fund relies primarily on a quantitative style unlike the sub-adviser for the AXA Enterprise Fund.
	•	The GST Fund is new and is not expected to have any investment operations prior to the date of the Reorganization.
	•	It is expected that the net annual operating expense ratio of each class of shares of the GST Fund will be lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Government	•	Each Fund seeks current income and safety of principal by investing principally in securities issued by the U.S. government.
Securities Fund into Goldman	•	The GST Fund is significantly larger than the AXA Enterprise Fund with net assets of approximately $640 million versus $210 million.
Sachs Government Income Fund	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise High-Yield Bond Fund into the Goldman Sachs High Yield Fund	•	Each Fund seeks maximum current income and invests primarily in high yield debt securities. The GST Fund may also consider potential for capital appreciation. The GST Fund has greater flexibility to invest in junk bonds in the lowest rating categories than the AXA Enterprise Fund. In addition, the GST Fund seeks to maintain a duration that is no higher than 7.5 years, while the AXA Enterprise Fund does not have a specific duration target or range.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $2.6 billion versus $183 million.
	•	The net annual operating expense ratios of the Class A Shares and Institutional Shares of the GST Fund for the last fiscal year were lower than those of the corresponding class of shares of the AXA Enterprise Fund. The net annual operating expense ratios for the Class B and Class C Shares of the Goldman Sachs Fund were slightly higher than those of the Class B and Class C Shares of the AXA Enterprise Fund.

AXA Enterprise Short Duration Bond Fund into the Goldman Sachs Enhanced Income Fund	•	Each Fund seeks income consistent with preservation of capital and invests primarily in investment grade debt securities. Each Fund seeks to maintain a relatively short duration; however, the AXA Enterprise Fund is permitted to have a longer duration than the GST Fund. In addition, the GST Fund seeks to maintain an average credit quality of AA while the AXA Enterprise Fund seeks to maintain a minimum average credit quality of A.
	•	The GST Fund is significantly larger than the AXA Enterprise Fund with net assets of $226 million versus $49 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year (or estimated for Class B Shares of the GST Fund) was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

6

Reorganization	Key Considerations

AXA Enterprise Tax-Exempt Income Fund into the Goldman Sachs Municipal Income	•	Each Fund seeks a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing substantially all of its assets in certain investments, the interest on which is exempt from federal income tax. The GST Fund has a maximum duration of 12 years, while the AXA Enterprise Fund has no maximum duration.
Fund	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $466 million versus $22 million.
	•	The net annual operating expense ratios of the Class A Shares and Institutional Shares of the GST Fund for the last fiscal year were lower than those of the Class A and Class Y Shares of the AXA Enterprise Fund. The net annual operating expense ratios for the Class B and Class C Shares of the GST Fund were higher than those of the Class B and Class C Shares of the AXA Enterprise Fund.

AXA Enterprise Money Market Fund into the	•	Each Fund seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. Each Fund is a money market fund and, thus, has substantially similar investment strategies and risks.
Goldman Sachs Institutional Liquid	•	GST Fund is significantly larger than the AXA Enterprise Fund with net assets of approximately $598 million versus $118 million.
Assets Prime Obligations Portfolio	•	The annual operating expense ratio of the Service Class shares of the GST Fund for the last fiscal year (after taking into account any expense limitation arrangements) was higher than that of the Class A and Class Y Shares of the AXA Enterprise Fund and would have been higher absent the expense limitation in effect for the GST Fund.
	•	The net annual operating expense ratios for the Service Shares, Class B Shares and Class C Shares of the GST Fund for the last fiscal year were higher than those of the corresponding classes of shares of the AXA Enterprise Fund.

Q:	What are the costs and federal tax implications to shareholders in connection with the proposed reorganizations?

A:	Neither Enterprise Trust nor GST will bear any direct fees or expenses in connection with the reorganizations or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Funds in preparation for, or immediately following, the reorganizations. Under the Reorganization Agreement, GSAM (or an affiliate) and AXA Equitable (or an affiliate) have agreed to pay all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded.

No sales charge will be imposed on the shares of a GST Fund issued to you in a reorganization, which means that the aggregate value of the GST Fund shares issued to you will be equal to the aggregate value of the AXA Enterprise Fund shares that you own immediately prior to the reorganization. In addition, each reorganization is intended to be tax-free under the federal tax law (however, there can be no assurance that the Internal Revenue Service will not adopt a contrary position). However, immediately prior to the reorganizations, each AXA Enterprise Fund will declare and pay a final distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of its reorganization and all of its net capital gain, if any, recognized in those years. The sale of securities by an AXA Enterprise Fund prior to its reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the final distribution it makes before the reorganization.

7

Q:	Can one of the proposed reorganizations take place without the others?

A:	Yes. The proposed reorganizations are not conditioned on each other. If shareholders of one AXA Enterprise Fund approve the proposed reorganization of their AXA Enterprise Fund, it will proceed whether or not the proposed reorganizations for the other AXA Enterprise Funds proceed. However, no reorganization of any AXA Enterprise Fund will be consummated until either all of the AXA Enterprise Funds of the Enterprise Trust approve the Reorganization Agreement or shareholders of the AXA Enterprise Funds with combined total assets under management of at least $1,000,000,000 approve the Reorganization Agreement. Under certain circumstances detailed in the Reorganization Agreement, an AXA Enterprise Fund reorganization involving one or more AXA Enterprise Funds may be consummated with a lesser amount of combined total assets under management.

8

AXA Enterprise Funds Trust
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Small Company Value Fund
AXA Enterprise Government Securities Fund
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Tax-Exempt Income Fund
AXA Enterprise Money Market Fund
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held On April 25, 2007
To Shareholders of AXA Enterprise Funds Trust:
      NOTICE IS GIVEN THAT a special meeting of the shareholders (the “Special Meeting”) of the investment portfolios named above (each, an “AXA Enterprise Fund” and together, the “AXA Enterprise Funds”) of AXA Enterprise Funds Trust (“Enterprise Trust”), will be held at [      a.m.] (Eastern time), on April 25, 2007 at the offices of AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104 for the purpose of considering and voting upon:

ITEM 1. With respect to each AXA Enterprise Fund, a proposal to approve an Agreement and Plan of Reorganization by and between Enterprise Trust and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets of that AXA Enterprise Fund to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange solely for shares of the designated classes of the GST Fund and its assumption of substantially all of that AXA Enterprise Fund’s liabilities; and (2) the distribution of those shares to the shareholders of each AXA Enterprise Fund in liquidation thereof as described in the attached Combined Proxy Statement and Prospectus.
      Your Trustees unanimously recommend that you vote in favor of the proposal.
      Shareholders of record as of the close of business on February 12, 2007 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.
      You are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot(s) that is/are being solicited by the Enterprise Trust Board of Trustees. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone voting or 2) voting on-line. Proxies may be revoked at any time before they are exercised by submitting to Enterprise Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

By Order of the Board of Trustees,

Patricia Louie
Secretary
      We need your proxy vote immediately. You may think that your vote is not important, but it is. By law, the Special Meeting will have to be adjourned with respect to a particular AXA Enterprise Fund without conducting any business if at least one-third of the shares of such AXA Enterprise Fund entitled to vote in person or by proxy at the meeting are not represented at the meeting. In that event, Enterprise Trust would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Your vote could be critical in allowing Enterprise Trust to hold the Special Meeting as scheduled, so please return your proxy ballot(s) immediately or vote on-line or by telephone.

COMBINED PROXY STATEMENT/PROSPECTUS
                    , 2007
AXA ENTERPRISE FUNDS TRUST
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
1-800-432-4320
GOLDMAN SACHS TRUST
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
1-800-526-7384
      This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of the AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Large Cap Growth Fund, AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund, each a series of AXA Enterprise Funds Trust, a Delaware statutory trust (“Enterprise Trust”) (each, an “AXA Enterprise Fund” and together, the “AXA Enterprise Funds”). The Board of Trustees of the Enterprise Trust (“Enterprise Trust Trustees”) has called a Special Meeting of Shareholders (the “Special Meeting”) to be held at the offices of AXA Equitable Life Insurance Company (“AXA Equitable”), 1290 Avenue of the Americas, New York, New York 10104 on April 25, 2007 at [      a.m.] Eastern time.
      At the Special Meeting, shareholders will be asked:

•	With respect to each AXA Enterprise Fund, to approve an Agreement and Plan of Reorganization dated as of January , 2007 (the “Reorganization Agreement”), by and between Enterprise Trust and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets of that AXA Enterprise Fund to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange solely for the shares of designated classes of the GST Fund and its assumption of substantially all of that AXA Enterprise Fund’s liabilities; and (2) the distribution of those shares to shareholders of that AXA Enterprise Fund in liquidation thereof, as follows:

Proposal	AXA Enterprise Funds	GST Funds	Shareholders Entitled to Vote

Proposal 1(a)	AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund†	Shareholders of the AXA Enterprise Capital Appreciation Fund
Proposal 1(b)	AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund	Shareholders of the AXA Enterprise Deep Value Fund
Proposal 1(c)	AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund†	Shareholders of the AXA Enterprise Equity Fund
Proposal 1(d)	AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund	Shareholders of the AXA Enterprise Equity Income Fund
Proposal 1(e)	AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund	Shareholders of the AXA Enterprise Growth and Income Fund
Proposal 1(f)	AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund	Shareholders of the AXA Enterprise International Growth Fund

Proposal	AXA Enterprise Funds	GST Funds	Shareholders Entitled to Vote

Proposal 1(g)	AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund†	Shareholders of the AXA Enterprise Large Cap Growth Fund
Proposal 1(h)	AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund	Shareholders of the AXA Enterprise Small Company Growth Fund
Proposal 1(i)	AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund	Shareholders of the AXA Enterprise Small Company Value Fund
Proposal 1(j)	AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund	Shareholders of the AXA Enterprise Government Securities Fund
Proposal 1(k)	AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund	Shareholders of the AXA Enterprise High-Yield Bond Fund
Proposal 1(l)	AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund	Shareholders of the AXA Enterprise Short Duration Bond Fund
Proposal 1(m)	AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund	Shareholders of the AXA Enterprise Tax-Exempt Income Fund
Proposal 1(n)	AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets (“ILA”) Prime Obligations Portfolio	Shareholders of the AXA Enterprise Money Market Fund

†	In a separate combined proxy statement/prospectus, it is also proposed that the: (1) AXA Enterprise Multimanager Core Equity Fund of the AXA Enterprise Multimanager Funds Trust (“Multimanager Trust”) be reorganized into the Goldman Sachs Structured U.S. Equity Fund; (2) AXA Enterprise Multimanager Growth Fund of the Multimanager Trust be reorganized into the Goldman Sachs Structured Large Cap Growth Fund; and (3) AXA Enterprise Growth Fund of The Enterprise Group of Funds, Inc. (“Enterprise Group”) be reorganized into the Goldman Sachs Capital Growth Fund.
     A copy of the Reorganization Agreement is attached as Appendix A.
      Enterprise Trust and GST are both registered, open-end management investment companies (mutual funds). As a result of the reorganizations, shareholders of each AXA Enterprise Fund will become shareholders of the corresponding GST Fund (the AXA Enterprise Funds and GST Funds are sometimes referred to as “Funds”).
      The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganizations” and individually as a “Reorganization.” The AXA Enterprise Funds and the corresponding GST Funds into which they are proposed to be reorganized are sometimes referred to in this Proxy/Prospectus as “Corresponding AXA Enterprise Funds” and “Corresponding GST Funds.” Other portfolios of the AXA Enterprise family of funds or GST family of funds also may be referred to as “AXA Enterprise Funds” or “GST Funds,” as the context requires.
      This Proxy/Prospectus sets forth concisely the information that an AXA Enterprise Fund shareholder should know before voting on the Reorganization involving that Fund and investing in the Corresponding GST Fund, and should be retained for future reference. It is both Enterprise Trust’s proxy statement for the Special Meeting and a prospectus for the GST Funds.
      Additional information is set forth in the Statement of Additional Information dated                     , 2007 relating to this Proxy/ Prospectus and in the prospectus dated March 1, 2006, as supplemented, for the AXA Enterprise Funds which you have previously been given or sent and is incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling Enterprise Trust at the telephone number stated above or by writing Enterprise Trust at the following address: AXA Enterprise Funds Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

ii

      The information contained in the current prospectuses, as supplemented, for the: (1) Class A, Class B, Class C and Institutional Shares of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Large Cap Growth Fund, Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund, dated December 29, 2006; (2) Class A, Class B, Class C and Institutional Shares of the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Enhanced Income Fund and Goldman Sachs Municipal Income Fund dated February 28, 2006; (3) ILA Service Shares, ILA B Shares and ILA C Shares of the Goldman Sachs ILA Prime Obligations Portfolio, dated April 29, 2006; and (4) Class A, Class B, Class C and Institutional Shares of the Goldman Sachs Strategic International Equity Fund, Structured Small Cap Growth Fund and Structured Small Cap Value Fund dated January 10, 2007 are also incorporated by reference into this Proxy/Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing GST at the telephone number or address stated above. In addition, a current prospectus for each of the GST Funds that a particular Enterprise Trust shareholder will own upon consummation of the Reorganizations accompanies this Proxy/Prospectus.
      The Annual Report for the AXA Enterprise Funds for the year ended October 31, 2006 can be obtained without charge by calling Enterprise Trust at the telephone number stated above or by writing Enterprise Trust at the following address: AXA Enterprise Funds Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. The Annual Reports for the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Large Cap Growth Fund, Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund for the year ended August 31, 2006; the Annual Reports for the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Enhanced Income Fund and Goldman Sachs Municipal Income Fund for the year ended October 31, 2006; the Annual Report for the Goldman Sachs ILA Prime Obligations Portfolio for the year ended December 31, 2005; and the Semi-Annual Report for such GST Fund for the period ended June 30, 2006 can be obtained without charge by calling or writing GST at the telephone number or address stated above. Each of these documents together with other information about the AXA Enterprise Funds and the GST Funds is also available on the SEC’s website at www.sec.gov.
      This Proxy/Prospectus is expected to be first sent to shareholders on or about                     , 2007.
      The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.
      Shares of AXA Enterprise Funds and GST Funds are not deposits or obligations of or guaranteed or endorsed by any bank, AXA Equitable Life Insurance Company, Goldman Sachs Asset Management, L.P., Goldman, Sachs & Co. or any of their affiliates. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.
      Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

iii

PROXY STATEMENT/ PROSPECTUS
Table of Contents

Page

SUMMARY	1
Board’s Consideration of the Reorganizations	1
The Reorganizations	1
Federal Income Tax Consequences of the Reorganizations	4
Voting Information	5
Proposal 1(a): Approval of the Reorganization of the AXA Enterprise Capital Appreciation Fund into the Goldman Sachs Structured U.S. Equity Fund pursuant to the Reorganization Agreement	5
Proposal 1(b): Approval of the Reorganization of the AXA Enterprise Deep Value Fund into the Goldman Sachs Large Cap Value Fund pursuant to the Reorganization Agreement	19
Proposal 1(c): Approval of the Reorganization of the AXA Enterprise Equity Fund into the Goldman Sachs Structured Large Cap Growth Fund pursuant to the Reorganization Agreement	31
Proposal 1(d): Approval of the Reorganization of the AXA Enterprise Equity Income Fund into the Goldman Sachs Growth and Income Fund pursuant to the Reorganization Agreement	44
Proposal 1(e): Approval of the Reorganization of the AXA Enterprise Growth and Income Fund into the Goldman Sachs Growth and Income Fund pursuant to the Reorganization Agreement	55
Proposal 1(f): Approval of the Reorganization of the AXA Enterprise International Growth Fund into the Goldman Sachs Strategic International Equity Fund pursuant to the Reorganization Agreement	68
Proposal 1(g): Approval of the Reorganization of the AXA Enterprise Large Cap Growth Fund into the Goldman Sachs Capital Growth Fund pursuant to the Reorganization Agreement	79
Proposal 1(h): Approval of the Reorganization of the AXA Enterprise Small Company Growth Fund into the Goldman Sachs Structured Small Cap Growth Fund pursuant to the Reorganization Agreement	90
Proposal 1(i): Approval of the Reorganization of the AXA Enterprise Small Company Value Fund into the Goldman Sachs Structured Small Cap Value Fund pursuant to the Reorganization Agreement	101
Proposal 1(j): Approval of the Reorganization of the AXA Enterprise Government Securities Fund into the Goldman Sachs Government Income Fund pursuant to the Reorganization Agreement	111
Proposal 1(k): Approval of the Reorganization of the AXA Enterprise High-Yield Bond Fund into the Goldman Sachs High Yield Fund pursuant to the Reorganization Agreement	122
Proposal 1(l): Approval of the Reorganization of the AXA Enterprise Short Duration Bond Fund into the Goldman Sachs Enhanced Income Fund pursuant to the Reorganization Agreement	135
Proposal 1(m): Approval of the Reorganization of the AXA Enterprise Tax-Exempt Income Fund into the Goldman Sachs Municipal Income Fund pursuant to the Reorganization Agreement	147
Proposal 1(n): Approval of the Reorganization of the AXA Enterprise Money Market Fund into the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio pursuant to the Reorganization Agreement	159
ADDITIONAL INFORMATION APPLICABLE TO ALL OF THE REORGANIZATIONS	171
Risks of Investing in the AXA Enterprise Funds and GST Funds	171
Reasons for the Reorganizations and Board Considerations	179
The Reorganization Agreement	183
Description of the Securities to be Issued	185
Federal Income Tax Consequences	186
Comparison of Enterprise Trust’s and GST’s Charter Documents	187

ii

SUMMARY
      The following is a summary of certain information contained in this Proxy/ Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.
Board’s Consideration of the Reorganizations
      At a meeting held on October 23, 2006, AXA Financial, Inc. and AXA Equitable (“AXA”), the investment adviser to the AXA Enterprise Funds, informed the Enterprise Trust Trustees that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that each AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of each AXA Enterprise Fund into its corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Trust Trustees approve the proposed reorganizations.
      In addition to the October 23 meeting, the Enterprise Trust Trustees met on November 29 and December 28, 2006 to consider the Reorganization Agreement and the Reorganization of each AXA Enterprise Fund into its Corresponding GST Fund. The Enterprise Trust Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of Enterprise Trust (the “Independent Enterprise Trust Trustees”), together with their independent legal counsel, also met in executive session at the October 23 and November 29 meetings to consider the Reorganizations. After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Enterprise Trust Trustees, including all of the Independent Enterprise Trust Trustees, determined that participation in the Reorganizations, as contemplated by the Reorganization Agreement, is in the best interests of the shareholders of each AXA Enterprise Fund and that the interests of the existing shareholders of each AXA Enterprise Fund will not be diluted as a result of the Reorganizations. For additional information, see “Additional Information Applicable to all of the Reorganizations — Reasons for the Reorganizations and Board Considerations” below.
      The Enterprise Trust Trustees, including all of the Independent Enterprise Trust Trustees, unanimously recommend that shareholders of each AXA Enterprise Fund approve the Reorganization Agreement.
      At a meeting held on                     , 2006, the GST Board of Trustees (“GST Trustees”) similarly found that participation in the Reorganizations is in the best interests of each GST Fund and that the interests of the shareholders of each GST Fund will not be diluted as a result of the Reorganizations.
The Reorganizations
      The Reorganization Agreement provides for a separate Reorganization involving each AXA Enterprise Fund and its Corresponding GST Fund listed opposite its name below.

AXA Enterprise Funds	GST Funds

AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares

AXA Enterprise Funds	GST Funds

AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares

AXA Enterprise Funds	GST Funds

AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Money Market Fund	Goldman Sachs ILA Prime Obligations Portfolio
Class A Shares	ILA Service Shares
Class B Shares	ILA B Shares
Class C Shares	ILA C Shares
Class Y Shares	ILA Service Shares
      The Goldman Sachs Strategic International Equity, Structured Small Cap Growth and Structured Small Cap Value Funds are each newly organized GST Funds that have been created for purposes of the Reorganization and will not commence operations until the day of the Reorganization. Each GST Fund has investment objectives and policies that are similar to the corresponding AXA Enterprise Fund being reorganized into it. You should note that an investment in each Fund is subject to specific risks arising from the types of securities in which the Fund invests and general risks arising from investing in any mutual fund. There is no assurance that a Fund will meet its investment objective, and investors could lose money by investing in a Fund. As with all mutual funds, an investment in a Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.
      As set forth in the Reorganization Agreement, each Reorganization between an AXA Enterprise Fund and its Corresponding GST Fund would involve:

•	The acquisition of all of the assets of an AXA Enterprise Fund by its Corresponding GST Fund and the assumption by that GST Fund of all of the liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) of the AXA Enterprise Fund, in exchange for the number of shares of the corresponding classes of the GST Fund noted in the above chart having aggregate values equal to the net asset values of the shares of the AXA Enterprise Fund’s corresponding classes noted in the above chart as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the Corresponding GST Fund’s corresponding classes of shares to each holder of Class A Shares, Class B Shares, Class C Shares and Class Y Shares (as applicable) of the AXA Enterprise Fund as of the effective time of the Reorganization; and

•	The complete liquidation of the AXA Enterprise Fund.
      As a result of the Reorganizations, each AXA Enterprise Fund shareholder will become a shareholder of its Corresponding GST Fund and will hold, immediately after its Reorganization, shares in such Corresponding GST Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the AXA Enterprise Fund immediately prior to the effectiveness of the Reorganization. Each Reorganization is intended to be tax-free under the federal tax law (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position) and shareholders of the AXA Enterprise Funds will not pay any sales charge as a result of the Reorganizations.
      If approved, the Reorganizations will occur as of the opening of business on or about April 30, 2007, or another date selected by Enterprise Trust and GST. Approval of each Reorganization requires the approval of the holders of a majority of the shares of the relevant AXA Enterprise Fund entitled to vote at the Special Meeting. See “Additional Information Applicable to All of the Reorganizations” and “Voting Information” below.
      At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Funds into the GST Funds, it is expected that, subject to shareholder approval requested in separate proxy statements, twelve additional portfolios of the Multimanager Trust and one portfolio of the Enterprise Group will be reorganized into corresponding funds of GST. In this regard, it is proposed that (1) in addition to the AXA Enterprise Capital Appreciation Fund, the AXA Enterprise Multimanager Core Equity Fund will be reorganized into the Goldman Sachs Structured U.S. Equity Fund; (2) in addition to the AXA Enterprise Equity Fund, the AXA Enterprise Multimanager Growth Fund will be reorganized into the Goldman Sachs Structured Large Cap Growth Fund; and (3) in addition to the AXA Enterprise Large Cap Growth Fund, the AXA Enterprise Growth Fund will be reorganized into the Goldman Sachs Capital Growth Fund. The Reorganizations will be completed whether or not the reorganizations of the Multimanager Trust or the Enterprise Group portfolios are completed. However, no reorganization of any AXA Enterprise Fund will be consummated until either all of the AXA Enterprise Funds of the Enterprise Trust approve the Reorganization Agreement or shareholders of the AXA Enterprise Funds with combined total assets of at least $1,000,000,000 approve the Reorganization Agreement. Under certain circumstances detailed in the Reorganization Agreement, an AXA Enterprise Fund reorganization involving one or more AXA Enterprise Funds may be consummated with a lesser amount of combined total assets under management.
      Although each AXA Enterprise Fund has a similar investment objective and principal strategies to its Corresponding GST Fund, some of an AXA Enterprise Fund’s holdings may not be permissible portfolio holdings for its Corresponding GST Fund. Therefore, some portion of an AXA Enterprise Fund’s securities holdings may be sold prior to or immediately following its Reorganization. In addition, for certain AXA Enterprise Funds, the investment adviser to the GST Funds, GSAM, anticipates selling a portion of such AXA Enterprise Fund’s holdings shortly after the Reorganizations. To the extent that an AXA Enterprise Fund’s securities holdings are sold prior to its Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for a Fund to dispose of certain portfolio investments in connection with its Reorganization could result in selling such investments at a disadvantageous time and price. The sale of securities either prior to its Reorganization or shortly thereafter could result in the AXA Enterprise Fund or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of either Fund in connection with the Reorganization.
Federal Income Tax Consequences of the Reorganizations
      It is intended that the Reorganizations will not result in the recognition, for federal income tax purposes, of gain or loss by the AXA Enterprise Funds, the GST Funds or the former’s shareholders, although there can be no assurance that the Internal Revenue Service will not adopt a contrary position. However, immediately prior to its Reorganization, each AXA Enterprise Fund (other than the AXA Enterprise International Growth Fund, Small Company Growth Fund and Small Company Value Fund, each of which is reorganizing into a Corresponding GST Fund with no assets or liabilities) will declare and pay a distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of its Reorganization and all of its net capital gain, if any, recognized in those years. The sale of securities by an AXA Enterprise Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution it makes prior to the Reorganization.
      As a condition to the closing of each Reorganization, Enterprise Trust and GST each will receive an opinion from GST’s counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that each Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the

“Code”). See “Additional Information Applicable to All of the Reorganizations — Federal Income Tax Consequences,” below.
Voting Information
      The Enterprise Trust Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on February 12, 2007, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Enterprise Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.
Proposal 1(a): Approval of the Reorganization of the AXA Enterprise Capital Appreciation Fund into the Goldman Sachs Structured U.S. Equity Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Capital Appreciation Fund into the Goldman Sachs Structured U.S. Equity Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The GST Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund

Investment Objective	Investment Objective
Seeks to achieve maximum capital appreciation.	Seeks long-term growth of capital and dividend income.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest primarily in equity securities of U.S. large capitalization companies that the sub-adviser selects for their growth potential. For purposes of this Fund, large capitalization companies are companies with market capitalization in excess of $4 billion at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments.

AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund

The sub-adviser focuses on identifying companies with growth potential. In choosing investments, the sub-adviser utilizes a process that combines top-down economic analysis with bottom-up stock selection. The “top-down” approach takes into consideration macro- economic factors such as interest rates and inflation. The “bottom-up” stock selection process looks for individual companies with earnings growth potential that may not be recognized by the market at large based on any of a number of different attributes.	The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The Fund seeks a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. The Fund is not required to limit its investments to securities in the S&P 500® Index. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund also may invest in equity securities of small and mid-capitalization companies.	The Fund may, to the extent consistent with its investment policies, invest in small- and mid- capitalization companies.

The Fund will normally hold a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times when the sub-adviser is accumulating new positions, phasing out existing positions or responding to exceptional market conditions.	The Fund invests in a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

The Fund may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.	The Fund may make foreign investments, including American and global depositary receipts. The Fund generally does not invest in securities of emerging market issuers. Equity securities of foreign issuers must be traded in the United States.

The Fund may engage in active or frequent trading of portfolio securities to achieve its investment objective.	Same.

AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities.	For temporary defensive purposes, the Fund may invest up to 35% of its total assets (not including securities lending collateral and any investment of that collateral) (“Total Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”); commercial paper rated at least A-2 by Standard & Poor’s Rating Group (“Standard & Poor’s” or “S&P”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable rating by another nationally recognized statistical rating organization (“NRSRO”); certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is Marsico Capital Management, LLC.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, polices and restrictions of the AXA Enterprise Capital Appreciation Fund and Goldman Sachs Structured U.S. Equity Fund are, in general, similar. One difference between the Funds is that the GST Fund seeks capital appreciation and dividend income as part of its objective, while the AXA Enterprise Fund only seeks capital appreciation. The GST Fund also generally invests in a larger number of issuers than the AXA Enterprise Fund, which has a policy to hold a core position of 35-50 stocks. In addition, GSAM, unlike the investment sub-adviser for the AXA Enterprise Fund, relies primarily on a quantitative investment style.

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations  — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Capital	Goldman Sachs Structured
	Appreciation Fund	U.S. Equity Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X
Small Capitalization Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Portfolio Turnover Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Capital Appreciation Fund and the Goldman Sachs Structured U.S. Equity Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Capital Appreciation Fund into the GST Fund and then assuming the Reorganization of both the AXA Enterprise Capital Appreciation Fund and the AXA Enterprise Multimanager Core Equity Fund into the GST Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Structured U.S. Equity Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists, (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure) and (4) the same GST Fund if both the AXA Enterprise Capital Appreciation Fund and the AXA Enterprise Multimanager Core Equity Fund are acquired by the single GST Fund (i.e., “pro forma figure 2”).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

Combined Fund Pro Forma
(AXA Enterprise Capital
													Combined Fund Pro Forma						Appreciation Fund + AXA
	AXA Enterprise												(AXA Enterprise Capital						Enterprise Multimanager
	Multimanager Capital						Goldman Sachs Structured						Appreciation Fund +						Core Equity Fund +
	Appreciation Fund						U.S. Equity Fund						GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		5.50%	[1]	None		None		5.50%	[1]	None		None		5.50%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None		None		None		None		None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	None		None		None		None		None		None		None		None		None
Exchange Fees	None		None		None		None		None		None		None		None		None		None		None		None

																			Combined Fund Pro Forma
																			(AXA Enterprise Capital
													Combined Fund Pro Forma						Appreciation Fund + AXA
													(AXA Enterprise Capital						Enterprise Multimanager
	AXA Enterprise Capital						Goldman Sachs Structured						Appreciation Fund +						Core Equity Fund +
	Appreciation Fund						U.S. Equity Fund						GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%		0.73%		0.73%		0.65%	[6]	0.65%	[6]	0.65%	[6]	0.64%	[6]	0.64%	[6]	0.64%	[6]	0.64%	[6]	0.64%	[6]	0.64%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses*	0.40%		0.40%		0.40%		0.25%	[7]	0.25%	[7]	0.25%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]

Total Fund Operating Expenses*	1.58%	[8]	2.13%	[8]	2.13%	[8]	1.15%		1.90%		1.90%		1.13%		1.88%		1.88%		1.13%		1.88%		1.88%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

																			Combined Fund Pro Forma
																			(AXA Enterprise Capital
													Combined Fund Pro Forma						Appreciation Fund + AXA
	AXA Enterprise												(AXA Enterprise Capital						Enterprise Multimanager
	Multimanager Capital						Goldman Sachs Structured						Appreciation Fund +						Core Equity Fund +
	Appreciation Fund						U.S. Equity Fund						GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%		0.73%		0.73%		0.55%	[6]	0.55%	[6]	0.55%	[6]	0.54%	[6]	0.54%	[6]	0.54%	[6]	0.54%	[6]	0.54%	[6]	0.54%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses	0.40%		0.40%		0.40%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.58%	[8]	2.13%	[8]	2.13%	[8]	0.99%		1.74%		1.74%		0.98%		1.73%		1.73%		0.98%		1.73%		1.73%

Combined Fund Pro Forma
(AXA Enterprise Capital
			Combined Fund Pro Forma	Appreciation Fund + AXA Enterprise
	AXA Enterprise Capital	Goldman Sachs Structured U.S.	(AXA Enterprise Capital	Multimanager Core Equity Fund +
	Appreciation Fund	Equity Fund	Appreciation Fund + GST Fund)	GST Fund)

	Class Y Shares	Institutional Shares	Institutional Shares	Institutional Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)[2]	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fees	2.00% [5]	None	None	None
Exchange Fees	None	None	None	None

				Combined Fund Pro Forma
				(AXA Enterprise Capital
			Combined Fund Pro Forma	Appreciation Fund + AXA Enterprise
	AXA Enterprise Capital	Goldman Sachs Structured	(AXA Capital Appreciation	Multimanager Core Equity Fund +
	Appreciation Fund	U.S. Equity Fund	Enterprise Fund + GST Fund)	GST Fund)

	Class Y Shares	Institutional Shares	Institutional Shares	Institutional Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%	0.65% [6]	0.64% [6]	0.64% [6]
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses*	0.40%	0.10% [7]	0.09%	0.09%

Total Fund Operating Expenses*	1.13%	0.75%	0.73%	0.73%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

				Combined Fund Pro Forma (AXA
			Combined Fund Pro Forma	Enterprise Capital Appreciation Fund
	AXA Enterprise Capital	Goldman Sachs Structured	(AXA Capital Appreciation	+ AXA Enterprise Multimanager Core
	Appreciation Fund	U.S. Equity Fund	Enterprise Fund + GST Fund)	Equity Fund + GST Fund)

	Class Y Shares	Institutional Shares	Institutional Shares	Institutional Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%	0.55% [6]	0.54% [6]	0.54% [6]
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.40%	0.04% [7]	0.04% [7]	0.04% [7]

Total Fund Operating Expenses (after current expense limitations)	1.13% [6]	0.59%	0.58%	0.58%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a contingent deferred sales charge (“CDSC”) of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured U.S. Equity Fund	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

Prior to this fee reduction commitment, the management fees for the Structured U.S. Equity Fund as an annual percentage rate of average daily net assets was 0.65%. Additionally, as of August 31, 2006, GSAM was voluntarily waiving a portion of its management fee equal to 0.10% based on the average daily net assets of the GST Fund.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and other extraordinary expenses) do not exceed 1.75% for Class A Shares, 2.30% for Class B and Class C Shares and 1.30% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.56% for Class A Shares, 2.11% for Class B and Class C Shares and 1.11% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the “Combined Fund Pro forma Figure 1”); and (4) the same GST if it acquires both the AXA Enterprise Capital Appreciation Fund and the AXA Enterprise Multimanager Core Equity Fund (i.e., the “Combined Fund Pro forma Figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Capital Appreciation Fund
Class A Shares	$628	$950	$1,295	$2,264
Class B Shares
- assuming complete redemption at end of period	$716	$1,067	$1,344	$2,322
- assuming no redemption	$216	$667	$1,144	$2,322
Class C Shares
- assuming complete redemption at end of period	$316	$667	$1,144	$2,462
- assuming no redemption	$216	$667	$1,144	$2,462
Class Y Shares	$115	$359	$622	$1,375
Goldman Sachs Structured U.S. Equity Fund
Class A Shares	$645	$848	$1,067	$1,696
Class B Shares[1]
- assuming complete redemption at end of period	$677	$848	$1,144	$1,853
- assuming no redemption	$177	$548	$944	$1,853
Class C Shares
- assuming complete redemption at end of period	$277	$548	$944	$2,052
- assuming no redemption	$177	$548	$944	$2,052
Institutional Shares	$60	$189	$329	$738
Combined Fund Pro Forma (AXA Enterprise Capital Appreciation Fund + GST Fund)
Class A Shares	$644	$845	$1,062	$1,685
Class B Shares[1]
- assuming complete redemption at end of period	$676	$845	$1,139	$1,842
- assuming no redemption	$176	$545	$939	$1,842
Class C Shares
- assuming complete redemption at end of period	$276	$545	$939	$2,041
- assuming no redemption	$176	$545	$939	$2,041
Institutional Shares	$59	$186	$324	$726

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma (AXA Enterprise Capital Appreciation + Multimanager Core Equity Fund + GST Fund)
Class A Shares	$659	$889	$1,138	$1,849
Class B Shares[1]
- assuming complete redemption at end of period	$691	$891	$1,216	$2,005
- assuming no redemption	$191	$591	$1,016	$2,005
Class C Shares
- assuming complete redemption at end of period	$291	$591	$1,016	$2,201
- assuming no redemption	$191	$591	$1,016	$2,201
Institutional Shares	$75	$233	$406	$906

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Capital Appreciation Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 11/17/87)
Return Before Taxes	0.78%	5.62%	6.95%
Return After Taxes on Distributions[1]	0.78%	5.62%	5.28%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.51%	4.85%	5.26%
Russell 1000 Growth Index[2]	9.07%	2.69%	5.44%

Class B (inception 5/1/95)
Return Before Taxes	0.22%	5.75%	7.00%
Russell 1000 Growth Index	9.07%	2.69%	8.44%

Class C (inception 5/1/97)
Return Before Taxes	4.22%	6.08%	7.41%
Russell 1000 Growth Index	9.07%	2.67%	4.90%

Class Y (inception 5/14/98)
Return Before Taxes	6.27%	7.14%	5.24%
Russell 1000 Growth Index	9.07%	2.69%	1.25%

Goldman Sachs Structured U.S. Equity Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 5/24/91)
Return Before Taxes	13.03%	7.05%	8.22%
Return After Taxes on Distributions[1]	6.17%	5.66%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.29%	5.03%	6.26%
S&P 500 Index[3]	15.79%	6.19%	8.42%

Class B (inception 5/1/96)
Return Before Taxes	12.24%	6.26%	7.46%
S&P 500 Index	15.79%	6.19%	8.42%

Class C (inception 8/15/97)
Return Before Taxes	12.22%	6.27%	5.39%
S&P 500 Index	15.79%	6.19%	6.32%

Institutional Class (inception 6/15/95)
Return Before Taxes	13.51%	7.48%	8.70%
S&P 500 Index	15.79%	6.19%	8.42%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index® is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

AXA Enterprise Capital	Goldman Sachs Structured
Appreciation Fund	U.S. Equity Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no contingent deferred sales charge (“CDSC”) on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule
12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	AXA Enterprise Capital	Goldman Sachs Structured
	Appreciation Fund	U.S. Equity Fund

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization, because more than one AXA Enterprise Fund is being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Capital Appreciation Fund being reorganized into the GST Fund.

							Pro Forma
	AXA Enterprise	AXA Enterprise	Goldman Sachs		Pro Forma		Combined Fund
	Capital	Multimanager	Structured		Combined Fund		(Fund A +
	Appreciation	Core Equity	U.S. Equity	Pro Forma	(Fund A +	Pro Forma	Fund B +
	Fund (Fund A)	Fund (Fund B)	Fund* (Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$192,169 (Class A Shares)	$587 (Class A Shares)	$611,999 (Class A Shares)	$0	$804,168 (Class A Shares)	$3,781	$808,536 (Class A Shares)
	$67,065 (Class B Shares)	$323 (Class B Shares)	$78,110 (Class B Shares)	$0	$145,175 (Class B Shares)	$0	$145,498 (Class B Shares)
	$64,690 (Class C Shares)	$324 (Class C Shares)	$36,628 (Class C Shares)	$0	$101,318 (Class C Shares)	$0	$101,642 (Class C Shares)
	$65,267 (Class Y Shares)	$6,900 (Class Y Shares)	$644,250 (Institutional Shares)	$0	$709,517 (Institutional Shares)	$0	$716,417 (Institutional Shares)
		$3,781 (Class P Shares)	$13,019 (Service Shares)			$(3,781)	$13,019 (Service Shares)
Net Asset Value Per Share:	$34.08 (Class A Shares)	$11.34 (Class A Shares)	$31.79 (Class A Shares)	$(34.08)	$31.79 (Class A Shares)	$(45.42)	$31.79 (Class A Shares)
	$31.34 (Class B Shares)	$11.05 (Class B Shares)	$29.92 (Class B Shares)	$(31.34)	$29.92 (Class B Shares)	$(42.39)	$29.92 (Class B Shares)
	$32.25 (Class C Shares)	$11.05 (Class C Shares)	$29.78 (Class C Shares)	$(32.25)	$29.78 (Class C Shares)	$(43.30)	$29.78 (Class C Shares)
	$35.61 (Class Y Shares)	$11.39 (Class Y Shares)	$32.48 (Institutional Shares)	$(35.61)	$32.48 (Institutional Shares)	$(46.99)	$32.48 (Institutional Shares)
		$11.35 (Class P Shares)	$31.50 (Service Shares)			$11.35	$31.50 (Service Shares)
Shares Outstanding:	5,639 (Class A Shares)	52 (Class A Shares)	19,251 (Class A Shares)	405	25,295 (Class A Shares)	491	25,433 (Class A Shares)
	2,140 (Class B Shares)	29 (Class B Shares)	2,611 (Class B Shares)	101	4,852 (Class B Shares)	83	4,863 (Class B Shares)
	2,006 (Class C Shares)	29 (Class C Shares)	1,230 (Class C Shares)	166	3,402 (Class C Shares)	148	3,413 (Class C Shares)
	1,833 (Class Y Shares)	606 (Class Y Shares)	19,835 (Institutional Shares)	177	21,845 (Institutional Shares)	$(217)	22,057 (Institutional Shares)
		333 (Class P Shares)	413 (Service Shares)			$(333)	413 (Service Shares)

*	The Goldman Sachs Structured U.S. Equity Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(b): Approval of the Reorganization of the AXA Enterprise Deep Value Fund into the Goldman Sachs Large Cap Value Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Deep Value Fund into the Goldman Sachs Large Cap Value Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that

Fund’s shareholders. The GST Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund

Investment Objective Seeks total return through capital appreciation with income as a secondary consideration.	Investment Objective Seeks long-term capital appreciation.

Investment Policies	Investment Policies
Under normal circumstances, the Fund invests primarily in equity securities of U.S. large capitalization companies that the sub-adviser believes are undervalued. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in large-cap U.S. issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. Currently, the capitalization range of the Russell 1000® Value Index was between $1.3 billion and $448 billion.

The sub-adviser utilizes a value-oriented investment style that emphasizes companies whose stocks are undervalued based on certain financial measurements, including price-to-earnings and price-to-book ratios and dividend income potential.	The Fund seeks its investment objective by investing in value opportunities that GSAM defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for total return, such as preferred securities, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund may invest up to 20% of its assets in foreign securities, including securities of companies in emerging markets.	Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities quoted in foreign currencies.

The Fund also may invest in equity securities of small and mid-capitalization companies.	The Fund may, to the extent consistent with its investment policies, invest in small- and mid- capitalization companies.

The Fund generally does not invest more than 5% of its assets in fixed-income securities.	The Fund also may invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is Barrow, Hanley, Mewhinney & Strauss, Inc.	Investment Adviser GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies, and restrictions of AXA Enterprise Deep Value Fund and Goldman Sachs Large Cap Value Fund are, in general, similar. One difference that should be noted is that the Goldman Sachs Large Cap Value Fund generally is required to invest a greater portion of its assets (at least 80% of its Net Assets) in equity securities of U.S. companies with large capitalizations than the AXA Enterprise Deep Value Fund (at least 65% of its assets). The GST Fund considers large capitalization companies to be those companies having a market capitalization within the range of companies in the Russell 1000 Value Index, which includes companies with capitalizations as small as $1.3 billion, while the AXA Enterprise Fund considers large capitalization companies to be those companies with a market capitalization of more than $10 billion. In addition, the GST Fund may invest in up to 25% of its Net Assets in foreign securities, while the AXA Enterprise Fund may invest up to 20% of its total assets in foreign securities.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations  — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

Goldman Sachs
	AXA Enterprise	Large Cap
	Deep Value Fund	Value Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/ Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Initial Public Offering Risk	X	X
Small-Capitalization Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Deep Value Fund and the Goldman Sachs Large Cap Value Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Large Cap Value Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.

      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

	AXA Enterprise Deep Value Fund							Goldman Sachs Large Cap Value Fund					Combined Fund Pro forma

	Class A		Class B		Class C		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None	None		None	None	None	None		None	None	None

	AXA Enterprise Deep Value Fund				Goldman Sachs Large Cap Value Fund								Combined Fund Pro forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%	0.73%	0.73%	0.73%	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.61%	0.61%	0.61%	0.61%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]

Total Fund Operating Expenses*	1.79% [8]	2.34% [8]	2.34% [8]	1.34% [8]	1.23%		1.98%		1.98%		0.83%		1.23%		1.98%		1.98%		0.83%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

	AXA Enterprise Deep Value Fund				Goldman Sachs Large Cap Value Fund								Combined Fund Pro forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.44%	0.44%	0.44%	0.44%	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]	0.74%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.61%	0.61%	0.61%	0.61%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.50% [8]	2.05% [8]	2.05% [8]	1.05% [8]	1.23%		1.98%		1.98%		0.83%		1.23%		1.98%		1.98%		0.83%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Large Cap Value Fund	0.75%	First $1 Billion
	0.68%	Next $1 Billion
	0.65%	Over $2 Billion

Prior to this fee reduction commitment, the management fees for the Large Cap Value Fund as an annual percentage rate of average daily net assets was 0.75%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.50% for Class A Shares, 2.05% for Class B and Class C Shares and 1.05% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.49% for Class A Shares, 2.04% for Class B and Class C Shares and 1.04% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Deep Value Fund
Class A Shares	$620	$983	$1,371	$2,452
Class B Shares
- assuming complete redemption at end of period	$708	$1,101	$1,421	$2,510
- assuming no redemption	$208	$701	$1,221	$2,510
Class C Shares
- assuming complete redemption at end of period	$308	$701	$1,221	$2,647
- assuming no redemption	$208	$701	$1,221	$2,647
Class Y Shares	$107	$395	$705	$1,583
Goldman Sachs Large Cap Value Fund
Class A Shares	$668	$919	$1,188	$1,957
Class B Shares[1]
- assuming complete redemption at end of period	$701	$921	$1,268	$2,113
- assuming no redemption	$201	$621	$1,068	$2,113
Class C Shares
- assuming complete redemption at end of period	$301	$621	$1,068	$2,306
- assuming no redemption	$201	$621	$1,068	$2,306
Institutional Shares	$85	$265	$460	$1,025
Combined Fund Pro forma
Class A Shares	$668	$919	$1,188	$1,957
Class B Shares[1]
- assuming complete redemption at end of period	$701	$921	$1,268	$2,113
- assuming no redemption	$201	$621	$1,068	$2,113
Class C Shares
- assuming complete redemption at end of period	$301	$621	$1,068	$2,306
- assuming no redemption	$201	$621	$1,068	$2,306
Institutional Shares	$85	$265	$460	$1,025

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

AXA Enterprise Deep Value Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 5/31/2001)
Return Before Taxes	10.86%	5.55%	4.88%
Return After Taxes on Distributions[1]	9.92%	4.73%	4.13%
Return After Taxes on Distributions	7.67%	4.42%	3.87%
and Sale of Fund Shares[1]
Russell 1000 Value Index[2]	22.25%	10.86%	8.36%

Class B (inception 5/31/2001)
Return Before Taxes	10.88%	5.70%	5.10%
Russell 1000 Value Index	22.25%	10.86%	8.36%

Class C (inception 5/31/2001)
Return Before Taxes	14.88%	6.02%	5.24%
Russell 1000 Value Index	22.25%	10.86%	8.36%

Class Y (inception 5/31/2001)
Return Before Taxes	17.10%	7.07%	6.26%
Russell 1000 Value Index	22.25%	10.86%	8.36%
Goldman Sachs Large Cap Value Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/15/1999)
Return Before Taxes	18.44%	10.30%	7.82%
Return After Taxes on Distributions[1]	11.06%	8.32%	6.39%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.50%	7.57%	5.82%
Russell 1000 Value Index[2]	22.25%	10.86%	8.03%

Class B (inception 12/15/1999)
Return Before Taxes	17.54%	9.48%	7.00%
Russell 1000 Value Index	22.25%	10.86%	8.03%

Class C (inception 12/15/1999)
Return Before Taxes	17.64%	9.47%	7.00%
Russell 1000 Value Index	22.25%	10.86%	8.03%

Institutional Class (inception 12/15/1999)
Return Before Taxes	18.93%	10.73%	8.23%
Russell 1000 Value Index	22.25%	10.86%	8.03%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Value Index® is an unmanaged market capitalization weighted index of common stocks that measures the performance of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise	Goldman Sachs
	Deep Value Fund	Large Cap Value Fund

Sales Charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	AXA Enterprise	Goldman Sachs
	Deep Value Fund	Large Cap Value Fund

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs Large	Pro Forma	Pro Forma
	Deep Value Fund	Cap Value Fund*	Adjustments	Combined Fund

Net Assets:	$28,937 (Class A Shares)	$707,319 (Class A Shares)	$0	$736,256 (Class A Shares)
	$15,739 (Class B Shares)	$24,939 (Class B Shares)	$0	$40,678 (Class B Shares)
	$7,009 (Class C Shares)	$54,909 (Class C Share)	$0	$61,918 (Class C Shares)
	$9,117 (Class Y Shares)	$506,910 (Institutional Shares)	$0	$516,027 (Institutional Shares)

Net Asset Value Per Share:	$10.96 (Class A Shares)	$13.80 (Class A Shares)	$(10.96)	$13.80 (Class A Shares)
	$10.86 (Class B Shares)	$13.44 (Class B Shares)	$(10.86)	$13.44 (Class B Shares)
	$10.86 (Class C Shares)	$13.40 (Class C Shares)	$(10.86)	$13.40 (Class C Shares)
	$11.03 (Class Y Shares)	$13.94 (Institutional Shares)	$(11.03)	$13.94 (Institutional Shares)

Shares Outstanding:	2,641 (Class A Shares)	51,269 (Class A Shares)	(544)	53,366 (Class A Shares)
	1,449 (Class B Shares)	1,855 (Class B Shares)	(278)	3,026 (Class B Shares)
	645 (Class C Shares)	4,098 (Class C Shares)	(122)	4,621 (Class C Shares)
	827 (Class Y Shares)	36,360 (Institutional Shares)	(174)	37,013 (Institutional Shares)

*	The Goldman Sachs Large Cap Value Fund will be the accounting survivor for financial statement purposes.
*     *     *     *     *
Proposal 1(c): Approval of the Reorganization of the AXA Enterprise Equity Fund into the Goldman Sachs Structured Large Cap Growth Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Equity Fund into the Goldman Sachs Structured Large Cap Growth Fund. You should read carefully the entire Proxy/Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

Goldman Sachs Structured
AXA Enterprise Equity Fund	Large Cap Growth Fund

Investment Objective	Investment Objective
Seeks Long-term capital appreciation.	Seeks long-term growth of capital. Dividend income is a secondary consideration. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the sub-adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the Russell 1000® Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund is not required to limit its investments to securities in the Russell 1000® Growth Index. The capitalization range of the Russell 1000® Growth Index is currently between $1.369 billion and $432.114 billion.

Goldman Sachs Structured
AXA Enterprise Equity Fund	Large Cap Growth Fund

The sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. The sub-adviser generally selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets.	The adviser emphasizes a company’s growth prospects in analyzing equity investments to be purchased by the Fund. The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return. The Fund maintains the risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index. The Fund seeks to maximize expected return while maintaining characteristics similar to its benchmark which generally consists of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund may invest up to 20% of its assets in foreign securities, including securities of companies in emerging markets, provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts (“ADRs”) or European Depositary Receipts (“EDRs”) listed on a domestic securities exchange or traded in the U.S. over-the-counter market.	The Fund may make foreign investments, including ADRs and global depositary receipts. The Fund generally does not invest in securities of emerging market issuers. Equity securities of foreign issuers must be traded in the United States.

The Fund also may invest in equity securities of small and mid-capitalization companies.	The Fund may, to the extent consistent with its investment policies, invest in small- and mid- capitalization companies.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements; non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Goldman Sachs Structured
AXA Enterprise Equity Fund	Large Cap Growth Fund

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is TCW Investment Management Company.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Equity Fund and Goldman Sachs Structured Large Cap Growth Fund are, in general, similar. One difference that should be noted is that the AXA Enterprise Fund defines large capitalization companies as companies with market capitalization in excess of $5 billion at the time of investment, while the GST Fund targets equity investments that fall within the capitalization range of the Russell 1000® Growth Index, which is currently between $1.369 billion and $432.114 billion. One other difference is that the investment adviser to the GST Fund uses a quantitative investment style unlike the investment sub-adviser to the AXA Enterprise Fund.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

Goldman Sachs Structured
	AXA Enterprise Equity Fund	Large Cap Growth Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X
Small-Capitalization Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Equity Fund and the Goldman Sachs Structured Large Cap Growth Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Equity Fund into the GST Fund and then assuming the Reorganization of both the AXA Enterprise Equity Fund and the AXA Enterprise Multimanager Growth Fund into the GST Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Structured Large Cap Growth Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists, (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure) and (4) the same GST Fund if both the AXA Enterprise Equity Fund and the AXA Enterprise Multimanager Growth Fund are acquired by the single GST Fund (i.e., “pro forma figure 2”).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

Combined Fund Pro Forma
									Combined Fund Pro Forma				(AXA Enterprise Equity Fund + AXA
					Goldman Sachs Structured Large Cap				(AXA Enterprise Equity Fund +				Enterprise Multimanager Growth Fund +
	AXA Enterprise Equity Fund				Growth Fund				GST Fund)				GST Fund)

	Class A	Class B	Class C	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%[1]	None	None	None	5.50%[1]	None	None	None	5.50%[1]	None	None	None	5.50%[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None [1]	5.00%[3]	1.00%[4]	None	None [1]	5.00%[3]	1.00%[4]	None	None [1]	5.00%[3]	1.00%[4]	None	None [1]	5.00%[3]	1.00%[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None
Redemption Fees	2.00%[5]	2.00%[5]	2.00%[5]	2.00%[5]	None	None	None	None	None	None	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None

													Combined Fund Pro Forma
									Combined Fund Pro Forma				(AXA Enterprise Equity Fund + AXA
					Goldman Sachs Structured Large Cap				(AXA Enterprise Equity Fund +				Enterprise Multimanager Growth Fund +
	AXA Enterprise Equity Fund				Growth Fund				GST Fund)				GST Fund)

	Class A	Class B	Class C	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%	0.73%	0.73%	0.73%	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]	0.65%[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses*	0.59%	0.59%	0.59%	0.59%	0.26%[7]	0.26%[7]	0.26%[7]	0.11%[7]	0.25%[7]	0.25%[7]	0.25%[7]	0.10%	0.25%[7]	0.25%[7]	0.25%[7]	0.10%

Total Fund Operating Expenses*	1.77%[8]	2.32%[8]	2.32%[8]	1.32%	1.16%	1.91%	1.91%	0.76%	1.15%	1.90%	1.90%	0.75%	1.15%	1.90%	1.90%	0.75%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

													Combined Fund Pro Forma
													(AXA Enterprise Equity Fund +
									Combined Fund Pro Forma				AXA Enterprise Multimanager Growth
					Goldman Sachs Structured Large Cap				(AXA Enterprise Equity Fund +				Fund +
	AXA Enterprise Equity Fund				Growth Fund				GST Fund)				GST Fund)

	Class A	Class B	Class C	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.56%	0.56%	0.56%	0.56%	0.55%[6]	0.55%[6]	0.55%[6]	0.55%[6]	0.56%[6]	0.56%[6]	0.56%[6]	0.56%[6]	0.56%[6]	0.56%[6]	0.56%[6]	0.56%[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.59%	0.59%	0.59%	0.59%	0.20%[7]	0.20%[7]	0.20%[7]	0.05%[7]	0.19%[7]	0.19%[7]	0.19%[7]	0.04%[7]	0.19%[7]	0.19%[7]	0.19%[7]	0.04%[7]

Total Fund Operating Expenses (after current expense limitations)	1.60%[8]	2.15%[8]	2.15%[8]	1.15%[6]	1.00%	1.75%	1.75%	0.60%	1.00%	1.75%	1.75%	0.60%	1.00%	1.75%	1.75%	0.60%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured Large Cap Growth	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.65%. Additionally, as of August 31, 2006, GSAM was voluntarily waiving a portion of its management fee equal to 0.10% based on the average daily net assets of the GST Fund.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and other extraordinary expenses) do not exceed 1.60% for Class A Shares, 2.15% for Class B and Class C Shares and 1.15% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.55% for Class A Shares, 2.10% for Class B and Class C Shares and 1.10% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the “Combined Fund Pro forma Figure 1”); and (4) the same GST Fund if it acquires both the AXA Enterprise Equity Fund and the AXA Enterprise Multimanager Growth Fund (i.e., the “Combined Fund Pro forma Figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Equity Fund
Class A Shares	$630	$989	$1,372	$2,443
Class B Shares
- assuming complete redemption at end of period	$718	$1,107	$1,423	$2,502
- assuming no redemption	$218	$707	$1,223	$2,502
Class C Shares
- assuming complete redemption at end of period	$318	$707	$1,223	$2,639
- assuming no redemption	$218	$707	$1,223	$2,639
Class Y Shares	$117	$401	$706	$1,573
Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	$662	$898	$1,153	$1,881
Class B Shares[1]
- assuming complete redemption at end of period	$694	$900	$1,232	$2,038
- assuming no redemption	$194	$600	$1,032	$2,038
Class C Shares
- assuming complete redemption at end of period	$294	$600	$1,032	$2,233
- assuming no redemption	$194	$600	$1,032	$2,233
Institutional Shares	$78	$243	$422	$942
Combined Fund Pro Forma (AXA Enterprise Equity Fund + GST Fund)
Class A Shares	$661	$895	$1,148	$1,871
Class B Shares[1]
- assuming complete redemption at end of period	$693	$897	$1,226	$2,027
- assuming no redemption	$193	$597	$1,026	$2,027
Class C Shares
- assuming complete redemption at end of period	$293	$597	$1,026	$2,222
- assuming no redemption	$193	$597	$1,026	$2,222
Institutional Shares	$77	$240	$417	$930

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma (AXA Enterprise Equity Fund + AXA Enterprise Multimanager Growth Fund + GST Fund)
Class A Shares	$661	$895	$1,148	$1,871
Class B Shares[1]
- assuming complete redemption at end of period	$693	$897	$1,226	$2,027
- assuming no redemption	$193	$597	$1,026	$2,027
Class C Shares
- assuming complete redemption at end of period	$293	$597	$1,026	$2,222
- assuming no redemption	$193	$597	$1,026	$2,222
Institutional Shares	$77	$240	$417	$930

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Equity Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 5/1/97)
Return Before Taxes	-9.99%	2.09%	3.01%
Return After Taxes on Distributions[1]	-9.99%	2.09%	2.69%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-6.49%	1.79%	2.43%
Russell 1000 Growth Index[2]	9.07%	2.69%	4.90%

Class B (inception 5/1/97)
Return Before Taxes	-10.72%	2.15%	3.07%
Russell 1000 Growth Index	9.07%	2.69%	4.90%

Class C (inception 5/1/97)
Return Before Taxes	-6.95%	2.51%	3.00%
Russell 1000 Growth Index	9.07%	2.69%	4.90%

Class Y (inception 10/14/98)
Return Before Taxes	-5.01%	3.55%	2.44%
Russell 1000 Growth Index	9.07%	2.69%	2.54%
Goldman Sachs Structured Large Cap Growth Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 5/1/97)
Return Before Taxes	7.76%	3.58%	5.48%
Return After Taxes on Distributions[1]	1.85%	2.41%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.22%	2.07%	3.42%
Russell 1000 Growth Index[2]	9.07%	2.69%	5.44%

Class B (inception 5/1/97)
Return Before Taxes	6.97%	2.81%	4.01%
Russell 1000 Growth Index	9.07%	2.69%	4.87%

Class C (inception 8/15/97)
Return Before Taxes	6.97%	2.81%	2.32%
Russell 1000 Growth Index	9.07%	2.69%	3.23%

Institutional Class (inception 5/1/97)
Return Before Taxes	8.20%	4.00%	5.87%
Russell 1000 Growth Index	9.07%	2.69%	5.44%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index® is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

Goldman Sachs Structured
	AXA Enterprise Equity Fund	Large Cap Growth Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

Goldman Sachs Structured
	AXA Enterprise Equity Fund	Large Cap Growth Fund

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization, because more than one AXA Enterprise Fund is being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Equity Fund being reorganized into the GST Fund.

							Pro Forma
		AXA Enterprise	Goldman Sachs		Pro Forma		Combined Fund
	AXA Enterprise	Multimanager	Structured Large		Combined Fund		(Fund A +
	Equity Fund	Growth Fund	Cap Growth	Pro Forma	(Fund A +	Pro Forma	Fund B +
	(Fund A)	(Fund B)	Fund* (Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$43,197 (Class A Shares)	$807 (Class A Shares)	$310,386 (Class A Shares)	$0	$353,583 (Class A Shares)	$3,072	$357,462 (Class A Shares)
	$33,720 (Class B Shares)	$347 (Class B Shares)	$41,947 (Class B Shares)	$0	$75,667 (Class B Shares)	$0	$76,014 (Class B Shares)
	$23,498 (Class C Shares)	$239 (Class C Shares)	$22,811 (Class C Shares)	$0	$46,309 (Class C Shares)	$0	$46,548 (Class C Shares)
	$7,545 (Class Y Shares)	$5,930 (Class Y Shares)	$488,448 (Institutional Shares)	$0	$495,993 (Institutional Shares)	$0	$501,923 (Institutional Shares)
		$3,072 (Class P Shares)	$260 (Service Shares)			$(3,072)	$260 (Service Shares)
Net Asset Value Per Share:	$6.00 (Class A Shares)	$9.46 (Class A Shares)	$13.20 (Class A Shares)	$(6.00)	$13.20 (Class A Shares)	$(15.46)	$13.20 (Class A Shares)
	$5.72 (Class B Shares)	$9.22 (Class B Shares)	$12.33 (Class B Shares)	$(5.72)	$12.33 (Class B Shares)	$(14.94)	$12.33 (Class B Shares)
	$5.73 (Class C Shares)	$9.21 (Class C Shares)	$12.34 (Class C Shares)	$(5.73)	$12.34 (Class C Shares)	$(14.94)	$12.34 (Class C Shares)
	$6.21 (Class Y Shares)	$9.55 (Class Y Shares)	$13.58 (Institutional Shares)	$(6.21)	$13.58 (Institutional Shares)	$(15.76)	$13.58 (Institutional Shares)
		$9.49 (Class P Shares)	$13.10 (Service Shares)			$(9.49)	$13.10 (Service Shares)
Shares Outstanding:	7,196 (Class A Shares)	85 (Class A Shares)	23,521 (Class A Shares)	(3,922)	26,795 (Class A Shares)	(3,713)	27,089 (Class A Shares)
	5,892 (Class B Shares)	38 (Class B Shares)	3,401 (Class B Shares)	(3,158)	6,135 (Class B Shares)	(3,168)	6,163 (Class B Shares)
	4,101 (Class C Shares)	26 (Class C Shares)	1,849 (Class C Shares)	(2,196)	3,754 (Class C Shares)	(2,203)	3,773 (Class C Shares)
	1,215 (Class Y Shares)	621 (Class Y Shares)	35,974 (Institutional Shares)	(659)	36,530 (Institutional Shares)	(843)	36,967 (Institutional Shares)
		324 (Class P Shares)	20 (Service Shares)			(324)	20 (Service Shares)

*	The Goldman Sachs Structured Large Cap Growth Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *

Proposal 1(d): Approval of the Reorganization of the AXA Enterprise Equity Income Fund into the Goldman Sachs Growth and Income Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Equity Income Fund into the Goldman Sachs Growth and Income Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The AXA Enterprise Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund

Investment Objective	Investment Objective
Seeks above average and consistent total return through a combination of growth and income investing.	Seeks long-term growth of capital and growth of income.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment.	The Fund invests, under normal circumstances, at least 65% of its Total Assets in equity investments that the adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. The Fund invests primarily in equity securities of large capitalization U.S. companies.

The sub-adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. The sub-adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index.	The Fund invests primarily in securities that are believed to be undervalued.

AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for total return, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund may invest up to 20% (but generally does not invest more than 5%) of its assets in fixed-income securities.	The Fund may also invest up to 35% of its Total Assets in fixed-income securities (including up to 10% in non- investment grade fixed-income securities), such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective.

The Fund may invest up to 20% of its assets in foreign securities, including securities of issuers in emerging markets.	The Fund may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Fund also may invest in equity securities of small-and mid-capitalization companies.	The Fund may, to the extent consistent with its investment policies, invest in small- and mid- capitalization companies.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is Boston Advisors, LLC.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Equity Income Fund and Goldman Sachs Structured Large Cap Growth Fund are, in general, similar. One difference that should be noted is that the AXA Enterprise Fund generally is required to invest a greater portion of its assets (at least 80% of its net assets, plus borrowings for investment purposes) in equity securities than the GST Fund (at least 65% of its assets). In addition, the GST Fund also may invest in fixed-income securities, including non-investment grade fixed-income securities, and foreign securities (including securities of issuers in emerging markets) to a greater extent than the AXA Enterprise Fund.

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Equity	Goldman Sachs
	Income Fund	Growth and Income Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Small-Capitalization Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Equity Income Fund and the Goldman Sachs Growth and Income Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Equity Income Fund into the GST Fund and then assuming the Reorganization of both the AXA Enterprise Equity Income Fund and the AXA Enterprise Growth and Income Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Growth and Income Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists, (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure) and (4) the same GST Fund if both the AXA Enterprise Equity Income Fund and AXA Enterprise Growth and Income Fund are acquired by the single GST Fund.
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

Combined Fund Pro Forma
													Combined Fund Pro Forma					(AXA Enterprise Equity
	AXA Enterprise							Goldman Sachs					(AXA Enterprise Equity Income					Income Fund + AXA Enterprise
	Equity Income Fund							Growth and Income Fund					Fund + GST Fund)					Growth and Income Fund + GST Fund)

	Class A		Class B		Class C		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None	None		None	None	None	None		None	None	None	None		None	None	None

																				Combined Fund Pro Forma
													Combined Fund Pro Forma							(AXA Enterprise Equity
	AXA Enterprise				Goldman Sachs								(AXA Enterprise Equity Income							Income Fund + AXA Enterprise
	Equity Income Fund				Growth and Income Fund								Fund + GST Fund)							Growth and Income Fund + GST Fund)

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%	0.73%	0.73%	0.73%	0.70%	[6]	0.70%	[6]	0.70%	[6]	0.70%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69% [6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69% [6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None	0.25%		1.00%		1.00%		None
Other Expenses*	0.53%	0.53%	0.53%	0.53%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%

Total Fund Operating Expenses*	1.71% [8]	2.26% [8]	2.26% [8]	1.26%	1.19%		1.94%		1.94%		0.79%		1.18%		1.93%		1.93%		0.78%	1.18%		1.93%		1.93%		0.78%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

																					Combined Fund Pro Forma
													Combined Fund Pro Forma								(AXA Enterprise Equity
	AXA Enterprise				Goldman Sachs								(AXA Enterprise Equity Income								Income Fund + AXA Enterprise
	Equity Income Fund				Growth and Income Fund								Fund + GST Fund)								Growth and Income Fund + GST Fund)

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.52%	0.52%	0.52%	0.52%	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.53%	0.53%	0.53%	0.53%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.50% [8]	2.05% [8]	2.05% [8]	1.05% [8]	1.18%		1.93%		1.93%		0.78%		1.17%		1.92%		1.92%		0.77%		1.17%		1.92%		1.92%		0.77%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Growth and Income Fund	0.70%	First $1 Billion
	0.63%	Next $1 Billion
	0.60%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.70%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.054% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.50% for Class A Shares, 2.05% for Class B and Class C Shares and 1.05% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.49% for Class A Shares, 2.04% for Class B and Class C Shares and 1.04% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the “Combined Fund Pro forma Figure 1”); and (4) the same GST Fund if it acquires both the AXA Enterprise Equity Income Fund and the AXA Enterprise Growth and Income Fund (i.e., the “Combined Fund Pro forma Figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Equity Income Fund
Class A Shares	$620	$968	$1,339	$2,378
Class B Shares
- assuming complete redemption at end of period	$708	$1,085	$1,389	$2,436
- assuming no redemption	$208	$685	$1,189	$2,436
Class C Shares
- assuming complete redemption at end of period	$308	$685	$1,189	$2,574
- assuming no redemption	$208	$685	$1,189	$2,574
Class Y Shares	$107	$378	$670	$1,501
Goldman Sachs Growth and Income Fund
Class A Shares	$665	$907	$1,168	$1,914
Class B Shares[1]
- assuming complete redemption at end of period	$697	$909	$1,247	$2,070
- assuming no redemption	$197	$609	$1,047	$2,070
Class C Shares
- assuming complete redemption at end of period	$297	$609	$1,047	$2,264
- assuming no redemption	$197	$609	$1,047	$2,264
Institutional Shares	$81	$252	$439	$978
Combined Fund Pro Forma (AXA Enterprise Equity Income Fund + GST Fund)
Class A Shares	$664	$904	$1,163	$1,903
Class B Shares[1]
- assuming complete redemption at end of period	$696	$906	$1,242	$2,059
- assuming no redemption	$196	$606	$1,042	$2,059
Class C Shares
- assuming complete redemption at end of period	$296	$606	$1,042	$2,254
- assuming no redemption	$196	$606	$1,042	$2,254
Institutional Shares	$80	$249	$433	$966

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma (AXA Enterprise Growth & Income Fund + AXA Enterprise Equity Income + GST Fund)
Class A Shares	$664	$904	$1,163	$1,903
Class B Shares[1]
- assuming complete redemption at end of period	$696	$906	$1,242	$2,059
- assuming no redemption	$196	$606	$1,042	$2,059
Class C Shares
- assuming complete redemption at end of period	$296	$606	$1,042	$2,254
- assuming no redemption	$196	$606	$1,042	$2,254
Institutional Shares	$80	$249	$433	$966

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Equity Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 11/17/87)
Return Before Taxes	10.15%	8.16%	7.70%
Return After Taxes on Distributions[1]	8.27%	7.15%	6.19%
Return After Taxes on Distributions and Sale of Fund Shares[1]	8.46%	6.75%	6.03%
Russell 1000 Value Index[2]	22.25%	10.86%	11.00%

Class B (inception 5/1/95)
Return Before Taxes	9.99%	8.33%	7.75%
Russell 1000 Value Index	22.25%	10.86%	11.00%

Class C (inception 5/1/97)
Return Before Taxes	14.00%	8.63%	7.08%
Russell 1000 Value Index	22.25%	10.86%	10.67%

Class Y (inception 1/22/98)
Return Before Taxes	16.14%	9.71%	6.81%
Russell 1000 Value Index	22.25%	10.86%	8.95%
Goldman Sachs Growth and Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 2/5/93)
Return Before Taxes	22.26%	10.46%	5.91%
Return After Taxes on Distributions[1]	14.46%	8.76%	4.54%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.46%	7.89%	4.23%
Russell 1000 Value Index[2]	22.25%	10.86%	10.99%

Class B (inception 5/1/96)
Return Before Taxes	21.39%	9.63%	5.13%
Russell 1000 Value Index	22.25%	10.86%	10.99%

Class C (inception 8/15/97)
Return Before Taxes	21.35%	9.62%	2.79%
Russell 1000 Value Index	22.25%	10.86%	9.24%

Institutional Class (inception 6/3/96)
Return Before Taxes	22.75%	10.89%	6.36%
Russell 1000 Value Index	22.25%	10.86%	10.99%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Value Index® is an unmanaged market capitalization weighted index of common stocks that measures the performance of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization, because more than one AXA Enterprise Fund is being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Equity Income Fund being reorganized into the GST Fund.

							Pro Forma
		AXA Enterprise	Goldman Sachs		Pro Forma		Combined Fund
	AXA Enterprise	Growth and	Growth and		Combined Fund		(Fund A +
	Equity Income	Income Fund	Income Fund*	Pro Forma	(Fund A +	Pro Forma	Fund B +
	Fund (Fund A)	(Fund B)	(Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$113,845 (Class A Shares)	$86,575 (Class A Shares)	$1,061,063 (Class A Shares)	$0	$1,174,908 (Class A Shares)	$0	$1,261,483 (Class A Shares)
	$43,751 (Class B Shares)	$59,295 (Class B Shares)	$64,579 (Class B Shares)	$0	$108,330 (Class B Shares)	$0	$167,625 (Class B Shares)
	$15,334 (Class C Shares)	$16,914 (Class C Shares)	$18,834 (Class C Shares)	$0	$34,168 (Class C Shares)	$0	$51,082 (Class C Shares)
	$14,113 (Class Y Shares)	$25,387 (Class Y Shares)	$27,590 (Institutional Shares)	$0	$41,703 (Institutional Shares)	$0	$67,090 (Institutional Shares)
Net Asset Value Per Share:	$27.50 (Class A Shares)	$38.59 (Class A Shares)	$28.45 (Class A Shares)	$(27.50)	$28.45 (Class A Shares)	$(66.09)	$28.45 (Class A Shares)
	$26.89 (Class B Shares)	$37.10 (Class B Shares)	$27.69 (Class B Shares)	$(26.89)	$27.69 (Class B Shares)	$(63.99)	$27.69 (Class B Shares)
	$27.10 (Class C Shares)	$37.14 (Class C Shares)	$27.60 (Class C Shares)	$(27.10)	$27.60 (Class C Shares)	$(64.24)	$27.60 (Class C Shares)
	$27.57 (Class Y Shares)	$39.83 (Class Y Shares)	$28.81 (Institutional Shares)	$(27.57)	$28.81 (Institutional Shares)	$(67.40)	$28.81 (Institutional Shares)
Shares Outstanding:	4,140 (Class A Shares)	2,243 (Class A Shares)	37,292 (Class A Shares)	(138)	41,294 (Class A Shares)	661	44,336 (Class A Shares)
	1,627 (Class B Shares)	1,598 (Class B Shares)	2,332 (Class B Shares)	(47)	3,912 (Class B Shares)	496	6,053 (Class B Shares)
	566 (Class C Shares)	455 (Class C Shares)	683 (Class C Shares)	(11)	1,238 (Class C Shares)	147	1,851 (Class C Shares)
	512 (Class Y Shares)	637 (Class Y Shares)	958 (Institutional Shares)	(22)	1,448 (Institutional Shares)	222	2,329 (Institutional Shares)

*	The Goldman Sachs Growth and Income Fund will be the accounting survivor for financial statement purposes.
*     *     *     *     *
Proposal 1(e): Approval of the Reorganization of the AXA Enterprise Growth and Income Fund into the Goldman Sachs Growth and Income Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Growth and Income Fund into the Goldman Sachs Growth and Income Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund

Investment Objective	Investment Objective
Seeks total return through capital appreciation with income as a secondary consideration.	Seeks long-term growth of capital and growth of income.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment.	The Fund invests, under normal circumstances, at least 65% of its Total Assets in equity investments that the adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability. The Fund invests primarily in equity securities of large capitalization U.S. companies.

The sub-adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the sub-adviser’s assessment of what the security is worth) and its market price.	The Fund invests primarily in securities that are believed to be undervalued.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for total return, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund may invest up to 35% (but generally does not invest more than 5%) of its assets in fixed-income securities. In seeking income, the Fund generally invests in stocks of dividend-paying companies.	The Fund may also invest up to 35% of its Total Assets in fixed-income securities (including up to 10% in non- investment grade fixed-income securities), such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective.

The Fund may invest, to a limited extent, in foreign securities, including securities of issuers in emerging markets.	The Fund may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Fund also may invest in equity securities of small-and mid-capitalization companies.	The Fund may, to the extent consistent with its investment policies, invest in small- and mid- capitalization companies.

AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is UBS Global Asset Management (Americas) Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Growth and Income Fund and Goldman Sachs Growth and Income Fund are, in general, similar. One difference that should be noted is that the GST Fund generally may invest in fixed-income securities, including non-investment grade fixed-income securities, and foreign securities (including securities of issuers in emerging markets) to a greater extent than the AXA Enterprise Fund.

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise	Goldman Sachs
	Growth and	Growth and
	Income Fund	Income Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/ Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Small-Capitalization Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Growth and Income Fund and the Goldman Sachs Growth and Income Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Growth and Income Fund into the GST Fund and then assuming the Reorganization of both the AXA Enterprise Growth and Income Fund and the AXA Enterprise Equity Income Fund into the GST Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Growth and Income Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists, (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure) and (4) the same GST Fund if both the AXA Enterprise Growth and Income Fund and the AXA Enterprise Equity Income Fund are acquired by the single GST Fund (i.e., “pro forma figure 2”).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

Combined Fund Pro Forma
																Combined Fund Pro Forma							(AXA Enterprise Growth and Income
	AXA Enterprise								Goldman Sachs							(AXA Enterprise Growth and Income							Fund + AXA Enterprise Equity Income
	Growth and Income Fund								Growth and Income Fund							Fund + GST Fund)							Fund + GST Fund)

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None		5.50%	[1]	None		None		None	5.50%	[1]	None		None		None	5.50%	[1]	None		None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None		None	[1]	5.00%	[3]	1.0%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None	None		None		None		None	None		None		None		None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00%	[5]	None		None		None		None	None		None		None		None	None		None		None		None
Exchange Fees	None		None		None		None		None		None		None		None	None		None		None		None	None		None		None		None

																								Combined Fund Pro Forma
																Combined Fund Pro Forma								(AXA Enterprise Growth and Income
	AXA Enterprise							Goldman Sachs								(AXA Enterprise Growth and Income								Fund + AXA Enterprise Equity Income
	Growth and Income Fund							Growth and Income Fund								Fund + GST Fund)								Fund + GST Fund)

	Class A		Class B		Class C		Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%		0.73%		0.73%		0.73%	0.70%	[6]	0.70%	[6]	0.70%	[6]	0.70%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.65%		0.65%		0.65%		0.65%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]

Total Fund Operating Expenses*	1.83%	[8]	2.38%	[8]	2.38%	[8]	1.38%	1.19%		1.94%		1.94%		0.79%		1.18%		1.93%		1.93%		0.78%		1.18%		1.93%		1.93%		0.78%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

																								Combined Fund Pro Forma
																Combined Fund Pro Forma								(AXA Enterprise Growth and Income
	AXA Enterprise							Goldman Sachs								(AXA Enterprise Growth and Income								Fund + AXA Enterprise Equity Income
	Growth and Income Fund							Growth and Income Fund								Fund + GST Fund)								Fund + GST Fund)

	Class A		Class B		Class C		Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.40%		0.40%		0.40%		0.40%	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]	0.68%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.65%		0.65%		0.65%		0.65%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.50%	[8]	2.05%	[8]	2.05%	[8]	1.05%[6]	1.18%		1.93%		1.93%		0.78%		1.17%		1.92%		1.92%		0.77%		1.17%		1.92%		1.92%		0.77%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Growth and Income Fund	0.70%	First $1 Billion
	0.63%	Next $1 Billion
	0.60%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.70%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.054% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.50% for Class A Shares, 2.05% for Class B and Class C Shares and 1.05% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.49% for Class A Shares, 2.04% for Class B and Class C Shares and 1.04% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the “Combined Fund Pro forma Figure 1”); and (4) the same GST Fund if it acquires both the AXA Enterprise Growth and Income Fund and the AXA Enterprise Equity Income Fund (i.e., the “Combined Fund Pro Forma Figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Growth and Income Fund
Class A Shares	$620	$991	$1,386	$2,489
Class B Shares
- assuming complete redemption at end of period	$708	$1,109	$1,437	$2,546
- assuming no redemption	$208	$709	$1,237	$2,546
Class C Shares
- assuming complete redemption at end of period	$308	$709	$1,237	$2,683
- assuming no redemption	$208	$709	$1,237	$2,683
Class Y Shares	$107	$403	$722	$1,624
Goldman Sachs Growth and Income Fund
Class A Shares	$665	$907	$1,168	$1,914
Class B Shares[1]
- assuming complete redemption at end of period	$697	$909	$1,247	$2,076
- assuming no redemption	$197	$609	$1,047	$2,076
Class C Shares
- assuming complete redemption at end of period	$297	$609	$1,047	$2,264
- assuming no redemption	$197	$609	$1,047	$2,264
Institutional Shares	$81	$252	$439	$978
Combined Fund Pro Forma (AXA Enterprise Growth and Income Fund + GST Fund)
Class A Shares	$664	$904	$1,163	$1,903
Class B Shares[1]
- assuming complete redemption at end of period	$696	$906	$1,242	$2,059
- assuming no redemption	$196	$606	$1,042	$2,059
Class C Shares
- assuming complete redemption at end of period	$296	$606	$1,042	$2,254
- assuming no redemption	$196	$606	$1,042	$2,254
Institutional Shares	$80	$249	$433	$966

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma (AXA Enterprise Growth and Income Fund + AXA Enterprise Equity Income Fund + GST Fund)
Class A Shares	$664	$904	$1,163	$1,903
Class B Shares[1]
- assuming complete redemption at end of period	$696	$906	$1,242	$2,059
- assuming no redemption	$196	$606	$1,042	$2,059
Class C Shares
- assuming complete redemption at end of period	$296	$606	$1,042	$2,254
- assuming no redemption	$196	$606	$1,042	$2,254
Institutional Shares	$80	$249	$433	$966

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Growth and Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 7/17/97)
Return Before Taxes	8.34%	4.30%	5.66%
Return After Taxes on Distributions[1]	8.29%	4.24%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.42%	3.66%	4.84%
Russell 1000 Index[2]	15.46%	6.82%	6.61%

Class B (inception 7/17/97)
Return Before Taxes	8.15%	4.41%	5.72%
Russell 1000 Index	15.46%	6.82%	6.61%

Class C (inception 7/17/97)
Return Before Taxes	12.13%	4.74%	5.65%
Russell 1000 Index	15.46%	6.82%	6.61%

Class Y (inception 5/9/91)
Return Before Taxes	14.29%	5.80%	8.63%
Russell 1000 Index	15.46%	6.82%	8.64%

Goldman Sachs Growth and Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 2/5/93)
Return Before Taxes	22.26%	10.46%	5.91%
Return After Taxes on Distributions[1]	14.46%	8.76%	4.54%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.46%	7.89%	4.23%
Russell 1000 Value Index[3]	22.25%	10.86%	10.99%

Class B (inception 5/1/96)
Return Before Taxes	21.39%	9.63%	5.13%
Russell 1000 Value Index	22.25%	10.86%	10.99%

Class C (inception 8/15/97)
Return Before Taxes	21.35%	9.62%	2.79%
Russell 1000 Value Index	22.25%	10.86%	9.24%

Institutional Class (inception 6/3/96)
Return Before Taxes	22.75%	10.89%	6.36%
Russell 1000 Value Index	22.25%	10.86%	10.99%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Index® is an unmanaged index of common stocks that measures the performance of the 1000 largest companies in the Russell 3000 Index® and represents approximately 92% of the total market capitalization of the Russell 3000. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Russell 1000 Value Index® is an unmanaged market capitalization weighted index of common stocks that measures the performance of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

Goldman Sachs
	AXA Enterprise Growth and Income Fund	Growth and Income Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Goldman Sachs
	AXA Enterprise Growth and Income Fund	Growth and Income Fund

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization, because more than one AXA Enterprise Fund is being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Growth and Income Fund being reorganized into the GST Fund.

							Pro Forma
		AXA Enterprise	Goldman Sachs		Pro Forma		Combined Fund
	AXA Enterprise	Growth and	Growth and		Combined Fund		(Fund A +
	Equity Income	Income Fund	Income Fund*	Pro Forma	(Fund B +	Pro Forma	Fund B +
	Fund (Fund A)	(Fund B)	(Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$113,845 (Class A Shares)	$86,575 (Class A Shares)	$1,061,063 (Class A Shares)	$0	$1,147,638 (Class A Shares)	$0	$1,261,483 (Class A Shares)
	$43,751 (Class B Shares)	$59,295 (Class B Shares)	$64,579 (Class B Shares)	$0	$123,874 (Class B Shares)	$0	$167,625 (Class B Shares)
	$15,334 (Class C Shares)	$16,914 (Class C Shares)	$18,834 (Class C Shares)	$0	$35,748 (Class C Shares)	$0	$51,082 (Class C Shares)
	$14,113 (Class Y Shares)	$25,387 (Class Y Shares)	$27,590 (Institutional Shares)	$0	$52,977 (Institutional Shares)	$0	$67,090 (Institutional Shares)
Net Asset Value Per Share:	$27.50 (Class A Shares)	$38.59 (Class A Shares)	$28.45 (Class A Shares)	$(38.59)	$28.45 (Class A Shares)	$(66.09)	$28.45 (Class A Shares)
	$26.89 (Class B Shares)	$37.10 (Class B Shares)	$27.69 (Class B Shares)	$(37.10)	$27.69 (Class B Shares)	$(63.99)	$27.69 (Class B Shares)
	$27.10 (Class C Shares)	$37.14 (Class C Shares)	$27.60 (Class C Shares)	$(37.14)	$27.60 (Class C Shares)	$(64.24)	$27.60 (Class C Shares)
	$27.57 (Class Y Shares)	$39.83 (Class Y Shares)	$28.81 (Institutional Shares)	$(39.83)	$28.81 (Institutional Shares)	$(67.40)	$28.81 (Institutional Shares)
Shares Outstanding:	4,140 (Class A Shares)	2,243 (Class A Shares)	37,292 (Class A Shares)	800	40,335 (Class A Shares)	661	44,336 (Class A Shares)
	1,627 (Class B Shares)	1,598 (Class B Shares)	2,332 (Class B Shares)	543	4,473 (Class B Shares)	496	6,053 (Class B Shares)
	566 (Class C Shares)	455 (Class C Shares)	683 (Class C Shares)	157	1,295 (Class C Shares)	147	1,851 (Class C Shares)
	512 (Class Y Shares)	637 (Class Y Shares)	958 (Institutional Shares)	244	1,839 (Institutional Shares)	222	2,329 (Institutional Shares)

*	The Goldman Sachs Growth and Income Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(f): Approval of the Reorganization of the AXA Enterprise International Growth Fund into the Goldman Sachs Strategic International Equity Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise International Growth Fund into the Goldman Sachs Strategic International Equity Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The GST Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise	Goldman Sachs Strategic
International Growth Fund	International Equity Fund

Investment Objective	Investment Objective
Seeks capital appreciation.	Seeks long-term growth of capital. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets in the equity securities of foreign companies that the sub-adviser believes are positioned for capital appreciation. Foreign companies include those companies that are organized or headquartered outside of the U.S.	The Fund invests, under normal circumstances, substantially all, and at least 80% of its Net Assets in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States.

The Fund does not limit its investments to issuers within a specific market capitalization.	The Fund intends to invest in companies with public stock market capitalizations that are larger than $500 million at the time of investment.

The Fund generally diversifies its investments among different foreign markets and may invest in securities issued by companies in countries with either developed or developing economies. The Fund also may invest in U.S. securities.	The Fund may allocate its assets among countries as determined by the adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. The Fund may invest in the securities of issuers located in Australia, Canada, New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund may also invest up to 20% (but generally does not invest more than 5%) of its assets in fixed-income securities.	The Fund may also invest up to 20% of its Net Assets in fixed-income securities, such as government, corporate and bank debt obligations.

AXA Enterprise	Goldman Sachs Strategic
International Growth Fund	International Equity Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; Bankers’ acceptances; repurchase agreements; and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is Wentworth, Hauser and Violich, Inc.	Goldman Sachs Asset Management International (“GSAMI”) manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise International Growth Fund and Goldman Sachs Strategic International Equity Fund are, in general, similar. One difference that should be noted is that GST Fund intends to invest in companies with a market capitalization of more than $500 million, while the AXA Enterprise Fund does not target issuers with a specific market capitalization. In addition, the AXA Enterprise Fund may invest in securities of U.S. companies, while the GST Fund generally does not. In addition, the GST Fund generally invests in fixed-income securities to a greater extent than the AXA Enterprise Fund.

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise International	Goldman Sachs Strategic
	Growth Fund	International Equity Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/ Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Geographic Risk	X	X
Small-Capitalization Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Currency Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise International Growth Fund and the Goldman Sachs Strategic International Equity Fund and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Goldman Sachs Strategic International Equity Fund’s annual operating expenses are based on estimated expenses for the current fiscal year. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the AXA Enterprise International Growth Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund based on estimated expenses for the current fiscal year and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

	AXA Enterprise					Goldman Sachs Strategic
	International Growth Fund					International Equity Fund					Combined Fund Pro Forma

	Class A		Class B	Class C	Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None	None	None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None	None	None		None	None	None	None		None	None	None
Redemption Fees[5]	2.00%		2.00%	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
Exchange Fees	None		None	None	None	None		None	None	None	None		None	None	None

	AXA Enterprise				Goldman Sachs Strategic
	International Growth Fund				International Equity Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.83%	0.83%	0.83%	0.83%	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.71%	0.71%	0.71%	0.71%	0.55%	[7]	0.55%	[7]	0.55%	[7]	0.40%	[7]	0.55%	[7]	0.55%	[7]	0.55%	[7]	0.40%	[7]

Total Fund Operating Expenses*	1.99% [8]	2.54% [8]	2.54% [8]	1.54% [8]	1.65%		2.40%		2.40%		1.25%		1.65%		2.40%		2.40%		1.25%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

	AXA Enterprise				Goldman Sachs Strategic
	International Growth Fund				International Equity Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.69%	0.69%	0.69%	0.69%	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.71%	0.71%	0.71%	0.71%	0.35%	[7]	0.35%	[7]	0.35%	[7]	0.20%	[7]	0.35%	[7]	0.35%	[7]	0.35%	[7]	0.20%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.85% [8]	2.40% [8]	2.40% [8]	1.40% [8]	1.45%		2.20%		2.20%		1.05%		1.45%		2.20%		2.20%		1.05%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders. A 2% redemption fee will be imposed on the redemption of shares (including by exchange) of the GST Fund Goldman held for 30 calendar days or less.

[6]	GSAM is entitled to management fees from the GST Fund at an annual rate equal to the following percentages of the average daily net assets of the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Strategic International Equity Fund	0.85%	First $1 Billion
	0.77%	Next $1 Billion
	0.73%	Over $2 Billion

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.16% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.85% for Class A Shares, 2.40% for Class B and Class C Shares and 1.40% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.72% for Class A Shares, 2.27% for Class B and Class C Shares and 1.27% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund based on estimated expenses for the current fiscal year; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise International Growth Fund
Class A Shares	$654	$1,056	$1,483	$2,668
Class B Shares
- assuming complete redemption at end of period	$743	$1,176	$1,536	$2,727
- assuming no redemption	$243	$776	$1,336	$2,727
Class C Shares
- assuming complete redemption at end of period	$343	$776	$1,336	$2,861
- assuming no redemption	$243	$776	$1,336	$2,861
Class Y Shares	$142	$472	$825	$1,820
Goldman Sachs Strategic International Equity Fund
Class A Shares	$709	$1,042	$1,398	$2,397
Class B Shares[1]
- assuming complete redemption at end of period	$743	$1,048	$1,480	$2,550
- assuming no redemption	$243	$748	$1,280	$2,550
Class C Shares
- assuming complete redemption at end of period	$343	$748	$1,280	$2,736
- assuming no redemption	$243	$748	$1,280	$2,736
Institutional Shares	$127	$397	$686	$1,511
Combined Fund Pro Forma
Class A Shares	$709	$1,042	$1,398	$2,397
Class B Shares[1]
- assuming complete redemption at end of period	$743	$1,048	$1,480	$2,550
- assuming no redemption	$243	$748	$1,280	$2,550
Class C Shares
- assuming complete redemption at end of period	$343	$748	$1,280	$2,736
- assuming no redemption	$243	$748	$1,280	$2,736
Institutional Shares	$127	$397	$686	$1,511

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      The hypothetical example assumes that a CDSC will not apply to redemptions of AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The Goldman Sachs Strategic International Equity Fund is a newly organized GST Fund that has been created in connection with the Reorganization and will not commence operations until the date of the Reorganization. Therefore, the GST Fund currently has no performance information of its own to compare to that of the AXA Enterprise International Growth Fund. Information regarding the performance of the AXA Enterprise International Growth Fund is included in that Fund’s current Prospectus, dated March 1, 2006, as supplemented, which is incorporated herein by reference. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise	Goldman Sachs Strategic
	International Growth Fund	International Equity Fund

Sales Charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	AXA Enterprise	Goldman Sachs Strategic
	International Growth Fund	International Equity Fund

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

	AXA Enterprise	Goldman Sachs Strategic
	International Growth Fund	International Equity Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) held for 30 calendar days or less.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. The Goldman Sachs Strategic International Equity Fund is a newly organized GST Fund that has been created in connection with the Reorganization and will not commence operations until the date of the Reorganization.

	AXA Enterprise	Goldman Sachs
	International	Strategic International	Pro Forma	Pro Forma
	Growth Fund*	Equity Fund	Adjustments	Combined Fund

Net Assets:	$80,660	$0		$80,660
	(Class A Shares)	(Class A Shares)	$0	(Class A Shares)
	$27,432	$0		$27,432
	(Class B Shares)	(Class B Shares)	$0	(Class B Shares)
	$32,566	$0		$32,566
	(Class C Shares)	(Class C Share)	$0	(Class C Shares)
	$29,855	$0		$29,855
	(Class Y Shares)	(Institutional Shares)	$0	(Institutional Shares)

	AXA Enterprise	Goldman Sachs
	International	Strategic International	Pro Forma	Pro Forma
	Growth Fund*	Equity Fund	Adjustments	Combined Fund

Net Asset Value Per Share:	$18.19	$0		$18.19
	(Class A Shares)	(Class A Shares)	$0	(Class A Shares)
	$17.19	$0		$17.19
	(Class B Shares)	(Class B Shares)	$0	(Class B Shares)
	$17.30	$0		$17.30
	(Class C Shares)	(Class C Shares)	$0	(Class C Shares)
	$18.57	$0		$18.57
	(Class Y Shares)	(Institutional Shares)	$0	(Institutional Shares)

Shares Outstanding:	4,435	0		4,435
	(Class A Shares)	(Class A Shares)	0	(Class A Shares)
	1,596	0		1,596
	(Class B Shares)	(Class B Shares)	0	(Class B Shares)
	1,882	0		1,882
	(Class C Shares)	(Class C Shares)	0	(Class C Shares)
	1,608	0		1,608
	(Class Y Shares)	(Institutional Shares)	0	(Institutional Shares)

*	The AXA Enterprise International Growth Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(g): Approval of the Reorganization of the AXA Enterprise Large Cap Growth Fund into the Goldman Sachs Capital Growth Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Large Cap Growth Fund into the Goldman Sachs Capital Growth Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The AXA Enterprise Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund

Investment Objective	Investment Objective
Seeks capital appreciation.	Seeks long-term growth of capital.

Investment Policies	Investment Policies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies. For purposes of this Fund, large capitalization companies include those companies with market capitalizations of $4 billion or more.	The Fund invests, under normal circumstances, at least 90% of its Total Assets in equity investments. The Fund’s investment focus is on large-cap U.S. equity investments.

The Fund normally will have between 20-35 core holdings of large capitalization companies with growth characteristics, which the sub-adviser believes will provide superior rates of return over time, as compared to the Russell 1000 Growth Index.	The Fund seeks to achieve its objective by investing in a diversified portfolio of equity investments that are considered by the adviser to have long-term capital appreciation potential.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund may invest, to a limited extent, in foreign securities, including securities of companies in emerging markets.	The Fund may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Fund also may invest in equity securities of small-and mid-capitalization companies.	The Fund may, to the extent consistent with its investment policies, invest in small- and mid- capitalization companies.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements; and non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is Ark Asset Management Co., Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.

Comment: The investment objectives, policies and restrictions of the AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund are, in general, similar. One difference that should be noted is that the GST Fund generally has greater flexibility to invest in securities of companies that do not have large capitalizations, although it focuses its investments on large-cap companies. In addition, the GST Fund generally is more diversified than the AXA Enterprise Fund, which has a policy to hold approximately 20-35 core positions, and has less flexibility to invest in foreign securities than the AXA Enterprise Fund.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

AXA Enterprise
	Large Cap	Goldman Sachs
	Growth Fund	Capital Growth Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/ Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Initial Public Offering Risk	X	X
Small-Capitalization Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Large Cap Growth Fund and the Goldman Sachs Capital Growth Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Large Cap Growth Fund into the GST Fund and assuming the Reorganization of both the AXA Enterprise Large Cap Growth Fund and the AXA

Enterprise Growth Fund into the GST Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Capital Growth Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists, (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure) and (4) the same GST fund if both the AXA Enterprise Large Cap Growth Fund and the AXA Enterprise Growth Fund are acquired by the single GST Fund (i.e., “pro forma figure 2”).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

Combined Fund Pro Forma
																Combined Fund Pro Forma							(AXA Enterprise Large Cap Growth
	AXA Enterprise															(AXA Enterprise Large Cap Growth							Fund + AXA Enterprise Growth
	Large Cap Growth Fund								Goldman Sachs Capital Growth Fund							Fund + GST Fund)							Fund + GST Fund)

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None		5.50%	[1]	None		None		None	5.50%	[1]	None		None		None	5.50%	[1]	None		None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None		None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None	None		None		None		None	None		None		None		None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00%	[5]	None		None		None		None	None		None		None		None	None		None		None		None
Exchange Fees	None		None		None		None		None		None		None		None	None		None		None		None	None		None		None		None

																								Combined Fund Pro Forma
																Combined Fund Pro Forma								(AXA Enterprise Large Cap Growth
	AXA Enterprise															(AXA Enterprise Large Cap Growth								Fund + AXA Enterprise Growth
	Large Cap Growth Fund							Goldman Sachs Capital Growth Fund								Fund + GST Fund)								Fund + GST Fund)

	Class A		Class B		Class C		Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%		0.73%		0.73%		0.73%	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.68%		0.68%		0.68%		0.69%	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.23%	[7]	0.23%	[7]	0.23%	[7]	0.08%		0.22%	[7]	0.22%	[7]	0.22%	[7]	0.07%

Total Fund Operating Expenses*	1.86%	[8]	2.41%	[8]	2.41%	[8]	1.42%	1.44%		2.19%		2.19%		1.04%		1.43%		2.18%		2.18%		1.03%		1.37%		2.12%		2.12%		0.97%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

																									Combined Fund Pro Forma
																	Combined Fund Pro Forma								(AXA Enterprise Large Cap Growth
	AXA Enterprise																(AXA Enterprise Large Cap Growth								Fund + AXA Enterprise Growth
	Large Cap Growth Fund								Goldman Sachs Capital Growth Fund								Fund + GST Fund)								Fund + GST Fund)

	Class		Class		Class		Class		Class		Class		Class				Class		Class		Class				Class		Class		Class
	A		B		C		Y		A		B		C		Institutional		A		B		C		Institutional		A		B		C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):																															0.90%	[6]
Management Fees	0.65%		0.65%		0.65%		0.65%		0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.95%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None 0.04%	[7]
Other Expenses	0.50%		0.50%		0.50%		0.50%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.60%	[8]	2.15%	[8]	2.15%	[8]	1.15%	[6]	1.39%		2.14%		2.14%		0.99%		1.39%		2.14%		2.14%		0.99%		1.34%		2.09%		2.09%		0.94%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily Net
GST Fund	Annual Rate	Assets

Capital Growth Fund	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.80%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 1.00%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.60% for Class A Shares, 2.15% for Class B and Class C Shares and 1.15% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.52% for Class A Shares, 2.07% for Class B and Class C Shares and 1.07% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the “Combined Fund Pro forma Figure 1”); and (4) the same GST Fund if it acquires both the AXA Enterprise Large Cap Growth Fund and the AXA Enterprise Growth Fund (i.e., the “Combined Fund Pro Forma Figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Large Cap Growth Fund
Class A Shares	$630	$1,007	$1,408	$2,526
Class B Shares
- assuming complete redemption at end of period	$718	$1,125	$1,459	$2,584
- assuming no redemption	$218	$725	$1,259	$2,584
Class C Shares
- assuming complete redemption at end of period	$318	$725	$1,259	$2,720
- assuming no redemption	$218	$725	$1,259	$2,720
Class Y Shares	$117	$422	$749	$1,674
Goldman Sachs Capital Growth Fund
Class A Shares	$689	$980	$1,294	$2,179
Class B Shares[1]
- assuming complete redemption at end of period	$722	$985	$1,375	$2,334
- assuming no redemption	$222	$685	$1,175	$2,334
Class C Shares
- assuming complete redemption at end of period	$322	$685	$1,175	$2,524
- assuming no redemption	$222	$685	$1,175	$2,524
Institutional Shares	$106	$331	$574	$1,271
Combined Fund Pro Forma (AXA Enterprise Large Cap Growth Fund + GST Fund)
Class A Shares	$689	$980	$1,294	$2,179
Class B Shares[1]
- assuming complete redemption at end of period	$722	$985	$1,375	$2,334
- assuming no redemption	$222	$685	$1,175	$2,334
Class C Shares
- assuming complete redemption at end of period	$322	$685	$1,175	$2,524
- assuming no redemption	$222	$685	$1,175	$2,524
Institutional Shares	$106	$331	$574	$1,771

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma (AXA Enterprise Growth Fund + AXA Enterprise Large Cap Growth Fund + GST Fund)
Class A Shares	$682	$960	$1,259	$2,106
Class B Shares[1]
- assuming complete redemption at end of period	$715	$964	$1,339	$2,261
- assuming no redemption	$215	$664	$1,139	$2,261
Class C Shares
- assuming complete redemption at end of period	$315	$664	$1,139	$2,452
- assuming no redemption	$215	$664	$1,139	$2,452
Institutional Shares	$99	$309	$536	$1,190

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Large Cap Growth Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 7/1/99)
Return Before Taxes	-0.45%	-0.87%	5.89%
Return After Taxes on Distributions[1]	-0.48%	-0.95%	5.74%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-0.29%	-0.75%	5.08%
Russell 1000 Growth Index[2]	9.07%	2.69%	-2.24%

Class B (inception 7/1/99)
Return Before Taxes	-0.97%	-0.82%	6.01%
Russell 1000 Growth Index	9.07%	2.69%	-2.24%

Class C (inception 7/1/99)
Return Before Taxes	2.94%	-0.45%	5.98%
Russell 1000 Growth Index	9.07%	2.69%	-2.24%

Class Y (inception 7/1/99)
Return Before Taxes	4.95%	0.52%	7.02%
Russell 1000 Growth Index	9.07%	2.69%	-2.24%
Goldman Sachs Capital Growth Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 4/20/90)
Return Before Taxes	8.17%	2.24%	7.25%
Return After Taxes on Distributions[1]	2.21%	1.09%	5.73%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.43%	0.93%	5.41%
Russell 1000 Growth Index[2]	9.07%	2.69%	5.44%

Class B (inception 5/1/96)
Return Before Taxes	7.35%	1.48%	6.44%
Russell 1000 Growth Index	9.07%	2.69%	5.44%

Class C (inception 8/15/97)
Return Before Taxes	7.36%	1.47%	4.30%
Russell 1000 Growth Index	9.07%	2.69%	3.23%

Institutional Class (inception 8/15/97)
Return Before Taxes	8.62%	2.66%	5.48%
Russell 1000 Growth Index	9.07%	2.69%	3.23%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index® is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization, because more than one AXA Enterprise Fund is being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Large Cap Growth Fund being reorganized into the GST Fund.

							Pro Forma
	AXA Enterprise				Pro Forma		Combined Fund
	Large Cap	AXA Enterprise	Goldman Sachs		Combined Fund		(Fund A +
	Growth Fund	Growth Fund	Capital Growth	Pro Forma	(Fund A +	Pro Forma	Fund B +
	(Fund A)	(Fund B)	Fund* (Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$29,990	$709,068	$1,289,843	$0	$1,319,833	$0	$2,028,901
	(Class A Shares)	(Class A Shares)	(Class A Shares)		(Class A Shares)		(Class A Shares)
	$36,171	$220,298	$96,106	$0	$132,277	$0	$352,575
	(Class B Shares)	(Class B Shares)	(Class B Shares)		(Class B Shares)		(Class B Shares)
	$12,019	$132,176	$68,528	$0	$80,547	$0	$212,723
	(Class C Shares)	(Class C Shares)	(Class C Shares)		(Class C Shares)		(Class C Shares)
	$1,530	$45,374	$272,295	$0	$273,825	$0	$319,199
	(Class Y Shares)	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)		(Institutional Shares)
Net Asset Value	$10.67	$17.21	$20.62	$(10.67)	$20.62	$(27.88)	$20.62
Per Share:	(Class A Shares)	(Class A Shares)	(Class A Shares)		(Class A Shares)		(Class A Shares)
	$10.46	$16.07	$19.03	$(10.46)	$19.03	$(26.53)	$19.03
	(Class B Shares)	(Class B Shares)	(Class B Shares)		(Class B Shares)		(Class B Shares)
	$10.45	$16.29	$18.99	$(10.45)	$18.99	$(26.74)	$18.99
	(Class C Shares)	(Class C Shares)	(Class C Shares)		(Class C Shares)		(Class C Shares)
	$10.79	$18.16	$21.24	$(10.79)	$21.24	$(28.95)	$21.24
	(Class Y Shares)	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)		(Institutional Shares)
Shares	2,811	41,200	62,543	(1,356)	63,998	$(8,174)	98,380
Outstanding:	(Class A Shares)	(Class A Shares)	(Class A Shares)		(Class A Shares)		(Class A Shares)
	3,459	13,712	5,051	(1,557)	6,953	$(3,690)	18,532
	(Class B Shares)	(Class B Shares)	(Class B Shares)		(Class B Shares)		(Class B Shares)
	1,150	8,113	3,608	(517)	4,241	$(1,671)	11,200
	(Class C Shares)	(Class C Shares)	(Class C Shares)		(Class C Shares)		(Class C Shares)
	142	2,499	12,821	(70)	12,893	$(433)	15,029
	(Class Y Shares)	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)		(Institutional Shares

*	The Goldman Sachs Capital Growth Fund will be the accounting survivor for financial statement purposes.
* * * * *
Proposal 1(h): Approval of the Reorganization of the AXA Enterprise Small Company Growth Fund into the Goldman Sachs Structured Small Cap Growth Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Small Company Growth Fund into the Goldman Sachs Structured Small Cap Growth Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund

Investment Objective	Investment Objective
Seeks capital appreciation.	Seeks long-term growth of capital.

Investment Policies	Investment Policies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Growth Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000® Growth Index. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Growth Index is currently (as of November 30, 2006) between $90 million and $3.0 billion.

AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund

The sub-adviser utilizes an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle.	The adviser emphasizes a company’s growth prospects in analyzing equity investments to be purchased by the Fund. The Fund’s investments are selected using a variety of quantitative techniques to analyze fundamental data in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000® Growth Index. The Fund seeks a portfolio consisting of companies that the adviser believes exhibit good stock price momentum and also appear to be at reasonable valuations. The Fund also seeks companies with strong profit margins, sustainable earnings and who use their capital to enhance shareholder value. The Fund also seeks those companies about which fundamental research analysts are becoming more positive in the outlook regarding a company’s future.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements; and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is Eagle Asset Management, Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Small Company Growth Fund and Goldman Sachs Structured Small Cap Growth Fund are, in general, similar. One difference that should be noted is that the GST Fund considers small-capitalization companies to be those companies with a market capitalization that falls within the range of the Russell 2000® Growth Index (which is currently between $90 million and $3 billion), while the AXA Enterprise Fund defines such companies as those having a market capitalization of $2 billion or less. In addition, the adviser to the GST Fund uses a quantitative investment style unlike the sub-adviser to the AXA Enterprise Fund.

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Small Company	Goldman Sachs Structured Small
	Growth Fund	Cap Growth Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Foreign Risk	X	X
Small-Capitalization Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The estimated annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma, net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Small Company Growth Fund and the Goldman Sachs Structured Small Cap Growth Fund and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Goldman Sachs Structured Small Cap Growth Fund’s annual operating expenses are based on estimated expenses for the current fiscal year. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the AXA Enterprise Small Company Growth Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund based on estimated expenses for the current fiscal year and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

	AXA Enterprise Small Company							Goldman Sachs Structured
	Growth Fund							Small Cap Growth Fund					Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None	None		None	None	None	None		None	None	None

	AXA Enterprise Small Company				Goldman Sachs Structured
	Growth Fund				Small Cap Growth Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.98%	0.98%	0.98%	0.98%	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.80%	0.80%	0.80%	0.80%	0.37%	[7]	0.37%	[7]	0.37%	[7]	0.22%	[7]	0.37%	[7]	0.37%	[7]	0.37%	[7]	0.22%	[7]

Total Fund Operating Expenses*	2.23% [8]	2.78% [8]	2.78% [8]	1.78% [8]	1.47%		2.22%		2.22%		1.07%		1.47%		2.22%		2.22%		1.07%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

	AXA Enterprise Small Company				Goldman Sachs Structured
	Growth Fund				Small Cap Growth Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.40%	0.40%	0.40%	0.40%	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.80%	0.80%	0.80%	0.80%	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.65% [8]	2.20% [8]	2.20% [8]	1.20% [8]	1.25%		2.00%		2.00%		0.85%		1.25%		2.00%		2.00%		0.85%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM is entitled to management fees from certain GST Funds at annual rates equal to the following percentages of the average daily net assets of the GST Funds:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured Small Cap Growth Fund	0.85%	First $2 Billion
	0.77%	Over $2 Billion

[6]	GSAM has voluntarily agreed to waive a portion of its advisory fee equal to 0.04% of the GST Fund’s average daily net assets. GSAM may discontinue or modify such voluntary limitations in the future at its discretion.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.65% for Class A Shares, 2.20% for Class B and Class C Shares and 1.20% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.60% for Class A Shares, 2.15% for Class B and Class C Shares and 1.15% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund based on estimated expenses for the current fiscal year; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Small Company Growth Fund
Class A Shares	$634	$1,083	$1,557	$2,862
Class B Shares
- assuming complete redemption at end of period	$722	$1,203	$1,611	$2,919
- assuming no redemption	$222	$803	$1,411	$2,919
Class C Shares
- assuming complete redemption at end of period	$322	$803	$1,411	$3,050
- assuming no redemption	$222	$803	$1,411	$3,050
Class Y Shares	$122	$501	$906	$2,036
Goldman Sachs Structured Small Cap Growth Fund
Class A Shares	$691	$989	$1,309	$2,211
Class B Shares[1]
- assuming complete redemption at end of period	$725	$994	$1,390	$2,365
- assuming no redemption	$225	$694	$1,190	$2,365
Class C Shares
- assuming complete redemption at end of period	$325	$694	$1,190	$2,554
- assuming no redemption	$225	$694	$1,190	$2,554
Institutional Shares	$109	$340	$590	$1,306
Combined Fund Pro Forma
Class A Shares	$691	$989	$1,309	$2,211
Class B Shares[1]
- assuming complete redemption at end of period	$725	$994	$1,390	$2,365
- assuming no redemption	$225	$694	$1,190	$2,365
Class C Shares
- assuming complete redemption at end of period	$325	$694	$1,190	$2,554
- assuming no redemption	$225	$694	$1,190	$2,554
Institutional Shares	$109	$340	$590	$1,306

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      The hypothetical example assumes that a CDSC will not apply to redemptions of AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The Goldman Sachs Structured Small Cap Growth Fund is a newly organized GST Fund that has been created in connection with the Reorganization and will not commence operations until the date of the Reorganization. Therefore, the GST Fund currently has no performance information of its own to compare to that of the AXA Enterprise Small Cap Growth Fund. Information regarding the performance of the AXA Enterprise Small Cap Growth Fund is included in that Fund’s current Prospectus, dated March 1, 2006, as supplemented, which is incorporated herein by reference. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise	Goldman Sachs
	Small Company Growth Fund	Structured Small Cap Growth Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	AXA Enterprise	Goldman Sachs
	Small Company Growth Fund	Structured Small Cap Growth Fund

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

	AXA Enterprise	Goldman Sachs
	Small Company Growth Fund	Structured Small Cap Growth Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. The Goldman Sachs Structured Small Cap Growth Fund is a newly organized GST Fund that has been created in connection with the Reorganization and will not commence operations until the date of the Reorganization.

	AXA Enterprise	Goldman Sachs
	Small Company	Structured Small Cap	Pro Forma	Pro Forma
	Growth Fund*	Growth Fund	Adjustments	Combined Fund

Net Assets:	$46,699	$0	$0	$46,699
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$30,273	$0	$0	$30,273
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$12,793	$0	$0	$12,793
	(Class C Shares)	(Class C Share)		(Class C Shares)
	$17,362	$0	$0	$17,362
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

	AXA Enterprise	Goldman Sachs
	Small Company	Structured Small Cap	Pro Forma	Pro Forma
	Growth Fund*	Growth Fund	Adjustments	Combined Fund

Net Asset Value	$31.19	$0	$0	$31.19
Per Share:	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$29.37	$0	$0	$29.37
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$29.49	$0	$0	$29.49
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$32.60	$0	$0	$32.60
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

Shares Outstanding:	1,497	0	0	1,497
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	1,031	0	0	1,031
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	434	0	0	434
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	533	0	0	533
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

*	The AXA Enterprise Small Company Growth Fund will be the accounting survivor for financial statement purposes.
* * * * *
Proposal 1(i): Approval of the Reorganization of the AXA Enterprise Small Company Value Fund into the Goldman Sachs Structured Small Cap Value Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Small Company Value Fund into the Goldman Sachs Structured Small Cap Value Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise	Goldman Sachs
Small Company Value Fund	Structured Small Cap Value Fund

Investment Objective	Investment Objective
Seeks maximum capital appreciation.	Seeks long-term growth of capital.

Investment Policies	Investment Policies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments. Most of these issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Value Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000® Value Index. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Value Index is currently (as of November 30, 2006) between $94 million and $3 billion.

The sub-adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential.	The Fund’s investments are selected using a variety of quantitative techniques to analyze fundamental data such as valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000® Value Index. The Fund seeks a portfolio consisting of companies that the adviser believes exhibit good stock price momentum and also appear to be at reasonable valuations. The Fund also seeks companies with strong profit margins, sustainable earnings and who use their capital to enhance shareholder value. The Fund also seeks those companies about which fundamental research analysts are becoming more positive in the outlook regarding a company’s future.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stocks.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

AXA Enterprise	Goldman Sachs
Small Company Value Fund	Structured Small Cap Value Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; Bankers’ acceptances; repurchase agreements; and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is GAMCO Asset Management, Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Small Company Value Fund and Goldman Sachs Structured Small Cap Value Fund are, in general, similar. One difference that should be noted is that the GST Fund considers small-capitalization companies to be those companies with a market capitalization that falls within the range of the Russell 2000® Value Index (which is currently between $94 million and $3 billion), while the AXA Enterprise Fund defines such companies as those having a market capitalization of $2 billion or less. In addition, the adviser to the GST Fund uses a quantitative investment style unlike the sub-adviser to the AXA Enterprise Fund.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise	Goldman Sachs
	Small Company Value Fund	Structured Small Cap Value Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Foreign Risk	X	X
Small-Capitalization Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X

Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The estimated annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Small Company Value Fund and the Goldman Sachs Structured Small Cap Value Fund and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Goldman Sachs Structured Small Cap Value Fund’s annual operating expenses are based on estimated expenses for the current fiscal year. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the AXA Enterprise Small Company Value Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund based on estimated expenses for the current fiscal year and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

								Goldman Sachs Structured
	AXA Enterprise Small Company Value Fund							Small Cap Value Fund					Combined Fund Pro forma

	Class A		Class B		Class C		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None	None		None	None	None	None		None	None	None

					Goldman Sachs Structured
	AXA Enterprise Small Company Value Fund				Small Cap Value Fund								Combined Fund Pro forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%	0.73%	0.73%	0.73%	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]	0.85%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.45%	0.45%	0.45%	0.45%	0.26%	[7]	0.26%	[7]	0.26%	[7]	0.11%	[7]	0.26%	[7]	0.26%	[7]	0.26%	[7]	0.11%	[7]

Total Fund Operating Expenses*	1.63% [8]	2.18% [8]	2.18% [8]	1.18% [8]	1.36%		2.11%		2.11%		0.96%		1.36%		2.11%		2.11%		0.96%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

									Goldman Sachs Structured
	AXA Enterprise Small Company Value Fund								Small Cap Value Fund								Combined Fund Pro forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.73%		0.73%		0.73%		0.73%		0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]	0.81%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.45%		0.45%		0.45%		0.45%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.63%	[8]	2.18%	[8]	2.18%	[8]	1.18%	[8]	1.25%		2.00%		2.00%		0.85%		1.25%		2.00%		2.00%		0.85%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM is entitled to management fees from certain GST Funds at annual rates equal to the following percentages of the average daily net assets of the GST Funds:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured Small Cap Value Fund	0.85%	First $2 Billion
	0.77%	Over $2 Billion

GSAM has voluntarily agreed to waive a portion of its advisory fee equal to 0.04% of the GST Fund’s average daily net assets. GSAM may discontinue or modify such voluntary limitations in the future at its discretion.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.75% for Class A Shares, 2.30% for Class B and Class C Shares and 1.30% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.64% for Class A Shares, 2.19% for Class B and Class C Shares and 1.19% for Class Y Shares.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund based on estimated expenses for the current fiscal year; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Small Company Value Fund
Class A Shares	$633	$965	$1,319	$2,316
Class B Shares
- assuming complete redemption at end of period	$721	$1,082	$1,369	$2,374
- assuming no redemption	$221	$682	$1,169	$2,374
Class C Shares
- assuming complete redemption at end of period	$321	$682	$1,169	$2,513
- assuming no redemption	$221	$682	$1,169	$2,513
Class Y Shares	$120	$375	$649	$1,432
Goldman Sachs Structured Small Cap Value Fund
Class A Shares	$681	$957	$1,254	$2,095
Class B Shares[1]
- assuming complete redemption at end of period	$714	$961	$1,334	$2,250
- assuming no redemption	$214	$661	$1,134	$2,250
Class C Shares
- assuming complete redemption at end of period	$314	$661	$1,134	$2,441
- assuming no redemption	$214	$661	$1,134	$2,441
Institutional Shares	$98	$306	$531	$1,178
Combined Fund Pro Forma
Class A Shares	$681	$957	$1,254	$2,095
Class B Shares[1]
- assuming complete redemption at end of period	$714	$961	$1,334	$2,250
- assuming no redemption	$214	$661	$1,134	$2,250
Class C Shares
- assuming complete redemption at end of period	$314	$661	$1,134	$2,441
- assuming no redemption	$214	$661	$1,134	$2,441
Institutional Shares	$98	$306	$531	$1,178

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The Goldman Sachs Structured Small Cap Value Fund is a newly organized GST Fund that has been created in connection with the Reorganization and will not commence operations until the date of the Reorganization. Therefore, the GST Fund currently has no performance information of its own to compare to that of the AXA Enterprise Small Cap Value Fund. Information regarding the performance of the AXA Enterprise Small Cap Value Fund is included in that Fund’s current Prospectus, dated March 1, 2006, as supplemented, which is incorporated herein by reference. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund

Sales Charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

	AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. The Goldman Sachs Structured Small Cap Value Fund is a newly organized GST Fund that has been created in connection with the Reorganization and will not commence operations until the date of the Reorganization.

	AXA Enterprise	Goldman Sachs
	Small Company	Structured Small	Pro forma	Pro forma
	Value Fund*	Cap Value Fund	Adjustments	Combined Fund

Net Assets:	$249,407	$0	$0	$249,407
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$172,377	$0	$0	$172,377
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$88,988	$0	$0	$88,988
	(Class C Shares)	(Class C Share)		(Class C Shares)
	$23,173	$0	$0	$23,173
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)
Net Asset Value Per Share:	$12.23	$0	$0	$12.23
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$11.31	$0	$0	$11.31
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$11.61	$0	$0	$11.61
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$12.99	$0	$0	$12.99
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

	AXA Enterprise	Goldman Sachs
	Small Company	Structured Small	Pro forma	Pro forma
	Value Fund*	Cap Value Fund	Adjustments	Combined Fund

Shares Outstanding:	20,390	0	0	20,390
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	15,248	0	0	15,248
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	7,665	0	0	7,665
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	1,784	0	0	1,781
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

*	The AXA Enterprise Small Company Value Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(j): Approval of the Reorganization of the AXA Enterprise Government Securities Fund into the Goldman Sachs Government Income Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Government Securities Fund into the Goldman Sachs Government Income Fund. You should read carefully the entire Proxy/Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund

Investment Objective	Investment Objective
Seeks current income and safety of principal.	Seeks a high level of current income, consistent with safety of principal.

Investment Policies	Investment Policies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are obligations of the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds. Securities issued by agencies or instrumentalities of the U.S. Government include those issued by the Government National Mortgage Association (“GNMA”), Fannie Mae and Freddie Mac.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in U.S. Government Securities and in repurchase agreements collateralized by such securities.

The Fund may invest in securities of any maturity. The sub-adviser actively manages the Fund’s duration based on the sub-adviser’s view of the market and interest rates. The sub-adviser seeks to maintain a duration within 1.5 years of that of the Lehman Brothers U.S. Treasury Index, which currently has a duration (as of December 31, 2006) of approximately 4.95 years.	The Fund has a target duration that is equal to that of the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus one year. Historically, over the last ten years, the duration of this index has ranged between 3 and 4.8 years. The Fund’s maximum duration is 6 years. The Fund’s expected approximate interest rate sensitivity is comparable to the 5-year U.S. Treasury note.

Subject to compliance with its other investment policies, the Fund has the flexibility to invest in non-government securities, such as privately issued mortgage-backed securities, asset-backed securities and corporate securities.	The Fund may invest up to 20% of its Net Assets in non-government securities, such as privately issued mortgage-backed securities, asset-backed securities and corporate securities.

The Fund invests in U.S. Government securities, non-U.S. Government securities rated AAA or Aaa by an NRSRO at the time of purchase or, if unrated, determined by the adviser to be of comparable quality.	Same.

The Fund may invest primarily in GNMA, Fannie Mae, Freddie Mac securities and mortgage obligations collateralized by such securities and may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.	No corresponding policy but may invest in the same types of securities.

The Fund generally invests all of its assets in U.S. dollar-denominated securities.	The Fund will invest all of its assets in U.S. dollar- denominated securities.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes the Fund may invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is TCW Investment Management Company.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Government Securities Fund and Goldman Sachs Government Income Fund are, in general, similar. One difference that should be noted is that the GST Fund has a duration based on the Lehman Brothers Mutual Fund Government/ Mortgage Index, plus or minus 1 year. Historically, over the last ten years, the duration of the Lehman Brothers Mutual Fund Government/ Mortgage Index has ranged between 3 and 4.8 years. The AXA Enterprise Fund, on the other hand, seeks to maintain a duration within 1.5 years of that of the Lehman Brothers U.S. Treasury Index, which currently has a duration (as of December 31, 2006) of approximately 4.95 years. In addition, the GST Fund, unlike the AXA Enterprise Fund, does not have a policy that it may invest primarily in GNMA, Fannie Mae, Freddie Mac and mortgage obligations collateralized by such securities or that it may concentrate its investments from time to time in different U.S. Government Securities.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in fixed income securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

AXA
	Enterprise	Goldman Sachs
	Government	Government
	Securities Fund	Income Fund

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/ Default Risk		X
Call Risk	X	X
Extension Risk	X	X
U.S. Government Securities Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Sub-adviser Selection Risk	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Government Securities Fund and the Goldman Sachs Government Income Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the fiscal year ended October 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on November 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended October 31, 2006. For financial statement purposes, the Goldman Sachs Government Income Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

	AXA Enterprise							Goldman Sachs							Combined Fund
	Government Securities Fund							Government Income Fund							Pro Forma

	Class A		Class B		Class C		Class Y	Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	4.50%	[1]	None		None		None	4.50%	[1]	None		None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None		None		None	None		None		None		None
Redemption Fees[9]	2.00%[5]		2.00%[5]		2.00%[5]		2.00%[5]	None		None		None		None	None		None		None		None
Exchange Fees	None		None		None		None	None		None		None		None	None		None		None		None

	AXA Enterprise								Goldman Sachs				Combined Fund
	Government Securities Fund								Government Income Fund				Pro Forma

	Class A		Class B		Class C		Class Y		Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares		Shares		Shares		Shares		Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.58%		0.58%		0.58%		0.58%		0.54%[6]	0.54%[6]	0.54%[6]	0.54%[6]	0.54%[6]	0.54%[6]	0.54%[6]	0.54%[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None		0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses*	0.57%		0.57%		0.57%		0.57%		0.25%[7]	0.25%[7]	0.25%[7]	0.13%[7]	0.24%[7]	0.24%[7]	0.24%[7]	0.12%[7]

Total Fund Operating Expenses*	1.60%	[8]	2.15%	[8]	2.15%	[8]	1.15%	[8]	1.04%	1.79%	1.79%	0.67%	1.03%	1.78%	1.78%	0.66%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

	AXA Enterprise								Goldman Sachs						Combined Fund
	Government Securities Fund								Government Income Fund						Pro Forma

	Class A		Class B		Class C		Class Y		Class A	Class B	Class C		Institutional		Class A	Class B	Class C	Institutional
	Shares		Shares		Shares		Shares		Shares	Shares	Shares		Shares		Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.23%		0.23%		0.23%		0.23%		0.54%[6]	0.54%[6]	0.54%	[6]	0.54%[6]		0.54%[6]	0.54%[6]	0.54%[6]	0.54%[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None		0.25%	1.00%	1.00%		None		0.25%	1.00%	1.00%	None
Other Expenses	0.57%		0.57%		0.57%		0.57%		0.16%[7]	0.16%[7]	0.16%[7]		0.04%	[7]	0.16%[7]	0.16%[7]	0.16%[7]	0.04%[7]

Total Fund Operating Expenses (after current expense limitations)	1.25%	[8]	1.80%	[8]	1.80%	[8]	0.80%	[8]	0.95%	1.70%	1.70%		0.58%		0.95%	1.70%	1.70%	0.58%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders. A 2% redemption fee will be imposed on the redemption of shares (including by exchange) of the GST Fund held for 30 calendar days or less.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily Net
GST Fund	Annual Rate	Assets

Government Income Fund	0.54%	First $1 Billion
	0.49%	Next $1 Billion
	0.47%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.54%. The annual operating expenses of the GST Fund have been restated to reflect a contractual reduction in transfer agent fees from an annual rate of 0.19% to an annual rate of 0.16% of the average daily net assets the GST Fund’s Class A, Class B and Class C Shares.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.16% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.25% for Class A Shares, 1.80% for Class B and Class C Shares and 0.80% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Government Securities Fund
Class A Shares	$596	$922	$1,271	$2,251
Class B Shares
- assuming complete redemption at end of period	$683	$1,038	$1,319	$2,308
- assuming no redemption	$183	$638	$1,119	$2,308
Class C Shares
- assuming complete redemption at end of period	$283	$638	$1,119	$2,447
- assuming no redemption	$183	$638	$1,119	$2,447
Class Y Shares	$82	$330	$597	$1,362
Goldman Sachs Government Income Fund
Class A Shares	$551	$766	$998	$1,664
Class B Shares[1]
- assuming complete redemption at end of period	$682	$863	$1,170	$1,908
- assuming no redemption	$182	$563	$970	$1,908
Class C Shares
- assuming complete redemption at end of period	$282	$563	$970	$2,105
- assuming no redemption	$182	$563	$970	$2,105
Institutional Shares	$68	$214	$373	$835
Combined Fund Pro Forma
Class A Shares	$550	$763	$993	$1,653
Class B Shares[1]
- assuming complete redemption at end of period	$681	$860	$1,164	$1,897
- assuming no redemption	$181	$560	$964	$1,897
Class C Shares
- assuming complete redemption at end of period	$281	$560	$964	$2,095
- assuming no redemption	$181	$560	$964	$2,095
Institutional Shares	$67	$211	$368	$822

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

AXA Enterprise Government Securities Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 11/17/87)
Return Before Taxes	-1.44%	3.03%	4.89%
Return After Taxes on Distributions[1]	-2.82%	1.59%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-0.96%	1.73%	3.00%
Lehman Brothers Intermediate Government Bond Index[2]	3.84%	3.92%	5.48%

Class B (inception 5/1/95)
Return Before Taxes	-2.06%	3.09%	4.93%
Lehman Brothers Intermediate Government Bond Index	3.84%	3.92%	5.48%

Class C (inception 5/1/97)
Return Before Taxes	1.91%	3.44%	4.94%
Lehman Brothers Intermediate Government Bond Index	3.84%	3.92%	5.54%

Class Y (inception 7/17/97)
Return Before Taxes	3.93%	4.49%	5.70%
Lehman Brothers Intermediate Government Bond Index	3.84%	3.92%	5.38%
Goldman Sachs Government Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 2/10/93)
Return Before Taxes	3.79%	4.39%	5.66%
Return After Taxes on Distributions[1]	-2.21%	2.05%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares[2]	-0.59%	2.13%	3.17%
Lehman Brothers Government/Mortgage Index[3]	4.33%	4.73%	6.08%

Class B (inception 5/1/96)
Return Before Taxes	3.02%	3.61%	4.87%
Lehman Brothers Government/Mortgage Index	4.33%	4.73%	6.08%

Class C (inception 8/15/97)
Return Before Taxes	3.09%	3.63%	4.72%
Lehman Brothers Government/Mortgage Index	4.33%	4.73%	5.96%

Institutional Class (inception 8/15/97)
Return Before Taxes	4.18%	4.82%	5.91%
Lehman Brothers Government/Mortgage Index	4.33%	4.73%	5.96%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index, which includes all publicly held

U.S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. government. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Lehman Brothers Government/ Mortgage Index is an unmanaged index comprised of all U.S. government agency and Treasury securities and agency mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund

Sales Charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of October 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on October 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs
	Government	Government	Pro forma	Pro forma
	Securities Fund	Income Fund*	Adjustments	Combined Fund

Net Assets:	$103,852 (Class A Shares)	$432,762 (Class A Shares)	$0	$536,614 (Class A Shares)
	$47,644 (Class B Shares)	$18,713 (Class B Shares)	$0	$66,357 (Class B Shares)
	$12,975 (Class C Shares)	$16,931 (Class C Shares)	$0	$29,906 (Class C Shares)
	$44,720 (Class Y Shares)	$146,784 (Institutional Shares)	$0	$191,504 (Institutional Shares)
Net Asset Value Per Share:	$12.40 (Class A Shares)	$14.64 (Class A Shares)	$(12.40)	$14.64 (Class A Shares)
	$12.38 (Class B Shares)	$14.64 (Class B Shares)	$(12.38)	$14.64 (Class B Shares)
	$12.38 (Class C Shares)	$14.63 (Class C Shares)	$(12.38)	$14.63 (Class C Shares)
	$12.38 (Class Y Shares)	$14.63 (Institutional Shares)	$(12.38)	$14.63 (Institutional Shares)
Shares Outstanding:	8,374 (Class A Shares)	29,556 (Class A Shares)	(1,281)	36,649 (Class A Shares)
	3,849 (Class B Shares)	1,278 (Class B Shares)	(595)	4,532 (Class B Shares)
	1,048 (Class C Shares)	1,157 (Class C Shares)	(161)	2,044 (Class C Shares)
	3,612 (Class Y Shares)	10,036 (Institutional Shares)	(555)	13,093 (Institutional Shares)

*	The Goldman Sachs Government Income Fund will be the accounting survivor for financial statement purposes.
* * * * *
Proposal 1(k): Approval of the Reorganization of the AXA Enterprise High-Yield Bond Fund into the Goldman Sachs High Yield Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise High-Yield Bond Fund into the Goldman Sachs High Yield Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund

Investment Objective	Investment Objective
Seeks maximum current income.	Seeks a high level of current income and may also consider the potential for capital appreciation.

Investment Policies	Investment Policies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are rated below investment grade. The Fund generally invests in high-yield, income producing U.S. corporate bonds that are rated at the time of purchase B3 to Ba1 by Moody’s or B- to BB+ by Standard & Poor’s or determined by the sub-adviser to be of comparable quality, which are commonly known as “junk bonds.”	The Fund invests, under normal circumstances, at least 80% of its Net Assets in high-yield, fixed-income securities that, at the time of purchase, are non- investment grade securities. Non-investment grade securities are securities rated BB, Ba or below by a NRSRO, or, if unrated, determined by the adviser to be of comparable quality. The Fund may invest in all types of fixed-income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations, custodial receipts, municipal securities and preferred stock.

The Fund generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by Standard & Poor’s or which, if unrated, in the judgment of the sub-adviser are of comparable quality). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the Fund, the sub-adviser has the discretion to hold or liquidate the security.	The Fund may invest in bonds in the lowest ratings categories.

AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund

Subject to the Fund’s other investment policies, under normal circumstances, up to 20% of the Fund’s assets may include: (1) bonds rated Caa by Moody’s or CCC by Standard & Poor’s; (2) unrated debt securities which, in the judgment of the sub-adviser, have characteristics similar to those described above in (1); (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.	Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed- income securities, including U.S. Government Securities. The Fund may also invest in common stocks, warrants, rights and other equity securities, but will generally hold such equity investments only when debt or preferred stock of the issuer of such equity securities is held by the Fund or when the equity securities are received by the Fund in connection with a corporate restructuring of an issuer.

The Fund has the flexibility to invest up to 20% of its assets in foreign securities, subject to compliance with its other investment policies.	The Fund may invest up to 25% of its Total Assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that GSAM has entered into transactions that are intended to hedge the Fund’s position in a non-U.S. dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency.

The Fund may invest in securities of any maturity. The sub-adviser actively manages the Fund’s duration based on the sub-adviser’s view of the market and interest rates. The sub-adviser is not required to maintain the Fund’s duration within any particular range.	The Fund has a target duration that is equal to that of the Lehman Brothers U.S. Corporate High Yield Bond Index -2% Issuer Capped, plus or minus 2.5 years. Historically, over the last ten years, the duration of this index has ranged between 4.1 and 4.8 years. The Fund’s maximum duration is 7.5 years. The Fund’s expected approximate interest rate sensitivity is comparable to the 6-year U.S. Treasury note.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is Caywood-Scholl Capital Management LLC.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise High-Yield Bond Fund and Goldman Sachs High Yield Fund are, in general, similar. One difference that should be noted is that the GST

Fund has the flexibility to invest all of its assets in non-investment grade securities in the lowest rating categories (rated Ca or lower by Moody’s or CC or lower by Standard & Poor’s or determined by the adviser to be of comparable quality), while the AXA Enterprise Fund’s investments in such securities are limited to 20% of its assets. In addition, the Goldman Sachs High Yield Fund has a duration targeted on the Lehman Brothers U.S. Corporate High Yield Bond Index -2% Issuer Capped plus or minus 2.5 years, with a maximum duration of 7.5 years. Historically, over the last ten years, the duration of the Lehman Brothers U.S. Corporate High Yield Bond Index -2% Issuer Capped has ranged between 4.1 and 4.8 years. The AXA Enterprise High-Yield Bond Fund’s sub-adviser actively manages the Fund’s duration based on its view of the market and interest rates and is not required to maintain the Fund’s duration within any particular range. The GST Fund also generally invests at least 80% of its Net Assets in all types of fixed-income securities, while the AXA Enterprise Fund invests at least 80% of its net assets in bonds.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in fixed income securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise High-	Goldman Sachs High
	Yield Bond Fund	Yield Fund

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/ Default Risk	X	X
Call Risk		X
Extension Risk		X
U.S. Government Securities Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Sovereign Risk	X	X
“Junk Bond” Risk	X	X
Non-Hedging Foreign Currency Trading Risk		X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Currency Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that Class A and Class Y shareholders of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. It is expected that Class B and Class C shareholders of the AXA Enterprise Fund will incur the same annual operating expense ratios (after waivers and expense reimbursements) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratios of the Class A Shares and Institutional Shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently are lower than those of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each of these classes of shares of the combined GST Fund. The annual operating expense ratios of the Class B Shares and Class C Shares of the GST Fund (after taking into account the expense limitation arrangements) currently are 2 basis points higher than those of the Class B Shares and Class C Shares of the AXA Enterprise Fund, while the pro forma net annual operating expense ratios are the same. GSAM has agreed in the Reorganization Agreement that it will cap the net annual fund operating expenses of the Goldman Sachs High Yield Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization of the GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the tables below.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise High Yield Bond Fund and the Goldman Sachs High Yield Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the fiscal year ended October 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on November 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended October 31, 2006. For financial statement purposes, the Goldman Sachs High Yield Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

	AXA Enterprise							Goldman Sachs							Combined Fund
	High-Yield Bond Fund							High Yield Fund							Pro Forma

	Class A		Class B		Class C		Class Y	Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	4.50%	[1]	None		None		None	4.50%	[1]	None		None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None		None		None	None		None		None		None
Redemption Fees[5]	2.00%		2.00%		2.00%		2.00%	2.00%		2.00%		2.00%		2.00%	2.00%		2.00%		2.00%		2.00%
Exchange Fees	None		None		None		None	None		None		None		None	None		None		None		None

	AXA Enterprise								Goldman Sachs								Combined Fund
	High-Yield Bond Fund								High Yield Fund								Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.60%		0.60%		0.60%		0.60%		0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.67%	[6]	0.67%	[6]	0.67%	[6]	0.67%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.39%		0.39%		0.39%		0.39%		0.20%	[7]	0.20%	[7]	0.20%	[7]	0.08%	[7]	0.20%	[7]	0.20%	[7]	0.20%	[7]	0.08%	[7]

Total Fund Operating Expenses*	1.44%	[8]	1.99%	[8]	1.99%	[8]	0.99%	[8]	1.14%		1.89%		1.89%		0.77%		1.12%		1.87%		1.87%		0.75%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

	AXA Enterprise								Goldman Sachs								Combined Fund
	High-Yield Bond Fund								High Yield Fund								Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.46%		0.46%		0.46%		0.46%		0.69%	[6]	0.69%	[6]	0.69%	[6]	0.69%	[6]	0.67%	[6]	0.67%	[6]	0.67%	[6]	0.67%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.39%		0.39%		0.39%		0.39%		0.18%	[7]	0.18%	[7]	0.18%	[7]	0.06%	[7]	0.18%	[7]	0.18%	[7]	0.18%	[7]	0.06%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.30%	[8]	1.85%	[8]	1.85%	[8]	0.85%	[8]	1.12%		1.87%		1.87%		0.75%		1.10%		1.85%		1.85%		0.73%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders. A 2% redemption fee will be imposed on the redemption of shares (including by exchange) of the GST Fund held for 60 calendar days or less.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

High Yield Fund	0.70%	First $2 Billion
	0.63%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.70%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.16% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.024% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.30% for Class A Shares, 1.85% for Class B and Class C Shares and 0.85% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise High-Yield Bond Fund
Class A Shares	$584	$878	$1,193	$2,086
Class B Shares
- assuming complete redemption at end of period	$690	$1,012	$1,260	$2,163
- assuming no redemption	$190	$612	$1,060	$2,163
Class C Shares
- assuming complete redemption at end of period	$290	$612	$1,060	$2,305
- assuming no redemption	$190	$612	$1,060	$2,305
Class Y Shares	$77	$291	$523	$1,189
Goldman Sachs High Yield Fund
Class A Shares	$561	$796	$1,049	$1,774
Class B Shares[1]
- assuming complete redemption at end of period	$692	$894	$1,221	$2,016
- assuming no redemption	$192	$594	$1,021	$2,016
Class C Shares
- assuming complete redemption at end of period	$292	$594	$1,021	$2,212
- assuming no redemption	$192	$594	$1,021	$2,212
Institutional Shares	$79	$246	$428	$954
Combined Fund Pro Forma
Class A Shares	$559	$790	$1,039	$1,752
Class B Shares[1]
- assuming complete redemption at end of period	$690	$888	$1,211	$1,995
- assuming no redemption	$190	$588	$1,011	$1,995
Class C Shares
- assuming complete redemption at end of period	$290	$588	$1,011	$2,190
- assuming no redemption	$190	$588	$1,011	$2,190
Institutional Shares	$77	$240	$417	$930

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

AXA Enterprise High-Yield Bond Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 11/17/87)
Return Before Taxes	3.09%	6.52%	5.38%
Return After Taxes on Distributions[1]	0.68%	3.95%	2.36%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.94%	4.00%	2.65%
Merrill Lynch High Yield Master Cash Pay Index[2]	11.59%	9.84%	6.85%

Class B (inception 5/1/95)
Return Before Taxes	2.57%	6.65%	5.42%
Merrill Lynch High Yield Master Cash Pay Index	11.59%	9.84%	6.85%

Class C (inception 5/1/97)
Return Before Taxes	6.69%	6.95%	5.32%
Merrill Lynch High Yield Master Cash Pay Index	11.59%	9.84%	6.85%

Class Y (inception 7/25/97)
Return Before Taxes	8.74%	8.04%	5.90%
Merrill Lynch High Yield Master Cash Pay Index	11.59%	9.84%	6.43%
Goldman Sachs High Yield Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 8/1/97)
Return Before Taxes	11.29%	10.68%	6.91%
Return After Taxes on Distributions[1]	3.52%	6.42%	2.92%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.00%	6.29%	3.20%
Lehman Brothers U.S. Corporate High Yield Bond Index — 2% Issuer Capped[3]	10.76%	10.19%	6.10%

Class B (inception 8/1/97)
Return Before Taxes	10.45%	9.85%	6.12%
Lehman Brothers U.S. Corporate High Yield Bond Index — 2% Issuer Capped	10.76%	10.19%	6.10%

Class C (inception 8/15/97)
Return Before Taxes	10.47%	9.86%	6.16%
Lehman Brothers U.S. Corporate High Yield Bond Index — 2% Issuer Capped	10.76%	10.19%	6.19%

Institutional Class (inception 8/1/97)
Return Before Taxes	11.69%	11.09%	7.31%
Lehman Brothers U.S. Corporate High Yield Bond Index — 2% Issuer Capped	10.76%	10.19%	6.10%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Merrill Lynch High Yield Master Cash Pay Index is a publicly reported unmanaged composite index of hypothetical return on investment in approximately 1075 high yield debt securities. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Lehman Brothers U.S. Corporate High Yield Bond Index — 2% Issuer Capped is an unmanaged index that covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise	Goldman Sachs
	High-Yield Bond Fund	High Yield Fund

Sales Charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

	AXA Enterprise	Goldman Sachs
	High-Yield Bond Fund	High Yield Fund

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) held for 60 calendar days or less.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of October 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on October 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise High	Goldman Sachs High	Pro Forma	Pro Forma
	Yield Bond Fund	Yield Fund*	Adjustments	Combined Fund

Net Assets:	$90,445 (Class A Shares)	$1,395,265 (Class A Shares)	$0	$1,485,710 (Class A Shares)
	$42,298 (Class B Shares)	$96,743 (Class B Shares)	$0	$139,041 (Class B Shares)
	$24,653 (Class C Shares)	$90,528 (Class C Share)	$0	$115,181 (Class C Shares)
	$13,661 (Class Y Shares)	$1,296,428 (Institutional Shares)	$0	$1,310,089 (Institutional Shares)
Net Asset Value Per Share:	$9.58 (Class A Shares)	$8.04 (Class A Shares)	$(9.58)	$8.04 (Class A Shares)
	$9.57 (Class B Shares)	$8.05 (Class B Shares)	$(9.57)	$8.05 (Class B Shares)
	$9.57 (Class C Shares)	$8.04 (Class C Shares)	$(9.57)	$8.04 (Class C Shares)
	$9.59 (Class Y Shares)	$8.05 (Institutional Shares)	$(9.59)	$8.05 (Institutional Shares)
Shares Outstanding:	9,439 (Class A Shares)	173,625 (Class A Shares)	1,726	184,790 (Class A Shares)
	4,418 (Class B Shares)	12,023 (Class B Shares)	831	17,272 (Class B Shares)
	2,576 (Class C Shares)	11,263 (Class C Shares)	487	14,326 (Class C Shares)
	1,425 (Class Y Shares)	161,131 (Institutional Shares)	188	162,744 (Institutional Shares)

*	The Goldman Sachs High Yield Fund will be the accounting survivor for financial statement purposes.
*     *     *     *     *
Proposal 1(l): Approval of the Reorganization of the AXA Enterprise Short Duration Bond Fund into the Goldman Sachs Enhanced Income Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Short Duration Bond Fund into the Goldman Sachs Enhanced Income Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The AXA Enterprise Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund

Investment Objective	Investment Objective
Seeks current income with reduced volatility of principal.	Seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

Investment Policies	Investment Policies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities may include U.S. Government bonds and notes, corporate bonds, municipal bonds, foreign debt securities, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.	The Fund invests, under normal circumstances, primarily in a portfolio of fixed-income securities, including non-mortgage securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate notes and commercial paper and fixed and floating rate asset- backed securities.

The Fund intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s or Standard & Poor’s in its portfolio.	The Fund may invest across a broad range of high- grade fixed-income sectors with an emphasis on the preservation of capital and liquidity. The Fund’s investments must be rated at least A at the time of purchase (or determined by the adviser to be of comparable quality). The Fund seeks to maintain a weighted average credit quality of AA.

The Fund seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The Fund may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Fund may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Fund’s exposure to investment risks.	The Fund has a target duration that is equal to that of the Six-Month U.S. Treasury Bill Index to One-Year U.S. Treasury Note Index. Historically, over the last ten years, the duration of this index has been approximately 0.75 years. The Fund’s expected approximate interest rate sensitivity is comparable to the 9-Month U.S. Treasury Bill.

The Fund may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Fund will range from one to four years.	Except for asset-backed securities and Treasury Securities deliverable into futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years. With respect to asset-backed securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years.

The Fund will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.	The Fund is permitted to invest in U.S. dollar denominated fixed income securities of foreign issuers.

AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund

In choosing investments, the sub-adviser searches for the best values on securities that meet the fund’s credit and maturity requirements.	In pursuing the Fund’s investment objective, the adviser will seek to enhance the Fund’s return by identifying those high grade fixed income securities that are within the maturity limitations discussed above and that the adviser believes offer advantageous yields relative to other similar securities.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes the Fund may invest in U.S. Government Securities and repurchase agreement collateralized by U.S. Government Securities.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is BlackRock Financial Management, Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Short Duration Bond Fund and Goldman Sachs Enhanced Income Fund are, in general, similar. One difference that should be noted is that the Goldman Sachs Enhanced Income Fund seeks to maintain a minimum average credit quality of AA, while the AXA Enterprise Fund seeks to maintain a minimum average credit quality of A. In addition, the GST Fund has a duration target equal to the Six-Month U.S. Treasury Bill Index to One-Year U.S. Treasury Note Index. Historically, over the last ten years, the duration of the Six-Month U.S. Treasury Bill Index/ One Year U.S. Treasury Note Index has been approximately 0.75 years. The duration of the AXA Enterprise Fund may range from 1 to 3 years. Also, the GST Fund generally does not invest in foreign securities, while the AXA Enterprise Fund may invest up to 20% of its assets in such securities.

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in fixed income securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Short Duration	Goldman Sachs Enhanced
	Bond Fund	Income Fund

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/ Default Risk	X	X
Call Risk	X	X
Extension Risk	X	X
U.S. Government Securities Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Foreign Risk	X	X
Emerging Countries Risk	X
Sovereign Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Investment Grade Securities Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio (estimated annual operating expense ratio with respect to Class B shares) of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Short Duration Bond Fund and the Goldman Sachs Enhanced Income Fund based on actual expenses for a recent twelve month period (except that the fees and expenses of the Class B Shares of the GST Fund are estimated) and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the fiscal year ended October 31, 2006 (except with respect to the Class B Shares of the GST Fund as noted above). The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on November 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended October 31, 2006. For financial statement purposes, the Goldman Sachs Enhanced Income Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

								Goldman Sachs Enhanced
	AXA Enterprise Short Duration Bond Fund							Income Fund				Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y	Class A		Class B	Institutional	Class A		Class B	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares		Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	3.50%	[1]	None		None		None	1.50%	[1]	None	None	1.50%	[1]	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	None	None	[1]	5.00% [3]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None		None	None
Redemption Fees[9]	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None		None	None
Exchange Fees	None		None		None		None	None		None	None	None		None	None

					Goldman Sachs Enhanced
	AXA Enterprise Short Duration Bond Fund				Income Fund						Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Institutional		Class A		Class B		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.43%	0.43%	0.43%	0.43%	0.25%	[6]	0.25%	[6]	0.25%	[6]	0.25%	[6]	0.25%	[6]	0.25%	[6]
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses*	0.55%	0.55%	0.55%	0.55%	0.28%	[7]	0.28%	[7]	0.16%	[7]	0.28%	[7]	0.28%	[7]	0.16%	[7]

Total Fund Operating Expenses*	1.23% [8]	1.98% [8]	1.98% [8]	0.98% [8]	0.78%		1.53%		0.41%		0.78%		1.53%		0.41%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

					Goldman Sachs Enhanced
	AXA Enterprise Short Duration Bond Fund				Income Fund						Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Institutional		Class A		Class B		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.10%	0.10%	0.10%	0.10%	0.20%	[6]	0.20%	[6]	0.20%	[6]	0.20%	[6]	0.20%	[6]	0.20%	[6]
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.55%	0.55%	0.55%	0.55%	0.17%	[7]	0.17%	[7]	0.05%	[7]	0.17%	[7]	0.17%	[7]	0.05%	[7]

Total Fund Operating Expenses (after current expense limitations)	0.90% [8]	1.65% [8]	1.65% [8]	0.65% [8]	0.62%		1.37%		0.25%		0.62%		1.37%		0.25%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of the AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Enhanced Income Fund	0.25%	First $1 Billion
	0.23%	Next $1 Billion
	0.22%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.25%.

GSAM has voluntarily agreed not to impose a portion of the management fee on the GST Fund equal to 0.05% of the Fund’s average daily net assets. As a result of fee waivers, the current management fee of the GST Fund is 0.20% of the Fund’s average daily net assets. This waiver may be terminated at any time at the option of GSAM.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.16% of the average daily net assets of the Fund’s Class A and B Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 0.90% for Class A Shares, 1.65% for Class B and Class C Shares and 0.65% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.
     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Short Duration Bond Fund
Class A Shares	$438	$694	$970	$1,754
Class B Shares
- assuming complete redemption at end of period	$667	$988	$1,234	$2,079
- assuming no redemption	$167	$588	$1,034	$2,079
Class C Shares
- assuming complete redemption at end of period	$267	$588	$1,034	$2,273
- assuming no redemption	$167	$588	$1,034	$2,273
Class Y Shares	$66	$278	$508	$1,168
Goldman Sachs Enhanced Income Fund
Class A Shares	$228	$395	$577	$1,102
Class B Shares[1]
- assuming complete redemption at end of period	$656	$783	$1,034	$1,621
- assuming no redemption	$156	$483	$834	$1,621
Institutional Shares	$42	$132	$230	$518
Combined Fund Pro Forma
Class A Shares	$228	$395	$577	$1,102
Class B Shares[1]
- assuming complete redemption at end of period	$656	$783	$1,034	$1,621
- assuming no redemption	$156	$483	$834	$1,621
Institutional Shares	$42	$132	$230	$518

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.

Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Short Duration Bond Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 11/29/02)
Return Before Taxes	0.33%	N/A	1.70%
Return After Taxes on Distributions[1]	-1.04%	N/A	0.65%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.20%	N/A	0.84%
Lehman Brothers 1-3 Year Government/ Credit Index[2]	4.25%	N/A	2.74%

Class B (inception 11/29/02)
Return Before Taxes	-1.76%	N/A	1.37%
Lehman Brothers 1-3 Year Government/ Credit Index	4.25%	N/A	2.74%

Class C (inception 11/29/02)
Return Before Taxes	2.14%	N/A	1.80%
Lehman Brothers 1-3 Year Government/ Credit Index	4.25%	N/A	2.74%

Class Y (inception 11/29/02)
Return Before Taxes	4.26%	N/A	2.83%
Lehman Brothers 1-3 Year Government/ Credit Index	4.25%	N/A	2.74%

Goldman Sachs Enhanced Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 8/2/00)
Return Before Taxes	4.53%	2.28%	3.34%
Return After Taxes on Distributions[1]	1.53%	0.78%	1.70%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.89%	0.97%	1.79%
Six-Month U.S. Treasury Bill Index[3]	4.81%	2.52%	3.21%
One-Year U.S. Treasury Note Index[4]	4.32%	2.43%	3.38%

The Class B Shares of the GST Fund have not yet commenced operations and are being established in connection with the proposed Reorganization

Class C shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization.
Information regarding the performance of the Class A Shares of the GST Fund is shown above

Institutional Class (inception 8/2/00)
Return Before Taxes	4.81%	2.64%	3.71%
Six-Month U.S. Treasury Bill Index	4.81%	2.52%	3.21%
One-Year U.S. Treasury Note Index	4.32%	2.43%	3.38%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Brothers 1-3 Year Government/ Credit Index is an unmanaged index that is a subset of the Lehman Brothers Government Credit Index and includes all government and investment grade corporate bonds with maturities of one to three years. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Six-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. Treasury Bill with maturities of approximately six months. The Index figures do not reflect any deduction for fees, expenses or taxes.

[4]	The One-Year U.S. Treasury Note Index is an unmanaged index that tracks the performance of U.S. Treasury Notes with maturities of approximately one year. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund

Sales Charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 3.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% (subject to a maximum of 0.45%) of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 1.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C shareholders of the AXA Enterprise Fund will receive Class A Shares of the Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

	AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of October 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on October 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs
	Short Duration	Enhanced	Pro Forma	Pro Forma
	Bond Fund	Income Fund*	Adjustments	Combined Fund

Net Assets:	$16,869 (Class A Shares)	$36,333 (Class A Shares)	$4,496	$57,698 (Class A Shares)
	$6,569 (Class B Shares)	$0 (Class B Shares)	$0	$6,569 (Class B Shares)
	$4,496 (Class C Shares)		$(4,496)
	$21,624 (Class Y Shares)	$173,430 (Institutional Shares)	$0	$195,054 (Institutional Shares)
Net Asset Value Per Share:	$9.83 (Class A Shares)	$9.73 (Class A Shares)	$(9.83)	$9.73 (Class A Shares)
	$9.81 (Class B Shares)	$0.00 (Class B Shares)	$(0.08)	$9.73 (Class B Shares)
	$9.81 (Class C Shares)		$(9.81)
	$9.83 (Class Y Shares)	$9.72 (Institutional Shares)	$(9.83)	$9.72 (Institutional Shares)
Shares Outstanding:	1,716 (Class A Shares)	3,734 (Class A Shares)	480	5,930 (Class A Shares)
	670 (Class B Shares)	0 (Class B Shares)	5	675 (Class B Shares)
	458 (Class C Shares)		(458)
	2,199 (Class Y Shares)	17,846 (Institutional Shares)	26	20,071 (Institutional Shares)

*	The Goldman Sachs Enhanced Income Fund will be the accounting survivor for financial statement purposes.
*     *     *     *     *
Proposal 1(m): Approval of the Reorganization of the AXA Enterprise Tax-Exempt Income Fund into the Goldman Sachs Municipal Income Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Tax-Exempt Income Fund into the Goldman Sachs Municipal Income Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The AXA Enterprise Fund has a policy that, to the extent required by SEC regulations, any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name requires shareholder approval. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund

Investment Objective	Investment Objective
Seeks high level of current income exempt from federal income tax, with consideration given to preservation of principal.	Seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investments, the income from which is exempt from federal income tax or from both federal and state income tax. The issuers of these securities may be located in any state, territory or possession of the United States.	The Fund invests, under normal market conditions, at least 80% of its Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).

The Fund generally invests in investment grade municipal securities (i.e., those securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s or unrated securities of similar quality).	The Fund’s investments must be rated at least BBB or Baa at the time of purchase (or determined by the adviser to be of comparable quality). The Fund seeks to maintain a weighted average credit quality of A.

The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.	The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax.

While there are no maturity restrictions on the municipal securities in which the Fund may invest, the average weighted maturity is expected to range from 10 to 25 years. The sub-adviser actively manages the Fund’s average maturity and, in some cases, may utilize futures contracts and options on futures as a defensive measure according to its judgment of anticipated changes in interest rates.	The Fund has a target duration that is equal to that of the Lehman Brothers Aggregate Municipal Bond Index, plus or minus one year. Historically, over the last ten years, the duration of this index has ranged between 6 and 8 years. The Fund has a maximum duration of 12 years. The Fund’s expected approximate interest rate sensitivity is comparable to a 15-year municipal bond.

The Fund invests all of its assets in U.S. dollar denominated securities.	Same.

The Fund may invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities generally will be limited to investment grade corporate debt securities and U.S. Government securities.	Same.

AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund

The Fund may use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase. The Fund also may invest in mortgage-backed securities. The Fund also may invest in floating rate and variable rate tax exempt securities.	Same, subject to the Fund’s other investment policies.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes the Fund may invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is MBIA Capital Management Corp.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund are, in general, similar. One difference that should be noted is that the Goldman Sachs Municipal Income Fund has a duration target equal to the Lehman Brothers Aggregate Municipal Bond Index, plus or minus one year, with a maximum duration of 12 years. Historically, over the last ten years, the duration of the Lehman Brothers Aggregate Municipal Bond Index has ranged between six and eight years. The AXA Enterprise Tax-Exempt Income Fund has no specific target duration and its average weighted maturity may range from 10 to 25 years. In addition, the GST Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax, while the AXA Enterprise Fund may not invest more than 20% of its net assets in such securities.

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in fixed income securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Tax-Exempt	Goldman Sachs Municipal
	Income Fund	Income Fund

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/ Default Risk	X	X
Call Risk	X	X
Extension Risk	X	X
U.S. Government Securities Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Tax Risk	X	X
Concentration Risk		X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Investment Grade Securities Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that Class A and Class Y shareholders of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. However, it is expected that Class B and Class C shareholders of the AXA Enterprise Fund will incur higher annual operating expense ratios (approximately 10 basis points higher) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratios of the Class A and Institutional Shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently are lower than those of the corresponding class of shares of the AXA Enterprise Fund, as are the pro forma net annual operating expense ratios of these classes of shares of the combined GST Fund. The annual operating expense ratios of the Class B Shares and Class C Shares of the GST Fund (after taking into account the expense limitation arrangements) currently are 10 basis points higher than those of the Class B Shares and Class C Shares of the AXA Enterprise Fund, as are the pro forma net annual operating expense ratios of the Class B Shares and Class C Shares of the combined GST Fund, and would be 27 and 26 basis points lower, respectively, absent the expense limitation arrangements currently in effect. GSAM has agreed in the Reorganization Agreement that it will cap the net annual fund operating expenses of the Goldman Sachs Municipal Income Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization of the GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the tables below.

      The following tables: (1) compare the fees and expenses for the AXA Enterprise Tax-Exempt Income Fund and the Goldman Sachs Municipal Income Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the fiscal year ended October 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on November 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended October 31, 2006. For financial statement purposes, the Goldman Sachs Municipal Income Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

	AXA Enterprise Tax-Exempt					Goldman Sachs Municipal
	Income Fund					Income Fund					Combined Fund Pro forma

	Class A		Class B	Class C	Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None	None	None	4.50%	[1]	None	None	None	4.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None	None	None		None	None	None	None		None	None	None
Redemption Fees[5]	2.00%		2.00%	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
Exchange Fees	None		None	None	None	None		None	None	None	None		None	None	None

	AXA Enterprise Tax-Exempt				Goldman Sachs Municipal
	Income Fund				Income Fund								Combined Fund Pro forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.48%	0.48%	0.48%	0.48%	0.55%	[6]	0.55%	[6]	0.55%	[6]	0.55%	[6]	0.55%	[6]	0.55%	[6]	0.55%	[6]	0.55%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.74%	0.74%	0.74%	0.74%	0.36%	[7]	0.37%	[7]	0.36%	[7]	0.24%	[7]	0.36%	[7]	0.37%	[7]	0.36%	[7]	0.24%	[7]

Total Fund Operating Expenses*	1.67% [8]	2.22% [8]	2.22% [8]	1.22% [8]	1.16%		1.92%		1.91%		0.79%		1.16%		1.92%		1.91%		0.79%

*	The “Management Fees”, “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

	AXA Enterprise Tax-Exempt				Goldman Sachs Municipal
	Income Fund				Income Fund								Combined Fund Pro forma

	Class A	Class B	Class C	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.00%	0.00%	0.00%	0.00%	0.50%	[6]	0.50%	[6]	0.50%	[6]	0.50%	[6]	0.50%	[6]	0.50%	[6]	0.50%	[6]	0.50%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.65%	0.65%	0.65%	0.65%	0.25%	[7]	0.25%	[7]	0.25%	[7]	0.13%	[7]	0.25%	[7]	0.25%	[7]	0.25%	[7]	0.13%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.10% [8]	1.65% [8]	1.65% [8]	0.65% [8]	1.00%		1.75%	[6]	1.75%	[6]	0.63%	[6]	1.00%		1.75%		1.75%		0.63%

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of an AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily Net
GST Fund	Annual Rate	Assets

Municipal Income Fund	0.55%	First $1 Billion
	0.50%	Next $1 Billion
	0.48%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.55%. The annual operating expenses of the GST Fund have been restated to reflect a contractual reduction in transfer agent fees from an annual rate of 0.19% to an annual rate of 0.16% of the average daily net assets the GST Fund’s Class A, Class B and Class C Shares.

GSAM has voluntarily agreed not to impose a portion of the management fee on the GST Fund equal to 0.05% of the Fund’s average daily net assets. As a result of fee waivers, the current management fee of the GST Fund is 0.50% of the GST Fund’s average daily net assets. This waiver may be terminated at any time at the option of GSAM.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.16% of the average daily net assets of the Fund’s Class A, B and C Shares, plus all other ordinary expenses not detailed above. “Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Institutional Shares for the Fund. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.10% for Class A Shares, 1.65% for Class B and Class C Shares and 0.65% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.
     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Tax-Exempt Income Fund
Class A Shares	$582	$921	$1,284	$2,302
Class B Shares
- assuming complete redemption at end of period	$667	$1,036	$1,332	$2,358
- assuming no redemption	$167	$636	$1,132	$2,358
Class C Shares
- assuming complete redemption at end of period	$267	$636	$1,132	$2,497
- assuming no redemption	$167	$636	$1,132	$2,497
Class Y Shares	$66	$329	$612	$1,419
Goldman Sachs Municipal Income Fund
Class A Shares	$563	$802	$1,060	$1,796
Class B Shares[1]
- assuming complete redemption at end of period	$695	$903	$1,237	$2,046
- assuming no redemption	$195	$603	$1,037	$2,046
Class C Shares
- assuming complete redemption at end of period	$294	$600	$1,032	$2,233
- assuming no redemption	$194	$600	$1,032	$2,233
Institutional Shares	$81	$252	$439	$978
Combined Fund Pro Forma
Class A Shares	$563	$802	$1,060	$1,796
Class B Shares[1]
- assuming complete redemption at end of period	$695	$903	$1,237	$2,046
- assuming no redemption	$195	$603	$1,037	$2,046
Class C Shares
- assuming complete redemption at end of period	$294	$600	$1,032	$2,233
- assuming no redemption	$194	$600	$1,032	$2,233
Institutional Shares	$81	$252	$439	$978

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or

Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

AXA Enterprise Tax-Exempt Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 11/17/87)
Return Before Taxes	-1.80%	3.38%	4.02%
Return After Taxes on Distributions[1]	-1.95%	3.29%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.30%	3.41%	3.93%
Lehman Brothers Municipal Bond Index[2]	4.84%	5.53%	5.76%

Class B (inception 5/1/95)
Return Before Taxes	-2.31%	3.48%	4.07%
Lehman Brothers Municipal Bond Index	4.84%	5.53%	6.13%

Class C (inception 5/1/97)
Return Before Taxes	1.55%	3.83%	4.07%
Lehman Brothers Municipal Bond Index	4.84%	5.53%	5.89%

Class Y (inception 11/17/98)
Return Before Taxes	3.56%	4.87%	4.57%
Lehman Brothers Municipal Bond Index	4.84%	5.53%	5.22%
Goldman Sachs Municipal Income Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 7/20/93)
Return Before Taxes	4.83%	5.44%	5.37%
Return After Taxes on Distributions[1]	0.10%	4.47%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.45%	4.44%	4.80%
Lehman Brothers Aggregate Municipal Bond Index[3]	4.84%	5.53%	5.75%

Class B (inception 5/1/96)
Return Before Taxes	4.05%	4.65%	4.58%
Lehman Brothers Aggregate Municipal Bond Index	4.84%	5.53%	5.75%

Class C (inception 8/15/97)
Return Before Taxes	4.05%	4.64%	4.34%
Lehman Brothers Aggregate Municipal Bond Index	4.84%	5.53%	5.59%

Institutional Class (inception 8/15/97)
Return Before Taxes	5.22%	5.85%	5.53%
Lehman Brothers Aggregate Municipal Bond Index	4.84%	5.53%	5.59%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Lehman Brothers Municipal Bond Index is an unmanaged index of state and local general obligation bonds, revenue bonds, insured bonds (with ratings of Aaa by Moody’s or AAA by Standard & Poor’s) and prefunded bonds with a minimum credit rating by Moody’s of Baa3 and a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise	Goldman Sachs
	Tax-Exempt Income Fund	Municipal Income Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	AXA Enterprise	Goldman Sachs
	Tax-Exempt Income Fund	Municipal Income Fund

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) held for 30 calendar days or less.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of October 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on October 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs
	Tax-Exempt	Municipal	Pro Forma	Pro Forma
	Income Fund	Income Fund*	Adjustments	Combined Fund

Net Assets:	$16,199 (Class A Shares)	$302,271 (Class A Shares)	$0	$318,470 (Class A Shares)
	$3,856 (Class B Shares)	$11,698 (Class B Shares)	$0	$15,554 (Class B Shares)
	$2,551 (Class C Shares)	$9,777 (Class C Shares)	$0	$12,328 (Class C Shares)
	$50 (Class Y Shares)	$152,070 (Institutional Shares)	$0	$152,120 (Institutional Shares)
Net Asset Value Per Share:	$13.79 (Class A Shares)	$15.80 (Class A Shares)	$(13.79)	$15.80 (Class A Shares)
	$13.80 (Class B Shares)	$15.81 (Class B Shares)	$(13.80)	$15.81 (Class B Shares)
	$13.80 (Class C Shares)	$15.81 (Class C Shares)	$(13.80)	$15.81 (Class C Shares)
	$13.80 (Class Y Shares)	$15.80 (Institutional Shares)	$(13.80)	$15.80 (Institutional Shares)
Shares Outstanding:	1,175 (Class A Shares)	19,125 (Class A Shares)	(144)	20,156 (Class A Shares)
	279 (Class B Shares)	740 (Class B Shares)	(35)	984 (Class B Shares)
	185 (Class C Shares)	618 (Class C Shares)	(23)	780 (Class C Shares)
	4 (Class Y Shares)	9,623 (Institutional Shares)	1	9,628 (Institutional Shares)

*	The Goldman Sachs Municipal Income Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(n): Approval of the Reorganization of the AXA Enterprise Money Market Fund into the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Money Market Fund into the Goldman Sachs ILA Prime Obligations Portfolio. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment

Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Money Market Fund	Goldman Sachs ILA Prime Obligations Portfolio

Investment Objective	Investment Objective
Seeks highest possible level of current income consistent with preservation of capital and liquidity.	Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Investment Policies	Investment Policies
Under normal circumstances, the fund intends to invest only in short-term, high quality dollar-denominated securities. These securities may be issued by U.S. companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states and municipalities and international organizations, such as the World Bank and the International Monetary Fund. The fund’s principal investments include bank obligations, commercial paper and corporate obligations. The fund may also invest in repurchase agreements based on these securities.	The Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The fund will maintain a weighted average portfolio maturity of 90 days or less, and will not invest in securities with remaining maturities of more than 13 months.	Same.

All securities purchased by the fund must meet the requirements of Rule 2a-7 under the 1940 Act, which is designed to mitigate the risk of loss.	Same.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by AXA Equitable. The Fund’s sub-adviser is The Dreyfus Corporation.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Money Market Fund and Goldman Sachs ILA Prime Obligations Portfolio are, in general, similar. One difference that should be noted is that the AXA Enterprise Fund may invest in securities issued by foreign banks, while the GST Fund may not.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise	Goldman Sachs ILA Prime
	Money Market Fund	Obligations Portfolio

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/ Default Risk	X	X
U.S. Government Securities Risk	X	X
Management Risk	X
Liquidity Risk		X
Sub-adviser Selection Risk	X
Foreign Securities Risk	X
Banking Industry Sector Risk	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of the AXA Enterprise Fund will incur higher annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratios of the Service Shares of the GST Fund (after taking into account any expense limitation arrangements) currently are 13 basis points higher than that of the Class A Shares and Class Y Shares of the AXA Enterprise Fund, as are the pro forma net annual operating expense ratios of these classes of shares of the combined GST Fund, and would be 37 basis points lower absent the expense limitation arrangements currently in effect. The annual operating expense ratios for the Class B Shares and Class C Shares of the GST Fund (after taking into account any expense limitation arrangements) currently are 73 basis points higher than those of the Class B Shares and Class C Shares of the AXA Enterprise Fund, as are the pro forma net annual operating expense ratios of these classes of shares of the combined GST Fund, and would be 23 basis points higher absent the expense limitation arrangements currently in effect. GSAM has agreed in the Reorganization Agreement that it will cap the net annual fund operating expenses of the ILA Prime Obligations Portfolio (Service, Class B and Class C Shares) for one year from the effective time of the Reorganization of the GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the tables below.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Money Market Fund and the Goldman Sachs ILA Prime Obligations Portfolio based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended June 30, 2006, respectively. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on July 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended June 30, 2006. For financial statement purposes, the Goldman Sachs ILA Prime Obligations Portfolio will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

	AXA Enterprise				Goldman Sachs ILA
	Money Market Fund				Prime Obligations Portfolio			Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	ILA Service	ILA Class B	ILA Class C	ILA Service	ILA Class B	ILA Class C
	Shares	Shares	Shares	Shares	Shares[1]	Shares[1]	Shares[1]	Shares[1]	Shares[1]	Shares[1]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None [2]	None [2]	None [2]	None	None	5.0% [3]	1.0% [4]	None	5.0% [3]	1.0% [4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None	None	None	None	None

	AXA Enterprise				Goldman Sachs ILA
	Money Market Fund				Prime Obligations Portfolio				Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	ILA Service		ILA Class B	ILA Class C	ILA Service		ILA Class B	ILA Class C
	Shares	Shares	Shares	Shares	Shares		Shares	Shares	Shares		Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.33%	0.33%	0.33%	0.33%	0.35%	[5]	0.35% [5]	0.35% [5]	0.35%	[5]	0.35% [5]	0.35% [5]
Distribution and Service (12b-1) Fees	None	None	None	None	N/A		1.00%	1.00%	N/A		1.00%	1.00%
Other Expenses*	0.90%	0.90%	0.90%	0.90%	0.51%		0.11%	0.11%	0.50%		0.10%	0.10%
Service Fees	N/A	N/A	N/A	N/A	0.25%	[6]	N/A	N/A	0.25%	[6]	N/A	N/A
Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.15%		N/A	N/A	0.15%		N/A	N/A
All Other Expenses	N/A	N/A	N/A	N/A	0.11%		N/A	N/A	0.10%		N/A	N/A

Total Fund Operating Expenses*	1.23% [7]	1.23% [7]	1.23% [7]	1.23% [7]	0.86%		1.46%	1.46%	0.85%		1.45%	1.45%

*	As a result of waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below. The waivers and expense limitations may be terminated or modified at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	AXA Enterprise				Goldman Sachs ILA
	Money Market Fund				Prime Obligations Portfolio						Combined Fund Pro Forma

	Class A	Class B	Class C	Class Y	ILA Service		ILA Class B		ILA Class C		ILA Service		ILA Class B	ILA Class C
	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.00%	0.00%	0.00%	0.00%	0.35%	[5]	0.35%	[5]	0.35%	[5]	0.35%	[5]	0.35% [5]	0.35% [5]
Distribution and Service (12b-1) Fees	None	None	None	None	N/A		1.00%		1.00%		N/A		1.00%	1.00%
Other Expenses	0.70%	0.70%	0.70%	0.70%	0.48%	[8]	0.08%	[8]	0.08%	[8]	0.48%		0.08%	0.08%
Service Fees	N/A	N/A	N/A	N/A	0.25%	[6]	N/A		N/A		0.25%	[6]	N/A	N/A
Shareholder Administration Fees	N/A	N/A	N/A	N/A	0.15%		N/A		N/A		0.15%		N/A	N/A
All Other Expenses	N/A	N/A	N/A	N/A	0.06%		N/A		N/A		0.06%		N/A	N/A

Total Fund Operating Expenses (after current expense limitations)	0.70% [7]	0.70% [7]	0.70% [7]	0.70% [7]	0.83%		1.43%		1.43%		0.83%		1.43%	1.43%

[1]	Investors wishing to purchase shares of the ILA Prime Obligations Portfolio are generally required to purchase ILA Service Shares. ILA Class B and Class C Shares of the Prime Obligations Portfolio will typically be acquired in exchange for Class B or Class C Shares, respectively, of another Goldman Sachs Fund.

[2]	When you exchange shares of another AXA Enterprise Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC will continue to run while you hold your shares of the Money Market Fund. If you redeem those shares of the Money Market Fund, the applicable CDSC will apply.

[3]	A CDSC is imposed upon ILA Class B Shares of the GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of the AXA Enterprise Fund and ILA Class B Shares of the GST Fund automatically convert to Class A Shares and ILA Service Class, respectively, shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on ILA Class C Shares of the GST Fund redeemed within 12 months of purchase.

[5]	GSAM is entitled to management fees from certain GST Funds at annual rates equal to the following percentages of the average daily net assets of the GST Funds:

Management Fee
GST Fund	Annual Rate

ILA Prime Obligations Portfolio	0.35%

[6]	Service Organizations may charge other fees directly to their customers who are the beneficial owners of ILA Service Shares in connection with their customers’ accounts. Such fees may affect the return such customers realize with respect to their investments.

[7]	Pursuant to an Expense Limitation Agreement, AXA Equitable has agreed to make payments or waive its management, administration and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Trust Trustees consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 0.70% for each Class of shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

[8]	GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.434% of the GST Fund’s average daily net assets.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y, ILA Service Shares, ILA B Shares or ILA C Shares of the AXA Enterprise Fund, the GST Fund or the Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Money Market Fund
Class A Shares	$71	$336	$622	$1,435
Class B Shares
- assuming complete redemption at end of period	$71	$336	$622	$1,435
- assuming no redemption	$71	$336	$622	$1,435
Class C Shares
- assuming complete redemption at end of period	$71	$336	$622	$1,435
- assuming no redemption	$71	$336	$622	$1,435
Class Y Shares	$71	$336	$622	$1,435
Goldman Sachs ILA Prime Obligations Portfolio
ILA Service Shares	$88	$274	$477	$1,061
ILA B Shares[1]
- assuming complete redemption at end of period	$649	$762	$997	$1,584
- assuming no redemption	$149	$462	$797	$1,584
ILA C Shares
- assuming complete redemption at end of period	$249	$462	$797	$1,746
- assuming no redemption	$149	$462	$797	$1,746
Combined Fund Pro Forma
ILA Service Shares	$87	$271	$471	$1,049
ILA B Shares[1]
- assuming complete redemption at end of period	$648	$759	$992	$1,572
- assuming no redemption	$148	$459	$792	$1,572
ILA C Shares
- assuming complete redemption at end of period	$248	$459	$792	$1,735
- assuming no redemption	$148	$459	$792	$1,735

[1]	The ILA Class B example for each Fund reflects the conversion of ILA Class B Shares to ILA Service Shares after approximately eight years from the date of purchase of ILA Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares,

Class C Shares, ILA Service Shares, ILA Class B Shares or ILA Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
AXA Enterprise Money Market Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 5/1/90)	4.53%	1.96%	3.40%
Class B (inception 5/1/95)	4.53%	1.96%	3.45%
Class C (inception 5/1/97)	4.53%	1.96%	3.33%
Class Y (inception 7/17/97)	4.53%	1.96%	3.34%
Goldman Sachs ILA Prime Obligations Portfolio

			10 Years
Average Annual Total ended Returns			or Since
(For the periods December 31, 2006)	1 Year	5 Years	Inception

ILA Service (inception 6/1/90)	4.32%	1.76%	3.21%
ILA Class B (inception 5/8/96)	3.69%	1.32%	2.68%
ILA Class C (inception 8/15/97)	3.69%	1.32%	2.58%
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix D.

	AXA Enterprise Money Market Fund	Goldman Sachs ILA Prime Obligations Portfolio

Sales Charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Initial purchases of shares of the AXA Enterprise Money Market Fund are not subject to any sales charges. However, an investor will have to pay a sales charge if the investor exchanges Class A Shares of the Fund for Class A Shares of another AXA Enterprise Fund, unless the investor has already paid a sales charge on those shares. Class A Shares currently do not pay any Rule 12b-1 fees (but are subject to a maximum Rule 12b-1 fee equal to an annual rate of 0.30% of the Fund’s average daily net assets attributable to Class A Shares).	Service Shares. Service Shares are not subject to any sales charges or Rule 12b-1 fees. However, Service Shares are subject to a service plan and shareholder administration plan under which Service Shares bear fees for personal and account maintenance services plus shareholder administration services paid to service organizations. Under the plan, service organizations are entitled to receive payments from the Fund equal to an annual rate of 0.25% for personal and account maintenance services plus an additional fee equal to an annual rate of 0.15% for shareholder administrative services of the average daily net assets of the Service Shares attributable to or held in the name of the organization for its customers.

	Class B Shares. Initial purchases of shares of the AXA Enterprise Money Market Fund are not subject to any sales charges. However, if an investor exchanges Class B Shares of the Fund for Class B Shares of another AXA Enterprise Fund, the shares received in the exchange will become subject to a CDSC. Class B Shares convert to Class A Shares approximately 8 years after purchase. When an investor exchanges Class B Shares of another AXA Enterprise Fund into Class B Shares of the AXA Enterprise Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A Shares will continue to run while the investor holds his Class B Shares of the Fund. Class B Shares currently do not pay any Rule 12b-1 fees (but are subject to a maximum Rule 12b-1 fee equal to an annual rate of 0.85% of the Fund’s average daily net assets attributable to Class B Shares).	Class B Shares. There is no front-end sales charge on Class B Shares. However, ILA Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Service Shares approximately 8 years after purchase.

	AXA Enterprise Money Market Fund	Goldman Sachs ILA Prime Obligations Portfolio

	Class C Shares. Initial purchases of shares of the AXA Enterprise Money Market Fund are not subject to any sales charges. However, if an investor exchanges Class C Shares of the Fund for Class C Shares of another AXA Enterprise Fund, the shares received in the exchange will become subject to a CDSC. When an investor exchanges Class C Shares of another AXA Enterprise Fund into Class C Shares of the AXA Enterprise Money Market Fund, the holding period for purposes of determining the CDSC will continue to run while the investor holds his Class C Shares of the Fund. Class C Shares currently do not pay any Rule 12b-1 fees (but are subject to a maximum Rule 12b-1 fee equal to an annual rate of 0.85% of the Fund’s average daily net assets attributable to Class C Shares).	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Class Y shareholders of the AXA Enterprise Fund will receive Service Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges, distribution/service (Rule 12b-1) fees and other fees is shown above.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class or an equivalent class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

	AXA Enterprise Money Market Fund	Goldman Sachs ILA Prime Obligations Portfolio

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	The Fund does not impose any redemption fees.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of June 30, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of ILA Service Shares, ILA Class B Shares and ILA Class C Shares of the GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on June 30, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

		Goldman Sachs
	AXA Enterprise	ILA Prime Obligations	Pro forma	Pro forma
	Money Market Fund	Portfolio*	Adjustments	Combined Fund

Net Assets:	$71,347 (Class A Shares)	$264,746 (ILA Service Shares)	$10,617	$346,710 (ILA Service Shares)
	$23,563 (Class B Shares)	$12,447 (ILA B Shares)	$0	$36,010 (ILA B Shares)
	$9,542 (Class C Shares)	$19,089 (ILA C Shares)	$0	$28,631 (ILA C Shares)
	$10,617 (Class Y Shares)		$(10,617)
Net Asset Value Per Share:	$1.00 (Class A Shares)	$1.00 (ILA Service Shares)	$(1.00)	$1.00 (ILA Service Shares)
	$1.00 (Class B Shares)	$1.00 (ILA B Shares)	$(1.00)	$1.00 (ILA B Shares)
	$1.00 (Class C Shares)	$1.00 (ILA C Shares)	$(1.00)	$1.00 (ILA C Shares)
	$1.00 (Class Y Shares)

		Goldman Sachs
	AXA Enterprise	ILA Prime Obligations	Pro forma	Pro forma
	Money Market Fund	Portfolio*	Adjustments	Combined Fund

Shares Outstanding:	71,345 (Class A Shares)	264,749 (ILA Service Shares)	10,617	346,711 (ILA Service Shares)
	23,563 (Class B Shares)	12,448 (ILA B Shares)	(1)	36,010 (ILA B Shares)
	9,541 (Class C Shares)	19,089 (ILA C Shares)	1	28,631 (ILA C Shares)
	10,617 (Class Y Shares)		(10,617)

*	The Goldman Sachs ILA Prime Obligations Portfolio Fund will be the accounting survivor for financial statement purposes.

ADDITIONAL INFORMATION APPLICABLE TO ALL OF THE REORGANIZATIONS
Risks of Investing in the AXA Enterprise Funds and GST Funds
      All of the principal risks applicable to the AXA Enterprise Funds and the GST Funds are summarized in the tables appearing in the description of each proposal above and are described in more detail below. More information about certain types of portfolio securities and investment techniques, and their associated risks for the GST Fund, is provided in Appendix A to the prospectuses of the GST Funds. You should consider the investment risks discussed in this section and the prospectuses of the GST Funds, which are important to your investment choice.
      The Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Strategic International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Structured Small Cap Growth Fund, and Goldman Sachs Structured Small Cap Value Fund (collectively, the “GST Equity Funds”) and AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Large Cap Growth Fund, AXA Enterprise Small Company Growth Fund, and AXA Enterprise Small Company Value Fund (collectively, the “AXA Enterprise Equity Funds” and along with the GST Equity Funds, the “Equity Funds”) will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Equity Funds hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in an Equity Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.
      The Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Enhanced Income Fund, and Goldman Sachs Municipal Income Fund (collectively, the “GST Fixed Income Funds”), the AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, and AXA Enterprise Tax-Exempt Income Fund (collectively, the “AXA Enterprise Fixed Income Funds”), the Goldman Sachs ILA Prime Obligations Portfolio and AXA Enterprise Money Market Fund will be subject to the risks associated with fixed-income securities. To the extent it invests in fixed-income securities, an Equity Fund will also be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and an AXA Enterprise Fund or its Corresponding GST Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

Principal Risk	Funds Denoting Risk as a Principal Risk

Net Asset Value Risk — The risk that the net asset value of a Fund and the value of your investment will fluctuate or in the case of a money market fund that a Fund will not be able to maintain a net asset value per share of $1.00 at all times.
All GST Funds All AXA Enterprise Funds

Principal Risk	Funds Denoting Risk as a Principal Risk

Interest Rate Risk — The risk that when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. Also with respect to money market funds, during periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher.
All GST Funds All AXA Enterprise Fixed Income Funds AXA Enterprise Money Market Fund

Credit/ Default Risk — The risk that an issuer or guarantor of a fixed-income security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement, or the counterparty in a derivative transaction, may default on its payment obligations including the obligation to pay interest and repay principal. For certain funds, this risk may include the risk of default on foreign letters of credit, guarantees or insurance that back municipal securities.
All GST Funds (except Structured U.S. Equity, Structured Large Cap Value, Structured Large Cap Growth, Structured Small Cap Growth and Structured Small Cap Value Fund)
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Tax-Exempt Income Fund
AXA Enterprise Money Market Fund

Call Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
All GST Fixed Income Funds AXA Enterprise Government Securities Fund AXA Enterprise Short Duration Bond Fund AXA Enterprise Tax-Exempt Income Fund

Extension Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.
All GST Fixed Income Funds AXA Enterprise Government Securities Fund AXA Enterprise Short Duration Bond Fund AXA Enterprise Tax-Exempt Income Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

U.S. Government Securities Risk — The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Funds, such as those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
All GST Fixed Income Funds Goldman Sachs ILA Prime Obligations Portfolio All AXA Enterprise Fixed Income Funds AXA Enterprise Money Market Fund

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. Stocks and other equity securities generally fluctuate more in value than bonds and may decline in value over short or extended periods. In recent years, U.S. and foreign stock markets have experienced substantial price volatility. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.
All GST Equity Funds All AXA Enterprise Equity Funds

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to a Fund. Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.
All GST Equity Funds All GST Fixed Income Funds AXA Enterprise High-Yield Bond Fund AXA Enterprise Short Duration Bond Fund AXA Enterprise Tax-Exempt Income Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Management Risk — The risk that a strategy used by a Fund’s investment adviser or sub-adviser may fail to produce the intended results.	All GST Equity Funds All GST Fixed Income Funds All AXA Enterprise Funds

Market Risk — The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase a Fund’s exposure to risk of loss from adverse developments affecting those sectors.
All GST Equity Funds All GST Fixed Income Funds All AXA Enterprise Equity Funds All AXA Enterprise Fixed Income Funds

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in small and mid-capitalization stocks and real estate investment trusts will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
All GST Funds AXA Enterprise High-Yield Bond Fund

Tax Risk  — A Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be suitable investments for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.
Goldman Sachs Municipal Income Fund AXA Enterprise Tax-Exempt Income Fund

Concentration Risk  — The risk that if a Fund invests more than 25% of its total assets in issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if its investments were not so concentrated.
Goldman Sachs Municipal Income Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
All GST Equity Funds
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Small Company Value Fund

Mid-Capitalization Risk — Risk is greater for the securities of mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of mid- capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a Fund may experience difficulty in purchasing or selling such securities at the desired time and price.
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Strategic International Equity Fund
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Large Cap Growth Fund

Foreign Risk — The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
All GST Equity Funds
Goldman Sachs High Yield Fund
Goldman Sachs Enhanced Income Fund
All AXA Enterprise Equity Funds
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Money Market Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Emerging Countries Risk — The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.
Goldman Sachs Large Cap Value Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs High Yield Fund
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund

Sovereign Risk  — The risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This risk includes, political, economic and repayment risks. Political risk is the risk associated with the general political and social environment of a country and includes, among other factors, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country. Economic risk is the risk associated with general economic conditions and includes, among other things, low quality and growth rate of gross domestic product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current accounts deficits as a percentage of GDP. Repayment risk is the risk associated with the inability of a country to pay its external debt obligations in the immediate future and includes, among other items but are not limited to, high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, and an unsustainable exchange rate structure.
Goldman Sachs High Yield Fund Goldman Sachs Enhanced Income Fund AXA Enterprise High-Yield Bond Fund AXA Enterprise Short Duration Bond Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Geographic Risk  — Concentration of investments in issuers located in a particular country or region will subject a Fund, to a greater extent than if investments were less concentrated, to the risk of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.
Goldman Sachs Strategic International Equity Fund AXA Enterprise International Growth Fund

Initial Public Offering (“IPO”) Risk — The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of a Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on a Fund. As a Fund’s assets grow, the effect of a Fund’s investments in IPOs on a Fund’s performance probably will decline, which could reduce a Fund’s performance.
Goldman Sachs Large Cap Value Fund Goldman Sachs Capital Growth Fund AXA Enterprise Deep Value Fund AXA Enterprise Large Cap Growth Fund

“Junk Bond” Risk — Some Funds will invest in non-investment grade fixed-income securities (commonly known as “junk bonds”) that are considered predominantly speculative by traditional standards. Non-investment grade fixed-income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.
Goldman Sachs High Yield Fund AXA Enterprise High-Yield Bond Fund

Non-Hedging Foreign Currency Trading Risk — A Fund may engage, to a greater extent than other Funds, in forward foreign currency transactions for speculative purposes. A Fund’s investment adviser may purchase or sell foreign currencies through the use of forward contracts based on the investment adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, an investment adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment adviser’s expectations may produce significant losses to a Fund.
Goldman Sachs High Yield Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Small Capitalization Risk  — The securities of small capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company, the greater these risks.
Goldman Sachs Structured U.S. Equity
Goldman Sachs Structured Large Cap Growth
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Structured Small Cap Growth Fund
Goldman Sachs Structured Small Cap Value Cap Fund
All AXA Enterprise Equity Funds

Issuer-Specific Risk  — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A Fund could lose all of its investment in a company’s securities.
All GST Equity Funds
Goldman Sachs High Yield Fund
Goldman Sachs Enhanced Income Fund
Goldman Sachs Municipal Income Fund
All AXA Enterprise Equity Funds
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Tax-Exempt Income Fund

Sub-adviser Selection Risk — The risk that the process for selecting or replacing a sub-adviser and the decision to select or replace a sub-adviser does not produce the intended result.	All AXA Enterprise Funds

Large-Capitalization Risk  — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Goldman Sachs Structured U.S. Equity
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Growth & Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Capital Growth Fund
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund

Principal Risk	Funds Denoting Risk as a Principal Risk

Portfolio Turnover Risk  — High portfolio turnover may result in increased transaction costs to a Fund, which may result in higher fund expenses and lower returns. The sale of portfolio securities also may result in the recognition of capital gain, which can create adverse tax results on shareholders when distributed to them, or loss. Depending on the frequency of sales, any such net gain will likely be short-term capital gain. Unlike long-term capital gain, short-term gain is taxable to individuals at the same rates as ordinary income.
AXA Enterprise Capital Appreciation Fund Goldman Sachs Structured U.S. Equity Fund

Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and income.
AXA Enterprise International Growth Fund AXA Enterprise High-Yield Bond Fund Goldman Sachs Strategic International Equity Fund Goldman Sachs High Yield Fund

Investment Grade Securities Risk — Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by Standard & Poor’s and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.
AXA Enterprise Short Duration Bond Fund AXA Enterprise Tax-Exempt Income Fund Goldman Sachs Enhanced Income Fund

Banking Industry Sector Risk — To the extent a Fund invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment
AXA Enterprise Money Market Fund
Reasons for the Reorganizations and Board Considerations
      The Enterprise Trust Trustees, including the Independent Enterprise Trust Trustees, have determined that each Reorganization is in the best interest of the shareholders of the AXA Enterprise Fund involved therein, and that the interests of the current shareholders of the AXA Enterprise Fund will not be diluted as a result of the Reorganization. The Enterprise Trust Trustees, including the Independent Enterprise Trust Trustees, also have considered and unanimously approved the terms and conditions of the Reorganization Agreement. The following sets forth in greater detail the steps taken by the Enterprise Trust Trustees in arriving at these conclusions.
      Background. At a meeting held on October 23, 2006, AXA Financial and AXA Equitable (“AXA”) informed the Enterprise Trust Trustees that AXA had entered into an agreement with GSAM under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business and AXA would use its reasonable best efforts to effect the Reorganizations. AXA also informed the Enterprise Trust Trustees that, in consideration for these assets, the opportunity to manage additional assets after the proposed Reorganizations and covenants from AXA, including its assistance in facilitating the Reorganizations, GSAM agreed to pay AXA an amount based on the assets of each AXA Enterprise Fund at the time of its Reorganization. AXA then noted that the Reorganizations were subject to the approval of the Enterprise Trust Trustees and the shareholders of the AXA Enterprise Funds, satisfactory completion of due diligence and execution of the Reorganization Agreement. AXA stated that it proposed to present the Reorganizations to the Enterprise Trust Trustees for their consideration and approval at meetings later in 2006 and noted that the Enterprise Trust Trustees would receive additional information regarding the Reorganizations in advance of such meetings.

      Board Considerations. In addition to the October 23 meeting, the Board also met on November 29 and December 28, 2006 to consider the proposed Reorganizations. The Independent Enterprise Trust Trustees, together with their independent legal counsel, also met in executive session at the October 23 and November 29 meetings to consider the Reorganizations. In connection with these meetings, the Enterprise Trust Trustees requested, and AXA and GSAM provided in advance of the meetings, detailed information about the proposed Reorganizations, including information regarding: (1) the reputation, financial strength and capabilities of GSAM and its affiliates; (2) GSAM’s experience with and capabilities managing mutual funds; (3) the investment objectives and policies of the GST Funds and their relative compatibility with those of the AXA Enterprise Funds; (4) the historical investment performance records of the GST Funds (or, with respect to the newly or recently organized GST Funds, the historical investment performance records of similar accounts), and the AXA Enterprise Funds, relative to each other; (5) the investment advisory and total expenses payable and paid by the GST Funds (including pro forma expense information), as compared with those of the AXA Enterprise Funds; (6) the qualifications and experience of the GSAM investment personnel managing the GST Funds; (7) Goldman Sachs’ distribution capabilities, the distribution and shareholder servicing arrangements (including Rule 12b-1 fees) and the sales charge structures of the GST Fund share classes, as compared with those of the AXA Enterprise Funds; (8) the reputation and capabilities of certain service providers for the GST Funds; (9) the current size of the GST Funds and the prospects for their future growth, as compared to the AXA Enterprise Funds; (10) alternatives to the Reorganization, including restructuring with different funds and liquidating the AXA Enterprise Funds; (11) the terms of the proposed Reorganization Agreement, including the anticipated tax-free nature of the transaction for the AXA Enterprise Funds and their shareholders and that the AXA Enterprise Funds would not bear any fees, expenses or explicit brokerage commissions in connection with the Reorganizations; and (12) potential benefits of the Reorganizations to AXA and GSAM and their respective affiliates. At each meeting, AXA representatives discussed, and the Independent Enterprise Trust Trustees reviewed (with the assistance of independent legal counsel), information regarding the Reorganizations. In addition, at the November 29, 2006 meeting, representatives of GSAM met with the Enterprise Trust Trustees to discuss GSAM, the GST Funds and the proposed Reorganizations.
      At the November 29, 2006 meeting, AXA and GSAM personnel were interviewed by the Board regarding GSAM, the GST Funds and the proposed Reorganizations. GSAM reviewed, among other things, information regarding its investment advisory business and the organizational and operational structure of the GSAM family of funds, including its various service providers. AXA and GSAM noted that GSAM serves as the investment adviser to the GST Funds and would continue to serve in that capacity after the Reorganizations. AXA and GSAM then reviewed GSAM’s investment advisory experience, capabilities and processes in managing funds with investment objectives and policies that are similar to the AXA Enterprise Funds. GSAM also reviewed the qualifications and experience of its portfolio managers for the GST Funds. AXA and GSAM also reviewed the experience and capabilities of the other service providers that provide services to the GST Funds.
      AXA and GSAM stated that the investment objectives, policies and strategies and principal risks of each AXA Enterprise Fund and its Corresponding GST Fund are similar. They also noted that each GST Fund is substantially larger than its corresponding AXA Enterprise Fund, which would offer shareholders of the AXA Enterprise Funds greater opportunity for diversification of investments and economies of scale as shareholders of the GST Funds.
      AXA and GSAM also stated that it is expected that, while the advisory fees for certain GST Funds are higher than the corresponding AXA Enterprise Funds, the net annual operating expense ratio of each class of Shares of each GST Fund after the Reorganizations, except for the Goldman Sachs Municipal Income Fund and the ILA Prime Obligations Portfolio, would be the same as or lower than that of the corresponding class of Shares of the corresponding AXA Enterprise Fund. With respect to the Goldman Sachs Municipal Income Fund, AXA and GSAM noted that it is expected that the net annual operating expense ratios of the Class A and Institutional Shares of the GST Fund after the Reorganization are expected to be lower than those of the Class A and Class Y Shares, respectively, of the corresponding AXA Enterprise Fund, and that it is expected that the net annual operating expense ratios of the Class B and Class C Shares of the GST Fund after the Reorganization would be 10 basis points higher than those of the Class B and Class C Shares of the corresponding AXA Enterprise Fund. With respect to the ILA Prime Obligations Portfolio, AXA and GSAM noted that it is expected that the net annual operating expense ratio for each class of Shares of the GST Fund after the Reorganization would be higher than that of the corresponding class of Shares of the AXA Enterprise Fund. AXA and GSAM noted, however, that GSAM has agreed to cap the net annual operating expenses of the Goldman Sachs Municipal Income Fund (Class B and Class C Shares) and ILA Prime Obligations Portfolio (Service, Class B and Class C Shares) for one year from the effective time of the Reorganization of each such GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of Shares of each such GST Fund does not exceed the current net annual operating expense ratio for such class of Shares of such GST Fund as set forth in the annual operating expense table in this Proxy/ Prospectus. In addition, with respect to the ILA Prime Obligations Portfolio, GSAM and AXA noted that the Reorganization of the AXA Enterprise Money Market Fund into the ILA Prime Obligations Portfolio would ensure that shareholders of the AXA Enterprise Fund continue to have a wide range of investment alternatives into which they would be permitted to exchange their money market investment without incurring any additional sales charges.
      GSAM also reviewed the performance of each GST Fund and its corresponding AXA Enterprise Fund for various periods ended September 30, 2006 and noted that the performance of each GST Fund generally was more favorable or compared reasonably to that of its corresponding AXA Enterprise Fund, although there is no guarantee or assurance as to the future performance of the GST Funds. The Board noted, however, that the ILA Prime Obligations Portfolio generally underperformed the AXA Enterprise Money Market Fund primarily due to its higher expense ratio.
      AXA and GSAM also reviewed with the Board the distribution and shareholder servicing arrangements for the GST Funds, including the sales load structures for each class of Shares. GSAM noted that the sales load structures generally are similar, except that Class A Shares of the GST Equity Funds are subject to a higher front-end sales load but a lower Rule 12b-1 fee than the AXA Enterprise Equity Funds. GSAM also noted that, unlike shareholders of the AXA Enterprise Money Market Fund, shareholders of the ILA Prime Obligations Portfolio (except Service Shares) are subject to sales charges upon purchase of Shares of the Portfolio and ongoing Rule 12b-1 fees. GSAM noted, however, that, unlike the AXA Enterprise Money Market Fund, there is no sales charge imposed on exchanges from the ILA Prime Obligations Portfolio into Shares of the corresponding class of another GST Fund.
      AXA and GSAM also reviewed with the Board the terms and conditions of the Reorganization Agreement, noting that the Reorganizations are expected to be tax-free to each of the AXA Enterprise Funds and their respective shareholders. They also noted that AXA and GSAM would bear the costs associated with the Reorganizations, including the costs of obtaining shareholder approval of the Reorganizations and the explicit brokerage commissions on portfolio transactions incurred in connection with the Reorganizations. They also noted that shareholders of the AXA Enterprise Funds would not pay any sales charges in connection with the Reorganizations.
      AXA and GSAM also noted that the interests of the shareholders would not be diluted by the Reorganizations because each Reorganization would be effected on the basis of each participating Fund’s net asset value.
      AXA and GSAM also reviewed information regarding potential benefits of the Reorganizations to AXA and GSAM, respectively, including those under the purchase agreement between AXA and GSAM. They also noted that the Reorganizations were part of a larger set of reorganizations involving 14 funds of the Enterprise Trust, 12 funds of the Multimanager Trust and one fund of the Enterprise Group. AXA also noted that GSAM had agreed to use its best efforts to assure compliance with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such adviser which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met. First, no “unfair burden” may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after which such transaction occurs whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). The Enterprise Trust Trustees were advised that AXA and GSAM were not aware of any circumstances relating to the Reorganizations that might result in the imposition of an “unfair burden” on any AXA Enterprise Fund. Second, during the three-year period immediately following the change of control, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act. The GST Board of Trustees currently satisfies and intends to continue to satisfy this condition.
      At the Enterprise Trust Trustees meeting held on December 28, 2006, the Enterprise Trust Trustees reviewed additional information regarding the proposed Reorganizations. At that meeting, the Enterprise Trust Trustees determined that, based on the representations and information from AXA and GSAM, each Reorganization was in the best interest of the shareholders of the AXA Enterprise Fund involved therein, and that the interests of the current shareholders of the AXA Enterprise Fund would not be diluted as a result of the Reorganization. The Enterprise Trust Trustees also considered and unanimously approved the terms and conditions of the Reorganization Agreement. The Board’s conclusion as to each Reorganization was based on a number of factors, including the following:

•	The Reorganizations will enable shareholders of each AXA Enterprise Fund to continue their investment in a GST Fund that has similar investment objectives, policies and risks as the AXA Enterprise Fund and which is part of a substantially larger, more diversified family of funds with increased potential for asset growth and the benefits of that growth resulting from economies of scale and greater portfolio diversification.

•	GSAM has substantial experience, qualifications and capabilities in managing mutual funds with similar investment objectives and policies as the AXA Enterprise Funds.

•	The historical investment performance record of each GST Fund for the periods provided generally was more favorable or compared reasonably to that of the corresponding AXA Enterprise Fund, although there is no guarantee or assurance as to the future performance of the GST Funds.

•	The net annual operating expense ratio of each class of shares of each GST Fund after the Reorganizations, except for the Goldman Sachs Municipal Income Fund and the ILA Prime Obligations Portfolio, are expected to be the same as or lower than that of the corresponding class of shares of the corresponding AXA Enterprise Fund.

•	The net annual operating expense ratios of the Class A and Institutional Shares of the Goldman Sachs Municipal Income Fund after the Reorganization are expected to be lower than those of the Class A and Class Y Shares, respectively, of the corresponding AXA Enterprise Fund, and the net annual operating expense ratios of the Class B and Class C Shares of this GST Fund after the Reorganization are expected to be 10 basis points higher than those of the Class B and Class C Shares of the corresponding AXA Enterprise Fund. In addition, GSAM has agreed to cap the net annual operating expenses of the Goldman Sachs Municipal Income Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization, as described above.

•	Although the net annual operating expense ratio for each class of Shares of the ILA Prime Obligations Portfolio after the Reorganization is expected to be higher than that of the corresponding class of Shares of the AXA Enterprise Money Market Fund, the Reorganization would ensure that shareholders of the AXA Enterprise Fund continue to have a wide range of investment alternatives into which they would be permitted to exchange their money market investment after the Reorganization without incurring any additional sales charges. In addition, GSAM has agreed to cap the net annual operating expenses of the ILA Prime Obligations Portfolio (Service, Class B and Class C Shares) for one year from the effective time of the Reorganization, as described above.

•	The distribution and shareholder servicing arrangements compare favorably to those of the AXA Enterprise Funds. In addition, as a result of the Reorganizations, each shareholder of an AXA Enterprise Fund would receive shares of a corresponding class of the corresponding GST Fund that has a similar sales charge and Rule 12b-1 fee structure. Although the Class A Shares of the GST Equity Funds

generally have a higher front-end sales load than Class A Shares of the corresponding AXA Enterprise Funds, the ongoing Rule 12b-1 fee for Class A Shares of the GST Funds is lower than that of the AXA Enterprise Funds.

•	As a result of the Reorganizations, each shareholder invested in shares of an AXA Enterprise Fund would hold, immediately after the Reorganization, shares of the corresponding class of the corresponding GST Fund having an aggregate value equal to the aggregate value of those AXA Enterprise Fund Shares held immediately before the Effective Time of the Reorganization.

•	Goldman Sachs has substantial distribution capabilities for the GST Funds, which is reasonably likely to lead to future growth of the GST Funds.

•	The Reorganizations are expected to be tax-free for the AXA Enterprise Funds and their shareholders.

•	The AXA Enterprise Funds would not bear any of the expenses of the proposed Reorganizations.

      On the basis of the foregoing and other representations and information provided to it and its evaluation of those representations and information, the Enterprise Trust Trustees, including the Independent Enterprise Trust Trustees, voted unanimously to approve the Reorganization Agreement with respect to each AXA Enterprise Fund and to recommend that the shareholders also approve the Reorganizations.
The Reorganization Agreement
      The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/ Prospectus as Appendix A.
      The Reorganization Agreement provides that with respect to each AXA Enterprise Fund: (1) all of the AXA Enterprise Fund’s assets will be acquired, and all of its liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) will be assumed, by its Corresponding GST Fund in exchange for Class A Shares, Class B Shares, Class C Shares (except in the case of the Goldman Sachs Enhanced Income Fund), and Institutional Shares (or in the case of the Goldman Sachs ILA Prime Obligations Portfolio, ILA Service Shares, ILA B Shares or ILA C Shares (as shown in the chart appearing in the “Summary” section above)) (collectively, “GST Shares”), (2) such GST shares will be distributed to the shareholders of the corresponding share class of the AXA Enterprise Fund, and (3) the AXA Enterprise Fund will liquidate.
      Subject to the satisfaction of the conditions described below, each Reorganization is scheduled to occur immediately before the opening of business on April 30, 2007 or on a later date as the parties may agree (the “Effective Time of the Reorganization”).
      Generally, with respect to each Reorganization and except as noted immediately below, each shareholder of an AXA Enterprise Fund will receive the number of full and fractional (to the third decimal place) Class A Shares, Class B Shares, Class C Shares or Institutional Shares of its Corresponding GST Fund equal in value to the value of the Class A Shares, Class B Shares, Class C Shares or Class Y Shares, respectively of the AXA Enterprise Fund, held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the business day preceding the Effective Time of the Reorganization or other agreed upon time and date (the “Valuation Time”), except that (i) shareholders of Class A Shares, Class B Shares, Class C Shares or Class Y Shares of the AXA Enterprise Money Market Fund will receive ILA Service Shares, ILA B Shares, ILA C Shares and ILA Service Shares, respectively, of the Goldman Sachs ILA Prime Obligations Portfolio and (ii) shareholders of Class C Shares of the AXA Enterprise Short Duration Fund will receive Class A Shares of the Goldman Sachs Enhanced Income Fund. Immediately upon receipt of GST Fund shares, each AXA Enterprise Fund will distribute pro rata to its shareholders of record as of the Valuation Time in complete liquidation thereof the shares of the Corresponding GST Fund received by such AXA Enterprise Fund in the Reorganization.
      Each such distribution by an AXA Enterprise Fund will be accomplished by the transfer of the Corresponding GST Fund’s shares then credited to the account of the AXA Enterprise Fund on the Corresponding GST Fund’s share records to open accounts on those share records in the names of the record shareholders of the AXA Enterprise Fund. The aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares

(Class A Shares in the case of the Goldman Sachs Enhanced Income Fund) and Institutional Shares (or ILA Service Shares, ILA B Shares, ILA C Shares and ILA Service Shares in the case of the Goldman Sachs ILA Prime Obligations Portfolio) of the Corresponding GST Fund to be credited to the accounts of each AXA Enterprise Fund’s shareholders will be equal to the aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares and Class Y Shares respectively, of the AXA Enterprise Fund owned by such shareholders at the Valuation Time. All issued and outstanding shares of each AXA Enterprise Fund will simultaneously be canceled on its share records.
      Under the Reorganization Agreement, Enterprise Trust and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by the Reorganization Agreement. All of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out those transactions will be paid by AXA Equitable or GSAM (or any affiliate thereof).
      The Reorganization Agreement provides that each GST Fund will assume all obligations of its Corresponding AXA Enterprise Fund to indemnify the Independent Trustees against all liabilities and expenses to the extent provided by Enterprise Trust’s Declaration of Trust and By-laws.
      The Reorganization Agreement contains a number of representations and warranties made by Enterprise Trust to GST related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by GST to Enterprise Trust (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either Enterprise Trust or GST is obligated to proceed with any of the Reorganizations (Article VI). These include, among others, that: (1) the shareholders of each AXA Enterprise Fund approve the Reorganization Agreement with respect thereto; (2) Enterprise Trust receives from GST’s legal counsel, and GST receives from Enterprise Trust’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from GST’s counsel that the shares issued in the Reorganizations will be validly issued, fully paid and non-assessable); (3) both Enterprise Trust and GST receive from GST’s counsel the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) both Enterprise Trust and GST receive certain certificates from the other’s officers concerning the continuing accuracy of its representations and warranties made in the Reorganization Agreement.
      The Reorganization Agreement may be terminated and the Reorganizations abandoned at any time prior to the Effective Time of the Reorganizations by: (1) the mutual written consent of Enterprise Trust and GST; or (2) either Enterprise Trust or GST (a) following any material breach by the other of any of its representations, warranties or covenants contained in the Reorganization Agreement, if such breach is not cured within 10 business days; (b) if any applicable condition precedent is not satisfied by December 31, 2007; (c) upon the occurrence of an event that has a material adverse effect upon the other or a Fund thereof; (d) if the Effective Time does not occur by December 31, 2007; or (e) following a determination by its Board that the consummation of the Reorganizations are not in the best interest of its shareholders.
      Approval of each Reorganization requires the approval of the holders of a majority of the shares of the relevant AXA Enterprise Fund entitled to vote at the Special Meeting. See the section of this Proxy/ Prospectus entitled “Voting Information” for more information.
      The Reorganization Agreement provides that the failure of any AXA Enterprise Fund to consummate the transactions contemplated in the Reorganization Agreement will not affect the consummation of the Reorganization of any other AXA Enterprise Fund.
      At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Funds into the GST Funds, it is expected that, subject to shareholder approval requested in separate proxy statements, one additional portfolio of the Enterprise Group and twelve portfolios of Multimanager Trust will be reorganized into corresponding funds of GST. In this regard, it is proposed that (1) the AXA Enterprise Multimanager Core Equity Fund of the Multimanager Trust be reorganized into the Goldman Sachs Structured U.S. Equity Fund; (2) the AXA Enterprise Multimanager Growth Fund of the Multimanager Trust be reorganized into the Goldman Sachs Structured Large Cap Growth Fund; and (3) the AXA Enterprise Growth Fund of Enterprise Group be reorganized into the Goldman Sachs Capital Growth Fund. Separate combined proxy statement/ prospectuses are being mailed to shareholders of those AXA Enterprise Funds. The Reorganizations will be completed whether or not the reorganizations of the Enterprise Group or Multimanager Trust portfolios are completed. However, no Reorganization of any AXA Enterprise Fund will be consummated until either (i) shareholders of all AXA Enterprise Funds of the Enterprise Trust approve the Reorganization Agreement or (ii) shareholders of the AXA Enterprise Funds with combined total assets under management of at least $1,000,000,000 approve the Reorganization Agreement. Under certain circumstances detailed in the Reorganization Agreement, an AXA Enterprise Fund reorganization involving one or more AXA Enterprise Funds may be consummated with a lesser amount of combined total assets under management.
      The Reorganization Agreement also provides that in order to facilitate the transfer of the assets of the AXA Enterprise Funds at the Effective Time of a Reorganization, GSAM may request that AXA Equitable use its commercially reasonable best efforts, subject to its fiduciary duty and that of the investment sub-adviser to the applicable AXA Enterprise Fund, to limit or cease portfolio trading on behalf of that AXA Enterprise Fund for a period of up to three days prior to the Valuation Time of the Reorganization.
      Although each AXA Enterprise Fund has a similar investment objective and principal strategies to its Corresponding GST Fund, some of an AXA Enterprise Fund’s holdings may not be permissible portfolio holdings of its Corresponding GST Fund. Therefore, some portion of an AXA Enterprise Fund’s securities holdings may be sold prior to or immediately following its Reorganization. In addition, GSAM anticipates selling a portion of certain AXA Enterprise Fund’s securities holdings shortly after its Reorganization. To the extent that an AXA Enterprise Fund’s securities holdings are sold prior to its Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for a Fund to dispose of certain portfolio investments in connection with its Reorganization could result in selling such investments at a disadvantageous time and price. The sale of securities either prior to its Reorganization or shortly thereafter could result in the AXA Enterprise Fund or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In that event, GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of the either Fund in connection with the Reorganizations.
      If the Reorganizations are approved, AXA Enterprise Fund shareholders who do not wish to have their AXA Enterprise Fund shares exchanged for shares of a Corresponding GST Fund as part of the Reorganizations should redeem their shares prior to the consummation of the Reorganizations. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganizations and your shares are subject to a CDSC, your redemption proceeds will be reduced by any applicable sales charge.
Description of the Securities to be Issued
      Shareholders of each AXA Enterprise Fund as of the Effective Time of the Reorganization will receive full and/or fractional Class A Shares, Class B Shares, Class C Shares (except in the case of the Goldman Sachs Enhanced Income Fund) and Institutional Shares (or ILA Service Shares, ILA Class B Shares or ILA Class C Shares in the case of the Goldman Sachs ILA Prime Obligations Portfolio) of the respective Corresponding GST Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The GST Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no preemptive or conversion rights (except that Class B Shares or ILA Class B Shares in the case of the Goldman Sachs ILA Prime Obligation Portfolio) of each GST Fund convert to Class A Shares (or ILA Service Shares in the case of the Goldman Sachs ILA Prime Obligation Portfolio) of the same Fund approximately eight years after purchase). The rights of shareholders of Enterprise Trust and GST are comparable. For more information see “Comparison of Enterprise Trust’s and GST’s Charter Documents” below and — “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and GST Funds” in Appendix D.

Federal Income Tax Consequences
      The exchange of each AXA Enterprise Fund’s assets for the Corresponding GST Fund’s shares and its assumption of substantially all of the liabilities of the AXA Enterprise Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, Enterprise Trust and GST will receive the opinion of Drinker Biddle & Reath LLP, counsel to GST, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, for federal income tax purposes:

(1)	each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each GST Fund and AXA Enterprise Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	each AXA Enterprise Fund will recognize no gain or loss (a) upon the transfer of its assets to the Corresponding GST Fund in exchange for that GST Fund’s shares and the assumption of the liabilities of the AXA Enterprise Fund, and (b) upon the distribution of those shares to the shareholders of the AXA Enterprise Fund;

(3)	each GST Fund will recognize no gain or loss upon the receipt of the assets of the Corresponding AXA Enterprise Fund in exchange for shares of such GST Fund and the assumption of the liabilities of such AXA Enterprise Fund;

(4)	the tax basis in the hands of each GST Fund of each asset of the Corresponding AXA Enterprise Fund transferred to such GST Fund in their Reorganization will be the same as the basis of that asset in the hands of such AXA Enterprise Fund immediately before the transfer;

(5)	the holding period of each asset of each AXA Enterprise Fund in the hands of the Corresponding GST Fund will include the period during which that asset was held by such AXA Enterprise Fund;

(6)	the shareholders of each AXA Enterprise Fund will recognize no gain or loss upon their receipt of shares of the Corresponding GST Fund;

(7)	the aggregate tax basis of the GST Fund shares received by each shareholder of the Corresponding AXA Enterprise Fund will equal the aggregate tax basis of the AXA Enterprise Fund shares surrendered in exchange therefor;

(8)	the holding period of the GST Fund shares received by each AXA Enterprise Fund shareholder will include the holding period of the AXA Enterprise Fund shares surrendered in exchange therefor, provided that the AXA Enterprise Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(9)	each GST Fund will succeed to and take into account the tax attributes of the Corresponding AXA Enterprise Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
      Shares held for the purpose of investment are generally considered to be capital assets.
      Neither Enterprise Trust nor GST has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.
      At or before the Valuation Time, each AXA Enterprise Fund (except the AXA Enterprise International Growth Fund, Small Company Growth Fund and Small Company Value Fund) will pay a dividend that, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid) (and net tax-exempt income, if any) for all taxable periods or years ending at or before the Effective Time of a Reorganization and all of its net capital gain, if any, after reduction for any capital loss carry-forwards recognized in those periods or years. Any such dividends will generally be included in the taxable income of an AXA Enterprise Fund’s shareholders. The sale of securities by an AXA Enterprise Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by the AXA Enterprise Fund prior to its Reorganization.
      As a result of the Reorganizations, each GST Fund will succeed to the tax attributes of its Corresponding AXA Enterprise Fund, except that the amount of capital loss carryforwards of an AXA Enterprise Fund that a Corresponding GST Fund (other than a newly organized shell GST Fund) may use to offset capital gains it recognizes after its Reorganization will be subject to an annual limitation under Sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value (“NAV”) of the AXA Enterprise Fund as of the Effective Time of the Reorganization (the “AXA Enterprise Fund’s NAV”) multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month) for the month in which the Effective Time occurs plus (2) the amount of any net unrealized built-in gain of the AXA Enterprise Fund as of the Effective Time of the Reorganization that the GST Fund recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Reorganization (as long as the amount of net unrealized built-in gain is greater than the lesser of (i) 15% of the AXA Enterprise Fund’s NAV or (ii) $10,000,000). (The annual limitation will be proportionately reduced for the portion of the GST Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.
      Certain GST Funds anticipate selling portions of the portfolio holdings received from AXA Enterprise Funds after the Reorganizations. The sale of these securities after the Reorganizations will result in those GST Funds recognizing gains and/or losses that they would not otherwise have realized were it not for the Reorganizations. If the net effect of these additional gains and/or losses is an increase in a GST Fund’s net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of its taxable distributions to shareholders may likely be increased.
      Shareholders should consult their own tax advisers concerning the potential tax consequences of each Reorganization to them, including foreign, state and local tax consequences.
Comparison of Enterprise Trust’s and GST’s Charter Documents
      Both Enterprise Trust and GST are organized as Delaware statutory trusts. Their operations are governed by their respective Agreement and Declaration of Trust and By-laws and applicable Delaware law. The operations of both Enterprise Trust and GST are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing Enterprise Trust are similar to those documents governing GST. The attributes of a share of beneficial interest of Enterprise Trust and GST are also comparable. The following is only a summary of certain of the differences between Enterprise Trust and its Agreement and Declaration of Trust (the “Enterprise Trust Charter”), on the one hand, and GST and its Agreement and Declaration of Trust (the “GST Charter”), on the other. It is not a complete list of differences.

Trustees of Enterprise Trust and GST
      Subject to the provisions of the GST Charter, the operations of GST are supervised by GST’s Trustees and, subject to the provisions of the Enterprise Trust Charter, the operations of Enterprise Trust are supervised by the Enterprise Trust Trustees. The responsibilities, powers and fiduciary duties of the GST Trustees are substantially the same as those of the Enterprise Trust Trustees. The GST Charter permits GST’s Board of Trustees to remove a GST Trustee with or without cause at any time by a written instrument signed by at least a majority of the then Trustees specifying the effective date of removal or by the vote of holders of shares of beneficial interest of two-thirds of the outstanding shares of GST at a meeting of the shareholders.
      The Enterprise Trust Charter permits the Enterprise Trust Trustees to remove an Enterprise Trust Trustee with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal or by the vote of the holders of at least two-thirds of the outstanding shares of beneficial interest of Enterprise Trust at a meeting of the shareholders.
      Both the Enterprise Trust Charter and GST Charter permit the Enterprise Trust Trustees or the GST Trustees, as applicable, to amend the respective Charter documents without a shareholder vote. However, shareholders of the GST Trust have the right to vote on any amendment: (1) that would adversely affect the voting rights of shareholders; (2) that is required by law to be approved by shareholders; (3) that would amend the provisions of the GST Charter regarding amendments thereto; or (4) that the GST Trustees determine to submit to shareholders.
      Shareholders of Enterprise Trust have the right to vote on any amendment: (1) that would affect the voting rights of shareholders granted in Article V of the Enterprise Trust Charter; (2) that would amend the provisions of the Enterprise Trust Charter regarding amendments to the Charter; (3) that is required by applicable law or by the Enterprise Trust’s registration statement; or (4) that the Enterprise Trust Trustees determine to submit to shareholders.

Liability and Indemnification of Enterprise Trust and GST Trustees
      To protect the GST Trustees against certain liabilities, the GST Charter provides that if the GST Trustees have exercised reasonable care and have acted under reasonable belief that their actions are in the best interests of GST, the GST Trustees shall not be responsible or liable for any action or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of GST, however; nothing in the GST Charter protects a GST Trustee against any liability to GST or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
      In addition, the GST Charter provides for indemnification of Trustees, officers, employees and agents of GST unless the recipient is adjudicated: (1) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office; or (2) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of GST.
      The Enterprise Trust Charter has similar liability and indemnification provisions.

Shareholder Liability
      Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that Enterprise Trust or GST or a shareholder of either is subject to the jurisdiction of courts to those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the Enterprise Trust Charter and the GST Charter: (1) contain an express disclaimer of shareholder liability for acts or obligations of each AXA Enterprise Fund and GST Fund; and (2) provide for indemnification out of such Enterprise Trust and GST Fund’s property, as applicable, for any shareholder held personally liable for the obligations of an applicable Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a GST Fund, GST, AXA Enterprise Fund and/or Enterprise Trust. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of the AXA Enterprise Funds’ and GST Funds’ businesses and the nature of their assets, Enterprise Trust’s and GST’s respective Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.

Voting Rights of Shareholders of Enterprise Trust and GST
      Neither Enterprise Trust nor GST is required to hold annual meetings of shareholders and Enterprise Trust and GST do not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of GST will be entitled, as determined by the GST Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of GST Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the 1940 Act or otherwise determined by the GST Trustees, series and classes of GST will vote separately from each other. Shareholders of GST do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of GST, or any series or class thereof, may be called by the GST Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The GST Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The GST Charter provides that the shareholders have the power to, vote only with respect to: (1) the election of GST Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; (3) any matter required to be approved by the shareholders under the 1940 Act; (4) the termination of GST under certain circumstances as provided therein; (5) certain amendments of the GST Charter; and (6) with respect to such additional matters relating to GST as may be required or authorized by law, the GST Charter or the GST By-laws or any registration of GST with the SEC or any state, or as the GST Trustees may consider desirable.
      Similarly, a shareholder meeting may be called by the Enterprise Trust Trustees for the purpose of electing Trustees, for such other purposes as may be prescribed by law, the Enterprise Trust Charter or the By-laws or for any other matter deemed by the Enterprise Trust Trustees to be necessary or desirable. The Enterprise Trust Charter provides that its shareholders shall have the power to vote only: (1) for the election of Trustees to the extent and as provided therein; (2) the removal of Trustees to the extent and as provided therein; (3) the termination of the Enterprise Trust to the extent and as provided therein; (4) the amendments of the Enterprise Trust Charter to the extent and as provided therein; and (5) such additional matters relating to the Enterprise Trust as may be required or authorized by law, the Enterprise Trust Charter, or the By-laws or any registration of the Enterprise Trust with the SEC or any State, or as the Enterprise Trust Trustees may consider desirable. The shareholder of record of such share is entitled to one vote for each full share and a fractional vote for each fractional share. Shareholders are not entitled to cumulative voting in the election of Trustees or on any other matter.
      Except when a larger vote is required by law, both the Enterprise Trust Charter and GST Charter require the holders of one-third of the shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. In addition, both the Enterprise Trust Charter and GST Charter provide that, except when a larger vote is required by law, by the respective GST Charter or Enterprise Trust Charter, or by the respective By-laws of GST or Enterprise Trust, the holders of shares representing a majority of votes present and entitled to be cast at a shareholders’ meeting in person or by proxy on the matter shall decide that matter except that a plurality of votes cast shall elect a trustee.

Termination of Enterprise Trust/ GST and its Series or Classes
      The GST Charter permits the termination of GST or any series or class of GST: (1) by a majority of the affected shareholders at a meeting of shareholders of GST, series or class; or (2) by a majority of the GST Trustees without shareholder approval if the GST Trustees determine, in their sole discretion, that such action is in the best interest of GST, such series, such class or their shareholders.
      Similarly, the Enterprise Trust Charter provides that the Enterprise Trust may be terminated at any time by: (1) a vote of a majority of the shares of each series entitled to vote, voting separately by series; or (2) by the Enterprise Trust Trustees by written notice to the shareholders. Any series or class may be terminated at any time by: (1) a vote of a majority of the shares of such series or class entitled to vote; or (2) by the Enterprise Trust Trustees by written notice to the shareholders of such series or class.

ADDITIONAL INFORMATION ABOUT THE AXA ENTERPRISE FUNDS AND GST FUNDS
Investment Advisers and Advisory Fee Information
      The GST Funds, except for the Goldman Sachs Strategic International Equity Fund, are managed on a day-to-day basis by GSAM. GSAMI manages the Strategic International Equity Fund on a day-to-day basis. GSAM and GSAMI will continue to manage the GST Funds after the Reorganization. As of                     , 2006, GSAM and GSAMI had assets under management of approximately $                billion.
      AXA Equitable, through its AXA Funds Management Group unit, currently serves as investment adviser to each AXA Enterprise Fund of the Enterprise Trust. In addition, sub-advisers have been hired to manage the investments of the AXA Enterprise Funds as discussed earlier in this Proxy/ Prospectus. AXA Equitable pays the sub-advisers out of the advisory fees that it earns from the AXA Enterprise Funds.
      The following table shows the contractual investment advisory fees including the fee ratios after any fee waivers for each AXA Enterprise Fund and its corresponding GST Fund. The fees for the AXA Enterprise Funds are based on actual expenses for the twelve months ended October 31, 2006. The fees for the GST Funds represent the pro forma annualized advisory fees before and after waivers based upon fee arrangements that will be in place upon consummation of the Reorganization. None of the AXA Enterprise Funds are large enough to reach a break point.

	Advisory Fees			Advisory Fees
	Before/After			Before/After
AXA Enterprise Fund*	Waivers		Corresponding GST Fund	Waivers

Capital Appreciation Fund Advisory Fee	0.730%/0.73%	[1]	Goldman Sachs Structured U.S. Equity Fund	0.65%/0.51%	[2]

Deep Value Fund Advisory Fee	0.730%/0.46%	[1]	Goldman Sachs Large Cap Value Fund	0.75%/0.75%	[2]

Equity Fund Advisory Fee	0.730%/0.59%	[1]	Goldman Sachs Structured Large Cap Growth Fund	0.65%/0.51%	[2]

Equity Income Fund Advisory Fee	0.730%/0.58%	[1]	Goldman Sachs Growth and Income Fund	0.70%/0.70%	[2]

Growth and Income Fund Advisory Fee	0.730%/0.45%	[1]	Goldman Sachs Growth and Income Fund	0.70%/0.70%	[2]

International Growth Fund Advisory Fee	0.830%/0.83%	[1]	Goldman Sachs Strategic International Equity Fund	0.85%/0.85%	[2]

Large Cap Growth Fund Advisory Fee	0.730%/0.35%	[1]	Goldman Sachs Capital Growth Fund	0.95%/0.95%	[2]

Small Company Growth Fund Advisory Fee	0.980%/0.45%	[1]	Goldman Sachs Structured Small Cap Growth Fund	0.85%/0.81%	[2]

Small Company Value Fund Advisory Fee	0.730%/0.73%	[1]	Goldman Sachs Structured Small Cap Value Fund	0.85%/0.81%	[2]

Government Securities Fund Advisory Fee	0.580%/0.23%	[1]	Goldman Sachs Government Income Fund	0.54%/0.54%	[2]

High Yield Bond Fund Advisory Fee	0.600%/0.46%	[1]	Goldman Sachs High Yield Fund	0.70%/0.70%	[2]

Short Duration Bond Fund Advisory Fee	0.430%/0.10%	[1]	Goldman Sachs Enhanced Income Fund	0.25%/0.20%	[2]

Tax-Exempt Income Fund Advisory Fee	0.480%/0.000%	[1]	Goldman Sachs Municipal Income Fund	0.55%/0.50%	[2]

Money Market Fund Advisory Fee	0.330%/0.000%	[1]	Goldman Sachs ILA Prime Obligations Portfolio	0.35%/0.35%	[2]

*	Includes Sub-Advisory Fee.

[1]	AXA Equitable has entered into agreements with the Enterprise Trust establishing a contractual management fee rate. The agreements imposed breakpoints on the management fees and reduce the management fees for certain of the AXA Enterprise Funds to annual rates equal to the following percentages of the average daily net assets of the AXA Enterprise Funds as follows:

AXA Enterprise Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $5 billion	Thereafter

Capital Appreciation Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Deep Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Equity Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Equity Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Growth and Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
International Growth Fund	0.830%	0.805%	0.780%	0.755%	0.730%
Large Cap Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Small Company Growth Fund	0.980%	0.955%	0.930%	0.905%	0.880%
Small Company Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
Government Securities Fund	0.580%	0.555%	0.530%	0.505%	0.480%
High Yield Bond Fund	0.600%	0.575%	0.550%	0.525%	0.500%
Short Duration Bond Fund	0.430%	0.405%	0.380%	0.355%	0.330%
Tax-Exempt Income Fund	0.480%	0.455%	0.430%	0.405%	0.380%
Money Market Fund	0.330%	0.305%	0.280%	0.255%	0.230%

[2]	The breakpoints listed below have been contractual for: the Goldman Sachs Structured U.S. Equity, Large Cap Value, Structured Large Cap Growth, Growth and Income and Capital Growth Funds since December 29, 2005; the Goldman Sachs Government Income, High Yield, Enhanced Income and Municipal Income Funds since February 28, 2006; the Goldman Sachs Strategic International Equity, Structured Small Cap Growth and Structured Small Cap Value Fund since commencement of operations. The fee reduction commitments imposed breakpoints on the management fees and reduce the management fees for certain GST Funds to annual rates equal to the following percentages of the average daily net assets of the GST Funds:

		Over $1 billion
GST Fund	First $1 billion	up to $2 billion	Over $2 billion

Structured U.S. Equity Fund	0.65%	0.59%	0.56%
Large Cap Value Fund	0.75%	0.68%	0.65%
Structured Large Cap Growth Fund	0.65%	0.59%	0.56%
Growth and Income Fund	0.70%	0.63%	0.60%
Strategic International Equity Fund	0.85%	0.77%	0.73%
Capital Growth Fund	1.00%	0.90%	0.80%
Structured Small Cap Growth Fund	0.85%	0.85%	0.77%
Structured Small Cap Value Fund	0.85%	0.85%	0.77%
Government Income Fund	0.54%	0.49%	0.47%
High Yield Fund	0.70%	0.70%	0.63%
Enhanced Income Fund	0.25%	0.23%	0.22%
Municipal Income Fund	0.55%	0.50%	0.48%

The Structured Small Cap Growth, Structured Small Cap Value and Strategic International Equity Funds have not yet commenced operations.

In addition, GSAM has voluntarily agreed not to impose a portion of the management fee for certain GST Funds. These fee waivers may be terminated at any time at the option of GSAM. As a result of fee waivers, the current management fees of these GST Funds as a percentage of average daily net assets are as follows:

GST Fund	Management Fee

Structured U.S. Equity Fund	0.51%
Structured Large Cap Growth Fund	0.51%
Enhanced Income Fund	0.20%
Municipal Income Fund	0.50%
Other Service Providers
      The Enterprise Trust and GST have different service providers. Upon completion of the Reorganization, GST will continue to engage its existing service providers. In all cases, the types of services provided to the Enterprise Trust and GST under the service arrangements are substantially similar.

	Enterprise Trust	GST

Distributor	Enterprise Fund Distributors, Inc.	Goldman Sachs
Administrator	AXA Equitable*	GSAM**
Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services, Inc.	Goldman Sachs
Custodian	JPMorgan Chase Bank	JP Morgan Chase Bank (Municipal Income Fund)
State Street Bank & Trust Company (All other GST Funds)
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP

*	AXA Equitable provides administrative services to the Enterprise Trust pursuant to a fund services agreement.

**	GSAM provides administrative services to GST Funds as part of its advisory services for GST Funds.
Administration Arrangements
      GSAM provides various administrative, accounting and corporate secretarial services to the GST Funds. GSAM performs these administrative services for the GST Funds under its Management Agreements with the GST Funds.
      AXA Equitable serves as administrator to the Enterprise Trust pursuant to a fund services agreement. As the administrator, AXA Equitable assists in each AXA Enterprise Fund’s administration and operation including, but not limited to, coordination of the Enterprise Trust’s audit, financial statements and tax returns, expense management and budgeting, legal administrative services and compliance monitoring, portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of the portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of the Enterprise Trust’s proxy voting policies and procedures and anti-money laundering program. AXA Equitable receives a fee for its administrative services, in addition to the management fee, computed daily and payable monthly, at an annual rate of 0.055% of each AXA Enterprise Fund’s average net assets.
      J.P. Morgan Investor Services Co. serves as sub-administrator to the Enterprise Trust. The sub-administrator provides the Enterprise Trust with certain administrative services, including, but not limited to, monitoring of fund compliance and fund accounting services.
Shareholder Transactions and Services of AXA Enterprise Funds and GST Funds
      Information concerning applicable sales charges, distribution-related and shareholder servicing-related fees, and purchase, redemption and exchange procedures for the AXA Enterprise Funds and the GST Funds is provided above. Additional information concerning these matters as well as information regarding how each

Fund’s net asset value is determined and the dividend and distribution policies for the Funds, is summarized in Appendix D and is described in detail in each Fund’s prospectus.
Financial Highlights
      The following financial highlights tables are intended to help you understand each GST Fund’s financial performance for the past five years. Certain information reflects financial results for a single GST Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in GST Fund (assuming reinvestment of all dividends and distributions). The information for the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Capital Growth Fund and Goldman Sachs ILA Prime Obligation Portfolio has been audited by PricewaterhouseCoopers LLP. The information for the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Enhanced Income Fund and Goldman Sachs Municipal Income Fund has been audited by Ernst & Young LLP. PricewaterhouseCoopers LLP’s and Ernst & Young LLP’s reports along with such GST Fund’s financial statements, are included in each GST Fund’s annual report, which is available upon request without charge. The financial highlights for the six months ended June 30, 2006 with respect to the GST Funds are unaudited. No financial highlights tables are presented for the Goldman Sachs Strategic International Equity, Structured Small Cap Growth and Structured Small Cap Value Funds because the accounting survivor of the respective GST Funds will be the AXA Enterprise International Growth Fund, AXA Enterprise Small Company Growth Fund and AXA Enterprise Small Company Value Fund.

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FINANCIAL HIGHLIGHTS
Goldman Sachs Structured U.S. Equity Fund
Selected Data for a Share Outstanding Throughout Each Year

					Distributions to
		Income (Loss) from Investment Operations			Shareholders

	Net Asset	Net
	Value,	Investment	Net Realized	Total from	From Net
	Beginning	Income	and Unrealized	Investment	Investment
Year—Share Class	of Year	(Loss)(a)	Gain (Loss)	Operations	Income

For the Years Ended August 31,
2006 - A	$29.13	$0.24	$2.53	$2.77	$(0.11)
2006 - B	27.52	— (d)	2.40	2.40	—
2006 - C	27.39	0.01	2.38	2.39	—
2006 - Institutional	29.72	0.38	2.56	2.94	(0.18)

2005 - A	25.81	0.26 (c)	3.28	3.54	(0.22)
2005 - B	24.39	0.05 (c)	3.09	3.14	(0.01)
2005 - C	24.30	0.05 (c)	3.07	3.12	(0.03)
2005 - Institutional	26.32	0.36 (c)	3.37	3.73	(0.33)

2004 - A	22.57	0.11	3.20	3.31	(0.07)
2004 - B	21.42	(0.08)	3.05	2.97	—
2004 - C	21.34	(0.08)	3.04	2.96	—
2004 - Institutional	23.00	0.21	3.27	3.48	(0.16)

2003 - A	20.18	0.09	2.31	2.40	(0.01)
2003 - B	19.28	(0.06)	2.20	2.14	—
2003 - C	19.20	(0.06)	2.20	2.14	—
2003 - Institutional	20.57	0.17	2.37	2.54	(0.11)

2002 - A	24.30	0.04	(4.16)	(4.12)	—
2002 - B	23.39	(0.13)	(3.98)	(4.11)	—
2002 - C	23.29	(0.12)	(3.97)	(4.09)	—
2002 - Institutional	24.68	0.14	(4.25)	(4.11)	—
(a) Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Reflects income recognized from a special dividend which amounted to $0.10 per share and .03% of average net assets.
(d) Amount is less than $0.005.

					Ratios Assuming
					no Expense Reductions

			Ratio of Net	Ratio of Net	Ratio of Total	Ratio of Net
Net Asset		Net Assets,	Expenses to	Investment Income	Expenses to	Investment Income
Value, End	Total	End of Year	Average Net	(Loss) to Average	Average Net	(Loss) to Average	Portfolio
of Year	Return(b)	(in 000s)	Assets	Net Assets	Assets	Net Assets	Turnover Rate

$31.79	9.51%	$611,999	0.99%	0.79%	1.15%	0.64%	129%
29.92	8.72	78,110	1.75	0.01	1.90	(0.13)	129
29.78	8.73	36,628	1.75	0.03	1.90	(0.12)	129
32.48	9.97	644,250	0.59	1.22	0.75	1.06	129

29.13	13.75	477,204	1.09	0.93 (c)	1.19	0.83 (c)	142
27.52	12.87	108,595	1.84	0.19 (c)	1.94	0.09 (c)	142
27.93	12.86	38,380	1.84	0.20 (c)	1.94	0.10 (c)	142
29.72	14.16	269,545	0.69	1.23 (c)	0.79	1.13 (c)	142

25.81	14.71	398,346	1.13	0.43	1.25	0.31	112
24.39	13.87	115,492	1.88	(0.32)	2.00	(0.44)	112
24.30	13.87	38,656	1.88	(0.32)	2.00	(0.44)	112
26.32	15.18	140,587	0.73	0.83	0.85	0.71	112

22.57	11.90	351,673	1.15	0.44	1.26	0.33	74
21.42	11.10	118,993	1.90	(0.31)	2.01	(0.42)	74
21.34	11.15	36,546	1.90	(0.31)	2.01	(0.42)	74
23.00	12.40	131,457	0.75	0.84	0.86	0.73	74

20.18	(16.95)	340,934	1.14	0.19	1.24	0.09	74
19.28	(17.57)	125,243	1.89	(0.57)	1.99	(0.67)	74
19.20	(17.56)	36,223	1.89	(0.56)	1.99	(0.66)	74
20.57	(16.65)	163,439	0.74	0.59	0.84	0.49	74

FINANCIAL HIGHLIGHTS
Goldman Sachs Large Cap Value Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from
		Investment Operations				Distributions to Shareholders

	Net Asset						From
	Value,	Net		Net Realized	Total from	From Net	Net
	Beginning	Investment		and Unrealized	Investment	Investment	Realized	Total
Year—Share Class	of Year	Income(a)		Gain (Loss)	Operations	Income	Gains	Distributions

For the Years Ended August 31,
2006 - A	$13.40	$0.12		$1.36	$1.48	$(0.09)	$(0.99)	$(1.08)
2006 - B	13.09	0.02		1.32	1.34	—	(0.99)	(0.99)
2006 - C	13.06	0.03		1.31	1.34	(0.01)	(0.99)	(1.00)
2006 - Institutional	13.52	0.18		1.37	1.55	(0.14)	(0.99)	(1.13)

2005 - A	11.80	0.13	(c)	1.65	1.78	(0.09)	(0.09)	(0.18)
2005 - B	11.54	0.04	(c)	1.61	1.65	(0.01)	(0.09)	(0.10)
2005 - C	11.53	0.03	(c)	1.61	1.64	(0.02)	(0.09)	(0.11)
2005 - Institutional	11.90	0.19	(c)	1.66	1.85	(0.14)	(0.09)	(0.23)

2004 - A	9.86	0.08		1.95	2.03	(0.09)	—	(0.09)
2004 - B	9.66	—	(d)	1.91	1.91	(0.03)	—	(0.03)
2004 - C	9.67	—	(d)	1.90	1.90	(0.04)	—	(0.04)
2004 - Institutional	9.95	0.12		1.96	2.08	(0.13)	—	(0.13)

2003 - A	9.24	0.08		0.63	0.71	(0.09)	—	(0.09)
2003 - B	9.11	0.01		0.61	0.62	(0.07)	—	(0.07)
2003 - C	9.11	0.01		0.62	0.63	(0.07)	—	(0.07)
2003 - Institutional	9.29	0.12		0.64	0.76	(0.10)	—	(0.10)

2002 - A	10.21	0.08		(1.01)	(0.93)	(0.04)	—	(0.04)
2002 - B	10.10	—	(d)	(0.99)	(0.99)	—	—	—
2002 - C	10.10	—	(d)	(0.99)	(0.99)	—	—	—
2002 - Institutional	10.24	0.12		(1.01)	(0.89)	(0.06)	—	(0.06)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.21% of average net assets.
(d)	Less than $0.005 per share.

					Ratios Assuming no
					Expense Reductions

				Ratio of		Ratio of
		Net Assets,	Ratio of	Net Investment	Ratio of	Net Investment
Net Asset		End of	Net Expenses	Income (Loss)	Total Expenses	Income (Loss)	Portfolio
Value, End	Total	Year	to Average	to Average	to Average	to Average	Turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets	Net Assets	Net Assets	Rate

$13.80	11.67%	$707,319	1.23%	0.94%	1.23%	0.94%	66%
13.44	10.78	24,939	1.98	0.17	1.98	0.17	66
13.40	10.85	54,910	1.98	0.19	1.98	0.19	66
13.94	12.12	506,910	0.83	1.35	0.83	1.35	66

13.40	15.16	518,376	1.25	1.03 (c)	1.26	1.02 (c)	70
13.09	14.35	25,040	2.00	0.29 (c)	2.01	0.28 (c)	70
13.06	14.28	37,503	2.00	0.25 (c)	2.01	0.24 (c)	70
13.52	15.61	321,210	0.85	1.45 (c)	0.86	1.44 (c)	70

11.80	20.71	291,795	1.25	0.68	1.28	0.65	72
11.54	19.76	17,069	2.00	(0.07)	2.03	(0.10)	72
11.53	19.74	14,601	2.00	(0.07)	2.03	(0.10)	72
11.90	21.07	158,316	0.85	1.07	0.88	1.04	72

9.86	7.77	224,605	1.26	0.91	1.30	0.87	78
9.66	6.92	13,740	2.01	0.16	2.05	0.12	78
9.67	7.03	10,417	2.01	0.15	2.05	0.11	78
9.95	8.27	96,895	0.86	1.31	0.90	1.27	78

9.24	(9.12)	232,501	1.26	0.80	1.32	0.74	91
9.11	(9.80)	11,772	2.01	0.04	2.07	(0.02)	91
9.11	(9.80)	4,420	2.01	0.05	2.07	(0.01)	91
9.29	(8.73)	78,146	0.86	1.19	0.92	1.13	91

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured Large Cap Growth Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from					Distributions to
		Investment Operations					Shareholders

	Net Asset	Net
	Value,	Investment		Net Realized		Total from	From Net	From Net
	Beginning	Income		and Unrealized		Investment	Investment	Realized	Total
Year—Share Class	of Year	(Loss)(a)		Gain (Loss)		Operations	Income	Gains	Distributions

For The Years Ended August 31,
2006 - A	$12.55	$0.04		$0.61		$0.65	$— (f)	$—	$— (f)
2006 - B	11.81	(0.06)		0.58		0.52	—	—	—
2006 - C	11.81	(0.06)		0.59		0.53	—	—	—
2006 - Institutional	12.89	0.09		0.64		0.73	(0.04)	—	(0.04)

2005 - A	11.13	0.04	(c)	1.38	(d)	1.42	—	—	—
2005 - B	10.55	(0.04	)(c)	1.30	(d)	1.26	—	—	—
2005 - C	10.55	(0.04	)(c)	1.30	(d)	1.26	—	—	—
2005 - Institutional	11.38	0.08	(c)	1.43	(d)	1.51	—	—	—

2004 - A	10.33	(0.01)		0.81		0.80	—	—	—
2004 - B	9.87	(0.09)		0.77		0.68	—	—	—
2004 - C	9.87	(0.09)		0.77		0.68	—	—	—
2004 - Institutional	10.52	0.03		0.83		0.86	—	—	—

2003 - A	9.06	(0.01)		1.28		1.27	—	—	—
2003 - B	8.72	(0.07)		1.22		1.15	—	—	—
2003 - C	8.72	(0.07)		1.22		1.15	—	—	—
2003 - Institutional	9.19	0.03		1.30		1.33	—	—	—

2002 - A	11.51	(0.03)		(2.38)		(2.41)	—	(0.04)	(0.04)
2002 - B	11.16	(0.11)		(2.29)		(2.40)	—	(0.04)	(0.04)
2002 - C	11.17	(0.11)		(2.30)		(2.41)	—	(0.04)	(0.04)
2002 - Institutional	11.63	0.01		(2.41)		(2.40)	—	(0.04)	(0.04)
(a) Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.30% of average net assets.

(d)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.
(e)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated, the performance would have been 12.67%, 11.85%, 11.85% and 13.18% for Class A, Class B, Class C, and Institutional Shares, respectively.
(f) Amount is less than $0.005 per share.

							Ratios Assuming No
							Expense Reductions

					Ratio of			Ratio of
			Net Assets	Ratio of	Net Investment		Ratio of	Net Investment
Net Asset			at End of	Net Expenses	Income (Loss)		Total Expenses	Income (Loss)		Portfolio
Value, End	Total		Year	to Average	to Average		to Average	to Average		Turnover
of Year	Return(b)		(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets		Rate

$13.20	5.21%		$310,386	1.00%	0.28%		1.16%	0.12%		111%
12.33	4.40		41,947	1.76	(0.52)		1.91	(0.67)		111
12.34	4.49		22,811	1.76	(0.52)		1.91	(0.67)		111
13.58	5.66		488,448	0.60	0.69		0.76	0.53		111

12.55	12.76	(e)	166,792	1.11	0.37	(c)	1.24	0.24	(c)	146
11.81	11.94	(e)	65,545	1.86	(0.32	)(c)	1.99	(0.45	)(c)	146
11.81	11.94	(e)	29,672	1.86	(0.32	)(c)	1.99	(0.45	)(c)	146
12.89	13.27	(e)	263,906	0.71	0.65	(c)	0.84	0.52	(c)	146

11.13	7.74		120,872	1.15	(0.10)		1.29	(0.24)		149
10.55	6.89		78,810	1.90	(0.85)		2.04	(0.99)		149
10.55	6.89		32,901	1.90	(0.85)		2.04	(0.99)		149
11.38	8.17		109,353	0.75	0.31		0.89	0.17		149

10.33	14.02		127,317	1.18	(0.07)		1.31	(0.20)		119
9.87	13.19		91,084	1.93	(0.82)		2.06	(0.95)		119
9.87	13.19		36,553	1.93	(0.82)		2.06	(0.95)		119
10.52	14.47		114,524	0.78	0.33		0.91	0.20		119

9.06	(21.04)		139,593	1.17	(0.32)		1.27	(0.42)		113
8.72	(21.61)		99,959	1.92	(1.06)		2.02	(1.16)		113
8.72	(21.68)		41,627	1.92	(1.07)		2.02	(1.17)		113
9.19	(20.74)		131,590	0.77	0.08		0.87	(0.02)		113

FINANCIAL HIGHLIGHTS
Goldman Sachs Growth and Income Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from					Distributions
		Investment Operations					to Shareholders
	Net Asset
	Value,	Net		Net Realized		Total from	From Net	Net Asset
	Beginning	Investment		and Unrealized		Investment	Investment	Value, End
Year—Share Class	of Year	Income(a)		Gain (Loss)		Operations	Income	of Year

For the Years Ended August 31,
2006 - A	$25.55	$0.46		$2.86		$3.32	$(0.42)	$28.45
2006 - B	24.86	0.24		2.82		3.06	(0.23)	27.69
2006 - C	24.78	0.25		2.80		3.05	(0.23)	27.60
2006 - Institutional	25.86	0.57		2.91		3.48	(0.53)	28.81

2005 - A	22.88	0.41	(c)	2.61	(d)	3.02	(0.35)	25.55
2005 - B	22.27	0.22	(c)	2.54	(d)	2.76	(0.17)	24.86
2005 - C	22.21	0.22	(c)	2.53	(d)	2.75	(0.18)	24.78
2005 - Institutional	23.15	0.52	(c)	2.63	(d)	3.15	(0.44)	25.86

2004 - A	19.22	0.22		3.67		3.89	(0.23)	22.88
2004 - B	18.72	0.05		3.58		3.63	(0.08)	22.27
2004 - C	18.67	0.05		3.57		3.62	(0.08)	22.21
2004 - Institutional	19.44	0.31		3.72		4.03	(0.32)	23.15

2003 - A	18.01	0.25		1.21		1.46	(0.25)	19.22
2003 - B	17.55	0.12		1.17		1.29	(0.12)	18.72
2003 - C	17.51	0.12		1.16		1.28	(0.12)	18.67
2003 - Institutional	18.22	0.33		1.21		1.54	(0.32)	19.44

2002 - A	19.66	0.18		(1.69)		(1.51)	(0.14)	18.01
2002 - B	19.23	0.04		(1.65)		(1.61)	(0.07)	17.55
2002 - C	19.19	0.04		(1.65)		(1.61)	(0.07)	17.51
2002 - Institutional	19.84	0.22		(1.66)		(1.44)	(0.18)	18.22

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.20% of average net assets.
(d)	Reflects an increase of $0.02 due to payments by affiliates during the period to reimburse certain security claims.
(e)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated, the performance would have been 13.33%, 12.45%, 12.45%, and 13.78% for Class A, Class B, Class C, and Institutional Shares, respectively.

					Ratios Assuming No Expense Reductions

		Ratio of	Ratio of Net		Ratio of	Ratio of Net
	Net Assets,	Net Expenses	Investment Income		Total Expenses	Investment Income
Total	End of Year	to Average	to Average		to Average	to Average		Portfolio
Return(b)	(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets		Turnover Rate

13.14%	$1,061,063	1.18%	1.72%		1.19%	1.72%		51%
12.36	64,579	1.93	0.93		1.94	0.93		51
12.33	18,834	1.93	0.97		1.94	0.97		51
13.62	27,590	0.78	2.14		0.79	2.14		51

13.37 (e)	924,479	1.19	1.65	(c)	1.21	1.63	(c)	45
12.50 (e)	92,469	1.94	0.91	(c)	1.96	0.89	(c)	45
12.49 (e)	16,149	1.94	0.89	(c)	1.96	0.87	(c)	45
13.83 (e)	19,226	0.79	1.94	(c)	0.81	1.92	(c)	45

20.27	637,130	1.19	1.02		1.21	1.00		54
19.38	93,367	1.94	0.27		1.96	0.25		54
19.40	12,159	1.94	0.27		1.96	0.25		54
20.75	4,659	0.79	1.43		0.81	1.41		54

8.25	401,439	1.20	1.42		1.24	1.38		55
7.43	81,765	1.95	0.68		1.99	0.64		55
7.39	9,661	1.95	0.68		1.99	0.64		55
8.63	3,615	0.80	1.83		0.84	1.79		55

(7.74)	291,151	1.20	0.95		1.22	0.93		89
(8.42)	76,772	1.95	0.19		1.97	0.17		89
(8.42)	9,336	1.95	0.21		1.97	0.19		89
(7.36)	4,539	0.80	1.12		0.82	1.10		89

FINANCIAL HIGHLIGHTS
Goldman Sachs Capital Growth Fund
Selected Data for a Share Outstanding Throughout Each Year

							Distributions to
		Income (Loss) from Investment Operations					Shareholders
	Net Asset
	Value,			Net Realized		Total from	From Net	From Net
	Beginning	Net Investment		and Unrealized		Investment	Investment	Realized
Year—Share Class	of Year	Income (Loss)(a)		Gain (Loss)		Operations	Income	Gains

For the Years Ended August 31,
2006 - A	$20.06	$(0.08)		$0.65		$0.57	$(0.01)	$—
2006 - B	18.63	(0.22)		0.62		0.40	—	—
2006 - C	18.60	(0.22)		0.61		0.39	—	—
2006 - Institutional	20.65	—		0.68		0.68	(0.09)	—

2005 - A	18.31	0.05	(d)	1.70	(e)	1.75	—	—
2005 - B	17.13	(0.09	)(d)	1.59	(e)	1.50	—	—
2005 - C	17.10	(0.09	)(d)	1.59	(e)	1.50	—	—
2005 - Institutional	18.77	0.13	(d)	1.75	(e)	1.88	—	—

2004 - A	17.07	(0.05)		1.29		1.24	—	—
2004 - B	16.09	(0.17)		1.21		1.04	—	—
2004 - C	16.07	(0.17)		1.20		1.03	—	—
2004 - Institutional	17.44	0.03		1.30		1.33	—	—

2003 - A	15.44	—	(c)	1.63		1.63	—	—
2003 - B	14.66	(0.11)		1.54		1.43	—	—
2003 - C	14.64	(0.11)		1.54		1.43	—	—
2003 - Institutional	15.71	0.06		1.67		1.73	—	—

2002 - A	19.76	(0.05)		(4.24)		(4.29)	—	(0.03)
2002 - B	18.90	(0.18)		(4.03)		(4.21)	—	(0.03)
2002 - C	18.88	(0.18)		(4.03)		(4.21)	—	(0.03)
2002 - Institutional	20.02	0.02		(4.30)		(4.28)	—	(0.03)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.11 per share and 0.56% of average net assets.
(e)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.

						Ratios Assuming No
						Expense Reductions

				Ratio of			Ratio of
			Ratio of	Net Investment		Ratio of	Net Investment
Net Asset		Net Assets,	Net Expenses	Income (Loss)		Total Expenses	Income (Loss)
Value, End	Total	at End of Year	to Average	to Average		to Average	to Average		Portfolio
of Year	Return(b)	(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets		Turnover Rate

$20.62	2.86%	$1,289,843	1.39%	(0.41)%		1.44%	(0.45)%		51%
19.03	2.15	96,106	2.14	(1.16)		2.19	(1.21)		51
18.99	2.10	68,528	2.14	(1.16)		2.19	(1.21)		51
21.24	3.31	272,295	0.99	(0.01)		1.04	(0.05)		51

20.06	9.56	1,374,264	1.39	0.24	(d)	1.45	0.18	(d)	34
18.63	8.76	160,575	2.14	(0.48	)(d)	2.20	(0.54	)(d)	34
18.60	8.77	81,132	2.14	(0.49	)(d)	2.20	(0.55	)(d)	34
20.65	10.02	273,418	0.99	0.68	(d)	1.05	0.62	(d)	34

18.31	7.26	1,343,848	1.39	(0.26)		1.47	(0.34)		43
17.13	6.46	196,910	2.14	(1.01)		2.22	(1.09)		43
17.10	6.41	89,086	2.14	(1.01)		2.22	(1.09)		43
18.77	7.63	289,239	0.99	0.14		1.07	0.06		43

17.07	10.56	1,483,768	1.40	0.00		1.48	(0.08)		17
16.09	9.75	226,663	2.15	(0.74)		2.23	(0.82)		17
16.07	9.77	100,027	2.15	(0.74)		2.23	(0.82)		17
17.44	11.01	303,840	1.00	0.41		1.08	0.33		17

15.44	(21.74)	1,388,868	1.43	(0.29)		1.47	(0.33)		11
14.66	(22.31)	238,335	2.18	(1.04)		2.22	(1.08)		11
14.64	(22.33)	101,783	2.18	(1.04)		2.22	(1.08)		11
15.71	(21.41)	316,020	1.03	0.11		1.07	0.07		11

FINANCIAL HIGHLIGHTS
Goldman Sachs Government Income Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from
		Investment Operations					Distributions to Shareholders

	Net Asset
	Value,	Net		Net Realized		Total from	From Net	From Net
	Beginning	Investment		and Unrealized		Investment	Investment	Realized	Total
Year—Share Class	of Year	Income(a)		Gain (Loss)		Operations	Income	Gains	Distributions

For the Years Ended October 31,
2006 - A	$14.57	$0.55		$0.08		$0.63	$(0.56)	$— (e)	$(0.56)
2006 - B	14.57	0.44		0.08		0.52	(0.45)	— (e)	(0.45)
2006 - C	14.56	0.44		0.08		0.52	(0.45)	— (e)	(0.45)
2006 - Institutional	14.55	0.60		0.09		0.69	(0.61)	— (e)	(0.61)

2005 - A	15.00	0.43		(0.30)		0.13	(0.39)	(0.17)	(0.56)
2005 - B	15.00	0.30		(0.28)		0.02	(0.28)	(0.17)	(0.45)
2005 - C	14.99	0.31		(0.29)		0.02	(0.28)	(0.17)	(0.45)
2005 - Institutional	14.98	0.46		(0.27)		0.19	(0.45)	(0.17)	(0.62)

2004 - A	14.88	0.39		0.33		0.72	(0.47)	(0.13)	(0.60)
2004 - B	14.88	0.28		0.32		0.60	(0.35)	(0.13)	(0.48)
2004 - C	14.87	0.28		0.32		0.60	(0.35)	(0.13)	(0.48)
2004 - Institutional	14.85	0.46		0.33		0.79	(0.53)	(0.13)	(0.66)

2003 - A	14.95	0.41		0.05		0.46	(0.51)	(0.02)	(0.53)
2003 - B	14.95	0.31		0.04		0.35	(0.40)	(0.02)	(0.42)
2003 - C	14.94	0.31		0.04		0.35	(0.40)	(0.02)	(0.42)
2003 - Institutional	14.93	0.47		0.04		0.51	(0.57)	(0.02)	(0.59)

2002 - A	14.96	0.63	(d)	0.19	(d)	0.82	(0.67)	(0.16)	(0.83)
2002 - B	14.96	0.52	(d)	0.19	(d)	0.71	(0.56)	(0.16)	(0.72)
2002 - C	14.95	0.51	(d)	0.20	(d)	0.71	(0.56)	(0.16)	(0.72)
2002 - Institutional	14.94	0.69	(d)	0.19	(d)	0.88	(0.73)	(0.16)	(0.89)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	The portfolio turnover rate excluding the effect of mortgage dollar rolls is 690% for the year ended October 31, 2006. Prior years include the effect of mortgage dollar roll transactions.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.44%.
(e)	Amount is less than $0.005 per share.

					Ratios Assuming no
					Expense Reductions

				Ratio of	Ratio of	Ratio of
		Net Assets	Ratio of	Net Investment	Total	Net Investment
Net Asset		at End of	Net Expenses	Income to	Expenses	Income to	Portfolio
Value, End	Total	Year	to Average	Average Net	to Average	Average Net	Turnover
of Year	Return(a)	(in 000s)	Net Assets	Assets	Net Assets	Assets	Rate(c)

$14.64	4.40%	$432,762	0.95%	3.77%	1.04%	3.68%	766%
14.64	3.62	18,713	1.70	3.03	1.79	2.94	766
14.63	3.63	16,931	1.70	3.04	1.79	2.95	766
14.63	4.86	146,784	0.58	4.18	0.67	4.09	766

14.57	0.80	729,958	0.97	2.83	1.07	2.73	256
14.57	0.04	24,882	1.72	2.08	1.83	1.97	256
14.56	0.11	18,692	1.72	2.08	1.83	1.97	256
14.55	1.26	60,747	0.58	3.20	0.69	3.08	256

15.00	4.99	494,883	0.98	2.60	1.17	2.41	609
15.00	4.21	32,782	1.73	1.93	1.92	1.74	609
14.99	4.14	20,778	1.73	1.91	1.92	1.72	609
14.98	5.35	69,770	0.58	3.12	0.77	2.93	609

14.88	3.11	358,058	0.99	2.78	1.18	2.59	520
14.88	2.34	44,120	1.74	2.06	1.93	1.87	520
14.87	2.34	23,720	1.74	2.05	1.93	1.86	520
14.85	3.60	151,111	0.59	3.16	0.78	2.97	520

14.95	5.77	248,719	0.98	4.26 (d)	1.24	4.00 (d)	226
14.95	4.99	51,124	1.73	3.54 (d)	1.99	3.28 (d)	226
14.94	4.99	24,095	1.73	3.49 (d)	1.99	3.23 (d)	226
14.93	6.13	82,523	0.58	4.74 (d)	0.84	4.48 (d)	226

FINANCIAL HIGHLIGHTS
Goldman Sachs High Yield Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from
		Investment Operations
							Distributions
	Net Asset						to Shareholders
	Value,	Net		Net Realized		Total from	from Net
	Beginning	Investment		and Unrealized		Investment	Investment
Year—Share Class	of Year	Income(a)		Gain (Loss)		Operations	Income

For the Years Ended October 31,
2006 - A	$7.81	$0.58		$0.23		$0.81	$(0.58)
2006 - B	7.82	0.53		0.22		0.75	(0.52)
2006 - C	7.81	0.53		0.22		0.75	(0.52)
2006 - Institutional	7.82	0.61		0.23		0.84	(0.61)

2005 - A	8.08	0.62		(0.22)		0.40	(0.67)
2005 - B	8.09	0.56		(0.22)		0.34	(0.61)
2005 - C	8.08	0.56		(0.22)		0.34	(0.61)
2005 - Institutional	8.09	0.65		(0.21)		0.44	(0.71)

2004 - A	7.79	0.65		0.32		0.97	(0.68)
2004 - B	7.80	0.60		0.31		0.91	(0.62)
2004 - C	7.79	0.60		0.31		0.91	(0.62)
2004 - Institutional	7.81	0.69		0.30		0.99	(0.71)

2003 - A	6.38	0.65		1.40		2.05	(0.64)
2003 - B	6.39	0.60		1.39		1.99	(0.58)
2003 - C	6.38	0.59		1.40		1.99	(0.58)
2003 - Institutional	6.39	0.68		1.41		2.09	(0.67)

2002 - A	7.24	0.68	(c)	(0.86	)(c)	(0.18)	(0.68)
2002 - B	7.24	0.63	(c)	(0.85	)(c)	(0.22)	(0.63)
2002 - C	7.24	0.62	(c)	(0.85	)(c)	(0.23)	(0.63)
2002 - Institutional	7.25	0.70	(c)	(0.85	)(c)	(0.15)	(0.71)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. For the year ended October 31, 2002 this change had no impact on net investment income per share, no impact on net realized and unrealized gains and losses per share and no impact on the ratio of net investment income to average net assets with or without expense reductions.

						Ratios Assuming No
						Expense Reductions

							Ratio of
		Net Assets,	Ratio of Net	Ratio of Net		Ratio of Total	Net Investment
Net Asset		End of	Expenses	Investment Income		Expenses	Income
Value,	Total	Year	to Average	to Average		to Average	to Average	Portfolio
End Year	Return(b)	(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets	Turnover Rate

$8.04	10.76%	$1,395,265	1.12%	7.38%		1.14%	7.36%	41%
8.05	9.93	96,743	1.87	6.65		1.89	6.62	41
8.04	9.94	90,528	1.87	6.64		1.89	6.62	41
8.05	11.16	1,296,429	0.75	7.77		0.77	7.74	41

7.81	5.10	1,006,734	1.15	7.74		1.17	7.72	52
7.82	4.31	104,637	1.90	6.98		1.92	6.96	52
7.81	4.32	72,590	1.90	6.95		1.92	6.93	52
7.82	5.50	825,508	0.76	8.11		0.79	8.08	52

8.08	12.94	1,109,364	1.16	8.31		1.18	8.29	47
8.09	12.09	105,106	1.91	7.54		1.93	7.52	47
8.08	12.10	56,174	1.91	7.53		1.93	7.51	47
8.09	13.23	832,175	0.76	8.73		0.78	8.71	47

7.79	33.34	1,821,032	1.17	8.97		1.19	8.95	54
7.80	32.31	97,894	1.92	8.25		1.94	8.23	54
7.79	32.36	46,812	1.92	8.21		1.94	8.19	54
7.81	33.98	1,119,417	0.77	9.42		0.79	9.40	54

6.38	(2.98)	770,011	1.16	9.54	(c)	1.19	9.51 (c)	36
6.39	(3.56)	54,065	1.91	8.83	(c)	1.94	8.80 (c)	36
6.38	(3.57)	20,107	1.91	8.81	(c)	1.94	8.78 (c)	36
6.39	(2.59)	726,140	0.76	9.95	(c)	0.79	9.92 (c)	36

FINANCIAL HIGHLIGHTS
Goldman Sachs Enhanced Income Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from
		Investment Operations
					Distributions
	Net Asset				to Shareholders
	Value,	Net	Net Realized	Total from	from Net
	Beginning	Investment	and Unrealized	Investment	Investment
Year—Share Class	of Year	Income(a)	Gain (Loss)	Operations	Income

For the Years Ended October 31,
2006 - A	$9.68	$0.37	$0.04	$0.41	$(0.36)
2006 - Institutional	9.67	0.40	0.04	$0.44	(0.39)

2005 - A	9.78	0.28	(0.10)	0.18	(0.28)
2005 - Institutional	9.77	0.32	(0.10)	0.22	(0.32)

2004 - A	9.99	0.25	(0.19)	0.06	(0.27)
2004 - Institutional	9.98	0.30	(0.20)	0.10	(0.31)

2003 - A	10.13	0.33	(0.15)	0.18	(0.32)
2003 - Institutional	10.12	0.37	(0.15)	0.22	(0.36)

2002 - A	10.26	0.38	(0.13)	0.25	(0.38)
2002 - Institutional	10.26	0.42	(0.14)	0.28	(0.42)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

					Ratios Assuming No
					Expense Reductions

				Ratio of Net		Ratio of Net
		Net Assets	Ratio of Net	Investment	Ratio of Total	Investment
Net Asset		at End of	Expenses to	Income to	Expenses to	Income to	Portfolio
Value, End	Total	Year	Average	Average	Average	Average	turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets	Net Assets	Net Assets	rate

$9.73	4.26%	$36,333	0.62%	3.77%	0.78%	3.61%	67%
9.72	4.66	173,430	0.25	4.15	0.41	3.99	67

9.68	1.88	65,645	0.64	2.94	0.79	2.80	49
9.67	2.28	301,362	0.25	3.34	0.40	3.19	49

9.78	0.63	150,537	0.65	2.61	0.73	2.53	51
9.77	1.04	492,276	0.25	3.02	0.33	2.94	51

9.99	1.77	378,378	0.65	3.28	0.71	3.22	41
9.98	2.18	1,106,956	0.25	3.65	0.31	3.59	41

10.13	2.48	810,768	0.65	3.70	0.72	3.63	65
10.12	2.79	2,071,378	0.25	4.17	0.32	4.10	65

FINANCIAL HIGHLIGHTS
Goldman Sachs Municipal Income Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from					Distributions
		Investment Operations					to Shareholders

	Net Asset
	Value,	Net		Net Realized		Total from	From Net
	Beginning	Investment		and Unrealized		Investment	Investment
Year—Share Class	of Year	Income(a)		Gain (Loss)		Operations	Income

For the Years Ended October 31,
2006 - A	$15.59	$0.63		$0.22		$0.85	$(0.64)
2006 - B	15.59	0.52		0.22		0.74	(0.52)
2006 - C	15.60	0.52		0.21		0.73	(0.52)
2006 - Institutional	15.59	0.69		0.22		0.91	(0.70)

2005 - A	15.68	0.63		(0.08)		0.55	(0.64)
2005 - B	15.68	0.51		(0.08)		0.43	(0.52)
2005 - C	15.68	0.52		(0.08)		0.44	(0.52)
2005 - Institutional	15.67	0.70		(0.08)		0.62	(0.70)

2004 - A	15.41	0.65		0.27		0.92	(0.65)
2004 - B	15.41	0.54		0.26		0.80	(0.53)
2004 - C	15.41	0.54		0.26		0.80	(0.53)
2004 - Institutional	15.40	0.72		0.26		0.98	(0.71)

2003 - A	15.29	0.64		0.13		0.77	(0.65)
2003 - B	15.29	0.53		0.12		0.65	(0.53)
2003 - C	15.30	0.53		0.11		0.64	(0.53)
2003 - Institutional	15.29	0.71		0.11		0.82	(0.71)

2002 - A	15.32	0.65	(c)	(0.01	)(c)	0.64	(0.67)
2002 - B	15.32	0.54	(c)	(0.01	)(c)	0.53	(0.56)
2002 - C	15.33	0.54	(c)	(0.01	)(c)	0.53	(0.56)
2002 - Institutional	15.32	0.71	(c)	(0.01	)(c)	0.70	(0.73)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Grade for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%.
(d)	Less than $0.005 per share.
(e)	Ratios have been restated for the years ended October 31, 2005, 2004, 2003 and 2002.

(f)	Rates have been restated for the years ended October 31, 2005, 2004, 2003 and 2002 which were previously reported as 38%, 32%, 54% and 39%, respectively.

						Ratios Assuming No
						Expense Reductions

			Ratio of	Ratio of		Ratio of	Ratio of
			Net Expenses	Net Expenses	Ratio of	Total Expenses	Total Expenses	Ratio of
		Net Assets	to Average	to Average	Net Investment	to Average	to Average	Net Investment
Net Asset		at End of	Net Assets	Net Assets	Income	Net Assets	Net Assets	Income	Portfolio
Value, End	Total	Year	Excluding Interest	Including Interest	to Average	Excluding Interest	Including Interest	to Average	Turnover
of Year	Return(b)	(in 000s)	Expense and Fees	Expense and Fees(e)	Net Assets	Expense and Fees	Expense and Fees(e)	Net Assets	Rate(f)

$15.80	5.59%	$302,271	0.90%	1.00%	4.05%	1.07%	1.16%	3.88%	19%
15.81	4.87	11,698	1.65	1.75	3.31	1.82	1.92	3.14	19
15.81	4.80	9,777	1.65	1.75	3.30	1.82	1.91	3.14	19
15.80	5.98	152,070	0.53	0.63	4.42	0.70	0.79	4.26	19

15.59	3.55	240,123	0.93	1.00	3.99	1.09	1.16	3.83	37
15.59	2.78	13,783	1.68	1.75	3.25	1.84	1.91	3.09	37
15.60	2.85	7,873	1.68	1.75	3.24	1.84	1.91	3.08	37
15.59	4.02	128,311	0.54	0.61	4.37	0.70	0.77	4.21	37

15.68	6.09	179,223	0.94	1.02	4.21	1.12	1.20	4.03	27
15.68	5.30	14,117	1.69	1.77	3.46	1.87	1.95	3.28	27
15.68	5.30	5,838	1.69	1.77	3.46	1.87	1.95	3.28	27
15.67	6.52	60,506	0.54	0.62	4.61	0.72	0.80	4.43	27

15.41	5.10	160,856	0.95	1.00	4.17	1.13	1.18	3.99	52
15.41	4.32	15,143	1.70	1.75	3.44	1.88	1.93	3.26	52
15.41	4.25	4,615	1.70	1.75	3.45	1.88	1.93	3.27	52
15.40	5.45	57,696	0.55	0.60	4.58	0.73	0.78	4.40	52

15.29	4.30	119,161	0.94	1.00	4.27 (c)	1.11	1.17	4.10 (c)	35
15.29	3.52	16,903	1.69	1.75	3.53 (c)	1.86	1.92	3.36 (c)	35
15.30	3.52	6,155	1.69	1.75	3.54 (c)	1.86	1.92	3.37 (c)	35
15.29	4.71	76,733	0.54	0.60	4.69 (c)	0.71	0.77	4.52 (c)	35

FINANCIAL HIGHLIGHTS
Goldman Sachs Trust—Institutional Liquid Assets Prime Obligations Portfolio
Selected Data for a Unit/Share Outstanding Throughout Each Period
Prime Obligations Portfolio

											Ratios Assuming No
											Expense Reductions

									Ratio of Net				Ratio of Net
	Net Asset			Net Asset		Net Assets	Ratio of Net		Investment		Ratio of Total		Investment
	Value,	Net	Distributions	Value,		End	Expenses to		Income to		Expenses to		Income (Loss)
	Beginning	Investment	to Unit/	End of	Total	of Period	Average Net		Average Net		Average Net		to Average
Year—Share Class	of Period	Income(a)	Shareholders	Period	Return(b)	(In 000’s)	Assets		Assets		Assets		Net Assets

For the Six Months Ended June 30, (Unaudited)
2006-ILA Service Units	$1.00	$0.019	$(0.019)	$1.00	1.96%	$264,746	0.83	%(c)	3.93	%(c)	0.87	%(c)	3.90	%(c)
2006-ILA B Units	1.00	0.016	(0.016)	1.00	1.66	12,448	1.43	(c)	3.33	(c)	1.46	(c)	3.29	(c)
2006-ILA C Units	1.00	0.016	(0.016)	1.00	1.66	19,089	1.43	(c)	3.32	(c)	1.47	(c)	3.29	(c)
For the Years Ended December 31,
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	228,238	0.83		2.45		0.86		2.42
2005-ILA B Units	1.00	0.019	(0.019)	1.00	1.90	12,304	1.43		1.80		1.46		1.77
2005-ILA C Units	1.00	0.019	(0.019)	1.00	1.90	19,781	1.43		1.87		1.46		1.84

2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83		0.63		0.87		0.59
2004-ILA B Units	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07		0.35		1.47		(0.05)
2004-ILA C Units	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07		0.36		1.47		(0.04)

2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84		0.39		0.84		0.39
2003-ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99		0.24		1.44		(0.21)
2003-ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99		0.24		1.44		(0.21)

2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.05	179,945	0.83		1.03		0.84		1.02
2002-ILA B Units	1.00	— (d)	— (d)	1.00	0.48	39,904	1.39		0.46		1.44		0.41
2002-ILA C Units	1.00	— (d)	— (d)	1.00	0.48	18,241	1.39		0.47		1.44		0.42

2001-ILA Service Units	1.00	0.03	(0.03)	1.00	3.38	152,735	0.83		3.25		0.83		3.25
2001-ILA B Units	1.00	0.03	(0.03)	1.00	2.76	32,731	1.43		2.51		1.43		2.51
2001-ILA C Units	1.00	0.03	(0.03)	1.00	2.76	15,396	1.43		2.56		1.43		2.56

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per unit.

     The financial highlights tables for the AXA Enterprise Funds are incorporated by reference from the Annual Report of the AXA Enterprise Funds for the fiscal year ended October 31, 2006.
Materials Incorporated By Reference
      Information about the AXA Enterprise Funds is included in the Prospectus (as supplemented) for Enterprise Trust dated March 1, 2006, which is incorporated herein by reference.
      Information about the GST Funds is included in the Prospectuses (as supplemented) dated: (1) December 29, 2006 for the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth and Income Fund, and Goldman Sachs Capital Growth Fund, (2) January 10, 2007 for the Goldman Sachs Structured Small Cap Growth Fund, Goldman Sachs Structured Small Cap Value Fund, and Goldman Sachs Strategic International Equity Fund; (3) February 28, 2006 for the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Enhanced Income Fund (December 15, 2006 with respect to Class B Shares) and Goldman Sachs Municipal Income Fund; and (4) April 28, 2006 for the Goldman Sachs ILA Prime Obligations Portfolio, copies of which accompany this Proxy/ Prospectus and are incorporated herein by reference.
VOTING INFORMATION
General Information
      The Enterprise Trust Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Enterprise Trust and GST may also solicit proxies by telephone or otherwise. In this connection, Enterprise Trust may retain                     to assist in the solicitation of proxies. Any expenses incurred as a result of hiring                     will not be borne by Enterprise Trust or an AXA Enterprise Fund but by AXA Equitable or GSAM (or any affiliate thereof). It is estimated that the cost associated with using                     as a proxy solicitor will be approximately $          . Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Enterprise Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

      Only shareholders of record at the close of business on February 12, 2007 will be entitled to vote at the Special Meeting. On that date, the following AXA Enterprise Fund Shares were outstanding and entitled to be voted:

Shares Outstanding and
Enterprise Trust	Entitled to Vote

AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Equity Income Fund
AXA Enterprise Growth and Income Fund
AXA Enterprise International Growth Fund
AXA Enterprise Large Cap Growth Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Small Company Value Fund
AXA Enterprise Government Securities Fund
AXA Enterprise High-Yield Bond Fund
AXA Enterprise Short Duration Bond Fund
AXA Enterprise Tax-Exempt Income Fund
AXA Enterprise Money Market Fund
      Each whole and fractional share of an AXA Enterprise Fund is entitled to a whole or fractional vote, as the case may be.
      The votes of the shareholders of the GST Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.
      If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.
Shareholder and Board Approvals
      The Reorganization Agreement is being submitted for approval by AXA Enterprise Funds’ shareholders at the Special Meeting, and was unanimously approved by the Enterprise Trust Trustees at a meeting held on December 28, 2006. Enterprise Trust shareholders will vote on the Reorganization Agreement on a fund by fund basis. One-third of the shares of each AXA Enterprise Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of each Reorganization requires the approval of the holders of a majority of the shares of the relevant AXA Enterprise Fund entitled to vote at the Special Meeting. A vote for the Reorganization Agreement includes a vote for the Reorganization of the AXA Enterprise Funds; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the AXA Enterprise Funds. The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the AXA Enterprise Funds, the failure of an AXA Enterprise Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other AXA Enterprise Fund. Accordingly, it is possible that if a shareholder owns shares in two or more AXA Enterprise Funds and one of the AXA Enterprise Funds does not approve the Reorganization, then the shareholder of the particular AXA Enterprise Fund which did not approve the Reorganization would remain a shareholder of that AXA Enterprise Fund. However, with respect to the AXA Enterprise Funds that approve the Reorganization, the shareholder of those particular AXA Enterprise Funds at the Effective Time of the Reorganization would become a shareholder of the Corresponding GST Funds.

Quorum and Adjournment
      In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.
      Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting or other reasonable notice to persons present at the Special Meeting and the adjourned meeting is held within a reasonable time after the date set for the original meeting as determined by the Enterprise Trust’s officers. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote. A shareholder vote may be taken with respect to one or more AXA Enterprise Funds (but not the other AXA Enterprise Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such AXA Enterprise Funds.
      A quorum is constituted with respect to an AXA Enterprise Fund by the presence in person or by proxy of the holders of 33 1/3% of the shares of such AXA Enterprise Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.
Principal Shareholders
      As of February 12, 2007, the Officers and Trustees of the Enterprise Trust as a group owned or controlled less than 1% of each AXA Enterprise Fund’s outstanding shares. As of February 12, 2007, the officers and Trustees of GST as a group owned or controlled less than 1% of each GST Fund’s outstanding shares. The following table sets forth the name, address and share ownership of each person known to AXA Enterprise Fund to have ownership with respect to 5% or more of a class of an AXA Enterprise Fund as of February 12, 2007. The type of ownership of each entry listed on the table is record ownership. The percentage of the Corresponding GST Fund other than the AXA Enterprise International Growth Fund, AXA Enterprise Small Company Growth Fund and AXA Enterprise Small Company Value Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

AXA Enterprise		Class; Amount of	Percentage of	Percentage of
Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

Fund

Fund

Fund

Fund

Fund

Fund

Fund
      The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of a GST Fund as of February 12, 2007. The type of ownership of each entry listed on the table is record ownership. The percentage of the GST Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

		Class; Amount of	Percentage of	Percentage of
GST Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

Fund

Fund

Fund

Fund

Fund

Fund
      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.
      Enterprise Trust and GST have been advised by AXA Equitable that the Shares of each AXA Enterprise Fund over which AXA Equitable and its affiliates have voting power will be voted by AXA Equitable either for or against approval of the Reorganization Agreement with respect to an AXA Enterprise Fund, or as an abstention, in the same proportion as the Shares held by other shareholders represented in person or by proxy at the Meeting are voted.
OTHER INFORMATION
Shareholder Proposals
      As a general matter, Enterprise Trust does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Secretary of Enterprise Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.
Other Business
      AXA Equitable and Enterprise Trust know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/ Prospectus.
Available Information
      Enterprise Trust and GST are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Enterprise Trust and GST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, The 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/ Prospectus concerning Enterprise Trust was provided by Enterprise Trust and information included in the Proxy/ Prospectus concerning GST was provided by GST.

Legal Proceedings
      On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, the Trustees and Officers of GST, and John Doe Defendants. In addition, certain other investment portfolios of GST were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed consolidated amended complaint against Goldman Sachs, GSAM, GSAMI, the Trustees and Officers of GST and Goldman Sachs Variable Insurance Trust (“GSVIT”) and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of GST and GSVIT (collectively, the “Goldman Funds”) were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended complaint on April 15, 2005.
      The second amended consolidated complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the 1940 Act and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Funds and omitted statements of fact in registration statements and reports filed pursuant to the 1940 Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that GST’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreements and return of fees paid; an accounting of all Goldman Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision. By agreement, plaintiffs subsequently withdrew their appeal without prejudice but reserved their right to reactivate their appeal pending a decision by the circuit court of appeals in similar litigation.
      Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Sachs Goldman Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Funds.
Experts
      The audited financial statements for the AXA Enterprise Funds, appearing in the Enterprise Trust 2006 Annual Report, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference herein and into the Statement of Additional Information relating to this Proxy/ Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
      The audited financial statements and related reports of PricewaterhouseCoopers LLP (with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Large Cap Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Capital Growth Fund and Goldman Sachs ILA Prime Obligations Portfolio) and Ernst & Young LLP (with respect to the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Enhanced Income Fund and Goldman Sachs Municipal Income Fund), independent registered public accounting firms for GST Funds, contained in: (1) the 2006 Annual Reports of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value

Fund, Goldman Sachs Large Cap Growth Fund, Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund, (2) the 2005 Annual Reports of the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Enhanced Income Fund and Goldman Sachs Municipal Income Fund, and (3) the 2005 Annual Report of the Goldman Sachs ILA Prime Obligations Portfolio are incorporated by reference into the Statement of Additional Information relating to this Proxy/ Prospectus. The financial statements in each GST Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firms as experts in accounting and auditing.
SHAREHOLDER INQUIRIES
      Shareholder inquiries may be addressed to Enterprise Trust or to GST in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/ Prospectus.
* * * * *
      Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.
      Enterprise Trust will furnish, without charge, copies of its 2006 Annual Report to any shareholder upon request by writing Enterprise Trust at the following address: AXA Enterprise Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 or by telephone at 1-800-432-4320.

APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION
      This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of January      , 2007, by and between AXA Enterprise Funds Trust, a Delaware statutory trust (the “Enterprise Trust”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio an “Enterprise Fund,” and collectively, “Enterprise Funds”), and the Goldman Sachs Trust, a Delaware statutory trust (“GST ” and, together with Enterprise Trust, the “Parties” and each a “Party”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio a “GST Fund” and collectively, the “GST Funds”). AXA Equitable Life Insurance Company, a New York stock life insurance company (“AXA”), joins this Agreement solely for purposes of paragraphs 1.3, 1.5, 2.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11, 10.14 and 10.15 and Article VII; Goldman Sachs Asset Management, L.P., a New York limited partnership (“GSAM ”), joins this Agreement solely for purposes of paragraphs 4.2(i), 5.1, 5.11, 5.13, 9.2, 10.5, 10.11, 10.14 and 10.15 and Article VII; and Goldman Sachs Asset Management International, a company organized under the Laws of the United Kingdom (“GSAMI”) joins this Agreement solely for purposes of paragraphs 4.2(i), 5.1, 5.11, 9.2, 10.5, 10.11, 10.14 and 10.15. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.
RECITALS:
      Enterprise Trust issues a separately designated series of shares of beneficial interest representing the interests in each Enterprise Fund. Likewise, GST issues a separately designated series of shares of beneficial interest representing the interests in each GST Fund.
      The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) all of the Fund Assets of each Enterprise Fund will be transferred to the GST Fund set forth opposite its name on Exhibit A attached hereto (a “corresponding” GST Fund) in exchange for Institutional shares, Class A shares, Class B shares and Class C shares (or Institutional shares, Class A shares and Class B shares, in the case of the Goldman Sachs Enhanced Income Fund, and ILA Service shares, ILA B shares, and ILA C shares, in the case of the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio (the “ILA Portfolio”)) of the corresponding GST Fund and the assumption by that GST Fund of all of that Enterprise Fund’s Liabilities, and (2) Institutional shares, Class A shares, Class B shares and Class C (Class A shares in lieu of Class C shares in the case of the Goldman Sachs Enhanced Income Fund) shares of the corresponding GST Fund (or ILA Service shares, ILA Service shares, ILA B shares, and ILA C shares, in the case of the ILA Portfolio) will be distributed to holders of Class Y shares, Class A shares, Class B shares and Class C shares, respectively, of such Enterprise Fund in complete liquidation of such Enterprise Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
      The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).
      The Board of Trustees of Enterprise Trust (the “Enterprise Trust Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of Enterprise Trust, has determined with respect to each Enterprise Fund that: (1) participation in its Fund Transaction (as defined in paragraph 1.1) is in the best interests of such Enterprise Fund, and (2) the interests of existing shareholders of such Enterprise Fund will not be diluted as a result of its effecting its Fund Transaction.
      The Board of Trustees of GST (the “GST Board”), including a majority of Independent Trustees of GST, has determined with respect to each GST Fund that: (1) participation in its Fund Transaction is in the best interests of such GST Fund, and (2) the interests of existing shareholders of such GST Fund will not be diluted as a result of its effecting its Fund Transaction.
      NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and AXA, GSAM and GSAMI to the extent indicated above, intending to be legally bound hereby, agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTIONS
      1.1 The Reorganization and Fund Transactions. In accordance with Title 12 of the Delaware Code (the “Delaware Law”) and the Agreement and Declaration of Trust and by-laws, as they may be amended from time to time, of Enterprise Trust (“Enterprise Governing Documents”), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, Enterprise Trust shall assign, deliver and otherwise transfer all of the Fund Assets of each Enterprise Fund, subject to all of the Liabilities of such Enterprise Fund, to GST on behalf of the GST Fund set forth opposite such Enterprise Fund on Exhibit A attached hereto (each such Enterprise Fund and its corresponding GST Fund, a “Transaction Party” of the other), and GST shall assume all of the Liabilities of each Enterprise Fund on behalf of its GST Fund Transaction Party. In consideration of the foregoing, GST shall, on behalf of each GST Fund, at the Effective Time deliver to Enterprise Trust on behalf of each Enterprise Fund set forth opposite such GST Fund on Exhibit A, full and fractional (to the third decimal place) Institutional shares, Class A shares, Class B shares and Class C shares (ILA Service shares, ILA B shares and ILA C shares, in the case of the ILA Portfolio) of such GST Fund. The number of shares of each such class of each such GST Fund shall be determined as set forth in paragraph 2.3 by dividing (a) the value of the Fund Assets attributable to the class of its Enterprise Fund Transaction Party set forth opposite its name on Exhibit A attached hereto, net of such Enterprise Fund’s Known Liabilities attributable to such class (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such class of such GST Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (Each such transaction between an Enterprise Fund and its GST Fund Transaction Party is hereinafter referred to as a “Fund Transaction”). At and after the Effective Time, all of the Fund Assets of each Enterprise Fund shall become and be included in the Fund Assets of its GST Fund Transaction Party and the Liabilities of each Enterprise Fund shall become and be the Liabilities of and shall attach to its GST Fund Transaction Party. At and after the Effective Time, the Liabilities of each Enterprise Fund may be enforced only against its GST Fund Transaction Party to the same extent as if such Liabilities had been incurred by such GST Fund Transaction Party subject to any defense and/or set off that Enterprise Trust or such Enterprise Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that GST or a GST Fund may from time to time be entitled to assert.
      1.2 Enterprise Fund Assets.
           (a) At least fifteen Business Days prior to the Valuation Time, Enterprise Trust will provide GST with a schedule of the securities and other assets and Known Liabilities of each Enterprise Fund. Prior to the execution of this Agreement, GST has provided Enterprise Trust with a copy of the current investment objective, investment policies, principal investment strategies, and restrictions applicable to each GST Fund (including restrictions applicable to GSAM arising as a result of the investment activities of Goldman, Sachs & Co. and its Affiliates for proprietary accounts and other clients) and GST will provide Enterprise Trust with a written notice of any changes thereto until the Valuation Time. Enterprise Trust reserves the right to sell any of the securities or other assets shown on the list for any Enterprise Fund prior to the Valuation Time but will not, without the prior approval of GST, acquire any additional securities other than securities which the Enterprise Fund’s Transaction Party may purchase in accordance with its stated investment objective and policies.
           (b) At least ten Business Days prior to the Valuation Time, GST will advise Enterprise Trust of any investments of an Enterprise Fund shown on the Enterprise Fund’s schedule provided pursuant to paragraph (a) which the Enterprise Fund Transaction Party would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to GST in connection with facilitating the orderly transition of the Enterprise Fund’s Fund Assets. Under such circumstances, to the extent practicable, Enterprise Trust will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment sub-adviser responsible for the portfolio management of the Enterprise Fund, dispose of such investments prior to the Valuation Time. In addition, if it is determined that the portfolios of two Transaction Parties, when aggregated, would contain investments exceeding certain percentage limitations to which an Existing GST Fund is or will be subject with respect to such investments, Enterprise Trust will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of AXA or the investment sub-adviser responsible for the portfolio management of the Enterprise Fund, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time. Notwithstanding the foregoing, nothing herein will require an Enterprise Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Enterprise Funds’ Board or Enterprise Trust’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of an Enterprise Fund.
      1.3 Assumption of Liabilities. Enterprise Trust will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the Known Liabilities of each Enterprise Fund prior to or at the Effective Time. GST, on behalf of each GST Fund, will assume all of the Liabilities of the Enterprise Fund Transaction Party of such GST Fund. If prior to the Effective Time either Party identifies a Liability that the Parties mutually agree should not be assumed by GST, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Parties at the Closing (the “Excluded Liabilities”). Certain Liabilities that would otherwise be listed as Excluded Liabilities may be assumed by GST on the condition that GST and the GST Funds be indemnified in writing to their reasonable satisfaction by AXA against any and all losses, claims, damages or liability that GST and the GST Funds may become subject to as a result of assuming such Liability. GST shall not assume any Liability for any obligation of Enterprise Trust to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to Enterprise Trust or any Enterprise Fund.
      1.4 Distribution of GST Shares. Immediately upon receipt, Enterprise Trust, on behalf of each Enterprise Fund, will distribute the Institutional shares, Class A shares, Class B shares and Class C shares (Class A shares in lieu of Class C shares, in the case of the Goldman Sachs Enhanced Income Fund) (ILA Service shares, ILA Service shares, ILA B shares, and ILA C shares, in the case of the ILA Portfolio) of such Enterprise Fund’s Transaction Party received by Enterprise Trust from GST pursuant to paragraph 1.1 (the “GST Shares”), pro rata to the record holders of the Class Y shares, Class A shares, Class B shares and Class C shares, respectively, of such Enterprise Fund determined as of the Valuation Time in complete liquidation of such Enterprise Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Enterprise Trust, to transfer the GST Shares then credited to each Enterprise Fund’s account on the Books and Records of GST and to open accounts on the Books and Records of GST established and maintained by GST’s transfer agent in the names of record holders of each class of shares of such Enterprise Fund and representing the respective pro rata number of each class of such GST Shares due to such record holder. All issued and outstanding Enterprise Trust shares will be cancelled promptly by Enterprise Trust on Enterprise Trust’s Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GST Shares issued to such Enterprise Fund in accordance with paragraph 1.1 above. In addition, each record holder of an Enterprise Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such Enterprise Fund at or before the Valuation Time. Each Shell GST Fund shall redeem the shares issued pursuant to paragraph 6.3(g) for $10.00 each at or before the Closing.
      1.5 Liquidation of Enterprise Funds. As soon as conveniently practicable after the distribution of GST Shares pursuant to paragraph 1.4 has been made, Enterprise Trust shall take, in accordance with Delaware Law, the 1940 Act and the Enterprise Governing Documents, all steps as may be necessary or appropriate to effect a complete liquidation and termination of each Enterprise Fund that consummates a Fund Transaction.
      1.6 Transfer Taxes. Any transfer taxes payable on issuance of GST Shares in a name other than that of the record holder of Enterprise Trust shares on Enterprise Trust’s Books and Records shall be paid by the Person to whom such GST Shares are issued and transferred, as a condition of that transfer.

ARTICLE II
VALUATION
      2.1 Net Asset Value of the Enterprise Funds. The net asset value of a share of each class of each Enterprise Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of its GST Fund Transaction Party as supplemented from time to time.
      2.2 Net Asset Value of the GST Funds. The net asset value of a share of each class of each Existing GST Fund shall be the net asset value computed as of the Valuation Time after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures set forth in the Existing GST Fund’s then-current prospectus and statement of additional information. The net asset value of a share of each class of each Shell GST Fund shall be $10.00 per share.
      2.3 Calculation of Number of GST Shares.
           (a) The number of GST Fund Institutional shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Fund participating therein attributable to Class Y shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Institutional share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (b) The number of GST Fund Class A shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Fund participating therein attributable to Class A shares (and also Class C shares in the case of the AXA Enterprise Short Duration Bond Fund), determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class A share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (c) The number of GST Fund Class B shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Fund participating therein attributable to Class B shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class B share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (d) Except in the case of the AXA Enterprise Short Duration Bond Fund, the number of GST Fund Class C shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Fund participating therein attributable to Class C shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class C share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (e) The number of GST Fund ILA Service shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction involving the ILA Portfolio shall be determined by dividing the value of the net assets of its Enterprise Fund Transaction Party attributable to (i) Class A shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per ILA Service share of the ILA Portfolio determined in accordance with the valuation procedures referred to in paragraph 2.2 and (ii) attributable to Class Y shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per ILA Service share of the ILA Portfolio determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (f) The number of GST Fund ILA B shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction involving the ILA Portfolio shall be determined by dividing the value of the net assets of its Enterprise Fund Transaction Party attributable to Class B shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per

ILA B share of the ILA Portfolio determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (g) The number of GST Fund ILA C shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction involving the ILA Portfolio shall be determined by dividing the value of the net assets of its Enterprise Fund Transaction Party attributable to Class C shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per ILA C share of the ILA Portfolio determined in accordance with the valuation procedures referred to in paragraph 2.2.
      2.4 Joint Direction of Calculation. All computations of net asset value and the value of securities transferred under this Article II shall be made by State Street Bank and Trust Company (“State Street”) and JP Morgan Chase Bank, N.A. (“JP Morgan”) under the joint direction of the following entities, in accordance with their regular practice and the requirements of the 1940 Act: (a) AXA, the investment adviser to the Enterprise Funds; and (b) GSAM, the investment adviser to the GST Funds. Enterprise Trust and GST agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Enterprise Fund and those determined in accordance with the pricing policies and procedures of its GST Fund Transaction Party.
      2.5 Net Asset Value of Money Market Fund. The net asset value of the AXA Enterprise Money Market Fund, a series of Enterprise Trust (the “Enterprise Money Market Fund”), is based on the amortized cost procedures that have been adopted by the Enterprise Trust Board. If, for any period from the date of this Agreement up to and including the Valuation Time, the market value per share of the Enterprise Money Market Fund falls below $1.0000, Enterprise Trust shall adhere to its amortized cost procedures, including but not limited to, providing any required notices to the Enterprise Trust Board (a copy of which shall be simultaneously provided to the GST Board and GSAM). To the extent that the Enterprise Money Market Fund has any realized capital losses in excess of any realized capital gains on any of the three Business Days prior to the Valuation Time, AXA will make a contribution to the Enterprise Money Market Fund in an amount equal to such excess. However, AXA need not make such contribution if it is otherwise mutually agreed upon in writing by the authorized officers of the Parties. If the difference between the per share net asset value of any class of the Enterprise Money Market Fund and the corresponding class of the ILA Portfolio equals or exceeds $0.001 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by GST, either Party shall have the right to postpone the Effective Time of the Fund Transaction involving such Funds until such time as the per share difference is less than that amount. If such Effective Time is postponed pursuant to the preceding sentence, then the Party (and its investment adviser) with the Fund having the per share net asset value of any class (as computed in accordance with the preceding sentence) at the Valuation Time that is $0.001 or more lower than that of the corresponding class of shares of the other Fund shall use commercially reasonable efforts to reduce such difference to less than $0.001 within thirty days. If after thirty days, the difference between the per share net asset value of any class of the Enterprise Money Market Fund and the corresponding class of the ILA Portfolio still equals or exceeds $0.001, then either Party shall have the right to terminate the Fund Transaction involving the Enterprise Money Market Fund and the ILA Portfolio.
      2.6 Valuation Time. The valuation time shall be the close of regular trading on the New York Stock Exchange (“NYSE”) on the Business Day preceding the Effective Time, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the Parties (the “Valuation Time”).
ARTICLE III
EFFECTIVE TIME AND CLOSING
      3.1 Effective Time and Closing. Subject to the terms and conditions set forth herein, each Fund Transaction shall occur immediately prior to the opening of business on April 30, 2007, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, Enterprise Trust shall cause such Fund

Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Fund Transactions will take place at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time (the “Closing”).
      3.2 Transfer and Delivery of Fund Assets. Enterprise Trust shall direct JP Morgan, as custodian for Enterprise Trust, to deliver to GST at the Closing a certificate of an authorized officer certifying that: (a) JP Morgan delivered the Fund Assets of each Enterprise Fund to the corresponding GST Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At least three Business Days prior to the Effective Time, JP Morgan shall present for examination those Fund Assets represented by certificate or other written instrument to those Persons who have primary responsibility for the safekeeping of the assets of the GST Funds at (a) JP Morgan, as custodian of GST on behalf of the Goldman Sachs International Equity Fund and Municipal Income Fund, and (b) State Street, with the principal place of business at 225 Franklin Street, Boston, Massachusetts 02110, as custodian of GST on behalf of the GST Funds other than the Goldman Sachs International Equity Fund and Municipal Income Fund. At the Effective Time, Enterprise Trust shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate GST Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customs of brokers. JP Morgan shall deliver other Fund Assets to those Persons who have primary responsibility for the safekeeping of the GST Funds at JP Morgan (with respect to the Goldman Sachs International Equity Fund and Municipal Income Fund) and State Street (with respect to all the GST Funds other than the Goldman Sachs International Equity and Municipal Income Funds) as of the Effective Time by book entry, in accordance with the customary practices of JP Morgan and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such Fund Assets are held. Any cash to be transferred by an Enterprise Fund to a GST Fund shall be delivered by wire transfer of federal funds at the Effective Time pursuant to instructions provided by GST.
      3.3 GST Share Records. GST shall deliver to the Secretary of Enterprise Trust at the Closing a confirmation evidencing that: (a) the appropriate number of each class and series of GST Shares have been credited to the account of each Enterprise Fund on the Books and Records of the Enterprise Fund’s Transaction Party pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of each class and series of GST Shares have been credited to the accounts of record holders of Enterprise Trust shares on the Books and Records of GST pursuant to paragraph 1.4.
      3.4 Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of a GST Fund or an Enterprise Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of Enterprise Trust or GST, accurate appraisal of the value of the net assets of a GST Fund or Enterprise Fund is impracticable, the Valuation Time for the Fund Transaction involving that GST Fund or Enterprise Fund shall be postponed until the first Business Day that is a Friday (or a Thursday if that Friday is not a Business Day) after the day when trading shall have been fully resumed and reporting shall have been restored, and the Effective Time shall be postponed until the first Business Day after such Valuation Time, or such later dates as may be mutually agreed in writing by an authorized officer of each Party.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES
      4.1 Representations and Warranties of Enterprise Trust. Enterprise Trust, severally on behalf of each of the Enterprise Funds, hereby represents and warrants to GST, on behalf of the GST Funds, as follows, which representations and warranties shall be true and correct on the date hereof:
           (a) Enterprise Trust is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any Enterprise Fund. Enterprise Trust has full power under the Enterprise Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each Enterprise Fund. Enterprise Trust has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on Enterprise Trust.
           (b) The execution, delivery and performance of this Agreement by Enterprise Trust on behalf of each Enterprise Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Enterprise Trust Board, and the Enterprise Trust Board has approved the Fund Transactions and has resolved to recommend each Fund Transaction to the shareholders of the applicable Enterprise Fund and to call a special meeting of shareholders of each Enterprise Fund for the purpose of approving this Agreement and the Fund Transaction contemplated thereby for that Fund. Other than the approval by the requisite vote of the shareholders of the outstanding shares of each Enterprise Fund in accordance with the provisions of the Enterprise Governing Documents, applicable Delaware Law and the 1940 Act, no other action on the part of Enterprise Trust or its shareholders, or the shareholders of each Enterprise Fund, is necessary to authorize the execution, delivery and performance of this Agreement by Enterprise Trust on behalf of each Enterprise Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by Enterprise Trust on behalf of each Enterprise Fund, and assuming due authorization, execution and delivery hereof by GST, is a legal, valid and binding obligation of Enterprise Trust, as it relates to each Enterprise Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of Enterprise Trust consists of an unlimited number of shares of beneficial interest with a par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the Enterprise Funds. The issued and outstanding Enterprise Trust shares of each class and series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from Enterprise Trust any shares of any series or equity interests of any Enterprise Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is Enterprise Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. Enterprise Trust has no share certificates outstanding.
           (d) Enterprise Trust has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by each Enterprise Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by Enterprise Trust for itself and on behalf of each Enterprise Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Enterprise Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or an Enterprise Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Enterprise Trust is a party or by which it or an Enterprise Fund is bound, (iii) result in a breach or violation by Enterprise Trust or any Enterprise Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.
           (f) (i) Prior to the execution of this Agreement, Enterprise Trust has delivered to GST true and complete copies of the audited statements of assets and liabilities of each of the Enterprise Funds as of October 31, 2005 or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited schedules of assets and liabilities of each of the Enterprise Funds dated as of April 30, 2006 and the related unaudited schedules of investments, statements of income and changes in net assets and financial highlights for the period then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each Enterprise Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of Enterprise Trust’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each Enterprise Fund’s audited financial statements as of October 31, 2005 or unaudited financial statements as of April 30, 2006, as the case may be, or in the notes thereto, or as previously disclosed in writing to GST, there are no liabilities against, relating to or affecting an Enterprise Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on Enterprise Trust or its properties or assets or on any Enterprise Fund or such Enterprise Fund’s properties or assets. In particular, since October 31, 2005 to the best of Enterprise Trust’s Knowledge and except as disclosed in writing to GST or in any of the Enterprise Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any Enterprise Fund that would have a Material Adverse Effect on Enterprise Trust or its properties or assets or on any Enterprise Fund or such Enterprise Fund’s properties or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to GST in writing or as disclosed in any of the Enterprise Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of Enterprise Trust’s Knowledge, there have been no material miscalculations of the net asset value of any Enterprise Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such Enterprise Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of Enterprise Trust as made available to GST prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of Enterprise Trust and of each Enterprise Fund, the Enterprise Trust Board and committees of the Enterprise Trust Board. The stock transfer ledgers and other similar records of Enterprise Trust and of each Enterprise Fund as made available to GST prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of Enterprise Trust.
           (h) Enterprise Trust and each Enterprise Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to GST and GSAM, there is no Action or Proceeding pending against Enterprise Trust, an Enterprise Fund or AXA (with respect to Enterprise Trust or an Enterprise Fund) or, to the

best of Enterprise Trust’s or AXA’s Knowledge, threatened against, relating to or affecting, Enterprise Trust, an Enterprise Fund, or AXA (with respect to Enterprise Trust or an Enterprise Fund).
           (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of Enterprise Trust or an Enterprise Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) Enterprise Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each Enterprise Fund is a separate series of Enterprise Trust duly designated in accordance with the applicable provisions of the Enterprise Governing Documents and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Enterprise Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the respective Fund’s Books and Records for the payment thereof and, to the best of Enterprise Trust’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To Enterprise Trust’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of Enterprise Trust (or with respect to any properties or assets of any Enterprise Fund). As of the date hereof, Enterprise Trust has adequately provided for all tax liabilities on its Books and Records.
           (m) For each taxable year of its operation (including the taxable year ending at the Effective Time or, in the case of each Continuing Enterprise Fund, its last completed taxable year), each Enterprise Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code. Each Enterprise Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code.
           (n) All issued and outstanding shares of each Enterprise Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to GST in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. Enterprise Trust, and each of the Enterprise Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The current prospectuses and statement of additional information of Enterprise Trust, including amendments and supplements thereto, and each prospectus and statement of additional information of Enterprise Trust used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each Enterprise Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Enterprise Trust with respect to such Enterprise Fund.
           (p) The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/ Prospectus”) to be included in GST’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to Enterprise Trust and the Enterprise Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that Enterprise Trust makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GST or the GST Funds and furnished by GST to Enterprise Trust specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (q) Except as previously disclosed in writing to GST, at the Effective Time, Enterprise Trust and each Enterprise Fund will have good and marketable title to its Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities).
           (r) Enterprise Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
           (s) Except as disclosed in writing to GST, to the best of Enterprise Trust’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on Enterprise Trust or an Enterprise Fund.
      4.2 Representations and Warranties of GST. GST, severally on behalf of each of the GST Funds, hereby represents and warrants to Enterprise Trust, on behalf of the Enterprise Funds, as follows, which representations and warranties shall be true and correct on the date hereof:
           (a) GST is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any GST Fund. GST has full power under its Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and amended and restated by-laws (“GST Governing Documents”) to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each GST Fund. GST has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on GST.
           (b) The execution, delivery and performance of this Agreement by GST on behalf of each GST Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GST Board and the GST Board has approved the Fund Transactions. No other action on the part of GST or its shareholders, or the shareholders of each GST Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GST on behalf of each GST Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GST on behalf of each GST Fund, and assuming due authorization, execution and delivery hereof by Enterprise Trust, is a legal, valid and binding obligation of GST, as it relates to each GST Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

           (c) The authorized capital of GST consists of an unlimited number of shares of beneficial interest with a par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the GST Funds. The issued and outstanding GST shares of each class and series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from GST any shares of any series or equity interests of any GST Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GST committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. GST has no share certificates outstanding. Before the Closing, there will be no (i) issued and outstanding Shell GST Fund shares, (ii) options, warrants, or other rights to subscribe for or purchase any Shell GST Fund shares, (iii) security convertible into any Shell GST Fund shares, or (iv) any other securities issued by any Shell GST Fund, except the shares issued pursuant to section 6.3(g).
           (d) GST has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by each Enterprise Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by GST for itself and on behalf of each GST Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the GST Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a GST Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which GST is a party or by which it or a GST Fund is bound, (iii) result in a breach or violation by GST or any GST Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.
           (f) (i) Prior to the execution of this Agreement, GST has delivered to Enterprise Trust true and complete copies of the audited statements of assets and liabilities of each of the Goldman Sachs Structured U.S. Equity, Large Cap Value, Structured Large Cap Growth, Growth and Income, and Capital Growth Funds, dated as of August 31, 2005 or a later date if available prior to the date hereof; Goldman Sachs Government Income, Enhanced Income, High Yield and Municipal Income Funds, dated as of October 31, 2005 or a later date if available prior to the date hereof; and ILA Portfolio, dated as of December 31, 2005, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited schedules of assets and liabilities of each of the Goldman Sachs Structured U.S. Equity, Large Cap Value, Structured Large Cap Growth, Growth and Income, and Capital Growth Funds, dated as of February 28, 2006; Goldman Sachs Government Income, Enhanced Income, High Yield and Municipal Income Funds, dated as of April 30, 2006 and ILA Portfolio, dated as of June 30, 2006, and the related unaudited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each Existing GST Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of GST’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each Existing GST Fund’s audited financial statements as of August 31, 2005, October 31, 2005 and December 31, 2005, or unaudited financial statements as of February 28, 2006, April 30, 2006 or June 30, 2006, as the case may be, or in the notes thereto, or as previously disclosed in writing to Enterprise Trust, there are no liabilities against, relating to or affecting an Existing GST Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on GST or its properties or assets or on any Existing GST Fund or such Existing GST Fund’s properties or assets. In particular, since the last fiscal year end of each Existing GST Fund, to the best of GST’s Knowledge and except as disclosed in writing to

Enterprise Trust or in any of the Existing GST Fund’s prospectuses or statements of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any Existing GST Fund that would have a Material Adverse Effect on GST or its properties or assets or on any Existing GST Fund or such Existing GST Fund’s properties or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to Enterprise Trust in writing or as disclosed in any of the Existing GST Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there have been no material miscalculations of the net asset value of any Existing GST Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such Existing GST Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of GST as made available to Enterprise Trust prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GST and of each GST Fund, the GST Board and committees of the GST Board. The stock transfer ledgers and other similar records of GST and of each GST Fund as made available to Enterprise Trust prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GST.
           (h) GST and each GST Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to Enterprise Trust and AXA, there is no Action or Proceeding pending against GST, a GST Fund, GSAM (with respect to GST or a GST Fund) or GSAMI (with respect to GST or a GST Fund) or, to the best of GST’s, GSAM’s or GSAMI’s Knowledge, threatened against, relating to or affecting, GST, a GST Fund, GSAM (with respect to GST or a GST Fund) or GSAMI (with respect to GST or a GST Fund).
           (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GST or a GST Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) GST is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each GST Fund is a separate series of GST duly designated in accordance with the applicable provisions of the GST Governing Documents and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each GST Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the respective Fund’s Books and Records for the payment thereof and, to the best of GST’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To GST’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of GST (or with respect to any properties or assets of any GST Fund). As of the date hereof, GST has adequately provided for all tax liabilities on its Books and Records.
           (m) For each taxable year of its operation, each Existing GST Fund has met the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each Existing GST Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code. Each Shell GST Fund was formed for the purpose of effecting a Fund Transaction with a Continuing Enterprise Fund (an “F Reorganization”), has not engaged in any business prior to such Fund Transaction, does not own any assets, has never held, directly or indirectly, any shares in its Transaction Party, and, for its taxable year that includes the Effective Time, will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and will be eligible to and will compute its federal income tax under Section 852 of the Code.
           (n) All issued and outstanding shares of each Existing GST Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to Enterprise Trust in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. GST, and each of the GST Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The shares of each GST Fund to be issued and delivered to Enterprise Trust for the account of each Enterprise Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
           (p) The current prospectus and statement of additional information of each GST Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the Existing GST Funds used at all times during the past three years prior to the date of this Agreement, conform, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each Existing GST Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by GST with respect to such Existing GST Fund.
           (q) The Proxy Statement/ Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GST and the GST Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that GST makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to Enterprise Trust or the Enterprise Funds and furnished by Enterprise Trust to GST specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (r) GST has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
           (s) Except as disclosed in writing to Enterprise Trust, to the best of GST’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on GST or a GST Fund.

ARTICLE V
COVENANTS AND AGREEMENTS
      5.1 Conduct of Business. After the date of this Agreement and at or prior to the Effective Time, Enterprise Trust and GST will conduct the businesses of the Enterprise Funds and the GST Funds, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of Enterprise Trust or GST, as applicable. It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and other distributions; (b) shareholder purchases and redemptions; (c) the withdrawal of a portion or all of the seed capital and investments of AXA (prior to the Effective Time) in any Enterprise Fund or GSAM in any GST Fund; and (d) the continued good faith performance by the investment adviser, sub-advisers, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with Enterprise Trust or GST, as applicable, and applicable Law. In order to facilitate the transfer of Fund Assets at the Effective Time, GSAM or GSAMI may request in writing that AXA use its commercially reasonable best efforts, subject to its fiduciary duty and that of the investment sub-adviser to the applicable Enterprise Fund, to limit or cease portfolio trading on behalf of an Enterprise Fund for a period of up to three days prior to the Valuation Time. AXA agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Enterprise Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
      5.2 Shareholders’ Meeting. Enterprise Trust will call, convene and hold a meeting of shareholders of each Enterprise Fund as soon as practicable, in accordance with applicable Law and the Enterprise Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/ Prospectus, and for such other purposes as may be necessary or desirable. In the event that, for any Enterprise Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Enterprise Governing Documents and applicable Law, and as set forth in the Proxy Statement/ Prospectus in order to permit further solicitation of proxies.
      5.3 Proxy Statement/ Prospectus and Registration Statement. Enterprise Trust and GST each will cooperate with each other in the preparation of the Proxy Statement/ Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to GST and Enterprise Trust and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, Enterprise Trust will cause the Proxy Statement/ Prospectus to be delivered to shareholders of the Enterprise Funds entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Enterprise Governing Documents. Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of each Enterprise Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Party and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Prior to filing the Registration Statement or any amendment or supplement thereto, GST will afford Enterprise Trust and its Independent Trustees a reasonable opportunity to review and comment thereon, and will obtain Enterprise Trust’s consent to the filing thereof (such consent will not be unreasonably withheld).
      5.4 Information. Enterprise Trust and GST will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Effective Time, all such documents and other information concerning the Enterprise Funds and the GST Funds, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent, if any, that such Party’s employees are familiar with such documents or information.

      5.5 Notice of Material Changes. Each Party will notify the other Party of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.
      5.6 Financial Statements. At the Closing, Enterprise Trust will deliver to GST an unaudited statement of assets and liabilities of each Enterprise Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time. These financial statements will present fairly the financial position and portfolio investments of each Enterprise Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of any Enterprise Fund not disclosed in said financial statements. These financial statements shall be certified by the treasurer of Enterprise Trust as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. At the Closing, GST will deliver to Enterprise Trust an unaudited statement of assets and liabilities of each GST Fund Transaction Party (including a schedule of portfolio investments) meeting the requirements of the preceding three sentences, except that they shall be certified by GST’s treasurer. Enterprise Trust also will deliver to GST at or before the Effective Time, the detailed tax-basis accounting records for each security or other investment to be transferred to GST hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the GST Funds. Within 45 days after the Effective Time, Enterprise Trust, on behalf of the Continuing Enterprise Funds, will deliver to GST an unaudited (a) statement of assets and liabilities at the Valuation Time and (b) statement of operations and statement of changes in net assets for the fiscal period from November 1, 2006 to the Valuation Time along with a schedule of portfolio investments as of the Valuation Time and notes to financial statements. These financial statements will present fairly the financial positions and portfolio investments of the Continuing Enterprise Funds in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Continuing Enterprise Funds not disclosed in such financial statements.
      5.7 Other Necessary Action. Enterprise Trust and GST will each take all necessary action and use its reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.
      5.8 Dividends. Prior to the Valuation Time, each Enterprise Fund other than the Continuing Enterprise Funds shall have declared and at or before the Valuation Time each shall have paid a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the respective Enterprise Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending at or before the Effective Time, and all of the Enterprise Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, after reduction for any capital loss carryforwards, recognized in all taxable periods or years ending at or before the Effective Time.
      5.9 Books and Records. Upon reasonable notice, each Party will make available to the other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.
      5.10 Issued Shares. The GST Shares to be issued and delivered to Enterprise Trust for the account of each Enterprise Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof. The shareholders of each Enterprise Fund shall not pay any front-end or deferred sales charge in connection with the Fund Transaction. The shareholders of each Enterprise Fund who receive GST Shares pursuant to this Agreement shall be credited by GST with, and shall carry over, the holding period of their respective Enterprise Fund shares for all purposes including the calculation of any contingent deferred sales charges and the conversion of these shares to another class of shares of GST. In addition, GST Shares received pursuant to this Agreement shall be included in determining any sales load reductions (e.g., under a rights of accumulation arrangement) on purchases of shares of a GST Fund after the Fund Transaction.
      5.11 Section 15(f). GST, GSAM and GSAMI shall from and after the Effective Time (i) use their reasonable best efforts so that for a period of three years after the Effective Time, at least 75% of the GST Board are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of GSAM, GSAMI or AXA. In addition, GST, GSAM, GSAMI and AXA from and after the Effective Time, shall refrain from imposing or seeking to impose for a period of two years after the Effective Time, any “unfair burden” on the GST Funds (within the meaning of the 1940 Act) as a result of the transactions contemplated by this Agreement or any terms, conditions or understandings applicable thereto.
      5.12 Post-Effective Amendment to Registration Statement on Form N-1A. GST shall use its reasonable best efforts in seeking to ensure that the post-effective amendment to GST’s registration statement on Form N-1A (File Nos. 33-17619/811-05349), which registers the Class A shares, Class B shares, Class C shares and Institutional shares of the Shell GST Funds, shall have become effective under the 1933 Act at or before the Effective Time.
      5.13 Expense Limitation Arrangements. GSAM shall cap the net annual fund operating expenses of the Goldman Sachs High Yield Fund (Class B and Class C shares), Goldman Sachs Municipal Income Fund (Class B and Class C shares) and ILA Portfolio (ILA Service, ILA B and ILA C shares) for one year from the Effective Time of the Fund Transaction involving each such GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of each such GST Fund does not exceed the current net annual operating expense ratio for such class of shares as set forth in the annual fund operating expense table in the Proxy Statement/ Prospectus.
ARTICLE VI
CONDITIONS PRECEDENT
      6.1 Conditions Precedent to Obligations of Enterprise Trust. The obligation of Enterprise Trust to conclude the transactions provided for herein shall be subject, at its election, to the performance by GST of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by Enterprise Trust in writing:
           (a) All representations and warranties of GST, on behalf of itself and the GST Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that GST shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) GST shall have furnished to Enterprise Trust the opinion of Drinker Biddle & Reath LLP dated as of the Effective Time, substantially to the effect that:
                (i) GST is a statutory trust, validly existing and in good standing under Delaware Law, and has power under the GST Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;
                (ii) GST is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) the GST shares to be issued and delivered by GST pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law and that the holders of GST shares will be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation Law of the State of Delaware (except that no opinion need to be expressed as to such holders who are also Trustees of GST); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

                (iv) except as disclosed in writing to Enterprise Trust, such counsel knows of no material legal proceedings pending or threatened against GST;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by GST and, assuming due authorization, execution and delivery by Enterprise Trust, constitutes a valid and legally binding obligation of GST, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) the Registration Statement has become effective under the 1933 Act and, to the Knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;
                (vii) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the GST Governing Documents or any material agreement or instrument known to such counsel to which GST is a party or by which any properties belonging to GST may be bound;
                (ix) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by GST or a GST Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and
                (x) to the Knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.
      In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GST and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the GST Funds with certain officers of GST and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/ Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to GST and the GST Funds, the Proxy Statement/ Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to GST and the GST Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Enterprise Trust; and (iv) shall state that such opinion is solely for the benefit of Enterprise Trust and its trustees and officers.

           (c) GST shall have furnished to Enterprise Trust a certificate of GST, signed by the president and treasurer of GST, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of GST in this Agreement are true and correct in all material respects on and as of the Effective Time and GST has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time;
                (ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to GST’s Knowledge, threatened in writing; and
                (iii) since the date of the most recent financial statements of the Existing GST Funds included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the Existing GST Funds (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).
           (d) At the Valuation Time and Effective Time, except as previously disclosed to Enterprise Trust in writing, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there shall have been no material miscalculations of the net asset value of any Existing GST Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities chargeable to each share class of a GST Fund which are required to be reflected in the net asset value per share of a share class of a GST Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a GST Fund.
           (e) The Secretary of Enterprise Trust shall have received the confirmation from GST required under paragraph 3.3 of this Agreement.
           (f) GST shall have duly executed and delivered to Enterprise Trust, on behalf of each GST Fund, such assumptions of Liabilities and other instruments as Enterprise Trust may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of each Enterprise Fund by the respective Transaction Party of such Enterprise Fund, other than the Excluded Liabilities.
           (g) Enterprise Trust shall have completed to its satisfaction its due diligence review of GST and each GST Fund.
      6.2 Conditions Precedent to Obligations of GST. The obligation of GST to conclude the transactions provided for herein shall be subject, at its election, to the performance by Enterprise Trust of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by GST in writing:
           (a) All representations and warranties of Enterprise Trust, on behalf of itself and the Enterprise Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that Enterprise Trust shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) Enterprise Trust shall have furnished to GST the opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP dated as of the Effective Time, substantially to the effect that:
                (i) Enterprise Trust is a statutory trust, validly existing and in good standing under Delaware Law, and has power under the Enterprise Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

                (ii) Enterprise Trust is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) all issued and outstanding Enterprise Trust shares of each series as of the Effective Time are duly authorized, validly issued, fully paid and non-assessable under Delaware Law and that the holders of Enterprise Trust shares will be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation Law of the State of Delaware (except that no opinion need to be expressed as to such holders who are also Trustees of Enterprise Trust); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;
                (iv) except as disclosed in writing to GST, such counsel knows of no material legal proceedings pending or threatened against Enterprise Trust;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by Enterprise Trust and, assuming due authorization, execution and delivery by GST, constitutes a valid and legally binding obligation of Enterprise Trust, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the Enterprise Governing Documents or any material agreement or instrument known to such counsel to which Enterprise Trust is a party or by which any properties belonging to Enterprise Trust may be bound;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by Enterprise Trust or an Enterprise Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and
                (ix) to the Knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.
      In rendering such opinion, Kirkpatrick & Lockhart Preston Gates Ellis LLP may rely upon certificates of officers of Enterprise Trust and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Enterprise Funds with certain officers of Enterprise Trust and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/ Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to Enterprise Trust and the Enterprise Funds, the Proxy Statement/ Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to Enterprise Trust and the Enterprise Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to GST; and (iv) shall state that such opinion is solely for the benefit of GST and its trustees and officers.
           (c) Enterprise Trust shall have furnished to GST the unaudited statements required by paragraph 5.6.
           (d) Enterprise Trust shall have furnished to GST a certificate of Enterprise Trust, signed by the president and treasurer of Enterprise Trust, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of Enterprise Trust in this Agreement are true and correct in all material respects on and as of the Effective Time and Enterprise Trust has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
                (ii) since the date of the most recent financial statements of the Enterprise Funds included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the Enterprise Funds (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).
           (e) Enterprise Trust shall have duly executed and delivered to GST, on behalf of each Enterprise Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to Enterprise Trust’s custodian and instructions to GST’s transfer agent as GST may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of such Enterprise Fund all of the right, title and interest of such Enterprise Fund in and to the respective Fund Assets of such Enterprise Fund. In each case, the Fund Assets of each Enterprise Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.
           (f) GST shall have received: (i) a certificate of an authorized signatory of JP Morgan, as custodian for Enterprise Trust and certain GST Funds, stating that the Fund Assets of each Enterprise Fund have been delivered to GST; (ii) a certificate of an authorized signatory from each of JP Morgan and State Street, as custodians for GST, stating that the Fund Assets of each Enterprise Fund has been received; and (iii) a certificate of an authorized signatory of Enterprise Trust confirming that Enterprise Trust has delivered its records containing the names and addresses of the record holders of each series of Enterprise Trust shares and the number and percentage (to three decimal places) of ownership of each series of Enterprise Trust Shares owned by each such holder as of the close of business at the Valuation Time.
           (g) At the Valuation Time and Effective Time, except as previously disclosed to GST in writing, and except as have been corrected as required by applicable Law, and to the best of Enterprise Trust’s Knowledge, there shall have been no material miscalculations of the net asset value of any Enterprise Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all Liabilities chargeable to each share class of an Enterprise Fund which are required to be reflected in the net asset value per share of a share class of an Enterprise Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of an Enterprise Fund.
           (h) GST shall have completed to its satisfaction its due diligence review of Enterprise Trust and each Enterprise Fund.
           (i) Enterprise Trust’s agreements with each of its service contractors shall have terminated at the Effective Time with respect to each Enterprise Fund, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

      6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of each Fund Transaction is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:
           (a) This Agreement and the transactions contemplated herein, with respect to a particular Fund Transaction, shall have been approved by the requisite vote of the holders of the outstanding shares of the Enterprise Fund that is a party to such Fund Transaction in accordance with the provisions of the Enterprise Governing Documents, applicable Delaware Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither Enterprise Trust nor GST may waive the conditions set forth in this paragraph 6.3(a) with respect to a Fund Transaction.
           (b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.
           (c) Enterprise Trust and GST shall have received an opinion or opinions from Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions and representations) that with respect to the Reorganization, for federal income tax purposes:
                (i) Each Fund Transaction will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each GST Fund and Enterprise Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
                (ii) each Enterprise Fund will recognize no gain or loss (A) upon the transfer of its Fund Assets to the corresponding GST Fund in exchange for GST Shares of such GST Fund and the assumption of all of the Liabilities of such Enterprise Fund, and (B) upon the distribution of those GST Shares to the shareholders of such Enterprise Fund;
                (iii) each GST Fund will recognize no gain or loss upon the receipt of the Fund Assets of the corresponding Enterprise Fund in exchange for GST Shares of such GST Fund and the assumption of all of the Liabilities of such Enterprise Fund;
                (iv) the tax basis in the hands of each GST Fund of each asset of the corresponding Enterprise Fund transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of such Enterprise Fund immediately before the transfer;
                (v) the holding period of each asset of each Enterprise Fund in the hands of the corresponding GST Fund will include the period during which that asset was held by such Enterprise Fund;
                (vi) the shareholders of each Enterprise Fund will recognize no gain or loss upon their receipt of GST Shares of the corresponding GST Fund;
                (vii) the aggregate tax basis of the GST Shares of the corresponding GST Fund received by each shareholder of an Enterprise Fund will equal the aggregate tax basis of the Enterprise Fund shares surrendered in exchange therefor;
                (viii) the holding period of GST Shares received by each Enterprise Fund shareholder will include the holding period of the Enterprise Fund shares surrendered in exchange therefor, provided that the Enterprise Fund shares are held by that shareholder as capital assets on the date of the exchange;
                (ix) each GST Fund will succeed to and take into account the tax attributes of the corresponding Enterprise Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder; and
                (x) with respect to each Fund Transaction that is a F Reorganization: for purposes of section 381(c) of the Code, the GST Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of any Enterprise Fund’s taxable year, that Fund’s tax attributes enumerated in section 381(c) of the Code will be taken into account by the corresponding GST Fund as if there had been no Reorganization, and the part of each Enterprise Fund’s taxable year before the Reorganization will be included in the corresponding GST Fund’s taxable year after the Reorganization.
      The delivery of the foregoing opinion is conditioned upon receipt by Drinker Biddle & Reath LLP of representations that it shall request of the Parties substantially in the form of the draft representations Drinker Biddle & Reath LLP provided to them, and they agreed to, shortly before execution of this Agreement.
           (d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, and there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No Action or Proceeding against Enterprise Trust or GST or their respective officers or trustees shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
           (e) GSAM and AXA shall have executed and duly delivered to each other a certain asset purchase agreement by and among GSAM, AXA, AXA Financial, Inc., Enterprise Capital Management, Inc. and Enterprise Fund Distributors, Inc. (the “Asset Purchase Agreement”).
           (f) The post-effective amendment to GST’s registration statement on Form N-1A (File Nos. 33-17619/ 811-05439) which registers the Class A shares, Class B shares Class C shares and Institutional shares of the Shell GST Funds shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Form N-1A Registration Statement shall have been issued and no proceedings for that purpose shall have been instituted or threatened.
           (g) Before the Closing of the F Reorganizations, the GST Board shall have authorized the issuance of, and each Shell GST Fund shall have issued, one GST Share in each class to GSAM or an Affiliate thereof in consideration of the payment of $10.00 each to vote on the contracts, plans, and other agreements referred to in the next sentence and to take whatever other action it may be required to take as each Shell GST Fund’s sole shareholder. GST (on behalf of and with respect to each Shell GST Fund) shall have entered into, or adopted, as appropriate, an investment management contract, a sub-advisory contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for the Shell GST Fund’s operation as a series of an open-end investment company. Each such contract, plan, and agreement shall have been approved by the GST Board and, to the extent required by Law (as interpreted by SEC staff positions), by its Independent Trustees and by GSAM or its Affiliate as each Shell GST Fund’s sole shareholder.
ARTICLE VII
EXPENSES
      Enterprise Trust and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by this Agreement. The responsibility for payment of all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated between AXA and GSAM (or any Affiliate thereof) as AXA and GSAM shall agree.
ARTICLE VIII
AMENDMENTS AND TERMINATION
      8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of shareholders of the Enterprise Funds at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of an Enterprise Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval.

      Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.
      8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:
           (a) by the mutual written consent of the Parties;
           (b) by Enterprise Trust (i) following a material breach by GST of any of its representations, warranties or covenants contained in this Agreement, provided that GST shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon GST or a GST Fund;
           (c) by GST (i) following a material breach by Enterprise Trust of any of its representations, warranties or covenants contained in this Agreement, provided that Enterprise Trust shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Enterprise Trust or an Enterprise Fund;
           (d) by either Party by written notice to the other Party following a determination by the terminating Party’s Board that the consummation of the Reorganization is not in the best interest of its shareholders; or
           (e) by either Party if the Effective Time does not occur by December 31, 2007.
      If a Party terminates this Agreement in accordance with this paragraph 8.2, in the absence of willful default there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party. In the event of willful default, all remedies at Law or in equity of the Party adversely affected shall survive.
ARTICLE IX
PUBLICITY; CONFIDENTIALITY
      9.1 Publicity. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.
      9.2 Confidentiality. (a) The Parties, GSAM, GSAMI and AXA (for purposes of this paragraph 9.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and Affiliates to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.
      (b) In the event of a termination of this Agreement, the Parties, GSAM, GSAMI and AXA agree that they along with their board members, employees, representative agents and Affiliates shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.
ARTICLE X
MISCELLANEOUS
      10.1 Entire Agreement. This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.
      10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, by overnight courier, by facsimile, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):
      If to Enterprise Trust:

AXA Enterprise Funds Trust
1290 Avenue of the Americas, 8th Floor
New York, NY 10104
Attention: Patricia Louie, Esq.
Telephone No.: (212) 314-5329
Facsimile No.: (212) 314-4723
E-mail: patricia.louie@axa-equitable.com

With copies (which shall not constitute notice) to:

Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Enterprise Trust)
1601 K Street, N.W.
Washington, DC 20006-1600
Attention: Arthur J. Brown, Esq.
Telephone No.: (202) 778-9046
Facsimile No.: (202) 778-9000
E-mail: abrown@klng.com

AXA Equitable Life Insurance Company
1290 Avenue of the Americas, 8th Floor
New York, NY 10104
Attention: Patricia Louie, Esq.
Telephone No.: (212) 314-5329
Facsimile No.: (212) 314-4723
E-mail: patricia.louie@axa-equitable.com

          If to GST, GSAM or GSAMI:

Goldman Sachs Trust
32 Old Slip
New York, NY 10005
Attention: Peter V. Bonanno, Esq.
Telephone No.: (212) 357-3184
Facsimile No.: (212) 902-4140
E-mail: Peter.Bonanno@gs.com

With a copy (which shall not constitute notice) to:

Drinker Biddle & Reath LLP (counsel to GST)
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Attention: Kenneth L. Greenberg, Esq.
Telephone No.: (215) 988-1152
Facsimile No.: (215) 988-2757
E-mail: Kenneth.Greenberg@dbr.com
      10.3 Waiver. The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in paragraph 6.3(a), a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).
      10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either Party without the written consent of the other Party. Nothing herein express or implied is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.
      10.5 Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates or other instruments exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The covenants in paragraphs 1.3, 1.5, 2.5, 5.6, 5.11, 5.13, 9.2, 10.9, 10.14 and 10.15, this paragraph 10.5 and Article VII shall survive the consummation of the transactions contemplated hereunder.
      10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
      10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.
      10.8 Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of Laws.
      10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, Enterprise Trust shall deliver or cause to be delivered to GST at the Closing, the Books and Records of each Enterprise Fund (regardless of whose possession they are in).
      10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not Parties (including, without limitation, any shareholder of GST or Enterprise Trust) except that the Enterprise Trust Independent Trustees are intended third-party beneficiaries of the provisions of paragraph 1.3 herein.
      10.11 Failure of Any Fund(s) to Consummate the Transactions.
           (a) The failure of any GST Fund or Enterprise Fund to consummate its Fund Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other GST Fund or Enterprise Fund, and the provisions of this Agreement shall be construed to effect this intent.
           (b) In the event that any Enterprise Fund fails to obtain the required shareholder vote for approval of this Agreement with respect to the Fund Transaction in which it is participating at or prior to the Effective Time, the Parties shall continue the solicitation of the shareholders of the applicable Enterprise Fund. If approval of this Agreement is denied by the shareholders of an Enterprise Fund, such Enterprise Fund shall resolicit such shareholders and make such new or amended filings as are required or desirable to obtain such shareholder approval. Notwithstanding the foregoing, if the required shareholder vote for approval of this Agreement with respect to any Fund Transaction has not been obtained on or before the nine-month anniversary of the originally scheduled Effective Time (and before the date specified in paragraph 8.2(e)), then the Parties, AXA, GSAM and GSAMI shall take such actions as provided in the Asset Purchase Agreement.
           (c) Notwithstanding paragraph 10.11(a), no Fund Transaction involving any Enterprise Fund shall be consummated until either (i) shareholders of all Enterprise Funds approve this Agreement with respect to their respective Fund Transactions or (ii) shareholders of certain but not all Enterprise Funds approve this Agreement with respect to their respective Fund Transactions and shareholders of certain portfolios of the AXA Enterprise Multimanager Funds Trust (“Multimanager Trust”) or The Enterprise Group of Funds, Inc. (“Enterprise Group”) approve related agreements and plans of reorganization such that the Enterprise Funds and the portfolios of the Multimanager Trust and Enterprise Group whose shareholders provided approval have combined total assets under management of at least $1,000,000,000. If shareholder approval of this Agreement with respect to a Fund Transaction in respect of one or more of the Enterprise Funds has not been received on or before the Effective Time and the Closing, then, if such approvals are ultimately received, a subsequent Closing shall occur, at such time and place and on such date (and with such Effective Time) as is mutually agreed in writing by an authorized officer of each Party. It is agreed that such subsequent Closing shall not be set in a piecemeal fashion and that no subsequent Fund Transaction involving any Enterprise Fund shall be consummated until shareholders of those remaining Enterprise Funds with combined total assets under management of at least $500,000,000 approve this Agreement with respect to their respective Fund Transactions. Notwithstanding the foregoing, a subsequent Fund Transaction involving one or more Enterprise Funds will be consummated with a lesser amount of combined total assets under management if no other Fund Transactions are reasonably believed by AXA to occur by December 31, 2007 or if it is mutually agreed in writing by an authorized officer of each Party.
      10.12 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.
      10.13 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.
      10.14 GST Liability. The name “Goldman Sachs Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and all Persons dealing with GST or a GST Fund must look solely to the property of GST or such GST Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of GST. No GST Fund shall be liable for any claims against any other GST

Fund. Both Parties along with GSAM, GSAMI and AXA specifically acknowledge and agree that any liability of GST under this Agreement with respect to a particular GST Fund, or in connection with the transactions contemplated herein with respect to a particular GST Fund, shall be discharged only out of the assets of the particular GST Fund and that no other portfolio of GST shall be liable with respect thereto.
      10.15 Enterprise Funds Liability. The name “AXA Enterprise Funds Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated December 30, 2004, and all Persons dealing with Enterprise Trust or an Enterprise Fund must look solely to the property of Enterprise Trust or such Enterprise Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of Enterprise Trust. No Enterprise Fund shall be liable for any claims against any other Enterprise Fund. Both Parties along with GSAM, GSAMI and AXA specifically acknowledge and agree that any liability of Enterprise Trust under this Agreement with respect to a particular Enterprise Fund, or in connection with the transactions contemplated herein with respect to a particular Enterprise Fund, shall be discharged only out of the assets of the particular Enterprise Fund and that no other portfolio of Enterprise Trust shall be liable with respect thereto.
ARTICLE XI
DEFINITIONS
      As used in this Agreement, the following terms have the following meanings:
      “Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.
      “Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.
      “Agreement” has the meaning specified in the preamble.
      “Asset Purchase Agreement” has the meaning specified in paragraph 6.3(e).
      “AXA” has the meaning specified in the preamble.
      “Books and Records” means Enterprise Trust’s or GST’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by Enterprise Trust or GST with respect to the Enterprise Funds or GST Funds, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.
      “Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.
      “Closing” has the meaning specified in paragraph 3.1.
      “Code” has the meaning specified in the recitals.
      “Continuing Enterprise Funds” means the AXA Enterprise International Growth Fund, AXA Enterprise Small Company Growth Fund and AXA Enterprise Small Company Value Fund.
      “corresponding,” when used with respect to a GST Fund or an Enterprise Fund, has the meaning specified in the recitals.
      “Delaware Law” has the meaning specified in paragraph 1.1.
      “Effective Time” has the meaning specified in paragraph 3.1.
      “Enterprise Fund” and “Enterprise Funds” each has the meaning specified in the preamble.
      “Enterprise Governing Documents” has the meaning specified in paragraph 1.1.
      “Enterprise Group” has the meaning specified in paragraph 10.11(c).

      “Enterprise Trust” has the meaning specified in the preamble.
      “Enterprise Trust Board” has the meaning specified in the recitals.
      “Excluded Liabilities” has the meaning specified in paragraph 1.3.
      “Existing GST Funds” means the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Government Income Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs High Yield Fund, Goldman Sachs Municipal Income Fund and the ILA Portfolio of GST.
      “F Reorganization” has the meaning specified in paragraph 4.2(m).
      “Fund Assets” means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that Enterprise Trust may have against AXA) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by Enterprise Trust on behalf of an Enterprise Fund, and any prepaid expenses shown on an Enterprise Fund’s books at the Valuation Time, excluding (a) the estimated costs of extinguishing any Excluded Liability; (b) cash in an amount necessary to pay dividends pursuant to paragraph 5.8, and (c) Enterprise Trust’s rights under this Agreement.
      “Fund Transaction” has the meaning specified in paragraph 1.1.
      “Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.
      “GSAM” has the meaning specified in the preamble.
      “GSAMI” has the meaning specified in the preamble.
      “GST” has the meaning specified in the preamble.
      “GST Board” has the meaning specified in the recitals.
      “GST Fund” and “GST Funds” each has the meaning specified in the preamble.
      “GST Governing Documents” has the meaning specified in paragraph 4.2(a).
      “GST Shares” has the meaning specified in paragraph 1.4.
      “ILA Portfolio” has the meaning specified in the recitals.
      “Independent Trustees” has the meaning specified in the recitals.
      “JP Morgan” has the meaning specified in paragraph 2.4.
      “Knowledge” means (i) with respect to Enterprise Trust and any applicable Enterprise Fund, the actual knowledge after reasonable inquiry of Enterprise Trust’s trustees or officers, AXA in its capacity as a service provider to Enterprise Trust and any sub-adviser affiliated with AXA and (ii) with respect to GST and any applicable GST Fund, the actual knowledge after reasonable inquiry of GST’s trustees or officers, or GSAM and GSAMI in its respective capacity as a service provider to GST.
      “Known Liabilities” means, with respect to Enterprise Trust and any applicable Enterprise Fund, those Liabilities of which Enterprise Trust’s trustees or officers, AXA, or any applicable sub-advisor, sub-administrator, distributor, transfer agent, shareholder servicing agent, auditor, or custodian has Knowledge.
      “Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.
      “Liabilities” means all existing and future liabilities and obligations of any nature, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or unmatured, or otherwise of an Enterprise Fund including, but not limited to, (i) those reflected on an unaudited statement of assets and liabilities of an

Enterprise Fund prepared by AXA as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GST and Enterprise Trust at the Effective Time, and (ii) all obligations of Enterprise Trust to indemnify, hold harmless and advance cost of defense to the Independent Trustees of Enterprise Trust pursuant to the Enterprise Governing Documents, but excluding all such obligations with respect to the officers and non-Independent Trustees of Enterprise Trust. “Liabilities” does not include, and GST and the GST Funds shall not assume, any Excluded Liabilities.
      “Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of an Enterprise Fund or GST Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”
      “Multimanager Trust” has the meaning specified in paragraph 10.11(c).
      “NYSE” has the meaning specified in paragraph 2.6.
      “1940 Act” has the meaning specified in the recitals.
      “1933 Act” means the Securities Act of 1933, as amended.
      “1934 Act” means the Securities Exchange Act of 1934, as amended.
      “Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.
      “Party” and “Parties” each has the meaning specified in the preamble.
      “Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.
      “Protected Persons” has the meaning specified in paragraph 9.2.
      “Proxy Statement/ Prospectus” has the meaning specified in paragraph 4.1(p).
      “Registration Statement” has the meaning specified in paragraph 4.1(p).
      “Reorganization” has the meaning specified in the recitals.
      “SEC” means the U.S. Securities and Exchange Commission.
      “Shell GST Funds” means the Goldman Sachs Strategic International Equity Fund, Goldman Sachs Structured Small Cap Value Fund and Goldman Sachs Structured Small Cap Growth Fund of GST (each of which has no assets and liabilities and no operating history prior to the Reorganization).
      “State Street” has the meaning specified in paragraph 2.4.
      “Transaction Party” has the meaning specified in paragraph 1.1.
      “Valuation Time” has the meaning specified in paragraph 2.6.
[SIGNATURE PAGE FOLLOWS]

      IN WITNESS WHEREOF, the Parties and AXA, GSAM and GSAMI have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

AXA ENTERPRISE FUNDS TRUST

By:

Name: Steven M. Joenk

Title:	President and Chief Executive Officer

GOLDMAN SACHS TRUST

By:

Name: James Fitzpatrick

Title:	Vice President

Solely for purposes of Article VII and Paragraphs 1.3, 1.5, 2.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11, 10.14 and 10.15

AXA EQUITABLE LIFE
INSURANCE COMPANY

By:

Name:
Title:

Solely for purposes of Article VII and Paragraphs 4.2(i), 5.1, 5.11, 5.13, 9.2, 10.5, 10.11, 10.14 and 10.15

GOLDMAN SACHS
ASSET MANAGEMENT, L.P.

By:

Name: James Fitzpatrick

Title:	Managing Director

Solely for purposes of Paragraphs 4.2(i), 5.1, 5.11, 9.2, 10.5, 10.11, 10.14 and 10.15

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL

By:

Name: Ted Sotir

Title:	President

EXHIBIT A
AXA Enterprise Funds and Corresponding Goldman Sachs Funds Transaction Parties

AXA Enterprise Funds	GST Funds

AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares

AXA Enterprise Funds	GST Funds

AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio
Class A Shares	ILA Service Shares
Class B Shares	ILA B Shares
Class C Shares	ILA C Shares
Class Y Shares	ILA Service Shares

APPENDIX B
Comparison of Other Investment Practices
and Investment Securities of the AXA Enterprise and GST Funds
      The tables below compare some of the investment techniques that may (but are not required to) be used by an AXA Enterprise Fund in seeking to achieve its investment objective with those that may be used by a GST Fund. Numbers in this table show allowable usage only; for actual usage, consult the AXA Enterprise Funds’ or GST Fund’s annual/semi-annual reports.
AXA Enterprise Capital Appreciation Fund and Goldman Sachs Structured U.S. Equity Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Capital Appreciation		Structured
— Not permitted	Fund		U.S. Equity Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Currency Swaps	•		—
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•	[3]
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	•		•	[5]
Repurchase Agreements	•		•
Reverse Repurchase Agreements	•		—
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[6]	—
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into futures transactions only with respect to the S&P 500® Index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

6.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of net assets (including borrowing for investment purposes) (Roman type)	AXA Enterprise	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Capital Appreciation	Structured
— Not permitted	Fund	U.S. Equity Fund

Investment Securities
American and Global Depositary Receipts	•	•
Asset-Backed and Mortgage-Backed Securities	•	—
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	•	90	+
Emerging Country Securities	•	—
Fixed Income Securities	•	10	1.3
Foreign Government Securities	•	—
Foreign Securities	•	•	[4]
Mortgage-Backed Securities	•	—
Non-Investment Grade Fixed Income Securities	•	—	[3]
Real Estate Investment Trusts	•	•
Structured Securities	—	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The GST Fund may invest in bank obligations issued by U.S. or foreign banks.

2.	The GST Fund has no minimum rating criteria for convertible debt securities.

3.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s or Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment).

4.	Equity securities of foreign issuers must be traded in the United States.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Deep Value Fund and Goldman Sachs Large Cap Value Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)			Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	AXA Enterprise		Large Cap
— Not permitted	Deep Value Fund		Value Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	—		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[3]	•		•
Options on Securities and Securities Indices	•		•	[4]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[5]	25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may purchase and sell call and put options.

4.	The GST Fund may sell covered call and put options and purchase call and put options.

5.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of net assets (including borrowing for investment purposes) (Roman type)		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	AXA Enterprise	Large Cap
— Not permitted	Deep Value Fund	Value Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed and Mortgage-Backed Securities	•	•	[1]
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	•	80	+
Emerging Country Securities	20	25	[3]
Fixed Income Securities	•	20	[4]
Foreign Securities	20	25	[3]
Foreign Government Securities	•	—
Mortgage Backed Securities	•	•
Non-Investment Grade Fixed Income Securities	•	10	[5]
Real Estate Investment Trusts	•	•
Structured Securities	•	•	[6]
Temporary Investments	100	100
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities.

2.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.

3.	The GST Fund may invest up to 25% of its net assets in foreign securities, including emerging country securities.

4.	Except as noted under “Convertible Securities” and “Non-Investment Grade Fixed Income Securities,” fixed income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO).

5.	May be BB or lower by S&P, Baa or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

6.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Equity Fund and Goldman Sachs Structured Large Cap Growth Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)			Goldman Sachs
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)			Structured
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	AXA Enterprise		Large Cap
— Not permitted	Equity Fund		Growth Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Currency Swaps	•		—
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•	[3]
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	•		•	[5]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[6]	—
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into future transactions only with respect to a representative index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

6.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)		Goldman Sachs
10 Percent of net assets (including borrowing for investment purposes) (Roman type)		Structured
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	AXA Enterprise	Large Cap
— Not permitted	Equity Fund	Growth Fund

Investment Securities
American, European and Global Depositary Receipts	•	•	[1]
Asset-Backed Securities	•	—
Bank Obligations	•	•	[2]
Convertible Securities	•	•	[3]
Corporate Debt Obligations	•	•	[2]
Equity Investments	80 +	80	+
Emerging Country Securities	20	—
Fixed Income Securities	•	20	[2,4]
Foreign Government Securities	•	—
Foreign Securities	20	•	[5]
Non-Investment Grade Fixed Income Securities	•	—	[4]
Real Estate Investment Trusts	•	•
Structured Securities	—	•	[6]
Temporary Investments	100	35
U.S. Government Securities	•	•	[2]

1.	The GST Fund may not invest in EDRs.

2.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The GST Fund may invest in bank obligations issued by U.S. or Foreign banks.

3.	The GST Fund has no minimum rating criteria for convertible debt securities.

4.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO).

5.	Equity securities of foreign issuers must be traded in the United States.

6.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Equity Income Fund and Goldman Sachs Growth and Income Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)			Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	AXA Enterprise		Growth and
— Not permitted	Equity Income Fund		Income Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps	•		—
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[3]	•		•
Options on Securities and Securities Indices	•		•	[4]
Repurchase Agreements	•		•
Reverse Repurchase Agreements	•		—
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[5]	25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	Each Fund may purchase and sell call and put options.

4.	The GST Fund may sell covered call and put options and purchase call and put options.

5.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of net assets (including borrowing for investment purposes) (Roman type)		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	AXA Enterprise	Growth and
— Not permitted	Equity Income Fund	Income Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	•	[1]
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80 +	65	+
Emerging Country Securities	•	25	[3]
Fixed Income Securities	•	35	[4]
Foreign Securities	•	25	[3]
Foreign Government Securities	•	—
Mortgage-Backed Securities	—	•	[1]
Non-Investment Grade Fixed Income Securities	•	10	[5]
Real Estate Investment Trusts	•	•
Structured Securities	—	•	[6]
Temporary Investments	100	100
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities.

2.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.

3.	The GST Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.

4.	Except as noted under “Convertible Securities” and “Non-Investment Grade Fixed Income Securities,” fixed income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO).

5.	May be BB or lower by S&P, Baa or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

6.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Growth and Income Fund and Goldman Sachs Growth and Income Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Growth and		Growth and
— Not permitted	Income Fund		Income Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps	•		—
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[3]	•		•
Options on Securities and Securities Indices	•		•	[4]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[5]	25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	Each Fund may purchase and sell call and put options.

4.	The GST Fund may sell covered call and put options and purchase call and put options.

5.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of net assets (including borrowing for investment purposes) (Roman type)	AXA Enterprise	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Growth and	Growth and
— Not permitted	Income Fund	Income Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	•	[1]
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	•	65	+
Emerging Country Securities	•	25	[3]
Fixed Income Securities	•	35	[4]
Foreign Securities	•	25	[3]
Foreign Government Securities	•	—
Mortgage-Backed Securities	—	•	[1]
Non-Investment Grade Fixed Income Securities	•	10	[5]
Real Estate Investment Trusts	•	•
Structured Securities	—	•	[6]
Temporary Investments	100	100
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities.
2.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.
3.	The GST Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.
4.	Except as noted under “Convertible Securities” and “Non-Investment Grade Fixed Income Securities,” fixed income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO).
5.	May be BB or lower by S&P, Baa or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.
6.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise International Growth Fund and Goldman Sachs Strategic International Equity Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)			Goldman Sachs
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Strategic
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	International		International
— Not permitted	Growth Fund		Equity Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Currency Swaps	•		•	[1]
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[2]	•		•
Options on Securities and Securities Indices	•		•	[3]
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[4]	25
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of a net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Each Fund may purchase and sell call and put options.

3.	The GST Fund may sell covered call and put options and purchase call and put options.

4.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)		Goldman Sachs
10 Percent of net assets (including borrowing for investment purposes) (Roman type)	AXA Enterprise	Strategic
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	International	International
— Not permitted	Growth Fund	Equity Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	•	[1]
Bank Obligations	•	•	[2,3]
Convertible Securities	•	•
Corporate Debt Obligations	•	•	[1]
Equity Investments	80 +	80	+
Emerging Country Securities	•	•
Fixed Income Securities	•	20	[3]
Foreign Securities	•	•
Foreign Government Securities	•	•	[1]
Mortgage-Backed Securities	—	•	[1]
Non-Investment Grade Fixed Income Securities	•	•	[1,4]
Real Estate Investment Trusts	•	•
Structured Securities	—	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities.

2.	Issued by U.S. or foreign banks.

3.	Except as noted under “Non-Investment Grade Fixed-Income Securities,” fixed-income securities are investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment).

4.	May be BB or lower by S&P, Baa or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	AXA Enterprise		Goldman Sachs
— Not permitted	Large Cap Growth		Capital Growth Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps	•		—
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[3]	•		•
Options on Securities and Securities Indices	•		•	[4]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[5]	25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of the GST Fund’s net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	Each Fund may purchase and sell call and put options.

4.	The GST Fund may sell covered call and put options and purchase call and put options.

5.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of net assets (including borrowing for investment purposes) (Roman type)	AXA Enterprise	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Large Cap	Capital Growth
— Not permitted	Growth Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	•	[1]
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	•	90	+
Emerging Country Securities	•	10	[3]
Fixed Income Securities	•	•	[4]
Foreign Securities	•	25	[3]
Foreign Government Securities	•	—
Mortgage-Backed Securities	—	•	[1]
Non-Investment Grade Fixed Income Securities	•	10	[5]
Real Estate Investment Trusts	•	•
Structured Securities	—	•	[6]
Temporary Investments	100	100
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities

2.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.

3.	The GST Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.

4.	Except as noted under “Convertible Securities” and “Non-Investment Grade Fixed Income Securities,” fixed income securities must be investment grade.

5.	May be BB or lower by S&P, Baa or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

6.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Small Company Growth Fund and Goldman Sachs Structured Small Cap Growth Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)			Goldman Sachs
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Structured
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Small Company		Small Cap
— Not permitted	Growth Fund		Growth Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•	[3]
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	•		•	[5]
Repurchase Agreements	•		•
Reverse Repurchase Agreements	•		—
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[6]	—
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into futures transactions only with respect to a representative index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

6.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (excluding securities lending collateral) (Italic type)		Goldman Sachs
10 Percent of net assets (including borrowing for investment purposes) (Roman type)	AXA Enterprise	Structured
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Small Company	Small Cap
— Not permitted	Growth Fund	Growth Fund

Investment Securities
American and Global Depositary Receipts	•	•
Asset-Backed Securities	•	—
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80 +	80	+
Emerging Country Securities	•	—
Fixed Income Securities	•	20	1.3
Foreign Securities	•	•	[4]
Non-Investment Grade Fixed Income Securities	•	—	[3]
Real Estate Investment Trusts	•	•
Structured Securities	•	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The GST Fund may invest in bank obligations issued by U.S. or foreign banks.

2.	The GST Fund has no minimum rating criteria for convertible debt securities.

3.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment).

4.	Equity securities of foreign issuers must be traded in the United States.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Small Company Value Fund and Goldman Sachs Structured Small Cap Value Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Small Company		Structured Small Cap
— Not permitted	Value Fund		Value Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•	[3]
Investment Company Securities (including iSharessm and Standard & Poor’s Depositary Receiptstm)	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	•		•	[5]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	•	[6]	—
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into futures transactions only with respect to a representative index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

6.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Small Company	Structured Small Cap
— Not permitted	Value Fund	Value Fund

Investment Securities
American and Global Depositary Receipts	•	•
Asset-Backed Securities	•	—
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80 +	80	+
Emerging Country Securities	•	—
Fixed Income Securities	•	20	[1,3]
Foreign Securities	•	•	[4]
Non-Investment Grade Fixed Income Securities	•	—	[3]
Real Estate Investment Trusts	•	•
Structured Securities	—	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The GST Fund may invest in bank obligations issued by U.S. or foreign banks.

2.	The GST Fund has no minimum rating criteria for convertible debt securities.

3.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment).

4.	Equity securities of foreign issuers must be traded in the United States.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Government Securities Fund and Goldman Sachs Government Income Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)	AXA Enterprise
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	Government		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Securities		Government
— Not permitted	Fund		Income Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	—		•	[1]
Currency Options and Futures	•		—
Cross Hedging of Currencies	•		—
Financial Futures Contracts	•		•
Forward Foreign Currency Exchange Contracts	•		—
Interest Rate Floors, Caps and Collars	—		•
Mortgage Dollar Rolls	•		•
Mortgage Swaps	—		•	[1]
Options (including Options on Futures)	•		•
Options on Foreign Currencies	•		—
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

10 Percent of total assets (including securities lending collateral) (Italic type)	AXA Enterprise
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	Government	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Securities	Government
— Not permitted	Fund	Income Fund

Investment Securities
Asset-Backed Securities	•	•
Bank Obligations	•	•
Corporate Debt Obligations	•	•
Floating and Variable Rate Obligations	•	•
Mortgage-Backed Securities
Adjustable Rate Mortgage Loans	•	•
Collateralized Mortgage Obligations	•	•
Fixed Rate Mortgage Loans	•	•
Government Issued Mortgaged-Backed Securities	•	•
Multiple Class Mortgage-Backed Securities	•	•
Privately Issued Mortgage-Backed Securities	•	•
Stripped Mortgage-Backed Securities	•	•
Structured Securities	•	• [1]
Taxable Municipal Securities	•	•
Tax-Free Municipal Securities	•	•
Temporary Investments	100	•
Trust Preferred Securities	—	•
U.S. Government Securities	80 +	80 +

1.	The GST Fund is limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise Short Duration Bond Fund and Goldman Sachs Enhanced Income Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Short Duration		Enhanced
— Not permitted	Bond Fund		Income Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	•		•	[1]
Currency Swaps	•		—
Financial Futures Contracts	•		•
Interest Rate Floors, Caps and Collars	—		•
Mortgage Dollar Rolls	•		—
Mortgage Swaps	•		—
Options (including Options on Futures)	•		•
Repurchase Agreements	•		•	[2]
Reverse Repurchase Agreements	•		—
Securities Lending	33	1/3	33	1/3
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	The GST Fund may enter into repurchase agreements collateralized by securities issued by foreign governments.

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Short Duration	Enhanced
— Not permitted	Bond Fund	Income Fund

Investment Securities
Asset-Backed Securities	•	•
Bank Obligations	•	•
Convertible Securities	•	•
Corporate Debt Obligations	•	•
Emerging Country Securities	•	—
Floating and Variable Rate Obligations	•	•
Foreign Securities	20 [1]	• [2]
Mortgage-Backed Securities
Adjustable Rate Mortgage	•	—
Collateralized Mortgage Obligations	•	—
Fixed Rate Mortgage Loans	•	—
Government Issued Mortgage-Backed Securities	•	—
Multiple Class Mortgage-Backed Securities	•	—
Privately Issued Mortgage-Backed Securities	•	—
Stripped Mortgage-Backed Securities	•	—
Preferred Stock, Warrants and Rights	•	•
Structured Securities	•	• [3]
Taxable Municipal Securities	•	—
Tax-Free Municipal Securities	•	—
Temporary Investments	100	•
Trust Preferred Securities	—	•
U.S. Government Securities	•	•

1.	Limited to U.S. dollar denominated fixed income securities of foreign issuers.

2.	Includes issuers domiciled in one country and issuing securities denominated in the currency of another. Non-dollar securities are not permitted for the GST Fund.

3.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

AXA Enterprise High-Yield Bond Fund and Goldman Sachs High Yield Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	High-Yield		High Yield
— Not permitted	Bond Fund		Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	•		•	[1]
Currency Options and Futures	•		•
Cross Hedging of Currencies	•		•
Currency Swaps	•		•	[1]
Financial Futures Contracts	•		•
Forward Foreign Currency Exchange Contracts	•		•
Interest Rate Floors, Caps and Collars	—		•
Mortgage Dollar Rolls	•		—
Mortgage Swaps	•		•	[1]
Options (including Options on Futures)	•		•
Options on Foreign Currencies	•		•
Repurchase Agreements	•		•	[2]
Securities Lending	33	1/3	33	1/3
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	The GST Fund may enter into repurchase agreements collateralized by securities issued by foreign governments.

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	High Yield	High Yield
— Not permitted	Bond Fund	Fund

Investment Securities
Asset-Backed Securities	•	•
Bank Obligations	•	•
Convertible Securities	•	•
Corporate Debt Obligations	•	•
Emerging Country Securities	•	25	[1]
Floating and Variable Rate Obligations	•	•
Foreign Securities	•	•	[1,2]
Loan Participations	•	•
Mortgage-Backed Securities
Adjustable Rate Mortgage	—	•
Collateralized Mortgage Obligations	—	•
Fixed Rate Mortgage Loans	—	•
Government Issued Mortgage-Backed Securities	—	•
Multiple Class Mortgage-Backed Securities	—	•
Privately Issued Mortgage-Backed Securities	—	•
Stripped Mortgage-Backed Securities	—	•
Lower Grade Fixed Income Securities	80 +	80	+[3]
Preferred Stock, Warrants and Rights	•	•
Structured Securities	—	•	[4]
Taxable Municipal Securities	—	•
Tax-Free Municipal Securities	—	•
Temporary Investments	100	•	[5]
Trust Preferred Securities	—	•
U.S. Government Securities	•	•

1.	The GST Fund may invest up to 25% of its total assets in securities not denominated in U.S. dollars and in emerging country securities denominated in any currency. If the GST Fund’s position is hedged against currency risk, such position is not counted when calculating compliance with this 25% limitation.

2.	Includes issuers domiciled in one country and issuing securities denominated in the currency of another.

3.	The GST Fund will invest at least 80% of its net assets in lower grade securities under normal circumstances.

4.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

5.	The GST Fund may for this purpose invest in investment grade and high grade securities without limit.

AXA Enterprise Tax-Exempt Income Fund and Goldman Sachs Municipal Income Fund:

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise		Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Tax-Exempt		Municipal
— Not permitted	Income Fund		Income Fund

Investment Practices
Borrowing	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	—		•	[1]
Financial Futures Contracts	•		•
Interest Rate Floors, Caps and Collars	—		•
Options (including Options on Futures)	•		•
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Standby Commitments and Tender Option Bonds	—		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing for investment purposes) (Roman type)	AXA Enterprise	Goldman Sachs
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Tax-Exempt	Municipal
— Not permitted	Income Fund	Income Fund

Investment Securities
Asset-Backed Securities	•	•
Convertible Securities	•	•
Corporate Debt Obligations	•	•
Floating and Variable Rate Obligations	•	•
Structured Securities	•	•	[1]
Taxable Municipal Securities	20	20
Tax-Free Municipal Securities[2]	80 +	80	+
Temporary Investments	100	•	[3]
Trust Preferred Securities	—	•
U.S. Government Securities	•	•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	The AXA Enterprise Fund and GST Fund will invest at least 80% of their net assets in investments, the interest on which is exempt from federal income tax.

3.	The AXA Enterprise Fund and GST Fund and may invest no more than 20% of their net assets in taxable investments under normal market conditions. Under unusual conditions, taxable investments may exceed this percentage.

AXA Enterprise Money Market Fund and Goldman Sachs ILA Prime Obligations Portfolio:

	AXA Enterprise	Goldman Sachs
• Permitted	Money Market	ILA Prime Obligations
— Not permitted	Fund	Portfolio

Investment Policies
U.S. Treasury Obligations	•	•[1]
U.S. Government Securities	•	•
Bank Obligations	•	•
(U.S. banks only)[2]
Commercial Paper	•	•
Short-Term Obligations of Corporations and Other Entities	•	•
(U.S. entities only)
Repurchase Agreements	•	•
Asset Backed and Receivables Backed Securities	•	•[3]
Foreign Securities	•	—
Municipals	•	•[4]
Custodial Receipts	—	•
Unrated Securities[5]	•	•
Investment Companies	•	•
	(Up to 10% of total assets in other investment companies)	(Up to 10% of total assets in other investment companies)
Private Activity Bonds	•	•
Credit Quality	First Tier[6]	First Tier[6]

1.	Issued or guaranteed by the U.S. Treasury.

2.	Including foreign branches of U.S. banks.

3.	To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

4.	The GST Fund will only make such investments when yields on such securities are attractive compared to other taxable investments.

5.	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to first tier securities. In addition, a Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

6.	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating by that NRSRO or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

APPENDIX C
Comparison of the Investment Restrictions of the
AXA Enterprise and GST Funds
      This section briefly compares and contrasts certain fundamental and non-fundamental investment restrictions of each AXA Enterprise Fund with those of its corresponding GST Fund. More complete information may be found in the respective statements of additional information for the AXA Enterprise Funds and the GST Funds.
      Unless otherwise indicated, the restrictions discussed below are fundamental policies of an AXA Enterprise or GST Fund. This means that they cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the AXA Enterprise Funds and GST Funds by the Boards of Trustees of AXA Enterprise Funds and GST, respectively.
      Maintenance of Status as a “Diversified Company.” All the AXA Enterprise Funds and GST Funds are “diversified companies” as defined by the 1940 Act. A “diversified company” is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities and other securities. Investments in other securities are limited as to any one issuer to: (1) an amount no greater than 5% of the value of the total assets of the Fund; and (2) not more than 10% of the outstanding voting securities of the issuer. The AXA Enterprise Funds employ the following non-fundamental policy with respect to this diversification restriction: mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company. As money market funds, the AXA Enterprise Money Market Fund and Goldman Sachs Liquid Assets Prime Obligations Portfolio are subject to additional diversification requirements under Rule 2a-7 of the 1940 Act.
      Issuance of Senior Securities. The AXA Enterprise Funds may not issue senior securities, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the AXA Enterprise Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance. For purposes of this restriction, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security. The GST Funds are prohibited from issuing senior securities except to the extent such issuance would not violate applicable law.
      Borrowings. The AXA Enterprise Funds may not borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the AXA Enterprise Fund’s total assets at the time of the borrowing, except that each AXA Enterprise Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of this restriction, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be a borrowing or a pledge of assets.
      Each GST Fund has a fundamental investment restriction of not borrowing money, except: (1) each GST Fund (except the Goldman Sachs Strategic International Equity Fund, Structured Small Cap Growth Fund and Structured Small Cap Value Fund) may borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) the Goldman Sachs Strategic International Equity Fund, Structured Small Cap Growth Fund and Structured Small Cap Value Fund may to the extent permitted by applicable law, borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (3) each GST Fund may to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (4) each GST Fund may obtain short-term credits necessary for the clearance of purchases and sales of portfolio securities; (5) each GST Fund may purchase

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securities on margin to the extent permitted by applicable law; and (6) other than the Goldman Sachs Liquid Assets Prime Obligations Portfolio, each GST Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, each GST Fund has a non-fundamental policy prohibiting a GST Fund from purchasing additional securities if its borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets. (Notwithstanding the foregoing fundamental policy that would allow the Goldman Sachs ILA Prime Obligations Portfolio to borrow through reverse repurchase agreements, as of the date of this Proxy/ Prospectus, the Portfolio does not engage in reverse repurchase transactions as a matter of non-fundamental policy which may be changed or amended by action of the GST Board of Trustees without approval of shareholders.)
      As a non-fundamental policy, both the AXA Enterprise Funds and the GST Funds may not purchase additional securities if a Fund’s borrowings exceed 5% of its total assets (AXA Enterprise Funds) and 5% of its net assets (GST Funds).
      Securities Underwriting. Both the AXA Enterprise Funds and the GST Funds have similar restrictions with respect to securities underwriting. Neither the AXA Enterprise Funds nor the GST Funds may underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting.
      Concentration in Industries. Both the AXA Enterprise Funds and the GST Funds have a similar restriction generally prohibiting them from investing 25% or more of their respective total assets in the securities of one or more issuers conducting their principal business activities in the same industry. The AXA Enterprise Funds may not purchase any security if, as a result of that purchase, 25% or more of a Fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities. The following interpretation applies to, but is not a part of this fundamental restriction with respect to the AXA Enterprise Money Market Fund, certificates of deposit or securities issued and guaranteed by banks will not be considered to have been issued by issuers having their principal business activities in the same industry.
      For purposes of applying this restriction to the Goldman Sachs Enhanced Income, High Yield Income, Government Income and Municipal Income Funds, the GST Funds may not invest more than 25% of their total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). (For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents.) This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities. The Municipal Income Fund may invest 25% or more of the value of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one municipal security would also affect the other municipal securities. These municipal securities include (a) municipal securities, the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal securities whose issuers are in the same state; and (c) industrial development obligations.
      For purposes of applying this restriction to the Goldman Sachs ILA Prime Obligations Portfolio, the Goldman Sachs ILA Prime Obligations Portfolio may not purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the series to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Goldman Sachs ILA Prime Obligations Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper)

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issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations.
      For purposes of applying this restriction to the GST Funds, the U.S. Government or any of its agencies or instrumentalities are excluded.
      Purchases of Real Estate. The AXA Enterprise Funds may not purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The GST Funds may not purchase, hold or deal in real estate although the GST Funds may purchase or sell: (1) securities secured by real estate or interests in real estate, (2) securities of real estate investment trusts, (3) mortgage-related securities, and (4) may hold and sell real estate acquired by a Fund as a result of the ownership of securities.
      Commodities. The AXA Enterprise Funds may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. None of the GST Funds may invest in commodities or commodity contracts, except that the GST Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts.
      Investments in Other Investment Companies or Series Thereof. As a non-fundamental policy, the AXA Enterprise Funds may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that (i) this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and (ii) each AXA Enterprise Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act. This investment restriction will not prevent the AXA Enterprise Money Market Fund from investing all or a part of its assets in an open-end investment company with the same investment objective as the AXA Enterprise Fund. Notwithstanding any other fundamental investment restriction or policy, a GST Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the GST Fund.
      Loans. The AXA Enterprise Funds may not make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan. The GST Funds may not make loans except through (1) the purchase of debt obligations in accordance with each GST Fund’s investment objective and policies; (2) repurchase agreements with banks, brokers, dealers and other financial institutions; (3) loans of securities as permitted by applicable law; and (4) with respect to the Goldman Sachs Strategic International Equity Fund, Structured Small Cap Growth Fund and Structured Small Cap Value Fund, loans to affiliates of the GST Funds to the extent permitted by law.
      Investments in Illiquid Securities. As a non-fundamental limitation, each AXA Enterprise Fund, except the AXA Enterprise Money Market Fund, will not invest more than 15% of its net assets in illiquid securities. The AXA Enterprise Money Market Fund will not invest more than 10% of its net assets in illiquid securities. As a non-fundamental limitation, the GST Funds may not acquire any illiquid (not readily marketable) investments if more than 15% of their net assets (10% of the net assets with respect to the ILA Prime Obligations Portfolio) would be invested in illiquid investments.
      Investments for Purposes of Exercising Control. As a non-fundamental policy, the GST Funds are restricted from investing in companies for the purpose of exercising control or management. The AXA Enterprise Funds have no similar restriction.

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      Short Sales of Securities. As a non-fundamental restriction, the AXA Enterprise Funds may not engage in short sales of securities or maintain a short position, except that each AXA Enterprise Fund may (a) engage in covered short sales and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. As a non-fundamental limitation, the GST Funds may not make short sales of securities, except short sales against-the-box.
      Purchases of Securities on Margin. As a non-fundamental limitation, each of the AXA Enterprise Funds may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each AXA Enterprise Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. As a fundamental policy, the GST Funds may purchase securities on margin to the extent permitted by applicable law.

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APPENDIX D
Comparison of Shareholder Transactions and Services of the
AXA Enterprise Funds and the GST Funds
      This appendix compares the shareholder transactions and services of the AXA Enterprise Funds and their corresponding GST Funds. The following is qualified in its entirety by the more detailed information in the prospectuses for the AXA Enterprise Funds and GST Funds, which are incorporated by reference into this Proxy/ Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.
          Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions
      AXA Enterprise Funds Class Y Shares and; GST Funds Institutional Shares. AXA Enterprise Funds Class Y Shares and GST Funds Institutional Shares are offered at net asset value with no front-end sales charges or CDSC. The minimum investment amount for purchasing Class Y Shares generally is $1,000,000. For GST Funds Institutional Shares, the minimum investment is $1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates.
      AXA Enterprise Funds Class A Shares. There is a maximum sales charge of 4.75% for Class A Shares of all AXA Enterprise Funds (other than the AXA Enterprise Money Market Fund and the AXA Enterprise Short Duration Bond Fund); and a 3.50% maximum sales charge for Class A Shares of the AXA Enterprise Short Duration Bond Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares. There is no sales charge for the AXA Enterprise Money Market Fund.
      GST Funds Class A Shares. There is a maximum sales charge of 5.5% for Class A Shares of the Goldman Sachs Structured U.S. Equity Fund, Large Cap Value Fund, Structured Large Cap Growth Fund, Growth and Income Fund, Strategic International Equity Fund, Capital Growth Fund, Structured Small Cap Growth Fund, Structured Small Cap Value Fund, and a maximum sales charge of 4.5% for Class A Shares of the Goldman Sachs Government Income Fund, High Yield Fund and Municipal Income Fund. There is a maximum sales charge of 1.50% for Class A Shares of the Goldman Sachs Enhanced Income Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares.
          Reduction of Sales Charges
Sales Charges for AXA Enterprise Funds Class A Shares
      Sales charges on Class A Shares of AXA Enterprise Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:
      All AXA Enterprise Funds (other than the AXA Enterprise Short Duration Bond Fund and the AXA Enterprise Money Market Fund):

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price*	Offering Price	Net Asset Value

Up to $99,999	4.75%	4.99%
$100,000 but less than $250,000**	3.75%	3.90%
$250,000 but less than $500,000**	2.50%	2.56%
$500,000 but less than $1,000,0000**	2.00%	2.04%
$1,000,000 and over**	None	None

*	In determining the amount of your investment and the applicable sales charge, the AXA Enterprise Fund will include all shares you are currently purchasing in all of the AXA Enterprise Funds (including funds of Multimanager Trust and Enterprise Group).

**	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Code, or participants of such plans, invest $100,000 or more ($500,000 or more, in the case of Traditional IRAs, IRA rollovers, Coverdell ESAs or Roth IRAs) or if you invest $1,000,000 or more in Class A Shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the shares within 12 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The dealer discount or agency fee as a percentage of the offering price for these purchases of less than $5,000,000 of Class A Shares will be 1%.
     Class A Sales Charges for AXA Enterprise Short Duration Bond Fund:

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price*	Offering Price	Net Asset Value

Less than $100,000	3.50%	3.63%
$100,000 but less than $250,000**	2.50%	2.56%
$250,000 but less than $500,000**	2.00%	2.04%
$500,000 but less than $1,000,0000**	1.50%	1.52%
$1,000,000 and over**	None	None

*	In determining the amount of your investment and the applicable sales charge, the AXA Enterprise Fund will include all shares you are currently purchasing in all of the AXA Enterprise Funds.

**	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Code, or participants of such plans, invest $100,000 or more ($500,000 or more, in the case of Traditional IRAs, IRA rollovers, Coverdell ESAs or Roth IRAs) or if you invest $1,000,000 or more in Class A Shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the shares within 12 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The dealer discount or agency fee as a percentage of the offering price for these purchases of less than $5,000,000 of Class A Shares will be 1%.
Purchases and Sales of Shares of the AXA Enterprise Money Market Fund
      Initial purchases of shares of the AXA Enterprise Money Market Fund are not subject to a sales charge. However, an investor will have to pay a sales charge if the investor exchanges Class A Shares of the AXA Enterprise Money Market Fund for Class A Shares of another AXA Enterprise Fund, unless the investor has already paid a sales charge on those shares. In addition, if the investor exchanges Class B or Class C Shares of the AXA Enterprise Money Market Fund for Class B or Class C Shares of another AXA Enterprise Fund, the shares received in the exchange will become subject to a CDSC.
      When an investor exchanges Class B Shares of another AXA Enterprise Fund into Class B Shares of the AXA Enterprise Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A Shares will continue to run while the investor holds his Class B Shares of the AXA Enterprise Money Market Fund. When an investor exchanges Class C Shares of another AXA Enterprise Fund into Class C Shares of the AXA Enterprise Money Market Fund, the holding period for purposes of determining the CDSC will continue to run while the investor holds his Class C Shares of the AXA Enterprise Money Market Fund. If the investor chooses to redeem those AXA Enterprise Money Market Fund shares, the applicable CDSC will apply.
Sales Charges for GST Funds Class A Shares
      Sales charges on Class A Shares of GST Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels, as follows:
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Structured Small Cap Growth Fund

Goldman Sachs Structured Small Cap Value Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00% *	0.00% *

*	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.
Goldman Sachs Government Income Fund
Goldman Sachs High Yield Fund
Goldman Sachs Municipal Income Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested

Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00% *	0.00% *
Goldman Sachs Enhanced Income Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested

Less than $500,000	1.50%	1.52%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or more	0.00%	0.00%

*	No sales charge is payable at the time of purchase of Class A Shares of $1 million ($500,000 in the case of the Goldman Sachs Short Duration Government Fund) or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.
     The reduced sales charges on AXA Enterprise Funds Class A Shares and GST Class A Shares described above are available through:
          Rights of Accumulation

AXA Enterprise Funds Class A Shares
      An investor is entitled to a reduced sales charge on additional purchases of Class A shares of an AXA Enterprise Fund if the value of the investor’s existing aggregate holdings at the time of the additional purchase, calculated at the then applicable net asset value per share or the initial purchase price less any redemptions, whichever is higher, plus the amount of the additional purchase equals $100,000 or more. The investor’s discount is determined based on the schedule listed above under “Sales Charges for AXA Enterprise Funds Class A Shares.” For purposes of determining the discount, AXA Enterprise Funds will aggregate holdings of fund shares of the investor’s spouse, immediate family or accounts the investor controls, whether as a single investor or trustee, provided that the investor notifies AXA Enterprise Funds of the applicable accounts at the time of his/her additional investment by providing AXA Enterprise Funds with appropriate documentation, including the account numbers for all accounts that the investor is seeking to aggregate.

GST Class A Shares
      When buying Class A Shares in GST Funds, the current aggregate investment determines the initial sales charge an investor will pay. An investor may qualify for reduced sales charges when the current market value of holdings across Class A, Class B and/or Class C Shares, plus new purchases, reaches $50,000 or more (except for the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Municipal Income Fund, all of which require an aggregate of $100,000 or more, and the Goldman Sachs Enhanced Income Fund which requires an aggregate of $500,000 or more). Class A, Class B and/or Class C Shares of any of the GST Funds may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the GST Funds and any other GST Fund of GST purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the GST Funds and Class A, Class B and/or Class C Shares of any other GST Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales charge, an investor or the investor’s Authorized Dealer must notify the GST Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of appropriate records.
          Letter of Intent

AXA Enterprise Funds Class A Shares
      An investor is entitled to a reduced sales charge if he/she executes a Letter of Intent to purchase $100,000 or more of Class A Shares at the public offering price within a period of 13 months. The discount will be determined based on the schedule listed above under “Sales Charges for AXA Enterprise Funds Class A Shares.” The minimum initial investment under a Letter of Intent is 5% of the amount stated in the Letter of Intent. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the investor’s name) to secure payment of the higher sales charge that would apply to the shares actually purchased if the full amount stated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount has been purchased, the escrow will be released. If an investor wishes to enter into a Letter of Intent, he/she should complete the appropriate portion of the new account application. At the investor’s request, purchases made during the previous 90 days may be included.

GST Class A Shares
      An investor may obtain a reduced sales charge by means of a written Statement of Intention which expresses his/her non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of one or more of the GST Funds (except for the Goldman Sachs Government Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Municipal Income Fund, all of which require an aggregate of $100,000 or more, and the Goldman Sachs Enhanced Income Fund which requires an aggregate of $500,000 or more). Any investments made during the period will receive the discounted sales charge based on the full amount of the investment commitment. At the investor’s request, purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By selecting the Statement of Intention, the investor authorizes the Transfer Agent to escrow and redeem Class A Shares in his/her account to pay this additional charge.

     Sales Charge and CDSC Waivers — AXA Enterprise Funds and GST Fund Shares — Class A Shares
      No sales charge or CDSC will be assessed on AXA Enterprise Fund Shares or GST Fund Shares sold to the following individuals or entities, or under the following conditions:

AXA Enterprise Funds	GST Funds

Financial institutions and other financial institutions’ trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.	Banks, trust companies or other types of depository institutions (Front end sales charge only (“FESC”) only).

Representatives and employees, or their immediate family members, of broker-dealers and other intermediaries that have entered into selling or service arrangements with the Enterprise Fund Distributors, Inc.	Any employee or registered representative of any authorized dealer or their respective spouses, children and parents (FESC only).

Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares.	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales commission with the purchase of shares of a GST Fund (FESC only).

Clients of fee-based/fee-only financial advisors.	Registered investment advisers investing for accounts for which they receive asset-based fees (FESC only).

State-sponsored Texas 529 qualified tuition savings plan.	State sponsored 529 Plan (FESC only).

Direct referrals by the Manager’s employees.	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor (FESC only).

Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of GST and designated family members of any of these individuals (FESC only).

AXA Enterprise Funds	GST Funds

Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”) that buy shares of a GST Fund worth $500,000 or more; or have 100 or more eligible employees at the time of purchase; or certify that they expect to have annual plan purchases of shares of GST Funds of $200,000 or more; or are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or have at the time of purchase aggregate assets of at least $2,000,000 (FESC only).

Accounts over which GSAM or its advisory affiliates have investment discretion (FESC only).

Qualified Employee Benefit Plans of Goldman Sachs (FESC only).

Non-qualified pension plan sponsored by employees who also sponsors qualified plans that qualify for an investment in Goldman Sachs Funds at NAV without the payment of any sales charge (FESC only).

Insurance company benefits accounts that make the Funds available as underlying investments in certain group annuity contracts (FESC only).

“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards (FESC only).

Shareholders receiving distributions from a qualified retirement plan invested in GST Funds and reinvesting such proceeds in a Goldman Sachs IRA in the same class (FESC only).

Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in GST Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity (FESC only).

AXA Enterprise Funds	GST Funds

Purchases of $1 million or more of Class A Shares will be made at net asset value with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, a CDSC of 1% may be imposed. The CDSC may not be imposed if your authorized dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs (FESC only).
      CDSC Waivers — AXA Enterprise Funds and GST Funds (All Share Classes)
      The CDSC may be waived or reduced if the redemption relates to:

AXA Enterprise Funds	GST Funds

Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under the Code Section 401(a) or from custodial accounts under the Code Section 403(b)(7), IRAs under the Code Section 408(a), participant-directed non-qualified deferred compensation plans under the Code IRC Section 457 and other employee benefit plans (“plans”), and returns of excess contributions made to these plans.	Retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans.

The death or disability (as defined in Section 72(m)(7) of the Code) of a participant or beneficiary in an Employee Benefit Plan.

Redemptions of shares of a shareholder (including a registered joint owner) who has died or has become totally disabled (as evidenced by a determination by the federal Social Security Administration).

Required minimum distributions from an IRA.	Satisfying the minimum distribution requirements of the Code.

Redemptions through a systematic withdrawal plan.

Redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy in accordance with the requirements of the Code, including substantially equal periodic payments described in the Code Section 72 prior to age 59 1/2 and required minimum distributions after age 70 1/2.	Shares subject to a systematic withdrawal plan (GST reserves the right to limit such redemptions, on an annual basis, to 10% each of the value of the shareholder’s Class A Shares.)

The liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum.	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan.

Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code.

The separation from service by a participant or beneficiary in an Employee Benefit Plan.

The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event.

AXA Enterprise Funds	GST Funds

Excess contributions distributed from an Employee Benefit Plan;

Distributions from a qualified Employee Benefit Plan invested in the GST Funds which are being rolled over to a Goldman IRA in the same share class.

Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.
      Repurchase of AXA Enterprise Funds Class A Shares. An investor repurchasing Class A Shares within 180 days of redeeming shares in the same class of the same AXA Enterprise Fund is eligible, upon request, for a sales charge waiver or a credit to the investor’s account with the amount of the CDSC previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. For federal income tax purposes, the original redemption is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Investors are advised to consult their tax advisor to determine how a redemption would affect them. The Enterprise Trust may modify or terminate the reinstatement privilege at any time.
      Repurchase of GST Class A Shares. An investor may redeem shares of a GST Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at net asset value. To be eligible for this privilege, the investor must hold the shares he wants to redeem for at least 30 days and he must reinvest the share proceeds within 90 days after redemption. An investor may reinvest in Class A Shares of the same GST Fund or another GST Fund.
      If an investor pays a CDSC upon redemption of Class A Shares and then reinvests in Class A Shares as described above, the account will be credited with the amount of the CDSC the investor paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable under a subsequent redemption.
      The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at net asset value in a tax-sheltered Employee Benefit Plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request. There may be tax consequences as a result of a redemption. Professional tax advice should be sought regarding the tax consequences of a redemption and reinvestment.
Distribution and Shareholder Servicing Arrangements
      AXA Enterprise Fund Class A Shares. AXA Enterprise Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class A Shares of the AXA Enterprise Funds. Under the AXA Enterprise Funds Class A Plan, AXA Enterprise Funds may pay to AXA Enterprise Funds’ distributor a maximum service fee for services provided to Class A shareholders equal to, on an annual basis, 0.25% of Class A Shares’ average daily net assets for each of the AXA Enterprise Funds. In addition to this service fee, Class A Shares may pay a maximum distribution fee of 0.20% (0.05% for the AXA Enterprise Money Market Fund) of their daily net assets. Currently, the AXA Enterprise Funds (except the Short Duration Bond Fund and Money Market Fund) pay their distributor a service and distribution fee equal to, on an annual basis, 0.45% of Class A Shares average daily net assets. Currently, the AXA Enterprise Short Duration Bond Fund’s service and distribution fees are limited to 0.25% for its Class A Shares and the AXA Enterprise Money Market Fund pays no service or distribution fees.

      AXA Enterprise Fund Class B Shares. AXA Enterprise has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class B Shares of the AXA Enterprise Funds. Under the AXA Enterprise Class B Plan, AXA Enterprise Funds may pay to AXA Enterprise Funds’ distributor maximum distribution fees equal to, on an annual basis, 0.75% (0.60% for the AXA Enterprise Money Market Fund) of average daily net assets attributable to Class B Shares of an AXA Enterprise Fund. The AXA Enterprise Funds’ distributor also may be paid a maximum service fee equal to an annual rate of 0.25% of the average net assets attributable to Class B Shares of the AXA Enterprise Funds. Currently, the AXA Enterprise Fund (except the Money Market Fund) pay their distributor a service and distribution fee equal to 1.00% of the Class B Shares average daily net assets. Currently, the AXA Enterprise Money Market Fund pays no distribution or service fees.
      AXA Enterprise Fund Class C Shares. AXA Enterprise has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class C Shares of the AXA Enterprise Funds. The AXA Enterprise Funds’ distributor may be paid a maximum service fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class C Shares of an AXA Enterprise Fund. In addition, a maximum distribution fee equal to an annual rate of 0.75% (0.60% for the AXA Enterprise Money Market Fund) of the average daily net assets attributable to Class C Shares may be paid to the AXA Enterprise Funds’ distributor. Currently, the AXA Enterprise Funds (except the Money Market Fund) pay their distributor a service and distribution fee equal to 1.00% of the Class C Shares average daily net assets. Currently, the AXA Enterprise Money Market Fund pays no distribution or service fees.
      The compensation the AXA Enterprise Fund distributor receives under the AXA Enterprise Class A, Class B and Class C Shares Distribution Plans is for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares, including printing and mailing of the AXA Enterprise Funds’ prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, compensation to financial intermediaries and broker-dealers, and holding seminars and sales meetings with wholesale and retail sales personnel assigned to promote the distribution of shares.
      AXA Enterprise Fund Class Y Shares. Class Y Shares pay no distribution or service fees.
Sales charge, Distribution and Shareholder Servicing Arrangements for GST
      GST Class A Shares. GST has adopted a distribution and service plan (the “GST Class A Plan”) under which Class A Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class A Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a GST Fund attributable to Class A Shares.
      GST Class B Shares. GST has adopted a distribution and service plan (the “GST Class B Plan”) under which Class B Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class B Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services and personal account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a GST Fund attributable to Class B Shares.
      GST Class C Shares. GST has adopted a distribution and service plan (the “GST Class C Plan”) under which Class C Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class C Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services and personal account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a GST Fund attributable to Class C Shares.
      The distribution fees paid under the GST Class A, B and C Plans are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B or Class C Shares.
      GST Institutional Shares. GST Institutional Shares are not subject to a distribution plan or shareholder servicing plan.
      ILA Service Shares. GST has adopted a service plan and shareholder administration plan under which ILA Service Shares of the Goldman Sachs ILA Prime Obligations Portfolio bear personal and account maintenance services plus shareholder administration service paid to service organizations. Under the GST Service Plan, service organizations are entitled to receive payments for their service from GST equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.15% (annualized) for shareholder administrative services of the average daily net assets of the Service Shares of the Goldman Sachs ILA Prime Obligations Portfolio that are attributable to or held in the name of a service organization for its customers. In addition, GSAM, at its own expense may pay a service organization up to 0.10% of the average daily net assets of the Service Shares of the Goldman Sachs ILA Prime Obligations Portfolio. The compensation paid by GSAM does not represent an additional expense to the Goldman Sachs ILA Prime Obligations Portfolio or its shareholders, since it will be paid from the assets of GSAM.
          Contingent Deferred Sales Charges
      AXA Enterprise Funds Class B Shares. Class B Shares are sold at net asset value, without any sales charges at the time of purchase. However, there may be a CDSC on shares that is payable upon redemption. Initial purchases of Class B Shares of the AXA Enterprise Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into Class B Shares of another AXA Enterprise Fund. The holding period for purposes of timing the conversion to Class A Shares and determining the CDSC will continue to run after an exchange to Class B Shares of another AXA Enterprise Fund. The AXA Enterprise Funds will not accept single purchase orders for Class B shares over $100,000.
      The amount of the CDSC declines as you hold your shares over time, according to the following schedule.
AXA Enterprise Funds (except AXA Enterprise Money Market Fund)

CDSC as a Percentage
of Dollar Amount
Year since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	None
      Class B Shares will automatically convert to Class A Shares of the same AXA Enterprise Fund eight years after the end of the calendar month in which the purchase order for the Class B Shares was accepted. A pro rata portion of any Class B Shares acquired through reinvestment of dividends or distributions will convert along with Class B Shares that were purchased. Class A Shares are subject to lower expenses than Class B Shares. The conversion of Class B Shares to Class A Shares is not a taxable event for federal income tax purposes.
      GST Fund Class B Shares and ILA Class B Shares. As discussed further below, the CDSC schedule for the Corresponding GST Funds only differs in the third year from the AXA Enterprise Funds CDSC schedule. [Holders of AXA Enterprise Funds Class B Shares who receive GST Fund Class B Shares in connection with the Reorganization will be charged CDSCs on those GST Fund Class B Shares based on the [AXA Enterprise/ GST CDSC schedule set forth above/below.]] In addition, former AXA Enterprise Funds Class B shareholders will be credited for the period of time from the original date of purchase of the AXA Enterprise Funds Class B Shares for purposes of determining the amount of their CDSC, if any. GST Fund Class B Shares purchased after the Effective Time of the Reorganization will be charged CDSCs according to the GST Fund CDSC schedule below.
GST Funds

CDSC as a Percentage
of Dollar Amount
Year since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	None
      Class B Shares or ILA Class B Shares of a GST Fund will automatically convert into Class A Shares (Service Shares in the case of the Goldman Sachs ILA Prime Obligations Portfolio) of the same GST Fund at the end of the calendar quarter that is eight years after the purchase date.
      If an investor acquires Class B Shares of a GST Fund by exchange from Class B Shares of another GST Fund, his Class B Shares will convert into Class A Shares (Service Shares in the case of the Goldman Sachs ILA Prime Obligations Portfolio) of such GST Fund based on the date of the initial purchase and the CDSC schedule of that purchase.
      If an investor acquires Class B Shares through reinvestment of distributions, his Class B Shares will convert into Class A Shares (Service Shares in the case of the Goldman Sachs ILA Prime Obligations Portfolio) based on the date of the initial purchase of the shares on which the distribution was paid.
      A maximum purchase limitation of $100,000 in the aggregate normally applies to the purchase of Class B Shares or ILA Class B Shares of GST Funds. Once the current value of an investor’s Class B Shares or ILA Class B Shares in the aggregate across all GST Funds is equal to $100,000, an investor will not be allowed to purchase any additional Class B Shares or ILA Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause an investor’s holdings in Class B Shares to exceed $100,000 will be rejected.
      AXA Enterprise Funds Class C Shares. Class C Shares are sold at net asset value. A CDSC of 1% is imposed on redemptions of Class C Shares of the AXA Enterprise Funds within the first year after purchase. Initial purchases of Class C Shares of the Money Market Fund are not subject to a CDSC unless and until the shares are exchanged into Class C Shares of another AXA Enterprise Fund. The holding period for purposes of determining the CDSC will continue to run after an exchange to Class C Shares of another AXA Enterprise Fund. The AXA Enterprise Funds will not accept single purchase orders for Class C Shares over $1,000,000.
      Class A Shares of the Goldman Sachs Enhanced Income Fund are not subject to a CDSC. As a result, AXA Enterprise Short Duration Bond Fund Class C shareholders who received Class A Shares of the Goldman Sachs Enhanced Income Fund will no longer be subject to a CDSC.
      GST Fund Class C Shares and ILA Class C Shares. Class C Shares sold at net asset value. There is no front-end sales charge imposed on Class C Shares of the GST Funds, however, a maximum CDSC of 1.00% is imposed in the event of redemptions within 12 months of purchase (or initial investment in a GST Fund from which an exchange is made). No additional Class C Shares may be purchased by an investor either in an initial purchase or in subsequent purchases if the current market value of the shares owned and/or purchased is equal to or exceeds $1 million.
      For more information on the circumstances when the Class B Share CDSC will be waived see “CDSC Waivers — AXA Enterprise Funds and GST Funds.”

      Redemption Fees.
      All AXA Enterprise Funds, except the AXA Enterprise Money Market Fund, charge a 2% redemption fee if you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less. This fee is assessed and retained by an AXA Enterprise Fund for the benefit of the remaining shareholders. If the short-term trading fee is $50 or less, it may not be assessed on a redemption or exchange; however, during the 30-day period following a purchase or exchange, an AXA Enterprise Fund reserves the right to collect short-term trading fees relating to a series of transactions by a shareholder if, in the aggregate, the fees total more than $50. The AXA Enterprise Funds will use the “first in, first out” method to determine the shareholder’s holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the shareholder’s account. The AXA Enterprise Funds reserve the right to modify or discontinue the short-term trading fee at any time or from time to time.
      Goldman Sachs Strategic International Equity Fund, Goldman Sachs High Yield Fund and Goldman Sachs Municipal Income Fund charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less (60 calendar days in the case of the Goldman Sachs High Yield Fund). For this purpose, GST Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the GST Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the GST Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.
      The AXA Enterprise Funds and GST Funds do not assess a redemption fee with respect to certain transactions, specifically:

AXA Enterprise Funds	GST Funds

Shares purchased by the reinvestment of dividends or capital gain distributions;	Redemptions of shares acquired by reinvestment of dividends or capital gains distributions;

Shares redeemed or exchanged by the AXA Enterprise Allocation Funds or the portfolios of the Texas 529 qualified tuition savings plans;	Redemptions of shares by other Goldman Sachs Funds (e.g., Goldman Sachs Asset Allocation Portfolios);

Shares redeemed or exchanged through rebalancing, or asset reallocation, wrap fee, omnibus or other program approved by AXA Equitable;	Redemptions of shares that are acquired or redeemed in connection with participation in a systematic withdrawal program or automatic investment plan;

Redemptions of shares held through discretionary wrap programs or models programs that utilize regularly scheduled automatic rebalancing of assets and that have provided GSAM with a representation letter specifying certain operating policies and standards;

AXA Enterprise Funds	GST Funds

Shares redeemed or exchanged from the Money Market Fund; or Shares redeemed by an AXA Enterprise Fund to cover various fees (e.g., account fees).	Redemptions of shares involving transactions other than participant initiated exchanges from retirement plans and accounts maintained pursuant to Section 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code. Redemptions involving transactions other than participant initiated exchanges would include, for example: loans; required minimum distributions; rollovers; forfeiture; redemptions of shares to pay fees; plan level redemptions or exchanges; redemptions pursuant to systematic withdrawal programs; return of excess contribution amounts; hardship withdrawals; redemptions related to death, disability or qualified domestic relations order; and certain other transactions;

Redemptions of shares from accounts of financial institutions in connection with hedging services provided in support of nonqualified deferred compensation plans offering the GST Funds;

Redemption of shares where the GST Funds are made available as an underlying investment in certain group annuity contracts; or

Redemption of shares that are issued as part of an investment company reorganization to which a GST Fund is a party.

Redemption of shares representing “seed capital” investments by Goldman Sachs or its affiliates.
      Class A, Class B, Class C or Institutional Shares of the Goldman Sachs Strategic International Equity Fund, Goldman Sachs High Yield Fund and Goldman Sachs Municipal Income Fund issued on the closing date of the Reorganization to AXA Enterprise Funds shareholders in connection with the Reorganization will not be subject to a redemption fee. However, new purchase of Class A, Class B, Class C or Institutional Shares of the Goldman Sachs Strategic International Equity, High Yield and Municipal Income Fund made by former AXA Enterprise shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.

Purchases, Redemptions and Exchanges of Shares
Purchase Policies.
      The following chart compares existing purchase policies of the AXA Enterprise Funds and GST Funds:

	AXA Enterprise Funds:		GST Funds:		GST Funds:
	Class A Shares		Class A Shares		ILA Service Shares
	Class B Shares		Class B Shares		ILA Class B Shares
	Class C Shares		Class C Shares		ILA Class C Shares

Minimum Initial Investment	Individual Retail Accounts	$2,000	Regular Accounts	$1,000	Regular Accounts	$5,000
	Individual Retirement Accounts (IRAs)	$250	Employee Sponsored Benefit Plans	$250	Systematic Exchange Program (Class B and C Shares Only)	$1,000

	Automatic Bank Draft Plan	$250	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$250	Other Share Exchanges	$5,000 or full account share balance whichever is less

	Coverdell ESA	$250	Individual Retirement Accounts and Coverdell ESAs	$250	Retirement Accounts (e.g., IRA and Employee Sponsored Plans) (Prime Obligations Portfolio Only)	$ 250

	Certain fee-based programs with which the AXA Enterprise Funds, AXA Equitable or the Distributor Has and Agreement	No minimum requirement	Automatic Investment Plan	$250	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$ 250

	Corporate Retirement Accounts such as 401(k) and 403(b) Plans	No minimum requirement			Coverdell ESAs	$ 250
					Automatic Investment Plan Accounts	$ 250

	AXA Enterprise Funds:		GST Funds:
	Class Y Shares		Institutional Shares

Minimum Initial Investment	Corporations, banks, saving institutions, trust companies, insurance companies, pension funds, employee benefit plans, professional firms, trusts, estates or educational, religious or charitable organizations	$1,000,000 in Class Y Shares	Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Investment companies registered under the 1940 Act	$1,000,000 in Class Y Shares	Section 401(k), profit sharing, money purchase pension, tax- sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Financial institution buyers	$1,000,000 in Class Y Shares	State, county, city or any instrumentality, department, authority or agency thereof	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Employees of AXA Financial or its subsidiaries or an immediate family member of such employee	Not subject to $1,000,000 minimum	Corporations with at least $100 million in assets or in outstanding publicly traded securities	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

AXA Enterprise Funds:		GST Funds:
Class Y Shares		Institutional Shares

Wrap account clients of an eligible broker-dealer or a client of a fee-based planner that is unaffiliated with a broker-dealer	Not subject to $1,000,000 minimum	“Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

Present or former trustees of the Enterprise Trust or a spouse or minor child of any such trustee or any trust, IRA or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative	Not subject to $1,000,000 minimum	Registered investment advisers investing for accounts for which they receive asset- based fees	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Qualified non-profit organizations, charitable trusts, foundations and endowments	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Individual investors	$10,000,000

		Accounts over which GSAM or its advisory affiliates have investment discretion	$10,000,000

		Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

	AXA Enterprise Funds:		GST Funds:		GST Funds:
	Class A Shares		Class A Shares		ILA Service Shares
	Class B Shares		Class B Shares		ILA Class B Shares
	Class C Shares		Class C Shares		ILA Class C Shares

Minimum Subsequent Investments	Individual Retail Accounts	$ 50	Regular Accounts	$50	Regular Accounts	None
	Individual Retirement Accounts (IRAs)	$ 50	Employee Benefit Plans	None	Systematic Exchange Program	None

	Automatic Bank Draft Plan	$ 50	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$50	Other Share Exchanges (Class B and C Shares only)	None

	Coverdell ESAs	$ 50	Coverdell ESAs	$50	Retirement Accounts (e.g., IRA and Employee Sponsored Plans)	None

	Certain fee based programs with which the AXA Enterprise Funds, AXA Equitable or the Distributor Has an Agreement	No minimum requirement	Automatic Investment Plan Accounts	$50	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$50

	Corporate Retirement Accounts, such as 401(k) and 403(b)	No minimum requirement			Coverdell ESAs	$50
					Automatic Investment Plan Accounts	$50

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Minimum Subsequent Investments	None	None

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Purchase Methods	Order through AXA by mailing or wiring payment to AXA Enterprise Shareholder Services; through ACH; through broker or other financial professional	Directly through GST by mail; by wire or through ACH; through an authorized dealer	Service Shares through GST acting as Service Organization; through authorized dealer
Class B and C Shares directly through GST; by wire or through authorized dealer

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Purchase Methods	Order through AXA by mailing or wiring payment to AXA Enterprise Shareholder Services; through ACH; through broker or other financial professional	Order through GST by telephone, and either send payment by wire through The Northern Trust Company or by check to GST by mail; through an authorized financial institution

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Systematic/ Automatic Investment Plan	Yes (subject to $250 initial investment and $50 minimum subsequent investment)	Yes ($50 per month minimum)	Yes ($50 per month minimum)

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Systematic/ Automatic Investment Plan	Yes (subject to $250 initial investment and $50 minimum subsequent investment)	None

Redemption Procedures.
      The following chart compares existing redemption procedures of the AXA Enterprise Funds and GST Funds.

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Request Made by Mail	Yes	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Request Made by Mail	Yes	Yes

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Request made by Telephone	Yes (If authorized this service)	Yes	Yes (If did not decline telephone redemption privilege on application)

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Request made by Telephone	Yes (If authorized this service)	Yes

	AXA Enterprise Funds:	GST Funds:	GST Funds
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Proceeds paid by Wire	Yes	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Proceeds paid by Wire	Yes	Yes

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account (except for individual IRA accounts) and withdrawals must be $100 or more	Yes, but withdrawals must be $50 or more	Yes, but withdrawals must be $50 or more

The maximum annual rate at which Class B Shares may be sold is 10% of the net asset value of the account

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account (except for individual IRA accounts) and withdrawals must be $100 or more	No

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Proceeds paid by Check	Yes	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Proceeds paid by Check	Yes	Yes

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Check Writing Privileges	Yes (if hold account with balance of more than $5,000 in Class A Shares of Money Market Fund, may redeem shares of that fund by redemption check)	No	Yes (ILA Service Shares only)

Redemption check is any amount from $500-$100,000, 5 checks per month and each additional check is subject to a $5 fee

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Check Writing Privileges	No	No

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Involuntary Redemptions	Yes - If account balance drops to $500 or less due to redemption activity (45 days’ notice provided)	Yes - If account balance drops below the required Fund minimum because of redemptions (60 days’ written notice provided)	Yes - If account balance falls below the GST Fund minimum as a result of redemption (60 days’ written notice provided)

If your institution or authorized dealer’s relationship with Goldman Sachs is terminated and your account does not transfer to an entity with a relationship with Goldman Sachs

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Involuntary Redemptions	Yes - If account balance drops to $500 or less due to redemption activity (45 days’ notice provided)	Generally no - But if your institution or authorized dealer’s relationship with Goldman Sachs is terminated and your account does not transfer to an entity with a relationship with Goldman Sachs

Share Exchanges.

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

By Mail	Yes	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

By Mail	Yes	Yes

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

By Telephone	Yes, if authorized this service	Yes, if the telephone exchange privilege on the account application was not declined	Yes, if the telephone exchange privilege on the account application was elected

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

By Telephone	Yes, if authorized this service	Yes, if the telephone exchange privilege on the account application was elected

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

By Website	Yes	No	No

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

By Website	Yes	No

	AXA Enterprise Funds:	GST Funds:	GST Funds:
	Class A Shares	Class A Shares	ILA Service Shares
	Class B Shares	Class B Shares	ILA Class B Shares
	Class C Shares	Class C Shares	ILA Class C Shares

Minimum	If the exchange results in opening new account, subject to applicable minimum investment requirement	If the exchange represents the initial investment, the amount must satisfy initial investment requirements	The initial exchange minimum is $5,000 or the full account share balance, whichever is less

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Minimum	If the exchange results in opening new account, subject to applicable minimum investment requirement	If the exchange represents the initial investment, the amount must satisfy initial investment requirements
Pricing of Shares for the AXA Enterprise Funds and GST Funds
      The price per share (offering price) of the AXA Enterprise Funds will be the net asset value per share next calculated after your order is received “in good order” by the Transfer Agent or an approved financial intermediary (plus or minus applicable sales charges).
      The price per share (offering price) of the GST Funds will be the net asset value next calculated after GST Fund receives your order in proper form plus, in case of Class A Shares, the applicable front-end sales charges or any redemption fees.
      For processing purchase and redemption orders, the net asset value per share of each of the AXA Enterprise Funds and GST Funds is calculated each business day at 4:00 p.m. Eastern time.
      The net asset value for Goldman Sachs ILA Prime Obligations Portfolio shares is determined on any day that the NYSE is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. The net asset value for other GST Fund shares and the AXA Enterprise Funds shares is determined on any day that the NYSE is open.
Dividends and Other Distributions
      Dividends from investment company taxable income for AXA Enterprise Funds and GST Funds are declared and paid as follows:

	AXA Enterprise Funds	GST Funds

Declared Daily and Paid Monthly	AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund
	AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund
	AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund
	AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
	AXA Enterprise Money Market Fund	Goldman Sachs ILA Prime Obligations Portfolio

Declared Annually and Paid Annually	AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund

AXA Enterprise Funds	GST Funds

AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund

AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund
AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund

      Both the AXA Enterprise Funds and GST Funds make distributions of capital gains (if any) at least annually.

PART B
GOLDMAN SACHS TRUST
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Structured Small Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Government Income Fund
Goldman Sachs Enhanced Income Fund
Goldman Sachs High Yield Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio

Statement of Additional Information
                    , 2007

Acquisition of substantially all of the assets and liabilities of:	By and in exchange for shares of:

AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund

AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund

AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund

AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund

AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund

AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund

AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund

AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund

AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund

AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund

AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund

AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund

AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund

AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio

(collectively, the “AXA Enterprise Funds”)	(collectively, the “GST Funds”)

(each, a series of the AXA Enterprise Funds Trust)	(each a series of the Goldman Sachs Trust)
1290 Avenue of the Americas, 8th Floor	71 South Wacker Drive
New York, NY 10104	Suite 500
Chicago, Illinois 60600
     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated ___, 2007 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the AXA Enterprise Funds which will be held on April 25, 2007. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.
General Information:
     This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of the AXA Enterprise Funds by its corresponding GST Fund and the assumption by the GST Funds of substantially all of the liabilities of the AXA Enterprise Funds. Such assets and liabilities of each AXA Enterprise Fund are proposed to be exchanged for Class A Shares, Class B Shares, Class C Shares, Institutional Shares, ILA Service Shares, ILA B Shares or ILA C Shares and ILA Service Shares (in the case of Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio) of corresponding GST Fund having an aggregate value equal to the net asset value of the particular AXA Enterprise Fund’s Class A Shares, Class B Shares, Class C Shares or Class Y Shares, respectively, as of the Valuation Date. At the effective time of the reorganization, each corresponding GST Fund will distribute shares to each holder of the AXA Enterprise Fund’s shares in an amount equal in value to the shareholder’s AXA Enterprise Fund shares as of the effective time of the reorganization and each AXA Enterprise Fund will completely liquidate (collectively, the “Reorganization”).
   Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:

(1)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Funds (previously filed on EDGAR, Accession No. 0001193125-06-043402).

(2)	Supplement dated October 1, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Funds (previously filed on EDGAR, Accession No. 0001193125-06-202676).

(3)	Supplement dated March 16, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Funds (previously filed on EDGAR, Accession No. 0001193125-06-056147).

(4)	The audited financial statements and related report of the independent registered public accounting firm included in the AXA Enterprise Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Funds (previously filed on EDGAR, Accession No. 0001193125-07-003756). No other parts of the Annual Report are incorporated herein by reference.

(5)	Statement of Additional Information dated December 29, 2006, as amended January 8, 2007, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs BRIC Fund and Goldman Sachs Concentrated Growth Fund (previously filed on EDGAR, Accession No. 0000950123-07-000202).

(6)	Statement of Additional Information dated February 28, 2006, as amended June 16, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs

Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund (previously filed on EDGAR, Accession No. 0000950123-06-007805).

(7)	Supplement dated January 19, 2007 and Statement of Additional Information dated January 19, 2007 with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Structured Small Cap Value Fund, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Strategic International Equity Fund (previously filed on EDGAR, Accession No. 0000950123-07-000569).

(8)	Statement of Additional Information dated December 15, 2006 with respect to Class B Shares of the Goldman Sachs Enhanced Income Fund (previously filed on EDGAR, Accession No. 0000950123-06-012620).

(9)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs – Financial Square Prime Obligations Fund, Goldman Sachs – Financial Square Money Market Fund, Goldman Sachs – Financial Square Treasury Obligations Fund, Goldman Sachs – Financial Square Treasury Instruments Fund, Goldman Sachs — Financial Square Government Fund, Goldman Sachs – Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-06-007805).

(10)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Large Cap Value Fund (previously filed on EDGAR, Accession No. 0000950123-06-013820). No other parts of the Annual Report are incorporated herein by reference.

(11)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Capital Growth Fund (previously filed on EDGAR, Accession No. 0000950123-06-013824). No other parts of the Annual Report are incorporated herein by reference.

(12)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Large Cap Value Fund and Goldman Sachs Growth and Income Fund (previously filed on EDGAR, Accession No. 0000950123-06-013826). No other parts of the Annual Report are incorporated herein by reference.

(13)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to

Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Government Income Fund (previously filed on EDGAR, Accession No. 0000950123-07-000670). No other parts of the Annual Report are incorporated herein by reference.

(14)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund (previously filed on EDGAR, Accession No. 0000950123-07-000669). No other parts of the Annual Report are incorporated herein by reference.

(15)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs High Yield Fund (previously filed on EDGAR, Accession No. 0000950123-07-000672). No other parts of the Annual Report are incorporated herein by reference.

(16)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Municipal Income Fund (previously filed on EDGAR, Accession No. 0000950123-07-000671). No other parts of the Annual Report are incorporated herein by reference.

(17)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio (previously filed on EDGAR, Accession No. 0000950123-06-002942). No other parts of the Annual Report are incorporated herein by reference.

(18)	The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio (previously filed on EDGAR, Accession No. 0000950123-06-011242). No other parts of the Semi-Annual Report are incorporated herein by reference.
Pro Forma Financial Statements
     Under the Reorganization Agreement, each AXA Enterprise Fund is proposed to be reorganized into the GST Fund listed directly opposite such Fund in the table below.

AXA Enterprise Funds	GST Fund
AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund
AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund
AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund

AXA Enterprise Funds	GST Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise Growth & Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise International Growth Fund AXA Enterprise Large Cap Growth Fund	Goldman Sachs Strategic International Equity Fund Goldman Sachs Capital Growth Fund
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund
AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund
AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund
AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund
AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio
     Shown below are unaudited pro forma financial statements for the combined Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Government Income Fund, Goldman Sachs Enhanced Income Fund and Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated ___, 2007, had been consummated as of August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Growth and Income Fund, and Goldman Sachs Capital Growth Fund, October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund and June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio. Pro forma financial information has not been prepared for the reorganization of the AXA Enterprise International Growth Fund, AXA Enterprise Small Company Growth Fund and AXA Enterprise Small Company Value Fund into the Goldman Sachs Strategic International Equity Fund, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund, respectively, because the AXA Enterprise Funds are being reorganized into newly organized GST Funds with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the AXA Enterprise Funds. In addition no pro forma information has been prepared for the reorganization of the AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise International Growth Fund, AXA Enterprise Large Cap Growth Fund (individual combination with Goldman Sachs Capital Growth Fund only), AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise High Yield Bond Fund and AXA Enterprise Tax-Exempt Income Fund because as of January 12, 2007, the net asset value of such AXA Enterprise Funds did not exceed 10% of the net asset value of the Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Growth Fund, Goldman Sachs Structured Small Cap Value Fund, Goldman Sachs High Yield Fund and Goldman Sachs Municipal Income Fund, respectively, and, therefore pro forma financial information is not required.
     The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Growth Income Fund, and Goldman Sachs Capital Growth Fund, October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund

and June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio.
     The Pro Forma Combined Statements of Operations for the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund are for the twelve-months ended August 31, 2006 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred September 1, 2005. The Pro Forma Combined Statements of Operations for the Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund are for the twelve-months ended October 31, 2006 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred November 1, 2005. The Pro Forma Combined Statements of Operations for the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio are for the twelve-months ended June 30, 2006 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred July 1, 2005.
     The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund, October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund and June 30, 2006 as of the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio. These pro forma numbers have been estimated in good faith based on information regarding the applicable AXA Enterprise Fund and GST Fund for the twelve month period ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund, October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund and June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio.
     The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of certain AXA Enterprise Funds and GST Funds and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund, October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund and June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio. The unaudited pro forma schedules and financial statements should be read in conjunction with the financial statements and related notes of the particular GST Fund included in the Annual Reports to Shareholders for the fiscal year ended August 31, 2006 (with respect to the Goldman Sachs Structured U.S. Equity Fund,

Goldman Sachs Growth and Income Fund and Goldman Sachs Capital Growth Fund ), fiscal year ended October 31, 2006 (with respect to the Goldman Sachs Enhanced Income Fund and Goldman Sachs Government Income Fund and for the fiscal year ended December 31, 2005 (with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio), each of which are incorporated herein by reference, and the financial statements and related notes of the AXA Enterprise Capital Appreciation Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund, AXA Enterprise Government Securities Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Money Market Fund and AXA Enterprise Short Duration Bond Fund of the AXA Enterprise Funds included in its Annual Report to Shareholders for the fiscal year ended October 31, 2006 which is incorporated herein by reference. The combination of each AXA Enterprise Fund and its corresponding GST Fund will be accounted for as a tax-free reorganization.
     There are multiple pro forma financial statements for the combination of the (1) AXA Enterprise Capital Appreciation Fund, AXA Enterprise Multi-Manager Core Equity Fund and Goldman Sachs Structured U.S. Equity Fund; (2) AXA Enterprise Equity Income Fund, AXA Enterprise Growth and Income Fund and Goldman Sachs Growth and Income Fund; and (3) AXA Enterprise Growth Fund, AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund because it is possible (i) only one of the AXA Enterprise Fund or AXA Enterprise Multi-Manager Fund will approve its reorganization with its corresponding GST Fund or (ii) both the AXA Enterprise Fund and AXA Enterprise Multi-Manager Fund will approve the reorganization with the corresponding GST Fund. Therefore, pro forma financial statements for combined and individual combinations (except for the AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund for which individual combinations are not shown) are shown.

Pro Forma Combined Statement of Investments for the Goldman Sachs Structured U.S. Equity Fund and AXA Enterprise Capital Appreciation Fund
August 31, 2006 (Unaudited)

Shares				Description	Value

	AXA Enterprise					AXA Enterprise
	Capital					Capital
GS Structured	Appreciation		Pro Forma		GS Structured	Appreciation		Pro Forma
U.S. Equity Fund	Fund	Adjustments	Combined Fund		U.S. Equity Fund	Fund	Adjustments	Combined Fund

				Common Stocks - 97.3%
				Aerospace & Defense - 4.5%
—	164,398	—	164,398	General Dynamics Corp.	$—	$11,105,085	$—	$11,105,085
—	93,126	—	93,126	Locheed Martin Corp.	—	7,692,208	—	7,692,208
371,000	—	—	371,000	Northrop Grumman Corp.	24,786,510	—	—	24,786,510
330,573	—	—	330,573	The Boeing Co.	24,759,918	—	—	24,759,918
71,600	100,542	—	172,142	United Technologies Corp.	4,490,036	6,304,989	—	10,795,025

					54,036,464	25,102,282	—	79,138,746

				Air Freight & couries - 0.8%
—	144,176	—	144,176	Fedex Corp	—	14,566,101	—	14,566,101

				Automobiles - 0.4%
—	57,541	—	57,541	Toyota Motor Corp.	—	6,233,992	—	6,233,992

				Banks - 7.5%
947,884	—	—	947,884	Bank of America Corp.	48,787,590	—	—	48,787,590
324,944	—	—	324,944	Hudson City Bankcorp, Inc.	4,243,769	—	—	4,243,769
32,288	—	—	32,288	M&T Bank Corp.	3,953,988	—	—	3,953,988
38,400	—	—	38,400	Mercantile Bankshares Corp.	1,418,112	—	—	1,418,112
132,900	—	—	132,900	Regions Financial Corp.	4,783,071	—	—	4,783,071
467,475	—	—	467,475	U.S. Bancorp	14,991,923	—	—	14,991,923
38,448	—	—	38,448	UnionBanCal Corp.	2,303,035	—	—	2,303,035
133,025	—	—	133,025	Wachovia Corp.	7,267,156	—	—	7,267,156
31,900	—	—	31,900	Washington Mutual, Inc.(a)	1,336,291	—	—	1,336,291
1,019,112	249,541	—	1,268,653	Wells Fargo & Co.	35,414,142	8,671,550	—	44,085,692

					124,499,077	8,671,550	—	133,170,627

				Beverages - 0.1%
—	29,451	—	29,451	Pepsico Inc.		1,922,561		1,922,561

				Biotechnology - 3.4%
311,800	—	—	311,800	Amgen, Inc. *	21,180,574	—	—	21,180,574
183,472	—	—	183,472	Celgene Corp.*	7,465,476	—	—	7,465,476
—	135,009	—	135,009	Amalyn Pharmaceutical Co.	—	6,119,958	—	6,119,958
—	249,257	—	249,257	Genentech	—	20,568,688	—	20,568,688
—	81,614	—	81,614	Genzyme Corp.	—	5,405,295	—	5,405,295

					28,646,050	32,093,941	—	60,739,991

				Chemicals - 2.5%
—	10,289	—	10,289	Air Products and Chemicals		682,058	—	682,058
163,265	—	—	163,265	Ashland, Inc.	10,308,552	—	—	10,308,552
527,352	138,416	—	665,768	Monsanto Co.	25,017,579	6,566,455	—	31,584,034
—	17,570	—	17,570	Praxair Inc.		1,008,694	—	1,008,694

					35,326,131	8,257,207	—	43,583,338

				Commercial Services & Supplies - 1.1%
45,817	—	—	45,817	Global Payments, Inc.	1,743,337	—	—	1,743,337
202,484	—	—	202,484	Manpower, Inc.	11,968,829	—	—	11,968,829
174,486	—	—	174,486	Waste Management, Inc.	5,981,380	—	—	5,981,380

					19,693,546	—	—	19,693,546

				Communications Equipment - 2.9%
1,756,400	—	—	1,756,400	Cisco Systems, Inc.*	38,623,236	—	—	38,623,236
—	174,901	—	174,901	Motorola Inc.	—	4,089,185	—	4,089,185
—	162,444	—	162,444	Qualcomm	—	6,119,265	—	6,119,265
303,900	—	—	303,900	Tellabs, Inc.*	3,096,741	—	—	3,096,741

					41,719,977	10,208,450	—	51,928,427

				Computers & Peripherals - 2.0%
947,700	—	—	947,700	Hewlett-Packard Co.	34,647,912	—	—	34,647,912

				Diversified Financials - 8.1%
143,500	—	—	143,500	AmeriCredit Corp.* (a)	3,370,815	—	—	3,370,815
35,000	—	—	35,000	Ameriprise Financial, Inc.	1,600,550	—	—	1,600,550
189,770	—	—	189,770	Citigroup, Inc.	9,365,150	—	—	9,365,150
392,200	—	—	392,200	Countrywide Financial Corp.	13,256,360	—	—	13,256,360
—	91,081	(91,081)	—	Goldman Sachs Group Inc.	—	13,539,190	(13,539,190)	—
885,300	—	—	885,300	J.P. Morgan Chase & Co.	40,422,798	—	—	40,422,798
—	190,160	—	190,160	Lehman Brothers Holding Group Inc.	—	12,134,110	—	12,134,110
337,599	—	—	337,599	Merrill Lynch & Co., Inc.	24,823,654	—	—	24,823,654
176,000	—	—	176,000	Principal Financial, Inc.	9,370,240	—	—	9,370,240
—	280,140	—	280,140	UBS AG	—	15,903,548	—	15,903,548

					102,209,567	41,576,848	(13,539,190)	130,247,225

				Diversified Telecommunications - 2.3%
476,800	—	—	476,800	AT&T, Inc.	14,842,784	—	—	14,842,784
194,300	—	—	194,300	CenturyTel, Inc.	7,737,026	—	—	7,737,026
257,763	—	—	257,763	Embarq Corp.	12,153,525	—	—	12,153,525
332,330	—	—	332,330	Sprint Nextel Corp.	5,623,024	—	—	5,623,024

					40,356,359	—	—	40,356,359

				Electric Utilities - 3.3%
160,000	—	—	160,000	American Electric Power Co., Inc.* (a)	5,836,800	—	—	5,836,800
64,000	—	—	64,000	FirstEnergy Corp.	3,651,840	—	—	3,651,840
539,948	—	—	539,948	PG&E Corp.	22,640,020	—	—	22,640,020
388,701	—	—	388,701	TXU Corp.	25,735,893	—	—	25,735,893

					57,864,553	—	—	57,864,553

				Electrical Equipment - 0.4%
116,100	—	—	116,100	Energizer Holdings, Inc. * (a)	7,762,446	—	—	7,762,446

				Electronic Equipment & Services - 0.1%		—	—
123,200	—	—	123,200	Ingram Micro, Inc.*	2,217,600	—	—	2,217,600

				Energy Equipment & Services - 1.2%
65,200	—	—	65,200	Dresser-Rand Group, Inc.*	1,333,340	—	—	1,333,340
—	240,624	—	240,624	Halliburton Co.	—	7,849,155	—	7,849,155
49,900	134,594	—	184,494	Schlumberger Ltd.(a)	3,058,870	8,250,612	—	11,309,482

					4,392,210	16,099,767	—	20,491,977

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value

	AXA Enterprise					AXA Enterprise
	Capital					Capital
GS Structured	Appreciation		Pro Forma		GS Structured	Appreciation		Pro Forma
U.S. Equity Fund	Fund	Adjustments	Combined Fund		U.S. Equity Fund	Fund	Adjustments	Combined Fund

				Food & Drug Retailing - 0.6%
221,500	—	—	221,500	Safeway, Inc.(a)	6,850,995	—	—	6,850,995
—	69,456	—	69,456	Wallgreen Co.	—	3,435,294	—	3,435,294

					6,850,995	3,435,294	—	10,286,289

				Food Products - 2.5%
602,751	167,937	—	770,688	Archer-Daniels-Midland Co.	24,815,259	6,913,966	—	31,729,225
195,200	—	—	195,200	Kraft Foods, Inc.(a)	6,619,232	—	—	6,619,232
442,300	—	—	442,300	Tyson Foods, Inc.	6,515,079	—	—	6,515,079

			—		37,949,570	6,913,966	—	44,863,536

				Healthcare Equipment & Supplies - 0.8%
364,800	—	—	364,800	Applera Corp. — Applied Biosystems Group	11,181,120	—	—	11,181,120
19,900	—	—	19,900	Becton, Dickinson and Co.	1,387,030	—	—	1,387,030
17,776	—	—	17,776	Fisher Scientific International, Inc.*	1,390,616	—	—	1,390,616

					13,958,766	—	—	13,958,766

				Healthcare Providers & Services - 5.1%
522,569	—	—	522,569	AmerisourceBergen Corp.	23,076,647	—	—	23,076,647
71,600	—	—	71,600	Caremark Rx, Inc.	4,148,504	—	—	4,148,504
61,300	—	—	61,300	Express Scripts, Inc.*	5,154,104	—	—	5,154,104
130,000	—	—	130,000	Humana, Inc.*	7,920,900	—	—	7,920,900
414,000	—	—	414,000	McKesson Corp.	21,031,200	—	—	21,031,200
—	37,136	—	37,136	Quest Diagnostice Inc.	—	2,387,102	—	2,387,102
—	520,828	—	520,828	United Health Group Inc.	—	27,057,015	—	27,057,015

					61,331,355	29,444,117	—	90,775,472

				Hotels, Restaurants & Leisure - 3.3%
38,941	—	—	38,941	Darden Restaurants, Inc.	1,378,511	—	—	1,378,511
—	123,438	—	123,438	Four Seasons Hotel	—	7,790,172	—	7,790,172
—	116,183	—	116,183	Las Vegas Sands Corp.	—	8,110,735	—	8,110,735
37,400	—	—	37,400	Marriott International, Inc.	1,408,484	—	—	1,408,484
37,500	—	—	37,500	McDonald’s Corp.	1,346,250	—	—	1,346,250
—	251,948	—	251,948	MGM Mirage Inc.	—	8,989,505	—	8,989,505
287,000	182,759	—	469,759	Starbucks Corp.*	8,899,870	5,667,357	—	14,567,227
—	51,077	—	51,077	Station Casinos Inc.	—	2,975,235	—	2,975,235
—	46,474	—	46,474	Wynn Resorts	—	3,597,552	—	3,597,552
—	163,697	—	163,697	Yum Brands Inc.	—	8,001,509	—	8,001,509

					13,033,115	45,132,065	—	58,165,180

				Household Durables - 2.5%
117,263	—	—	117,263	Colgate-Palmolive Co.	7,019,363	—	—	7,019,363
—	93,246	—	93,246	KB Home	—	3,987,199	—	3,987,199
—	94,255	—	94,255	Lennar Corp.	—	4,226,394	—	4,226,394
220,569	263,577	—	484,146	Procter & Gamble Co.	13,653,221	16,315,416	—	29,968,637

					20,672,584	24,529,009	—	45,201,593

				Household Products - 2.5%
952,320	—	—	952,320	General Electric Co.	32,436,019	—	—	32,436,019
196,412	—	—	196,412	Reynolds American, Inc. (a)	12,780,529	—	—	12,780,529

					45,216,548	—	—	45,216,548

				Insurance - 5.2%
135,227	—	—	135,227	AMBAC Financial Group, Inc.	11,709,306	—	—	11,709,306
594,600	90,398	—	684,998	Genworth Financial, Inc.	20,472,078	3,112,403	—	23,584,481
628,988	—	—	628,988	Loews Corp.	24,203,459	—	—	24,203,459
263,221	—	—	263,221	MBIA, Inc. (a)	16,222,310	—	—	16,222,310
—	147,944	—	147,944	Progressive Corp.	—	3,637,943	—	3,637,943
102,600	—	—	102,600	Radian Group, Inc.	6,143,688	—	—	6,143,688
123,000	—	—	123,000	The Chubb Corp.	6,169,680	—	—	6,169,680

					84,920,521	6,750,346	—	91,670,867

				Internet Software & Services - 1.3%
58,900	—	—	58,900	Google, Inc., Class A *	22,295,417	—	—	22,295,417

				IT Consulting & Services - 1.5%
482,018	—	—	482,018	Computer Sciences Corp. *	22,838,013			22,838,013
89,400	—	—	89,400	First Data Corp.	3,841,518			3,841,518

					26,679,531	—	—	26,679,531

				Machinery - 0.7%
—	145,096	—	145,096	Caterpillar Inc.	—	9,627,120	—	9,627,120
62,580	—	—	62,580	Illinois Tool Works, Inc.	2,747,262	—	—	2,747,262

					2,747,262	9,627,120	—	12,374,382

				Media - 6.0%
782,281	—	—	782,281	CBS Corp. Class B	22,334,123	—	—	22,334,123
485,783	—	—	485,783	Clear Channel Communications, Inc.	14,107,138	—	—	14,107,138
—	446,314	—	446,314	Comcast Corp.	—	15,620,990	—	15,620,990
70,500	—	—	70,500	The McGraw-Hill Companies., Inc.	3,941,655	—	—	3,941,655
666,132	—	—	666,132	The Walt Disney Co.	19,750,814	—	—	19,750,814
1,795,258	—	—	1,795,258	Time Warner, Inc.	29,837,188	—	—	29,837,188

					89,970,918	15,620,990	—	105,591,908

				Metals & Mining - 0.1%
26,700	—	—	26,700	Newmont Mining Corp.	1,368,375	—	—	1,368,375

				Multiline Retail - 0.9%
53,504	—	—	53,504	Costco Wholesale Corp.	11,241,297	—	—	11,241,297
20,200	—	—	20,200	Target Corp	—	5,079,837	—	5,079,837

407,744	—	—	407,744		11,241,297	5,079,837	—	16,321,134

19,337	—	—	19,337	Oil & Gas - 7.9%
1,020,216	—	—	1,020,216	Anadarko Petroleum Corp.	2,509,873	—	—	2,509,873
—	154,454	—	154,454	Apache Corp.	1,318,656	—	—	1,318,656
235,400	—	—	235,400	Devon Energy Corp.(a)	25,479,922	—	—	25,479,922
53,367	—	—	53,367	EOG Resources, Inc.	1,253,424	—	—	1,253,424
313,900	—	—	313,900	Exxon Mobil Corp.	69,038,017	—	—	69,038,017
				Peabody Energy Corp.	—	6,806,788	—	6,806,788
				Sunoco, Inc.	16,927,614	—	—	16,927,614
240,250	—	—	240,250	Ultra Petroleum Corp.*	2,649,138	—	—	2,649,138
—	104,977	—	104,977	XTO Energy, Inc.	14,367,203	—	—	14,367,203

					133,543,847	6,806,788	—	140,350,635

				Pharmaceuticals - 5.3%
—	105,827	—	105,827	Abbot Labs	—	5,153,775	—	5,153,775
The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value

	AXA Enterprise Capital					AXA Enterprise Capital
GS Structured	Appreciation		Pro Forma		GS Structured	Appreciation		Pro Forma
U.S. Equity Fund	Fund	Adjustments	Combined Fund		U.S. Equity Fund	Fund	Adjustments	Combined Fund

29,000	—	—	29,000	Forest Laboratories, Inc.*	1,449,420	—	—	1,449,420
41,437	—	—	41,437	Johnson & Johnson	2,679,317	—	—	2,679,317
660,745	—	—	660,745	Merck & Co., Inc.	26,793,210	—	—	26,793,210
1,660,615	—	—	1,660,615	Pfizer, Inc.	45,766,549	—	—	45,766,549
259,800	—	—	259,800	Wyeth	12,652,260	—	—	12,652,260

					89,340,756	5,153,775	—	94,494,531

				Real Estate - 1.0%
32,500	—	—	32,500	Archstone-Smith Trust (REIT)	1,728,350	—	—	1,728,350
—	21,076	—	21,076	CB Richard Ellis Group	—	484,748	—	484,748
163,900	—	—	163,900	Equity Office Properties Trust (REIT)	6,079,051	—	—	6,079,051
33,800	—	—	33,800	Kimco Realty Corp. (REIT)	1,404,390	—	—	1,404,390
88,383	—	—	88,383	New Century Financial Corp. (REIT)(a)	3,421,306	—	—	3,421,306
18,800	—	—	18,800	SL Green Realty Corp.	2,097,328	—	—	2,097,328
—	52,387	—	52,387	ST Joe Co.	—	2,669,642	—	2,669,642

					14,730,425	3,154,390	—	17,884,815

				Road & Rail - 2.5%
—	178,174	—	178,174	Burlington Northern Santa Fe	—	11,928,749	—	11,928,749
343,200	—	—	343,200	CSX Corp.	10,371,504	—	—	10,371,504
111,600	—	—	111,600	Norfolk Southern Corp.	4,768,668	—	—	4,768,668
97,830	106,300	—	204,130	Union Pacific Corp.	7,860,640	8,541,205	—	16,401,845

					23,000,812	20,469,954	—	43,470,766

				Semiconductor Equipment & Products - 1.7%
754,367	148,212	—	902,579	Texas Instruments, Inc.	24,584,821	4,830,229	—	29,415,050

				Software - 2.0%
1,188,240	—	—	1,188,240	Microsoft Corp.	30,525,885	—	—	30,525,885
296,556	—	—	296,556	Synopsys, Inc.*	5,622,702	—	—	5,622,702

					36,148,587	—	—	36,148,587

				Specialty Retail - 3.1%
542,775	—	—	542,775	AutoNation, Inc.*	10,546,118	—	—	10,546,118
528,431	—	—	528,431	Circuit City Stores, Inc.	12,476,256	—	—	12,476,256
—	351,276	—	351,276	Loew’s Co.Inc.	—	9,505,529	—	9,505,529
589,787	—	—	589,787	Office Depot, Inc.*	21,727,753	—	—	21,727,753
69,100	—	—	69,100	United Rentals, Inc.*	1,496,706	—	—	1,496,706

					46,246,833	9,505,529	—	55,752,362

				Textiles & Apparel - 0.1%
75,602	—	—	75,602	Jones Apparel Group, Inc.	2,366,343	—	—	2,366,343

				Tobacco - 0.4%
144,200	—	—	144,200	UST, Inc.	7,622,412	—	—	7,622,412

				Wireless Telecommunication Services - 0.5%
44,910	—	—	44,910	United States Cellular Corp. *	2,692,355	—	—	2,692,355
—	160,395	—	160,395	America Movil SA ADR	—	5,984,337	—	5,984,337

					2,692,355	5,984,337	—	8,676,692

				TOTAL COMMON STOCKS (Cost $1,235,129,943, $312,322,140, $(13,182,842) and $1,534,269,241 respectively) - (Including $54,679,277, $0, $0 and $54,649,277 of securities on loan, respectively)	$1,371,885,337	$367,170,445	$(13,539,190)	$1,725,516,592

Principal Amount				Interest Rate Maturity Date	Value

				Time Deposits - 1.2%
—	22,076,954	—	22,076,954	JP Morgan Chase Nassau	—	22,076,954	—	22,076,954

				TOTAL Time Deposits (Cost $0, $22,079,954, $0 and $22,079,954 respectively)	$—	$22,076,954	$—	$22,076,954

				Repurchase Agreement (b) - 0.6%
10,900,000	$—	$—	$10,900,000	Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $10,901,599 (Cost $10,900,000, $0, $0 and $10,900,000 respectively)	$10,900,000	$—	$—	$10,900,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $1,246,029,943, $334,399,094, $(13,182,842) and $1,567,246,195 respectively)	$1,382,785,337	$389,247,399	$(13,539,190)	$1,758,493,546

Shares				Description	Value

				Securities Lending Collateral - 4.8%
	28,958,492		28,958,492	HSBC Securities Repo		28,958,492		28,958,492
55,463,875	—	—	55,463,875	Boston Global Investment Trust — Enhanced Portfolio	$55,463,875			55,463,875
				TOTAL SECURITIES LENDING COLLATERAL (Cost $55,463,875, $28,958,492, $0, and $84,422,367 respectively)	$55,463,875	$28,958,492	$—	$84,422,367

				(Cost $1,301,493,818, $334,399,094, $(13,1182,842) and 1,622,710,127, respectively) - 103.9%	$1,438,249,212	$418,205,891	$(13,539,190)	$1,842,915,913

				LIABILITIES IN EXCESS OF OTHER ASSETS - 3.9%	$(54,242,385)	$(29,014,476)	$13,539,190	$(69,717,671)

				Net Assets - 100.0%	$1,384,006,827	$389,191,415	$—	$1,773,198,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
• Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2006.
The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S & P Mini 500 Index	183	September 2006	$11,946,240	$156,153

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured U.S. Equity Fund and the AXA Enterprise Capital Appreciation Fund
August 31, 2006 (Unaudited)

	Goldman Sachs		AXA Enterprise Capital
	Structured U.S.		Appreciation			Pro Forma
	Equity Fund		Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,246,029,943, 334,399,094, ($13,182,842) and $1,567,246,195, respectively) — (including $54,679,277, $0, $0 and $54,679,277 of securities on loan, respectively)	$1,382,785,337		$367,170,445	$(13,539,190	)(d)	$1,736,416,592
Investments in short term securities, at value (cost $0, $22,076,954, $0 and $22,076,954 respectively)	—		22,076,954	—		22,076,954
Securities Lending collateral, at value (cost $55,463,875, $28,958,492, $0 and $84,422,367 respectively)	55,463,875		28,958,492	—		84,422,367
Cash	1,255,099	(a)	1,411,545	—		2,666,644
Foreign Currenies, at value (cost $0, $0, $0 and $0 respectively	—		139	—		139
Receivables:
Investment securities sold, at value	—		256,317	13,539,190	(d)	13,795,507
Fund shares sold	1,583,615		661,404	—		2,245,019
Dividends and Interest, at value	3,231,402		310,523	—		3,541,925
Reclaim receivable	—		46,315	—		46,315
Due from broker	4,575		—	—		4,575
Reimbursement from adviser	64,844		—	—		64,844
Securities lending income	6,244		—	—		6,244
Other assets	5,299		80,750	—		86,049

Total assets	1,444,400,290		420,972,884	—		1,865,373,174

Liabilities:
Payables:
Investment securities purchased	—		1,975,249	—		1,975,249
Payable upon return of securities loaned	55,463,875		28,958,492	—		84,422,367
Fund shares repurchased	3,553,123		348,691	—		3,901,814
Amounts owed to affiliates	951,181		276,442	—		1,227,623
Accrued expenses	425,284		222,595	—		647,879

Total liabilities	60,393,463		31,781,469	—		92,174,932

Net Assets:
Paid-in capital	1,219,511,120		363,626,736	—		1,583,137,856
Accumulated undistributed net investment income (loss)	9,432,894		(2,368,760)	—		7,064,134
Accumulated net realized gain (loss) on investments and futures transactions	18,151,267		(26,915,005)	362,238		(8,401,500)
Net unrealized gain on investments and futures	136,911,546		54,848,305	(362,238)		191,397,613

Net unrealized gain on Foreign Exchange	—		139	—		139

Net Assets	$1,384,006,827		389,191,415	—		1,773,198,242

Net Assets:
Class A	$611,999,464		$192,169,019	$—		$804,168,483
Class B	78,109,902		67,065,118	—		145,175,020
Class C	36,628,284		64,690,343	—		101,318,627
Institutional	644,250,108		65,266,935	—		709,517,043
Service	13,019,069		—	—		13,019,069

Shares Outstanding:
Class A	19,250,586		5,638,670	406,051	(b)	25,295,307
Class B	2,610,560		2,139,636	101,790	(b)	4,851,986
Class C	1,230,033		2,005,725	166,674	(b)	3,402,432
Institutional	19,835,225		1,832,927	176,517	(b)	21,844,669
Service	413,263		—	—		413,263

Total shares outstanding, $0.001 par value (unlimited number of share authorized	43,339,667		11,616,959	851,031	(b)	55,807,657

Net assets value, offering and redemption price per share:(c)
Class A	$31.79		$34.08	$2.29		$31.79
Class B	29.92		31.34	1.42		29.92
Class C	29.78		32.25	2.47		29.78
Institutional	32.48		35.61	3.13		32.48
Service	31.50		—	—		31.50

(a)	Includes restricted cash of $1,225,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $33.64, $36.06, and $33.64 for the Structured U.S. Equity Fund and the AXA Capital Appreciation Fund, respsectively.

At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured U.S. Equity Fund and the AXA Enterprise Capital Appreciation Fund
For year ended August 31, 2006 (Unaudited)

	Goldman Sachs
	Structured U.S.	AXA Enterprise Capital			Pro Forma
	Equity Fund	Appreciation Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign witholding tax of $0, $45,484, $0 and $45,484, respectively)	$18,208,337	$3,079,598	$—		$21,287,935
Interest (including securities lending income of $45,910, $72,313, $0, and $118,223 respectively)	465,974	545,998	—		1,011,972

Total income	18,674,311	3,625,596	—		22,299,907

Expenses:
Management fees	6,790,112	2,889,236	(497,688	)(a)	9,181,660
Administrative fees	—	227,175	(227,175	)(b)	—
Distribution and service fees	2,612,081	2,294,358	(394,034	)(b)	4,512,405
Transfer Agent fees	1,405,893	921,511	(257,356	)(b)	2,070,049
Custody and accounting fees	212,103	6,605	41,627	(b)	260,335
Printing fees	90,105	133,458	(116,383	)(b)	107,180
Registration fees	75,006	72,501	(58,287	)(b)	89,220
Audit fees	47,999	28,372	(23,572	)(b)	52,799
Legal fees	18,533	59,796	(56,089	)(b)	22,240
Trustee fees	15,230	55,596	(55,596	)(b)	15,230
Service share fees	54,938	—	2	(b)	54,940
Other	121,636	86,957	(52,381	)(b)	156,212

Total expenses	11,443,636	6,775,565	(1,696,932)		16,522,269
Less — expense reductions	(1,628,072)	(100,912)	(348,214	)(c)	(2,077,198)

Net Expenses	9,815,564	6,674,653	(2,045,146)		14,445,071

Net Investment Income (loss)	8,858,747	(3,049,057)	2,045,146		7,854,836

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	71,738,092	33,549,820	100,612		105,388,524
Futures transactions	(36,059)	—	—		(36,059)
Net change in unrealized gain (loss) on:
Investments	9,763,484	(27,179,139)	—		(17,415,655)
Futures	137,231	—	—		137,231

Net realized and unrealized gain on investment and futures transactions	81,602,748	6,370,681	100,612		88,074,041

Net Increase in Net Assets Resulting from Operations	$90,461,495	$3,321,624	$2,145,758		$95,928,877

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured U.S. Equity Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
AXA Enterprise Funds Trust(the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Capital Appreciation Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Portfolio will be combined with Class A of the Fund, Class B of the Portfolio will be combined with Class B of the Fund, Class C of the Portfolio will be combined with Class C of the Fund and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional
Shares Issued	6,044,721	2,241,425	2,172,399	2,009,444
Net Assets 08/31/2006	$192,169,019	$67,065,118	$64,690,343	$65,266,936
Pro Forma Net Asset Value 08/31/2006	$31.79	$29.92	$29.78	$32.48
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
      Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
      In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
      The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Portfolio	Structured U.S. Equity Fund
Expiring 2009	$3,326	$—
Expiring 2010	25,282	21,317,839
Expiring 2011	—	—

Total	$28,608	$21,317,839

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.
E. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Funds’ custodian bank on behalf of the broker an amount of cash or securities equal to the minimum ''initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (''variation margin’’) are paid or received by the Funds, dependant on the fluctuations in the value of the contracts,

2

and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
      The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
      Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
H. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
      The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate
First $1 Billion	0.65%
Next $1 Billion	0.59%
Over $2 Billion	0.56%

      Additionally, effective December 29, 2005, GSAM has voluntarily agreed to waive a portion of its Management fees equal to 0.14% based on the average daily net assets of the Fund.
      GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

3

      The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
      Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $56,400, $0, and $0 for Class A, Class B, and Class C Shares, respectively.
      Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
      The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
      For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $1,048,000, $538,000, and $15,000 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $0, $101,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
      At August 31, 2006, amounts owed to affiliates by the Fund were approximately $589,000, $225,000, and $137,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. In addition, amounts owed to affiliates by The Portfolio were approximately $241,000, $35,000, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
      Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $7,169 in fees as securities lending agent. A portion of this amount, $2,714, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $54,679,277 collateralized by cash in the amount of $55,463,875. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Statement of Investments for the Goldman Sachs Structured U.S. Equity Fund and AXA Enterprise Capital Appreciation Fund and AXA MM Core Equity Fund
August 31, 2006 (Unaudited)

	Shares				Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund

					Common Stocks-97.4%
					Advertizing-0.00%
—	—	1,300	—	1,300	Interpublic Group *	—	—	11,934	—	11,934

					Aerospace & Defense 4.4%
—	164,398	—	—	164,398	General Dynamics Corp.	—	11,105,085	—	—	11,105,085
—	93,126	—	—	93,126	Locheed Martin Corp.	—	7,692,208	—	—	7,692,208
371,000	—	500	—	371,500	Northrop Grumman Corp.	24,786,510	—	33,405	—	24,819,915
330,573	—	600	—	331,173	The Boeing Co.	24,759,918	—	44,940	—	24,804,858
71,600	100,542	—	—	172,142	United Technologies Corp.	4,490,036	6,304,989	—	—	10,795,025

						54,036,464	25,102,282	78,345	—	79,217,091

					Air Freight & Couries-0.8%
—	144,176	510	—	144,686	Fedex Corp	—	14,566,101	51,525	—	14,617,626
—	—	125	—	125	United Parcel Service Inc.	—	—	8,757	—	8,757

						—	14,566,101	60,282	—	14,626,383

					Airlines-0.0%
—	—	5,700	—	5,700	Jet Blue Airways Corp. *			58,368		58,368

					Auto Components-0.0%
—	—	375	—	375	Autoliv Inc.	—	—	21,194	—	21,194
—	—	150	—	150	Borg Warner Inc.	—	—	8,507	—	8,507
—	—	150	—	150	Magna International	—	—	10,793	—	10,793

						—	—	40,494	—	40,494

					Automobiles-0.4%
—	—	225	—	225	DaimleChrysler AG	—	—	11,876	—	11,876
—	—	500	—	500	Peugeot SA Euro	—	—	28,205	—	28,205
—	57,541	200	—	57,741	Toyota Motor Corp. (ADR)	—	6,233,992	21,668	—	6,255,660

						—	6,233,992	61,749	—	6,295,741

					Banks-7.5%
947,884	—	—	—	947,884	Bank of America Corp.	48,787,590	—	—	—	48,787,590
—	—	400	—	400	Comerica Inc.	—	—	22,900	—	22,900
—	—	2,895	—	2,895	Fannie Mae	—	—	152,420	—	152,420
—	—	2,248	—	2,248	Freddie Mac	—	—	142,972	—	142,972
324,944	—	—	—	324,944	Hudson City Bankcorp, Inc.	4,243,769	—	—	—	4,243,769
—	—	600	—	600	Huntinton Bancshares Inc.	—	—	14,352	—	14,352
—	—	825	—	825	Key Corp	—	—	30,352	—	30,352
32,288	—	—	—	32,288	M&T Bank Corp.	3,953,988	—	—	—	3,953,988
38,400	—	—	—	38,400	Mercantile Bankshares Corp.	1,418,112	—	—	—	1,418,112
—	—	775	—	775	National City Corp.	—	—	26,800	—	26,800
—	—	125	—	125	PNC Financial Services		—	8,849	—	8,849
132,900	—	—	—	132,900	Regions Financial Corp.	4,783,071	—	—	—	4,783,071
467,475	—	1,100	—	468,575	U.S. Bancorp	14,991,923	—	35,277	—	15,027,200
38,448	—	—	—	38,448	UnionBanCal Corp.	2,303,035	—	—	—	2,303,035
133,025	—	200	—	133,225	Wachovia Corp.	7,267,156	—	10,926	—	7,278,082
31,900	—	875	—	32,775	Washington Mutual, Inc.(a)	1,336,291	—	36,654	—	1,372,945
1,019,112	249,541	750	—	1,269,403	Wells Fargo & Co.	35,414,142	8,671,550	26,063	—	44,111,755

						124,499,077	8,671,550	507,565	—	133,678,192

					Beverages-0.1%
—	—	1,200	—	1,200	Coca-Cola Inc.	—	—	53,772	—	53,772
—	29,451	1,755	—	31,206	Pepsico Co.	—	1,922,561	114,566	—	2,037,127

						—	1,922,561	168,338	—	2,090,899

					Biotechnology-3.4%
311,800	—	2,195	—	313,995	Amgen, Inc. *	21,180,574	—	149,105	—	21,329,679
183,472	—	—	—	183,472	Celgene Corp.*	7,465,476	—	—	—	7,465,476
—	135,009	—	—	135,009	Amalyn Pharmaceutical Co.	—	6,119,958	—	—	6,119,958
—	249,257	965	—	250,222	Genentech *	—	20,568,688	79,632	—	20,648,320
—	81,614	—	—	81,614	Genzyme Corp.	—	5,405,295	—	—	5,405,295
—	—	1,475	—	1,475	Gilead sciences *	—	—	93,515	—	93,515

						28,646,050	32,093,941	322,252	—	61,062,243

					Chemicals-2.4%
—	10,289	1,400	—	11,689	Air Products and Chemicals	—	682,058	92,806	—	774,864
163,265	—	—	—	163,265	Ashland, Inc.	10,308,552	—	—	—	10,308,552
—	—	500	—	500	Lubrizol Corp.	—	—	21,745	—	21,745
527,352	138,416	—	—	665,768	Monsanto Co.	25,017,579	6,566,455	—	—	31,584,034
—	17,570	—	—	17,570	Praxair Inc.	—	1,008,694	—	—	1,008,694

						35,326,131	8,257,207	114,551	—	43,697,889

					Commercial Services & Supplies-1.1%
—	—	400	—	400	Avery Dennison Corp.	—	—	24,776	—	24,776
45,817	—	—	—	45,817	Global Payments, Inc.	1,743,337	—	—	—	1,743,337
202,484	—	—	—	202,484	Manpower, Inc.	11,968,829	—	—	—	11,968,829
174,486	—	—	—	174,486	Waste Management, Inc.	5,981,380	—	—	—	5,981,380

						19,693,546	—	24,776	—	19,718,322

					Communications Equipment-2.9%
—	—	978	—	978	ADC Telecommunications *	—	—	13,350	—	13,350
1,756,400	—	3,400	—	1,759,800	Cisco Systems, Inc.*	38,623,236	—	74,766	—	38,698,002
—	—	2,925	—	2,925	Corning Inc. *	—	—	65,052	—	65,052
—	174,901	5,275	—	180,176	Motorola Inc.	—	4,089,185	123,329	—	4,212,514
—	—	1,300	—	1,300	Nokia Corp ADR	—	—	27,144	—	27,144
—	162,444	3,025	—	165,469	Qualcomm	—	6,119,265	113,951	—	6,233,216
—	—	1,265	—	1,265	Research in Motion *	—	—	104,363	—	104,363
303,900	—	1,000	—	304,900	Tellabs, Inc.*	3,096,741	—	10,190	—	3,106,931

						41,719,977	10,208,450	532,145	—	52,460,572

					Computers & Peripherals-2.0%
—	—	2,075	—	2,075	Apple Computer Co. Inc. *	—	—	140,788	—	140,788
—	—	3,700	—	3,700	Dell Inc. *	—	—	83,435	—	83,435
—	—	6,920	—	6,920	EMC Corp. *	—	—	80,618	—	80,618
947,700	—	1,700	—	949,400	Hewlett-Packard Co.	34,647,912	—	62,152	—	34,710,064
—	—	850	—	850	International Business Machines Corp.	—	—	68,825	—	68,825
—	—	1,180	—	1,180	Sandisk Corp. *	—	—	69,526	—	69,526

						34,647,912	—	505,344	—	35,153,256

					Consumer Durables & Apparel-0.0%
—	—	700	—	700	Matell Inc.	—	—	13,188	—	13,188

					Containers and Packaging-0.0%
—	—	675	—	675	Crown Holdings Inc. *	—	—	12,413	—	12,413
—	—	1,050	—	1,050	Owens Illinois Inc. *	—	—	15,918	—	15,918
—	—	1,000	—	1,000	Smurfit-Stone Container *	—	—	11,390	—	11,390

						—	—	39,721	—	39,721

					Diversified Financials-7.4%
—	—	2,550	—	2,550	American Express Co.	—	—	133,977	—	133,977
The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured U.S.	AXA Enterprise Capital	AXA MM Core		Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund

143,500	—	—	—	143,500	AmeriCredit Corp.* (a)	3,370,815	—	—	—	3,370,815
35,000	—	—	—	35,000	Ameriprise Financial, Inc.	1,600,550	—	—	—	1,600,550
—	—	2,000	—	2,000	Bank of America Corp.	—	—	102,940	—	102,940
—	—	6,300	—	6,300	Charles Schwab Corp.	—	—	102,753	—	102,753
189,770	—	4,100	—	193,870	Citigroup, Inc.	9,365,150	—	202,334	—	9,567,484
392,200	—	—	—	392,200	Countrywide Financial Corp.	13,256,360	—	—	—	13,256,360
—	91,081	50	(91,131)	—	Goldman Sachs Group Inc.	—	13,539,190	7,433	(13,546,623)	—
885,300	—	1,675	—	886,975	J.P. Morgan Chase & Co.	40,422,798		76,481	—	40,499,279
—	190,160	—	—	190,160	Lehman Brothers Holding Group Inc.	—	12,134,110	—	—	12,134,110
—	—	9,900	—	9,900	Lloyds TSB Group	—	—	98,205	—	98,205
337,599	—	2,195	—	339,794	Merrill Lynch & Co., Inc.	24,823,654	—	161398	—	24,985,052
—	—	75	—	75	Morgan Stanley Co.	—	—	4934	—	4,934
—	—	1,200	—	1,200	NYSE Group Inc. *	—	—	71160	—	71,160
—	—	1,900	—	1,900	Options Express Holdings Inc	—	—	49628	—	49,628
176,000		—	—	176,000	Principal Financial, Inc.	9,370,240	—	—	—	9,370,240
—	280,140	880	—	281,020	UBS AG	—	15,903,548	49,958	—	15,953,506
—	—	475	—	475	Waddel and Reed Financial	—	—	11,030	—	11,030

						102,209,567	41,576,848	1,072,231	(13,546,623)	131,312,023

					Diversified Telecommunications - 2.3%
476,800	—	300	—	477,100	AT&T, Inc.	14,842,784	—	9,339	—	14,852,123
—	—	1,500	—	1,500	Bellsouth Corp.	—	—	61,080	—	61,080
194,300	—	—	—	194,300	CenturyTel, Inc.	7,737,026	—	—	—	7,737,026
—	—	3,978	—	3,978	Chunghwa Telecom ADR	—	—	68,859	—	68,859
257,763	—	110	—	257,873	Embarq Corp.	12,153,525	—	5,187	—	12,158,712
—	—	17,900	—	17,900	Level 3 Communications *	—	—	79,297	—	79,297
332,330	—	2,200	—	334,530	Sprint Nextel Corp.	5,623,024	—	37,224	—	5,660,248
—	—	1,650	—	1,650	Verizon Communications	—	—	58,047	—	58,047

						40,356,359	—	319,033	—	40,675,392

					Electric Utilities - 3.2%
160,000	—	—	—	160,000	American Electric Power Co., Inc.* (a)	5,836,800	—	—	—	5,836,800
—	—	500	—	500	Constellation Energy	—	—	30,045	—	30,045
64,000	—	—	—	64,000	FirstEnergy Corp.	3,651,840	—	—	—	3,651,840
539,948	—	—	—	539,948	PG&E Corp.	22,640,020	—	—	—	22,640,020
388,701	—	890	—	389,591	TXU Corp.	25,735,893	—	58,927	—	25,794,820

						57,864,553	—	88,972	—	57,953,525

					Electrical Equipment - 0.4%
116,100	—	—	—	116,100	Energizer Holdings, Inc. * (a)	7,762,446	—	—	—	7,762,446
—	—	225	—	225	Cooper Industries Ltd.	—	—	18,423	—	18,423

						7,762,446	—	18,423	—	7,780,869

					Electronic Equipment & Services - 0.1%
—	—	300	—	300	Arrow Electronics Inc.	—	—	8,370	—	8,370
—	—	900	—	900	Flextronics *	—	—	10,620	—	10,620
123,200	—	—	—	123,200	Ingram Micro, Inc.*	2,217,600	—	—	—	2,217,600
—	—	3,200	—	3,200	Sanmina SCI Corp *	—	—	10,848	—	10,848
—	—	4,400	—	4,400	Solectron NPV *	—	—	13,816	—	13,816
—	—	250	—	250	Tech Data Corp. *	—	—	8,723	—	8,723

						2,217,600	—	52,377	—	2,269,977

					Energy Equipment & Services - 1.2%
65,200	—	—	—	65,200	Dresser-Rand Group, Inc.*	1,333,340	—	—	—	1,333,340
—	—	600	—	600	Global Santa Fe Corp.	—	—	29,532	—	29,532
—	240,624	1,210	—	241,834	Halliburton Co.	—	7,849,155	39,470	—	7,888,625
—	—	700	—	700	Rowan Co’s Inc.	—	—	23,940	—	23,940
49,900	134,594	—	—	184,494	Schlumberger Ltd.(a)	3,058,870	8,250,612	—	—	11,309,482

						4,392,210	16,099,767	92,942	—	20,584,919

					Food & Drug Retailing - 0.6%
—	—	1,500	—	1,500	Kroger Co.	—	—	35,715	—	35,715
221,500		450	—	221,950	Safeway, Inc.(a)	6,850,995	—	13,919	—	6,864,914
—	—	2,475	—	2,475	Sysco Corp.	—	—	77,690	—	77,690
—	69,456	—	—	69,456	Wallgreen Co.	—	3,435,294	—	—	3,435,294
—	—	970	—	970	Whole Foods Market Inc.	—	—	52,011	—	52,011

						6,850,995	3,435,294	179,335	—	10,465,624

					Food Products - 2.5%
602,751	167,937	—	—	770,688	Archer-Daniels-Midland Co.	24,815,259	6,913,966	—	—	31,729,225
—	—	175	—	175	Bunge Ltd.	—	—	9,860	—	9,860
—	—	1,200	—	1,200	Conagra Foods Inc.	—	—	28,560	—	28,560
—	—	600	—	600	Kellogg Co.	—	—	30,420	—	30,420
195,200	—	—	—	195,200	Kraft Foods, Inc.(a)	6,619,232	—	—	—	6,619,232
442,300	—	—	—	442,300	Tyson Foods, Inc.	6,515,079	—	—	—	6,515,079

						37,949,570	6,913,966	68,840	—	44,932,376

					Healthcare Equipment & Supplies - 0.8
—	—	300	—	300	Alcon Inc.	—	—	35,337	—	35,337
364,800	—	—	—	364,800	Applera Corp. — Applied Biosystems Group	11,181,120	—	—	—	11,181,120
19,900	—	—	—	19,900	Becton, Dickinson and Co.	1,387,030	—	—	—	1,387,030
—	—	3,200	—	3,200	Eclipsys Corp *	—	—	54,720	—	54,720
17,776	—	1,470	—	19,246	Fisher Scientific International, Inc.*	1,390,616	—	114,998	—	1,505,614
—	—	775	—	775	Zimmer Holding Corp. *	—	—	52,700	—	52,700

—						13,958,766	—	257,755	—	14,216,521

—					Healthcare Providers & Services - 5.1%
522,569	—	400	—	522,969	AmerisourceBergen Corp.	23,076,647	—	17,664	—	23,094,311
71,600	—	3,155	—	74,755	Caremark Rx, Inc.	4,148,504	—	182,801	—	4,331,305
—	—	2,295	—	2,295	Coventry Healthcare *	—	—	124,481	—	124,481
61,300	—	—	—	61,300	Express Scripts, Inc.*	5,154,104	—	—	—	5,154,104
130,000	—	—	—	130,000	Humana, Inc.*	7,920,900	—	—	—	7,920,900
414,000	—	—	—	414,000	McKesson Corp.	21,031,200	—	—	—	21,031,200
—	37,136	—	—	37,136	Quest Diagnostice Inc.	—	2,387,102	—	—	2,387,102
—	—	1,100	—	1,100	Tenet Healthcare Corp. *	—	—	8,668	—	8,668
—	520,828	1,345	—	522,173	United Health Group Inc.	—	27,057,015	69,873	—	27,126,888
—	—	1,600	—	1,600	Wellpoint Inc. *	—	—	123,856	—	123,856

						61,331,355	29,444,117	527,343	—	91,302,815

					Hotels, Restaurants & Leisure - 3.4%
38,941	—	—	—	38,941	Darden Restaurants, Inc.	1,378,511	—	—	—	1,378,511
—	123,438	—	—	123,438	Four Seasons Hotel	—	7,790,172	—	—	7,790,172
—	116,183	1,600	—	117,783	Las Vegas Sands Corp. *	—	8,110,735	111,697	—	8,222,432
37,400	—	—	—	37,400	Marriott International, Inc.	1,408,484	—	—	—	1,408,484
37,500	—	1,400	—	38,900	McDonald’s Corp.	1,346,250	—	50,260	—	1,396,510
—	251,948	1,930	—	253,878	MGM Mirage Inc. *	—	8,989,505	68,862	—	9,058,367
287,000	182,759	2,610	—	472,369	Starbucks Corp.*	8,899,870	5,667,357	80,936	—	14,648,163
—	51,077	—	—	51,077	Station Casinos Inc.	—	2,975,235	—	—	2,975,235
—	46,474	—	—	46,474	Wynn Resorts	—	3,597,552	—	—	3,597,552
—	163,697	—	—	163,697	Yum Brands Inc.	—	8,001,509	—	—	8,001,509

						13,033,115	45,132,065	311,755	—	58,476,935

					Household Durables - 2.5%
—	—	400	—	400	Clorox Co.	—	—	23,924	—	23924
117,263	—	575	—	117,838	Colgate-Palmolive Co.	7,019,363	—	34,420	—	7,053,783
—	93,246	—	—	93,246	KB Home	—	3,987,199	—	—	3,987,199
—	—	500	—	500	Kimberly-Clark Corp.	—	—	31,750	—	31,750
—	94,255	—	—	94,255	Lennar Corp.	—	4,226,394	—	—	4,226,394
220,569	263,577	2,530	—	486,676	Procter & Gamble Co.	13,653,221	16,315,416	156,607	—	30,125,244
—	—	1,300	—	1,300	Toll Brothers *	—	—	34,346	—	34,346

						20,672,584	24,529,009	281,047	—	45,482,640

The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured U.S.	AXA Enterprise Capital	AXA MM Core		Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund

					Household Products - 2.6%
952,320	—	11,630	—	963,950	General Electric Co.	32,436,019	—	396,118	—	32,832,137
196,412	—	—	—	196,412	Reynolds American, Inc. (a)	12,780,529	—	—	—	12,780,529

						45,216,548	—	396,118	—	45,612,666

					Industrial Conglomerates - 0.0%
—	—	325	—	325	Textron Inc.	—	—	27,255	—	27,255
—	—	2,890	—	2,890	Tyco International	—	—	75,574	—	75,574

						—	—	102,829	—	102,829

					Insurance - 5.2
—	—	400	—	400	Ace Ltd.	—	—	21,544	—	21,544
—	—	150	—	150	Allstate Corp.	—	—	8,691	—	8,691
135,227	—	—	—	135,227	AMBAC Financial Group, Inc.	11,709,306	—		—	11,709,306
—	—	3,200	—	3,200	American International Group, Inc.	—	—	204,223	—	204,223
594,600	90,398	1,000	—	685,998	Genworth Financial, Inc.	20,472,078	3,112,403	34,430	—	23,618,911
—	—	275	—	275	Hartford Financial	—	—	23,612	—	23,612
628,988	—	—	—	628,988	Loews Corp.	24,203,459	—		—	24,203,459
263,221	—	1,242	(1,242)	263,221	MBIA, Inc. (a)	16,222,310	—	76,544	(76,544)	16,222,310
—	—	650	—	650	Metlife Inc.	—	—	35,770	—	35,770
—	—	325	—	325	Old Republic	—	—	6,793	—	6,793
—	147,944	—	—	147,944	Progressive Corp.	—	3,637,943		—	3,637,943
—	—	150	—	150	Prudential Financial	—	—	11,012	—	11,012
102,600	—	—	—	102,600	Radian Group, Inc.	6,143,688	—		—	6,143,688
—	—	777	—	777	St. Paul Travelers	—	—	34,110	—	34,110
123,000	—	650	—	123,650	The Chubb Corp.	6,169,680	—	32,604	—	6,202,284
—	—	1,100	—	1,100	Unumprovident Corp.	—	—	20,845	—	20,845
—	—	400	—	400	XL Capital Class A	—	—	26,256	—	26,256

						84,920,521	6,750,346	536,434	(76,544)	92,130,757

					Internet & Catalog Retail - 0.0%
—	—	500	—	500	Amazon.com *	—	—	15,415	—	15,415
—	—	2,585	—	2,585	IAC/Interactive *	—	—	73,621	—	73,621

						—	—	89,036	—	89,036

					Internet Software & Services - 1.3%
58,900	—	348	—	59,248	Google, Inc., Class A *	22,295,417	—	131,727	—	22,427,144
—	—	250	—	250	Ceridian Corp. *	—	—	5,968	—	5,968
—	—	1,350	—	1,350	Electronic Data	—	—	32,171	—	32,171
—	—	4,555	—	4,555	Yahoo Inc. *	—	—	131,275	—	131,275

						22,295,417	—	301,141	—	22,596,558

					IT Consulting & Services - 1.5%
482,018	—	—	—	482,018	Computer Sciences Corp. *	22,838,013	—	—	—	22,838,013
89,400	—	—	—	89,400	First Data Corp.	3,841,518	—	—	—	3,841,518

						26,679,531	—	—	—	26,679,531

					Machinery - 0.7%
—	145,096	—	—	145,096	Caterpillar Inc.	—	9,627,120	—	—	9,627,120
—	—	500	—	500	Eaton Corp.	—	—	33,250	—	33,250
62,580	—	—	—	62,580	Illinois Tool Works, Inc.	2,747,262	—	—	—	2,747,262
—	—	250	—	250	Ingersoll-Rand Co.	—	—	9,505	—	9,505
—	—	500	—	500	SPX Corp	—	—	26,400	—	26,400

						2,747,262	9,627,120	69,155	—	12,443,537

					Media - 5.9%
782,281	—	1,262	—	783,543	CBS Corp. Class B	22,334,123	—	36,030	—	22,370,153
485,783	—	—	—	485,783	Clear Channel Communications, Inc.	14,107,138	—	—	—	14,107,138
—	—	1,650	—	1,650	Comcast Corp. Class A *	—	—	57,750	—	57,750
—	446,314	3,995	—	450,309	Comcast Corp. *	—	15,620,990	139,464	—	15,760,454
—	—	4,491	—	4,491	DirectTV Group *	—	—	84,386	—	84,386
—	—	2,040	—	2,040	Sirius Satellite Radio *	—	—	8,344	—	8,344
70,500	—	—	—	70,500	The McGraw-Hill Companies., Inc.	3,941,655	—	—	—	3,941,655
666,132	—	200	—	666,332	The Walt Disney Co.	19,750,814	—	5,930	—	19,756,744
1,795,258	—	2,600	—	1,797,858	Time Warner, Inc.	29,837,188	—	43,212	—	29,880,400
—	—	462	—	462	Viacom Inc. Class B *	—	—	16,771	—	16,771

						89,970,918	15,620,990	391,887	—	105,983,795

					Metals & Mining - 0.1%
26,700	—	—	—	26,700	Newmont Mining Corp.	1,368,375	—		—	1,368,375
—	—	1,200	—	1,200	Southern Copper Corp.			110,784		110,784

						1,368,375	—	110,784	—	1,479,159

					Multi-Utilities - 0.0%
—	—	225	—	225	Dominion Resources	—	—	17,975	—	17,975

					Multiline Retail - 0.9%
240,250	—	—	—	240,250	Costco Wholesale Corp.	11,241,297	—	—	—	11,241,297
—	—	1,545	—	1,545	Nordstrom Inc.	—	—	57,706	—	57,706
—	104,977	2,925	—	107,902	Target Corp	—	5,079,837	141,540	—	5,221,377
—	—	650	—	650	Saks Inc.	—	—	9,380	—	9,380
—	—	500	—	500	Wall-mart Stores Inc.	—	—	22,360	—	22,360

						11,241,297	5,079,837	230,986	—	16,552,120

					Oil & Gas - 7.9%
53,504	—	—	—	53,504	Anadarko Petroleum Corp.	2,509,873	—	—	—	2,509,873
20,200	—	1,700	—	21,900	Apache Corp.	1,318,656	—	110,976	—	1,429,632
—	—	425	—	425	BP Amoco P.L.C. ADR	—	—	28,921	—	28,921
—	—	1,250	—	1,250	Canadian Natural Resource Ltd.	—	—	65,364	—	65,364
—	—	3,042	—	3,042	Chevron Corp.	—	—	195,905	—	195,905
—	—	2,125	—	2,125	Conocophillips Co.	—	—	134,789	—	134,789
407,744	—	—	—	407,744	Devon Energy Corp.(a)	25,479,922	—	—	—	25,479,922
19,337	—	1,415	—	20,752	EOG Resources, Inc.	1,253,424	—	91,720	—	1,345,144
1,020,216	—	4,975	—	1,025,191	Exxon Mobil Corp.	69,038,017	—	336,658	—	69,374,675
—	—	275	—	275	Marathon Oil Corp.	—	—	22,963	—	22,963
—	—	1,525	—	1,525	Occidental Petroleum	—	—	77,760	—	77,760
—	154,454	—	—	154,454	Peabody Energy Corp.	—	6,806,788	—	—	6,806,788
—	—	300	—	300	Total S A Sponsored	—	—	20,229	—	20,229
235,400	—	—	—	235,400	Sunoco, Inc.	16,927,614	—	—	—	16,927,614
53,367	—	—	—	53,367	Ultra Petroleum Corp.*	2,649,138	—	—	—	2,649,138
—	—	1,270	—	1,270	Valero Energy	—	—	72,898	—	72,898
313,900	—	—	—	313,900	XTO Energy, Inc.	14,367,203	—	—	—	14,367,203

						133,543,847	6,806,788	1,158,183	—	141,508,818

					Pharmaceuticals - 5.3%
—	105,827	700	—	106,527	Abbot Labs	—	5,153,775	34,090	—	5,187,865
29,000	—	—	—	29,000	Forest Laboratories, Inc.*	1,449,420	—	—	—	1,449,420
41,437	—	3,284	—	44,721	Johnson & Johnson	2,679,317	—	212,343	—	2,891,660
—	—	1,405	—	1,405	Lilly & Co.	—	—	78,582	—	78,582
660,745	—	1,375	—	662,120	Merck & Co., Inc.	26,793,210	—	55,756	—	26,848,966
1,660,615	—	11,335	—	1,671,950	Pfizer, Inc.	45,766,549	—	312,393	—	46,078,942
—	—	1,485	—	1,485	Sanofi-Aventis ADR	—	—	66,751	—	66,751
259,800	—	150	—	259,950	Wyeth	12,652,260	—	7,305	—	12,659,565

						89,340,756	5,153,775	767,220	—	95,261,751

					Real Estate - 1.0%
32,500	—	—	—	32,500	Archstone-Smith Trust (REIT)	1,728,350	—	—	—	1,728,350
—	21,076	—	—	21,076	CB Richard Ellis Group	—	484,748	—	—	484,748
163,900	—	—	—	163,900	Equity Office Properties Trust (REIT)	6,079,051	—	—	—	6,079,051
33,800	—	—	—	33,800	Kimco Realty Corp. (REIT)	1,404,390	—	—	—	1,404,390
88,383	—	—	—	88,383	New Century Financial Corp. (REIT)(a)	3,421,306	—	—	—	3,421,306
18,800	—	—	—	18,800	SL Green Realty Corp.	2,097,328	—	—	—	2,097,328
—	52,387	—	—	52,387	ST Joe Co.	—	2,669,642	—	—	2,669,642

						14,730,425	3,154,390	—	—	17,884,815

					Road & Rail - 2.4%
—	178,174	—	—	178,174	Burlington Northern Santa Fe	—	11,928,749	—	—	11,928,749
343,200	—	1,300	—	344,500	CSX Corp.	10,371,504	—	39,286	—	10,410,790
The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured	AXA Enterprise Capital			Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		U.S. Equity Fund	Appreciation Fund	AXA MM Core Equity Fund	Adjustments	Combined Fund

111,600	—	700	—	112,300	Norfolk Southern Corp.	4,768,668	—	29,911	—	4,798,579
97,830	106,300	—	—	204,130	Union Pacific Corp.	7,860,640	8,541,205	—	—	16,401,845

						23,000,812	20,469,954	69,197	—	43,539,963

					Semiconductor Equipment & Products – 1.7%
—	—	2,600	—	2,600	Advanced Micro Devices *	—	—	64,974	—	64,974
—	—	1,110	—	1,110	Agere Systems Inc. *	—	—	16,916	—	16,916
—	—	348	—	348	Samsung Electronic GDR	—	—	117,629	—	117,629
754,367	148,212	2,615	—	905,194	Texas Instruments, Inc.	24,584,821	4,830,229	85,223	—	29,500,273

						24,584,821	4,830,229	284,742	—	29,699,792

					Software – 2.1%
—	—	1,860	—	1,860	Adobe Systems Inc. *	—	—	60,338	—	60,338
—	—	11,960	—	11,960	Bearingpoint *	—	—	99,986	—	99,986
—	—	750	—	750	Intel Corp.	—	—	14,655	—	14,655
1,188,240	—	9,300	—	1,197,540	Microsoft Corp.	30,525,885	—	238,917	—	30,764,802
—	—	8,100	—	8,100	Oracle Corp. *	—	—	126,765	—	126,765
—	—	805	—	805	SAP AG (c)	—	—	38,431	—	38,431
296,556	—	—	—	296,556	Synopsys, Inc.*	5,622,702	—	—	—	5,622,702

						36,148,587	—	579,092	—	36,727,679

					Specialty Retail – 3.1%
—	—	1,200	—	1,200	Abercrombie & Fitch Co.	—	—	77,435	—	77,435
542,775	—	—	—	542,775	AutoNation, Inc.*	10,546,118	—	—	—	10,546,118
528,431	—	—	—	528,431	Circuit City Stores, Inc.	12,476,256	—	—	—	12,476,256
—	—	750	—	750	GAP Inc.	—	—	12,608	—	12,608
—	—	1,005	—	1,005	Home Depot Inc.	—	—	34,461	—	34,461
—	—	1,200	—	1,200	Limited Brands Inc.	—	—	30,876	—	30,876
—	351,276	—	—	351,276	Loew’s Co.Inc.	—	9,505,529	—	—	9,505,529
589,787	—	1,100	—	590,887	Office Depot, Inc.*	21,727,753	—	40,524	—	21,768,277
—	—	1,787	—	1,787	Staples Inc.	—	—	40,315	—	40,315
69,100	—	—	—	69,100	United Rentals, Inc.*	1,496,706	—	—	—	1,496,706

						46,246,833	9,505,529	236,219	—	55,988,581

					Textiles & Apparel – 0.1%
75,602	—	650	—	76,252	Jones Apparel Group, Inc.	2,366,343	—	20,345	—	2,386,688
—	—	170	—	170	Nike Inc. Class B	—	—	13,729	—	13,729

						2,366,343	—	34,074	—	2,400,417

					Tobacco – 0.4%
—	—	1,025	—	1,025	Altria Group	—	—	85,618	—	85,618
144,200	—	—	—	144,200	UST, Inc.	7,622,412	—	—	—	7,622,412

						7,622,412	—	85,618	—	7,708,030

					Wireless Telecommunication Services – 0.5%
—	160,395	—	—	160,395	America Movil SA ADR	—	5,984,337	—	—	5,984,337
—	—	4,000	—	4,000	American Tower Corp. *	—	—	143,440	—	143,440
—	—	900	—	900	Crown Castle *	—	—	30,924	—	30,924
—	—	720	—	720	Leap Wireless *	—	—	33,307	—	33,307
—	—	2,365	—	2,365	NII Holdings Inc. Class B *	—	—	126,173	—	126,173
44,910	—	—	—	44,910	United States Cellular Corp. *	2,692,355	—	—	—	2,692,355

						2,692,355	5,984,337	333,844	—	9,010,536

					TOTAL COMMON STOCKS
					(Cost $1,235,129,943, $312,322,140, $10,265,996, $(13,182,842) and $1,544,535,237 respectively) — (Including $54,679,277, $0, $0, $0 and $54,649,277 of securities on loan, respectively)	$1,371,885,337	$367,170,445	$11,603,639	$(13,623,167)	$1,737,036,254

Principal Amount					Interest Rate Maturity Date	Value

					Time Deposits - 1.2%
—	22,076,954	105,468	—	22,182,422	JP Morgan Chase Nassau	—	22,076,954	105,468	—	22,182,422
—	—	100,000	—	100,000	Rabobank America	—	—	99,985	—	99,985

					TOTAL Time Deposits
					(Cost $0, $22,076,954, $205,468, $0 and $22,282,422 respectively)	$—	$22,076,954	$205,453	$—	$22,282,407

					Repurchase Agreement (b) - 0.6%
					Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $10,901,599 (Cost $10,900,000, $0, $0, $0 and $10,900,000 respectively)
10,900,000	$—	$—	$—	$10,900,000		$10,900,000	$—	$—	$—	$10,900,000

					TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $1,246,029,943, $334,399,094, $10,471,464, $(13,182,842) and $1,577,717,659 respectively) – 99.2%	$1,382,785,337	$389,247,399	$11,809,092	$(13,623,167)	$1,770,218,661

Shares					Description	Value

					Securities Lending Collateral - 4.7%
	28,958,492			28,958,492	HSBC Securities Repo		28,958,492			28,958,492
55,463,875	—	—	—	55,463,875	Boston Global Investment Trust - Enhanced Portfolio	$55,463,875				55,463,875
					TOTAL SECURITIES LENDING COLLATERAL
					(Cost $55,463,875, $28,958,492, $0, $0 and $84,422,367 respectively)	$55,463,875	$28,958,492	$—	$—	$84,422,367

					TOTAL INVESTMENTS
					(Cost $1,301,493,818, $334,399,094, $10,471,464, $(13,182,842) and $1,633,181,534 respectively) – 103.9%	$1,438,249,212	$418,205,891	$11,809,092	$(13,623,167)	$1,854,641,028

					OTHER ASSETS IN EXCESS OF LIABILITIES/(LIABILITIES IN EXCESS OF OTHER ASSETS) – 3.9%	$(54,242,385)	$(29,014,476)	$105,718	$13,623,167	$(69,527,976)
					Net Assets – 100.0%	$1,384,006,827	$389,191,415	$11,914,810	$—	$1,785,113,052

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2006.
(c) One ADR represents one fourth of SAP AG underlying foreign security
ADR American Depository Receipts

GDR Global Depository Receipts
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	183	September 2006	$11,946,240	$156,153

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured U.S. Equity Fund and AXA Enterprise Capital Appreciation Fund and AXA Enterprise MM Core Equity Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Structured U.S.	Capital	AXA Enterprise			Pro Forma
	Equity Fund	Appreciation Fund	MM Core Equity Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,246,029,943, $312,322,140, $10,265,996, ($13,182,842) and $1,555,435,237, respectively) — (including $54,679,277, $0, $0, $0 and $54,679,277 of securities on loan, respectively)	$1,382,785,337	$367,170,445	11,603,639	$(13,623,167	)(d)	$1,747,936,254
Investments in short term securities, at value (cost $0, $22,076,954, $205,468, $0 and $22,282,422, respectively)	—	22,076,954	205,453	—		22,282,407
Securities Lending collateral, at value (cost $55,463,875, $28,958,492, $0, $0 and $84,422,367, respectively)	55,463,875	28,958,492	—	—		84,422,367
Cash	1,255,099 (a)	1,411,545	100,051	—		2,766,695
Foreign Currencies, at value (cost $0, $0, $28,076, $0 and $28,076, respectively)	—	139	28,418	—		28,557
Receivables:
Investment securities sold, at value	—	256,317	34,324	13,623,167	(d)	13,913,808
Fund shares sold	1,583,615	661,404	180	—		2,245,199
Dividends and interest, at value	3,231,402	310,523	23,932	—		3,565,857
Reclaim receivable	—	46,315	—	—		46,315
Due from broker	4,575	—	—	—		4,575
Reimbursement from adviser	64,844	—	25,373	—		90,217
Securities lending income	6,244	—	—	—		6,244
Other assets	5,299	80,750	—	—		86,049

Total assets	1,444,400,290	420,972,884	12,021,370	—		1,877,394,544

Liabilities:
Payables:
Investment securities purchased	—	1,975,249	41,236	—		2,016,485
Payable upon return of securities loaned	55,463,875	28,958,492	—	—		84,422,367
Fund shares repurchased	3,553,123	348,691	—	—		3,901,814
Amounts owed to affiliates	951,181	276,442	11,467	—		1,239,090
Capital shares redeemed	—	—	2,149	—		2,149
Unrealized loss on forward contracts	—	—	31	—		31
Accrued expenses	425,284	222,595	51,677	—		699,556

Total liabilities	60,393,463	31,781,469	106,560	—		92,281,492

Net Assets:
Paid-in capital	1,219,511,120	363,626,736	9,778,275	—		1,592,916,131
Accumulated undistributed net investment income (loss)	9,432,894	(2,368,760)	20,949	—		7,085,083
Accumulated net realized gain (loss) on investments and futures transactions	18,151,267	(26,915,005)	777,700	366,937		(7,619,101)
Net unrealized gain on investments and futures	136,911,546	54,848,305	1,337,628	(366,937)		192,730,542
Net unrealized gain on Foreign Exchange	—	139	258	—		397

Net Assets	$1,384,006,827	$389,191,415	$11,914,810	$—		$1,785,113,052

Net Assets:
Class A	$611,999,464	$192,169,019	$586,728	$3,781,073		$808,536,284
Class B	78,109,902	67,065,118	322,810	—		145,497,830
Class C	36,628,284	64,690,343	323,965	—		101,642,592
Institutional/Class Y	644,250,108	65,266,935	6,900,234	—		716,417,277
Service/Class P	13,019,069	—	3,781,073	(3,781,073)		13,019,069

Shares Outstanding:
Class A	19,250,586	5,638,670	51,725	491,716	(b)	$25,432,698
Class B	2,610,560	2,139,636	29,205	83,374	(b)	4,862,774
Class C	1,230,033	2,005,725	29,305	148,248	(b)	3,413,311
Institutional/Class Y	19,835,225	1,832,927	606,064	(217,102	)(b)	22,057,114
Service/Class P	413,263	—	333,097	(333,097	)(b)	413,263

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	43,339,667	11,616,959	1,049,396	173,138	(b)	56,179,160

Net assets value, offering and redemption price per share:(c)
Class A	$31.79	$34.08	11.34	$—		$31.79
Class B	29.92	31.34	11.05	—		29.92
Class C	29.78	32.25	11.05	—		29.78
Institutional/Class Y	32.48	35.61	11.39	—		32.48
Service/Class P	31.50	—	11.35	—		31.50

(a)	Includes restricted cash of $1,225,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $33.64, $36.06, $12.02 and $33.64 for the Structured U.S. Equity Fund, the AXA Capital Appreciation fund and the AXA MM Core Equity fund, respectively.
At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured U.S. Equity Fund and AXA Enterprise Capital Appreciation Fund and AXA Enterprise MM Core Equity Fund
For year ended August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Structured U.S.	Capital	AXA Enterprise			Pro Forma
	Equity Fund	Appreciation Fund	MM Core Equity Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign witholding tax of $0, $45,484, $1,085, $0 and $46,569, respectively)	$18,208,337	$3,079,598	$197,739	$—		$21,485,674
Interest (including securities lending income of $45,910, $72,313, $0, $0 and $118,223, respectively)	465,974	545,998	9,062	—		1,021,034

Total income	18,674,311	3,625,596	206,801	—		22,506,708

Expenses:
Management fees	6,790,112	2,889,236	126,145	(546,890	)(a)	9,258,603
Administrative fees	—	227,175	159,148	(386,323	)(b)	—
Distribution and service fees	2,612,081	2,294,358	18,887	(395,069	)(b)	4,530,258
Transfer agent fees	1,405,893	921,511	32,620	(277,067	)(b)	2,082,958
Custody and accounting fees	212,103	6,605	3,767	38,412	(b)	260,887
Printing fees	90,105	133,458	17,088	(132,885	)(b)	107,766
Registration fees	75,006	72,501	42,188	(99,988	)(b)	89,707
Audit fees	47,999	28,372	45,953	(69,525	)(b)	52,799
Legal fees	18,533	59,796	11,229	(67,318	)(b)	22,240
Trustee fees	15,230	55,596	1,228	(56,824	)(b)	15,230
Service share fees	54,938	—	—	2	(b)	54,940
Other	121,636	86,957	10,338	(61,619	)(b)	157,312

Total expenses	11,443,636	6,775,565	468,591	(2,055,093)		16,632,699
Less — expense reductions	(1,628,072)	(100,912)	(301,099)	(63,629	)(c)	(2,093,712)

Net Expenses	9,815,564	6,674,653	167,492	(2,118,722)		14,538,987

Net Investment Income (loss)	8,858,747	(3,049,057)	39,309	2,118,722		7,967,721

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	71,738,092	33,549,820	986,438	2,884		106,277,234
Futures transactions	(36,059)	—	—	—		(36,059)
Foreign currency related transactions	—	—	(320)	—		(320)
Net change in unrealized gain (loss) on:
Investments	9,763,484	(27,179,139)	(184,021)	—		(17,599,676)
Futures	137,231	—		—		137,231

Net realized and unrealized gain on investment and futures transactions	81,602,748	6,370,681	802,097	2,884		88,778,410

Net Increase in Net Assets Resulting from Operations	$90,461,495	$3,321,624	$841,406	$2,121,606		$96,746,131

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured U.S. Equity Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
AXA Enterprise Funds Trust(the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Capital Appreciation Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
AXA Enterprise Multimanager Funds Trust(the “Multimanager Trust”) is registered under the Act as an open-end management investment company. The Multimanager Trust currently has thirteen portfolios, including the Multimanager Core Equity (the “Multimanager Portfolio”) which offers five classes of shares—Class A, B, C, P, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Portfolio and Class A and Class P of the Multimanager Portfolio will be combined with Class A of the Fund, Class B of the Portfolio and Class B of the Multimanager Portfolio will be combined with Class B of the Fund, Class C of the Portfolio and Class C of the Multimanager Portfolio will be combined with Class C of the Fund and Class Y of the Portfolio and Class Y of the Multimanager Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio and Multimanager Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional
Shares Issued	6,182,112	2,252,214	2,183,278	2,221,889
Net Assets 08/31/2006	$196,536,820	$67,387,928	$65,014,308	$72,167,169
Pro Forma Net Asset Value 08/31/2006	$31.79	$29.92	$29.78	$32.48

4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

	The Portfolio and the Multi
Capital Loss Carryforward*	Manager Portfolio	Structured U.S. Equity Fund
Expiring 2009	$3,326	$—
Expiring 2010	25,282	21,317,839
Expiring 2011	—	—

Total	$28,608	$21,317,839

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.

2

E. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Funds’ custodian bank on behalf of the broker an amount of cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
H. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate
First $1 Billion	0.65%
Next $1 Billion	0.59%
Over $2 Billion	0.56%

3

     Additionally, effective December 29, 2005, GSAM has voluntarily agreed to waive a portion of its Management fees equal to 0.14% based on the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $56,400, $0, and $0 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $1,048,000, $538,000, and $15,000 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $0, $101,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Multi manager Portfolio’s expense reductions were approximately, $298,000, $3,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
     At August 31, 2006, amounts owed to affiliates by the Fund were approximately $589,000, $225,000, and $137,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Portfolio were approximately $241,000, $35,000, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Multi Manager Portfolio were approximately $30,000, $0, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

4

     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $7,169 in fees as securities lending agent. A portion of this amount, $2,714, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $54,679,277 collateralized by cash in the amount of $55,463,875. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

5

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Growth & Income Fund and AXA Enterprise Equity Income Fund August 31, 2006 (Unaudited)

Shares				Description	Value
	AXA Enterprise					AXA Enterprise
GS Growth &	Equity Income		Pro Forma		GS Growth &	Equity Income		Pro Forma
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Combined Fund

				Common Stocks - 97.4%
				Air Freight & Logistics - 0.0%
$—	$6,700	$—	$6,700	Pacer International, Inc.	$—	$184,451	$—	$184,451

				Biotechnology - 0.4%
72,999	—	—	72,999	Amgen, Inc. *	4,958,822	—	—	4,958,822

			—					—
				Brokers - 2.9%
306,978	—	—	306,978	Lehman Brothers Holdings, Inc.	19,588,266	—	—	19,588,266
72,595	—	—	72,595	Merrill Lynch & Co., Inc.	5,337,910	—	—	5,337,910
182,920	46,900	—	229,820	Morgan Stanley	12,034,307	3,085,551	—	15,119,858

					36,960,483	3,085,551	—	40,046,034

				Chemicals - 0.2%
—	22,500	—	22,500	BASF AG ADR	—	1,858,050	—	1,858,050
—	20,800	—	20,800	Rohm and Haas Co.	—	917,280	—	917,280

					—	2,775,330	—	2,775,330

				Commercial Services & Supplies - 0.1%
—	114,700	—	114,700	Steelcase, Inc.	—	1,663,150	—	1,663,150

				Communications Equipment - 0.1%
—	86,100	—	86,100	Nokia Corp. ADR	—	1,797,768	—	1,797,768

				Computers Hardware - 2.3%
1,119,992	—	—	1,119,992	Cisco Systems, Inc. *	24,628,624	—	—	24,628,624
179,853	—	—	179,853	Hewlett-Packard Co.	6,575,426	—	—	6,575,426

					31,204,050	—	—	31,204,050

				Computer Software - 0.7%
774,548	—	—	774,548	Activision, Inc. *	9,991,669	—	—	9,991,669

				Containers & Packaging - 0.2%
—	55,600	—	55,600	Bemis Co., Inc.	—	1,795,880	—	1,795,880
—	29,800	—	29,800	Sonoco Products Co., Inc.	—	997,704	—	997,704

					—	2,793,584	—	2,793,584

				Defense/Aerospace - 1.7%
198,365	—	—	198,365	General Dynamics Corp.	13,399,556	—	—	13,399,556
—	41,700	—	41,700	Goodrich Corp.	—	1,624,215	—	1,624,215
—	42,000	—	42,000	Northrop Grumman Corp.	—	2,806,020	—	2,806,020
—	59,100	—	59,100	Raytheon Co.	—	2,790,111	—	2,790,111
33,235	—	—	33,235	The Boeing Co.	2,489,301	—	—	2,489,301

					15,888,857	7,220,346	—	23,109,203

				Diversified Energy - 1.6%
891,546	—	—	891,546	The Williams Companies, Inc.	21,958,778	—	—	21,958,778

				Drugs - 4.8%
—	76,800	—	76,800	Biovail Corp. International	—	1,254,912	—	1,254,912
—	29,200	—	29,200	GlaxoSmithKline ADR	—	1,657,976	—	1,657,976
—	68,400	—	68,400	Merck & Co., Inc.	—	2,773,620	—	2,773,620
1,880,163	105,500	—	1,985,663	Pfizer, Inc.	51,817,292	2,907,580	—	54,724,872
—	41,300	—	41,300	Sanofi-Aventis ADR	—	1,856,435	—	1,856,435
—	53,100	—	53,100	Wyeth	—	2,585,970	—	2,585,970

					51,817,292	13,036,493	—	64,853,785

				Electric Utilities - 6.5%
70,578	—	—	70,578	Edison International	3,080,024	—	—	3,080,024
484,559	—	—	484,559	Entergy Corp.	37,626,006	—	—	37,626,006
365,475	—	—	365,475	Exelon Corp.	22,286,666	—	—	22,286,666
133,437	36,800	—	170,237	FirstEnergy Corp.	7,613,915	2,099,808	—	9,713,723
70,060	—	—	70,060	FPL Group, inc.	3,114,167	—	—	3,114,167
367,631	—	—	367,631	PPL Corp.	12,856,056	—	—	12,856,056

					86,576,834	2,099,808	—	88,676,642

				Electrical Equipment - 0.2%
—	32,000	—	32,000	Emerson Electric Co.	—	2,628,800	—	2,628,800

				Electronic Equipment - 0.1%
—	109,901	—	109,901	AU Optronics Corp.	—	1,602,357	—	1,602,357

				Energy Resources - 8.8%
—	13,600	—	13,600	BP Amoco P.L.C. ADR	—	925,480	—	925,480
—	50,199	—	50,199	Chevron Corp.	—	3,232,816	—	3,232,816
536,248	48,400	—	584,648	ConocoPhillips	34,014,211	3,070,012	—	37,084,223
894,742	44,200	—	938,942	Exxon Mobil Corp.	60,547,191	2,991,014	—	63,538,205
—	31,100	—	31,100	Kinder Morgan, Inc.	—	3,245,596	—	3,245,596
The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
	AXA Enterprise					AXA Enterprise
GS Growth &	Equity Income		Pro Forma		GS Growth &	Equity Income		Pro Forma
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Combined Fund

$—	$41,900	$—	$41,900	Marathon Oil Corp.	$—	$3,498,650	$—	$3,498,650
—	51,700	—	51,700	Norsk Hydro ASA ADR	—	1,344,200	—	1,344,200
—	77,200	—	77,200	Occidental Petroleum Corp.	—	3,936,428	—	3,936,428
—	18,800	—	18,800	PetroChina Co. ADR	—	2,108,984	—	2,108,984
—	32,500	—	32,500	TransCanada	—	1,056,900	—	1,056,900
					—
					94,561,402	25,410,080	—	119,971,482
					—
				Energy-Master Limited Partnerships - 3.8%
277,020	—	—	277,020	Energy Transfer Partners LP	13,205,543	—	—	13,205,543
638,360	—	—	638,360	Enterprise Products Partners LP	17,088,897	—	—	17,088,897
319,337	—	—	319,337	Magellan Midstream Partners LP	11,767,569	—	—	11,767,569
—	25,300	—	25,300	Plains All American Pipeline LP	—	1,163,800	—	1,163,800
228,781	—	—	228,781	Williams Partners LP	8,197,223	—	—	8,197,223
					—
					50,259,232	1,163,800	—	51,423,032
					—
				Environmental & Other Services - 1.2%
381,597	76,600	—	458,197	Waste Management, Inc.	13,081,145	2,625,848	—	15,706,993
					—
				Financial Technology - 0.7%
209,283	—	—	209,283	First Data Corp.	8,992,891	—	—	8,992,891
					—
				Food & Beverage - 1.4%
—	44,600	—	44,600	Heinz H. J. Co.	—	1,866,064	—	1,866,064
—	45,900	—	45,900	Kellogg Co.	—	2,327,130	—	2,327,130
—	44,100	—	44,100	Molson Coors Brewing Co.	—	3,100,230	—	3,100,230
—	32,800	—	32,800	Sara Lee Corp.	—	545,464	—	545,464
471,985	—	—	471,985	Unilever NV	11,252,122	—	—	11,252,122
					—
					11,252,122	7,838,888	—	19,091,010
					—
				Home Products - 2.4%
—	42,500	—	42,500	Colgate Palmolive Co.	—	2,544,050	—	2,544,050
—	55,400	—	55,400	Koninklijke Philips	—	1,901,328	—	1,901,328
—	79,100	—	79,100	Legget and Platt, Inc.	—	1,823,255	—	1,823,255
680,534	52,700	—	733,234	Newell Rubbermaid, Inc.	18,367,613	1,422,373	—	19,789,986
—	18,600	—	18,600	Proctor & Gamble Co.	—	1,151,340	—	1,151,340
—	16,200	—	16,200	Stanley Works	—	765,126	—	765,126
77,300	—	—	77,300	The Clorox Co.	4,623,313	—	—	4,623,313
					—
					22,990,926	9,607,472	—	32,598,398
					—
				Hotels & Leisure - 0.2%
—	36,700	—	36,700	Harrah’s Entertainment, Inc.	—	2,288,612	—	2,288,612
					—
				Industrial Conglomerates - 0.1%
—	34,200	—	34,200	General Electric Co.	—	1,164,852	—	1,164,852
					—
				Insurance - 1.5%
—	164,541	—	164,541	AEGON N.V	—	2,941,993	—	2,941,993
—	61,200	—	61,200	Chubb Corp.	—	3,069,792	—	3,069,792
—	76,100	—	76,100	Commerce Group, Inc.	—	2,267,019	—	2,267,019
—	59,300	—	59,300	Lincoln National Corp.	—	3,599,510	—	3,599,510
—	72,700	—	72,700	Manulife Financial Corp.	—	2,373,655	—	2,373,655
—	73,800	—	73,800	Nationwide Financial	—	3,572,658	—	3,572,658
—	56,000	—	56,000	Sun Life Financial	—	2,307,760	—	2,307,760
					—
					—	20,132,387	—	20,132,387
					—
				Large Banks - 14.0%
—	93,000	—	93,000	Banco Stantader Central	—	1,448,010	—	1,448,010
1,094,172	36,600	—	1,130,772	Bank of America Corp.	56,317,033	1,883,802	—	58,200,835
647,391	51,200	—	698,591	Citigroup, Inc.	31,948,746	2,526,720	—	34,475,466
—	16,700	—	16,700	HSBC Holdings ADR	—	1,518,698	—	1,518,698
—	76,300	—	76,300	ING Groep N.V. ADR	—	3,313,709	—	3,313,709
1,131,705	68,700	—	1,200,405	J.P. Morgan Chase & Co.	51,673,650	3,136,842	—	54,810,492
—	29,300	—	29,300	PNC Financial Services	—	2,074,147	—	2,074,147
—	30,200	—	30,200	SunTrust Banks, Inc.	—	2,307,280	—	2,307,280
862,267	49,100	—	911,367	Wells Fargo & Co.	29,963,778	1,706,225	—	31,670,003
					—
					169,903,207	19,915,433	—	189,818,640
					—
				Machinery - 0.4%
—	27,500	—	27,500	Caterpillar, Inc.	—	1,824,625	—	1,824,625
—	56,800	—	56,800	SPX Corp.	—	2,999,040	—	2,999,040
					—
					—	4,823,665	—	4,823,665
					—
				Media - 1.9%
400,171	—	—	400,171	Comcast Corp. *	14,005,985	—	—	14,005,985
734,290	—	—	734,290	Time Warner, Inc.	12,203,900	—	—	12,203,900
					—
					26,209,885	—	—	26,209,885
					—
				Medical Products - 2.1%
428,483	—	—	428,483	Baxter International, Inc.	19,016,076	—	—	19,016,076
192,200	—	—	192,200	Medtronic, Inc.	9,014,180	—	—	9,014,180
					—
					28,030,256	—	—	28,030,256
					—
				Mining - 0.4%
106,577	—	—	106,577	Nucor Corp.	5,208,418	—	—	5,208,418
—	6,300	—	6,300	Southern Copper Corp.	—	581,616	—	581,616
					—
					5,208,418	581,616	—	5,790,034
					—
				Motor Vehicle - 0.6%
144,654	—	—	144,654	Autoliv, Inc.	8,175,844	—	—	8,175,844
—	11,500	—	11,500	DaimlerChrysler AG	—	606,970	—	606,970
					—
					8,175,844	606,970	—	8,782,814
					—
				Oil Refining - 0.9%
189,962	—	—	189,962	EOG Resources, Inc.	12,313,337	—	—	12,313,337
					—
				Oil Services - 1.0%
108,414	—	—	108,414	Baker Hughes, Inc.	7,716,909	—	—	7,716,909
185,566	—	—	185,566	BJ Services Co.	6,366,769	—	—	6,366,769
					—
					14,083,678	—	—	14,083,678
					—
				Paper & Packaging - 3.0%
494,150	—	—	494,150	International Paper Co.	17,181,595	—	—	17,181,595
The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
	AXA Enterprise					AXA Enterprise
GS Growth &	Equity Income		Pro Forma		GS Growth &	Equity Income		Pro Forma
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Combined Fund

$—	$80,200	$—	$80,200	Louisiana-Pacific Corp.	$—	$1,568,712	$—	$1,568,712
702,726	—	—	702,726	Packaging Corp. of America	16,261,080	—	—	16,261,080
172,035	—	—	172,035	Plum Creek Timber Co., Inc.	5,991,979	—	—	5,991,979
					— —
					39,434,654	1,568,712	—	41,003,366

				Parts & Equipment - 1.6%
350,933	—	—	350,933	United Technologies Corp.	22,007,008	—	—	22,007,008

				Property Insurance - 3.4%
158,631	—	—	158,631	American International Group, Inc.	10,123,830	—	—	10,123,830
198,270	—	—	198,270	PartnerRe, Inc.	12,748,761	—	—	12,748,761
230,034	—	—	230,034	The Allstate Corp.	13,328,170	—	—	13,328,170
157,271	—	—	157,271	XL Capital	10,323,269	—	—	10,323,269

					46,524,030	—	—	46,524,030

				Regional’s - 1.9%		—		—
499,595	—	—	499,595	KeyCorp	18,380,100	—	—	18,380,100
220,438	—	—	220,438	Regions Financial Corp.	7,933,564	—	—	7,933,564

					26,313,664	—	—	26,313,664

				REITs - 4.3%
207,380	—	—	207,380	Apartment Investment & Management Co.	10,626,151	—	—	10,626,151
461,288	—	—	461,288	Capital Source, Inc, (a)	11,209,298	—	—	11,209,298
—	49,700	—	49,700	CBL & Associates	—	2,024,778	—	2,024,778
169,615	—	—	169,615	Developers Diversified Realty Corp.	9,176,172	—	—	9,176,172
—	42,400	—	42,400	First Industrial Realty	—	1,836,768	—	1,836,768
—	32,400	—	32,400	General Growth Properties, Inc.	—	1,468,692	—	1,468,692
—	15,200	—	15,200	Highwoods Properties, Inc.	—	573,648	—	573,648
—	110,900	—	110,900	Host Hotels & Resorts, Inc.	—	2,499,686	—	2,499,686
423,295	—	—	423,295	iStar Financial, Inc. (a)	17,744,526	—	—	17,744,526
—	22,600	—	22,600	Simon Property Group, Inc.	—	1,916,254	—	1,916,254

					48,756,147	10,319,826	—	59,075,973

				Restaurants - 2.4%
844,904	62,500	—	907,404	McDonald’s Corp.	30,332,054	2,243,750	—	32,575,804

				Retail Apparel - 1.9%
408,367	—	—	408,367	J.C. Penny Co., Inc.	25,743,456	—	—	25,743,456

				Semiconductors - 0.4%
—	68,600	—	68,600	Microchip Technology	—	2,343,376	—	2,343,376
—	310,336	—	310,336	Taiwan Semiconductor	—	2,889,228	—	2,889,228

					—	5,232,604	—	5,232,604

				Specialty Financials - 6.3%
258,176	—	—	258,176	Alliance Bernstein Holding LP	17,220,339	—	—	17,220,339
302,484	—	—	302,484	American Capital Strategies Ltd. (a)	11,715,205	—	—	11,715,205
468,072	—	—	468,072	Apollo Investment Corp.	9,347,398	—	—	9,347,398
319,055	—	—	319,055	Countrywide Financial Corp.	10,784,059	—	—	10,784,059
—	66,800	—	66,800	Indymac Bancorp, Inc.	—	2,611,880	—	2,611,880
775,890	42,800	—	818,690	Washington Mutual, Inc.	32,502,032	1,792,892	—	34,294,924

					81,569,033	4,404,772	—	85,973,805

				Specialty Stores - 0.3%
—	69,200	—	69,200	Limited Brands, Inc.	—	1,780,516	—	1,780,516
—	55,900	—	55,900	Sherwin Williams	—	2,886,676	—	2,886,676

					—	4,667,192	—	4,667,192

				Telecom Equipment - 1.3%
745,634	—	—	745,634	Motorola, Inc.	17,432,923	—	—	17,432,923

				Telephone - 3.6%
—	82,600	—	82,600	AT&T, Inc.	—	2,571,338	—	2,571,338
—	55,100	—	55,100	Bell South Corp.	—	2,243,672	—	2,243,672
1,186,316	69,500	—	1,255,816	Verizon Communications Group, Inc.	41,734,597	2,445,010	—	44,179,607

					41,734,597	7,260,020	—	48,994,617

				Tobacco - 2.2%
317,698	—	—	317,698	Altria Group, Inc.	26,537,314	—	—	26,537,314
—	25,100	—	25,100	Lowes Corp Carolina Group	—	1,437,226	—	1,437,226
—	23,100	—	23,100	Reynolds American	—	1,503,117	—	1,503,117

					26,537,314	2,940,343	—	29,477,657

				Transports - 1.1%
—	19,400	—	19,400	Laidlaw International, Inc.	—	523,800	—	523,800
113,655	—	—	113,655	Union Pacific Corp.	9,132,179	—	—	9,132,179
73,277	—	—	73,277	United Parcel Service, Inc. Class B	5,133,054	—	—	5,133,054

					14,265,233	523,800	—	14,789,033

				Utilities - 0.4%
—	72,600	—	72,600	Duke Energy Corp.	—	2,178,000	—	2,178,000
—	100,150	—	100,150	MDU Resources Group, Inc.	—	2,453,675	—	2,453,675
—	47,700	—	47,700	Teco Energy, Inc.	—	752,229	—	752,229

					—	5,383,904	—	5,383,904

				Wireless Communications - 0.1%
—	45,200	—	45,200	Sprint Nextel Corp.	—	764,784	—	764,784

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value

	AXA Enterprise					AXA Enterprise
GS Growth &	Equity Income		Pro Forma		GS Growth &	Equity Income		Pro Forma
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Combined Fund

				TOTAL COMMON STOCKS
				(Cost $991,906,962, $158,447,610, $0 and 1,150,354,572 respectively)	$1,145,069,241	$180,356,967	$ —	$1,325,426,208

Principal Amount				Interest Rate Maturity Date	Value

				Time Deposits - 0.4%
$—	$6,105,699	—	$6,105,699	JP Morgan Chase Nassau	—	6,105,699	—	6,105,699

				TOTAL Time Deposits (Cost $0, $6,105,699, $0 and $6,105,699 respectively)	$—	$6,105,699	$ —	$6,105,699

				Repurchase Agreement (b) - 1.9%
25,400,000	—	—	25,400,000	Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $25,403,726 (Cost $25,400,000, $0, $0 and $25,400,000 respectively)	$25,400,000	$—	$ —	$25,400,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $1,017,306,962, $164,553,309, $0 and $1,181,860,271 respectively)	$1,170,469,241	$186,462,666	$ —	$1,356,931,907

Shares/Principal				Description	Value

				Securities Lending Collateral - 5.3%
—	20,489,681	—	20,489,681	Banc of America Securities LLC	—	20,489,681	—	20,489,681

51,167,925	—	—	51,167,925	Boston Global Investment Trust — Enhanced Portfolio	51,167,925	—	—	51,167,925

				TOTAL SECURITIES LENDING COLLATERAL (Cost $51,167,925, $0, $0 and $51,167,925 respectively)	$51,167,925	$20,489,681	$ —	$71,657,606

				TOTAL INVESTMENTS (Cost $1,068,474,887, $185,042,990, $0 and $1,253,517,877 respectively) 105.0%	$1,221,637,166	$206,952,347	$ —	$1,428,589,513

				OTHER ASSETS IN EXCESS OF LIABILITIES/(LIABILITIES IN EXCESS OF OTHER ASSETS) -5.0%	(48,557,968)	(19,909,573)	—	(68,467,541)

				NET ASSETS - 100.0%	$1,173,079,198	$187,042,774	$ —	$1,360,121,972

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or portion of the security is on loan.
(b)	Repurchase agreement was entered into on August 31, 2006.

ADR American Depository Receipt REIT Real Estate Investment Trust

The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Growth and Income Fund and the AXA Enterprise Equity Income Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Growth and	Equity Income			Pro Forma
	Income Fund	Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,017,306,962, $158,447,610, $0 and $1,175,754,572, respectively) — (including $49,911,437 $20,212,656, $0 and $70,124,093 of securities on loan, respectively)	$1,170,469,241	$180,356,967	$—		$1,350,826,208
Investments in short term securities, at value (cost $0, $6,105,699, $0 and $6,105,699, respectively)	—	6,105,699	—		6,105,699
Securities Lending collateral, at value (cost $51,167,925, $20,481,681 $0 and $71,657,606, respectively)	51,167,925	20,489,681	—		71,657,606
Cash	31,940	670,441	—		702,381
Receivables:
Investment securities sold, at value	—	222,946	—		222,946
Fund shares sold	2,999,444	52,486	—		3,051,930
Dividends and interest, at value	3,307,462	570,488	—		3,877,950
Foreign tax reclaims, at value	29,188	—	—		29,188
Securities lending income	3,230	—	—		3,230
Other assets	6,432	59,267	—		65,699

Total assets	1,228,014,862	208,527,975	—		1,436,542,837

Liabilities:
Payables:
Investment securities purchased	—	526,484	—		526,484
Payable upon return of securities loaned	51,167,925	20,489,681	—		71,657,606
Fund shares repurchased	2,391,428	185,726	—		2,577,154
Amounts owed to affiliates	1,162,667	—	—		1,162,667
Accrued expenses	213,644	283,310	—		496,954

Total liabilities	54,935,664	21,485,201	—		76,420,865

Net Assets:
Paid-in capital	968,380,655	151,584,145	—		1,119,964,800
Accumulated undistributed net investment income (loss)	4,244,248	1,838,496	—		6,082,744
Accumulated net realized gain (loss) on investments	47,292,016	11,710,776	—		59,002,792
Net unrealized gain on investments	153,162,279	21,909,357	—		175,071,636

Net Assets	$1,173,079,198	$187,042,774	$—		$1,360,121,972

Net Assets:
Class A	$1,061,063,489	$113,844,920	$—		$1,174,908,409
Class B	64,578,777	43,750,594	—		108,329,371
Class C	18,834,065	15,333,901	$—		34,167,966
Institutional/Class Y	27,590,090	14,113,359	—		41,703,449
Service/Class P	1,012,777	—	—		1,012,777

Shares Outstanding:
Class A	37,292,325	4,139,906	(138,692	)(b)	$141,293,539
Class B	2,332,108	1,626,978	(47,030	)(b)	3,912,056
Class C	682,503	565,792	(10,127	)(b)	1,238,168
Institutional/Class Y	957,798	511,832	(21,883	)(b)	1,447,747
Service/Class P	35,602	—	—		35,602

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	41,300,336	6,844,508	(217,732	)(b)	47,927,112

Net assets value, offering and redemption price per share:(c)
Class A	$28.45	27.50	—		$28.45
Class B	27.69	26.89	—		27.69
Class C	27.60	27.10	—		27.60
Institutional/Class Y	28.81	27.57	—		28.81
Service/Class P	28.45	—	—		28.45

(a)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(b)	Maximum public offering price per share for Class A Shares is $30.11, $28.87, 0 and $30.11, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Growth and Income Fund and the AXA Enterprise Equity Income Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Growth and	Equity Income			Pro Forma
	Income Fund	Fund	Adjustments		Combined Fund
Investment Income:
Dividends (Net of foreign withholding tax of $62,579, $19,213, $0
and $81,792, respectively)	$30,652,567	$5,090,826	$—		$35,743,393
Interest (including securities lending income of $33,738, $52,246, $0, and $85,984, respectively)	926,162	379,084	—		1,305,246

Total income	31,578,729	5,469,910	—		37,048,639

Expenses:
Management fees	7,560,961	1,384,184	(137,254)	(a)	8,807,891
Administrative fees	—	110,068	(110,068)	(b)	—
Distribution and service fees	3,359,686	1,161,512	(227,166)	(b)	4,294,033
Transfer agent fees	2,036,490	537,070	(193,313)	(b)	2,380,247
Custody and accounting fees	196,752	10,321	10,220	(b)	217,293
Printing fees	86,201	63,652	(56,153)	(b)	93,700
Registration fees	94,057	85,470	(77,287)	(b)	102,240
Audit fees	22,199	28,635	(28,249)	(b)	22,585
Legal fees	18,961	30,499	(29,839)	(b)	19,621
Trustee fees	15,230	51,337	(51,337)	(b)	15,230
Service share fees	4,680	—	—		4,680
Other	154,056	89,151	(69,047)	(b)	174,160

Total expenses	13,549,272	3,551,899	(969,493)		16,131,679
Less — expense reductions	(60,846)	(412,178)	408,456	(c)	(64,568)

Net Expenses	13,488,426	3,139,721	(561,036)		16,067,111

Net Investment Income (loss)	18,090,303	2,330,189	561,036		20,981,528

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions (including commissions recapture of $126,460, $15,418, $22,025 and $163,903, respectively	75,962,963	11,466,558	22,025		87,451,546
Net change in unrealized gain (loss) on:
Investments	41,654,688	4,640,341	—		46,295,029
Net realized and unrealized gain on investment and futures transactions	117,617,651	16,106,899	22,025		133,746,575

Net Increase in Net Assets Resulting from Operations	$135,707,954	$18,437,088	$583,061		$154,728,103

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Growth and Income Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
AXA Enterprise Funds Trust(the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Equity Income Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Portfolio will be combined with Class A of the Fund, Class B of the Portfolio will be combined with Class B of the Fund, Class C of the Portfolio will be combined with Class C of the Fund and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional

Shares Issued	4,001,214	1,579,948	555,665	489,949
Net Assets 08/31/2006	$113,844,920	$43,750,594	$15,333,901	$14,113,359
Pro Forma Net Asset Value 08/31/2006	$28.45	$27.69	$27.60	$28.81
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Portfolio	Growth and Income Fund

Expiring 2010	$—	$1,571

Total	$—	$1,571

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.

2

E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
G. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.70%
Next $1 Billion	0.63%
Over $2 Billion	0.60%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.

3

     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $569,000, $300, and $0 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $12,000, $42,000, and $7,000 for Management Fee waiver, Transfer Agent Fee Reduction, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $161,000, $15,000, $14,000 and $222,000 for Management Fee waiver, Other Expense Reimbursement, Advisory Fee Waiver and Registration Fee Reduction, respectively.
     At August 31, 2006, amounts owed to affiliates by the Fund were approximately $677,000, $293,000, and $183,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. In addition, amounts owed to affiliates by The Portfolio were approximately $0, $0, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $5,370 in fees as securities lending agent. A portion of this amount, $483, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $49,911,437 collateralized by cash in the amount of $51,167,925. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Growth & Income Fund, AXA Enterprise Equity Income Fund and the AXA Enterprise Equity Income Fund
August 31, 2006 (Unaudited)

Shares					Description	Value

	AXA	AXA					AXA	AXA
	Enterprise	Enterprise		Pro		GS	Enterprise	Enterprise		Pro
GS Growth	Equity	Growth		Forma		Growth	Equity	Growth		Forma
& Income	Income	& Income		Combined		& Income	Income	& Income		Combined
Fund	Fund	Fund	Adjustments	Fund		Fund	Fund	Fund	Adjustments	Fund

					Common Stocks - 97.6%
					Air Freight & Logistics - 0.0%
$—	$6,700	$—	$—	$6,700	Pacer International, Inc.	$—	$184,451	$—	$—	$184,451

					Auto Components - 0.3%
—	—	26,000	—	26,000	Borg-warner, Inc.	—	—	1,474,460	—	1,474,460
—	—	50,300	—	50,300	Johnson Controls, Inc.	—	—	3,618,079	—	3,618,079

						—	—	5,092,539	—	5,092,539

					Automobiles - 0.1%
—	—	32,000	—	32,000	Harley Davidson Co.	—	—	1,872,320	—	1,872,320

					Biotechnology - 0.6%
72,999	—	—	—	72,999	Amgen, Inc. *	4,958,822	—	—	—	4,958,822
—	—	17,900	—	17,900	Cephalon Inc.	—	—	1,020,658	—	1,020,658
—	—	46,700	—	46,700	Genzyme Corp.	—	—	3,092,941	—	3,092,941
—	—	67,400	—	67,400	Millennium Pharmaceutical	—	—	731,964	—	731,964

						4,958,822	—	4,845,563	—	9,804,385

					Brokers - 3.0%
306,978	—	—	—	306,978	Lehman Brothers Holdings, Inc.	19,588,266	—	—	—	19,588,266
72,595	—	—	—	72,595	Merrill Lynch & Co., Inc.	5,337,910	—	—	—	5,337,910
182,920	46,900	104,500	—	334,320	Morgan Stanley	12,034,307	3,085,551	6,875,055	—	21,994,913

						36,960,483	3,085,551	6,875,055	—	46,921,089

					Building Products - 0.3%
—	—	143,200	—	143,200	Masco Corp.	—	—	3,925,112	—	3,925,112

					Chemicals - 0.2%
—	22,500	—	—	22,500	BASF AG ADR	—	1,858,050	—	—	1,858,050
—	20,800	—	—	20,800	Rohm and Haas Co.	—	917,280	—	—	917,280

						—	2,775,330	—	—	2,775,330

					Commercial Services & Supplies - 0.1%
—	114,700	—	—	114,700	Steelcase, Inc.	—	1,663,150	—	—	1,663,150

					Communications Equipment - 0.1%
—	86,100	—	—	86,100	Nokia Corp. ADR	—	1,797,768	—	—	1,797,768

					Computers Hardware - 2.1%
1,119,992	—	—	—	1,119,992	Cisco Systems, Inc. *	24,628,624	—	—	—	24,628,624
—	—	86,100	—	86,100	Dell, Inc.	—	—	1,941,555	—	1,941,555
179,853	—	—	—	179,853	Hewlett-Packard Co.	6,575,426	—	—	—	6,575,426

						31,204,050	—	1,941,555	—	33,145,605

					Computer Software - 1.5%
774,548	—	—	—	774,548	Activision, Inc. *	9,991,669	—	—	—	9,991,669
—	—	280,500	—	280,500	Microsoft Corp.	—	—	7,206,045	—	7,206,045
—	—	176,200	—	176,200	Oracle Corp.	—	—	2,757,530	—	2,757,530
—	—	35,600	—	35,600	Salesforce.com, Inc.	—	—	1,227,488	—	1,227,488
—	—	144,296	—	144,296	Symantec Corp.	—	—	2,689,677	—	2,689,677

						9,991,669	—	13,880,740	—	23,872,409

					Containers & Packaging - 0.2%
—	55,600	—	—	55,600	Bemis Co., Inc.	—	1,795,880	—	—	1,795,880
—	29,800	—	—	29,800	Sonoco Products Co., Inc.	—	997,704	—	—	997,704

						—	2,793,584	—	—	2,793,584

					Defense/Aerospace - 1.6%
198,365	—	—	—	198,365	General Dynamics Corp.	13,399,556	—	—	—	13,399,556
—	41,700	—	—	41,700	Goodrich Corp.	—	1,624,215	—	—	1,624,215
—	42,000	25,800	—	67,800	Northrop Grumman Corp.	—	2,806,020	1,723,698	—	4,529,718
—	59,100	—	—	59,100	Raytheon Co.	—	2,790,111	—	—	2,790,111
33,235	—	—	—	33,235	The Boeing Co.	2,489,301	—	—	—	2,489,301

						15,888,857	7,220,346	1,723,698	—	24,832,901

					Diversified Communications - 3.4%
—	82,600	88,000	—	170,600	AT&T, Inc.	—	2,571,338	2,739,440	—	5,310,778
—	55,100	—	—	55,100	Bell South Corp.	—	2,243,672	—	—	2,243,672
—	—	11,304	—	11,304	Embarq Corp.	—	—	532,984	—	532,984
1,186,316	69,500	—	—	1,255,816	Verizon Communications Group, Inc.	41,734,597	2,445,010	—	—	44,179,607

						41,734,597	7,260,020	3,272,424	—	52,267,041

					Diversified Consumer Services - 0.1%
—	—	42,000	—	42,000	H&R Block, Inc.	—	—	883,260	—	883,260

					Diversified Energy - 1.4%
891,546	—	—	—	891,546	The Williams Companies, Inc.	21,958,778	—	—	—	21,958,778

					Drugs - 4.2%
—	76,800	—	—	76,800	Biovail Corp. International	—	1,254,912	—	—	1,254,912
—	29,200	—	—	29,200	GlaxoSmithKline ADR	—	1,657,976	—	—	1,657,976
—	68,400	—	—	68,400	Merck & Co., Inc.	—	2,773,620	—	—	2,773,620
1,880,163	105,500	—	—	1,985,663	Pfizer, Inc.	51,817,292	2,907,580	—	—	54,724,872
—	41,300	—	—	41,300	Sanofi-Aventis ADR	—	1,856,435	—	—	1,856,435
—	53,100	—	—	53,100	Wyeth	—	2,585,970	—	—	2,585,970

						51,817,292	13,036,493	—	—	64,853,785

					Electric Utilities - 6.3%
—	—	44,200	—	44,200	American Electric Power	—	—	1,612,416	—	1,612,416
70,578	—	—	—	70,578	Edison International	3,080,024	—	—	—	3,080,024
484,559	—	—	—	484,559	Entergy Corp.	37,626,006	—	—	—	37,626,006
365,475	—	89,700	—	455,175	Exelon Corp.	22,286,666	—	5,469,906	—	27,756,572
133,437	36,800	—	—	170,237	FirstEnergy Corp.	7,613,915	2,099,808	—	—	9,713,723
70,060	—	—	—	70,060	FPL Group, Inc.	3,114,167	—	—	—	3,114,167
—	—	23,000	—	23,000	Northeast Utilities	—	—	524,630	—	524,630
—	—	34,600	—	34,600	Pepco Holding, Inc.	—	—	878,494	—	878,494
367,631	—	—	—	367,631	PPL Corp.	12,856,056	—	—	—	12,856,056

						86,576,834	2,099,808	8,485,446	—	97,162,088

					Electrical Equipment - 0.2%
—	32,000	—	—	32,000	Emerson Electric Co.	—	2,628,800	—	—	2,628,800

					Electronic Equipment - 0.1%
—	109,901	—	—	109,901	AU Optronics Corp.	—	1,602,357	—	—	1,602,357

					Energy Resources - 8.0%
	13,600	—	—	13,600	BP Amoco P.L.C. ADR	—	925,480	—	—	925,480
The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

	AXA	AXA					AXA	AXA
	Enterprise	Enterprise		Pro		GS	Enterprise	Enterprise		Pro
GS Growth	Equity	Growth		Forma		Growth	Equity	Growth		Forma
& Income	Income	& Income		Combined		& income	Income	& Income		Combined
Fund	Fund	Fund	Adjustments	Fund		Fund	Fund	Fund	Adjustments	Fund

$—	$50,199	$—	$—	$50,199	Chevron Corp.	$—	$3,232,816	$—	$—	$3,232,816
536,248	48,400	—	—	584,648	ConocoPhillips	34,014,211	3,070,012	—	—	37,084,223
894,742	44,200	29,100	—	968,042	Exxon Mobil Corp.	60,547,191	2,991,014	1,969,197	—	65,507,402
—	31,100	—	—	31,100	Kinder Morgan, Inc.	—	3,245,596	—	—	3,245,596
—	41,900	22,000	—	63,900	Marathon Oil Corp.	—	3,498,650	1,837,000	—	5,335,650
—	51,700	—	—	51,700	Norsk Hydro ASA ADR	—	1,344,200	—	—	1,344,200
—	77,200	—	—	77,200	Occidental Petroleum Corp.	—	3,936,428	—	—	3,936,428
—	18,800	—	—	18,800	PetroChina Co. ADR	—	2,108,984	—	—	2,108,984
—	32,500	—	—	32,500	TransCanada	—	1,056,900	—	—	1,056,900

						94,561,402	25,410,080	3,806,197	—	123,777,679

					Energy-Master Limited Partnerships - 3.3%
277,020	—	—	—	277,020	Energy Transfer Partners LP	13,205,543	—	—	—	13,205,543
638,360	—	—	—	638,360	Enterprise Products Partners LP	17,088,897	—	—	—	17,088,897
319,337	—	—	—	319,337	Magellan Midstream Partners LP	11,767,569	—	—	—	11,767,569
—	25,300	—	—	25,300	Plains All American Pipeline LP	—	1,163,800	—	—	1,163,800
228,781	—	—	—	228,781	Williams Partners LP	8,197,223	—	—	—	8,197,223

						50,259,232	1,163,800	—	—	51,423,032

					Environmental & Other Services - 1.0%
381,597	76,600	—	—	458,197	Waste Management, Inc.	13,081,145	2,625,848	—	—	15,706,993

					Financial Technology - 0.6%
209,283	—	—	—	209,283	First Data Corp.	8,992,891	—	—	—	8,992,891

					Food & Beverage - 1.3%
—	—	31,000	—	31,000	Anheuser-Busch Co.	—	—	1,530,780	—	1,530,780
—	44,600	—	—	44,600	Heinz H. J. Co.	—	1,866,064	—	—	1,866,064
—	45,900	—	—	45,900	Kellogg Co.	—	2,327,130	—	—	2,327,130
—	44,100	—	—	44,100	Molson Coors Brewing Co.	—	3,100,230	—	—	3,100,230
—	32,800	—	—	32,800	Sara Lee Corp.	—	545,464	—	—	545,464
471,985	—	—	—	471,985	Unilever NV	11,252,122	—	—	—	11,252,122

						11,252,122	7,838,888	1,530,780	—	20,621,790

					Food & Staples Retail - 0.4%
—	—	54,900	—	54,900	Costco Wholesale Corp.	—	—	2,568,771	—	2,568,771
—	—	95,100	—	95,100	Kroger Co.	—	—	2,264,331	—	2,264,331
—	—	58,000	—	58,000	Sysco Corp.	—	—	1,820,620	—	1,820,620

						—	—	6,653,722	—	6,653,722

					Health Care Provider & Services - 0.6%
—	—	33,900	—	33,900	Caremark RX, Inc.	—	—	1,964,166	—	1,964,166
—	—	42,600	—	42,600	Medco Health Solutions, Inc.	—	—	2,699,562	—	2,699,562
—	—	90,900	—	90,900	UnitedHealth Group, inc.	—	—	4,722,255	—	4,722,255

						—	—	9,385,983	—	9,385,983

					Home Products - 2.1%
—	42,500	—	—	42,500	Colgate Palmolive Co.	—	2,544,050	—	—	2,544,050
—	55,400	—	—	55,400	Koninklijke Philips	—	1,901,328	—	—	1,901,328
—	79,100	—	—	79,100	Legget and Platt, Inc.	—	1,823,255	—	—	1,823,255
680,534	52,700	—	—	733,234	Newell Rubbermaid, Inc.	18,367,613	1,422,373	—	—	19,789,986
—	18,600	—	—	18,600	Proctor & Gamble Co.	—	1,151,340	—	—	1,151,340
—	16,200	—	—	16,200	Stanley Works	—	765,126	—	—	765,126
77,300	—	—	—	77,300	The Clorox Co.	4,623,313	—	—	—	4,623,313

						22,990,926	9,607,472	—	—	32,598,398

					Hotels & Leisure - 0.4%
—	—	72,300	—	72,300	Carnival Corp.	—	—	3,029,370	—	3,029,370
—	36,700	—	—	36,700	Harrah’s Entertainment, inc.	—	2,288,612	—	—	2,288,612
—	—	15,580	—	15,580	Wyndham Worldwide Corp.	—	—	455,871	—	455,871

						—	2,288,612	3,485,241	—	5,773,853

					Industrial Conglomerates - 0.1%
—	34,200	—	—	34,200	General Electric Co.	—	1,164,852	—	—	1,164,852

					Internet Retail - 0.0%
—	—	400	—	400	Expedia, Inc. *	—	—	6,528	—	6,528

					Insurance - 1.9%
—	164,541	—	—	164,541	AEGON N.V	—	2,941,993	—	—	2,941,993
—	—	34,700	—	34,700	Allstate Corp.	—	—	2,010,518	—	2,010,518
—	—	70,000	—	70,000	American International Group	—	—	4,467,400	—	4,467,400
—	61,200	—	—	61,200	Chubb Corp.	—	3,069,792	—	—	3,069,792
—	76,100	—	—	76,100	Commerce Group, Inc.	—	2,267,019	—	—	2,267,019
—	—	23,900	—	23,900	Hartford Financial Services Group	—	—	2,052,054	—	2,052,054
—	59,300	—	—	59,300	Lincoln National Corp.	—	3,599,510	—	—	3,599,510
—	72,700	—	—	72,700	Manulife Financial Corp.	—	2,373,655	—	—	2,373,655
—	73,800	—	—	73,800	Nationwide Financial	—	3,572,658	—	—	3,572,658
—	56,000	—	—	56,000	Sun Life Financial	—	2,307,760	—	—	2,307,760

						—	20,132,387	8,529,972	—	28,662,359

					IT Services - 0.1%
—	—	50,600	—	50,600	Accenture Ltd. Class A	—	—	1,500,796	—	1,500,796

					Large Banks - 13.5%
—	93,000	—	—	93,000	Banco Stantader Central	—	1,448,010	—	—	1,448,010
1,094,172	36,600	—	—	1,130,772	Bank of America Corp.	56,317,033	1,883,802	—	—	58,200,835
647,391	51,200	174,000	—	872,591	Citigroup, Inc.	31,948,746	2,526,720	8,586,900	—	43,062,366
—	16,700	—	—	16,700	HSBC Holdings ADR	—	1,518,698	—	—	1,518,698
—	76,300	—	—	76,300	ING Groep N.V. ADR	—	3,313,709	—	—	3,313,709
1,131,705	68,700	84,600	—	1,285,005	J.P. Morgan Chase & Co.	51,673,650	3,136,842	3,862,836	—	58,673,328
—	—	110,900	—	110,900	Mellon Financial Co.	—	—	4,128,807	—	4,128,807
862,267	49,100	180,100	—	1,091,467	Wells Fargo & Co.	29,963,778	1,706,225	6,258,475	—	37,928,478

						169,903,207	15,534,006	22,837,018	—	208,274,231

					Life Sciences Tools & Services - 0.1%
—	—	39,500	—	39,500	Waters Corp.	—	—	1,684,675	—	1,684,675

					Machinery - 0.5%
—	27,500	—	—	27,500	Caterpillar, Inc.	—	1,824,625	—	—	1,824,625
—	—	82,800	—	82,800	Illinois Tool Work, Inc.	—	—	3,634,920	—	3,634,920
—	56,800	—	—	56,800	SPX Corp.	—	2,999,040	—	—	2,999,040

						—	4,823,665	3,634,920	—	8,458,585

					Media - 2.4%
400,171	—	—	—	400,171	Comcast Corp. *	14,005,985	—	—	—	14,005,985
—	—	143,000	—	143,000	DirecTV Group, Inc. *	—	—	2,686,970	—	2,686,970
—	—	76,300	—	76,300	News Corp Class A	—	—	1,451,989	—	1,451,989
—	—	46,600	—	46,600	Omnicom Group, Inc.	—	—	4,073,772	—	4,073,772
—	—	29,080	—	29,080	R.H. Donnelley Corp. *	—	—	1,579,626	—	1,579,626
The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

	AXA	AXA					AXA	AXA
	Enterprise	Enterprise		Pro		GS	Enterprise	Enterprise		Pro
GS Growth	Equity	Growth		Forma		Growth	Equity	Growth		Forma
& Income	Income	& Income		Combined		& income	Income	& Income		Combined
Fund	Fund	Fund	Adjustments	Fund		Fund	Fund	Fund	Adjustments	Fund

$734,290	$—	$—	$—	$734,290	Time Warner, Inc.	$12,203,900	$—	$—	$—	$12,203,900
—	—	19,100	—	19,100	Univision Communications Class A	—	—	660,096	—	660,096

						26,209,885	—	10,452,453	—	36,662,338

					Medical Products - 1.9%
428,483	—	—	—	428,483	Baxter International, Inc.	19,016,076	—	—	—	19,016,076
192,200	—	44,700	—	236,900	Medtronic, Inc.	9,014,180	—	2,096,430	—	11,110,610

						28,030,256	—	2,096,430	—	30,126,686

					Mining - 0.4%
106,577	—	—	—	106,577	Nucor Corp.	5,208,418	—	—	—	5,208,418
—	6,300	—	—	6,300	Southern Copper Corp.		581,616			581,616

						5,208,418	581,616	—	—	5,790,034

					Motor Vehicle - 0.6%
144,654	—	—	—	144,654	Autoliv, Inc.	8,175,844	—	—	—	8,175,844
—	11,500	—	—	11,500	DaimlerChrysler AG	—	606,970	—	—	606,970

						8,175,844	606,970	—	—	8,782,814

					Multi Line Retail - 0.1%
—	—	33,600	—	33,600	Kohl’s Corp. *	—	—	2,100,336	—	2,100,336

					Oil Refining - 1.1%
189,962	—	26,600	—	216,562	EOG Resources, Inc.	12,313,337	—	1,724,212	—	14,037,549
—	—	39,100	—	39,100	Ensco International, Inc.	—	—	1,747,379	—	1,747,379
—	—	38,100	—	38,100	Global Santa Fe Corp.	—	—	1,875,282	—	1,875,282

						12,313,337	—	5,346,873	—	17,660,210

					Oil Services - 1.0%
108,414	—	2,000	—	110,414	Baker Hughes, Inc.	7,716,909	—	142,360	—	7,859,269
185,566	—	—	—	185,566	BJ Services Co.	6,366,769	—	—	—	6,366,769
—	—	38,500	—	38,500	Halliburton Co.	—	—	1,255,870	—	1,255,870

						14,083,678	—	1,398,230	—	15,481,908

					Paper & Packaging - 2.6%
494,150	—	—	—	494,150	International Paper Co.	17,181,595	—	—	—	17,181,595
—	80,200	—	—	80,200	Louisiana-Pacific Corp.	—	1,568,712	—	—	1,568,712
702,726	—	—	—	702,726	Packaging Corp. of America	16,261,080	—	—	—	16,261,080
172,035	—	—	—	172,035	Plum Creek Timber Co., Inc.	5,991,979	—	—	—	5,991,979

						39,434,654	1,568,712	—	—	41,003,366

					Parts & Equipment - 1.4%
350,933	—	—	—	350,933	United Technologies Corp.	22,007,008	—	—	—	22,007,008

					Pharmaceuticals - 1.1%
—	—	41,300	—	41,300	Allergen, Inc.	—	—	4,731,328	—	4,731,328
—	—	98,700	—	98,700	Bristol-Meyers Squib Co.	—	—	2,146,725	—	2,146,725
—	—	68,800	—	68,800	Johnson & Johnson	—	—	4,448,608	—	4,448,608
—	—	130,200	—	130,200	Wyeth	—	—	6,340,740	—	6,340,740

						—	—	17,667,401	—	17,667,401

					Property Insurance - 3.0%
158,631	—	—	—	158,631	American International Group, Inc.	10,123,830	—	—	—	10,123,830
198,270	—	—	—	198,270	PartnerRe, Inc.	12,748,761	—	—	—	12,748,761
230,034	—	—	—	230,034	The Allstate Corp.	13,328,170	—	—	—	13,328,170
157,271	—	—	—	157,271	XL Capital	10,323,269	—	—	—	10,323,269

						46,524,030	—	—	—	46,524,030

					Regional’s - 2.4%
—	—	6,600	—	6,600	City National Corp.	—	—	434,280	—	434,280
—	—	88,300	—	88,300	Fifth Third Bancorp	—	—	3,473,722	—	3,473,722
499,595		—	—	499,595	KeyCorp	18,380,100	—	—	—	18,380,100
—	29,300	38,500	—	67,800	PNC Financial Services	—	2,074,147	2,725,415	—	4,799,562
220,438	—	—	—	220,438	Regions Financial Corp.	7,933,564	—	—	—	7,933,564
—	30,200	—	—	30,200	SunTrust Banks, Inc.	—	2,307,280	—	—	2,307,280

						26,313,664	4,381,427	6,633,417	—	37,328,508

					Real Estate Management & Development - 0.0%
—	—	26,200	—	26,200	Realogy Corp. *	—	—	560,680	—	560,680

					REITs - 3.8%
207,380	—	—	—	207,380	Apartment Investment & Management Co.	10,626,151	—	—	—	10,626,151
461,288	—	—	—	461,288	Capital Source, Inc, (a)	11,209,298	—	—	—	11,209,298
—	49,700	—	—	49,700	CBL & Associates	—	2,024,778	—	—	2,024,778
169,615	—	—	—	169,615	Developers Diversified Realty Corp.	9,176,172	—	—	—	9,176,172
—	42,400	—	—	42,400	First Industrial Realty	—	1,836,768	—	—	1,836,768
—	32,400	—	—	32,400	General Growth Properties, Inc.	—	1,468,692	—	—	1,468,692
—	15,200	—	—	15,200	Highwood’s Properties, Inc.	—	573,648	—	—	573,648
—	110,900	—	—	110,900	Host Hotels & Resorts, Inc.	—	2,499,686	—	—	2,499,686
423,295	—	—	—	423,295	iStar Financial, Inc. (a)	17,744,526	—	—	—	17,744,526
	22,600	—	—	22,600	Simon Property Group, Inc.	—	1,916,254	—	—	1,916,254

						48,756,147	10,319,826	—	—	59,075,973

					Restaurants - 2.1%
844,904	62,500	—	—	907,404	McDonald’s Corp.	30,332,054	2,243,750	—	—	32,575,804

					Retail Apparel - 1.7%
408,367	—	—	—	408,367	J.C. Penny Co., Inc.	25,743,456	—	—	—	25,743,456

					Road and Rail - 0.2%
—	—	52,000	—	52,000	Burlington Northern Santa Fe	—	—	3,481,400	—	3,481,400

					Semiconductors - 0.8%
—	—	60,700	—	60,700	Analog Devices	—	—	1,859,848	—	1,859,848
—	—	181,800	—	181,800	Intel Corp.	—	—	3,552,372	—	3,552,372
—	68,600	—	—	68,600	Microchip Technology	—	2,343,376	—	—	2,343,376
—	310,336	—	—	310,336	Taiwan Semiconductor	—	2,889,228	—	—	2,889,228
		58,600	—	58,600	Xilinx, Inc.	—	—	1,340,182	—	1,340,182

						—	5,232,604	6,752,402	—	11,985,006

					Specialty Financials - 5.7%
258,176	—	—	—	258,176	Alliance Bernstein Holding LP	17,220,339	—	—	—	17,220,339
302,484	—	—	—	302,484	American Capital Strategies Ltd. (a)	11,715,205	—	—	—	11,715,205
468,072	—	—	—	468,072	Apollo Investment Corp.	9,347,398	—	—	—	9,347,398
319,055	—	—	—	319,055	Countrywide Financial Corp.	10,784,059	—	—	—	10,784,059
—	—	45,800	—	45,800	Freddie Mac	—	—	2,912,880	—	2,912,880
	66,800			66,800	Indy Mac Bancorp, Inc.	—	2,611,880	—	—	2,611,880
The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

	AXA	AXA					AXA	AXA
	Enterprise	Enterprise		Pro		GS	Enterprise	Enterprise		Pro
GS Growth	Equity	Growth		Forma		Growth	Equity	Growth		Forma
& Income	Income	& Income		Combined		& Income	Income	& Income		Combined
Fund	Fund	Fund	Adjustments	Fund		Fund	Fund	Fund	Adjustments	Fund

$775,890	$42,800	$—	$—	$818,690	Washington Mutual, Inc.	$32,502,032	$1,792,892	$—	$—	$34,294,924

						81,569,033	4,404,772	2,912,880	—	88,886,685

					Specialty Stores - 0.3%
—	69,200	—	—	69,200	Limited Brands, Inc.	—	1,780,516	—	—	1,780,516
—	55,900	—	—	55,900	Sherwin Williams	—	2,886,676	—	—	2,886,676

						—	4,667,192	—	—	4,667,192

					Telecom Equipment - 1.1%
745,634	—	—	—	745,634	Motorola, Inc.	17,432,923	—	—	—	17,432,923

					Tobacco - 1.9%
317,698	—	—	—	317,698	Altria Group, Inc.	26,537,314	—	—	—	26,537,314
—	25,100	—	—	25,100	Lowes Corp Carolina Group	—	1,437,226	—	—	1,437,226
—	23,100	—	—	23,100	Reynolds American	—	1,503,117	—	—	1,503,117

						26,537,314	2,940,343	—	—	29,477,657

					Transports - 1.1%
—	—	27,800	—	27,800	FedEx Corp.	—	—	2,808,634	—	2,808,634
—	19,400	—	—	19,400	Laidlaw International, Inc.	—	523,800	—	—	523,800
113,655	—	—	—	113,655	Union Pacific Corp.	9,132,179		—	—	9,132,179
73,277	—	—	—	73,277	United Parcel Service, Inc. Class B	5,133,054	—	—	—	5,133,054

						14,265,233	523,800	2,808,634	—	17,597,667

					Utilities - 0.6%
—	72,600	—	—	72,600	Duke Energy Corp.	—	2,178,000	—	—	2,178,000
—	100,150	—	—	100,150	MDU Resources Group, Inc.	—	2,453,675	—	—	2,453,675
—	—	52,800	—	52,800	NiSource, Inc.	—	—	1,117,776	—	1,117,776
—	—	42,000	—	42,000	Sempra Energy Corp.	—	—	2,088,240	—	2,088,240
—	47,700	—	—	47,700	Teco Energy, Inc.	—	752,229	—	—	752,229

						—	5,383,904	3,206,016	—	8,589,920

					Wireless Communications - 0.3%
—	45,200	226,983	—	272,183	Sprint Nextel Corp.	—	764,784	3,840,552	—	4,605,336

					(Cost $991,906,962, $158,447,610, $158,745,383 $0 and $1,309,099,955 respectively)	$1,145,069,241	$180,356,967	$185,111,248	$—	$1,510,537,456

Principal Amount					Interest Rate Maturity Date	Value

					Time Deposits - 0.6%
	6,105,699	3,068,117		6,105,699	JP Morgan Chase Nassau	—	6,105,699	3,068,117	—	9,173,816

					TOTAL Time Deposits (Cost $0, $6,105,699, $3,068,117, $0 and $9,173,816 respectively)	$—	$6,105,699	$3,068,117	$—	$9,173,816

					Repurchase Agreement (b) - 1.6%
					Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $25,403,726
25,400,000	—	—	—	25,400,000	(Cost $25,400,000, $0, $0, $0 and $25,400,000 respectively)	$25,400,000	$—	$—	$—	$25,400,000

					TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $1,017,306,962, $164,553,309, $161,813,500, $0 and $1,343,673,771 respectively)	$1,170,469,241	$186,462,666	$188,179,365	$—	$1,545,111,272

Shares/Principal					Description	Value

					Securities Lending Collateral - 4.8%

—	20,489,681	3,445,986	—	23,935,667	Banc of America Securities LLC	—	20,489,681	3,445,986		23,935,667
51,167,925	—	—	—	51,167,925	Boston Global Investment Trust — Enhanced Portfolio	51,167,925	—			51,167,925
					TOTAL SECURITIES LENDING COLLATERAL (Cost $51,167,925, $20,489,681, $3,445,986, $0 and $75,103,592 respectively)	$51,167,925	$20,489,681	$3,445,986	$—	$75,103,592

					(Cost $1,068,474,887, $185,042,990, $165,259,486, $0 and $1,364,841,696 respectively) 104.6%	$1,221,637,166	$206,952,347	$191,625,351	$—	$1,620,214,864

					OTHER ASSETS IN EXCESS OF LIABILITIES/(LIABILITIES IN EXCESS OF OTHER ASSETS) -4.6%	(48,557,968)	(19,909,573)	(3,453,916)	—	(71,921,457)

					NET ASSETS - 100.0%	$1,173,079,198	$187,042,774	$188,171,435	$—	$1,548,293,407

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2006.

ADR American Depository Receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Growth and Income Fund and the AXA Enterprise Equity Income Fund and the AXA Enterprise Growth and Income Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise	AXA Enterprise
	Growth and	Equity Income	Growth and			Pro Forma
	Income Fund	Fund	Income Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,017,306,962, $158,447,610, $158,745,383, $0 and $1,334,499,955, respectively) — (including $49,911,437 $20,212,656,$3,388,652, $0 and $73,512,745 of securities on loan, respectively)	$1,170,469,241	$180,356,967	185,111,248			$1,535,937,456
Investments in short term securities, at value (cost $0, $6,105,699, $3,068,117, $0 and $9,173,816, respectively)	—	6,105,699	3,068,117	—		9,173,816
Securities Lending collateral, at value (cost $51,167,925, $20,481,681 $3,445,986, $0 and $75,103,592, respectively)	51,167,925	20,489,681	3,445,986	—		75,103,592
Cash	31,940	670,441	—	—		702,381
Receivables:
Investment securities sold, at value	—	222,946	277,728	—		500,674
Fund shares sold	2,999,444	52,486	3,786	—		3,055,716
Dividends and interest, at value	3,307,462	570,488	333,542	—		4,211,492
Foreign tax reclaims, at value	29,188	—	—	—		29,188
Securities lending income	3,230	—	—	—		3,230
Other assets	6,432	59,267	97,046	—		162,745

Total assets	1,228,014,862	208,527,975	192,337,453	—		1,628,880,290

Liabilities:
Payables:
Investment securities purchased		526,484	124,356.00	—		650,840
Payable upon return of securities loaned	51,167,925	20,489,681	3,445,986	—		75,103,592
Fund shares repurchased	2,397,428	185,726	35,242	—		2,618,396
Amounts owed to affiliates	1,162,667	—	—	—		1,162,667
Bank overdraft	—	—	207,888	—		207,888
Accrued expenses	213,644	283,310	352,546	—		849,500

Total liabilities	54,941,664	21,485,201	4,166,018	—		80,592,883

Net Assets:
Paid-in capital	968,380,655	151,584,145	171,121,556	—		1,291,086,356
Accumulated undistributed net investment income (loss)	4,244,248	1,838,496	178,212	—		6,260,956
Accumulated net realized gain (loss) on investments	47,292,016	11,710,776	(9,494,198)	—		49,508,594
Net unrealized gain on investments	153,162,279	21,909,357	26,365,865	—		201,437,501

Net Assets	$1,173,079,198	$187,042,774	$188,171,435	$—		$1,548,293,407

Net Assets:
Class A	$1,061,063,489	$113,844,920	$86,574,642	$—		$1,261,483,051
Class B	64,578,777	43,750,594	59,295,365	—		167,624,736
Class C	18,834,065	15,333,901	16,913,944	—		51,081,910
Institutional/Class Y	27,590,090	14,113,359	25,387,484	—		67,090,933
Service/Class P	1,012,777	—	—	—		1,012,777

Shares Outstanding:
Class A	37,292,325	4,139,906	2,243,296	660,779	(b)	$44,336,306
Class B	2,332,108	1,626,978	1,598,226	496,054	(b)	6,053,366
Class C	682,503	565,792	455,391	147,404	(b)	1,851,090
Institutional/Class Y	957,798	511,832	637,445	222,006	(b)	2,329,081
Service/Class P	35,602	—	—	—		35,602

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	41,300,336	6,844,508	4,934,358	1,526,243	(b)	54,605,445

Net assets value, offering and redemption price per share:(c)
Class A	$28.45	27.50	38.59	$—		$28.45
Class B	27.69	26.89	37.10	—		27.69
Class C	27.60	27.10	37.14	—		27.60
Institutional/Class Y	28.81	27.57	39.83	—		28.81
Service/Class P	28.45	—	—	—		28.45

(b)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares is $30.11, $28.87, $40.51 ,0 and $30.11, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

(d)	Adjustment to reflect proceeds on investments that do not meet Core Fixed Income Fund’s investment criteria and are assumed to be sold at 8/31/06.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Growth and Income Fund and the AXA Enterprise Equity Income Fund and the AXA Enterprise Growth and Income Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise	AXA Enterprise
	Growth and	Equity Income	Growth and			Pro Forma
	Income Fund	Fund	Income Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign withholding tax of $62,579, $19,213, $0 and $62,579, respectively)	$30,652,567	$5,090,826	$3,260,868	$—		$39,004,261
Interest (including securities lending income of $33,738, $6,702 $0, and $40,440, respectively)	926,162	379,084	110,025	—		1,415,271

Total income	31,578,729	5,469,910	3,370,893	—		40,419,532

Expenses:
Management fees	7,560,961	1,384,184	1,405,556	(284,601)	(a)	10,066,100
Administrative fees	—	110,068	112,211	(222,279)	(b)	—
Distribution and service fees	3,359,686	1,161,512	1,231,202	(391,438)	(b)	5,360,963
Transfer agent fees	2,036,490	537,070	788,157	(651,846)	(b)	2,709,871
Custody and accounting fees	196,752	10,321	3,697	27,536	(b)	238,306
Printing fees	86,201	63,652	62,930	(111,410)	(b)	101,373
Registration fees	94,057	85,470	86,207	(155,123)	(b)	110,611
Audit fees	22,199	28,635	28,511	(56,365)	(b)	22,980
Legal fees	18,961	30,499	30,821	(59,985)	(b)	20,296
Trustee fees	15,230	51,337	52,692	(104,029)	(b)	15,230
Service share fees	4,680	—	—	—	(b)	4,680
Other	154,056	89,151	84,086	(132,566)	(b)	194,727

Total expenses	13,549,272	3,551,899	3,886,070	(2,142,106)		18,845,136
Less — expense reductions	(60,846)	(412,178)	(647,103)	1,010,624	(c)	(109,504)

Net Expenses	13,488,426	3,139,721	3,238,967	(1,131,482)		18,735,632

Net Investment Income (loss)	18,090,303	2,330,189	131,926	1,131,482		21,683,900

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions (including commissions recapture of $126,460, $15,418, $14,687, $36,712 and $193,277, respectively	75,962,963	11,466,558	15,079,830	669,128		103,178,479
Net change in unrealized gain (loss) on:
Investments	41,654,688	(203,672)	(2,704,164)	—		38,746,852

Net realized and unrealized gain on investment and futures transactions	117,617,651	11,262,886	12,375,666	669,128		141,925,331

Net Increase in Net Assets Resulting from Operations	$135,707,954	$13,593,075	$12,507,592	$1,800,610		$163,609,231

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Growth and Income Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
AXA Enterprise Funds Trust (the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Equity Income Portfolio and Growth and Income Portfolio (the “Portfolios”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Portfolios will be combined with Class A of the Fund, Class B of the Portfolios will be combined with Class B of the Fund, Class C of the Portfolios will be combined with Class C of the Fund and Class Y of the Portfolios will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolios will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolios. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolios. The Portfolios will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional
Shares Issued	7,043,981	3,721,258	1,168,587	1,371,283
Net Assets 08/31/2006	$200,419,562	$103,045,959	$32,247,845	$39,500,843
Pro Forma Net Asset Value 08/31/2006	$28.45	$27.69	$27.60	$28.81
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Sharholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Portfolios	Growth and Income Fund
Expiring 2010	$—	$1,571
Expiring 2011	21,768	—

Total	$21,768	$1,571

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.
E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to

2

repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
G. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.70%
Next $1 Billion	0.63%
Over $2 Billion	0.60%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31,

3

2006, Goldman Sachs advised the Fund that it retained approximately $569,000, $300, and $0 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $12,000, $42,000, and $7,000 for Management Fee waiver, Transfer Agent Fee Reduction, Custody Fee Reduction, respectively. The Portfolios’ expense reductions were approximately, $327,000, $30,000, $73,000, and $629,000 for Management Fee waiver, Other Expense Reimbursement, Advisory Fee waiver and Registration Fee Reduction, respectively.
     At August 31, 2006, amounts owed to affiliates by the Fund were approximately $677,000, $293,000, and $183,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Portfolios were approximately $0, $0, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $5,370 in fees as securities lending agent. A portion of this amount, $483, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $49,911,437 collateralized by cash in the amount of $51,167,925. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Growth Fund & Income and AXA Enterprise Growth and Income Fund
August 31, 2006 (Unaudited)

				Description		Value
	AXA Enterprise					AXA Enterprise		Pro Forma
GS Growth &	Growth & Income		Pro Forma		GS Growth &	Growth & Income		Combined
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Fund
				Common Stocks - 97.7%
				Auto Components - 0.4%
$—	$26,000	$—	$26,000	Borg-Warner, Inc.	$—	$1,474,460	$—	$1,474,460
—	50,300	—	50,300	Johnson Controls, Inc.	—	3,618,079	—	3,618,079

					—	5,092,539	—	5,092,539

				Automobiles - 0.1%
—	32,000	—	32,000	Harley Davidson Co.	—	1,872,320	—	1,872,320

				Biotechnology - 0.7%
72,999	—	—	72,999	Amgen, Inc. *	4,958,822	—	—	4,958,822
—	17,900	—	17,900	Cephalon Inc.	—	1,020,658	—	1,020,658
—	46,700	—	46,700	Genzyme Corp.	—	3,092,941	—	3,092,941
—	67,400	—	67,400	Millennium Pharmaceutical	—	731,964	—	731,964

					4,958,822	4,845,563	—	9,804,385

				Brokers - 3.2%
306,978	—	—	306,978	Lehman Brothers Holdings, Inc.	19,588,266	—	—	19,588,266
72,595	—	—	72,595	Merrill Lynch & Co., Inc.	5,337,910	—	—	5,337,910
182,920	104,500	—	287,420	Morgan Stanley	12,034,307	6,875,055	—	18,909,362

					36,960,483	6,875,055	—	43,835,538

				Building Products - 0.3%
—	143,200	—	143,200	Masco Corp.	—	3,925,112	—	3,925,112

				Computers Hardware - 2.4%
1,119,992	—	—	1,119,992	Cisco Systems, Inc. *	24,628,624	—	—	24,628,624
—	86,100	—	86,100	Dell, Inc.	—	1,941,555	—	1,941,555
179,853	—	—	179,853	Hewlett-Packard Co.	6,575,426	—	—	6,575,426

					31,204,050	1,941,555	—	33,145,605

				Computer Software - 1.8%
774,548	—	—	774,548	Activision, Inc. *	9,991,669	—	—	9,991,669
—	280,500	—	280,500	Microsoft Corp.	—	7,206,045	—	7,206,045
—	176,200	—	176,200	Oracle Corp.	—	2,757,530	—	2,757,530
—	35,600	—	35,600	Salesforce.com, Inc.	—	1,227,488	—	1,227,488
—	144,296	—	144,296	Symantec Corp.	—	2,689,677	—	2,689,677

					9,991,669	13,880,740	—	23,872,409

				Defense/Aerospace - 1.3%
198,365	—	—	198,365	General Dynamics Corp.	13,399,556	—	—	13,399,556
—	25,800	—	25,800	Northrop Grumman Corp.	—	1,723,698	—	1,723,698
33,235	—	—	33,235	The Boeing Co.	2,489,301	—	—	2,489,301

					15,888,857	1,723,698	—	17,612,555

				Diversified Communications - 3.3%
—	88,000	—	88,000	AT&T, Inc.	—	2,739,440	—	2,739,440
—	11,304	—	11,304	Embarq Corp.	—	532,984	—	532,984
1,186,316	—	—	1,186,316	Verizon Communications Group, Inc.	41,734,597	—	—	41,734,597

					41,734,597	3,272,424	—	45,007,021

				Diversified Consumer Services - 0.1%
—	42,000	—	42,000	H&R Block, Inc.	—	883,260	—	883,260

				Diversified Energy - 1.6%
891,546	—	—	891,546	The Williams Companies, Inc.	21,958,778	—	—	21,958,778

				Drugs - 3.8%
1,880,163	—	—	1,880,163	Pfizer, Inc.	51,817,292	—	—	51,817,292

				Electric Utilities - 7.0%
—	44,200	—	44,200	American Electric Power	—	1,612,416	—	1,612,416
70,578		—	70,578	Edison International	3,080,024	—	—	3,080,024
484,559	—	—	484,559	Entergy Corp.	37,626,006	—	—	37,626,006
365,475	89,700	—	455,175	Exelon Corp.	22,286,666	5,469,906	—	27,756,572
133,437	—	—	133,437	FirstEnergy Corp.	7,613,915	—	—	7,613,915
70,060	—	—	70,060	FPL Group, Inc.	3,114,167	—	—	3,114,167
—	23,000	—	23,000	Northeast Utilities	—	524,630	—	524,630
—	34,600	—	34,600	Pepco Holding, Inc.	—	878,494	—	878,494
367,631	—	—	367,631	PPL Corp.	12,856,056	—	—	12,856,056

					86,576,834	8,485,446	—	95,062,280

The accompanying notes are an integral part of these pro forma financial statements.

				Description	Value
	AXA Enterprise					AXA Enterprise		Pro Forma
GS Growth &	Growth & Income		Pro Forma		GS Growth &	Growth & Income		Combined
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Fund
				Energy Resources - 7.2%
$536,248	$—	$—	$536,248	ConocoPhillips	$34,014,211	$—	$—	$34,014,211
894,742	29,100	—	923,842	Exxon Mobil Corp.	60,547,191	1,969,197	—	62,516,388
—	22,000	—	22,000	Marathon Oil Corp.	—	1,837,000	—	1,837,000

					94,561,402	3,806,197	—	98,367,599

				Energy-Master Limited Partnerships - 3.7%
277,020	—	—	277,020	Energy Transfer Partners LP	13,205,543	—	—	13,205,543
638,360	—	—	638,360	Enterprise Products Partners LP	17,088,897	—	—	17,088,897
319,337	—	—	319,337	Magellan Midstream Partners LP	11,767,569	—	—	11,767,569
228,781	—	—	228,781	Williams Partners LP	8,197,223	—	—	8,197,223

					50,259,232	—	—	50,259,232

				Environmental & Other Services - 1.0%
381,587	—	—	381,587	Waste Management, Inc.	13,081,145	—	—	13,081,145

				Financial Technology - 0.7%
209,283	—	—	209,283	First Data Corp.	8,992,891	—	—	8,992,891

				Food & Beverage - 0.9%
—	31,000	—	31,000	Anheuser-Busch Co.	—	1,530,780	—	1,530,780
471,985	—	—	471,985	Unilever NV	11,252,122	—	—	11,252,122

					11,252,122	1,530,780	—	12,782,902

				Food & Staples Retail - 0.5%
—	54,900	—	54,900	Costco Wholesale Corp.	—	2,568,771	—	2,568,771
—	95,100	—	95,100	Kroger Co.	—	2,264,331	—	2,264,331
—	58,000	—	58,000	Sysco Corp.	—	1,820,620	—	1,820,620

					—	6,653,722	—	6,653,722

				Health Care Provider & Services - 0.7%
—	33,900		33,900	Caremark RX, Inc.	—	1,964,166	—	1,964,166
—	42,600	—	42,600	Medco Health Solutions, Inc.	—	2,699,562	—	2,699,562
—	90,900	—	90,900	UnitedHealth Group, inc.	—	4,722,255	—	4,722,255

					—	9,385,983	—	9,385,983

				Home Products - 1.7%
680,534	—	—	680,534	Newell Rubbermaid, Inc.	18,367,613	—	—	18,367,613
77,300	—	—	77,300	The Clorox Co.	4,623,313	—	—	4,623,313

					22,990,926	—	—	22,990,926

				Hotels & Leisure - 0.3%
—	72,300	—	72,300	Carnival Corp.	—	3,029,370	—	3,029,370
—	15,580	—	15,580	Wyndham Worldwide Corp.	—	455,871	—	455,871

					—	3,485,241	—	3,485,241

				Internet Retail - 0.0%
—	400	—	400	Expedia, Inc. *	—	6,528	—	6,528

				Insurance - 0.6%
—	34,700	—	34,700	Allstate Corp.	—	2,010,518	—	2,010,518
—	70,000	—	70,000	American International Group	—	4,467,400	—	4,467,400
—	23,900	—	23,900	Hartford Financial Services Group	—	2,052,054	—	2,052,054

					—	8,529,972	—	8,529,972

				IT Services - 0.1%
—	50,600	—	50,600	Accenture Ltd. Class A	—	1,500,796	—	1,500,796

				Large Banks - 14.2%
1,094,172	—	—	1,094,172	Bank of America Corp.	56,317,033	—	—	56,317,033
647,391	174,000	—	821,391	Citigroup, Inc.	31,948,746	8,586,900	—	40,535,646
1,131,705	84,600	—	1,216,305	J.P. Morgan Chase & Co.	51,673,650	3,862,836	—	55,536,486
—	110,900	—	110,900	Mellon Financial Co.	—	4,128,807	—	4,128,807
862,267	180,100	—	1,042,367	Wells Fargo & Co.	29,963,778	6,258,475	—	36,222,253

					169,903,207	22,837,018	—	192,740,225

				Life Sciences Tools & Services - 0.1%
—	39,500	—	39,500	Waters Corp.	—	1,684,675	—	1,684,675

				Machinery - 0.3%
—	82,800	—	82,800	Illinois Tool Work, Inc.	—	3,634,920	—	3,634,920

				Media - 2.7%
400,171	—	—	400,171	Comcast Corp. *	14,005,985	—	—	14,005,985
—	143,000	—	143,000	DirecTV Group, Inc. *	—	2,686,970	—	2,686,970
—	76,300	—	76,300	News Corp Class A	—	1,451,989	—	1,451,989
—	46,600	—	46,600	Omnicom Group, Inc.	—	4,073,772	—	4,073,772
—	29,080	—	29,080	R.H. Donnelley Corp. *	—	1,579,626	—	1,579,626
734,290	—	—	734,290	Time Warner, Inc.	12,203,900	—	—	12,203,900
—	19,100	—	19,100	Univision Communications Class A	—	660,096	—	660,096

					26,209,885	10,452,453	—	36,662,338

The accompanying notes are an integral part of these pro forma financial statements.

				Description	Value

	AXA Enterprise					AXA Enterprise		Pro Forma
GS Growth &	Growth & Income		Pro Forma		GS Growth &	Growth & Income		Combined
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Fund

				Medical Products - 2.2%
$428,483	$—	$—	$428,483	Baxter International, Inc.	$19,016,076	$—	$—	$19,016,076
192,200	44,700	—	236,900	Medtronic, Inc.	9,014,180	2,096,430	—	11,110,610

					28,030,256	2,096,430	—	30,126,686

				Mining - 0.4%
106,577	—	—	106,577	Nucor Corp.	5,208,418	—	—	5,208,418

				Motor Vehicle - 0.6%
144,654	—	—	144,654	Autoliv, Inc.	8,175,844	—	—	8,175,844

				Multi Line Retail - 0.2%
—	33,600	—	33,600	Kohl’s Corp. *	—	2,100,336	—	2,100,336

				Oil Refining - 1.3%
189,962	26,600	—	216,562	EOG Resources, Inc.	12,313,337	1,724,212	—	14,037,549
—	39,100	—	39,100	Ensco International, Inc.	—	1,747,379	—	1,747,379
—	38,100	—	38,100	Global Santa Fe Corp.	—	1,875,282	—	1,875,282

					12,313,337	5,346,873	—	17,660,210

				Oil Services - 1.1%
108,414	2,000	—	110,414	Baker Hughes, Inc.	7,716,909	142,360	—	7,859,269
185,566	—	—	185,566	BJ Services Co.	6,366,769	—	—	6,366,769
—	38,500	—	38,500	Halliburton Co.	—	1,255,870	—	1,255,870

					14,083,678	1,398,230	—	15,481,908

				Paper & Packaging - 2.9%
494,150	—	—	494,150	International Paper Co.	17,181,595	—	—	17,181,595
702,726	—	—	702,726	Packaging Corp. of America	16,261,080	—	—	16,261,080
172,035	—	—	172,035	Plum Creek Timber Co., Inc.	5,991,979	—	—	5,991,979

					39,434,654	—	—	39,434,654

				Parts & Equipment - 1.6%
350,933	—	—	350,933	United Technologies Corp.	22,007,008	—	—	22,007,008

				Pharmaceuticals - 1.3%
—	41,300	—	41,300	Allergen, Inc.	—	4,731,328	—	4,731,328
—	98,700	—	98,700	Bristol-Meyers Squib Co.	—	2,146,725	—	2,146,725
—	68,800	—	68,800	Johnson & Johnson	—	4,448,608	—	4,448,608
—	130,200	—	130,200	Wyeth	—	6,340,740	—	6,340,740

					—	17,667,401	—	17,667,401

				Property Insurance - 3.4%
158,631	—	—	158,631	American International Group, Inc.	10,123,830	—	—	10,123,830
198,270	—	—	198,270	PartnerRe, Inc.	12,748,761	—	—	12,748,761
230,034	—	—	230,034	The Allstate Corp.	13,328,170	—	—	13,328,170
157,271	—	—	157,271	XL Capital	10,323,269	—	—	10,323,269

					46,524,030	—	—	46,524,030

				Regional’s - 2.4%
—	6,600	—	6,600	City National Corp.	—	434,280	—	434,280
—	88,300	—	88,300	Fifth Third Bancorp	—	3,473,722	—	3,473,722
499,595	—	—	499,595	KeyCorp	18,380,100	—	—	18,380,100
—	38,500	—	38,500	PNC Financial Services	—	2,725,415	—	2,725,415
220,438	—	—	220,438	Regions Financial Corp.	7,933,564	—	—	7,933,564

					26,313,664	6,633,417	—	32,947,081

				Real Estate Management & Development - 0.0%
—	26,200	—	26,200	Realogy Corp. *	—	560,680	—	560,680

				REITs - 3.6%
207,380	—	—	207,380	Apartment Investment & Management Co.	10,626,151	—	—	10,626,151
461,288	—	—	461,288	Capital Source, Inc, (a)	11,209,298	—	—	11,209,298
169,615	—	—	169,615	Developers Diversified Realty Corp.	9,176,172	—	—	9,176,172

					48,756,147	—	—	48,756,147

				Restaurants - 2.2%
844,904	—	—	844,904	McDonald’s Corp.	30,332,054	—	—	30,332,054

				Retail Apparel - 1.9%
408,367	—	—	408,367	J.C. Penny Co., Inc.	25,743,456	—	—	25,743,456

				Road and Rail - 0.3%
—	52,000	—	52,000	Burlington Northern Santa Fe	—	3,481,400	—	3,481,400

				Semiconductors - 0.5%
—	60,700	—	60,700	Analog Devices	—	1,859,848	—	1,859,848
—	181,800	—	181,800	Intel Corp.	—	3,552,372	—	3,552,372
	58,600	—	58,600	Xilinx, Inc.	—	1,340,182	—	1,340,182

					—	6,752,402	—	6,752,402

				Specialty Financials - 6.2%
258,176	—	—	258,176	Alliance Bernstein Holding LP	17,220,339	—	—	17,220,339
302,484	—	—	302,484	American Capital Strategies Ltd. (a)	11,715,205	—	—	11,715,205
468,072	—	—	468,072	Apollo Investment Corp.	9,347,398	—	—	9,347,398
319,055	—	—	319,055	Countrywide Financial Corp.	10,784,059	—	—	10,784,059
—	45,800	—	45,800	Freddie Mac	—	2,912,880	—	2,912,880
			—	Indy Mac Bancorp, Inc.	—	—	—	—
775,890			775,890	Washington Mutual, Inc.	32,502,032	—	—	32,502,032

					81,569,033	2,912,880	—	84,481,913

The accompanying notes are an integral part of these pro forma financial statements.

				Description		Value

	AXA Enterprise					AXA Enterprise		Pro Forma
GS Growth &	Growth & Income		Pro Forma		GS Growth &	Growth & Income		Combined
Income Fund	Fund	Adjustments	Combined Fund		Income Fund	Fund	Adjustments	Fund

				Telecom Equipment - 1.3%
$745,634	$—	$—	$745,634	Motorola, Inc.	$17,432,923	$—	$—	$17,432,923

				Tobacco - 1.9%
317,698	—	—	317,698	Altria Group, Inc.	26,537,314	—	—	26,537,314

				Transports - 1.3%
—	27,800	—	27,800	FedEx Corp.	—	2,808,634	—	2,808,634
113,655	—	—	113,655	Union Pacific Corp.	9,132,179	—	—	9,132,179
73,277	—	—	73,277	United Parcel Service, Inc. Class B	5,133,054	—	—	5,133,054

					14,265,233	2,808,634	—	17,073,867

				Utilities - 0.2%
—	52,800	—	52,800	NiSource, Inc.	—	1,117,776	—	1,117,776
—	42,000	—	42,000	Sempra Energy Corp.	—	2,088,240	—	2,088,240

					—	3,206,016	—	3,206,016

				Wireless Communications - 0.3%
—	226,983	—	226,983	Sprint Nextel Corp.	—	3,840,552	—	3,840,552

				TOTAL COMMON STOCKS
				(Cost $991,906,962, $158,745,383 $0 and $1,150652,345 respectively)	$1,145,069,241	$185,111,248	$—	$1,330,180,489

	Principal Amount			Interest Rate Maturity Date

				Time Deposits - 0.2%
	3,068,117		3,068,117	JP Morgan Chase Nassau	—	3,068,117	—	3,068,117

			—
				TOTAL Time Deposits (Cost $0, $3,068,117, $0 and $3,068,117 respectively)	$—	$3,068,117	$—	$3,068,117

				Repurchase Agreement (b) - 1.9%
				Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $25,403,726
25,400,000	—	—	25,400,000	(Cost $25,400,000, $0,$0 and $25,400,000 respectively)	$25,400,000	$—	$—	$25,400,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
				(Cost $1,017,306,962, $161,813,500, $0 and $1,179,120,462 respectively)	$1,170,469,241	$188,179,365	$—	$1,358,648,606

	Shares/Principal			Description

				Securities Lending Collateral - 4.0%
—	3,445,986	—	3,445,986	Banc of America Securities LLC	—	3,445,986	—	3,445,986
				Boston Global Investment Trust -
51,167,925	—	—	51,167,925	Enhanced Portfolio	51,167,925	—	—	51,167,925
				TOTAL SECURITIES LENDING COLLATERAL
				(Cost $51,167,925, $3,445,986, $0 and $54,613,911 respectively)	$51,167,925	$3,445,986	$—	$54,613,911

				TOTAL INVESTMENTS (Cost $1,068,474,887, $165,259,486, $0 and $1,233,734,373 respectively) 103.8%	$1,221,637,166	$191,625,351	$—	$1,413,262,517

				OTHER ASSETS IN EXCESS OF LIABILITIES/(LIABILITIES IN EXCESS OF OTHER ASSETS) - 3.8%	(48,557,968)	(3,453,916)	—	(52,011,884)
				NET ASSETS - 100.0%	$1,173,079,198	$188,171,435	$—	$1,361,250,633

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2006
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Growth and Income Fund and the AXA Enterprise Growth and Income Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Growth and	Growth and			Pro Forma
	Income Fund	Income Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (identified cost $1,017,306,962, $158,745,383, $0 and $1,176,052,345, respectively) — (including $49,911,437 $3,388,652, $0 and $53,300,089 of securities on loan, respectively)	$1,170,469,241	185,111,248	—		$1,355,580,489
Investments in short term securities, at value (cost $0, $3,068,117, $0 and $3,068,117, respectively)	—	3,068,117	—		3,068,117
Securities Lending collateral, at value (cost $51,167,925, $3,445,986, $0 and $54,613,911, respectively)	51,167,925	3,445,986	—		54,613,911
Cash	31,940	—	—		31,940
Receivables:
Investment securities sold, at value	—	277,728			277,728
Fund shares sold	2,999,444	3,786	—		3,003,230
Dividends and interest, at value	3,307,462	333,542	—		3,641,004
Foreign tax reclaims, at value	29,188	—	—		29,188
Securities lending income	3,230	—	—		3,230
Other assets	6,432	97,046	—		103,478

Total assets	1,228,014,862	192,337,453	—		1,420,352,315

Liabilities:
Payables:
Investment securities purchased	—	124,356.00	—		124,356
Payable upon return of securities loaned	51,167,925	3,445,986	—		54,613,911
Fund shares repurchased	2,397,428	35,242	—		2,432,670
Amounts owed to affiliates	1,162,667	—	—		1,162,667
Bank overdraft	—	207,888	—		207,888
Accrued expenses	213,644	352,546	—		566,190

Total liabilities	54,941,664	4,166,018	—		59,107,682

Net Assets:
Paid-in capital	968,380,655	171,121,556	—		1,139,502,211
Accumulated undistributed net investment income (loss)	4,244,248	178,212	—		4,422,460
Accumulated net realized gain (loss) on investments	47,292,016	(9,494,198)	—		37,797,818
Net unrealized gain on investments	153,162,279	26,365,865	—		179,528,144

Net Assets	$1,173,079,198	$188,171,435	$—		$1,361,250,633

Net Assets:
Class A	$1,061,063,489	$86,574,642	$—		$1,147,638,131
Class B	64,578,777	59,295,365	—		123,874,142
Class C	18,834,065	16,913,944	—		35,748,009
Institutional/Class Y	27,590,090	25,387,484	—		52,977,574
Service/Class P	1,012,777	—	—		1,012,777

Shares Outstanding:
Class A	37,292,325	2,243,296	799,472	(b)	$40,335,093
Class B	2,332,108	1,598,226	543,084	(b)	4,473,418
Class C	682,503	455,391	157,531	(b)	1,295,425
Institutional/Class Y	957,798	637,445	243,889	(b)	1,839,132
Service/Class P	35,602	—	—		35,602

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	41,300,336	4,934,358	1,743,976	(b)	47,978,670

Net assets value, offering and redemption price per share:(c)
Class A	$28.45	38.59	$—		$28.45
Class B	27.69	37.10	—		27.69
Class C	27.60	37.14	—		27.60
Institutional/Class Y	28.81	39.83	—		28.81
Service/Class P	28.45	—	—		28.45

(b)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares is $30.11, $40.51 ,0 and $30.11, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Growth and Income Fund and the AXA Enterprise Growth and Income Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Growth and	Growth and			Pro Forma
	Income Fund	Income Fund	Adjustments		Combined Fund
Investment Income:
Dividends (Net of foreign withholding tax of $62,579, $19,213, $0, $0 and $81,792, respectively)	$30,652,567	$3,260,868	$—		$33,913,435
Interest (including securities lending income of $33,738, $52,246, $6,702, $0, and $92,686, respectively)	926,162	110,025	—		1,036,187

Total income	31,578,729	3,370,893	—		34,949,622

Expenses:
Management fees	7,560,961	1,405,556	(139,209	)(a)	8,827,308
Administrative fees	—	112,211	(112,211	)(b)	—
Co-Administrative fees	—	—	—	(b)	—
Distribution and service fees	3,359,686	1,231,202	(164,278	)(b)	4,426,610
Transfer agent fees	2,036,490	788,157	(458,534	)(b)	2,366,113
Merger cost	—	—	—	(b)	—
Custody and accounting fees	196,752	3,697	17,198	(b)	217,647
Printing fees	86,201	62,930	(55,301	)(b)	93,830
Registration fees	94,057	86,207	(77,883	)(b)	102,381
Audit fees	22,199	28,511	(28,118	)(b)	22,592
Legal fees	18,961	30,821	(30,150	)(b)	19,632
Trustee fees	15,230	52,692	(52,692	)(b)	15,230
Service share fees	4,680	—	—	(b)	4,680
Insurance expense	—	—	—	(b)	—
Other	154,056	84,086	(63,635	)(b)	174,507

Total expenses	13,549,272	3,886,070	(1,164,813)		16,270,529
Less — expense reductions	(60,846)	(647,103)	642,688	(c)	(65,261)

Net Expenses	13,488,426	3,238,967	(522,125)		16,205,268

Net Investment Income (loss)	18,090,303	131,926	522,125		18,744,354

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions (including commissions recapture of $126,460, $14,687, $21,294 and $162,441, respectively	75,962,963	15,079,830	653,710		91,696,503
Investments	41,654,688	(1,447,743)	—		40,206,945
Net realized and unrealized gain on investment and futures transactions	117,617,651	13,632,087	653,710		131,903,448

Net Increase in Net Assets Resulting from Operations	$135,707,954	$13,764,013	$1,175,835		$150,647,802

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS GROWTH AND INCOME FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Growth and Income Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
AXA Enterprise Funds Trust (the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Growth and Income Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Portfolio will be combined with Class A of the Fund, Class B of the Portfolio will be combined with Class B of the Fund, Class C of the Portfolio will be combined with Class C of the Fund and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional

Shares Issued	3,042,768	2,141,310	612,922	881,334
Net Assets 08/31/2006	$86,574,642	$59,295,365	$16,913,944	$25,387,484
Pro Forma Net Asset Value 08/31/2006	$28.45	$27.69	$27.60	$28.81
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Portfolio	Growth and Income Fund

Expiring 2010	$—	$1,571
Expiring 2011	21,768	—

Total	$21,768	$1,571

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.

2

E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
G. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	0.70%
Next $1 Billion	0.63%
Over $2 Billion	0.60%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.

3

     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $569,000, $300, and $0 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $12,000, $42,000, and $7,000 for Management Fee waiver, Transfer Agent Fee Reduction, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $166,000, $15,000, $59,000 and $407,000 for Management Fee waiver, Other Expense Reimbursement, Advisory Fee waiver and Registration Fee Reduction, respectively.
     At August 31, 2006, amounts owed to affiliates by the Fund were approximately $677,000, $293,000, and $183,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. In addition, amounts owed to affiliates by The Portfolio were approximately $0, $0, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $5,370 in fees as securities lending agent. A portion of this amount, $483, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $49,911,437 collateralized by cash in the amount of $51,167,925. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Statement of Investments for the Goldman Sachs Capital Growth Fund and AXA Enterprise Group of Funds Growth Fund and AXA Enterprise Large Cap Growth Fund
August 31, 2006 (Unaudited)

Shares					Description

	AXA			Pro		GS	AXA			Pro
GS	Enterprise Group	AXA Enterprise		Forma		Capital	Enterprise Group	AXA Enterprise		Forma
Capital	of Funds	Large Cap		Combined		Growth	of Funds	Large Cap		Combined
Growth Fund	Growth Fund	Growth Fund	Adjustments	Fund		Fund	Growth Fund	Growth Fund	Adjustments	Fund

					Common Stocks - 99.1%
					Aerospace & Defense - 1.0%
$ —	$—	$22,200	$—	$22,200	Boeing Co., Inc.	$—	$—	$1,662,780	$—	$1,662,780
456,481	—		—	456,481	United Technologies Corp.	28,625,924	—	—	—	28,625,924

						28,625,924	—	1,662,780	—	30,288,704

					Airlines - 0.0%
—	—	33,800	—	33,800	US Airways Group *	—	—	1,428,050	—	1,428,050

					Apparel/Shoes - 0.2%
356,900	—	—	—	356,900	Chico’s FAS, Inc. *	6,581,236	—	—	—	6,581,236

					Audio & Visual Equipment - 0.7%
264,130	—	—	—	264,130	Harman International, Inc.	21,426,226	—	—	—	21,426,226

					Beverages - 4.6%
432,450	—	—	—	432,450	Fortune Brands, Inc.	31,395,870	—	—	—	31,395,870
696,250	901,400	—	—	1,597,650	PepsiCo, Inc.	45,451,200	58,843,392	—	—	104,294,592

						76,847,070	58,843,392	—	—	135,690,462

					Biotechnology - 5.2%
631,800	258,100	24,000	—	913,900	Amgen, Inc. *	42,918,174	17,532,733	1,630,320	—	62,081,227
223,700	530,600	—	—	754,300	Genentech, Inc. *	18,459,724	43,785,112	—	—	62,244,836
983,874	—	—	—	983,874	Med Immune, Inc. *	27,194,277	—	—	—	27,194,277

						88,572,175	61,317,845	1,630,320	—	151,520,340

					Chemicals - 0.1%
—	—	47,500	—	47,500	Monsanto Co.	—	—	2,253,400	—	2,253,400

					Commercial Banks - 0.0%
—	—	42,700	—	42,700	Commerce Bancorp, Inc.	—	—	1,422,337	—	1,422,337

					Commercial Services - 2.2%
416,431	—	—	—	416,431	Moody’s Corp.	25,477,249	—	—	—	25,477,249
686,572	—	—	—	686,572	The McGraw-Hill Companies, Inc.	38,386,240	—	—	—	38,386,240

						63,863,489	—	—	—	63,863,489

					Computer Hardware - 3.2%
—	373,100	25,300	—	398,400	Apple Computer Co., Inc. *	—	25,314,835	1,716,605	—	27,031,440
1,591,000	—	—	—	1,591,000	EMC Corp. *	18,535,150	—	—	—	18,535,150
—	1,233,100		—	1,233,100	Hewlet Packard, Inc.	—	45,082,136	—	—	45,082,136
—	—	67,200	—	67,200	SanDisk Corp. *	—	—	3,959,424	—	3,959,424

						18,535,150	70,396,971	5,676,029	—	94,608,150

					Computer Services - 3.2%
205,700	—	—	—	205,700	Check Free Corp. *	7,364,060	—	—	—	7,364,060
1,132,120	—	—	—	1,132,120	First Data Corp.	48,647,196	—	—	—	48,647,196
—	1,079,000	—	—	1,079,000	Paychex, Inc.	—	38,746,890	—	—	38,746,890

						56,011,256	38,746,890	—	—	94,758,146

					Computer Software - 4.0%
651,080	—	147,400	—	798,480	Electronic Arts, Inc. *	33,185,548	—	7,512,978	—	40,698,526
2,750,100	—	201,100	—	2,951,200	Microsoft Corp.	70,650,069	—	5,166,259	—	75,816,328

						103,835,617	—	12,679,237	—	116,514,854

					Drugs & Medicine - 1.8%
719,937	—	—	—	719,937	Pfizer, Inc.	19,841,464	—	—	—	19,841,464
922,300	—	—	—	922,300	Schering-Plough Corp.	19,322,185	—	—	—	19,322,185
302,400	—	—	—	302,400	Wyeth	14,726,880	—	—	—	14,726,880

						53,890,529	—	—	—	53,890,529

					Financials - 4.5%
36,900	—	—	—	36,900	Chicago Mercantile Exchange Holdings, Inc.	16,236,000	—	—	—	16,236,000
200,300	—	—	—	200,300	Franklin Resources, Inc.	19,711,523	—	—	—	19,711,523
169,800	—	—	—	169,800	Legg Mason, Inc.	15,495,948	—	—	—	15,495,948
205,900	316,400	—	—	522,300	Merrill Lynch, Inc.	15,139,827	23,264,892	—	—	38,404,719
293,900	—	—	—	293,900	Morgan Stanley	19,335,681	—	—	—	19,335,681
1,420,400	—	—	—	1,420,400	The Charles Schwab Corp.	23,166,724	—	—	—	23,166,724

						109,085,703	23,264,892	—	—	132,350,595

					Foods - 0.2%
133,550	—	—	—	133,550	The Hershey Co.	7,206,358	—	—	—	7,206,358

					Foods Retail - 2.2%
—	608,000	—	—	608,000	Costco Wholesale Corp.		28,448,320	—	—	28,448,320
—	—	83,000	—	83,000	CVS Corp.	—	—	2,784,650	—	2,784,650
—	662,200	—	—	662,200	Wallgreen Co.	—	32,752,412	—	—	32,752,412

						—	61,200,732	2,784,650	—	63,985,382

					Health Care Services - 0.5%
—	—	47,500	—	47,500	Cardinal Health, inc.	—	—	3,202,450	—	3,202,450
266,490	—	—	—	266,490	Omnicare, Inc. (a)	12,074,662	—	—	—	12,074,662

						12,074,662	—	3,202,450	—	15,277,112

					Hotels Restaurants & Leisure - 3.5%
341,610	—	—	—	341,610	Harrah’s Entertainment, Inc.	21,302,800	—	—	—	21,302,800
533,320	—	—	—	533,320	Marriott International, Inc.	20,084,831	—	—	—	20,084,831
—	665,300	—	—	665,300	McDonald’s Corp.	—	23,884,270	—	—	23,884,270
—	1,144,300	—	—	1,144,300	Starbucks Corp.	—	35,484,743	—	—	35,484,743
—	—	46,500	—	46,500	Starwoods Hotels and Resorts	—	—	2,476,590	—	2,476,590

						41,387,631	59,369,013	2,476,590	—	103,233,234

					Household Products - 3.3%
—	622,900	—	—	622,900	Colgate-Palmolive Co.	—	37,286,794	—	—	37,286,794
—	929,644	43,200	—	972,844	Proctor & Gamble Co.	—	57,544,964	2,674,080	—	60,219,044

						—	94,831,758	2,674,080	—	97,505,838

					Housewares - 0.3%
265,200	—	—	—	265,200	Williams-Sonoma, Inc.	7,812,792	—	—	—	7,812,792

					Industrial Conglomerates - 2.2%
—	1,280,000	71,600	—	1,351,600	General Electric Co.	—	43,596,800	2,438,696	—	46,035,496
—	239,700	—	—	239,700	3M Company, Inc.	—	17,186,490	—	—	17,186,490

						—	60,783,290	2,438,696	—	63,221,986

					Insurance - 1.0%
—	459,500	—	—	459,500	American International Group	—	29,325,290	—	—	29,325,290

					Internet & Online - 5.0%
—	—	81,100	—	81,100	Akamai Technologies Co. *	—	—	3,179,120	—	3,179,120
135,108	101,200	9,300	—	245,608	Google, Inc. *	51,142,431	38,307,236	3,520,329	—	92,969,996
1,757,900	—	—	—	1,757,900	Yahoo!, Inc. *	50,662,678	—	—	—	50,662,678

						101,805,109	38,307,236	6,699,449	—	146,811,794

					Machinery - 0.6%
—	281,400	—	—	281,400	Caterpillar, Inc.	—	18,670,890	—	—	18,670,890

					Manufacturing - 0.8%
423,800	—	—	—	423,800	Rockwell Automation, Inc.	23,893,844	—	—	—	23,893,844

					Media - 0.8%
—	203,800	—	—	203,800	McGraw Hill Companies, Inc.	—	11,394,458	—	—	11,394,458
—	124,500	—	—	124,500	Omnicom Group, Inc.	—	10,883,790	—	—	10,883,790

						—	22,278,248	—	—	22,278,248

The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description

	AXA Enterprise	AXA Enterprise		Pro Forma			AXA Enterprise	AXA Enterprise		Pro Forma
GS Capital	Group of Funds	Large Cap		Combined		GS Capital	Group of Funds	Large Cap		Combined
Growth Fund	Growth Fund	Growth Fund	Adjustments	Fund		Growth Fund	Growth Fund	Growth Fund	Adjustments	Fund

					Medical Products - 5.3%
$ 132,830	$—	$—	$—	$132,830	Fisher Scientific International, Inc. *	$10,391,291	$—	$—	$—	$10,391,291
666,000	254,200	—	—	920,200	Medtronic, Inc.	31,235,400	11,921,980	—	—	43,157,380
491,368	—	87,200	—	578,568	St. Jude Medical, Inc. *	17,890,709	—	3,174,952	—	21,065,661
340,385	829,200	—	—	1,169,585	Stryker Corp.	16,348,691	39,826,476	—	—	56,175,167
353,363	—	—	—	353,363	Zimmer Holdings, Inc. *	24,028,684	—	—	—	24,028,684

						99,894,775	51,748,456	3,174,952	—	154,818,183

					Medical Supplies - 0.3%
217,176	—	—	—	217,176	Charles River Laboratories	8,826,033	—	—	—	8,826,033

					Movies & Entertainment - 0.5%
442,965	—	—	—	442,965	Viacom, Inc. Class B *	16,079,630	—	—	—	16,079,630

					Multiline Retail - 1.0%
—	375,700	29,200	—	404,900	Kohl’s Corp. *	—	23,485,007	1,825,292	—	25,310,299
—	—	17,900	—	17,900	Sear Holding Corp. *	—	—	2,579,569	—	2,579,569

						—	23,485,007	4,404,861	—	27,889,868

					Networking/Telecommunications Equipment - 4.1%
2,116,175	—	—	—	2,116,175	Cisco System, Inc. *	46,534,688	—	—	—	46,534,688
—	—	102,500	—	102,500	Corning Inc. *	—	—	2,279,600	—	2,279,600
804,300	—	—	—	804,300	Motorola, Inc	18,804,534	—	—	—	18,804,534
155,144	471,300	—	—	626,444	Research In Motion Ltd. *	12,799,380	38,882,250	—	—	51,681,630

						78,138,602	38,882,250	2,279,600	—	119,300,452

					Oil & Gas - 6.2%
708,910	—	—	—	708,910	Canadian Natural Resources Ltd.	37,281,577	—	—	—	37,281,577
1,094,800	—	—	—	1,094,800	Chesapeake Energy Corp. (a)	34,562,836	—	—	—	34,562,836
—	880,600	—	—	880,600	Occidental Petroleum, Inc.	—	44,901,794	—	—	44,901,794
301,100	—	—	—	301,100	Quicksilver Resources, Inc. * (a)	11,327,382	—	—	—	11,327,382
667,310	—	—	—	667,310	Suncor Energy, Inc. (a)	51,769,910	—	—	—	51,769,910

						134,941,705	44,901,794		—	179,843,499

					Oil Well Services & Equipment - 8.4%
645,510	436,000	—	—	1,081,510	Baker Hughes, Inc.	45,947,402	31,034,480	—	—	76,981,882
216,100	—	—	—	216,100	Grant Pride co, Inc. *	8,974,633	—	—	—	8,974,633
—	1,508,300	—	—	1,508,300	Halliburton Co.	—	49,200,746	—	—	49,200,746
683,448	839,200	—	—	1,522,648	Schlumberger Ltd. (a)	41,895,362	51,442,960	—	—	93,338,322
392,200	—	—	—	392,200	Weatherford International Ltd. *	16,864,600	—	—	—	16,864,600

						113,681,997	131,678,186	—	—	245,360,183

					Personal Products - 0.5%
—	398,700	—	—	398,700	Estee Lauder Companies	—	14,696,082	—	—	14,696,082

					Pharmaceuticals - 1.3%
—	—	16,700	—	16,700	Allergen Inc.	—	—	1,913,152	—	1,913,152
—	664,400	—	—	664,400	Lilly & Co., Inc.	—	37,159,892	—	—	37,159,892

						—	37,159,892	1,913,152	—	39,073,044

					Pharmacy Benefit Manager - 2.8%
411,873	648,700	—	—	1,060,573	Caremark Rx, Inc.	23,863,922	37,585,678	—	—	61,449,600
256,100	—	50,200	—	306,300	Medco Health Solutions, Inc. *	16,229,057	—	3,181,174	—	19,410,231

						40,092,979	37,585,678	3,181,174	—	80,859,831

					Producer Goods - 0.4%
187,770	—	—	—	187,770	W.W. Grainger, Inc.	12,543,036	—	—	—	12,543,036

The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description

GS Capital Growth Fund	AXA Enterprise Group of Funds Growth Fund	AXA Large Cap Enterprise Growth Fund	Adjustments	Pro Forma Combined Fund		GS Capital Growth Fund	AXA Enterprise Group of Funds Growth Fund	AXA Enterprise Large Cap Growth Fund	Adjustments	Pro Forma Combined Fund

					Publishing - 0.6%
$346,612	$—	$—	$—	$346,612	Lamar Advertising Co. *	$18,127,808	$—	$—	$—	$18,127,808

					Retailing - 3.7%
1,195,800	—	—	—	1,195,800	Lowe’s Companies Co. *	32,358,348	—	—	—	32,358,348
721,100	—	—	—	721,100	Target Corp.	34,894,029	—	—	—	34,894,029
—	—	94,700	—	94,700	Urban Outfitters, Inc. *		—	1,485,843	—	1,485,843
863,970	—	—	—	863,970	Wal-Mart Stores, Inc.	38,636,738	—	—	—	38,636,738

						105,889,115	—	1,485,843	—	107,374,958

					Road & Rail - 0.0%
—	—	17,700	—	17,700	Union Pacific Corp.	—	—	1,422,195	—	1,422,195

					Semiconductors - 4.1%
527,860	—	—	—	527,860	Intel Corp.	10,314,384	—	—	—	10,314,384
1,133,848	—	—	—	1,133,848	Linear Technology Corp.	38,562,171	—	—	—	38,562,171
—	—	90,900	—	90,900	National Semiconductor	—	—	2,207,961	—	2,207,961
983,590	719,400	132,400	—	1,835,390	QUALCOMM, Inc.	37,051,835	27,099,798	4,987,508	—	69,139,141

						85,928,390	27,099,798	7,195,469	—	120,223,657

					Specialty Finance - 5.7%
497,030	689,588	70,200	—	1,256,818	American Express Co.	26,113,956	36,230,954	3,688,308	—	66,033,218
352,743	—	—	—	352,743	Fannie Mae	18,571,919	—	—	—	18,571,919
1,298,100	—	—	—	1,298,100	Freddie Mac	82,559,160	—	—	—	82,559,160

						127,245,035	36,230,954	3,688,308	—	167,164,297

					Technology Services - 0.4%
177,140	—	—	—	177,140	Cognizant Technology Solutions Corp. *	12,383,857	—	—	—	12,383,857

					Telecommunications - 2.2%
1,264,800	—	—	—	1,264,800	American Tower Corp. *	45,355,728	—	—	—	45,355,728
333,765	—	—	—	333,765	Crown Castle International Corp. *	11,468,165	—	—	—	11,468,165
224,900	—	—	—	224,900	NeuStar, Inc. *	6,346,678	—	—	—	6,346,678

						63,170,571	—	—	—	63,170,571

					Tobacco
—	—	31,400	—	31,400	Altria Group, Inc.	—	—	2,622,842	—	2,622,842

					(Cost $1,412,295,904, $78,405,137, $985,441,929, $0 and $2,476,142,970 respectively)	$1,738,398,304	$1,080,804,543	$78,396,464	$—	$2,897,599,311

Principal Amount					Interest Rate Maturity Date	Value

					Time Deposits - 1.1%
—	31,435,295	1,341,542	—	32,776,837	JP Morgan Chase Nassau	—	31,435,295	1,341,542		32,776,837

					TOTAL Time Deposits (Cost $0, $1,341,542, $31,435,295, $0 and $32,776,837 respectively)	—	31,435,295	1,341,542	—	32,776,837

					Repurchase Agreement (b) - 0.1%
2,900,000	—	—	—	2,900,000	Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $2,900,425 (Cost $2,900,000, $0, $0, $0 and $2,900,000 respectively)	2,900,000	—	—	—	2,900,000

					TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
					(Cost $1,415,195,904, $79,746,679, $1,016,877,225, $0 and $2,511,811,135 respectively)	1,741,298,304	1,112,239,838	79,738,006	—	2,933,276,148

Shares/Principal					Description	Value

					Securities Lending Collateral - 5.4%
—	71,791,736	—	—	71,791,736	Cantor Fitzgerald Securities Repurchase Agreement	—	71,791,736	—	—	71,791,736
—	—	4,271,093	—	4,271,093	Bank of America Securities LLC Repurchase Agreement	—	—	4,271,093	—	4,271,093
80,977,750	—	—	—	80,977,750	Boston Global Investment Trust — Enhanced Portfolio	80,977,750	—	—	—	80,977,750
					TOTAL SECURITIES LENDING COLLATERAL (Cost $80,977,750, $4,271,093, $71,791,736 and $161,311,672 respectively)	80,977,750	71,791,736	4,271,093	—	157,040,579

					(Cost $1,496,173,654, $84,000,426 $1,088,668,961, $0 and $2,668,843,041 respectively) - 105.7%	1,822,276,054	1,184,031,574	84,009,099	—	3,090,316,727

					LIABILITIES IN EXCESS OF OTHER ASSETS - 5.7%	(85,175,523)	(77,116,561)	(4,298,284)	—	(166,590,368)

					NET ASSETS - 100.0%	$1,737,100,531	$1,106,915,013	$79,710,815	$—	$2,923,726,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or portion of the security is on loan.
(b)	Repurchase agreement was entered into on August 31, 2006.

ADR American Depository Receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Capital Growth Fund and AXA Enterprise Group of Funds Growth Fund and AXA Enterprise Large Cap Growth Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise	AXA Enterprise
	Capital Growth	Large Cap	Group of Funds			Pro Forma
	Fund	Growth Fund	Growth Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,415,195,904, $78,405,137, $985,441,929, $0, and $2,479,042,970, respectively) — (including $78,901,761, $4,169,205, $0, $0 and $83,070,966 of securities on loan, respectively)	$1,741,298,304	$78,396,464	$1,080,804,543	$—		$2,900,499,311
Investments in short term securities, at value (cost $0, 1,341,542, $31,435,295, $0 and $32,828,552, respectively)	—	1,341,542	31,435,295	—		32,776,837
Securities Lending collateral, at value (cost $80,977,750, $4,271,093, $71,791,736, $0 and $161,311,672, respectively)	80,977,750	4,271,093	71,791,736	—		157,040,579
Cash	68,764 (a)	—	—	—		68,764
Receivables:
Fund shares sold	1,187,281	7,381	277,405	—		1,472,067
Dividends and interest, at value	1,608,019	52,629	1,012,778	—		2,673,426
Reimbursement from adviser	59,167	—	—	—		59,167
Securities lending income	3,726	—	—	—		3,726
Other assets	10,384	54,924	283,940	—		349,248

Total assets	1,825,213,395	84,124,033	1,185,605,697	—		3,094,943,125

Liabilities:
Payables:
Investment securities purchased			1,080,626	—		1,080,626
Payable upon return of securities loaned	80,977,750	4,271,093	71,791,736	—		157,040,579
Fund shares repurchased	4,685,996	45,031	1,627,698	—		6,358,725
Amounts owed to affiliates	2,058,341	—	—	—		2,058,341
Bank Overdraft	—	96,401	2,245,496	—		2,341,897
Accrued expenses	390,777	693	1,945,128	—		2,336,598

Total liabilities	88,112,864	4,413,218	78,690,684	—		171,216,766

Net Assets:
Paid-in capital	1,649,606,492	196,901,899	1,123,650,472	—		2,970,158,863
Accumulated undistributed net investment income (loss)	1,637,581	(466,347)	(4,270,641)	—		(3,099,407)
Accumulated net realized gain (loss) on investments	(240,245,942)	(116,716,064)	(107,827,432)	—		(464,789,438)
Net unrealized gain on investments	326,102,400	(8,673)	95,362,614	—		421,456,341

Net Assets	$1,737,100,531	$79,710,815	$1,106,915,013	$—		$2,923,726,359

Net Assets:
Class A	$1,289,842,758	$29,990,404	$709,067,653	$—		$2,028,900,815
Class B	96,105,662	36,170,944	220,297,564	—		352,574,170
Class C	68,527,926	12,019,011	132,175,945	—		212,722,882
Institutional/Class Y	272,294,602	1,530,456	45,373,851	—		319,198,909
Service/Class P	10,329,583	—	—	—		10,329,583

Shares Outstanding:
Class A	62,543,451	2,811,011	41,199,510	(8,174,183	)(b)	$98,379,789
Class B	5,051,445	3,458,789	13,712,398	(3,690,852	)(b)	18,531,780
Class C	3,608,130	1,150,128	8,112,788	(1,670,768	)(b)	11,200,278
Institutional/Class Y	12,820,835	141,903	2,499,079	(432,520	)(b)	15,029,297
Service/Class P	506,824	—	—	—		506,824

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	84,530,685	7,561,831	65,523,775	(13,968,323	)(b)	143,647,968

Net assets value, offering and redemption price per share:(c)
Class A	$20.62	$10.67	17.21	$—		$20.62
Class B	19.03	10.46	16.07	—		19.03
Class C	18.99	10.45	16.29	—		18.99
Institutional/Class Y	21.24	10.79	18.16	—		21.24
Service/Class P	20.38	—	—	—		20.38

(b)	Adjustment to reflect proceeds on investments that do not meet Capital Growth Fund’s investment criteria and are assumed to be sold at 8/31/06.

(b)	Adjustment to reflect reduction of shares based on Capital Growth Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares is $21.82, $11.20, $18.07, $0 and $21.82 for the Capital Growth Fund, AXA Enterprise Large Cap Growth Fund and the AXA Enterprise Group of Funds Growth Fund, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Capital Growth Fund and AXA Enterprise Group of Funds Growth Fund and AXA Enterprise Large Cap Growth Fund
For year ended August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise	AXA Enterprise
	Capital Growth	Large Cap	Group of Funds			Pro Forma
	Fund	Growth Fund	Growth Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign withholding tax of $52,081, $0, $0, $0 and $52,081, respectively)	$17,706,466	$938,300	$14,712,594	$—		$33,357,360
Interest (including securities lending income of $108,912, $30,664, $4,330, $0 and $143,906, respectively)	519,571	152,898	2,174,215	—		2,846,684

Total income	18,226,037	1,091,198	16,886,809	—		36,204,044

Expenses:
Management fees	17,686,134	682,113	9,435,220	1,125,013	(a)	28,928,480
Administrative fees	—	52,834	712,527	(765,361	)(b)	—
Distribution and service fees	5,447,811	722,871	7,968,423	(1,701,710	)(b)	12,437,395
Transfer agent fees	3,092,359	418,226	3,562,633	(1,420,478	)(b)	5,652,741
Custody and accounting fees	260,626	11,330	(42,719)	148,358	(b)	377,595
Printing fees	94,677	37,503	447,321	(449,414	)(b)	130,087
Registration fees	120,003	(12,204)	102,819	(122,258	)(b)	88,360
Audit fees	61,542	37,102	40,134	(61,762	)(b)	77,016
Legal fees	17,898	7,778	227,598	(241,115	)(b)	12,159
Trustee fees	15,230	19,082	241,129	(260,211	)(b)	15,230
Service share fees	51,590	—	—	—	(b)	51,590
Other	237,962	66,145	564,930	(421,056	)(b)	447,981

Total expenses	27,085,831	2,042,780	23,260,015	(4,169,994)		48,218,633
Less — expense reductions	(806,389)	(321,852)	(583,200)	689,323	(c)	(1,022,118)

Net Expenses	26,279,442	1,720,928	22,676,815	(3,480,671)		47,196,515

Net Investment Income (loss)	(8,053,405)	(629,730)	(5,790,006)	3,480,671		(10,992,471)

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	120,202,002	17,790,263	102,992,801	324,014		241,309,080
Net change in unrealized gain (loss) on:
Investments	(58,053,651)	(5,152,696)	(52,505,881)	—		(115,712,228)

Net realized and unrealized gain on investment and futures transactions	62,148,351	12,637,567	50,486,920	324,014		125,596,852

Net Increase in Net Assets Resulting from Operations	$54,094,946	$12,007,837	$44,696,914	$3,804,685		$114,604,381

(a)	Adjustment to reduce management fee based on Capital Growth Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Capital Growth Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Capital Growth Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Act as an open-end management investment company. EGF currently has 2 active Funds, including the Growth Fund (the “Enterprise Group Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
AXA Enterprise Funds Trust (the “Enterprise Trust”) is registered under the Act as an open-ended management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Large Cap Growth Fund Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Enterprise Group Portfolio and Class A of the Portfolio will be combined with Class A of the Fund, Class B of the Enterprise Group Portfolio and Class B of the Portfolio will be combined with Class B of the Fund, Class C of the Enterprise Group Portfolio and Class C of the Portfolio will be combined with Class C of the Fund and Class Y of the Enterprise Group Portfolio and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Enterprise Group Portfolio and the Portfolio (“the Portfolios”) into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolios will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolios. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolios. The Portfolios will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional
Shares Issued	35,836,338	13,480,335	7,592,148	2,208,462
Net Assets 08/31/2006	$739,058,057	$256,468,508	$144,194,956	$46,904,307
Pro Forma Net Asset Value 08/31/2006	$20.62	$19.03	$18.99	$21.24

4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

	The Enterprise Group
Capital Loss Carryforward*	Portfolio and the Portfolio	Capital Growth Fund
Expiring 2007	$7,070	$—
Expiring 2008	73,521	—
Expiring 2009	34,197	—
Expiring 2010	30,354	—
Expiring 2011	60,741	222,589
Total	$205,883	$222,589

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.

2

E. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
H. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     GSAM currently receives a Management Fee on a contractual basis at the following rates:

Average Daily Net Assets	Annual Rate

First $1 Billion	1.00%
Next $1 Billion	0.90%
Over $2 Billion	0.80%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

3

     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $180,700, $1000, and $100 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $0, $734,000, $3,000, and $69,000 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction and Transfer Agent Fee, respectively. The Enterprise Group Portfolio’s expense reductions were approximately, $408,000, $175,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $173,000, $149,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
     At August 31, 2006, amounts owed to affiliates by the Fund were approximately $1,404,000, $411,000, and $243,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Portfolios were approximately $0.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $18,394 in fees as securities lending agent. A portion of this amount, $4,166, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $78,901,761 collateralized by cash in the amount of $80,977,750. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Statement of Investments for the Goldman Sachs Government Income Fund and the AXA Enterprise Government Securities Fund
October 31, 2006 (Unaudited)

					Interest
	Principal Amount			Description	Rate	Maturity Date		Value

	AXA Enterprise							AXA Enterprise
GS Government	Government		Combined				GS Government	Government		Combined
Income Fund	Securities Fund	adjustment	Proforma				Income Fund	Securities Fund	adjustment	Proforma

				Mortgage-Backed Obligations - 68.6%
				Adjustable Rate FHLMC (a) - 1.8%
$—	$1,445,474	$—	$1,445,474	FHLMC	4.863	Nov 1 2032	$—	$1,453,587	$—	$1,453,587
8,229,530	—	—	8,229,530	FHLMC	3.496	Sep 1 2033	7,908,438	—	—	7,908,438
5,702,418	—	—	5,702,418	FHLMC	4.583	Aug 1 2035	5,574,518	—	—	5,574,518

							13,482,956	1,453,587		14,936,543

				Adjustable Rate FNMA (a) - 6.4%
—	826,277	—	826,277	FNMA	5.734	Jun 1 2032	—	838,896	—	838,896
—	1,785,890	—	1,785,890	FNMA	4.686	Nov 1 2032	—	1,775,173	—	1,775,173
—	1,995,199	—	1,995,199	FNMA	4.821	Dec 1 2032	—	1,987,323	—	1,987,323
—	7,309,543	—	7,309,543	FNMA	4.186	May 1 2033	—	7,034,532	—	7,034,532
—	7,678,427	—	7,678,427	FNMA	4.105	Oct 1 2033	—	7,473,143	—	7,473,143
—	7,213,651	—	7,213,651	FNMA	4.855	Sep 1 2035	—	7,153,287	—	7,153,287
17,160,167	—	—	17,160,167	FNMA	5.370	Nov 25 2028	17,171,291	—	—	17,171,291
242,634	—	—	242,634	FNMA	4.486	Mar 1 2033	243,873	—	—	243,873
4,283,408	—	—	4,283,408	FNMA	3.851	Oct 1 2033	4,249,605	—	—	4,249,605
6,476,914	—	—	6,476,914	FNMA	4.330	Jan 1 2035	6,308,326	—	—	6,308,326

							27,973,095	26,262,354	—	54,235,449

				Adjustable Rate GNMA (a) - 1.8%
—	752,533	—	752,533	GNMA	5.000	Mar 20 2032	—	752,687	—	752,687
251,798	—	—	251,798	GNMA	5.375	Jun 20 2023	253,107	—	—	253,107
121,495	—	—	121,495	GNMA	4.750	Jul 20 2023	122,392	—	—	122,392
125,254	—	—	125,254	GNMA	4.750	Aug 20 2023	126,182	—	—	126,182
317,859	—	—	317,859	GNMA	4.750	Sep 20 2023	320,213	—	—	320,213
93,097	—	—	93,097	GNMA	5.375	Mar 20 2024	93,648	—	—	93,648
860,732	—	—	860,732	GNMA	5.375	Apr 20 2024	864,721	—	—	864,721
112,847	—	—	112,847	GNMA	5.375	May 20 2024	113,426	—	—	113,426
855,164	—	—	855,164	GNMA	5.375	Jun 20 2024	860,650	—	—	860,650
459,159	—	—	459,159	GNMA	4.750	Jul 20 2024	463,471	—	—	463,471
657,685	—	—	657,685	GNMA	4.750	Aug 20 2024	664,293	—	—	664,293
219,949	—	—	219,949	GNMA	4.750	Sep 20 2024	222,025	—	—	222,025
240,159	—	—	240,159	GNMA	5.125	Nov 20 2024	242,364	—	—	242,364
210,139	—	—	210,139	GNMA	5.125	Dec 20 2024	211,998	—	—	211,998
175,871	—	—	175,871	GNMA	5.375	Jan 20 2025	177,328	—	—	177,328
92,347	—	—	92,347	GNMA	5.375	Feb 20 2025	93,117	—	—	93,117
307,073	—	—	307,073	GNMA	5.375	May 20 2025	309,404	—	—	309,404
197,888	—	—	197,888	GNMA	4.750	Jul 20 2025	200,051	—	—	200,051
136,715	—	—	136,715	GNMA	5.375	Feb 20 2026	137,604	—	—	137,604
5,755	—	—	5,755	GNMA	4.750	Jul 20 2026	5,810	—	—	5,810
360,737	—	—	360,737	GNMA	5.375	Jan 20 2027	363,818	—	—	363,818
126,373	—	—	126,373	GNMA	5.375	Feb 20 2027	127,222	—	—	127,222
1,039,761	—	—	1,039,761	GNMA	5.375	Apr 20 2027	1,046,180	—	—	1,046,180
114,205	—	—	114,205	GNMA	5.375	May 20 2027	114,806	—	—	114,806
131,934	—	—	131,934	GNMA	5.375	Jun 20 2027	132,618	—	—	132,618
35,583	—	—	35,583	GNMA	5.125	Nov 20 2027	35,839	—	—	35,839
153,783	—	—	153,783	GNMA	5.125	Dec 20 2027	154,883	—	—	154,883
309,731	—	—	309,731	GNMA	5.375	Jan 20 2028	311,976	—	—	311,976
116,123	—	—	116,123	GNMA	5.250	Feb 20 2028	116,400	—	—	116,400
116,048	—	—	116,048	GNMA	5.375	Mar 20 2028	116,850	—	—	116,850
853,776	—	—	853,776	GNMA	4.500	Jul 20 2029	855,645	—	—	855,645
318,126	—	—	318,126	GNMA	4.500	Aug 20 2029	318,824	—	—	318,824
137,355	—	—	137,355	GNMA	4.500	Sep 20 2029	137,710	—	—	137,710
373,869	—	—	373,869	GNMA	5.125	Oct 20 2029	377,169	—	—	377,169
467,053	—	—	467,053	GNMA	5.125	Nov 20 2029	471,355	—	—	471,355
128,195	—	—	128,195	GNMA	5.125	Dec 20 2029	129,337	—	—	129,337
178,577	—	—	178,577	GNMA	5.250	Jan 20 2030	179,241	—	—	179,241
89,016	—	—	89,016	GNMA	5.250	Feb 20 2030	89,346	—	—	89,346
317,139	—	—	317,139	GNMA	5.250	Mar 20 2030	318,299	—	—	318,299
578,142	—	—	578,142	GNMA	5.375	Apr 20 2030	582,543	—	—	582,543
1,473,227	—	—	1,473,227	GNMA	5.375	May 20 2030	1,485,152	—	—	1,485,152
131,968	—	—	131,968	GNMA	5.375	Jun 20 2030	132,803	—	—	132,803
1,102,617	—	—	1,102,617	GNMA	4.500	Jul 20 2030	1,108,990	—	—	1,108,990
149,600	—	—	149,600	GNMA	4.500	Sep 20 2030	150,478	—	—	150,478
328,440	—	—	328,440	GNMA	4.875	Oct 20 2030	328,896	—	—	328,896

							14,668,184	752,687	—	15,420,871

				Adjustable Rate Non-Agency (a) - 5.5%
116,362	—	—	116,362	Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1	5.979	Aug 25 2033	117,928	—	—	117,928
4,881,808	—	—	4,881,808	Countrywide Alternative Loan Trust Series 2005-59, Class 1A1	5.660	Nov 20 2035	4,897,938	—	—	4,897,938
148,854	—	—	148,854	Countrywide Home Loans Series 2003-37, Class 1A1	5.875	Aug 25 2033	148,610	—	—	148,610
6,500,000	—	—	6,500,000	Countrywide Securities Corp. Series 2006-OA19, Class A1	5.525	Dec 25 2046	6,500,000	—	—	6,500,000
505,224	—	—	505,224	CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2	5.100	Mar 25 2033	502,917	—	—	502,917
1,547,678	—	—	1,547,678	Harbor view Mortgage Loan Trust Series 2005-10, Class 2A1A	5.630	Nov 19 2035	1,552,407	—	—	1,552,407
1,860,976	—	—	1,860,976	Harbor view Mortgage Loan Trust Series 2005-16, Class 2A1A	5.560	Jan 19 2036	1,866,055	—	—	1,866,055
1,299,583	—	—	1,299,583	Impac CMB Trust Series 2004-8, Class 1A	5.680	Oct 25 2034	1,307,083	—	—	1,307,083
457,573	—	—	457,573	Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1	5.700	Nov 25 2034	459,938	—	—	459,938
3,115,908	—	—	3,115,908	MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B	5.780	Nov 25 2029	3,117,854	—	—	3,117,854
1,975,951	—	—	1,975,951	Sequoia Mortgage Trust Series 2004-09, Class A2	5.799	Oct 20 2034	1,981,681	—	—	1,981,681
240,556	—	—	240,556	Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3	4.655	Feb 25 2034	244,594	—	—	244,594
2,189,423	—	—	2,189,423	Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A	4.456	May 25 2034	2,189,461	—	—	2,189,461
1,182,147	—	—	1,182,147	Structured Asset Securities Corp. Series 2003-24A, Class 1A3	5.000	Jul 25 2033	1,185,824	—	—	1,185,824
1,832,474	—	—	1,832,474	Structured Asset Securities Corp. Series 2003-34A, Class 3A3	4.700	Nov 25 2033	1,825,952	—	—	1,825,952
4,454,170	—	—	4,454,170	Washington Mutual Series 2005-AR11, Class A1A	5.640	Aug 25 2045	4,467,390	—	—	4,467,390
4,370,814	—	—	4,370,814	Washington Mutual Series 2006-AR13, Class 1A	5.544	Oct 25 2046	4,369,278	—	—	4,369,278
5,923,106	—	—	5,923,106	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1	4.977	Oct 25 2035	5,929,933	—	—	5,929,933
3,809,179	—	—	3,809,179	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3	5.606	Jul 25 2036	3,800,145	—	—	3,800,145

							46,464,988	—	—	46,464,988

				CMBS - 3.4%
				Interest Only (a) (b) - 0.4%
19,672,041	—	—	19,672,041	Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2 (c)	1.246	Mar 13 2040	781,094	—	—	781,094
12,736,999	—	—	12,736,999	CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP (c)	1.765	May 15 2038	564,906	—	—	564,906
21,988,469	—	—	21,988,469	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2 (c)	0.993	Jan 15 2038	680,616	—	—	680,616
23,010,567	—	—	23,010,567	Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2 (c)	1.481	Feb 11 2036	1,057,055	—	—	1,057,055

							3,083,671	—	—	3,083,671

				Sequential Fixed Rate - 3.0%
561,654	—	—	561,654	CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3	6.550	Jan 17 2035	566,773	—	—	566,773
9,500,000	—	—	9,500,000	First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2	7.202	Oct 15 2032	10,104,993	—	—	10,104,993
8,000,000	—	—	8,000,000	GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2	6.278	Nov 15 2039	8,356,382	—	—	8,356,382

							19,028,148	—	—	19,028,148

				Total CMBS			22,111,819	—	—	22,111,819

				CMOs - 6.7%
				Agency CMO - 0.7%
—	6,091,624	—	6,091,624	Government National Mortgage Association	6.000	Jun 16 2032	—	6,156,146	—	6,156,146

				Interest Only(b) - 0.1%
961,853	—	—	961,853	Countrywide Home Loan Trust Series 2003-42, Class 2X1 (a)	0.368	Oct 25 2033	4,701	—	—	4,701
155,952	—	—	155,952	CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2	5.500	Jun 25 2033	9,912	—	—	9,912
293,502	—	—	293,502	CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X (a)	0.782	Jul 25 2033	1,931	—	—	1,931
331,681	—	—	331,681	CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X (a)	0.605	Aug 25 2033	2,120	—	—	2,120
29,444	—	—	29,444	FNMA Series 151, Class 2	9.500	Jul 25 2022	7,876	—	—	7,876
3,805,708	—	—	3,805,708	FNMA Series 2004-47, Class EI (a) (d)	0.000	Jun 25 2034	153,774	—	—	153,774
1,675,304	—	—	1,675,304	FNMA Series 2004-62, Class DI (a) (d)	0.000	Jul 25 2033	68,578	—	—	68,578
2,828,514	—	—	2,828,514	FNMA Series 2004-71, Class DI (a) (d)	0.000	Apr 25 2034	73,841	—	—	73,841
105,047	—	—	105,047	Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX (a)	0.679	Aug 25 2033	890	—	—	890
37,305	—	—	37,305	Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX (a)	1.158	Jul 25 2033	660	—	—	660
The accompanying notes are an integral part of these pro forma financial statements.

					Interest
	Principal Amount			Description	Rate	Maturity Date		Value

	AXA Enterprise							AXA Enterprise
GS Government	Government		Combined				GS Government	Government		Combined
Income Fund	Securities Fund	adjustment	Proforma				Income Fund	Securities Fund	adjustment	Proforma

$2,406,096	$—	$—	$2,406,096	Washington Mutual Series 2003-AR04, Class X1 (a)	1.181	Jan 25 2008	$26,923	$—	$—	$26,923
1,361,986	—	—	1,361,986	Washington Mutual Series 2003-AR07, Class X (a)	0.940	Jun 25 2008	14,424	—	—	14,424
5,991,240	—	—	5,991,240	Washington Mutual Series 2003-AR12, Class X (a)	0.488	Feb 25 2034	41,955	—	—	41,955

							407,585	—	—	407,585

				Inverse Floaters - 0.1%
284,527	—	—	284,527	FHLMC Series 1760, Class ZB	4.110	May 15 2024	276,506	—	—	276,506
98,564	—	—	98,564	GNMA Series 2001-48, Class SA	9.198	Oct 16 2031	111,828	—	—	111,828
78,557	—	—	78,557	GNMA Series 2001-51, Class SA	9.447	Oct 16 2031	90,571	—	—	90,571
98,581	—	—	98,581	GNMA Series 2001-51, Class SB	9.198	Oct 16 2031	111,124	—	—	111,124
84,624	—	—	84,624	GNMA Series 2001-59, Class SA	9.035	Nov 16 2024	96,033	—	—	96,033
336,391	—	—	336,391	GNMA Series 2002-13, Class SB	12.740	Feb 16 2032	420,300	—	—	420,300

							1,106,362	—	—	1,106,362

				PAC - 0.2%
2,000,000	—	—	2,000,000	FHLMC Series 2590, Class NV	5.000	Mar 15 2018	1,973,820	—	—	1,973,820

				Principal Only - 0.9%
4,778,298	—	—	4,778,298	FHLMC Series 235, Class PO	0.000	Feb 1 2036	3,544,864	—	—	3,544,864
24,871	—	—	24,871	FNMA REMIC Trust Series G-35, Class N	0.000	Oct 25 2021	20,136	—	—	20,136
5,144,881	—	—	5,144,881	FNMA Series 363, Class 1	0.000	Nov 1 2035	3,854,501	—	—	3,854,501

							7,419,501	—	—	7,419,501

				Sequential Fixed Rate - 4.7%
10,000,000	—	—	10,000,000	Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4	5.182	Sep 10 2047	9,967,196	—	—	9,967,196
5,512,564	—	—	5,512,564	FHLMC Series 2329, Class ZA	6.500	Jun 15 2031	5,684,368	—	—	5,684,368
10,000,000	—	—	10,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (a)	5.226	Jul 15 2044	10,007,509	—	—	10,007,509
34,802	—	—	34,802	FNMA REMIC Trust Series 1993-78, Class H	6.500	Jun 25 2008	34,905	—	—	34,905
3,241,601	—	—	3,241,601	FNMA REMIC Trust Series 1994-42, Class ZQ	7.000	Apr 25 2024	3,359,960	—	—	3,359,960
801,083	—	—	801,083	FNMA Series 2001-53, Class GH	8.000	Sep 25 2016	845,327	—	—	845,327

							29,899,265	—	—	29,899,265

				Total CMOs			40,806,533	—	—	40,806,533

				FHLMC - 15.4%
—	61,064	—	61,064	FHLMC	7.000	Sep 1 2017	—	63,459	—	63,459
—	44,237	—	44,237	FHLMC	7.000	Oct 1 2017	—	45,971	—	45,971
—	58,489	—	58,489	FHLMC	10.000	Oct 1 2018	—	63,992	—	63,992
—	110,502	—	110,502	FHLMC	10.000	Jul 1 2020	—	121,039	—	121,039
—	100,962	—	100,962	FHLMC	10.000	Oct 1 2020	—	111,250	—	111,250
—	435,970	—	435,970	FHLMC	6.500	Jul 1 2021	—	448,711	—	448,711
—	222,629	—	222,629	FHLMC	9.000	Oct 1 2022	—	240,539	—	240,539
—	2,994,394	—	2,994,394	FHLMC	6.000	Oct 1 2034	—	3,018,760	—	3,018,760
—	4,789,115	—	4,789,115	FHLMC	4.500	Oct 1 2035	—	4,495,095	—	4,495,095
—	5,597,577	—	5,597,577	FHLMC	5.500	Nov 1 2035	—	5,539,373	—	5,539,373
—	28,945,938	—	28,945,938	FHLMC	5.500	Mar 1 2036	—	28,644,957	—	28,644,957
—	4,974,393	—	4,974,393	FHLMC	5.500	May 1 2036	—	4,920,326	—	4,920,326
1,967,808	—	—	1,967,808	FHLMC	5.500	Dec 1 2008	1,963,960	—	—	1,963,960
156,164	—	—	156,164	FHLMC	7.000	Jun 1 2009	157,929	—	—	157,929
1,335,342	—	—	1,335,342	FHLMC	6.500	Dec 1 2013	1,362,409	—	—	1,362,409
35,195	—	—	35,195	FHLMC	6.500	Feb 1 2014	35,908	—	—	35,908
5,032,578	—	—	5,032,578	FHLMC	7.500	Nov 1 2014	5,247,888	—	—	5,247,888
22,294	—	—	22,294	FHLMC	7.000	Feb 1 2015	22,881	—	—	22,881
2,362,233	—	—	2,362,233	FHLMC	5.500	Jul 1 2015	2,372,355	—	—	2,372,355
232,488	—	—	232,488	FHLMC	8.000	Jul 1 2015	244,985	—	—	244,985
35,246	—	—	35,246	FHLMC	7.000	Jan 1 2016	36,153	—	—	36,153
88,269	—	—	88,269	FHLMC	7.000	Feb 1 2016	90,540	—	—	90,540
672,913	—	—	672,913	FHLMC	4.500	May 1 2018	651,540	—	—	651,540
574,287	—	—	574,287	FHLMC	5.500	May 1 2018	575,892	—	—	575,892
158,999	—	—	158,999	FHLMC	4.500	Jun 1 2018	153,960	—	—	153,960
3,099,820	—	—	3,099,820	FHLMC	5.500	Jun 1 2018	3,108,487	—	—	3,108,487
647,166	—	—	647,166	FHLMC	4.500	Sep 1 2018	626,655	—	—	626,655
470,504	—	—	470,504	FHLMC	4.500	Oct 1 2018	455,582	—	—	455,582
484,979	—	—	484,979	FHLMC	4.500	Nov 1 2018	469,593	—	—	469,593
12,187,542	—	—	12,187,542	FHLMC	4.500	Dec 1 2018	11,801,285	—	—	11,801,285
2,475,156	—	—	2,475,156	FHLMC	5.000	Dec 1 2018	2,442,130	—	—	2,442,130
176,528	—	—	176,528	FHLMC	4.500	Jan 1 2019	170,933	—	—	170,933
350,732	—	—	350,732	FHLMC	4.500	Mar 1 2019	339,580	—	—	339,580
14,342,903	—	—	14,342,903	FHLMC	4.000	Jun 1 2019	13,582,048	—	—	13,582,048
8,796,067	—	—	8,796,067	FHLMC	4.500	Jun 1 2019	8,517,296	—	—	8,517,296
707,572	—	—	707,572	FHLMC	5.000	Jun 1 2019	697,355	—	—	697,355
7,097,215	—	—	7,097,215	FHLMC	5.000	Nov 1 2019	7,002,511	—	—	7,002,511
974,329	—	—	974,329	FHLMC	4.500	Feb 1 2020	943,450	—	—	943,450
30,769	—	—	30,769	FHLMC	6.500	Aug 1 2022	31,437	—	—	31,437
1,836,691	—	—	1,836,691	FHLMC	4.500	Oct 1 2023	1,754,526	—	—	1,754,526
7,134,567	—	—	7,134,567	FHLMC	5.500	Nov 1 2023	7,125,840	—	—	7,125,840
22,961	—	—	22,961	FHLMC	7.500	Mar 1 2027	23,762	—	—	23,762
1,188,731	—	—	1,188,731	FHLMC	6.500	Jul 1 2028	1,211,671	—	—	1,211,671
6,405,077	—	—	6,405,077	FHLMC	6.500	Dec 1 2029	6,573,738	—	—	6,573,738
19,358	—	—	19,358	FHLMC	8.000	Jul 1 2030	20,247	—	—	20,247
58,551	—	—	58,551	FHLMC	7.500	Dec 1 2030	60,591	—	—	60,591
6,163	—	—	6,163	FHLMC	7.500	Jan 1 2031	6,377	—	—	6,377
491,003	—	—	491,003	FHLMC	7.000	Apr 1 2031	508,536	—	—	508,536
295,530	—	—	295,530	FHLMC	6.500	Jul 1 2031	303,312	—	—	303,312
1,985,869	—	—	1,985,869	FHLMC	6.000	May 1 2033	2,003,965	—	—	2,003,965

							82,697,307	47,713,472	—	130,410,779

				FNMA - 20.7%
—	109,573	—	109,573	FNMA	5.500	Jan 1 2009	—	109,473	—	109,473
—	5,826	—	5,826	FNMA	6.500	Feb 1 2009	—	5,842	—	5,842
—	191,297	—	191,297	FNMA	5.500	Jun 1 2009	—	190,932	—	190,932
—	110,947	—	110,947	FNMA	7.000	Mar 1 2014	—	115,147	—	115,147
—	723,924	—	723,924	FNMA	8.000	Nov 1 2016	—	766,514	—	766,514
—	571,404	—	571,404	FNMA	6.500	Aug 1 2019	—	588,744	—	588,744
—	47,715	—	47,715	FNMA	9.500	Aug 1 2020	—	52,221	—	52,221
—	120,752	—	120,752	FNMA	9.500	Oct 1 2020	—	132,156	—	132,156
—	4,052,297	—	4,052,297	FNMA	5.500	Feb 1 2023	—	4,043,645	—	4,043,645
—	5,269,749	—	5,269,749	FNMA	5.500	Aug 1 2023	—	5,258,498	—	5,258,498
—	1,306,276	—	1,306,276	FNMA	6.000	Nov 1 2028	—	1,321,748	—	1,321,748
—	79,152	—	79,152	FNMA	7.000	Nov 1 2030	—	81,784	—	81,784
—	6,087,197	—	6,087,197	FNMA	5.500	Jul 1 2033	—	5,991,094	—	5,991,094
—	5,360,360	—	5,360,360	FNMA	4.500	Sep 1 2033	—	5,046,262	—	5,046,262
—	9,281,283	—	9,281,283	FNMA	5.000	Jun 1 2035	—	8,963,850	—	8,963,850
—	8,033,712	—	8,033,712	FNMA	5.000	Jul 1 2035	—	7,758,948	—	7,758,948
—	925,902	—	925,902	FNMA	5.000	Aug 1 2035	—	894,235	—	894,235
—	4,695,359	—	4,695,359	FNMA	5.500	Oct 1 2036	—	4,640,794	—	4,640,794
5,005,721	—	—	5,005,721	FNMA	6.255	Dec 1 2008	5,065,818	—	—	5,065,818
775,740	—	—	775,740	FNMA	5.500	May 1 2009	762,265	—	—	762,265
593,730	—	—	593,730	FNMA	4.500	Mar 1 2013	581,899	—	—	581,899
266,076	—	—	266,076	FNMA	4.500	May 1 2013	260,668	—	—	260,668
347,085	—	—	347,085	FNMA	4.000	Jun 1 2013	335,812	—	—	335,812
557,518	—	—	557,518	FNMA	4.500	Jun 1 2013	546,071	—	—	546,071
463,946	—	—	463,946	FNMA	4.000	Jul 1 2013	448,762	—	—	448,762
578,823	—	—	578,823	FNMA	4.500	Jul 1 2013	566,814	—	—	566,814
641,395	—	—	641,395	FNMA	4.000	Aug 1 2013	620,426	—	—	620,426
273,230	—	—	273,230	FNMA	4.500	Aug 1 2013	267,505	—	—	267,505
943,590	—	—	943,590	FNMA	4.000	Sep 1 2013	912,525	—	—	912,525
1,140,067	—	—	1,140,067	FNMA	4.500	Sep 1 2013	1,115,970	—	—	1,115,970
1,909,758	—	—	1,909,758	FNMA	4.000	Oct 1 2013	1,846,390	—	—	1,846,390
933,294	—	—	933,294	FNMA	4.000	Apr 1 2014	900,592	—	—	900,592
4,499,828	—	—	4,499,828	FNMA	5.500	Sep 1 2014	4,519,017	—	—	4,519,017
144,503	—	—	144,503	FNMA	7.000	Mar 1 2015	147,584	—	—	147,584
46,026	—	—	46,026	FNMA	8.000	Jan 1 2016	48,294	—	—	48,294
759,971	—	—	759,971	FNMA	5.000	Nov 1 2017	750,369	—	—	750,369
25,299,851	—	—	25,299,851	FNMA	5.000	Dec 1 2017	24,980,229	—	—	24,980,229
4,607,194	—	—	4,607,194	FNMA	5.000	Jan 1 2018	4,548,989	—	—	4,548,989
5,795,184	—	—	5,795,184	FNMA	5.000	Feb 1 2018	5,721,830	—	—	5,721,830
5,099,173	—	—	5,099,173	FNMA	5.000	Mar 1 2018	5,033,502	—	—	5,033,502
684,167	—	—	684,167	FNMA	4.500	Apr 1 2018	663,319	—	—	663,319
1,851,419	—	—	1,851,419	FNMA	5.000	Apr 1 2018	1,827,575	—	—	1,827,575
3,113,190	—	—	3,113,190	FNMA	4.500	May 1 2018	3,018,325	—	—	3,018,325
674,598	—	—	674,598	FNMA	5.000	May 1 2018	665,911	—	—	665,911
The accompanying notes are an integral part of these pro forma financial statements.

					Interest
	Principal Amount			Description	Rate	Maturity Date		Value

	AXA Enterprise							AXA Enterprise
GS Government	Government		Combined				GS Government	Government		Combined
Income Fund	Securities Fund	adjustment	Proforma				Income Fund	Securities Fund	adjustment	Proforma

$5,721,833	$—	$—	$5,721,833	FNMA	4.500	Jun 1 2018	$5,547,480	$—	$—	$5,547,480
3,050,756	—	—	3,050,756	FNMA	5.000	Jun 1 2018	3,011,510	—	—	3,011,510
445,628	—	—	445,628	FNMA	4.500	Jul 1 2018	432,050	—	—	432,050
146,811	—	—	146,811	FNMA	5.000	Jul 1 2018	144,921	—	—	144,921
12,224,762	—	—	12,224,762	FNMA	4.000	Aug 1 2018	11,611,784	—	—	11,611,784
531,560	—	—	531,560	FNMA	4.500	Aug 1 2018	515,362	—	—	515,362
126,679	—	—	126,679	FNMA	5.000	Aug 1 2018	125,048	—	—	125,048
890,326	—	—	890,326	FNMA	4.500	Sep 1 2018	863,196	—	—	863,196
1,762,087	—	—	1,762,087	FNMA	5.000	Sep 1 2018	1,739,946	—	—	1,739,946
9,070,226	—	—	9,070,226	FNMA	5.000	Oct 1 2018	8,956,254	—	—	8,956,254
4,303,468	—	—	4,303,468	FNMA	5.000	Nov 1 2018	4,248,045	—	—	4,248,045
31,503	—	—	31,503	FNMA	4.500	Dec 1 2018	30,543	—	—	30,543
1,794,910	—	—	1,794,910	FNMA	5.500	Dec 1 2018	1,801,736	—	—	1,801,736
3,442,630	—	—	3,442,630	FNMA	5.000	Apr 1 2019	3,398,294	—	—	3,398,294
1,126,876	—	—	1,126,876	FNMA	4.500	Jun 1 2019	1,091,473	—	—	1,091,473
3,709,167	—	—	3,709,167	FNMA	5.000	Jun 1 2019	3,661,399	—	—	3,661,399
6,438,166	—	—	6,438,166	FNMA	4.500	Oct 1 2023	6,118,829	—	—	6,118,829
57,064	—	—	57,064	FNMA	6.500	Oct 1 2028	58,637	—	—	58,637
59,987	—	—	59,987	FNMA	6.500	Nov 1 2028	61,637	—	—	61,637
25,129	—	—	25,129	FNMA	7.500	Jul 1 2029	25,968	—	—	25,968
1,858	—	—	1,858	FNMA	7.500	Aug 1 2029	1,920	—	—	1,920
12,266	—	—	12,266	FNMA	7.500	Oct 1 2029	12,675	—	—	12,675
69	—	—	69	FNMA	7.500	Jan 1 2030	71	—	—	71
3,787	—	—	3,787	FNMA	7.500	Feb 1 2030	3,913	—	—	3,913
777,212	—	—	777,212	FNMA	7.000	Jul 1 2031	799,205	—	—	799,205
14,789	—	—	14,789	FNMA	6.500	Jan 1 2034	15,155	—	—	15,155
5,000,000	—	—	5,000,000	FNMA (e)	7.000	Dec 1 2099	5,140,625	—	—	5,140,625
4,000,000	—	—	4,000,000	FNMA (e)	7.500	Dec 1 2099	4,146,248	—	—	4,146,248

							129,720,385	45,961,887	—	175,682,272

				GNMA
—	756	—	756	GNMA - 8.9%	9.000	Aug 15 2016	—	809	—	809
—	386,491	—	386,491	GNMA	7.000	Dec 15 2027	—	400,195	—	400,195
—	65,069	—	65,069	GNMA	6.500	Aug 15 2028	—	67,100	—	67,100
—	698,573	—	698,573	GNMA	6.000	Jan 15 2029	—	709,948	—	709,948
—	151,774	—	151,774	GNMA	7.000	Jun 15 2029	—	157,018	—	157,018
—	346,485	—	346,485	GNMA	7.000	Oct 15 2029	—	358,458	—	358,458
—	7,735,191	—	7,735,191	GNMA	5.500	Dec 15 2032	—	7,712,687	—	7,712,687
—	14,333,754	—	14,333,754	GNMA	5.000	May 15 2033	—	13,998,384	—	13,998,384
—	9,258,994	—	9,258,994	GNMA	5.000	Jun 15 2033	—	9,042,360	—	9,042,360
—	29,363,170	—	29,363,170	GNMA	5.000	Jul 15 2033	—	28,676,154	—	28,676,154
—	3,517,944	—	3,517,944	GNMA	5.000	Sep 15 2033	—	3,435,634	—	3,435,634
—	6,764,141	—	6,764,141	GNMA	5.000	Mar 15 2034	—	6,602,102	—	6,602,102
—	4,569,498	—	4,569,498	GNMA	5.500	Jun 15 2034	—	4,553,413	—	4,553,413

							—	75,714,262	—	75,714,262

				TOTAL MORTGAGE-BACKED OBLIGATIONS
				(Cost $379,763,341, $204,707,007, $0 and $584,470,348, respectively)			377,925,267	204,014,395	—	581,939,662

				Agency Debentures - 13.9%
				FFCB - 5.2%
6,838,000	—	—	6,838,000	FFCB	4.100	Jul 21 2008	6,745,325	—	—	6,745,325
10,000,000	—	—	10,000,000	FFCB	4.200	Feb 23 2009	9,854,180	—	—	9,854,180
11,000,000	—	—	11,000,000	FFCB	4.450	Jun 11 2009	10,892,200	—	—	10,892,200
7,000,000	—	—	7,000,000	FFCB	7.375	Feb 9 2010	7,539,112	—	—	7,539,112
9,000,000	—	—	9,000,000	FFCB	4.750	Nov 6 2012	8,925,318	—	—	8,925,318

							43,956,135	—	—	43,956,135

				FHLB - 3.5%
1,000,000	—	—	1,000,000	FHLB (f)	5.680	Dec 3 2007	1,005,963	—	—	1,005,963
15,560,000	—	—	15,560,000	FHLB	4.100	Jun 13 2008	15,363,197	—	—	15,363,197
3,900,000	—	—	3,900,000	FHLB	3.500	Feb 13 2009	3,781,017	—	—	3,781,017
1,500,000	—	—	1,500,000	FHLB	7.625	May 14 2010	1,631,130	—	—	1,631,130
8,400,000	—	—	8,400,000	FHLB	4.500	Sep 14 2012	8,215,648	—	—	8,215,648

							29,996,955	—	—	29,996,955

				FHLMC - 2.5%
10,390,000	—	—	10,390,000	FHLMC	4.250	Jun 23 2008	10,279,409	—	—	10,279,409
11,000,000	—	—	11,000,000	FHLMC	4.480	Sep 19 2008	10,906,265	—	—	10,906,265

							21,185,674	—	—	21,185,674

				FNMA - 0.8%
5,000,000	—	—	5,000,000	FNMA	6.625	Sep 15 209	5,233,724	—	—	5,233,724
1,200,000	—	—	1,200,000	FNMA	6.000	May 15 2011	1,254,101	—	—	1,254,101

							6,487,825	—	—	6,487,825

				New Valley Generation II - 0.4%
3,416,362	—	—	3,416,362	New Valley Generation II	5.572	May 1 2020	3,444,368	—	—	3,444,368

				Small Business Administration - 0.3%
574,939	—	—	574,939	Small Business Administration	6.700	Dec 1 2016	592,681	—	—	592,681
433,271	—	—	433,271	Small Business Administration	7.150	Mar 1 2017	450,725	—	—	450,725
329,548	—	—	329,548	Small Business Administration	7.500	Apr 1 2017	345,040	—	—	345,040
195,788	—	—	195,788	Small Business Administration	7.300	May 1 2017	203,984	—	—	203,984
140,645	—	—	140,645	Small Business Administration	6.800	Aug 1 2017	145,564	—	—	145,564
358,500	—	—	358,500	Small Business Administration	6.300	May 1 2018	368,207	—	—	368,207
356,024	—	—	356,024	Small Business Administration	6.300	Jun 1 2018	365,773	—	—	365,773

							2,471,974	—	—	2,471,974

				Tennessee Valley Authority - 1.2%
6,000,000	—	—	6,000,000	Tennessee Valley Authority (f)	4.875	Dec 15 2016	5,993,947	—	—	5,993,947
4,000,000	—	—	4,000,000	Tennessee Valley Authority	5.375	Apr 1 2056	4,123,760	—	—	4,123,760

							10,117,707	—	—	10,117,707

				TOTAL AGENCY DEBENTURES
				(Cost $119,153,443, $0, $0 and $119,153,443, respectively)			117,660,638	—	—	117,660,638

				Asset-Backed Securities - 1.6%
				Home Equity (a) - 1.6%
1,442,444	—	—	1,442,444	Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B	5.470	May 25 2035	1,442,669	—	—	1,442,669
1,439,086	—	—	1,439,086	Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2	5.680	Oct 25 2034	1,439,148	—	—	1,439,148
1,508,844	—	—	1,508,844	Countrywide Home Equity Loan Trust Series 2004-I, Class A	5.610	Feb 15 2034	1,513,323	—	—	1,513,323
1,631,291	—	—	1,631,291	Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A	5.620	Dec 15 2033	1,635,695	—	—	1,635,695
1,759,147	—	—	1,759,147	Countrywide Home Equity Loan Trust Series 2005-B, Class 2A	5.500	May 15 2035	1,760,796	—	—	1,760,796
4,563,430	—	—	4,563,430	Master Asset Backed Securities Trust Series 2005-WMC1, Class A4	5.510	Mar 25 2035	4,565,269	—	—	4,565,269
1,019,791	—	—	1,019,791	Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2	5.660	Dec 25 2034	1,020,907	—	—	1,020,907
304,878	—	—	304,878	Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2	5.670	Aug 25 2034	305,216	—	—	305,216

							13,683,023	—	—	13,683,023

				Manufactured Housing - 0.0%
292,402	—	—	292,402	Mid-State Trust Series 4, Class A	8.330	Apr 1 2030	301,735	—	—	301,735

				TOTAL ASSET-BACKED SECURITIES
				(Cost $13,973,576, $0, $0 and $13,973,576, respectively)			13,984,758	—	—	13,984,758

				U.S. Treasury Obligations - 2.1%
				United States Treasury Inflation Protected Securities
1,887,187	—	—	1,887,187	United States Treasury Inflation Protected Securities	1.875	Jul 15 2013	1,827,475	—	—	1,827,475
3,089,632	—	—	3,089,632	United States Treasury Inflation Protected Securities	2.000	Jan 15 2014	3,011,304	—	—	3,011,304
2,812,290	—	—	2,812,290	United States Treasury Inflation Protected Securities	2.000	Jul 15 2014	2,739,345	—	—	2,739,345
5,031,408	—	—	5,031,408	United States Treasury Inflation Protected Securities	1.875	Jul 15 2015	4,845,497	—	—	4,845,497
308,178	—	—	308,178	United States Treasury Inflation Protected Securities	2.000	Jan 15 2016	299,390	—	—	299,390
4,644,068	—	—	4,644,068	United States Treasury Inflation Protected Securities	2.500	Jul 15 2016	4,710,826	—	—	4,710,826

				TOTAL U.S. TREASURY OBLIGATIONS
				(Cost $17,533,818, $0, $0 and $17,533,818, respectively)			17,433,837	—	—	17,433,837

				Insured Revenue Bonds - 0.9%
2,000,000	—	—	2,000,000	New Jersey Economic Development Authority Series A (MBIA)	7.425	Feb 15 2029	2,490,080	—	—	2,490,080
5,500,000	—	—	5,500,000	Sales Tax Asset Receivable Taxable Series B (FSA)	3.600	Oct 15 2008	5,349,575	—	—	5,349,575

				TOTAL INSURED REVENUE BONDS
				(Cost $7,500,000, $0, $0 and $7,500,000, respectively)			7,839,655	—	—	7,839,655

				Short Term Securities - 0.6%
—	5,076,605	—	5,076,605	Time Deposits (cost $0, $5,076,605, $0 and $5,076,605, respectively	4.800	Nov 1 2006	—	5,076,605	—	5,076,605

The accompanying notes are an integral part of these pro forma financial statements.

						Interest	Maturity
Principal Amount				Description		Rate	Date	Value

	AXA Enterprise								AXA Enterprise
GS Government	Government		Combined					GS Government	Government		Combined
Income Fund	Securities Fund	adjustment	Proforma					Income Fund	Securities Fund	adjustment	Proforma

				TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$534,844,155	$209,091,000	$—	$743,935,155

Principal Amount				Interest Rate	Maturity Date			Value

				Repurchase Agreement (g)		13.2%

				Joint Repurchase Agreement Account II 5.32% 00/1/2006
$112,200,000	$—	$—	$112,200,000	Maturity Value $112,216,581				112,200,000	—	—	112,200,000

				Total Repurchase Agreements (g)				112,200,000		$—	112,200,000

				Total Investments (cost $650,124,178, $209,783,612, $0 and $859,907,790, respectively)		101.0%		647,044,155	209,091,000	—	856,135,155

				Liabilities in excess of net assets / other assets in excess of net assets		-1.0%		(8,393,301)	100,685	—	(8,292,616)

				Net assets		100.0%		$638,650,854	$209,191,685	$—	847,842,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.
(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to amortization of related premiums or accretion of discounts.
(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the investment advisor. At October 31, 2006, these securities amounted to $3,083,671 or approximately .364% of Net Assets.
(d) Security issued with a zero coupon. Income recognized through accretion of discount.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools assigned. Total market value of a TBA securities amounts to $9,286,873 which represents approximately 1.1% of net assets as of October 31, 2006.
(f) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(g) Joint repurchase agreement was entered into on October 31, 2006.

Investment Abbreviations:
CMBS — Commercial Mortgage Backed Securities
CMO — Collateralized Mortgage Obligations
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
FSA — Insured by Financial Security Assurance Co.
GNMA — Government National Mortgage Association
MBIA — Insured by Municipal Bond Investors Assurance
PAC Planned Amortization Class
REMIC — Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2006, the following futures contacts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	78	December 2006	$18,453,825	$(220,677)
U.S. Treasury Bonds	731	December 2006	82,351,719	1,544,619
2 Year U.S. Treasury Notes	(88)	December 2006	(17,987,750)	30,092
5 Year U.S. Treasury Notes	(555)	December 2006	(58,587,188)	(118,046)
10 Year U.S. Treasury Notes	(724)	December 2006	(78,350,375)	(752,735)

			$(54,119,769)	$483,253

INTEREST RATE SWAP CONTRACTS — At October 31, 2006, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional Amount		Payments received	Payments made	Upfront Payments	Unrealized
Swap Counterparty	(000s)	Termination Date	by the Fund	by the Fund	made by the Fund	Gain(Loss)

Bank of America Securities LLC	$20,000	12/27/2006	3.427%	3 month LIBOR	$—	$68,376
Bank of America Securities LLC	30,000	04/07/2008	4.339%	3 month LIBOR	—	(370,458)
Bank of America Securities LLC	35,000	09/02/2010	4.309%	3 month LIBOR	—	(929,881)
Bank of America Securities LLC	25,000	10/06/2010	4.702%	3 month LIBOR	—	(296,180)
Deutsche Bank Securities (a)	20,000	12/20/2011	5.600%	3 month LIBOR	393,569	103,529
Bank of America Securities LLC (a)	31,000	12/20/2011	5.600%	3 month LIBOR	572,997	199,263
J.P. Morgan Securities (a)	28,000	12/20/2013	5.650%	3 month LIBOR	527,100	408,688
Deutsche Bank Securities (a)	54,600	12/20/2013	5.650%	3 month LIBOR	1,271,549	553,772
Bank of America Securities LLC	30,000	12/09/2014	4.641%	3 month LIBOR	—	(600,069)
Bank of America Securities LLC	9,000	05/25/2015	4.532%	3 month LIBOR	—	(272,423)
J.P. Morgan Securities	30,000	03/07/2016	3 month LIBOR	5.183%	—	(121,653)
J.P. Morgan Securities (a)	22,000	12/20/2016	5.700%	3 month LIBOR	571,560	390,850
Bank of America Securities LLC	43,000	11/02/2019	3 month LIBOR	4.865%	—	845,011
Bank of America Securities LLC	20,000	11/12/2019	3 month LIBOR	5.068%	—	(14,427)
Bank of America Securities LLC	13,200	04/09/2035	5.265%	3 month LIBOR	—	9,249

TOTAL					$3,336,775	$(26,353)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occurs in December 2006.
LIBOR — London Interbank Offered Rate
GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2006, the Fund had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government Income	$112,200,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.32%	11/01/06	$500,073,889

Banc of America Securities LLC	2,750,000,000	5.31	11/01/06	2,750,405,625

Barclays Capital PLC	200,000,000	5.31	11/01/06	200,029,500

Barclays Capital PLC	2,000,000,000	5.32	11/01/06	2,000,295,557

Bear Stearns	500,000,000	5.32	11/01/06	500,073,889

Credit Suisse Securities (USA) LLC	750,000,000	5.32	11/01/06	750,110,834

Greenwich Capital Markets	300,000,000	5.32	11/01/06	300,044,334

Merrill Lynch	500,000,000	5.31	11/01/06	500,073,750

Wachovia Bank	250,000,000	5.31	11/01/06	250,036,875

UBS Securities LLC	2,700,200,000	5.32	11/01/06	2,700,399,027

TOTAL	$10,450,200,000			$10,451,543,280

At October 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.75%, due 12/14/06 to 09/22/15; Federal Home Loan Mortgage Association, 2.35% to 9.50%, due 11/17/06 to 09/01/36; Federal National Mortgage Association, 0.00% to 11.00%, due 11/1/06 to 11/01/36; Government National Mortgage Association, 4.50% to 9.00%, due 10/15/09 to 10/15/36 and U.S. Treasury Notes, 4.25% to 4.88% due 03/31/11 to 01/15/14. The aggregate market value of the collateral, including accrued interest, was $10,679,289,697.
The accompanying notes are an integral part of these financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Government Income Fund and the AXA Enterprise Government Securities Fund
October 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Government Income	Government			Pro Forma
	Fund	Securities Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (identified cost $537,624,178, $204,707,007, $0 and $742,631,185, respectively)	$534,844,155	$204,014,395			$738,858,550
Investments in short term securities, at value (cost $0, $5,076,605, $0 and $5,076,605, respectively)	—	5,076,605	—		5,076,605
Repurchase agreement, at value	112,200,000	—	—		112,200,000
Cash	10,894,581 (a)	—	—		10,894,581
Receivables:
Investment securities sold, at value	14,066,740	4,035	—		14,070,775
Swap contracts, at value	5,915,513	—	—		5,915,513
Fund shares sold	844,590	1,013,790	—		1,858,380
Interest, at value	3,348,872	921,485	—		4,270,357
Reimbursement from adviser	51,652	—	—		51,652
Variation margin	25,438	—	—		25,438
Other assets	2,606	46,705	—		49,311

Total assets	682,194,147	211,077,015	—		893,271,162

Liabilities:
Payables:
Investment securities purchased, at value	37,824,350	—	—		37,824,350
Swap contracts, at value	2,605,091	—	—		2,605,091
Fund shares repurchased	2,071,622	784,959	—		2,856,581
Income distribution	326,685	706,075	—		1,032,760
Amounts owed to affiliates	482,326	81,195	—		563,521
Accrued expenses	233,219	313,101	—		546,320

Total liabilities	43,543,293	1,885,330	—		45,428,623

Net Assets:
Paid-in capital	651,009,122	210,652,863	—		861,661,985
Accumulated undistributed net investment income (loss)	2,438,600	495,264	—		2,933,864
Accumulated net realized gain (loss) on investments, futures and swaps transactions	(12,474,096)	(1,263,830)	—		(13,737,926)
Net unrealized gain on investments, futures and swaps	(2,322,772)	(692,612)	—		(3,015,384)

Net Assets	$638,650,854	$209,191,685	$—		$847,842,539

Net Assets:
Class A	$432,761,594	$103,852,245	$—		$536,613,838
Class B	18,712,710	47,643,606	—		66,356,316
Class C	16,931,338	12,975,393	—		29,906,731
Institutional/Class Y	146,783,760	44,720,441	—		191,504,202
Service/Class P	23,461,452	—	—		23,461,452

Shares Outstanding:
Class A	29,555,889	8,373,610	(1,280,916	)(b)	$36,648,583
Class B	1,277,939	3,849,108	(595,404	)(b)	4,531,643
Class C	1,156,993	1,048,139	(161,473	)(b)	2,043,659
Institutional/Class Y	10,035,821	3,611,652	(554,050	)(b)	13,093,423
Service/Class P	1,605,403	—	—		1,605,403

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	43,632,045	16,882,509	(2,591,843	)(b)	57,922,711

Net assets value, offering and redemption price per share:(c)
Class A	$14.64	12.40	$—		$14.64
Class B	14.64	12.38	—		14.64
Class C	14.63	12.38	—		14.63
Institutional/Class Y	14.63	12.38	—		14.63
Service/Class P	14.61	—	—		14.61

(a)	Includes restricted cash of $3,000,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect reduction of shares based on GS Government Income Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares is $15.33, $13.02, $0 and $15.33 for the GS Government Income Fund’s and the AXA Enterprise Government Securities Fund, respectively.
At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Government Income Fund and the AXA Enterprise Government Securities Fund
For year ended October 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Government	Government			Pro Forma
	Income Fund	Securities Fund	Adjustments		Combined Fund
Investment Income:
Interest	$39,267,344	$11,267,499	$—		$50,534,843

Total income	39,267,344	11,267,499	—		50,534,843

Expenses:
Management fees	4,481,364	1,243,617	(98,653	)(a)	5,626,328
Administrative fees	—	122,925	(122,925	)(b)	—
Distribution and service fees	2,036,968	1,170,411	(212,742	)(b)	2,994,638
Transfer agent fees	1,169,147	788,500	(492,086	)(b)	1,465,561
Custody and accounting fees	315,452	9,000	39,832	(b)	364,284
Printing fees	103,089	71,990	(58,353	)(b)	116,726
Registration fees	146,339	100,835	(81,957	)(b)	165,217
Audit fees	50,480	28,000	(22,952	)(b)	55,528
Legal fees	26,865	25,334	(19,961	)(b)	32,238
Trustee fees	16,201	32,561	(32,561	)(b)	16,201
Service share fees	95,515	—	—		95,515
Other	120,746	52,454	(29,810	)(b)	143,390

Total expenses	8,562,166	3,645,627	(1,132,168)		11,075,625
Less — expense reductions	(813,458)	(759,905)	(53,949	)(c)	(1,627,312)

Net Expenses	7,748,708	2,885,722	(1,186,117)		9,448,313

Net Investment Income (loss)	31,518,636	8,381,777	1,186,117		41,086,530

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	(7,881,384)	(896,028)	—		(8,588,797)
Futures transactions	(4,241,535)	—	—		(4,241,535)
Swap contracts	(2,001,989)	—	—		(2,001,989)
Net change in unrealized gain (loss) on:
Investments	6,699,801	826,828	—		6,699,801
Futures	303,462	—	—		303,462
Swap contracts	4,337,671	—	—		4,337,671

Net realized and unrealized gain on investment and futures transactions	(2,783,974)	(69,200)	—		(3,491,387)

Net Increase in Net Assets Resulting from Operations	$28,734,662	$8,312,577	$1,185,396		$36,645,902

(a)	Adjustment to reduce management fee based on GS Government Income Fund rates.

(b)	Adjustments to reflect the anticipated changes as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect decrease in expense reduction based on GS Government Income Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended October 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Income Fund (the “Fund”). The Fund is a diversified portfolio of the Trust. The Fund offers five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund charges a maximum initial sales charge of 4.50%. The contingent deferred sales charge for Class B shares is 5.00% maximum declining to zero after six years for the Fund. The Class C shares of the Fund has a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service shares are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Fund receives such sales loads of which a certain portion may be retained.
AXA Enterprise Funds Trust (the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Government Securities Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended October 31, 2006. Class A of the Portfolio will be combined with Class A of the Fund, Class B of the Portfolio will be combined with Class B of the Fund, Class C of the Portfolio will be combined with Class C of the Fund and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on October 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the October 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional

Shares Issued	7,092,694	3,253,704	886,666	3,057,602
Net Assets 10/31/2006	$103,852,245	$47,643,606	$12,975,393	$44,720,442
Pro Forma Net Asset Value 10/31/2006	$14.64	$14.64	$14.63	$14.63
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and are included in interest income in the accompanying Statement of Operations. Original issue discounts (OID) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are accreted/amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or “pro-rata” basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares/Class P bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Fund separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distribution to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended October 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Portfolio	Government Income

Expiring 2012	$22	$—
Expiring 2013	215	—
Expiring 2014	1,027	11,925

Total	$1,264	$11,925

*	Expiration occurs on October 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.
E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

2

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
F. Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Fund will sell securities in the current month for delivery of securities defined by pool-stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Fund’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund will realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
H. Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund will treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Fund will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
J. Securities purchased on a when-issued or delayed-delivery basis — The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any

3

unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.
K. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
L. Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund must consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Fund may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specific prices, rates or indices for a specified amount of an underlying notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the period payments previously received may be less than the maximum payment it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. An upfront payment made and/or received by the Funds, is recorded as an asset and/or liability on the Statement of Assets and Liabilities and is only recorded as a realized gain or loss when either the contract’s term ends or, with respect to a Credit Default Swap, a credit event occurs. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements.
M. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

4

5. AGREEMENTS
GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     For the period from February 28, 2006 through October 31, 2006, GSAM received a Management fee on a contractual basis at the following rates:

Government
Average Daily Net Assets	Income

Up to $1 billion	0.54%
Next $1 billion	0.49
Over $2 billion	0.47

     Prior to February 28, 2006, the contractual Management fee for the Fund as an annual percentage rate of average daily net assets was 0.54%. For the period after February 28, 2006, GSAM entered into a voluntary fee reduction commitment for the Fund, in order to achieve the rates in the above table.
     GSAM has also voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund for the year ended October 31, 2006. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets of the Fund attributable to Class B or Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended October 31, 2006, Goldman Sachs advised the Fund that it retained approximately $35,800, $200, and $8,900 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service/Class P Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service/Class P Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended October 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $0, $746,000, $21,000, and $46,000 for Management Fee waiver, Other Expense

5

Reimbursement, Custody Fee Reduction, and Transfer Agent Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $760,000, $0, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
     At October 31, 2006, amounts owed to affiliates by the Fund were approximately $291,000, $122,000, and $69,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Portfolio were approximately $115,000, $0, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.

6

Pro Forma Combined Statement of Investments for the Goldman Sachs Enhanced Income Fund and the AXA Enterprise Short Duration Bond Fund October 31, 2006 (Unaudited)

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value

								AXA Enterprise
GS Enhanced	AXA Enterprise Short		Combined				GS Enhanced	Short Duration Bond		Combined
Income Fund	Duration Bond Fund	adjustment	Proforma				Income Fund	Fund	adjustment	Proforma

				Corporate Bonds - 26.2%
				Aerospace and Defense - 0.2%
$—	$375,000	$—	$375,000	Goodrich Corp.	7.500	Apr 15 2008	$—	$384,743	$—	$384,743
—	200,000	—	200,000	Raytheon Co.	6.150	Nov 1 2008	—	203,368	—	203,368

							—	588,111	—	588,111

				Airlines - 0.2%
—	400,000	—	400,000	Southwest Airlines Co.	7.875	Sep 1 2007	—	407,179	—	407,179

				Automobiles - 0.1%
—	200,000	—	200,000	DaimlerChrysler N.A. Holding Corp.	4.050	June 4 2008	—	195,557	—	195,557

				Banks - 4.8%
2,000,000	—	—	2,000,000	Credit Suisse First Boston New York (a)	6.500	May 1 2008	2,036,050	—	—	2,036,050
2,975,000	—	—	2,975,000	Credit Suisse First Boston USA, Inc.	4.125	Jan 15 2010	2,886,895	—	—	2,886,895
1,750,000	—	—	1,750,000	Huntington National Bank	4.650	Jun 30 2009	1,727,973	—	—	1,727,973
1,100,000	—	—	1,100,000	Key bank National Association	7.300	May 1 2011	1,193,588	—	—	1,193,588
1,200,000	—	—	1,200,000	Popular North America, Inc.	5.200	Dec 12 2007	1,195,389	—	—	1,195,389
1,500,000	—	—	1,500,000	Union Planters Corp.	7.750	Mar 1 2011	1,643,383	—	—	1,643,383
2,000,000	—	—	2,000,000	Washington Mutual, Inc.	4.000	Jan 15 2009	1,952,178	—	—	1,952,178

							12,635,456	—	—	12,635,456

				Brokerage - 1.9%
5,000,000	—	—	5,000,000	Morgan Stanley	4.000	Jan 15 2010	4,832,244	—	—	4,832,244

				Capital Markets - 0.0%
—	400,000	(400,000)	—	Goldman Sachs Group, Inc.	3.875	Jan 15 2009	—	389,545	(389,545)	—

				Commercial Banks - 0.4%
—	400,000	—	400,000	Bank One N.A./Illinois (e)	3.700	Jan 15 2008	—	392,221	—	392,221
—	250,000	—	250,000	Wachovia Bank N.A.	5.800	Dec 12 2008	—	253,431	—	253,431
—	500,000	—	500,000	Wells Fargo & Co.	3.120	Aug 15 2008	—	482,360	—	482,360

							—	1,128,012	—	1,128,012

				Consumer Finance - 0.1%
—	370,000	—	370,000	HSBC Finance Corp.	5.875	Feb 1 2009	—	375,984	—	375,984

				Diversified Financial Services - 0.5%
—	375,000	—	375,000	Bank of America Corp.	3.875	Jan 15 2008	—	368,950	—	368,950
—	350,000	—	350,000	Citigroup, Inc.	4.200	Dec 20 2007	—	345,899	—	345,899
—	550,000	—	550,000	General Electric Capital Corp.	4.125	Sep 1 2009	—	536,945	—	536,945

							—	1,251,794	—	1,251,794

				Energy - 0.2%
—	200,000	—	200,000	Anadarko Petroleum Corp.	4.050	May 1 2008	—	193,713	—	193,713
—	200,000	—	200,000	Ocean Energy, Inc.	4.375	Oct 1 2007	—	198,088	—	198,088
—	200,000	—	200,000	Valero Energy Corp.	3.500	Apr 1 2009	—	192,046	—	192,046

							—	583,847	—	583,847

				Life Insurance - 4.3%
2,125,000	—	—	2,125,000	AXA Financial, Inc.	7.750	Aug 1 2010	2,303,209	—	—	2,303,209
2,500,000	—	—	2,500,000	ING Security Life Institutional Funding (a)	4.250	Jan 15 2010	2,440,945	—	—	2,440,945
2,000,000	—	—	2,000,000	Jackson National Life Insurance Co. (a)	5.250	Mar 15 2007	2,002,284	—	—	2,002,284
4,390,000	—	—	4,390,000	Monumental Global Funding (a)	5.200	Jan 30 2007	4,387,252	—	—	4,387,252

							11,133,690	—	—	11,133,690

				Health Care - 0.1%
—	20,000	—	20,000	WellPoint, Inc.	3.750	Dec 14 2007	—	196,484	—	196,484

				Industrial Conglomerates - 0.1%
—	200,000	—	200,000	Tyco International Group S.A.	6.125	Jan 15 2009	—	203,445	—	203,445

				Insurance - 0.3%
—	420,000	—	420,000	American International Group, Inc.	2.875	May 15 2008	—	405,854	—	405,854
—	350,000	—	350,000	Protective Life Secured Trusts	3.700	Nov 24 2008	—	340,278	—	340,278

							—	746,132	—	746,132

				Noncaptive-Consumer - 3.9%
1,500,000	—	—	1,500,000	American General Finance Corp.	4.875	May 15 2010	1,479,800	—	—	1,479,800
7,000,000	—	—	7,000,000	HSBC Finance Corp.	4.125	Nov 16 2009	6,800,429	—	—	6,800,429
2,000,000	—	—	2,000,000	John Deere Capital Corp.	5.400	Apr 7 2010	2,013,614	—	—	2,013,614

							10,293,843	—	—	10,293,843

				Property/Casualty Insurance - 2.5%
6,487,000	—	—	6,487,000	ACE Ltd.	6.000	Apr 1 2007	6,498,229	—	—	6,498,229

				Telecommunications - 0.1%
—	370,000	—	370,000	Deutsche Telekom International Finance B.V.	3.875	Jul 22 2008	—	361,912	—	361,912

				Transportation - 0.1%
—	200,000	—	200,000	CSX Corp.	6.250	Oct 15 2008	—	203,620	—	203,620

				Utilities - 0.2%
—	350,000	—	350,000	Duke Energy Corp. (e)	4.200	Oct 1 2008	—	343,094	—	343,094
—	200,000	—	200,000	Ohio Edison Co.	4.000	May 10 2008	—	196,179	—	196,179

							—	539,273	—	539,273

				Real Estate Investment Trusts (REIT’s) - 0.1%
—	325,000	—	325,000	Simon Property Group LP (REIT)	6.375	Nov 15 2007	—	327,765	—	327,765

				Wireless Telecommunications - 6.1%
9,250,000	—	—	9,250,000	Verizon Wireless Capital LLC	5.375	Dec 15 2006	9,248,020	—	—	9,248,020
375,000	—	—	375,000	Ameritech Capital Funding	6.250	May 18 2009	380,639	—	—	380,639
1,500,000	—	—	1,500,000	Deutsche Telekom International Finance BV	8.000	Jun 15 2010	1,637,342	—	—	1,637,342
2,875,000	—	—	2,875,000	GTE California, Inc.	7.650	Mar 15 2007	2,897,721	—	—	2,897,721
1,375,000	—	—	1,375,000	SBC Communications, Inc.	4.125	Sep 15 2009	1,334,221	—	—	1,334,221
—	315,000	—	315,000	Vodafone Group	3.950	Jan 30 2008	—	310,093	—	310,093
							15,497,943	310,093	—	15,808,036

				Total Corporate Bonds (Cost $61,348,758, $7,836,990, $(387,392) and $68,798,356, respectively)			60,891,405	7,808,753	(389,545)	68,310,613

The accompanying notes are an integral part of these pro forma financial statements.

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value

								AXA Enterprise
GS Enhanced	AXA Enterprise Short		Combined				GS Enhanced	Short Duration Bond		Combined
Income Fund	Duration Bond Fund	adjustment	Proforma				Income Fund	Fund	adjustment	Proforma

				Agency Debentures - 43.0%
$—	$1,150,000	$—	$1,150,000	FHLB	3.375	Feb 15 2008	$—	$1,126,116	$—	$1,126,116
—	757,918	—	757,918	FHLMC	4.776	May 1 2035	—	745,400	—	745,400
—	1,350,000	—	1,350,000	FNMA	4.250	Aug 15 2010	—	1,321,009	—	1,321,009
—	382,500	—	382,500	FNMA (b)	4.499	May 1 2033	—	374,431	—	374,431
—	236,472	—	236,472	FNMA (b)	3.684	Jun 1 2034	—	236,707	—	236,707
—	281,178	—	281,178	FNMA (b)	4.272	Jul 1 2034	—	275,943	—	275,943
—	785,456	—	785,456	FNMA (b)	4.526	Apr 1 2035	—	775,699	—	775,699
—	771,967	—	771,967	FNMA (b)	4.635	May 1 2035	—	762,292	—	762,292
—	812,082	—	812,082	FNMA (b)	4.645	May 1 2035	—	801,804	—	801,804
—	717,050	—	717,050	FNMA (b)	4.903	Jun 1 2035	—	709,385	—	709,385
—	818,939	—	818,939	FNMA (b)	4.847	Des 1 2035	—	811,160	—	811,160
—	709,867	—	709,867	FNMA (b)	5.614	Jun 1 2036	—	710,815	—	710,815
—	884,950	—	884,950	FNMA (b)	5.735	Jun 1 2036	—	893,268	—	893,268
6,600,000	—	—	6,600,000	FHLB	3.500	Jan 18 2007	6,573,435	—	—	6,573,435
5,100,000	—	—	5,100,000	FHLB	3.625	Feb 16 2007	5,074,143	—	—	5,074,143
3,000,000	—	—	3,000,000	FHLB	4.250	Apr 16 2007	2,985,567	—	—	2,985,567
6,730,000	—	—	6,730,000	FHLB	4.500	Aug 24 2007	6,692,218	—	—	6,692,218
7,000,000	—	—	7,000,000	FHLB (b)	4.000	Dec 3 2007	6,855,114	—	—	6,855,114
10,000,000	—	—	10,000,000	FHLB (b)	4.500	Mar 7 2008	9,983,482	—	—	9,983,482
4,000,000	—	—	4,000,000	FHLMC (b)	5.238	Dec 27 2006	3,999,872	—	—	3,999,872
11,628,000	—	—	11,628,000	FHLMC (c)	0.000	Jan 15 2007	11,504,545	—	—	11,504,545
5,000,000	—	—	5,000,000	FHLMC	4.500	Apr 18 2007	4,978,730	—	—	4,978,730
15,000,000	—	—	15,000,000	FHLMC	4.250	Jun 23 2008	14,840,340	—	—	14,840,340
4,000,000	—	—	4,000,000	FNMA (b)	5.257	Dec 22 2006	4,000,000	—	—	4,000,000
5,000,000	—	—	5,000,000	FNMA	2.750	Feb 6 2007	4,965,720	—	—	4,965,720
7,750,000	—	—	7,750,000	FNMA	3.740	Jun 14 2007	7,679,188	—	—	7,679,188
5,000,000	—	—	5,000,000	FNMA	5.500	Jan 15 2008	5,024,455	—	—	5,024,455
7,644,000	7,500,000	—	15,144,000	FNMA (c)	0.000	Apr 1 2007	7,482,842	—	—	7,482,842

				Total Agency Debentures (Cost $102,783,140, $9,614,508, $0 and $112,397,648, respectively)			102,639,651	9,544,029	—	112,183,680

				Agency CMO - 0.9%
—	710,000	—	710,000	Federal Home Loan Mortgage Corp.	5.500	June 15 2026	—	715,189	—	715,189
—	721,148	—	721,148	Federal Home Loan Mortgage Corp.	6.000	Apr 15 2027	—	730,849	—	730,849
—	820,000	—	820,000	Federal National Mortgage Association	5.500	June 25 2030	—	823,813	—	823,813

				Total Agency CMO			—	2,269,851	—	2,269,851

				Non-Agency CMO - 2.1%
—	130,429	—	130,429	Banc of America Mortgage Securities, Series 2003-B2A2	4.413	Mar 25 2033	—	128,722	—	128,722
—	221,003	—	221,003	Banc of America Mortgage Securities, Series 2003-I 1A1	5.714	Oct 25 2033	—	223,644	—	223,644
—	359,591	—	359,591	Banc of America Mortgage Securities, Series 2004-A 1A1	2.433	Feb 25 2034	—	362,868	—	362,868
—	607,967	—	607,967	Banc of America Mortgage Securities, Series 2004-C 2A1	3.712	Apr 25 2034	—	590,722	—	590,722
—	35,426	—	35,426	Banc of America Mortgage Securities, Series 2004-K 2A1	4.404	Dec 25 2034	—	34,897	—	34,897
—	307,744	—	307,744	Commercial Mortgage Acceptance Corps., Series 1999-C1 A2	7.030	Jun 15 2031	—	318,522	—	318,522
—	485,527	—	485,527	Credit Suisse Mortgage Capital Certificates, Series 1999-C3 A1	4.991	Jun 15 2038	—	483,914	—	483,914
—	14,226	—	14,226	FFCA Secured Lending Corp., Series 1998-1 A1B	6.730	Oct 18 2025	—	14,200	—	14,200
—	432,842	—	432,842	GE Capital Commercial Mortgage Corp., Series 2001-2 A2	5.850	Aug 11 2033	—	436,360	—	436,360
—	326,466	—	326,466	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1 A2	6.175	May 15 2033	—	333,894	—	333,894
—	294,076	—	294,076	Greenwich Capital Commercial Funding Corp., Series 2002-C1 A1	3.357	Jan 11 2013	—	288,856	—	288,856
—	292,348	(292,348)	—	GS Mortgage Securities Corp. II, Series 2005-GG4 A1P	5.285	Jul 10 2039	—	293,269	(293,269)	—
—	573,967	—	573,967	Nomura Asset Securities Corp., Series 1998-D6 A1B	6.590	Mar 15 2030	—	582,750	—	582,750
—	425,000	—	425,000	Residential Accredit Loans, Inc., Series 1998-D6 A1B	5.500	Nov 25 2036	—	425,000	—	425,000
—	92,816	—	92,816	Sequoia Mortgage Trust, Series 6A	5.640	Apr 19 2027	—	92,846	—	92,846
—	500,000	—	500,000	Washington Mutual, Inc., Series 2003-AR5 A6	3.695	Jun 25 2033	—	487,807	—	487,807
—	413,214	—	413,214	Washington Mutual, Inc., Series 2003-AR10 A4	4.062	Oct 25 2033	—	409,032	—	409,032
—	343,717	—	343,717	Washington Mutual, Inc., Series 2003-AR10 A4	4.229	Mar 25 2034	—	337,256	—	337,256

				Total Non- Agency CMO			—	5,844,559	(293,269)	5,551,290

				Asset-Backed Securities 10.1% Autos - 7.4%
2,000,000	—	—	2,000,000	AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3	5.560	Sep 6 2011	2,013,125	—	—	2,013,125
—	700,000	—	700,000	AmeriCredit Automobile Receivables Trust Series 2005-DA, Class A3	4.870	Dec 6 2010	—	647,116	—	647,116
3,500,000	—	—	3,500,000	Capital One Auto Finance Trust Series 2006-A, Class A3	5.330	Nov 15 2010	3,508,687	—	—	3,508,687
—	600,000	—	600,000	CarMax Auto Owner Trust, Series 2005-2 A3	4.210	Jan 15 2010	—	593,779	—	593,779
—	625,000	—	625,000	Chase Manhattan Auto Owner Trust, Series 2006-B A4	5.110	Apr 15 2014	—	627,941	—	627,941
—	475,000	—	475,000	Daimler Chrysler Auto Trust, Series 2006-C A3	5.020	Jul 8 2010	—	474,823	—	474,823
—	550,000	—	550,000	Ford Credit Auto Owner Trust, Series 2005-C A3	4.300	Aug 15 2009	—	544,532	—	544,532
—	750,000	—	750,000	Harley-Davidson Motorcycle Trust, Series 2006-2 A2	5.350	Mar 15 2013	—	755,703	—	755,703
3,790,153	—	—	3,790,153	Honda Auto Receivables Owner Trust Series 2005-4, Class A2	4.320	Jan 21 2008	3,782,530	—	—	3,782,530
—	500,000	—	500,000	Household Automotive Trust, Series 2001-B A3	4.350	Jun 15 2014	—	495,483	—	495,483
2,500,000	—	—	2,500,000	Long Beach Auto Receivables Trust Series 2006-A, Class A4	5.500	May 15 2013	2,521,875	—	—	2,521,875
—	700,000	—	700,000	Long Beach Auto Receivables Trust Series 2005-A A3	4.080	Jun 15 2010	—	694,972	—	694,972
—	750,000	—	750,000	MBNA Credit Card Master Note Trust, Series 2005-A7 A7	4.300	Feb 15 2011	—	740,868	—	740,868
—	350,000	—	350,000	Nissan Auto Receivables Owner Trust, Series 2006-B A3	5.160	Feb 15 2010	—	349,918	—	349,918
—	618,561	—	618,561	Triad Auto Receivables Owner Trust, Series 2004-A A4	2.500	Sep 13 2010	—	604,921	—	604,921
—	500,000	—	500,000	USA A Auto Owner Trust, Series 2006-1 A3	5.010	Sep 15 2010	—	499,360	—	499,360
—	425,000	—	425,000	World Omni Auto Receivables Trust, Series 2005-A A4	3.820	Nov 12 2011	—	416,228	—	416,228

							11,826,217	7,445,644	—	19,271,861

				Financial - 2.7%
—	375,000	—	375,000	Aegis Asset Backed Securities trust, Series 2006-1 A1 (b)	5.400	Jan 25 2037	—	375,000	—	375,000
—	56,387	—	56,387	Amresco Residential Securities Mortgage Trust, Series 1998-2 M1F	6.745	Jun 25 2028	—	56,144	—	56,144
—	300,000	—	300,000	Atherton Franchisee Loan Funding, Series 1998-A A2 (h)	6.720	May 15 2020	—	122,319	—	122,319
—	750,000	—	750,000	Capital One Master Trust, Series 1998-1 A	6.310	Jun 15 2011	—	762,690	—	762,690
—	250,000	—	250,000	Capital One Multi-Asset Execution Trust, Series 2003-C1	7.870	Mar 15 2011	—	257,969	—	257,969
—	750,000	—	750,000	Centex Home Equity, Series 2004-D MV3	6.320	Sep 25 2034	—	757,299	—	757,299
—	220,000	—	220,000	Citibank Credit Card Issuance Trust, Series 2002-C3 C3	6.530	Dec 12 2009	—	222,079	—	222,079
—	400,000	—	400,000	Citibank Credit Card Issuance Trust, Series 2003-A3 A3	3.100	Mar 10 2010	—	389,336	—	389,336
—	607,967	—	607,967	Citibank Credit Card Issuance Trust, Series 2005-B1 B1	4.400	Sep 15 2010	—	739,588	—	739,588
—	600,000	—	600,000	Citibank Credit Card Issuance Trust, Series 2005-C5 C5	4.950	Oct 25 2010	—	595,987	—	595,987
—	700,000	—	700,000	CNH Equipment Trust, Series 2006-A A3	5.200	Aug 16 2010	—	701,600	—	701,600
—	450,000	—	450,000	Countrywide Asset Backed Certificates, Series 2006-2A1	5.370	Apr 25 2028	—	450,000	—	450,000
—	500,000	—	500,000	Discover Card Master Trust I, Series 2003-2 B	3.850	Aug 15 2010	—	490,861	—	490,861
—	160,268	—	160,268	DVI Receivables Corp., Series 03-1 D1	7.270	Mar 14 2011	—	—	—	—
—	375,000	—	375,000	Fremont Home Loan Trust, Series 2005-E 2A2	5.490	Jan 25 2036	—	375,133	—	375,133
—	367,752	—	367,752	GCO Slims Trust, Series 2006-1A	6.590	Mar 1 2022	—	369,418	—	369,418
—	137,541	—	137,541	Lehman ABS Manufactured Housing Contract, Series 2001-B A3	4.370	May 17 2010	—	131,701	—	131,701
—	300,000	—	300,000	Morgan Stanley ABS Capital I, Series 2004-HE4 M3	6.820	May 25 2034	—	299,997	—	299,997

				Total Financial			—	7,097,121		7,097,121

				Total Asset Backed (Cost $11,789,359, $14,728,888, $0 and $26,518,247, respectively)			11,826,217	14,542,765	—	26,368,982

The accompanying notes are an integral part of these pro forma financial statements.

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value

								AXA Enterprise
GS Enhanced	AXA Enterprise Short		Combined				GS Enhanced	Short Duration Bond		Combined
Income Fund	Duration Bond Fund	adjustment	Proforma				Income Fund	Fund	adjustment	Proforma

				U.S. Treasury Obligations - 8.4%
$11,000,000	$—	$—	$11,000,000	United States Treasury Bonds	4.625	Feb 29 2008	$10,971,642	$—	$—	$10,971,642
5,154,424	—	—	5,154,424	United States Treasury Inflation Indexed Bonds	3.500	Jan 15 2011	5,361,606	—	—	5,361,606
—	490,000	—	490,000	United States Treasury Notes (e)	3.125	Sep 15 2008	—	476,352	—	476,352
—	2,170,000	—	2,170,000	United States Treasury Notes (e)	4.625	Sep 30 2008	—	2,166,524	—	2,166,524
—	450,000	—	450,000	United States Treasury Notes (e)	3.125	Oct 15 2008	—	436,975	—	436,975
—	1,100,000	—	1,100,000	United States Treasury Notes	4.875	Oct 31 2008	—	1,103,695	—	1,103,695
—	575,000	—	575,000	United States Treasury Notes (e)	4.875	May 15 2009	—	578,279	—	578,279
—	895,000	—	895,000	United States Treasury Notes (e)	4.875	Aug 15 2009	—	900,803	—	900,803

				Total U.S. Treasury Obligations			16,333,248	5,662,628	—	21,995,876

				Short Term Investments - 2.2%
—	4,700,000	—	4,700,000	Federal Home Loan Bank (f) (g)	4.980	Nov 1 2006	—	4,699,350	—	4,699,350
—	954,389	—	954,389	JP Morgan Chase Nassau	4.770	Nov 1 2006	—	954,389	—	954,389

				Total Short-Term Securities (Cost $0, $5,654,390, $0 and $5,654,390, respectively)			—	5,653,739	—	5,653,739

				TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL (Cost $192,230,617, $51,602,188, $(682,467) and $243,150,338), respectively			$191,690,521	$51,326,325	$(682,814)	$242,334,031

					Interest	Maturity
Principal Amount					Rate	Date	Value

				Repurchase Agreement (d) - 4.3%

11,200,000	—	—	11,200,000	Joint Repurchase Agreement Account II Maturity Value $11,201,655	5.32%	11/1/2006	11,200,000	—	—	11,200,000

				Total Repurchase Agreements (Cost $11,200,000 $0, $0 and $11,200,000, respectively)			11,200,000	—	—	11,200,000

				Securities Lending Collateral - 1.6%
—	4,178,064.00	—	4,178,064	Joint Repurchase Banc of America Securities LLC Maturity Value $4,178,681 (i)	5.32%	11/1/2006	—	4,178,064	—	4,178,064

				Total Securities Lending Collateral (Cost $0, $4,178,064, $0 and $4,178,064, respectively)			—	4,178,064	—	4,178,064

				TOTAL INVESTMENTS (Cost 203,430,617, $55,780,252, $0 and $259,210,869, respectively) - 98.7%			202,890,521	55,504,388	(682,814)	257,712,095

				Liabilities in excess of net assets / other assets in excess of net assets - 1.0%			8,576,265	(5,945,520)	682,814	3,313,559

				NET ASSETS - 100.0%			$211,466,786	$49,558,869	$—	$261,025,655

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the investment advisor. At October 31, 2006, these securities amounted to $10,866,531 or approximately 4.16% of Net Assets.
(b) Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.
(c) Security issued with a zero coupon. Income recognized through accretion of discount.
(d) Joint repurchase agreement was entered into on October 31, 2006.
(e) All or portion of security is on loan
(f) Discount note Security Effective rate calculated as of October 31, 2006
(g) Yield to maturity
(h) Illiquid Security
(i) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments

Investment Abbreviations:
CMO — Collateralized Mortgage Obligation
FNMA — Federal National Mortgage Association
LIBOR — London Interbank Offered Rate

The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At October 31, 2006, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	(19)	December 2006	$(4,495,163)	$41,183
Eurodollars	100	March 2007	23,695,000	45,910
2 Year U.S. Treasury Notes	(138)	December 2006	(28,208,062)	(53,202)
5 Year U.S. Treasury Notes	(55)	December 2006	(5,805,938)	(34,982)

TOTAL			$(14,814,163)	$(1,091)

INTEREST RATE SWAP CONTRACT — At October 31, 2006, the Fund had an outstanding swap contract with the following terms:

Rates Exchanged
			Payments	Payments
	Notional Amount		received by	made by	Unrealized
Swap Counterparty	(000s)	Termination Date	the Fund	the Fund	Loss

J.P. Morgan Securities, Inc.	$20,000	02/17/2011	3 month LIBOR	5.091%	$(30,468)

LIBOR — London Interbank Offered Rate

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Enhanced Income Fund and the AXA Enterprise Short Duration Fund
October 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Enhanced	Short Duration			Pro Forma
	Income Fund	Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (identified cost $203,430,617, $45,947,798, $0 and $249,378,415, respectively) — (including $0, $5,432,467, $0 and $5,432,467 of securities on loan, respectively)	$202,890,521	$45,672,585	$(682,814)	(b)	$247,880,292
Investments in short term securities, at value (cost $0, $5,654,389, $0 and $5,654,389, respectively)	—	5,653,740	—		5,653,240
Securities Lending collateral, at value (cost $0, $4,178,064, $0 and $4,178,064, respectively)	—	4,178,064	—		4,178,064
Cash	1,154,419 (a)	—	—		1,154,419
Receivables:
Investment securities sold, at value	—	4,282	682,814	(b)	687,096
Fund shares sold	7,509,157	232,230	—		7,741,387
Interest, at value	1,876,806	260,241	—		2,137,047
Other assets	931	43,403	—		44,334

Total assets	213,431,834	56,044,545	—		269,476,379

Liabilities:
Payables:
Investment securities purchased	—	2,030,717	—		2,030,717
Payable upon return of securities loaned	—	4,178,064	—		4,178,064
Fund shares repurchased	1,449,495	39,765	—		1,489,260
Amounts owed to affiliates	86,022	—	—		86,022
Swap Contract, at value	30,468	—	—		30,468
Income distribution	151,456	171,355	—		322,811
Bank overdraft	—	1,800	—		1,800
Variation Margin	39,146	—	—		39,146
Accrued expenses	208,461	63,975	—		272,436

Total liabilities	1,965,048	6,485,676	—		8,450,724

Net Assets:
Paid-in capital	289,367,517	50,361,100	—		339,728,617
Accumulated undistributed net investment income	3,223,079	13,162	—		3,236,241
Accumulated net realized (loss) on investments, futures and swaps transactions	(80,552,155)	(539,530)	346	(b)	(81,091,339)
Net unrealized gain on investments, futures and swaps	(571,655)	(275,863)	(346	)(b)	(847,864)

Net Assets	$211,466,786	$49,558,869	$—		$261,025,655

Net Assets:
Class A	$36,333,460	$16,869,508	$4,496,065	(c)	$57,698,857
Class B	—	6,569,396	—		6,569,396
Class C	—	4,496,112	(4,496,065	)(c)	—
Institutional/Class Y	173,430,029	21,623,784	—		195,053,587
Administration	1,703,297	—	—		1,703,297

Shares Outstanding:
Class A	3,733,929	1,715,689	480,138	(c)	5,929,756
Class B	—	669,519	5,650	(c)	675,169
Class C	—	458,328	(458,328	)(c)
Institutional/Class Y	17,846,274	2,199,038	25,608	(c)	20,070,920
Administration	175,330	—	—		175,330

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	21,755,533	5,042,574	53,068	(c)	26,851,175

Net assets value, offering and redemption price per share:(d)
Class A	$9.73	9.83	$—		$9.73
Class B	—	9.81	—		9.73
Class C	—	9.81	—		—
Institutional/Class Y	9.72	9.83	—		9.72
Administration	9.71	—	—		9.71

(a)	Includes restricted cash of $1,100,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect proceeds on investments that do not meet GS Enhanced Income Fund’s investment criteria and are assumed to be sold at 10/31/06.

(c)	Adjustment to reflect reduction of shares based on GS Enhanced Income Fund’s NAV.

(d)	Maximum public offering price per share for Class A Shares is $9.88, $10.19, $0 and $9.88 for the GS Enhanced Income Fund, the AXA Enterprise Short Duration fund, respectively.

At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Enhanced Income Fund and the AXA Enterprise Short Duration Fund
For year ended October 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Enhanced	Short Duration			Pro Forma
	Income Fund	Fund	Adjustments		Combined Fund

Investment Income:
Interest (including securities lending income of $0, $6,071, $0 and $6,071, respectively)	$11,737,016	$2,253,465	$—		$13,990,481

Total income	11,737,016	2,253,465	—		13,990,481

Expenses:
Management fees	666,924	204,854	(85,754	)(a)	786,024
Administrative fees	—	27,201	(27,201	)(b)	—
Distribution and service fees	120,096	164,548	(38,176	)(b)	246,468
Transfer agent fees	164,354	111,500	(56,949	)(b)	218,905
Custody and accounting fees	115,297	9,000	4,457	(b)	128,754
Printing fees	73,323	17,185	(9,729	)(b)	80,779
Registration fees	30,000	45,234	(45,234	)(b)	30,000
Audit fees	50,530	29,300	(24,247	)(b)	55,583
Legal fees	26,865	5,564	(200	)(b)	32,229
Trustee fees	16,201	7,036	(7,036	)(b)	16,201
Administration share fees	5,230	—	—		5,230
Other	20,759	11,634	(6,507	)(b)	25,886

Total expenses	1,289,579	633,056	(296,576)		1,626,059
Less — expense reductions	(441,320)	(158,847)	(41,440	)(c)	(641,607)

Net Expenses	848,259	474,209	(338,016)		984,452

Net Investment Income (loss)	10,888,757	1,779,256	338,016		13,006,029

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	(1,001,036)	(331,237)	346	(d)	(1,331,927)
Futures transactions	(64,921)	—			(64,921)
Swap contracts	137,469	—	—		137,469
Net change in unrealized gain (loss) on:
Investments	1,778,263	364,553	(346	)(d)	2,142,470
Futures	173,281		—		173,281
Swap contracts	(193,200)		—		(193,200)

Net realized and unrealized gain on investment and futures transactions	829,856	33,316	—		863,172

Net Increase in Net Assets Resulting from Operations	$11,718,613	$1,812,572	$—		$13,869,201

(a)	Adjustment to reduce management fee based on GS Enhanced Income Fund rates.

(b)	Adjustments to reflect the anticipated changes as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on GS Enhanced Income Fund current expense cap and waivers.

(d)	Adjustment to reflect proceeds on investments that do not meet GS Enhanced Income Fund’s investment criteria and are assumed to be sold at 10/31/06.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended October 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Enhanced Income Fund (the “Fund”). The Fund is a diversified portfolio offering four classes of shares — Class A, Class B, Institutional and Administration. Class A shares charge a maximum initial sales charge of 1.50%. The contingent deferred sales charge for Class B shares is 5.00% maximum declining to zero after six years for the Fund. Institutional and Administration shares are not subject to a sales charge.
AXA Enterprise Funds Trust (the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Short Duration Bond Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended October 31, 2006. Class A and Class C of the Portfolio will be combined with Class A of the Fund, Class B of the Portfolio will be combined with Class B of the Fund and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on October 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the October 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Institutional

Shares Issued	2,195,827	675,169	2,224,646
Net Assets 10/31/2006	$21,365,397	$6,569,396	$21,623,558
Pro Forma Net Asset Value 10/31/2006	$9.73	$9.73	$9.72
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and are included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are accreted/amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A and Class B shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Administration Shares bear all expenses and fees relating to their Administration Plan. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended October 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Portfolio	Enhanced Income Fund

Expiring 2009	$—	$7,623
Expiring 2010	—	65,332
Expiring 2012	—	7,471
Expiring 2013	187	—
Expiring 2014	352	127

Total	$539	$80,553

*	Expiration occurs on October 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.

2

E. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Securities purchased on a when-issued or delayed-delivery basis — The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Fund to greater risk that such transactions may not be consummated.
H. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
I. Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specific prices, rates or indices for a specified amount of an underlying notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. An upfront payment made and/or received by the Funds, is recorded as an asset and/or liability on the Statement of Assets and Liabilities and is only recorded as a realized gain or loss

3

when either the contract’s term ends or, with respect to a Credit Default Swap, a credit event occurs. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements.
J. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     GSAM receives a Management fee on a contractual basis at the following rates:

Average Daily Net Assets	Annual Rate

Up to $1 Billion	0.25%
Next $1 Billion	0.23%
Over $2 Billion	0.22%

     Prior to February 28, 2006, the contractual Management Fees for the Fund as an annual percentage rate of average daily net assets was 0.25%. Prior to February 28, 2006, GSAM entered into a voluntary fee reduction commitment for the Fund in order to achieve the rates in the above table. In addition, GSAM voluntarily agreed to waive its management fee to 0.20% as an annual percentage rate of average daily net assets of the Fund for the fiscal year ended October 31, 2006.
     GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the year ended October 31, 2006, the Other Expense limitations for the Fund as an annual percentage rate of average daily net assets were 0.014%.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class A shares and 0.75% of the Fund’s average daily net assets attributable to Class B shares. Additionally Goldman Sachs and/or authorized dealer are entitled to receive, under the Plan, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund's average daily net assets attributable to Class B shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B contingent deferred sales charges. For the twelve months ended October 31, 2006, Goldman Sachs advised the Fund that it retained approximately $3,800 and $0 for Class A and Class B, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A and Class B, and 0.04% of the average daily net assets for Institutional and Administration Shares.
     The Trust, on behalf of the Fund, has adopted an Administration Plan for Administration Shares. This plan allows for Administration Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Administration Plan provides for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25%, of the average daily net asset value of

4

the Administration Shares.
     For the twelve months ended October 31, 2006, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Fund has entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Fund’s expenses. The Fund’s expense reductions were approximately, $133,000, $5,000, $296,000 and $7,000 for Management Fee waiver, Transfer Agent Fee Reduction, Other Expense Reimbursement and Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $159,000, $0, $0 and $0 for Management Fee waiver, Transfer Agent Fee Reduction, Other Expense Reimbursement and Custody Fee Reduction, respectively.
     At October 31, 2006, amounts owed to affiliates by the Fund were approximately $35,000, $8,000, $33,000 and $10,000 for Management, Distribution and Service, over reimbursement and Transfer Agent fees, respectively. In addition, amounts owed to affiliates by The Portfolio were approximately $0, $0, $0 and $0 for Management, Distribution and Service, over reimbursement and Transfer Agent fees, respectively.

5

Pro Forma Combined Statement of Investments for the Goldman Sachs ILA Prime Obligations Fund and the AXA Enterprise Funds Trust Money Market Portfolio
June 30, 2006 (Unaudited)

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value

	AXA Enterprise							AXA Enterprise
GS ILA Prime	Money		Combined				GS ILA Prime	Money			Combined
Obligations Fund	Market Portfolio	adjustment	Proforma				Obligations Fund	Market Portfolio	adjustment		Proforma

				Bank Notes - 1.2%
$5,000,000			$5,000,000.00	Bank of America Corp.	4.22%	8/30/2006	$5,000,000	$—	$		$5,000,000

3,000			3,000.00	National City Bank	4.79	1/16/2007	3,000,000				3,000,000

				Total Bank Notes			8,000,000				8,000,000

				Commercial Paper and Corporate Obligations
				Asset-Backed - 27.4%
	4,000,000		4,000,000.00	Abbey National	0.00	7/3/2006		3,998,833			3,998,833

5,000,000			5,000,000.00	Adirondack Ltd.	4.94	7/3/2006	4,998,628				4,998,628

	4,000,000		4,000,000.00	AIG Funding	0.00	7/3/2006		3,998,829			3,998,829

	4,000,000		4,000,000.00	Atlantis One	0.00	8/21/2006		3,970,023			3,970,023

	4,000,000		4,000,000.00	Bryant Park Funding	0.00	8/22/2006		3,969,320			3,969,320

	4,000,000		4,000,000.00	Beethoven	0.00	7/5/2006		3,997,760			3,997,760

5,000,000			5,000,000.00	Citibank Credit Card Issuance Trust (Dakota Corp.)	5.29	8/17/2006	4,965,468				4,965,468

	4,000,000		4,000,000.00	Citi Group Funding				3,968,789

				CRC Funding LLC
5,000,000			5,000,000.00		5.05	7/25/2006	4,983,167				4,983,167
	4,000,000		4,000,000.00		0.00	8/22/2006		3,969,378			3,969,378

							4,983,167	3,969,378		0	8,952,545

5,000,000			5,000,000.00	Curzon Funding LLC	5.19	8/14/2006	4,968,314				4,968,314

				FCAR Owner Trust Series II
5,000,000			5,000,000.00		5.15	7/12/2006	4,992,132				4,992,132
	4,000,000		4,000,000.00		0.00	7/5/2006		3,997,760			3,997,760

							4,992,132	3,997,760		0	8,989,892

5,000,000			5,000,000.00	Fountain Square Commercial Funding Corp.	5.29	8/21/2006	4,962,529				4,962,529

5,000,000			5,000,000.00	Galleon Capital LLC	5.20	8/9/2006	4,971,833				4,971,833

				Gemini Securitization Corp.
5,000,000			5,000,000.00		5.20	8/10/2006	4,971,111				4,971,111
5,000,000			5,000,000.00		5.13	8/31/2006	4,956,538				4,956,538

							9,927,649	0		—	9,927,649

	3,850,000		3,850,000.00	General Electric	5.35	10/17/2007		3,850,000			3,850,000

5,000,000			5,000,000.00	K2 USA LLC	5.34	9/20/2006	4,939,925				4,939,925

5,000,000			5,000,000.00	Kitty Hawk Funding Corp.	5.20	7/17/2006	4,988,444				4,988,444

5,000,000			5,000,000.00	KLIO Funding Corp.	5.27	7/20/2006	4,986,106				4,986,106

5,000,000			5,000,000.00	KLIO II Funding Corp.	5.29	7/20/2006	4,986,053				4,986,053

4,000,000			4,000,000.00	Lake Constance Funding Ltd.	5.30	7/3/2006	3,998,822				3,998,822

5,000,000			5,000,000.00	Nieuw Amsterdam Receivables Corp.	5.25	7/17/2006	4,988,333				4,988,333

5,000,000			5,000,000.00	Park Granada LLC	5.06	7/13/2006	4,991,567				4,991,567

5,000,000			5,000,000.00	Ticonderoga Funding LLC	5.15	7/12/2006	4,992,132				4,992,132

10,677,000			10,677,000.00	Triple-A One Funding Corp.	4.99	7/20/2006	10,648,881				10,648,881

5,000,000			5,000,000.00	Variable Funding Capital Corp.	5.29	7/28/2006	4,980,163				4,980,163

				Security and Commodity Broker, Dealers and Services
				Bear Sterns & Cos., Inc.
5,000,000			5,000,000.00		5.32	7/3/2006	4,998,522				4,998,522
	4,000,000		4,000,000.00		0.00	8/22/2006		3,969,262			3,969,262

							4,998,522	3,969,262		—	8,967,784

	4,000,000		4,000,000.00	BNP Paribas	0.00	7/3/2006		3,998,829			3,998,829

	4,000,000		4,000,000.00	Deutsche Bank	0.00	7/3/2006		3,998,822			3,998,822

	4,000,000		4,000,000.00	Harrier	0.00	7/6/2006		3,997,200			3,997,200

	4,000,000		4,000,000.00	Intensa Funding	0.00	7/3/2006		3,998,829			3,998,829

	4,000,000		4,000,000.00	Prudential Funding	0.00	7/3/2006		3,998,831			3,998,831

	4,000,000		4,000,000.00	Sigma Securities	0.00	8/22/2006		3,969,436			3,969,436

	4,000,000		4,000,000.00	Three Pillars	0.00	7/3/2006		3,998,827			3,998,827

	4,000,000		4,000,000.00	UBS Finance	0.00	7/3/2006		3,998,829			3,998,829

				Total Commercial Paper and Corporate Obligations			104,268,668	71,649,557		0	175,918,225

				Time Deposits - 4.9%
	5,000,000		5,000,000.00	American Express	5.25	7/3/2006		5,000,000			5,000,000

	1,741,243		1,741,243.12	Chase Nassau	4.58	12/31/2049		1,741,243			1,741,243
The accompanying notes are an integral part of these pro forma financial statements.

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value

	AXA Enterprise							AXA Enterprise
GS ILA Prime	Money		Combined				GS ILA Prime	Money		Combined
Obligations Fund	Market Portfolio	adjustment	Proforma				Obligations Fund	Market Portfolio	adjustment	Proforma

	$5,000,000		$5,000,000.00	State street	5.25	7/3/2006	$—	$5,000,000		$5,000,000

	5,000,000		5,000,000.00	National City	5.25	7/3/2006		5,000,000		5,000,000

	5,000,000		5,000,000.00	Manufacturers	5.27	7/3/2006		5,000,000		5,000,000

	5,000,000		5,000,000.00	Key Bank	5.28	7/3/2006		5,000,000		5,000,000

	5,000,000		5,000,000.00	Branch Banking	5.27	7/3/2006		5,000,000		5,000,000

				Total Time Deposits			—	31,741,243	—	31,741,243

				Certificates of Deposit - 3.4%
3,000,000			3,000,000.00	Bank of New York	4.76	12/5/2006	3,000,000			3,000,000

5,000,000				Citibank, N.A.	5.20	8/31/2006	5,000,000			5,000,000

5,000,000			5,000,000.00	Suntrust Bank	4.73	11/28/2006	4,999,702			4,999,702

				Wells Fargo Bank
2,000,000			2,000,000.00		4.08	7/31/2006	2,000,000			2,000,000
3,000,000			3,000,000.00		4.74	1/10/2007	3,000,000			3,000,000
2,000,000			2,000,000.00		4.78	1/24/2007	1,999,664			1,999,664
2,000,000			2,000,000.00		5.06	2/26/2007	2,000,000			2,000,000

							8,999,664	—	—	8,999,664

				Total Certificates of Deposit			21,999,366	—	—	21,999,366

							.

				Government Agency Securities (a) - 2.3%
10,000,000			10,000,000.00	FNMA	5.11	9/7/2006	9,998,620			9,998,620
5,000,000			5,000,000.00	FNMA	5.01	7/7/2006	4,999,323			4,999,323

				Total Government Agency Securities			14,997,943	—	—	14,997,943

				Master Demand Note - 1.6%
10,000,000			10,000,000.00	Bank of America Securities LLC	5.38	7/31/2006	10,000,000			10,000,000

				Variable Rate Obligations (a) - 15.3%
3,000,000			3,000,000.00	Bank of America Corp.	5.25	7/24/2006	3,000,000			3,000,000

	4,000,000			Caterpillar	5.14	7/10/2006		4,000,000		4,000,000

10,000,000				Fifth Third Bank	5.08	7/6/2006	9,999,527			9,999,527

				General Electric	5.35	10/17/2007	5,000,000			5,000,000

				Merrill Lynch & Co., Inc.
10,000,000			10,000,000.00		5.19	7/5/2006	10,004,378			10,004,378
5,000,000			5,000,000.00		5.42	7/11/2006	5,004,379			5,004,379
	2,000,000				5.42	7/11/2007		2,000,000		2,000,000

							15,008,757	2,000,000	—	17,008,757

20,000,000			20,000,000.00	Monumental Life Insurance Co. (b)	5.28	7/1/2006	20,000,000			20,000,000

5,000,000			5,000,000.00	Morgan Stanley	5.15	7/3/2006	5,000,000			5,000,000

	5,000,000			Royal Bank of Canada	5.20	11/7/2008		5,000,000		5,000,000

				Suntrust Bank
5,000,000			5,000,000.00		5.10	7/10/2006	5,000,000			5,000,000
5,000,000			5,000,000.00		5.29	7/27/2006	5,000,000			5,000,000

							10,000,000	—	—	10,000,000

10,000,000			10,000,000.00	US Bank, NA	5.28	7/31/2006	9,999,509			9,999,509

9,007,418			9,007,418.00	Wachovia Asset Securitization, Inc. (b)	5.31	7/25/2006	9,007,418			9,007,418

				Total Variable Rate Obligations			87,015,211	11,000,000	—	98,015,211

				TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$246,281,188	$114,390,800	$—	$360,671,988

Principal Amount				Interest Rate Maturity Date			Value

				Repurchase Agreement (c) - 41.3%

				Citigroup Global Markets, Inc.
				5.40% 7/3/2006 Maturity
				Value $5,002,250

				5.36 7/3/2006 Maturity
				Value $5,002,233
				Repurchase Agreements issued by Citigroup Global Markets,
				Inc., with a amortized cost of $10,000,000 are collaterized by
				a corporate issue 4.25%, due 10/25/2035. The aggregate market
				value of the collateral, including accrued interest, was
10,000,000			10,000,000	$10,005,903	5.36 - 5.40	7/3/2006	10,000,000			10,000,000
				Joint Repurchase Agreement Account II 5.28%
				7/3/2006 Maturity Value
265,700,000			265,700,000	$265,816,908 2.97		5/2/2005	265,700,000	—	—	265,700,000

				Wachovia Capital Markets
				5.38% 7/3/2006 Maturity
				Value $5,002,242
				Collateralized by various corporate issues 0.00% to 8.25%,
				due 5/1/2010 to 9/25/2035. The aggregate market value
5,000,000			5,000,000	of the collateral, including aggrued interest, was $5,250,224			5,000,000			5,000,000

				Total Repurchase Agreements - 5.38%			280,700,000	—	—	280,700,000

				Total Investments - 99.8%			526,981,188	114,390,800	—	641,371,988

				Other Assets in Excess of Liabilities - 0.2%			586,462	678,514		1,264,976

				Net Assets - 100.0%			527,567,650	115,069,314		642,636,964

				The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either LIBOR or Federal Funds rate.
The accompanying notes are an integral part of these pro forma financial statements.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the investment advisor. At June 30, 2006, these securities amounted to $29,007,418 or approximately 4.5% of Net Assets.

(c) Unless noted, all repurchase agreements were entered into on June 30, 2006.

Investment Abbreviations:
FNMA — Federal National Mortgage Association
LIBOR — London Interbank Offered Rate

The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2005, the following futures contracts were open for the Core Fixed Income Fund:

Type	Number of contracts Long	Settlement month	Market Value	Unrealized Loss

Eurodollars	264	June 2005	$63,739,500	$33,052
Eurodollars	308	September 2005	74,116,350	(66,143)
Eurodollars	511	December 2005	122,723,038	(234,307)
Eurodollars	90	March 2006	21,586,500	10,974
Eurodollars	113	June 2006	27,071,975	(84,417)
Eurodollars	(184)	September 2006	(44,040,400)	30,892
Eurodollars	(476)	December 2006	(113,841,350)	293,891
Eurodollars	50	March 2007	11,955,000	(22,893)
Eurodollars	40	June 2007	9,560,500	(6,734)
U.S. Treasury Bonds	667	June 2005	76,600,781	2,138,051
2 Year U.S. Treasury Notes	292	June 2005	60,649,313	18,166
5 Year U.S. Treasury Notes	(1,470)	June 2005	(159,426,094)	207,739
10 Year German Federal Republic Bonds	808	June 2005	125,490,477	142,794
10 Year U.S. Treasury Notes	1	June 2005	111,422	529

			$276,297,012	$2,461,594

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2005, the Core Fixed Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $648,000,000 in principal amount.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Maturity Value

Banc of America Securities LLC	$900,000,000	2.97%	5/2/2005	$900,222,750
Barclays Capital PLC	1,700,000,000	2.97	5/2/2005	1,700,420,750
Bear Stearns & Co.	300,000,000	2.98	5/2/2005	300,074,500
Deutsche Bank Securities, Inc.	610,000,000	2.97	5/2/2005	610,150,975
Greenwich Capital Markets	400,000,000	2.97	5/2/2005	400,099,000
Merrill Lynch	250,000,000	2.97	5/2/2005	250,061,875
Morgan Stanley & Co.	1,411,700,000	2.97	5/2/2005	1,412,049,396
UBS Securities LLC	750,000,000	2.95	5/2/2005	750,184,375
UBS Securities LLC	450,000,000	2.96	5/2/2005	450,111,000
Westdeutsche Landesbank AG	900,000,000	2.97	5/2/2005	900,222,750

TOTAL	$7,671,700,000			$7,673,597,371

At April 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 14.00%, due 08/15/2005 to 03/23/2015; Federal Home Loan Mortgage Association, 0.00% to 12.25%, due 07/12/2005 to 05/01/2035; Federal National Mortgage Association, 0.00% to 15.50%, due 05/04/2005 to 05/01/2035; and Government National Mortgage Association, 4.50% to 6.50%, due 05/15/2018 to 04/20/2035.

SWAP CONTRACTS — At April 30, 2005, the Core Fixed Income Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional Amount		Payments received	Payments made by	Unrealized Gain
Swap Type	Swap Counterparty	(000s)	Termination Date	by the Fund	the Fund	(Loss)

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	$60,000	12/27/2006	3.43%	Floating	$48,169
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	281,330	5/6/2008	4.35%	Floating	—
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	100,000	10/14/2008	3.51%	Floating	(2,217,960)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	93,000	4/21/2010	4.29%	Floating	(198,384)
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	120,500	5/4/2011	Floating	4.53%	—
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	65,000	4/19/2012	4.55%	Floating	302,960
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	20,000	11/12/2019	Floating	5.07%	(873,351)
	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	80,000	3/23/2020	Floating	5.11%	(2,516,738)
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	9,000	3/30/2035	5.32%	Floating	472,996
	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	10,000	4/9/2035	5.27%	Floating	434,661

						$(4,547,647)

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2005, the Core Fixed Income Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency		Value on
Purchase Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	6/15/2005	$16,341,000	$16,597,522	$256,522	$—
Canadian Dollar	6/15/2005	5,512,000	5,431,860	—	80,140
Euro	6/15/2005	5,481,000	5,395,047	—	85,953
Great Britain Pound	6/15/2005	11,097,000	11,085,243	—	11,757
Japanese Yen	6/15/2005	5,585,000	5,642,277	57,277	—
Norwegian Krone	6/15/2005	21,771,000	21,699,224	—	71,776

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$65,787,000	$65,851,173	$313,799	$249,626

				Unrealized
Open Forward Foreign Currency		Value on
Sale Contracts	Expiration Date	Settlement Date	Current Value	Gain	Loss

Canadian Dollar	6/15/2008	$10,911,000	$10,774,320	$136,680	$—
Euro	5/27/2005	3,511,565	3,497,507	14,058	—
Euro	6/15/2008	5,512,000	5,472,298	39,702	—
Great Britain Pound	6/15/2008	5,430,000	5,459,040	—	29,040
Japanese Yen	6/15/2008	5,430,000	5,572,075	—	142,075
Swedish Krona	6/15/2008	5,430,000	5,382,342	47,658	—
Swiss Franc	6/15/2008	32,632,000	32,492,220	139,780	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$68,856,565	$68,649,802	$377,878	$171,115

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs ILA Prime Obligations Fund and the AXA Enterprise Money Market Fund
June 30, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	ILA Prime	Money Market			Pro Forma
	Obligations Fund	Fund	Adjustments		Combined Fund

Assets:
Investments in securities, based on amortized cost — unaffiliated issuers	$246,281,188	$114,390,800	$—		$360,671,988
Repurchase agreements, at value based on amortized cost — unaffiliated issuers	280,700,000	—	—		280,700,000
Cash	42,812	2,035,591	—		2,078,403
Receivables:
Interest, at value	1,133,024	77,818	—		1,210,842
Reimbursement from adviser	10,845		—		10,845
Other assets	22,804	106,407	—		129,211

Total assets	528,190,673	116,610,616	—		644,801,289

Liabilities:
Payables:
Dividend distribution	235,710	415,349	—		651,059
Fund shares repurchased	—	6,638	—		6,638
Amounts owed to affiliates	247,869	—	—		247,869
Accrued expenses	139,444	1,119,315	—		1,258,759

Total liabilities	623,023	1,541,302	—		2,164,325

Net Assets:
Paid-in capital	527,573,102	115,065,563	—		642,638,665
Accumulated undistributed net investment income (loss)	12,035	1,982	—		14,017
Accumulated net realized gain (loss) on investments	(17,487)	1,769	—		(15,718)

Net Assets	$527,567,650	$115,069,314	$—		$642,636,964

Net Assets:
ILA Units	$136,285,483	$—	$—		$136,285,483
ILA Admin Units	89,042,680	—	—		89,042,680
ILA Service Units	264,745,974	71,347,301	—		346,710,448
ILA Class B	12,447,312	23,563,065	—		36,010,377
ILA Class C	19,089,063	9,541,774	—		28,630,837
ILA Cash Management Shares	5,956,718	10,617,173	(10,617,173)		5,956,718

Shares Outstanding:
ILA Units	136,286,891	—	—	(a)	$136,286,891
ILA Admin Units	89,043,600	—	—		89,043,600
ILA Service Units	264,748,710	71,345,259	10,616,790	(a)	346,710,759
ILA Class B	12,447,861	23,562,833	—	(a)	36,010,694
ILA Class C	19,089,260	9,541,449	—	(a)	28,630,709
ILA Cash Management Shares	5,956,780	10,616,790	(10,616,790	)(a)	5,956,780

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	527,573,102	115,066,331	0		642,639,433

Net assets value, offering and redemption price per share: (c)
ILA Units	$1.00	$—	$—		$1.00
ILA Admin Units	1.00	—	—		1.00
ILA Service Units	1.00	1.00	—		1.00
ILA Class B	1.00	1.00	—		1.00
ILA Class C	1.00	1.00	—		1.00
ILA Cash Management Shares	1.00	1.00	—		1.00

(a)	Adjustment to reflect reduction of shares based on GS ILA Prime Obligations Fund’s NAV.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs ILA Prime Obligations Fund and the AXA Enterprise Money Market Fund
June 30, 2006 (Unaudited)

	Goldman Sachs
	ILA Prime	AXA Enterprise
	Obligations	Money Market			Pro Forma
	Fund	Fund	Adjustments		Combined Fund

Investment Income:
Interest	$21,979,676	$5,106,774	$—		$27,086,450

Total income	21,979,676	5,106,774	—		27,086,450

Expenses:
Management fees	1,801,761	396,234	23,682	(a)	2,221,677
Administrative fees	139,670	77,268	(77,268	)(b)	139,670
Distribution and service fees	354,618	—	338,845	(b)	693,463
Transfer agent fees	205,917	572,559	(480,128	)(b)	298,348
Custody and accounting fees	100,274	72,847	(58,829	)(b)	114,292
Printing fees	29,534	30,430	(26,989	)(b)	32,975
Registration fees	93,738	83,314	(72,394	)(b)	104,658
Audit fees	24,317	28,474	(26,042	)(b)	26,749
Legal fees	53,081	23,475	(12,859	)(b)	63,697
Trustee fees	11,757	43,820	(43,820	)(b)	11,757
Service share fees	954,806	—	332,622	(b)	1,287,428
Cash management share fees	29,834	—	(104	)(b)	29,730
Other	59,449	153,519	(143,130	)(b)	69,838

Total expenses	3,858,756	1,481,940	(246,414)		5,094,282
Less — expense reductions	(173,348)	(644,389)	647,442	(c)	(170,295)

Net Expenses	3,685,408	837,551	401,029		4,923,988

Net Investment Income (loss)	18,294,268	4,269,223	(401,029)		22,162,462

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	(12,814)	1,768	—		(11,046)

Net realized on investment and futures transactions	(12,814)	1,768	—		(11,046)

Net Increase in Net Assets Resulting from Operations	$18,281,454	$4,270,991	$(401,029)		$22,151,416

(a)	Adjustment to reduce management fee based on GS ILA Prime Obligations Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on GS ILA Prime Obligations Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS PRIME OBLIGATION PORTFOLIO
Notes to Pro Forma Financial Statements
For the Twelve Months Ended June 30, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Prime Obligation Portfolio (the “Portfolio”). The Portfolio is a diversified portfolio offering six classes of shares – ILA Units, ILA Administration Units, ILA Service Units, ILA Cash Management Shares, ILA Class B Units and ILA Class C Units.
AXA Enterprise Funds Trust (the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Money Market Fund (the “Fund”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended June 30, 2006. Class A and Class Y of the Fund will be combined with ILA Service Shares of the Portfolio, Class B of the Fund will be combined with ILA Class B Units of the Portfolio and Class C of the Fund will be combined with ILA Class C Units of the Portfolio. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Portfolio will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Fund into the Portfolio. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Portfolio will assume the liabilities, if any, of the Fund. Immediately thereafter, shares of the Portfolio will be distributed to the shareholders of the Fund. The Fund will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Portfolio, which would have been issued on June 30, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the June 30, 2006 net assets of the Portfolio and the net asset value per share of the Portfolio. These amounts are summarized as follows:

	ILA Service	ILA Class B	ILA Class
	Units	Units	C Units

Shares Issued	81,962,049	23,562,833	9,541,449
Net Assets 06/30/2006	$81,964,474	$23,563,065	$9,541,774
Pro Forma Net Asset Value 06/30/2006	$1.00	$1.00	$1.00
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolio. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — ILA uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income — Security transactions are recorded on trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of net assets of each class.
C. Federal Taxes — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolio.
          The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from generally accepted accounting principles.
     The Portfolio had capital loss carryforwards as of its most recent fiscal year ended December 31, 2005. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Fund	ILA Prime Obligation Portfolio

Expiring 2013	$—	$8

Total	$—	$8

*	Expiration occurs on December 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.
D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line or pro rata basis depending upon the nature of the expense.
Unit/Shareholders of Administration, Service, Class B, Class C and Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service, Administration and Service Plans as described in footnote 5.
E. Forward Commitment Transactions — The Portfolio may enter into forward commitments. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolio is required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet their obligations with respect to the terms of the transaction.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolio, together with other registered investment companies having management agreements with Goldman Sachs Asset

2

Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolio. Under this Agreement, GSAM manages the Portfolio, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of the Fund’s average daily net assets.
     GSAM has voluntarily agreed to reduce or limit the total operating expenses of the Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) such that total operating expenses will not exceed 0.434% of the average daily net assets of the Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolio is not obligated to reimburse GSAM for prior fiscal year expense reimbursement, if any.
     For the twelve months ended June 30, 2006, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolio has entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolio’s expenses. The Portfolio’s expense reductions were approximately, $19,000, $152,000, and $2,000 for CMS Share Distribution Fee Waiver, Other Expense Reimbursements, Custody Fee Reduction, respectively. The Fund’s expense reductions were approximately, $0, $644,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
     The Trust, on behalf of the Portfolio, which offers Class B Units and Class C Units, has adopted a Distribution and Service Plan (the “Plan”). Under the Plan, Goldman Sachs is entitled to a monthly fee for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Units which may be reallowed to Authorized Dealers.
     The Trust, on behalf of the Portfolio, which offers Cash Management Shares, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from the Portfolio for distribution services equal to, on an annual basis 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
     Goldman Sachs acts as ILA’s Distributor under a Distribution Agreement for which it receives no additional compensation other than amounts related to the Distribution and Service Plan except for a portion of the Class B and Class C Units contingent deferred sales charges. For the twelve months ended June 30, 2006, Goldman Sachs has advised the Portfolio that it retained approximately $100 in CDSC charges from Class C Units, and did not retain any amounts from Class B Units.
     The Trust, on behalf of the Portfolio, has adopted an Administration and Service Plan (“the Plan”). The plan allows for Administration Units, Service Units, and Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Plan provides for compensation to the service organizations in an amount equal to 0.15%, 0.40% and 0.50%(on an annualized basis), respectively, of the average daily net asset value of the respective Units/Shares.
     Goldman Sachs also serves as the Transfer Agent for the Portfolio and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
     At June 30, 2006, amounts owed to affiliates by the Portfolio were approximately $151,000, $26,000, $17,000 and $54,000 for Management, Distribution and Service, Transfer Agent fees and Affiliated Dealers, respectively. In addition, amounts owed to affiliates by The Fund were approximately $0, $0, $0 and $0 for Management, Distribution and Service, Transfer Agent fees and Affiliated Dealers, respectively.

3

AXA Enterprise Multimanager Funds Trust
AXA Enterprise Multimanager Core Equity Fund
AXA Enterprise Multimanager Growth Fund
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Value Fund
AXA Enterprise Multimanager Value Fund
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Technology Fund
AXA Enterprise Multimanager Core Bond Fund
AXA Enterprise Aggressive Allocation Fund
AXA Enterprise Conservative Allocation Fund
AXA Enterprise Moderate Allocation Fund
AXA Enterprise Moderate-Plus Allocation Fund
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
                    , 2007
Dear Shareholder:
      On behalf of the Board of Trustees of AXA Enterprise Multimanager Funds Trust (“Enterprise Multimanager Trust”), we are pleased to invite you to a special meeting of shareholders of the Enterprise Multimanager Trust’s funds named above (each fund, an “AXA Enterprise Fund” and, together, the “AXA Enterprise Funds”) to be held at [                     a.m.] (Eastern time) on April 25, 2007 at the offices of AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104 (the “Special Meeting”). At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of January                    , 2007 (the “Reorganization Agreement”), by and between Enterprise Multimanager Trust and the Goldman Sachs Trust (“GST”), which contemplates the reorganization of each of the AXA Enterprise Funds into a corresponding fund of GST (each a “GST Fund” and, together, the “GST Funds”) as follows:

AXA Enterprise Funds	GST Funds

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund†
AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund†
AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund
AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund
AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund
AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund
AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio
AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio
AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio
AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio

†	In a separate combined proxy statement/prospectus, it is also proposed that the: (1) AXA Enterprise Capital Appreciation Fund of AXA Enterprise Funds Trust be reorganized into the Goldman Sachs Structured U.S. Equity Fund; and (2) AXA Enterprise Equity Fund of AXA Enterprise Funds Trust be reorganized into the Goldman Sachs Structured Large Cap Growth Fund.
      Enterprise Multimanager Trust’s Trustees recommend that you vote to approve the proposed reorganizations.

      In considering these matters, you should note:

•	Similar Investment Objectives and Policies
      Each of the AXA Enterprise Funds is proposed to be reorganized into an existing GST Fund, each of which has investment objectives and policies that are similar to those of its corresponding AXA Enterprise Fund.

•	Same Aggregate Value of Shares
      The GST Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the AXA Enterprise Fund shares that you held immediately prior to the reorganization. Your receipt of those GST Fund shares is intended to be tax-free under the federal tax law (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position), and no front-end or contingent deferred sales charges will be charged as a result of the exchange.

•	Reasons for the Reorganizations
      At a meeting held on October 23, 2006, AXA Financial, Inc. and AXA Equitable Life Insurance Company (“AXA”), the investment adviser to the AXA Enterprise Funds, informed the Enterprise Multimanager Trust Trustees that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that each AXA Enteprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of each AXA Enterprise Fund into its corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Multimanager Trust Trustees approve the proposed reorganizations. After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Enterprise Multimanager Trust Trustees determined that the reorganization of the AXA Enterprise Funds into corresponding GST Funds is in the best interest of the shareholders of each of the AXA Enterprise Funds.
      To see how the reorganizations will affect your AXA Enterprise Funds, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding GST Funds.
* * * * *
      The formal Notice of Special Meeting, a Combined Proxy Statement/ Prospectus, a Proxy Ballot and certain GST Fund prospectuses are enclosed. If you own shares in more than one of the AXA Enterprise Funds, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.
      Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.	Internet – Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

2.	Telephone – Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

3.	By mail – If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the card, and return it in the envelope provided. The envelope is addressed for your convenience and needs no postage if mailed in the United States.

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      Please return your Proxy Ballot(s) or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.
      Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot(s) today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.
      The proposed reorganizations and the reasons for the Enterprise Multimanager Trust Trustees’ recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganizations, please do not hesitate to contact Enterprise Multimanager Trust toll free at 1-800-432-4320.
      We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

Steven M. Joenk
President

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AXA ENTERPRISE MULTIMANAGER FUNDS TRUST
GOLDMAN SACHS TRUST
                    , 2007
Questions & Answers
For Shareholders of AXA Enterprise Multimanager Funds Trust:
      The following questions and answers provide an overview of the proposals to reorganize your portfolio of AXA Enterprise Multimanager Funds Trust (“Enterprise Multimanager Trust”) into a corresponding portfolio offered by the Goldman Sachs Trust (“GST”). We also encourage you to read the full text of the combined proxy statement/prospectus (the “Proxy/ Prospectus”) that follows.

Q:	What are Enterprise Multimanager Trust shareholders being asked to vote upon?

A:	Enterprise Multimanager Trust shareholders are being asked in the attached Proxy/ Prospectus to consider and approve an Agreement and Plan of Reorganization dated as of January , 2007 (the “Reorganization Agreement”) under which each of the funds offered by Enterprise Multimanager Trust (except for the AXA Enterprise Multimanager Health Care Fund) (each, an “AXA Enterprise Fund” and, together, the “AXA Enterprise Funds”) would reorganize into a corresponding fund offered by GST (each, a “GST Fund” and, together, the “GST Funds”). Enterprise Multimanager Trust shareholders will vote on the Reorganization Agreement on a fund by fund basis.

Q.	Why has the reorganization of the AXA Enterprise Funds into corresponding GST Funds been recommended?

A:	The Enterprise Multimanager Trust Board of Trustees (the “Enterprise Multimanager Trust Trustees”) have determined that the reorganization of the AXA Enterprise Funds into corresponding GST Funds is in the best interest of the shareholders of each of the AXA Enterprise Funds. At a meeting held on October 23, 2006, AXA Financial, Inc. and AXA Equitable Life Insurance Company (“AXA Equitable” and together with AXA Financial, Inc., “AXA”), the investment adviser to the AXA Enterprise Funds, informed the Enterprise Multimanager Trust Trustees that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that each AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of each AXA Enterprise Fund into its corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Trust Trustees approve the proposed reorganizations.

The Enterprise Multimanager Trust Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman, Sachs & Co. The Enterprise Multimanager Trust Trustees also considered that neither Enterprise Multimanager Trust nor GST will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Funds in preparation for, or immediately following, the reorganization. Under the Reorganization Agreement, which contemplates the reorganization of each of the AXA Enterprise Funds into a corresponding GST Fund, all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded will be paid by AXA Equitable (or an affiliate) or GSAM (or an affiliate).

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Q:	What is the anticipated timing of the reorganizations?

A:	The special meeting of shareholders to consider the proposal is scheduled to occur on April 25, 2007. If all necessary approvals are obtained, the proposed reorganizations will likely take place immediately before the opening of business on April 30, 2007.

Q:	Who will receive the Proxy/ Prospectus material?

A:	The Proxy/ Prospectus has been mailed to all persons and entities that held shares of record in an AXA Enterprise Fund on February 12, 2007. Please note that in some cases record ownership of and/or voting authority over AXA Enterprise Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy/ Prospectus.

Q:	How are the AXA Enterprise Funds proposed to be reorganized?

A:	As you may know, Enterprise Multimanager Trust consists of thirteen separate mutual funds, twelve of which would be affected by the proposed reorganizations. The Reorganization Agreement for these AXA Enterprise Funds, approved by the Enterprise Multimanager Trust Trustees, contemplates the reorganization of each AXA Enterprise Funds into a corresponding GST Fund having similar investment objectives and policies. Under the Reorganization Agreement, each AXA Enterprise Fund will be reorganized into the corresponding GST Fund listed directly opposite such AXA Enterprise Fund in the table below.

AXA Enterprise Funds	GST Funds

AXA Enterprise Multimanager Core Equity Fund
AXA Enterprise Multimanager Growth Fund
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Value Fund
AXA Enterprise Multimanager Value Fund
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Technology Fund
AXA Enterprise Multimanager Core Bond Fund
AXA Enterprise Aggressive Allocation Fund
AXA Enterprise Conservative Allocation Fund
AXA Enterprise Moderate Allocation Fund	Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured International Equity Fund
Goldman Sachs Tollkeeper Fund
Goldman Sachs Core Plus Fixed Income Fund
Goldman Sachs Equity Growth Strategy Portfolio
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio

At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Funds into the GST Funds, it is expected that, subject to shareholder approval requested in separate proxy statements, fourteen additional portfolios of AXA Enterprise Funds Trust will be reorganized into corresponding funds of GST. In this regard, it is proposed that: (1) in addition to the AXA Enterprise Multimanager Core Equity Fund, the AXA Enterprise Capital Appreciation Fund will be reorganized into the Goldman Sachs Structured U.S. Equity Fund; and (2) in addition to the AXA Enterprise Multimanager Growth Fund, the AXA Enterprise Equity Fund will be reorganized into the Goldman Sachs Structured Large Cap Growth Fund. A separate proxy/ prospectus has been mailed to shareholders of the AXA Enterprise Funds Trust.

Each GST Fund has investment objectives and policies that are similar to the corresponding AXA Enterprise Fund being reorganized into it.

Q:	Which class of shares of the GST Funds will I receive in the reorganizations?

A:	Holders of AXA Enterprise Fund Class A Shares will receive GST Fund Class A Shares, holders of AXA Enterprise Fund Class B Shares will receive GST Fund Class B Shares, holders of AXA Enterprise Fund Class C Shares will receive GST Fund Class C Shares, holders of AXA Enterprise Fund Class Y Shares will receive GST Fund Institutional Shares and holders of AXA Enterprise Funds Class P Shares will receive GST Fund Class A Shares.

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The sales loads and Rule 12b-1 fees for each class of shares of the GST Funds generally are similar to those of the corresponding class of shares of the AXA Enterprise Funds, except that Class A shares of the GST Funds (other than the Goldman Sachs Core Plus Fixed Income Fund) are subject to a higher front-end sales load equal to 5.50% of the offering price for Class A shares (versus 4.75% for Class A shares of the corresponding AXA Enterprise Funds), but a lower Rule 12b-1 fee equal to an annual rate of 0.25% of each GST Fund’s average daily net assets attributable to Class A shares (versus either 0.30% or 0.45% for Class A shares of the AXA Enterprise Funds).

If the reorganization of an AXA Enterprise Fund is approved by its shareholders, shareholders of that AXA Enterprise Fund who do not wish to have their AXA Enterprise Fund shares exchanged for shares of a corresponding GST Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference, if any, between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

Q:	What are the key differences between my AXA Enterprise Fund and the corresponding GST Fund?

A.	AXA Equitable has recommended the acquiring fund in each reorganization based on, among other factors, its evaluation of the compatibility of your fund’s investment objective and policies with those of the acquiring fund. There are, however, certain differences in investment objectives, principal investment policies and strategies, and principal risks between your fund(s) and the acquiring fund(s). Please see the Proxy Statement/ Prospectus for more details on these differences, including comparative data on fees and performance. The following chart provides a brief summary of some of the more significant factors considered by your fund’s boards.

Reorganization	Key Considerations

AXA Enterprise Multimanager Core Equity Fund into	•	Each Fund seeks the long-term growth of capital and invests primarily in equity securities of large-cap U.S. issuers that meet a combination of value and growth investing criteria.
Goldman Sachs Structured	•	The investment objective of the GST Fund includes an income component, while the AXA Enterprise Fund’s investment objective does not.
U.S. Equity Fund	•	The investment adviser for the GST Fund, unlike the investment sub-advisers for the AXA Enterprise Fund, relies primarily on a quantitative investment style.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.5 billion versus $12 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Multimanager	•	Each Fund seeks long-term growth of capital and invests primarily in equity securities of large U.S. companies that meet growth investing criteria.
Growth Fund into Goldman Sachs	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.0 billion versus $11 million.
Structured Large Cap Growth Fund	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

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Reorganization	Key Considerations

AXA Enterprise Multimanager Mid	•	Each Fund seeks long-term growth of capital and invests primarily in equity securities of medium sized U.S. companies that meet growth investing criteria.
Cap Growth Fund into Goldman	•	The GST Fund has a substantially larger asset base than the AXA Enterprise Fund with net assets of approximately $1.8 billion versus $15 million.
Sachs Growth Opportunities Fund	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Multimanager Mid	•	Each Fund seeks long-term growth of capital and invests primarily in equity securities of medium sized U.S. companies that meet value investing criteria.
Cap Value Fund into Goldman	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $6.1 billion versus $19 million.
Sachs Mid Cap Value Fund	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Multimanager	•	Each Fund seeks long-term growth of capital and invests primarily in equity securities of large-cap U.S. issuers that meet value investing criteria.
Value Fund into Goldman Sachs	•	The investment objective of the GST Fund includes an income component, while the AXA Enterprise Fund’s investment objective does not.
Structured Large Cap Value Fund	•	The investment adviser for the GST Fund, unlike the investment sub-advisers for the AXA Enterprise Fund, relies primarily on a quantitative investment style.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.3 billion versus $51 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Multimanager International	•	Each Fund seeks long-term growth of capital and invests primarily in equity securities of foreign companies and may also invest in securities of companies located in emerging markets.
Equity Fund into Goldman Sachs Structured	•	The GST Funds has a policy of investing primarily in large-cap companies, while the AXA Enterprise Fund has greater flexibility to invest in companies of any market capitalization.
International Equity Fund	•	The investment adviser uses a quantitative investment style unlike the investment adviser to the AXA Enterprise Fund.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $2.4 billion versus $47 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

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Reorganization	Key Considerations

AXA Enterprise Multimanager	•	Each Fund seeks long-term growth of capital and invests primarily in equity securities of technology companies.
Technology Fund into Goldman Sachs Tollkeeper Fund	•	The AXA Enterprise Fund may invest in foreign securities to a greater extent than the GST Fund. In addition, the AXA Enterprise Fund is non-diversified under the Investment Company Act of 1940 (“1940 Act”), which means that it may invest in a limited number of issuers. The GST Fund also may invest in a relatively few number of issuers in comparison to other funds but is considered diversified under the 1940 Act.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $275 million versus $60 million.
	•	The net annual operating expense ratio of each class of shares of the Goldman Sachs Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Multimanager Core Bond Fund into Goldman Sachs	•	Each Fund seeks a combination of capital appreciation and income and invests primarily in fixed income securities. Each Fund also seeks to maintain a target duration that is comparable to that of the Lehman Brothers Aggregate Bond Index.
Core Plus Fixed Income Fund	•	Each Fund may invest in foreign securities, including emerging market securities. The GST Fund’s investments in emerging markets are limited to 15% of the Fund’s total assets. The AXA Enterprise Fund’s investments in foreign securities that are denominated in foreign currencies are limited to 10% of total assets.
	•	The net annual operating expense ratio of each class of shares of the GST Fund is expected to be lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Aggressive Allocation Fund into Goldman Sachs Equity	•	Each Fund is a “fund of funds” that seeks long-term capital appreciation by investing primarily in underlying funds that emphasize equity investments. The GST Fund normally invests substantially all of its assets in equity investments, while the AXA Enterprise Fund normally invests approximately 90% of its assets in equity investments and 10% in fixed income investments.
Growth Strategy Portfolio	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $431 million versus $19 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund (including underlying fund expenses) for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Conservative Allocation Fund	•	Each Fund is a “fund of funds” that seeks current income by investing primarily in underlying funds that emphasize investments in fixed income securities.
into Goldman Sachs Balanced Strategy Fund	•	The GST Fund also seeks long-term capital appreciation as part of its objective and generally invests a greater portion of its assets (about 40%) in underlying funds that emphasize investments in equity securities than the AXA Enterprise Fund (about 20%).
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $372 million versus $7 million.
	•	The net annual operating expense ratio (including underlying fund expenses) of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

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Reorganization	Key Considerations

AXA Enterprise Moderate Allocation Fund into	•	Each Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a combination of underlying funds that emphasize either equity or fixed income investments. The GST Fund also seeks current income as part of its objective.
Goldman Sachs Growth and Income Strategy Fund	•	The GST Fund normally invests about 60% of its total assets in equity investments and 40% in fixed income investments, while the AXA Enterprise Fund normally invests its assets about equally in equity and fixed income investments.
	•	The GST Fund is significantly larger than the AXA Enterprise Fund with net assets of approximately $1.6 billion versus $23 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund (including underlying fund expenses) for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

AXA Enterprise Moderate-Plus Allocation Fund	•	Each Fund is a “fund of funds” that seeks capital appreciation and, secondarily, current income by investing in a combination of underlying funds that emphasize either equity or fixed income investments.
into Goldman Sachs Growth Strategy Fund	•	The GST Fund normally invests about 80% of its assets in equity investments and 20% in fixed income investments, while the AXA Enterprise Fund normally invests about 70% of its assets in equity investments and 30% in fixed income investments.
	•	The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.4 billion versus $129 million.
	•	The net annual operating expense ratio of each class of shares of the GST Fund (including underlying fund expenses) for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

Q:	What are the costs and federal tax implications to shareholders in connection with the proposed reorganizations?

A:	Neither Enterprise Multimanager Trust nor GST will bear any direct fees or expenses in connection with the reorganizations or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Funds in preparation for, or immediately following, the reorganizations. Under the Reorganization Agreement, GSAM (or an affiliate) and AXA Equitable (or an affiliate) have agreed to pay all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded.

No sales charge will be imposed on the shares of a GST Fund issued to you in a reorganization, which means that the aggregate value of the GST Fund shares issued to you will be equal to the aggregate value of the AXA Enterprise Fund shares that you own immediately prior to the reorganization. In addition, each reorganization is intended to be tax-free under the federal tax law (however, there can be no assurance that the Internal Revenue Service will not adopt a contrary position). However, immediately prior to the reorganizations, each AXA Enterprise Fund will declare and pay a final distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of its reorganization and all of its net capital gain, if any, recognized in those years. The sale of securities by an AXA Enterprise Fund prior to its reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the final distribution it makes before the reorganization.

6

Q:	Can one of the proposed reorganizations take place without the others?

A:	Yes. The proposed reorganizations are not conditioned on each other. If shareholders of one AXA Enterprise Fund approve the proposed reorganization of their AXA Enterprise Fund, it will proceed whether or not the proposed reorganizations for the other AXA Enterprise Funds proceed. However, no reorganization of any AXA Enterprise Fund will be consummated until either all of the AXA Enterprise Funds of Enterprise Multimanager Trust approve the Reorganization Agreement or shareholders of the AXA Enterprise Funds with combined total assets under management of at least $1,000,000,000 approve the Reorganization Agreement. Under certain circumstances detailed in the Reorganization Agreement, an AXA Enterprise Fund reorganization involving one or more AXA Enterprise Funds may be consummated with a lesser amount of combined total assets under management.

7

AXA Enterprise Multimanager Funds Trust
AXA Enterprise Multimanager Core Equity Fund
AXA Enterprise Multimanager Growth Fund
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Value Fund
AXA Enterprise Multimanager Value Fund
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Technology Fund
AXA Enterprise Multimanager Core Bond Fund
AXA Enterprise Aggressive Allocation Fund
AXA Enterprise Conservative Allocation Fund
AXA Enterprise Moderate Allocation Fund
AXA Enterprise Moderate-Plus Allocation Fund
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held On April 25, 2007
To Shareholders of AXA Enterprise Multimanager Funds Trust:
      NOTICE IS GIVEN THAT a special meeting of the shareholders (the “Special Meeting”) of the investment portfolios named above (each, an “AXA Enterprise Fund” and together, the “AXA Enterprise Funds”) of AXA Enterprise Multimanager Funds Trust (“Enterprise Multimanager Trust”), will be held at [                    a.m.] (Eastern time), on April 25, 2007 at the offices of AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104 for the purpose of considering and voting upon:

ITEM 1. With respect to each AXA Enterprise Fund, a proposal to approve an Agreement and Plan of Reorganization by and between Enterprise Multimanager Trust and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets of that AXA Enterprise Fund to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange solely for shares of the designated classes of the GST Fund and its assumption of substantially all of that AXA Enterprise Fund’s liabilities; and (2) the distribution of those shares to the shareholders of each AXA Enterprise Fund in liquidation thereof, as described in the attached Combined Proxy Statement and Prospectus.
      Your Trustees unanimously recommend that you vote in favor of the proposal.
      Shareholders of record as of the close of business on February 12, 2007 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.
      You are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot(s) that is/are being solicited by the Enterprise Multimanager Trust Board of Trustees. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone voting or 2) voting on-line. Proxies may be revoked at any time before they are exercised by submitting to Enterprise Multimanager Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

By Order of the Board of Trustees,

Patricia Louie
Secretary
      We need your proxy vote immediately. You may think that your vote is not important, but it is. By law, the Special Meeting will have to be adjourned with respect to a particular AXA Enterprise Fund without conducting any business if at least one-third of the shares of such AXA Enterprise Fund entitled to vote in person or by proxy at the meeting are not represented at the meeting. In that event, Enterprise Multimanager Trust would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Your vote could be critical in allowing Enterprise Multimanager Trust to hold the Special Meeting as scheduled, so please return your proxy ballot(s) immediately or vote on-line or by telephone.

COMBINED PROXY STATEMENT/ PROSPECTUS
                    , 2007
AXA ENTERPRISE MULTIMANAGER FUNDS TRUST
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
1-800-432-4320
GOLDMAN SACHS TRUST
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
1-800-526-7384
This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of the AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Core Bond Fund, AXA Enterprise Aggressive Allocation Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund and AXA Enterprise Moderate-Plus Allocation Fund, each a series of AXA Enterprise Multimanager Funds Trust, a Delaware statutory trust (“Enterprise Multimanager Trust”) (each, an “AXA Enterprise Fund” and together, the “AXA Enterprise Funds”). The Board of Trustees of Enterprise Multimanager Trust (“Enterprise Multimanager Trust Trustees”) has called a Special Meeting of Shareholders (the “Special Meeting”) to be held at the offices of AXA Equitable Life Insurance Company (“AXA Equitable”), 1290 Avenue of the Americas, New York, New York 10104 on April 25, 2007 at [                    a.m.] Eastern time.
      At the Special Meeting, shareholders will be asked:

•	With respect to each AXA Enterprise Fund, to approve an Agreement and Plan of Reorganization dated as of January , 2007 (the “Reorganization Agreement”), by and between Enterprise Multimanager Trust and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets of that AXA Enterprise Fund to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange solely for the shares of designated classes of the GST Fund and its assumption of substantially all of that AXA Enterprise Fund’s liabilities; and (2) the distribution of those shares to shareholders of that AXA Enterprise Fund in liquidation thereof, as follows:

Proposal	AXA Enterprise Funds	GST Funds	Shareholders Entitled to Vote

Proposal 1(a)	AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund†	Shareholders of the AXA Enterprise Multimanager Core Equity Fund
Proposal 1(b)	AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund†	AXA Enterprise Multimanager Growth Fund
Proposal 1(c)	AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund	AXA Enterprise Multimanager Mid Cap Growth Fund
Proposal 1(d)	AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund	AXA Enterprise Multimanager Mid Cap Value Fund
Proposal 1(e)	AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund	AXA Enterprise Multimanager Value Fund
Proposal 1(f)	AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund	AXA Enterprise Multimanager International Equity Fund

Proposal	AXA Enterprise Funds	GST Funds	Shareholders Entitled to Vote

Proposal 1(g)	AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund	AXA Enterprise Multimanager Technology Fund
Proposal 1(h)	AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund	AXA Enterprise Multimanager Core Bond Fund
Proposal 1(i)	AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio	AXA Enterprise Aggressive Allocation Fund
Proposal 1(j)	AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio	AXA Enterprise Conservative Allocation Fund
Proposal 1(k)	AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio	AXA Enterprise Moderate Allocation Fund
Proposal 1(l)	AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio	AXA Enterprise Moderate-Plus Allocation Fund

†	In a separate combined proxy statement/prospectus, it is also proposed that the: (1) AXA Enterprise Capital Appreciation Fund of AXA Enterprise Funds Trust be reorganized into the Goldman Sachs Structured U.S. Equity Fund; and (2) AXA Enterprise Equity Fund of AXA Enterprise Funds Trust be reorganized into the Goldman Sachs Structured Large Cap Growth Fund.
     A copy of the Reorganization Agreement is attached as Appendix A.
      Enterprise Multimanager Trust and GST are both registered, open-end management investment companies (mutual funds). As a result of the reorganizations, shareholders of each AXA Enterprise Fund will become shareholders of the corresponding GST Fund (the AXA Enterprise Funds and GST Funds are sometimes referred to as “Funds”).
      The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganizations” and individually as a “Reorganization.” The AXA Enterprise Funds and the corresponding GST Funds into which they are proposed to be reorganized are sometimes referred to in this Proxy/ Prospectus as “Corresponding AXA Enterprise Funds” and “Corresponding GST Funds.” Other portfolios of the AXA Enterprise family of funds or GST family of funds also may be referred to as “AXA Enterprise Funds” or “GST Funds,” as the context requires.
      This Proxy/ Prospectus sets forth concisely the information that an AXA Enterprise Fund shareholder should know before voting on the Reorganization involving that Fund and investing in the Corresponding GST Fund, and should be retained for future reference. It is both Enterprise Multimanager Trust’s proxy statement for the Special Meeting and a prospectus for the GST Funds.
      Additional information is set forth in the Statement of Additional Information dated                    , 2007, relating to this Proxy/ Prospectus and in the prospectus dated March 1, 2006, as supplemented, for the AXA Enterprise Funds which you have previously been given or sent and is incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling Enterprise Multimanager Trust at the telephone number stated above or by writing Enterprise Multimanager Trust at the following address: AXA Enterprise Multimanager Funds Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.
      The information contained in the current prospectuses, as supplemented, for the: (1) Class A, Class B, Class C and Institutional Shares of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund and Goldman Sachs Structured International Equity Fund dated December 29, 2006; (2) Class A, Class B, Class C and Institutional Shares of the Goldman Sachs Tollkeeper Fund, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio and Goldman Sachs Growth Strategy Portfolio dated April 28, 2006; and (3) Class A, Class B, Class C and Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund dated October 16, 2006 (Classes A, C and Institutional Shares) and December 15, 2006 (Class B Shares) are also incorporated by reference into this Proxy/ Prospectus. Each of these documents is on file with the

SEC, and is available without charge by calling or writing GST at the telephone number or address stated above. In addition, a current prospectus for each of the GST Funds that a particular Enterprise Multimanager Trust shareholder will own upon consummation of the Reorganizations accompanies this Proxy/Prospectus.
      The Annual Report for the AXA Enterprise Funds for the year ended October 31, 2006 can be obtained without charge by calling Enterprise Multimanager Trust at the telephone number stated above or by writing Enterprise Multimanager Trust at the following address: AXA Enterprise Multimanager Funds Trust, 1290 Avenue of the Americas, New York, New York 10104. The Annual Reports for the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund and Goldman Sachs Structured International Equity Fund for the year ended August 31, 2006, and the Annual Reports for the year ended December 31, 2005 and Semi-Annual Reports for the period ended June 30, 2006 for the Goldman Sachs Tollkeeper Fund, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio and Goldman Sachs Growth Strategy Portfolio can be obtained without charge by calling or writing GST at the telephone number or address stated above. Each of these documents together with other information about the AXA Enterprise Funds and the GST Funds is also available on the SEC’s website at www.sec.gov.
      This Proxy/Prospectus is expected to be first sent to shareholders on or about                     , 2007.
      The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.
      Shares of the AXA Enterprise Funds and the GST Funds are not deposits or obligations of or guaranteed or endorsed by any bank, AXA Equitable Life Insurance Company, Goldman Sachs Asset Management, L.P., Goldman, Sachs & Co. or any of their affiliates. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.

PROXY STATEMENT/ PROSPECTUS
Table of Contents

Page

SUMMARY	1
Board’s Consideration of the Reorganizations	1
The Reorganizations	2
Federal Income Tax Consequences of the Reorganizations	4
Voting Information	5
Proposal 1(a): Approval of the Reorganization of the AXA Enterprise Multimanager Core Equity Fund into the Goldman Sachs Structured U.S. Equity Fund pursuant to the Reorganization Agreement	5
Proposal 1(b): Approval of the Reorganization of the AXA Enterprise Multimanager Growth Fund into the Goldman Sachs Structured Large Cap Growth Fund pursuant to the Reorganization Agreement	20
Proposal 1(c): Approval of the Reorganization of the AXA Enterprise Multimanager Mid Cap Growth Fund into the Goldman Sachs Growth Opportunities Fund pursuant to the Reorganization Agreement	35
Proposal 1(d): Approval of the Reorganization of the AXA Enterprise Multimanager Mid Cap Value Fund into the Goldman Sachs Mid Cap Value Fund pursuant to the Reorganization Agreement	48
Proposal 1(e): Approval of the Reorganization of the AXA Enterprise Multimanager Value Fund into the Goldman Sachs Structured Large Cap Value Fund pursuant to the Reorganization Agreement	61
Proposal 1(f): Approval of the Reorganization of the AXA Enterprise Multimanager International Equity Fund into the Goldman Sachs Structured International Equity Fund pursuant to the Reorganization Agreement	74
Proposal 1(g): Approval of the Reorganization of the AXA Enterprise Multimanager Technology Fund into the Goldman Sachs Tollkeeper Fund pursuant to the Reorganization Agreement	87
Proposal 1(h): Approval of the Reorganization of the AXA Enterprise Multimanager Core Bond Fund into the Goldman Sachs Core Plus Fixed Income Fund pursuant to the Reorganization Agreement	100
Proposal 1(i): Approval of the Reorganization of the AXA Enterprise Aggressive Allocation Fund into the Goldman Sachs Equity Growth Strategy Portfolio pursuant to the Reorganization Agreement	113
Proposal 1(j): Approval of the Reorganization of the AXA Enterprise Conservative Allocation Fund into the Goldman Sachs Balanced Strategy Portfolio pursuant to the Reorganization Agreement	125
Proposal 1(k): Approval of the Reorganization of the AXA Enterprise Moderate Allocation Fund into the Goldman Sachs Growth and Income Strategy Portfolio pursuant to the Reorganization Agreement	138
Proposal 1(l): Approval of the Reorganization of the AXA Enterprise Moderate Plus Allocation Fund into the Goldman Sachs Growth Strategy Portfolio pursuant to the Reorganization Agreement	151
ADDITIONAL INFORMATION APPLICABLE TO ALL OF THE REORGANIZATIONS	165
Risks of Investing in the AXA Enterprise Funds and GST Funds	165
Reasons for the Reorganizations and Board Considerations	176
The Reorganization Agreement	179
Description of the Securities to be Issued	181
Federal Income Tax Consequences	182
Comparison of Enterprise Multimanager Trust’s and GST’s Charter Documents	183
ADDITIONAL INFORMATION ABOUT THE AXA ENTERPRISE FUNDS AND GST FUNDS	186
Investment Advisers and Advisory Fee Information	186
Other Service Providers	188
Administration Arrangements	188
Shareholder Transactions and Services of AXA Enterprise Funds and GST Funds	188
Financial Highlights	189
Materials Incorporated By Reference	212

Page

VOTING INFORMATION	212
OTHER INFORMATION	215
SHAREHOLDER INQUIRIES	217
APPENDIX A — Agreement and Plan of Reorganization	A-1
APPENDIX B — Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds	B-1
APPENDIX C — Comparison of the Investment Restrictions of the AXA Enterprise and GST Funds	C-1
APPENDIX D — Additional Information Regarding the AXA Enterprise Asset Allocation Funds and GST Asset Allocation Funds and Description of the Underlying Funds	D-1
APPENDIX E — Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds	E-1

ii

SUMMARY
      The following is a summary of certain information contained in this Proxy/ Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.
Board’s Consideration of the Reorganizations
      At a meeting held on October 23, 2006, AXA Financial, Inc. and AXA Equitable (“AXA”), the investment adviser to the AXA Enterprise Funds, informed the Enterprise Multimanager Trust Trustees that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that each AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of each AXA Enterprise Fund into its corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Multimanager Trust Trustees approve the proposed reorganizations.
      In addition to the October 23 meeting, the Enterprise Multimanager Trust Trustees met on December 7 and December 28, 2006 to consider the Reorganization Agreement and the Reorganization of each AXA Enterprise Fund into its Corresponding GST Fund. The Enterprise Multimanager Trust Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of Enterprise Multimanager Trust (the “Independent Enterprise Multimanager Trust Trustees”), together with their independent legal counsel, also met on November 13, 2006, and in executive session at the October 23 and December 7 meetings to consider the Reorganizations. After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Enterprise Multimanager Trust Trustees, including all of the Independent Enterprise Multimanager Trust Trustees, determined that participation in the Reorganizations, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each AXA Enterprise Fund and that the interests of the existing shareholders of each AXA Enterprise Fund will not be diluted as a result of the Reorganizations. For additional information, see “Additional Information Applicable to All of the Reorganizations — Reasons for the Reorganizations and Board Considerations below.”
      The Enterprise Multimanager Trust Trustees, including all of the Independent Enterprise Multimanager Trust Trustees, unanimously recommend that shareholders of each AXA Enterprise Fund approve the Reorganization Agreement.
      At a meeting held on                     , 2006, the GST Board of Trustees (the “GST Trustees”) similarly found that participation in the Reorganizations is in the best interests of each GST Fund and that the interests of the shareholders of each GST Fund will not be diluted as a result of the Reorganizations.

1

The Reorganizations
      The Reorganization Agreement provides for a separate Reorganization involving each AXA Enterprise Fund and its Corresponding GST Fund listed opposite its name below.

AXA Enterprise Funds	GST Funds

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares

2

AXA Enterprise Funds	GST Funds

AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
      Each GST Fund has investment objectives and policies that are similar to the corresponding AXA Enterprise Fund being reorganized into it. You should note that an investment in each Fund is subject to specific risks arising from the types of securities in which the Fund invests and general risks arising from investing in any mutual fund. There is no assurance that either Fund will meet its investment objective, and investors could lose money by investing in a Fund. As with all mutual funds, an investment in a Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.
      As set forth in the Reorganization Agreement, each Reorganization between an AXA Enterprise Fund and its Corresponding GST Fund would involve:

•	The acquisition of all of the assets of an AXA Enterprise Fund by its Corresponding GST Fund and the assumption by that GST Fund of all of the liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) of the AXA Enterprise Fund, in exchange for the number of shares of the corresponding classes of the GST Fund noted in the above chart having aggregate values equal to the net asset values of the shares of the AXA Enterprise Fund’s corresponding classes of shares noted in the above chart as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the Corresponding GST Fund’s corresponding classes of shares to each holder of Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares (as applicable) of the AXA Enterprise Fund as of the effective time of the Reorganization; and

•	The complete liquidation of the AXA Enterprise Fund.

3

      As a result of the Reorganizations, each AXA Enterprise Fund shareholder will become a shareholder of its Corresponding GST Fund and will hold, immediately after its Reorganization, shares in such Corresponding GST Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the AXA Enterprise Fund immediately prior to the effectiveness of the Reorganization. Each Reorganization is intended to be tax-free under the federal tax law (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position) and shareholders of the AXA Enterprise Funds will not pay any sales charge as a result of the Reorganizations.
      If approved, the Reorganizations will occur as of the opening of business on or about April 30, 2007, or another date selected by Enterprise Multimanager Trust and GST. Approval of each Reorganization requires the approval of the holders of a majority of the shares of the relevant AXA Enterprise Fund entitled to vote at the Special Meeting. See “Additional Information Applicable to All of the Reorganizations” and “Voting Information” below.
      At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Funds into the GST Funds, it is expected that, subject to shareholder approval requested in separate proxy statements, fourteen additional portfolios of the AXA Enterprise Funds Trust and one portfolio of The Enterprise Group of Funds, Inc. will be reorganized into corresponding funds of GST. In this regard, it is proposed that: (1) in addition to the AXA Enterprise Multimanager Core Equity Fund, the AXA Enterprise Capital Appreciation Fund will be reorganized into the Goldman Sachs Structured U.S. Equity Fund; and (2) in addition to the AXA Enterprise Multimanager Growth Fund, the AXA Enterprise Equity Fund will be reorganized into the Goldman Sachs Structured Large Cap Growth Fund. The Reorganizations will be completed whether or not the reorganizations of the portfolios of the AXA Enterprise Funds Trust or The Enterprise Group of Funds, Inc. is completed. However, no reorganization of any AXA Enterprise Fund will be consummated until either all of the AXA Enterprise Funds of Enterprise Multimanager Trust approve the Reorganization Agreement or shareholders of the AXA Enterprise Funds with combined total assets of at least $1,000,000,000 approve the Reorganization Agreement. Under certain circumstances detailed in the Reorganization Agreement, an AXA Enterprise Fund reorganization involving one or more AXA Enterprise Funds may be consummated with a lesser amount of combined total assets under management.
      Although each AXA Enterprise Fund has a similar investment objective and principal strategies to its Corresponding GST Fund, some of an AXA Enterprise Fund’s holdings may not be permissible portfolio holdings for its Corresponding GST Fund. Therefore, some portion of an AXA Enterprise Fund’s securities holdings may be sold prior to or immediately following the Reorganization. To the extent that an AXA Enterprise Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for an AXA Enterprise Fund to dispose of certain portfolio investments in connection with its Reorganization could result in selling such investments at a disadvantageous time and price. The sale of securities either prior to the Reorganization or shortly thereafter could result in the AXA Enterprise Fund or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM will pay the reasonable explicit brokerage commissions resulting from portfolio transactions executed on behalf of either Fund in connection with the Reorganization.
Federal Income Tax Consequences of the Reorganizations
      It is intended that the Reorganizations will not result in the recognition, for federal income tax purposes, of gain or loss by the AXA Enterprise Funds, the GST Funds or the former’s shareholders, although there can be no assurance that the Internal Revenue Service will not adopt a contrary position. However, immediately prior to its Reorganization, each AXA Enterprise Fund will declare and pay a distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of its Reorganization and all of its net capital gain, if any, recognized in those years. The sale of securities by an AXA Enterprise Fund prior to its Reorganization, whether in the ordinary course of business or

4

in anticipation of the Reorganization, could increase the amount of the final distribution it makes prior to the Reorganization.
      As a condition to the closing of each Reorganization, Enterprise Multimanager Trust and GST each will receive an opinion from GST’s counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations), to the effect that each Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Additional Information Applicable to All of the Reorganizations — Federal Income Tax Consequences,” below.
Voting Information
      The Enterprise Multimanager Trust Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on February 12, 2007, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Enterprise Multimanager Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.
Proposal 1(a): Approval of the Reorganization of the AXA Enterprise Multimanager Core Equity Fund into the Goldman Sachs Structured U.S. Equity Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager Core Equity Fund into the Goldman Sachs Structured U.S. Equity Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund

Investment Objective	Investment Objective
Seeks long-term growth of capital.	Seeks long-term growth of capital and dividend income.

5

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including at least 65% of its total assets in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments.

Each sub-adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. Among other things, these processes involve researching and evaluating individual companies for potential investment. Each sub-adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.	The Fund’s investments are selected using both a variety of quantitative techniques, derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The Fund seeks a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. The Fund is not required to limit its investments to securities in the S&P 500 Index. The Fund’s investments in fixed income securities are limited to securities that are considered cash equivalents.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund also may invest, to a limited extent, in foreign securities, including depositary receipts of foreign based companies, including companies in developing countries.	The Fund may make foreign investments, including American and global depositary receipts. The Fund generally does not invest in securities of emerging market issuers. Equity securities of foreign issuers must be traded in the United States.

6

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”); commercial paper rated at least A-2 by Standard & Poor’s Rating Group (“Standard & Poor’s” or “S&P”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable rating by another nationally recognized statistical rating organization (“NRSRO”); certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are AllianceBernstein Management L.P., Janus Capital Management LLC and Thornburg Investment Management, Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, polices and restrictions of the AXA Enterprise Multimanager Core Equity Fund and Goldman Sachs Structured U.S. Equity Fund are, in general, similar. One difference between the Funds is that the GST Fund seeks capital appreciation and dividend income as part of its objective, while the AXA Enterprise Fund seeks only capital appreciation. In addition, the GST Fund normally invests at least 80% of its Net Assets in equity investments in U.S. issuers (including foreign companies traded in the U.S.) and generally invests in a broadly diversified portfolio of large-cap and blue chip equity investments, while the AXA Enterprise Fund normally invests at least 80% of its net assets in equity securities, including at least 65% of its total assets in equity securities of U.S. large capitalization companies. Another difference regarding the Funds that should be noted is that the investment adviser for the GST Fund, unlike the investment sub-advisers for the AXA Enterprise Multimanager Core Equity Fund, relies primarily on a quantitative investment style.

7

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Multimanager	Goldman Sachs Structured
	Core Equity Fund	U.S. Equity Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Mid- and Small-Capitalization Risk		X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager Core Equity Fund and the Goldman Sachs Structured U.S. Equity Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Multimanager Core Equity Fund into the GST Fund and then assuming the Reorganization of both the AXA Enterprise Multimanager Core Equity Fund and the AXA Enterprise Capital Appreciation Fund into the GST Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.

8

      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Structured U.S. Equity Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists, (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., “pro forma figure 1”) and (4) the same GST Fund if both AXA Enterprise Funds are acquired by the single GST Fund (i.e., “pro forma figure 2”).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

9

Combined Fund Pro Forma
													Combined Fund Pro Forma						(AXA Enterprise
													(AXA Enterprise						Multimanager Core Equity
	AXA Enterprise												Multimanager						Fund + AXA Enterprise
	Multimanager						Goldman Sachs Structured						Core Equity Fund +						Capital Appreciation Fund +
	Core Equity Fund						U.S. Equity Fund						GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		5.50%	[1]	None		None		5.50%	[1]	None		None		5.50%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None		None		None		None		None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	None		None		None		None		None		None		None		None		None
Exchange Fees	None		None		None		None		None		None		None		None		None		None		None		None

																			Combined Fund Pro Forma
																			(AXA Enterprise
													Combined Fund Pro Forma						Multimanager Core Equity
	AXA Enterprise												(AXA Enterprise						Fund + AXA Enterprise
	Multimanager						Goldman Sachs Structured						Multimanager						Capital Appreciation Fund +
	Core Equity Fund						U.S. Equity Fund						Core Equity + GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%		1.00%		1.00%		0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.64%	[6]	0.64%	[6]	0.64%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses*	2.56%		2.56%		2.56%		0.25%	[7]	0.25%	[7]	0.25%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]

Total Fund Operating Expenses*	4.01%	[8]	4.56%	[8]	4.56%	[8]	1.15%		1.90%		1.90%		1.15%		1.90%		1.90%		1.13%		1.88%		1.88%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

																Combined Fund Pro Forma
										Combined Fund Pro Forma						(AXA Enterprise
										(AXA Enterprise						Multimanager Core Equity
	AXA Enterprise									Multimanager						Fund + AXA Enterprise
	Multimanager			Goldman Sachs Structured						Core Equity Fund +						Capital Appreciation Fund +
	Core Equity Fund			U.S. Equity Fund						GST Fund)						GST Fund

	Class A	Class B	Class C	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	0.55%	[6]	0.55%	[6]	0.55%	[6]	0.56%	[6]	0.56%	[6]	0.56%	[6]	0.54%	[6]	0.54%	[6]	0.54%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses	0.20%	0.20%	0.20%	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%[7]		0.19%[7]		0.19%[7]		0.19%[7]		0.19%[7]		0.19%[7]

Total Fund Operating Expenses (after current expense limitations)	1.65%[8]	2.20%[8]	2.20%[8]	0.99%		1.74%		1.74%		1.00%		1.75%		1.75%		0.98%		1.73%		1.73%

10

Combined Fund
Pro Forma
								Combined Fund			(AXA Enterprise Fund +
	AXA Enterprise				Goldman Sachs			Pro Forma (AXA			AXA Enterprise Capital
	Multimanager Core				Structured			Enterprise Fund +			Appreciation Fund + GST
	Equity Fund				U.S. Equity Fund			GST Fund)			Fund)

	Class P		Class Y		Class A		Institutional	Class A		Institutional	Class A		Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	[1]	None		5.50%	[1]	None	5.50%	[1]	None	5.50%	[1]	None
Maximum Deferred Sales Charge (Load)[2]	None	[4]	None		None	[1]	None	None	[1]	None	None	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None		None
Redemption Fees	2.00%	[5]	2.00%	[5]	None		None	None		None	None		None
Exchange Fees	None		None		None		None	None		None	None		None

													Combined Fund
													Pro Forma
									Combined Fund				(AXA Enterprise Fund +
	AXA Enterprise				Goldman Sachs				Pro Forma (AXA				AXA Enterprise Capital
	Multimanager Core				Structured				Enterprise Fund +				Appreciation Fund + GST
	Equity Fund				U.S. Equity Fund				GST Fund)				Fund)

	Class P		Class Y		Class A		Institutional		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%		1.00%		0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.64%	[6]	0.64%	[6]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None		0.25%		None
Other Expenses*	2.57%		2.57%		0.25%	[7]	0.10%	[7]	0.25%		0.10%		0.24%		0.09%

Total Fund Operating Expenses*	3.82%	[8]	3.57%	[8]	1.15%		0.75%		1.15%		0.75%		1.13%		0.73%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

													Combined Fund
													Pro Forma
									Combined Fund				(AXA Enterprise Fund +
	AXA Enterprise				Goldman Sachs				Pro Forma (AXA				AXA Enterprise Capital
	Multimanager Core				Structured				Enterprise Fund +				Appreciation Fund + GST
	Equity Fund				U.S. Equity Fund				GST Fund)				Fund)

	Class P		Class Y		Class A		Institutional		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%		1.00%		0.55%	[6]	0.55%	[6]	0.56%	[6]	0.56%	[6]	0.54%	[6]	0.54%	[6]
Distribution and Service (12b-1) Fees	0.25%		None		0.25%		None		0.25%		None		0.25%		None
Other Expenses	0.20%		0.20%		0.19%	[7]	0.04%	[7]	0.19%		0.04%		0.19%		0.04%

Total Fund Operating Expenses (after current expense limitations)	1.45%	[8]	1.20%	[8]	0.99%		0.59%		1.00%		0.60%		0.98%		0.58%

11

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a contingent deferred sales charge (“CDSC”) of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following fee reduction commitment for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured U.S. Equity Fund	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.65%. Additionally, GSAM is currently voluntarily waiving a portion of its management fee equal to 0.10% based on the average daily net assets of the GST Fund.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the fund invests, and extraordinary expenses) do not exceed 1.65% for Class A Shares, 2.20% for Class B and Class C Shares, 1.45% for Class P Shares and 1.20% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

For the twelve months ended August 31, 2006, a portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction, the Net Operating Expenses (after current expense limitations) for the AXA Enterprise Fund was 1.63% for Class A Shares, 2.18% for Class B and Class C Shares, 1.43% for Class P Shares and 1.18% for Class Y Shares.

12

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the “Combined Fund Pro forma figure 1”), and (4) the same GST fund if it acquires both the AXA Enterprise Fund and the AXA Enterprise Capital Appreciation Fund (i.e. the “Combined Fund Pro Forma, figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Multimanager Core Equity Fund
Class A Shares	$633	$1,412	$2,207	$4,263
Class B Shares[1]
- assuming complete redemption at end of period	$720	$1,541	$2,269	$4,315
- assuming no redemption	$220	$1,141	$2,069	$4,315
Class C Shares
- assuming complete redemption at end of period	$320	$1,141	$2,069	$4,425
- assuming no redemption	$220	$1,141	$2,069	$4,425
Class P Shares	$664	$1,403	$2,160	$4,131
Class Y Shares	$146	$881	$1,636	$3,622
AXA Enterprise Capital Appreciation Fund
Class A Shares	$628	$950	$1,295	$2,264
Class B Shares[1]
- assuming complete redemption at end of period	$716	$1,067	$1,344	$2,322
- assuming no redemption	$216	$667	$1,144	$2,322
Class C Shares
- assuming complete redemption at end of period	$316	$667	$1,144	$2,462
- assuming no redemption	$216	$667	$1,144	$2,462
Class Y Shares	$115	$359	$622	$1,375
Goldman Sachs Structured U.S. Equity Fund
Class A Shares	$661	$895	$1,148	$1,871
Class B Shares[1]
- assuming complete redemption at end of period	$693	$897	$1,226	$2,027
- assuming no redemption	$193	$597	$1,026	$2,027
Class C Shares
- assuming complete redemption at end of period	$293	$597	$1,026	$2,222
- assuming no redemption	$193	$597	$1,026	$2,222
Institutional Shares	$77	$240	$417	$930

13

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma (AXA Enterprise Multimanager Core Equity Fund + GST Fund)
Class A Shares	$661	$895	$1,148	$1,871
Class B Shares[1]
- assuming complete redemption at end of period	$693	$897	$1,226	$2,027
- assuming no redemption	$193	$597	$1,026	$2,027
Class C Shares
- assuming complete redemption at end of period	$293	$597	$1,026	$2,222
- assuming no redemption	$193	$597	$1,026	$2,222
Institutional Shares	$77	$240	$417	$930
Combined Fund Pro Forma (AXA Enterprise Multimanager Core Equity Fund + AXA Enterprise Capital Appreciation Fund + GST Fund)
Class A Shares	$659	$889	$1,138	$1,849
Class B Shares[1]
- assuming complete redemption at end of period	$691	$891	$1,216	$2,005
- assuming no redemption	$191	$591	$1,016	$2,005
Class C Shares
- assuming complete redemption at end of period	$291	$591	$1,016	$2,201
- assuming no redemption	$191	$591	$1,016	$2,201
Institutional Shares	$75	$233	$406	$906

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and Class P Shares and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable

14

Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Multimanager Core Equity Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/13/04)
Return Before Taxes	7.74%	NA	7.53%
Return After Taxes on Distributions[1]	6.47%	NA	6.63%
Return After Taxes on Distributions and Sale of Fund Shares[1]	6.52%	NA	6.37%
S&P 500 Index[2]	15.80%	NA	10.59%
Class B (inception 12/31/01)
Return Before Taxes	7.50%	4.41%	4.41%
S&P 500 Index	15.80%	6.19%	6.19%
Class C (inception 12/31/01)
Return Before Taxes	11.50%	4.74%	4.74%
S&P 500 Index	15.80%	6.19%	6.19%
Class P (inception 12/31/01)
Return Before Taxes	7.14%	4.36%	4.36%
S&P 500 Index	15.80%	6.19%	6.19%
Class Y (inception 12/31/01)
Return Before Taxes	13.77%	5.80%	5.80%
S&P 500 Index	15.80%	6.19%	6.19%

15

Goldman Sachs Structured U.S. Equity Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 5/24/91)
Return Before Taxes	13.03%	7.05%	8.22%
Return After Taxes on Distributions[1]	6.17%	5.66%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.29%	5.03%	6.26%
S&P 500 Index[2]	15.79%	6.19%	8.42%
Class B (inception 5/1/96)
Return Before Taxes	12.24%	6.26%	7.46%
S&P 500 Index	15.79%	6.19%	8.42%
Class C (inception 8/15/97)
Return Before Taxes	12.22%	6.27%	5.39%
S&P 500 Index	15.79%	6.19%	6.32%

Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the performance of the Class A Shares of the GST Fund is shown above.
Institutional Class (inception 6/15/95)
Return Before Taxes	13.51%	7.48%	8.70%
S&P 500 Index	15.79%	6.19%	8.42%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, Class P and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.

16

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

	AXA Enterprise Multimanager	Goldman Sachs Structured
	Core Equity Fund	U.S. Equity Fund

Sales charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

17

	AXA Enterprise Multimanager	Goldman Sachs Structured
	Core Equity Fund	U.S. Equity Fund

	Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

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	AXA Enterprise Multimanager	Goldman Sachs Structured
	Core Equity Fund	U.S. Equity Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization, because more than one AXA Enterprise Fund is being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Multimanager Core Equity Fund being reorganized into the GST Fund.

							Pro Forma
	AXA Enterprise	AXA Enterprise	Goldman Sachs		Pro Forma		Combined Fund
	Multimanager	Capital	Structured		Combined Fund		(Fund A +
	Core Equity	Appreciation	U.S. Equity	Pro Forma	(Fund A +	Pro Forma	Fund B +
	Fund (Fund A)	Fund (Fund B)	Fund* (Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$587 (Class A Shares)	$192,169 (Class A Shares)	$611,999 (Class A Shares)	$0	$612,586 (Class A Shares)	$3,781	$808,536 (Class A Shares)
	$323 (Class B Shares)	$67,065 (Class B Shares)	$78,110 (Class B Shares)	$0	$78,433 (Class B Shares)	$0	$145,498 (Class B Shares)
	$324 (Class C Shares)	$64,690 (Class C Shares)	$36,628 (Class C Shares)	$0	$36,952 (Class C Shares)	$0	$101,642 (Class C Shares)
	$3,781 (Class P Shares)			$0		$(3,781)
	$6,900 (Class Y Shares)	$65,267 (Class Y Shares)	$644,250 (Institutional Shares)	$0	$651,150 (Institutional Shares)	$0	$716,417 (Institutional Shares)

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							Pro Forma
	AXA Enterprise	AXA Enterprise	Goldman Sachs		Pro Forma		Combined Fund
	Multimanager	Capital	Structured		Combined Fund		(Fund A +
	Core Equity	Appreciation	U.S. Equity	Pro Forma	(Fund A +	Pro Forma	Fund B +
	Fund (Fund A)	Fund (Fund B)	Fund* (Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Asset Value Per Share:	$11.34 (Class A Shares)	$34.08 (Class A Shares)	$31.79 (Class A Shares)	$(11.34)	$31.79 (Class A Shares)	$(45.42)	$31.79 (Class A Shares)
	$11.05 (Class B Shares)	$31.34 (Class B Shares)	$29.92 (Class B Shares)	$(11.05)	$29.92 (Class B Shares)	$(42.39)	$29.92 (Class B Shares)
	$11.05 (Class C Shares)	$32.25 (Class C Shares)	$29.78 (Class C Shares)	$(11.05)	$29.78 (Class C Shares)	$(43.30)	$29.78 (Class C Shares)
	$11.35 (Class P Shares)					$(11.35)
	$11.39 (Class Y Shares)	$35.61 (Class Y Shares)	$32.48 (Institutional Shares)	$(11.39)	$32.48 (Institutional Shares)	$(47.00)	$32.48 (Institutional Shares)
Shares Outstanding:	52 (Class A Shares)	5,639 (Class A Shares)	19,251 (Class A Shares)	(33)	19,270 (Class A Shares)	492	25,433 (Class A Shares)
	29 (Class B Shares)	2,140 (Class B Shares)	2,611 (Class B Shares)	(18)	2,622 (Class B Shares)	83	4,863 (Class B Shares)
	29 (Class C Shares)	2,006 (Class C Shares)	1,230 (Class C Shares)	(18)	1,241 (Class C Shares)	148	3,413 (Class C Shares)
	333 (Class P Shares)					(333)
	606 (Class Y Shares)	1,833 (Class Y Shares)	19,835 (Institutional Shares)	(394)	20,047 (Institutional Shares)	(217)	22,057 (Institutional Shares)

*	The Goldman Sachs Structured U.S. Equity Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(b): Approval of the Reorganization of the AXA Enterprise Multimanager Growth Fund into the Goldman Sachs Structured Large Cap Growth Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager Growth Fund into the Goldman Sachs Structured Large Cap Growth Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The GST Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA

20

Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Multimanager	Goldman Sachs Structured Large Cap
Growth Fund	Growth Fund

Investment Objective	Investment Objective
Seeks long-term growth of capital.	Seeks long-term growth of capital. Dividend income is a secondary consideration. The Fund seeks this objective through a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest primarily in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the Russell 1000® Growth Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund is not required to limit its investments to securities in the Russell 1000® Growth Index. The capitalization range of the Russell 1000® Growth Index is currently between $1.369 billion and $432.114 billion.

The sub-advisers focus on identifying companies expected to grow at a faster rate than the U.S. economy. This process involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, including to seek more attractive growth prospects.	The adviser emphasizes a company’s growth prospects in analyzing equity investments to be purchased by the Fund. The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return. The Fund maintains the risk, style, capitalization and industry characteristics similar to the Russell 1000® Growth Index. The Fund seeks to maximize expected return while maintaining characteristics similar to its benchmark which generally consists of companies with above average capitalizations and earnings growth expectations and below average dividend yields.

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AXA Enterprise Multimanager	Goldman Sachs Structured Large Cap
Growth Fund	Growth Fund

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund also may invest, to a limited extent, in foreign securities, including depositary receipts of foreign based companies, including companies in developing countries.	The Fund may make foreign investments, including ADRs and global depositary receipts. The Fund generally does not invest in securities of emerging market issuers. Equity securities of foreign issuers must be traded in the United States.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements; non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are AllianceBernstein L.P., RCM Capital Management LLC and TCW Investment Management Company.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Multimanager Growth Fund and Goldman Sachs Structured Large Cap Growth Fund are, in general, similar. One difference that should be noted is that the GST Fund normally is required to invest at least 80% of its Net Assets in equity investments in large-cap U.S. issuers (including foreign issuers that are traded in the U.S.), while the AXA Enterprise Fund is required to invest at least 65% of its assets in such securities. In addition, the AXA Enterprise Fund defines large capitalization companies as companies with market capitalization in excess of $5 billion at the time of investment, while the investment adviser for the GST Fund targets equity investments that fall within the capitalization range of the Russell 1000® Growth Index, which is currently between $1.369 million and $432.114 billion. One other difference is that the investment adviser to the GST Fund uses a quantitative investment style unlike the investment advisers for the AXA Enterprise Fund.
Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an

22

explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations  — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

Goldman Sachs
	AXA Enterprise	Structured Large Cap
	Multimanager Growth Fund	Growth Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Mid and Small Capitalization Risk		X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager Growth Fund and the Goldman Sachs Structured Large Cap Growth Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Multimanager Growth Fund into the GST Fund and then assuming the reorganization of both the AXA Enterprise Multimanager Growth Fund and the AXA Enterprise Equity Fund into the GST Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Structured Large Cap Growth Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.

23

      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists, (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., “pro forma figure 1”) and (4) the same GST Fund if both AXA Enterprise Funds are acquired by the single GST Fund (i.e., “pro forma figure 2”).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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Combined Fund Pro Forma
											Combined Fund Pro Forma				(AXA Enterprise
											(AXA Enterprise				Multimanager Growth
	AXA Enterprise						Goldman Sachs Structured				Multimanager Growth				Fund + AXA Enterprise
	Multimanager Growth Fund						Large Cap Growth Fund				Fund + GST Fund)				Equity Fund + GST Fund)

	Class A		Class B		Class C		Class A		Class B	Class C	Class A		Class B	Class C	Class A		Class B	Class C
	Shares		Shares		Shares		Shares		Shares	Shares	Shares		Shares	Shares	Shares		Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		5.50%	[1]	None	None	5.50%	[1]	None	None	5.50%	[1]	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00% [3]	1.00% [4]	None	[1]	5.00% [3]	1.00% [4]	None	[1]	5.00% [3]	1.00% [4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None	None	None		None	None	None		None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	None		None	None	None		None	None	None		None	None
Exchange Fees	None		None		None		None		None	None	None		None	None	None		None	None

																Combined Fund Pro Forma
										Combined Fund Pro Forma						(AXA Enterprise
										(AXA Enterprise						Multimanager Growth
	AXA Enterprise			Goldman Sachs Structured						Multimanager Growth						Fund + AXA Enterprise
	Multimanager Growth Fund			Large Cap Growth Fund						Fund + GST Fund)						Equity Fund + GST Fund)

	Class A	Class B	Class C	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses*	2.87%	2.86%	2.86%	0.26%	[7]	0.26%	[7]	0.26%	[7]	0.25%	[7]	0.25%	[7]	0.25%	[7]	0.25%	[7]	0.25%	[7]	0.25%	[7]

Total Fund Operating Expenses*	4.32% [8]	4.86% [8]	4.86% [8]	1.16%		1.91%		1.91%		1.15%		1.90%		1.90%		1.15%		1.90%		1.90%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

																Combined Fund Pro Forma
										Combined Fund Pro Forma						(AXA Enterprise
										(AXA Enterprise						Multimanager Growth
	AXA Enterprise			Goldman Sachs Structured						Multimanager Growth						Fund + AXA Enterprise
	Multimanager Growth Fund			Large Cap Growth Fund						Fund + GST Fund)						Equity Fund + GST Fund)

	Class A	Class B	Class C	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	0.55%	[6]	0.55%	[6]	0.55%	[6]	0.56%	[6]	0.56%	[6]	0.56%	[6]	0.56%	[6]	0.56%	[6]	0.56%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses	0.20%	0.20%	0.20%	0.20%	[7]	0.20%	[7]	0.20%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.65% [8]	2.20% [8]	2.20% [8]	1.00%		1.75%		1.75%		1.00%		1.75%		1.75%		1.00%		1.75%		1.75%

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Combined Fund Pro
Forma (AXA Enterprise
							Combined Fund Pro			Multimanager Growth
	AXA Enterprise			Goldman Sachs			Forma (AXA Enterprise			Fund + AXA Enterprise
	Multimanager			Structured Large Cap			Multimanager Growth			Equity Fund
	Growth Fund			Growth Fund			Fund + GST Fund)			+ GST Fund)

	Class P		Class Y	Class A		Institutional	Class A		Institutional	Class A		Institutional
	Shares		Shares	Shares		Shares	Shares		Shares	Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	[1]	None	5.50%	[1]	None	5.50%	[1]	None	5.50%	[1]	None
Maximum Deferred Sales Charge (Load)[2]	None	[4]	None	None	[1]	None	None	[1]	None	None	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None		None	None		None	None		None
Redemption Fees	2.00%	[5]	2.00% [5]	None		None	None		None	None		None
Exchange Fees	None		None	None		None	None		None	None		None

											Combined Fund Pro
											Forma (AXA Enterprise
							Combined Fund Pro				Multimanager Growth
	AXA Enterprise		Goldman Sachs				Forma (AXA Enterprise				Fund + AXA Enterprise
	Multimanager		Structured Large Cap				Multimanager Growth				Equity Fund
	Growth Fund		Growth Fund				Fund + GST Fund)				+ GST Fund)

	Class P	Class Y	Class A		Institutional		Class A		Institutional		Class A		Institutional
	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]	0.65%	[6]
Distribution and Service (12b-1) Fees	0.25%	None	0.25%		None		0.25%		None		0.25%		None
Other Expenses*	2.89%	2.89%	0.26%	[7]	0.11%	[7]	0.25%	[7]	0.10%	[7]	0.25%	[7]	0.10%	[7]

Total Fund Operating Expenses*	4.14% [8]	3.89% [8]	1.16%		0.76%		1.15%		0.75%		1.15%		0.75%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

											Combined Fund Pro
											Forma (AXA Enterprise
							Combined Fund Pro				Multimanager Growth
	AXA Enterprise		Goldman Sachs				Forma (AXA Enterprise				Fund + AXA Enterprise
	Multimanager		Structured Large Cap				Multimanager Growth				Equity Fund
	Growth Fund		Growth Fund				Fund + GST Fund)				+ GST Fund)

	Class P	Class Y	Class A		Institutional		Class A		Institutional		Class A		Institutional
	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	0.55%	[6]	0.55%	[6]	0.56%	[6]	0.56%	[6]	0.56%	[6]	0.56%	[6]
Distribution and Service (12b-1) Fees	0.25%	None	0.25%		None		0.25%		None		0.25%		None
Other Expenses	0.20%	0.20%	0.20%	[7]	0.05%	[7]	0.18%	[7]	0.04%	[7]	0.18%	[7]	0.04%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.45% [8]	1.20% [8]	1.00%		0.60%		0.99%		0.60%		0.99%		0.60%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following fee reduction commitment for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured Large Cap Growth Fund	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.65%. Additionally, GSAM is currently voluntarily waiving a portion of its management fee equal to 0.10% based on the average daily net assets of the GST Fund.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and extraordinary expenses) do not exceed 1.65% for Class A Shares, 2.20% for Class B and Class C Shares, 1.45% for Class P Shares and 1.20% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

For the twelve months ended August 31, 2006, a portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction, the Net Operating Expenses (after current expense limitations) for the AXA Enterprise Fund was 1.63% for Class A Shares, 2.18% for Class B and Class C Shares, 1.43% for Class P Shares and 1.18% for Class Y Shares.

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     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the “Combined Fund Pro forma figure 1”) and (4) the same GST Fund of both the AXA Enterprise Fund and the AXA Enterprise Equity Fund are acquired by the single GST Fund (i.e., the “Combined Fund Pro forma figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Multimanager Growth Fund
Class A Shares	$633	$1,467	$2,312	$4,477
Class B Shares[1]
- assuming complete redemption at end of period	$720	$1,595	$2,372	$4,523
- assuming no redemption	$220	$1,195	$2,172	$4,523
Class C Shares
- assuming complete redemption at end of period	$320	$1,198	$2,179	$4,641
- assuming no redemption	$220	$1,198	$2,179	$4,641
Class P Shares	$688	$1,484	$2,293	$4,379
Class Y Shares	$121	$916	$1,729	$3,842
Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	$662	$898	$1,153	$1,881
Class B Shares[1]
- assuming complete redemption at end of period	$694	$900	$1,232	$2,038
- assuming no redemption	$194	$600	$1,032	$2,038
Class C Shares
- assuming complete redemption at end of period	$294	$600	$1,032	$2,233
- assuming no redemption	$194	$600	$1,032	$2,233
Institutional Shares	$78	$243	$422	$942
Combined Fund Pro Forma (AXA Enterprise Multimanager Growth Fund + GST Fund)
Class A Shares	$662	$898	$1,153	$1,881
Class B Shares[1]
- assuming complete redemption at end of period	$694	$900	$1,232	$2,038
- assuming no redemption	$194	$600	$1,032	$2,038
Class C Shares
- assuming complete redemption at end of period	$294	$600	$1,032	$2,233
- assuming no redemption	$194	$600	$1,032	$2,233
Institutional Shares	$78	$243	$422	$942

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	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma (AXA Enterprise Multimanager Growth Fund + AXA Enterprise Equity Fund + GST Fund)
Class A Shares	$661	$895	$1,148	$1,871
Class B Shares[1]
- assuming complete redemption at end of period	$693	$897	$1,226	$2,027
- assuming no redemption	$193	$597	$1,026	$2,027
Class C Shares
- assuming complete redemption at end of period	$293	$597	$1,026	$2,222
- assuming no redemption	$193	$597	$1,026	$2,222
Institutional Shares	$77	$240	$417	$930

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and Class P Shares and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

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      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Multimanager Growth Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/13/04)
Return Before Taxes	-5.32%	NA	0.68%
Return After Taxes on Distributions[1]	-5.32%	NA	0.68%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-3.46%	NA	0.58%
Russell 1000 Growth Index[2]	9.07%	NA	7.64%
Class B (inception 12/31/01)
Return Before Taxes	-6.05%	-0.63%	-0.63%
Russell 1000 Growth Index	9.07%	2.69%	2.69%
Class C (inception 12/31/01)
Return Before Taxes	-2.09%	-0.25%	-0.25%
Russell 1000 Growth Index	9.07%	2.69%	2.69%
Class P (inception 12/31/01)
Return Before Taxes	-5.91%	-0.62%	-0.62%
Russell 1000 Growth Index	9.07%	2.69%	2.69%
Class Y (inception 12/31/01)
Return Before Taxes	-0.10%	0.76%	0.76%
Russell 1000 Growth Index	9.07%	2.69%	2.69%

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Goldman Sachs Structured Large Cap Growth Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 11/11/91)
Return Before Taxes	7.76%	3.58%	5.48%
Return After Taxes on Distributions[1]	1.85%	2.41%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.22%	2.07%	3.42%
Russell 1000 Growth Index[2]	9.07%	2.69%	5.44%
Class B (inception 5/1/97)	6.97%	2.81%	4.01%
Return Before Taxes
Russell 1000 Growth Index	9.07%	2.69%	4.87%
Class C (inception 8/15/97)	6.97%	2.81%	2.32%
Return Before Taxes
Russell 1000 Growth Index	9.07%	2.69%	3.23%

Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the performance of the Class A Shares of the GST Fund is shown above.
Institutional Class (inception 5/1/97)
Return Before Taxes	8.20%	4.00%	5.87%
Russell 1000 Growth Index	9.07%	2.69%	5.44%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, Class P and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index® is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

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Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

	AXA Enterprise	Goldman Sachs Structured
	Multimanager Growth Fund	Large Cap Growth Fund

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

32

	AXA Enterprise	Goldman Sachs Structured
	Multimanager Growth Fund	Large Cap Growth Fund

	Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for certain shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

33

	AXA Enterprise	Goldman Sachs Structured
	Multimanager Growth Fund	Large Cap Growth Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization where more than one AXA Enterprise Fund is being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Multimanager Growth Fund being reorganized into the GST Fund.

			Goldman Sachs				Pro forma
	AXA Enterprise		Structured Large		Pro forma		Combined Fund
	Multimanager	AXA Enterprise	Cap Growth		Combined Fund		(Fund A +
	Growth Fund	Equity Fund	Fund*	Pro Forma	(Fund A +	Pro Forma	Fund B +
	(Fund A)	(Fund B)	(Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$807 (Class A Shares)	$43,197 (Class A Shares)	$310,386 (Class A Shares)	$0	$311,193 (Class A Shares)	$3,072	$357,462 (Class A Shares)
	$347 (Class B Shares)	$33,720 (Class B Shares)	$41,947 (Class B Shares)	$0	$42,293 (Class B Shares)	$0	$76,013 (Class B Shares)
	$239 (Class C Shares)	$23,498 (Class C Shares)	$22,811 (Class C Shares)	$0	$23,050 (Class C Shares)	$0	$46,548 (Class C Shares)
	$3,072 (Class P Shares)					$(3,072)
	$5,930 (Class Y Shares)	$7,545 (Class Y Shares)	$488,448 (Institutional Shares)	$0	$494,378 (Institutional Shares)	$0	$501,923 (Institutional Shares)

34

			Goldman Sachs				Pro forma
	AXA Enterprise		Structured Large		Pro forma		Combined Fund
	Multimanager	AXA Enterprise	Cap Growth		Combined Fund		(Fund A +
	Growth Fund	Equity Fund	Fund*	Pro Forma	(Fund A +	Pro Forma	Fund B +
	(Fund A)	(Fund B)	(Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Asset Value Per Share:	$9.46 (Class A Shares)	$6.00 (Class A Shares)	$13.20 (Class A Shares)	$(9.46)	$13.20 (Class A Shares)	$(15.46)	$13.20 (Class A Shares)
	$9.22 (Class B Shares)	$5.72 (Class B Shares)	$12.33 (Class B Shares)	$(9.22)	$12.33 (Class B Shares)	$(14.94)	$12.33 (Class B Shares)
	$9.21 (Class C Shares)	$5.73 (Class C Shares)	$12.34 (Class C Shares)	$(9.21)	$12.34 (Class C Shares)	$(14.94)	$12.34 (Class C Shares)
	$9.49 (Class P Shares)
	$9.55 (Class Y Shares)	$6.21 (Class Y Shares)	$13.58 (Institutional Shares)	$(9.55)	$13.58 (Institutional Shares)	$(15.76)	$13.58 (Institutional Shares)

Shares Outstanding:	85 (Class A Shares)	7,196 (Class A Shares)	23,521 (Class A Shares)	24	23,582 (Class A Shares)	$(3,714)	27,088 (Class A Shares)
	38 (Class B Shares)	5,892 (Class B Shares)	3,401 (Class B Shares)	9	3,429 (Class B Shares)	$(3,167)	6,164 (Class B Shares)
	26 (Class C Shares)	4,101 (Class C Shares)	1,849 (Class C Shares)	7	1,868 (Class C Shares)	$(2,203)	3,773 (Class C Shares)
	324 (Class P Shares)
	621 (Class Y Shares)	1,215 (Class Y Shares)	35,974 (Institutional Shares)	184	36,411 (Institutional Shares)	$(843)	36,967 (Institutional Shares)

*	The Goldman Sachs Structured Large Cap Growth Fund will be the accounting survivor for financial statement purposes.
*     *     *     *     *
Proposal 1(c): Approval of the Reorganization of the AXA Enterprise Multimanager Mid Cap Growth Fund into the Goldman Sachs Growth Opportunities Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager Mid Cap Growth Fund into the Goldman Sachs Growth Opportunities Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The AXA Enterprise Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the

35

AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Multimanager	Goldman Sachs Growth
Mid Cap Growth Fund	Opportunities Fund

Investment Objective	Investment Objective
Seeks long-term growth of capital.	Seeks long-term growth of capital.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment. The market capitalization of companies included in this index currently (as of December 31, 2006) ranges from approximately $1.18 billion to $21.43 billion.	The Fund invests, under normal circumstances, at least 90% of its Total Assets in equity investments with a primary focus on mid-cap companies.

The sub-advisers utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle. In choosing investments, sub- advisers utilize a process that involves researching and evaluating individual companies for potential investment. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.	The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the adviser to be strategically positioned for long-term growth.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund, to a limited extent, may invest in foreign securities, including depositary receipts of foreign based companies, including companies in developing countries.

36

AXA Enterprise Multimanager	Goldman Sachs Growth
Mid Cap Growth Fund	Opportunities Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are AllianceBernstein L.P., Franklin Advisers, Inc. and Provident Investment Counsel, Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Multimanager Mid Cap Growth Fund and Goldman Sachs Growth Opportunities Fund are, in general, similar. One difference that should be noted is that the GST Fund normally is required to invest at least 90% of its Total Assets in equity investments and has a primary focus on mid-cap companies, while the AXA Enterprise Fund normally is required to invest at least 80% of its net assets in equity securities of mid-cap companies at the time of investment. Another difference is that the GST Fund may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies, while the AXA Enterprise Fund may invest up to 20% of its assets in such securities.

37

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Multimanager	Goldman Sachs Growth
	Mid Cap Growth Fund	Opportunities Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Investment Style Risk	X	X
Mid Cap Risk	X	X
Small Cap Risk		X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager Mid Cap Growth Fund and the Goldman Sachs Growth Opportunities Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by

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assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Growth Opportunities Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise Multimanager							Goldman Sachs
	Mid Cap Growth Fund							Growth Opportunities Fund					Combined Fund Pro Forma

	Class A		Class B	Class C	Class P		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares	Shares	Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%[1]		None	None	5.50%[1]		None	5.50%[1]		None	None	None	5.50%[1]		None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%[3]	1.00%[4]	None	[4]	None	None	[1]	5.00%[3]	1.00%[4]	None	None	[1]	5.00%[3]	1.00%[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None	None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%[5]		2.00%[5]	2.00%[5]	2.00%[5]		2.00%[5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None	None	None		None	None		None	None	None	None		None	None	None

	AXA Enterprise					Goldman Sachs
	Multimanager Mid Cap Growth Fund					Growth Opportunities Fund				Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.20%	1.20%	1.20%	1.20%	1.20%	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	0.99%[6]	0.99%[6]	0.99%[6]	0.99%[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses*	2.38%	2.37%	2.37%	2.40%	2.40%	0.23%[7]	0.23%[7]	0.23%[7]	0.08%[7]	0.22%[7]	0.22%[7]	0.22%[7]	0.07%[7]

Total Fund Operating Expenses*	4.03%[8]	4.57%[8]	4.57%[8]	3.85%[8]	3.60%[8]	1.47%	2.22%	2.22%	1.07%	1.47%	2.22%	2.22%	1.07%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise					Goldman Sachs
	Multimanager Mid Cap Growth Fund					Growth Opportunities Fund				Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.16%	1.16%	1.16%	1.16%	1.16%	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	0.99%[6]	0.99%[6]	0.99%[6]	0.99%[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.22%[7]	0.22%[7]	0.22%[7]	0.08%[7]	0.23%[7]	0.23% [7]	0.23%[7]	0.07%[7]

Total Fund Operating Expenses (after current expense limitations)	1.90% [8]	2.45%[8]	2.45%[8]	1.70%[8]	1.45%[8]	1.47%	2.22%	2.22%	1.07%	1.47%	2.22%	2.22%	1.07%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following fee reduction commitment for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Growth Opportunities Fund	1.00%	First $2 Billion
	0.90%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 1.00%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.114% of the GST Fund’s average daily net assets. The expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the fund invests, and extraordinary expenses) do not exceed 1.90% for Class A Shares, 2.45% for Class B and Class C Shares, 1.70% for Class P Shares and 1.45% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

For the twelve months ended August 31, 2006, a portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction, the Net Operating Expenses (after current expense limitations) for the AXA Enterprise Fund was 1.86% for Class A Shares, 2.41% for Class B and Class C Shares, 1.66% for Class P Shares and 1.41% for Class Y Shares.

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     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Multimanager Mid Cap Growth Fund
Class A Shares	$657	$1,440	$2,238	$4,301
Class B Shares[1]
- assuming complete redemption at end of period	$746	$1,567	$2,297	$4,349
- assuming no redemption	$246	$1,167	$2,097	$4,349
Class C Shares
- assuming complete redemption at end of period	$346	$1,167	$2,097	$4,457
- assuming no redemption	$246	$1,167	$2,097	$4,457
Class P Shares	$712	$1,456	$2,218	$4,200
Class Y Shares	$146	$886	$1,648	$3,646
Goldman Sachs Growth Opportunities Fund
Class A Shares	$691	$989	$1,390	$2,211
Class B Shares[1]
- assuming complete redemption at end of period	$725	$994	$1,390	$2,365
- assuming no redemption	$225	$694	$1,190	$2,365
Class C Shares
- assuming complete redemption at end of period	$325	$694	$1,190	$2,554
- assuming no redemption	$225	$694	$1,190	$2,554
Institutional Shares	$109	$340	$590	$1,306
Combined Fund Pro Forma
Class A Shares	$691	$989	$1,390	$2,211
Class B Shares[1]
- assuming complete redemption at end of period	$725	$994	$1,390	$2,365
- assuming no redemption	$225	$694	$1,190	$2,365
Class C Shares
- assuming complete redemption at end of period	$325	$694	$1,190	$2,554
- assuming no redemption	$225	$694	$1,190	$2,554
Institutional Shares	$109	$340	$590	$1,306

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should

42

not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and Class P Shares and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

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AXA Enterprise Multimanager Mid Cap Growth Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/13/04)
Return Before Taxes	4.24%	NA	7.27%
Return After Taxes on Distributions[1]	2.94%	NA	6.62%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.49%	NA	6.22%
Russell Midcap Growth Index[2]	10.66%	NA	12.30%
Class B (inception 12/31/01)
Return Before Taxes	3.79%	1.87%	1.87%
Russell Midcap Growth Index	10.66%	8.22%	8.22%
Class C (inception 12/31/01)
Return Before Taxes	7.77%	2.22%	2.22%
Russell Midcap Growth Index	10.66%	8.22%	8.22%
Class P (inception 12/31/01)
Return Before Taxes	3.47%	1.86%	1.86%
Russell Midcap Growth Index	10.66%	8.22%	8.22%
Class Y (inception 12/31/01)
Return Before Taxes	9.82%	3.26%	3.26%
Russell Midcap Growth Index	10.66%	8.22%	8.22%
Goldman Sachs Growth Opportunities Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 5/24/99)
Return Before Taxes	6.14%	4.37%	12.93%
Return After Taxes on Distributions[1]	-0.43%	2.89%	11.61%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.25%	2.74%	10.56%
Russell Midcap Growth Index[2]	10.66%	8.21%	5.34%
Class B (inception 5/24/99)
Return Before Taxes	5.30%	3.58%	12.18%
Russell Midcap Growth Index	10.66%	8.21%	5.34%
Class C (inception 5/24/99)
Return Before Taxes	5.29%	3.59%	12.09%
Russell Midcap Growth Index	10.66%	8.21%	5.34%

Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the performance of the Class A Shares of the GST Fund is shown above.
Institutional Class (inception 5/24/99)
Return Before Taxes	6.51%	4.78%	13.37%
Russell Midcap Growth Index	10.66%	8.21%	5.34%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, Class P and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax

44

situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell Midcap® Growth Index is an unmanaged index which measures the performance of the bottom 800 companies in the Russell 1000® Index with a greater than average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

AXA Enterprise Multimanager
	Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

45

AXA Enterprise Multimanager
	Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund

	Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/ service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

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AXA Enterprise Multimanager
	Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise
	Multimanager Mid	Goldman Sachs Growth	Pro Forma	Pro Forma
	Cap Growth Fund	Opportunities Fund*	Adjustments	Combined Fund

Net Assets:	$2,193 (Class A Shares)	$908,135 (Class A Shares)	$4,467	$914,795 (Class A Shares)
	$844 (Class B Shares)	$69,240 (Class B Shares)	$(0)	$70,084 (Class B Shares)
	$548 (Class C Shares)	$113,383 (Class C Shares)	$0	$113,931 (Class C Shares)
	$4,467 Class P Shares)		$(0)
	$6,886 (Class Y Shares)	$771,166 (Institutional Shares)	$(4,467)	$778,052 (Institutional Shares)

Net Asset Value Per Share:	$10.64 (Class A Shares)	$20.81 (Class A Shares)	$(10.64)	$20.81 (Class A Shares)
	$10.29 (Class B Shares)	$19.80 (Class B Shares)	$(10.29)	$19.80 (Class B Shares)
	$10.28 (Class C Shares)	$19.66 (Class C Shares)	$(10.28)	$19.66 (Class C Shares)
	$10.66 (Class P Shares)

47

	AXA Enterprise
	Multimanager Mid	Goldman Sachs Growth	Pro Forma	Pro Forma
	Cap Growth Fund	Opportunities Fund*	Adjustments	Combined Fund

	$10.79 (Class Y Shares)	$21.45 (Institutional Shares)	$(10.79)	$21.45 (Institutional Shares)
Shares Outstanding:	206 (Class A Shares)	43,630 (Class A Shares)	114	43,950 (Class A Shares)
	82 (Class B Shares)	3,497 (Class B Shares)	(39)	3,540 (Class B Shares)
	53 (Class C Shares)	5,768 (Class C Shares)	(25)	5,796 (Class C Shares)
	419 (Class P Shares)		(317)
	638 (Class Y Shares)	35,955 (Institutional Shares)	(419)	36,276 (Institutional Shares)

*	The Goldman Sachs Growth Opportunities Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(d): Approval of the Reorganization of the AXA Enterprise Multimanager Mid Cap Value Fund into the Goldman Sachs Mid Cap Value Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager Mid Cap Value Fund into the Goldman Sachs Mid Cap Value Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

48

AXA Enterprise Multimanager	Goldman Sachs
Mid Cap Value Fund	Mid Cap Value Fund

Investment Objective	Investment Objective
Seeks long-term growth of capital.	Seeks long-term capital appreciation

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. Mid-capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap® Value Index at the time of investment. The capitalization of the Russell Midcap® Value Index is currently between $1.3 billion and $19 billion.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization of the Russell Midcap® Value Index is currently between $1.3 billion and $19 billion.

The sub-advisers utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment by the Fund. This approach will often lead the Fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.	The investment adviser focuses on mid-cap U.S. equity investments that are believed to be undervalued or undiscovered by the market place.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund also may invest, to a limited extent, in foreign securities, including depositary receipts of foreign based companies, including companies in developing countries.	Although the Fund invests primarily in publicly- traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

49

AXA Enterprise Multimanager	Goldman Sachs
Mid Cap Value Fund	Mid Cap Value Fund

The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment, foreign securities and fixed- income securities, such as government, corporate and bank debt obligations.	The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed-income securities such as government, corporate and bank debt obligations.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are AXA Rosenberg Investment Management LLC, TCW Investment Management Company and Wellington Management Company, LLP.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Multimanager Mid Cap Value Fund and Goldman Sachs Mid Cap Value Fund are, in general, similar. One difference that should be noted is that the GST Fund may invest up to 25% of its Net Assets in foreign securities, while the AXA Enterprise Fund may invest up to 20% of its Net Assets in such securities.

50

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Multimanager	Goldman Sachs
	Mid Cap Value Fund	Mid Cap Value Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Investment Style Risk	X	X
Mid Cap Risk	X	X
Small Cap Risk		X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager Mid Cap Value Fund and the Goldman Sachs Mid Cap Value Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by

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assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Mid Cap Value Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

52

	AXA Enterprise Multimanager
	Mid Cap Value Fund									Goldman Sachs Mid Cap Value Fund					Combined Fund Pro Forma

	Class A		Class B		Class C		Class P		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		5.50%	[1]	None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None		None	None		None	None	None	None		None	None	None

	AXA Enterprise Multimanager
	Mid Cap Value Fund					Goldman Sachs Mid Cap Value Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.20%	1.20%	1.20%	1.20%	1.20%	0.72%	[6]	0.72%	[6]	0.72%	[6]	0.72%	[6]	0.72%	[6]	0.72%	[6]	0.72%	[6]	0.72%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	2.24%	2.25%	2.25%	2.27%	2.27%	0.22%	[7]	0.22%	[7]	0.22%	[7]	0.07%	[7]	0.22%	[7]	0.22%	[7]	0.22%	[7]	0.07%	[7]

Total Fund Operating Expenses*	3.89% [8]	4.45% [8]	4.45% [8]	3.72% [8]	3.47% [8]	1.19%		1.94%		1.94%		0.79%		1.19%		1.94%		1.94%		0.79%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise Multimanager
	Mid Cap Value Fund					Goldman Sachs Mid Cap Value Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.20%	1.20%	1.20%	1.20%	1.20%	0.71%	[6]	0.71%	[6]	0.71%	[6]	0.71%	[6]	0.71%	[6]	0.71%	[6]	0.71%	[6]	0.71%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.21%	[7]	0.21%	[7]	0.21%	[7]	0.06%	[7]	0.21%	[7]	0.21%	[7]	0.21%	[7]	0.06%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.90% [8]	2.45% [8]	2.45% [8]	1.70% [8]	1.45% [8]	1.17%		1.92%		1.92%		0.77%		1.17%		1.92%		1.92%	[6]	0.77%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following fee reduction commitment for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Mid Cap Value Fund	0.75%	First $2 Billion
	0.68%	Over $2 Billion
      Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.75%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.104% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time of the option of the GST Fund’s investment adviser.

[8]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 1.90% for Class A Shares, 2.45% for Class B and Class C Shares, 1.70% for Class P Shares and 1.45% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

For the twelve months ended August 31, 2006, a portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction, the Net Operating Expenses (after current expense limitations) for the AXA Enterprise Fund was 1.89% for Class A Shares, 2.44% for Class B and Class C Shares, 1.69% for Class P Shares and 1.44% for Class Y Shares.

54

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Multimanager Mid Cap Value Fund
Class A Shares	$657	$1,415	$2,189	$4,202
Class B Shares[1]
- assuming complete redemption at end of period	$746	$1,545	$2,255	$4,261
- assuming no redemption	$246	$1,145	$2,055	$4,261
Class C Shares
- assuming complete redemption at end of period	$346	$1,145	$2,055	$4,374
- assuming no redemption	$246	$1,145	$2,055	$4,374
Class P Shares	$712	$1,433	$2,173	$4,107
Class Y Shares	$146	$862	$1,599	$3,544
Goldman Sachs Mid Cap Value Fund
Class A Shares	$665	$907	$1,168	$1,914
Class B Shares[1]
- assuming complete redemption at end of period	$697	$909	$1,247	$2,070
- assuming no redemption	$197	$609	$1,047	$2,070
Class C Shares
- assuming complete redemption at end of period	$297	$609	$1,047	$2,264
- assuming no redemption	$197	$609	$1,047	$2,264
Institutional Shares	$81	$252	$439	$978
Combined Fund Pro Forma
Class A Shares	$665	$907	$1,168	$1,914
Class B Shares[1]
- assuming complete redemption at end of period	$697	$909	$1,247	$2,070
- assuming no redemption	$197	$609	$1,047	$2,070
Class C Shares
- assuming complete redemption at end of period	$297	$609	$1,047	$2,264
- assuming no redemption	$197	$609	$1,047	$2,264
Institutional Shares	$81	$252	$439	$978

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

55

      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and Class P Shares and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

56

AXA Enterprise Multimanager Mid Cap Value Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/13/04)
Return Before Taxes	8.99%	NA	9.19%
Return After Taxes on Distributions[1]	6.93%	NA	7.27%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.61%	NA	7.48%
Russell Midcap Value Index[2]	20.22%	NA	17.33%
Class B (inception 12/31/01)
Return Before Taxes	8.89%	7.35%	7.35%
Russell Midcap Value Index	20.22%	15.88%	15.88%
Class C (inception 12/31/01)
Return Before Taxes	12.83%	7.60%	7.60%
Russell Midcap Value Index	20.22%	15.88%	15.88%
Class P (inception 12/31/01)
Return Before Taxes	8.34%	7.21%	7.21%
Russell Midcap Value Index	20.22%	15.88%	15.88%
Class Y (inception 12/31/01)
Return Before Taxes	14.92%	8.68%	8.68%
Russell Midcap Value Index	20.22%	15.88%	15.88%
Goldman Sachs Mid Cap Value Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 8/15/97)
Return Before Taxes	15.61%	14.54%	11.48%
Return After Taxes on Distributions[1]	8.50%	12.31%	9.25%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.00%	11.29%	8.65%
Russell Midcap Value Index[2]	20.22%	15.87%	12.23%
Class B (inception 8/15/97)
Return Before Taxes	14.76%	13.69%	10.68%
Russell Midcap Value Index	20.22%	15.87%	12.23%
Class C (inception 8/15/97)
Return Before Taxes	14.76%	13.69%	10.68%
Russell Midcap Value Index	20.22%	15.87%	12.23%
Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the performance of the Class A Shares of the GST Fund is shown above.
Institutional Class (inception 8/1/95)
Return Before Taxes	16.06%	15.00%	14.37%
Russell Midcap Value Index	20.22%	15.87%	13.64%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, Class P and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax

57

situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell Midcap® Value Index is an unmanaged index which measures the performance of the bottom 800 companies in the Russell 1000® Index with a lower than average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

AXA Enterprise Multimanager
	Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

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AXA Enterprise Multimanager
	Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund

	Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for certain shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

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AXA Enterprise Multimanager
	Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise
	Multimanager Mid	Goldman Sachs Mid	Pro Forma	Pro Forma
	Cap Value Fund	Cap Value Fund*	Adjustments	Combined Fund

Net Assets:	$2,430 (Class A Shares)	$3,434,753 (Class A Shares)	$6,007	$3,443,190 (Class A Shares)
	$903 (Class B Shares)	$206,335 (Class B Shares)	$0	$207,238 (Class B Shares)
	$600 (Class C Shares)	$353,614 (Class C Shares)	$0	$354,214 (Class C Shares)
	$6,007 (Class P Shares)
	$8,715 (Class Y Shares)	$1,837,408 (Institutional Shares)	$(0)	$1,846,123 (Institutional Shares)

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	AXA Enterprise
	Multimanager Mid	Goldman Sachs Mid	Pro Forma	Pro Forma
	Cap Value Fund	Cap Value Fund*	Adjustments	Combined Fund

Net Asset Value Per Share:	$12.33 (Class A Shares)	$36.84 (Class A Shares)	$(12.33)	$36.84 (Class A Shares)
	$12.01 (Class B Shares)	$35.73 (Class B Shares)	$(12.01)	$35.73 (Class B Shares)
	$11.98 (Class C Shares)	$35.52 (Class C Shares)	$(11.98)	$35.52 (Class C Shares)
	$12.37 (Class P Shares)
	$12.47 (Class Y Shares)	$37.18 (Institutional Shares)	$(12.47)	$37.18 (Institutional Shares)

Shares Outstanding:	197 (Class A Shares)	93,225 (Class A Shares)	32	93,454 (Class A Shares)
	75 (Class B Shares)	5,775 (Class B Shares)	(50)	5,800 (Class B Shares)
	50 (Class C Shares)	9,955 (Class C Shares)	(33)	9,972 (Class C Shares)
	486 (Class P Shares)
	699 (Class Y Shares)	49,414 (Institutional Shares)	(465)	49,648 (Institutional Shares)

*	The Goldman Sachs Mid Cap Value Fund will be the accounting survivor for financial statement purposes.
*     *     *     *     *
Proposal 1(e): Approval of the Reorganization of the AXA Enterprise Multimanager Value Fund into the Goldman Sachs Structured Large Cap Value Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager Value Fund into the Goldman Sachs Structured Large Cap Value Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The GST Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA

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Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund

Investment Objective	Investment Objective
Seeks long-term growth of capital.	Seeks long-term growth of capital and dividend income.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest primarily in equity securities of U.S. large capitalization companies. Large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 1000® Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 1000® Value Index is currently between $1.601 billion and $432.114 billion. The Fund is not required to limit its investments to securities in the Russell 1000® Value Index.

The sub-advisers focus primarily on stocks that are currently under priced using certain financial measurements, including the stock’s price-to-earnings and price-to-book ratios and dividend income potential. This process involves researching and evaluating individual companies for potential investment. This approach often leads the Fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The sub-advisers may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.	The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return. The Fund maintains risk, style, capitalization and industry characteristics similar to the Russell 1000® Value Index. The Fund seeks to maximize expected return while maintaining characteristics similar to its benchmark which consists of companies with above average capitalizations, low earnings growth expectations and above average dividend yields.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

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AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund

The Fund also may invest, to a limited extent, in foreign securities, including depositary receipts of foreign based companies, including companies in developing countries.	The Fund may invest in foreign issuers that are traded in the United States.

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are Alliance Capital Management L.P., Institutional Capital LLC and MFS Investment Management.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Multimanager Value Fund and Goldman Sachs Structured Large Cap Value Fund are, in general, similar. One difference that should be noted is that the GST Fund seeks capital appreciation and dividend income as part of its objective, while the AXA Enterprise Fund only seeks capital appreciation. In addition, the GST Fund normally invests at least 80% of its Net Assets in equity investment in large-cap U.S. issuers (including foreign companies traded in the U.S.), while the AXA Enterprise Fund normally invests 65% of its assets in such securities. In addition, the AXA Enterprise Fund defines large capitalization companies as companies with market capitalization in excess of $5 billion at the time of investment. The investment adviser for the GST Fund targets equity investments that fall within the capitalization range of the Russell 1000® Value Index, which is currently between $1.601 billion and $432.114 billion. Another difference is that the GST Fund may invest in foreign securities to a greater extent than the AXA Enterprise Fund. In addition, the investment adviser to the GST Fund uses a quantitative investment style unlike the investment advisers for the AXA Enterprise Fund.

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Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise	Goldman Sachs
	Multimanager	Structured Large
	Value Fund	Cap Value Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Mid-and Small-Capitalization Risk		X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager Value Fund and the Goldman Sachs Structured Large Cap Value Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the

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combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Structured Large Cap Value Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise									Goldman Sachs
	Multimanager Value Fund									Structured Large Cap Value Fund					Combined Fund Pro Forma

	Class A		Class B		Class C		Class P		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		5.50%	[1]	None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None		None	None		None	None	None	None		None	None	None

	AXA Enterprise					Goldman Sachs
	Multimanager Value Fund					Structured Large Cap Value Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	0.60%	[6]	0.60%	[6]	0.60%	[6]	0.60%	[6]	0.60%	[6]	0.60%	[6]	0.60%	[6]	0.60%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.99%	1.00%	1.00%	1.00%	1.00%	0.25%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]

Total Fund Operating Expenses*	2.44% [8]	3.00% [8]	3.00% [8]	2.25% [8]	2.00% [8]	1.10%		1.84%		1.84%		0.69%		1.09%		1.84%		1.84%		0.69%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise					Goldman Sachs
	Multimanager Value Fund					Structured Large Cap Value Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	0.53%	[6]	0.53%	[6]	0.53%	[6]	0.53%	[6]	0.54%	[6]	0.54%	[6]	0.54%	[6]	0.54%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.21%	[7]	0.22%	[7]	0.22%	[7]	0.06%	[7]	0.20%	[7]	0.21%	[7]	0.21%	[7]	0.05%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.65% [8]	2.20% [8]	2.20% [8]	1.45% [8]	1.20% [8]	0.99%		1.75%		1.75%		0.59%		0.99%		1.75%		1.75%		0.59%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following fee reduction commitment for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured Large Cap Value Fund	0.60%	First $1 Billion
	0.54%	Next $1 Billion
	0.51%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.60%. Additionally, GSAM is currently voluntarily waiving a portion of its management fee equal to 0.07% based on the average daily net assets of the GST Fund.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. The expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 1.65% for Class A Shares, 2.20% for Class B and Class C Shares, 1.45% for Class P Shares and 1.20% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

For the twelve months ended August 31, 2006, a portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction, the Net Operating Expenses (after current expense limitations) for the AXA Enterprise Fund was 1.60% for Class A Shares, 2.15% for Class B and Class C Shares, 1.40% for Class P Shares and 1.15% for Class Y Shares.

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     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Multimanager Value Fund
Class A Shares	$634	$1,123	$1,638	$3,043
Class B Shares[1]
- assuming complete redemption at end of period	$722	$1,247	$1,696	$3,106
- assuming no redemption	$222	$847	$1,496	$3,106
Class C Shares
- assuming complete redemption at end of period	$322	$847	$1,496	$3,237
- assuming no redemption	$222	$847	$1,496	$3,237
Class P Shares	$689	$1,138	$1,612	$2,916
Class Y Shares	$122	$546	$997	$2,246
Goldman Sachs Structured Large Cap Value Fund
Class A Shares	$656	$880	$1,123	$1,816
Class B Shares[1]
- assuming complete redemption at end of period	$687	$879	$1,195	$1,965
- assuming no redemption	$187	$579	$995	$1,965
Class C Shares
- assuming complete redemption at end of period	$287	$579	$995	$2,159
- assuming no redemption	$187	$579	$995	$2,159
Institutional Shares	$70	$221	$384	$859
Combined Fund Pro Forma
Class A Shares	$656	$880	$1,123	$1,816
Class B Shares[1]
- assuming complete redemption at end of period	$687	$879	$1,195	$1,965
- assuming no redemption	$187	$579	$995	$1,965
Class C Shares
- assuming complete redemption at end of period	$287	$579	$995	$2,159
- assuming no redemption	$187	$579	$995	$2,159
Institutional Shares	$70	$221	$384	$859

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

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      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and Class P Shares and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

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AXA Enterprise Multimanager Value Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/13/04)
Return Before Taxes	13.46%	NA	10.48%
Return After Taxes on Distributions[1]	12.18%	NA	9.12%
Return After Taxes on Distributions and Sale of Fund Shares[1]	9.12%	NA	8.37%
Russell 1000 Value Index[2]	22.25%	NA	14.87%
Class B (inception 12/31/01)
Return Before Taxes	13.54%	7.91%	7.91%
Russell 1000 Value Index	22.25%	10.86%	10.86%
Class C (inception 12/31/01)
Return Before Taxes	17.52%	8.22%	8.22%
Russell 1000 Value Index	22.25%	10.86%	10.86%
Class P (inception 12/31/01)
Return Before Taxes	12.81%	7.76%	7.76%
Russell 1000 Value Index	12.25%	10.86%	10.86%
Class Y (inception 12/31/01)
Return Before Taxes	19.68%	9.30%	9.30%
Russell 1000 Value Index	22.25%	10.86%	10.86%
Goldman Sachs Structured Large Cap Value Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/31/98)
Return Before Taxes	17.84%	9.92%	7.05%
Return After Taxes on Distributions[1]	10.37%	8.20%	5.80%
Return After Taxes on Distributions and Sale of Fund Shares[1]	8.26%	7.41%	5.27%
Russell 1000 Value Index[2]	22.25%	10.86%	7.74%
Class B (inception 12/31/98)
Return Before Taxes	16.95%	9.11%	6.23%
Russell 1000 Value Index	22.25%	10.86%	N/A
Class C (inception 12/31/98)
Return Before Taxes	16.96%	9.10%	7.74%
Russell 1000 Value Index	22.25%	10.86%	7.74%
Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the performance of the Class A Shares of the GST Fund is shown above.
Institutional Class (inception 12/15/99)
Return Before Taxes	18.27%	10.35%	7.45%
Russell 1000 Value Index	22.25%	10.86%	7.44%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, Class P and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax

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situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Value Index® is an unmanaged market capitalization weighted index of common stocks that measures the performance of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

Goldman Sachs Structured
	AXA Enterprise Multimanager Value Fund	Large Cap Value Fund

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

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Goldman Sachs Structured
	AXA Enterprise Multimanager Value Fund	Large Cap Value Fund

	Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

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Goldman Sachs Structured
	AXA Enterprise Multimanager Value Fund	Large Cap Value Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs
	Multimanager	Structured Large Cap	Pro Forma	Pro Forma
	Value Fund	Value Fund*	Adjustments	Combined Fund

Net Assets:	$1,421 (Class A Shares)	$707,319 (Class A Shares)	$3,930	$712,670 (Class A Shares)
	$853 (Class B Shares)	$24,939 (Class B Shares)	$0	$25,792 (Class B Shares)
	$638 (Class C Shares)	$54,909 (Class C Shares)	$0	$55,547 (Class C Shares)
	$3,930 (Class P Shares)		$0
	$42,092 (Class Y Shares)	$506,910 (Institutional Shares)	$(3,930)	$549,002 (Institutional Shares)

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	AXA Enterprise	Goldman Sachs
	Multimanager	Structured Large Cap	Pro Forma	Pro Forma
	Value Fund	Value Fund*	Adjustments	Combined Fund

Net Asset Value Per Share:	$12.78 (Class A Shares)	$13.80 (Class A Shares)	$(12.78)	$13.80 (Class A Shares)
	$12.65 (Class B Shares)	$13.44 (Class B Shares)	$(12.65)	$13.44 (Class B Shares)
	$12.65 (Class C Shares)	$13.40 (Class C Shares)	$(12.65)	$13.40 (Class C Shares)
	$12.76 (Class P Shares)
	$12.81 (Class Y Shares)	$13.94 (Institutional Shares)	$(12.81)	$13.94 (Institutional Shares)

Shares Outstanding:	111 (Class A Shares)	51,269 (Class A Shares)	277	51,657 (Class A Shares)
	67 (Class B Shares)	1,855 (Class B Shares)	(4)	1,918 (Class B Shares)
	50 (Class C Shares)	4,098 (Class C Shares)	(3)	4,145 (Class C Shares)
	308 (Class P Shares)
	3,285 (Class Y Shares)	36,360 (Institutional Shares)	(265)	39,380 (Institutional Shares)

*	The Goldman Sachs Structured Large Cap Value Fund will be the accounting survivor for financial statement purposes.
*    *    *    *
Proposal 1(f): Approval of the Reorganization of the AXA Enterprise Multimanager International Equity Fund into the Goldman Sachs Structured International Equity Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager International Equity Fund into the Goldman Sachs Structured International Equity Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA

74

Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Multimanager	Goldman Sachs Structured
International Equity Fund	International Equity Fund

Investment Objective	Investment Objective
Seeks long-term growth of capital.	Seeks long-term growth of capital

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its Net Assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing economies. The Fund does not limit its investment to issuers within a specific market capitalization range.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund generally focuses its investments in large-cap companies. The Fund may allocate its assets among countries as determined by the adviser from time to time, provided the Fund’s assets are invested in at least three foreign countries. The Fund may invest in the securities of issuers in countries with emerging markets or economies.

Each of the sub-advisers utilizes an approach that concentrates its efforts on identifying foreign companies with good prospects for future growth. Other factors, such as country and regional factors, are considered by the sub-advisers. While the sub-advisers believe that the identification, research and selection of individual stocks is of great importance to the Fund’s success, regional issues or political and economic considerations also play a role in the overall success of the Fund. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.	The Fund seeks broad representation of large-cap issuers across major countries and sectors of the international economy. The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the MSCI® Europe, Australasia, Far East (“EAFE®”) Index (unhedged). In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE® Index.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

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AXA Enterprise Multimanager	Goldman Sachs Structured
International Equity Fund	International Equity Fund

For temporary defensive purposes, the Fund may invest, without limit, in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	For temporary defensive purposes, the Fund may invest up to 35% of Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are AllianceBernstein L.P. (Bernstein Investment Research and Management Unit), J.P. Morgan Investment Management Inc. and Marsico Capital Management, LLC.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Multimanager International Equity Fund and the Goldman Sachs Structured International Equity Fund are, in general, similar. One difference that should be noted is that the GST Fund normally is required to invest at least 80% of its Net Assets in equity investments in companies organized or traded outside the U.S., while AXA Enterprise Fund normally is required to invest at least 65% of its total assets in securities of companies located or headquartered outside of the U.S. In addition, the AXA Enterprise Fund does not target a specific market capitalization range, while the investment adviser for the GST Fund, on the other hand, generally focuses on large-cap companies. One other difference is that the investment adviser to the GST Fund uses a quantitative investment style unlike the investment advisers for the AXA Enterprise Fund.

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Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Multimanager	Goldman Sachs Structured
	International Equity Fund	International Equity Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Investment Style Risk	X	X
Mid Cap and Small Cap Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Geographic Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Currency Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratio as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager International Equity Fund and the Goldman Sachs Structured International Equity Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses

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or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the Goldman Sachs Structured International Equity Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise Multimanager							Goldman Sachs Structured
	International Equity Fund							International Equity Fund					Combined Fund Pro Forma

	Class A		Class B	Class C	Class P		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares	Shares	Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None	None	5.50%	[1]	None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00% [3]	1.00% [4]	None	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None	None		None	None		None	None	None	None		None	None	None
Redemption Fees[5]	2.00%		2.00%	2.00%	2.00%		2.00%	2.00%		2.00%	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
Exchange Fees	None		None	None	None		None	None		None	None	None	None		None	None	None

	AXA Enterprise Multimanager					Goldman Sachs Structured
	International Equity Fund					International Equity Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.15%	1.15%	1.15%	1.15%	1.15%	0.83%	[6]	0.83%	[6]	0.83%	[6]	0.83%	[6]	0.83%	[6]	0.83%	[6]	0.83%	[6]	0.83%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	1.23%	1.23%	1.23%	1.23%	1.23%	0.27%	[7]	0.28%	[7]	0.28%	[7]	0.12%	[7]	0.27%	[7]	0.27%	[7]	0.27%	[7]	0.12%	[7]

Total Fund Operating Expenses*	2.83% [8]	3.38% [8]	3.38% [8]	2.63% [8]	2.38% [8]	1.35%		2.11%		2.11%		0.95%		1.35%		2.10%		2.10%		0.95%

*	The “Management Fees,” “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise Multimanager					Goldman Sachs Structured
	International Equity Fund					International Equity Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B	Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares	Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.79%	[6]	0.79%	[6]	0.79%	[6]	0.79%	[6]	0.78%	[6]	0.78% [6]	0.78%	[6]	0.78%	[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%	1.00%		None
Other Expenses	1.20%	1.20%	1.20%	1.20%	1.20%	0.22%	[7]	0.23%	[7]	0.23%	[7]	0.07%	[7]	0.23%	[7]	0.23%[7]	0.23%	[7]	0.08%	[7]

Total Fund Operating Expenses (after current expense limitations)	2.05% [8]	2.60% [8]	2.60% [8]	1.85% [8]	1.60% [8]	1.26%		2.02%		2.02%		0.86%		1.26%		2.01%	2.01%		0.86%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders. A 2% redemption fee will be imposed on the redemption of shares (including by exchange) of the GST Fund held for 30 calendar days or less.

[6]	GSAM has entered into the following fee reduction commitment for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Structured International Equity Fund	0.85%	First $1 Billion
	0.77%	Next $1 Billion
	0.73%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 0.85%. Additionally, GSAM is currently voluntarily waiving a portion of its management fee equal to 0.04% based on the average daily net assets of the GST Fund.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 2.00% for Class A Shares, 2.55% for Class B and Class C Shares, 1.80% for Class P Shares and 1.55% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

For the twelve months ended August 31, 2006, a portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction, the Net Operating Expenses (after current expense limitations) for the AXA Enterprise Fund was 2.03% for Class A Shares, 2.58% for Class B and Class C Shares, 1.83% for Class P Shares and 1.58% for Class Y Shares.

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     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Multimanager International Equity Fund
Class A Shares	$672	$1,235	$1,823	$3,407
Class B Shares[1]
- assuming complete redemption at end of period	$762	$1,360	$1,881	$3,465
- assuming no redemption	$262	$960	$1,681	$3,465
Class C Shares
- assuming complete redemption at end of period	$362	$960	$1,681	$3,588
- assuming no redemption	$262	$960	$1,681	$3,588
Class P Shares	$727	$1,248	$1,794	$3,276
Class Y Shares	$162	$663	$1,191	$2,637
Goldman Sachs Structured International Equity Fund
Class A Shares	$680	$954	$1,249	$2,085
Class B Shares[1]
- assuming complete redemption at end of period	$714	$961	$1,334	$2,248
- assuming no redemption	$214	$661	$1,134	$2,248
Class C Shares
- assuming complete redemption at end of period	$314	$661	$1,134	$2,441
- assuming no redemption	$214	$661	$1,134	$2,441
Institutional Shares	$97	$303	$525	$1,166
Combined Fund Pro Forma
Class A Shares	$680	$954	$1,249	$2,085
Class B Shares[1]
- assuming complete redemption at end of period	$713	$958	$1,329	$2,240
- assuming no redemption	$213	$658	$1,129	$2,240
Class C Shares
- assuming complete redemption at end of period	$313	$658	$1,129	$2,431
- assuming no redemption	$213	$658	$1,129	$2,431
Institutional Shares	$97	$303	$525	$1,166

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

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      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and Class P Shares and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

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AXA Enterprise Multimanager International Equity Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/13/04)
Return Before Taxes	19.17%	NA	18.48%
Return After Taxes on Distributions[1]	15.72%	NA	16.01%
Return After Taxes on Distributions and Sale of Fund Shares[1]	13.65%	NA	14.77%
MSCI EAFE Index[2]	26.34%	NA	21.61%
Class B (inception 12/31/01)
Return Before Taxes	19.27%	12.00%	12.00%
MSCI EAFE Index	26.34%	14.98%	14.98%
Class C (inception 12/31/01)
Return Before Taxes	23.34%	12.26%	12.26%
MSCI EAFE Index	26.34%	14.98%	14.98%
Class P (inception 12/31/01)
Return Before Taxes	18.42%	11.80%	11.80%
MSCI EAFE Index	26.34%	14.98%	14.98%
Class Y (inception 12/31/01)
Return Before Taxes	25.55%	13.38%	13.38%
MSCI EAFE Index	26.34%	14.98%	14.98%
Goldman Sachs Structured International Equity Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 8/15/97)
Return Before Taxes	27.28%	15.53%	6.38%
Return After Taxes on Distributions[1]	18.61%	13.79%	5.33%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.25%	12.38%	4.86%
MSCI EAFE Index[2]	26.86%	15.42%	7.54%
Class B (inception 8/15/97)
Return Before Taxes	26.38%	14.81%	5.80%
MSCI EAFE Index	26.86%	15.42%	7.54%
Class C (inception 8/15/97)
Return Before Taxes	26.27%	14.82%	5.81%
MSCI EAFE Index	26.86%	15.42%	7.54%
Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the performance of the Class A Shares of the GST Fund is shown above.
Institutional Class (inception 8/15/97)
Return Before Taxes	27.76%	16.13%	7.01%
MSCI EAFE Index	26.86%	15.42%	7.54%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, Class P and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax

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situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

	AXA Enterprise Multimanager	Goldman Sachs Structured
	International Equity Fund	International Equity Fund

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

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	AXA Enterprise Multimanager	Goldman Sachs Structured
	International Equity Fund	International Equity Fund

	Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class or of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

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	AXA Enterprise Multimanager	Goldman Sachs Structured
	International Equity Fund	International Equity Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) held for 30 calendar days or less.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise
	Multimanager	Goldman Sachs
	International	Structured International	Pro Forma	Pro Forma
	Equity Fund	Equity Fund*	Adjustments	Combined Fund

Net Assets:	$5,404	$739,861	$4,295	$749,560
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$3,283	$10,306	$0	$13,589
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$1,279	$7,110	$0	$8,389
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$4,295
	(Class P Shares)
	$31,766	$1,661,909	$0	$1,693,675
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

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	AXA Enterprise
	Multimanager	Goldman Sachs
	International	Structured International	Pro Forma	Pro Forma
	Equity Fund	Equity Fund*	Adjustments	Combined Fund

Net Asset Value Per Share:	$15.50 (Class A Shares)	$14.29 (Class A Shares)	$(15.50)	$14.29 (Class A Shares)
	$15.38	$14.09	$(15.38)	$14.09
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$15.39	$14.09	$(15.39)	$14.09
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$15.48
	(Class P Shares)
	$15.52	$14.59	$(15.52)	$14.59
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

Shares Outstanding:	349	51,785	330	52,464
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	213	732	20	965
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	83	505	8	596
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	277
	(Class P Shares)
	2,047	113,884	130	116,060
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

*	The Goldman Sachs Structured International Equity Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(g): Approval of the Reorganization of the AXA Enterprise Multimanager Technology Fund into the Goldman Sachs Tollkeeper Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager Technology Fund into the Goldman Sachs Tollkeeper Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The AXA Equitable Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning

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the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund

Investment Objective	Investment Objective
Seeks long-term growth of capital.	Seeks long-term growth of capital.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies principally engaged in the technology sector. Such companies include, among others, those in the internet products and services, computer, electronic, hardware and components, communication, software, e-commerce, information service, healthcare equipment and services, including medical devices, biotechnology, chemical products and synthetic materials, defense and aerospace industries, environmental services, nanotechnology, energy equipment and services, and electronic manufacturing services.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in equity investments in “Tollkeeper” companies. In general, the adviser defines a Tollkeeper company as a high-quality technology, media or service company that adopts or uses technology to improve its cost structure, revenue opportunities or competitive advantage.

The sub-advisers select securities based upon fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management’s abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.	The Fund intends to invest a substantial portion of its assets in companies the adviser describes as Tollkeepers. The adviser believes that the characteristics of many Tollkeeper companies should enable them to consistently grow their business. The adviser seeks to identify Tollkeeper companies that exhibit many of the following characteristics: strong brand name; dominant market share; recurring revenue streams; free cash flow generation; long product life cycle; enduring competitive advantage and excellent management. To the adviser, Tollkeeper connotes a promising growth business. Like a toll collector for a highway or bridge, Tollkeeper companies may grow revenue by increasing “traffic,” or customers and sales, and raising “tolls,” or prices, and margins. The Fund seeks to achieve its investment objective by investing in equity investments of companies that the adviser believes are well positioned to benefit from the proliferation of technology. The adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the adviser may invest in such companies as part of the Fund’s 20% basket of securities which are not or may not be Tollkeepers).

The Fund does not limit its investment to issuers with a specific market capitalization range.	Same.

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AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.

The Fund is non-diversified, which means that it may invest in a limited number of issuers.	The Fund may invest in a relatively few number of issuers in comparison to other funds but is considered “diversified” under the 1940 Act.

While the Fund can invest in securities of U.S. and foreign companies, including companies based in developing countries, the majority of Fund assets are expected to be invested in securities of U.S. companies.	The Fund may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies.

For temporary defensive purposes, the AXA Enterprise Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO; certificates of deposit; bankers’ acceptances; repurchase agreements and non-convertible preferred stocks and non- convertible corporate bonds with a remaining maturity of less than one year.

Investment Adviser	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are Firsthand Capital Management, Inc., RCM Capital Management LLC and Wellington Management Company, LLP.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Technology Fund and Goldman Sachs Tollkeeper Fund are, in general, similar. One difference that should be noted is that the GST Fund may invest up to 25% of its Total Assets in foreign securities, while the AXA Enterprise Fund may invest up to approximately half of its assets in such securities. In addition, while the GST Fund may invest in a relatively few number of issuers in comparison to other mutual funds, it is a diversified fund for the purposes of the 1940 Act. The AXA Enterprise Fund is a non-diversified fund.

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Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Multimanager	Goldman Sachs
	Technology Fund	Tollkeeper Fund

Net Asset Value Risk	X	X
Stock Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Industry Concentration Risk	X	X
Investment Style Risk	X	X
Mid Cap and Small Cap Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Initial Public Offering Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X
Internet Risk	X	X
Technology Sector Risk	X	X
Non-Diversification Risk	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager Technology Fund and the Goldman Sachs Tollkeeper Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such

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pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended June 30, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on July 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended June 30, 2006. For financial statement purposes, the Goldman Sachs Tollkeeper Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise Multimanager Technology Fund					Goldman Sachs Tollkeeper Fund				Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%[1]	None	None	5.50%[1]	None	5.50%[1]	None	None	None	5.50%[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None [1]	5.00%[3]	1.00%[4]	None [4]	None	None[1]	5.00%[3]	1.00%[4]	None	None [1]	5.00%[3]	1.00%[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None	None	None	None	None	None	None	None
Redemption Fees	2.00%[5]	2.00%[5]	2.00%[5]	2.00%[5]	2.00%[5]	None	None	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None	None	None	None	None	None	None	None

	AXA Enterprise Multimanager Technology Fund					Goldman Sachs Tollkeeper Fund				Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	1.30%	1.30%	1.30%	1.30%	1.30%	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses*	1.49%	1.48%	1.48%	1.48%	1.49%	0.31%[7]	0.31%[7]	0.31%[7]	0.16%[7]	0.30%[7]	0.30%[7]	0.30%[7]	0.15%[7]

Total Fund Operating Expenses*	3.24%[8]	3.78%[8]	3.78%[8]	3.03%[8]	2.79%[8]	1.56%	2.31%	2.31%	1.16%	1.55%	2.30%	2.30%	1.15%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise Multimanager Technology Fund					Goldman Sachs Tollkeeper Fund				Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A	Class B	Class C	Institutional	Class A	Class B	Class C	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.83%	0.83%	0.83%	0.83%	0.83%	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	None
Other Expenses	0.87%	0.87%	0.87%	0.87%	0.87%	0.25%[7]	0.25%[7]	0.25%[7]	0.10%[7]	0.25%[7]	0.25%[7]	0.25%[7]	0.10%[7]

Total Fund Operating Expenses (after current expense limitations)	2.15%[8]	2.70%[8]	2.70%[8]	1.95%[8]	1.70%[8]	1.50%	2.25%	2.25%	1.10%	1.50%	2.25%	2.25%	1.10%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following fee reduction commitment for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Tollkeeper Fund	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.86%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 1.00%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.064% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 2.15% for Class A Shares, 2.70% for Class B and Class C Shares, 1.95% for Class P Shares and 1.70% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

For the twelve months ended August 31, 2006, a portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction, the Net Operating Expenses (after current expense limitations) for the AXA Enterprise Fund was 1.86% for Class A Shares, 2.41% for Class B and Class C Shares, 1.66% for Class P Shares and 1.41% for Class Y Shares.

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     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Multimanager Technology Fund
Class A Shares	$682	$1,321	$1,983	$3,742
Class B Shares[1]
- assuming complete redemption at end of period	$772	$1,446	$2,040	$3,794
- assuming no redemption	$272	$1,046	$1,840	$3,794
Class C Shares
- assuming complete redemption at end of period	$372	$1,046	$1,840	$3,910
- assuming no redemption	$272	$1,046	$1,840	$3,910
Class P Shares	$736	$1,332	$1,951	$3,609
Class Y Shares	$172	$755	$1,364	$3,008
Goldman Sachs Tollkeeper Fund
Class A Shares	$700	$1,016	$1,353	$2,304
Class B Shares[1]
- assuming complete redemption at end of period	$734	$1,021	$1,435	$2,458
- assuming no redemption	$234	$721	$1,235	$2,458
Class C Shares
- assuming complete redemption at end of period	$334	$721	$1,235	$2,646
- assuming no redemption	$234	$721	$1,235	$2,646
Institutional Shares	$118	$368	$638	$1,409
Combined Fund Pro Forma
Class A Shares	$699	$1,013	$1,348	$2,294
Class B Shares[1]
- assuming complete redemption at end of period	$733	$1,018	$1,430	$2,448
- assuming no redemption	$233	$718	$1,230	$2,448
Class C Shares
- assuming complete redemption at end of period	$333	$718	$1,230	$2,636
- assuming no redemption	$233	$718	$1,230	$2,636
Institutional Shares	$117	$365	$633	$1,398

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

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      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and Class P Shares and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

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AXA Enterprise Multimanager Technology Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 12/13/04)
Return Before Taxes	1.66%	NA	5.66%
Return After Taxes on Distributions[1]	1.66%	NA	4.57%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.08%	NA	4.25%
Russell 1000 Technology Index[2]	10.58%	NA	6.37%
Class B (inception 12/31/01)
Return Before Taxes	1.31%	1.33%	1.33%
Russell 1000 Technology Index	10.58%	0.99%	0.99%
Class C (inception 12/31/01)
Return Before Taxes	5.20%	1.68%	1.68%
Russell 1000 Technology Index	10.58%	0.99%	0.99%
Class P (inception 12/31/01)
Return Before Taxes	1.25%	1.33%	1.33%
Russell 1000 Technology Index	10.58%	0.99%	0.99%
Class Y (inception 12/31/01)
Return Before Taxes	7.29%	2.70%	2.70%
Russell 1000 Technology Index	10.58%	0.99%	0.99%
Goldman Sachs Tollkeeper Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 10/1/99)
Return Before Taxes	12.72%	2.71%	-1.18%
Return After Taxes on Distributions[1]	6.48%	1.55%	-2.02%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.21%	1.32%	-1.67%
NASDAQ Composite Index[3]	9.52%	4.37%	-1.75%
Class B (inception 10/1/99)
Return Before Taxes	11.76%	1.93%	-1.93%
NASDAQ Composite Index	9.52%	4.37%	-1.75%
Class C (inception 10/1/99)
Return Before Taxes	11.91%	1.93%	-1.93%
NASDAQ Composite Index	9.52%	4.37%	-1.75%
Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the performance of the Class A Shares of the GST Fund is shown above.
Institutional Class (inception 10/1/99)
Return Before Taxes	13.12%	3.13%	-0.78%
NASDAQ Composite Index	9.52%	4.37%	-1.75%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, Class P and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax

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situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Technology® Index is a unmanaged index that consists of those Russell 1000® securities (1,000 largest securities in the Russell 3000® Index) that are deemed technology companies by the Russell sector classification scheme. this sector includes securities in the following industries: computer hardware and software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The NASDAQ® Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Index figures do not reflect any deduction for fees, expenses or taxes.

Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

AXA Enterprise Multimanager
	Technology Fund	Goldman Sachs Tollkeeper Fund

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

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AXA Enterprise Multimanager
	Technology Fund	Goldman Sachs Tollkeeper Fund

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

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AXA Enterprise Multimanager
	Technology Fund	Goldman Sachs Tollkeeper Fund

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of June 30, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on June 30, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise
	Multimanager	Goldman Sachs	Pro Forma	Pro Forma
	Technology Fund	Tollkeeper Fund*	Adjustments	Combined Fund

Net Assets:	$22,226 (Class A Shares)	$112,256 (Class A Shares)	$1,086	$135,568 (Class A Shares)
	$24,796 (Class B Shares)	$99,295 (Class B Shares)	$0	$124,091 (Class B Shares)
	$6,797 (Class C Shares)	$52,030 (Class C Shares)	$0	$58,827 (Class C Shares)
	$1,086 (Class P Shares)
	$5,966 (Class Y Shares)	$11,095 (Institutional Shares)	$0	$17,060 (Institutional Shares)

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	AXA Enterprise
	Multimanager	Goldman Sachs	Pro Forma	Pro Forma
	Technology Fund	Tollkeeper Fund*	Adjustments	Combined Fund

Net Asset Value Per Share:	$9.40 (Class A Shares)	$7.90 (Class A Shares)	$(9.40)	$7.90 (Class A Shares)
	$9.13 (Class B Shares)	$7.50 (Class B Shares)	$(9.13)	$7.50 (Class B Shares)
	$9.13 (Class C Shares)	$7.50 (Class C Shares)	$(9.13)	$7.50 (Class C Shares)
	$9.45 (Class P Shares)		$(9.45)
	$9.52 (Class Y Shares)	$8.12 (Institutional Shares)	$(9.52)	$8.12 (Institutional Shares)

Shares Outstanding:	2,364 (Class A Shares)	14,217 (Class A Shares)	589	17,170 (Class A Shares)
	2,716 (Class B Shares)	13,234 (Class B Shares)	589	16,539 (Class B Shares)
	745 (Class C Shares)	6,939 (Class C Shares)	162	7,846 (Class C Shares)
	115 (Class P Shares)		(115)
	627 (Class Y Shares)	1,367 (Institutional Shares)	108	2,102 (Institutional Shares)

*	The Goldman Sachs Tollkeeper Fund will be the accounting survivor for financial statement purposes.
* * * * *
Proposal 1(h): Approval of the Reorganization of the AXA Enterprise Multimanager Core Bond Fund into the Goldman Sachs Core Plus Fixed Income Fund pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Multimanager Core Bond Fund into the Goldman Sachs Core Plus Fixed Income Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

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Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. Each Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

Investment Objective	Investment Objective

Seeks a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Investment Policies	Investment Policies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund focuses on U.S. government and corporate debt securities and mortgage- and asset-backed securities.	The Fund invests, under normal circumstances, at least 80% of its Net Assets in fixed-income securities, including U.S. government securities, corporate debt securities, privately issued mortgage-backed securities, asset-backed securities, high yield non-investment grade securities (securities rated BB, Ba or below by a NRSRO, or, if unrated, determined by the adviser to be of comparable quality) and fixed income securities of issuers located in countries with emerging markets or economies (“emerging countries”).

The Fund’s sub-advisers evaluate several sectors of the bond market and individual securities within these sectors. The sub-advisers select bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, asset-backed securities, corporate bonds and bonds of foreign issuers. Securities are purchased for the Fund when the sub-advisers determine that they have the potential for above-average total return.	The Fund’s advisers’ fixed income investing philosophy consists of four factors. The advisers combine diversified sources of return by employing multiple investment strategies, take a global perspective to uncover relative value opportunities, employ focused specialist teams to identify short-term mispricings and incorporate long-term views and emphasize a risk-aware approach to select investments for the Fund.

The Fund may purchase bonds of any maturity, but generally the Fund’s overall effective duration will be of an intermediate-term nature (similar to that of five-to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index (4.46 years as of December 31, 2006).	The Fund has a target duration that is equal to that of the Lehman Brothers Aggregate Bond Index, plus or minus 1.5 years. Historically, over the last ten years, the duration of this index has ranged between 3.8 and 5 years. The Fund has a maximum duration of 6 years. The Fund’s expected approximate interest rate sensitivity is comparable to a 5-year U.S. Treasury note.

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AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

The Fund may also invest up to 10% of its assets in securities rated below investment grade (i.e., Ba or lower by Moody’s or BB or lower by S&P) or, if unrated, determined by the sub-adviser to be of comparable quality (“junk bonds”).	The Fund’s investments in junk bonds will not exceed 15% of its Total Assets at the time of investment. The Fund may purchase securities of issuers in default.

The Fund has no specific limit on its investments in foreign securities denominated in U.S. dollars and may invest up to 10% of its assets in securities denominated in foreign currencies, including issuers located in emerging markets. The Fund normally will seek to hedge most of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.	15% of the Fund’s Total Assets may be invested in obligations of issuers in emerging countries.

Although it is not a principal investment strategy, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act except the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.	In lieu of direct investments in particular types of fixed income securities, the Fund intends to invest up to 20% of its Total Assets in one or more fixed income funds for which the adviser or an affiliate now or in the future acts as investment adviser or principal underwriter (“Underlying Funds”). The Fund is permitted to invest in the affiliated Underlying Funds under rules adopted by the SEC. The adviser expects that the Fund, from time to time, will invest up to 10% of its Total Assets in each of the Goldman Sachs High Yield Fund and the Goldman Sachs Emerging Markets Debt Fund. When investing in an Underlying Fund, the Fund bears expenses charged by the Underlying Fund in which it invests.

The Fund’s sub-advisers may, when consistent with the Fund’s investment objective, use derivative securities. Derivative securities include futures and options contracts, options on futures contracts, foreign currencies, securities and bond indices, structured notes, swaps (including long and short credit default swaps) and indexed securities. The Fund will typically use derivatives as a substitute for taking a position in the underlying asset and/or in an attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity, commit cash pending investment or for speculation to increase returns. The Fund may also enter into interest rate transactions as a hedging technique. In these transactions, the Fund exchanges its right to pay or receive interest with another party for their right to pay or receive interest.	The Fund may also invest in custodial receipts, municipal securities and convertible securities. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.

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AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

Investment Advisers	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by investment sub-advisers selected by AXA Equitable. The Fund’s sub-advisers are BlackRock Financial Management, Inc. and Pacific Investment Management Company LLC.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Multimanager Core Bond Fund and Goldman Sachs Core Plus Fixed Income Fund are, in general, similar. One difference that should be noted is that the GST Fund’s investment objective is to seek return that exceeds the Lehman Brothers Aggregate Bond Index, while the AXA Enterprise Fund seeks total return, consistent with a prudent level of risk. In addition, the GST Fund may invest up to 15% of its assets in junk bonds (including securities of issuers in default), while the AXA Enterprise Fund may invest up to 10% of its assets in such securities. Another difference is that the GST Fund may invest up to 15% in emerging market securities, while the AXA Enterprise Fund has no specific limit on investments in foreign securities (including those in energy markets) that are denominated in U.S. dollars. The AXA Enterprise Fund may invest up to 10% of its assets in securities denominated in foreign currencies. In addition, the GST Fund intends to invest in one or more Underlying Funds in lieu of direct investments in particular types of fixed income securities.

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Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in fixed-income securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Multimanager	Goldman Sachs Core Plus
	Core Bond Fund	Fixed Income Fund

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/Default Risk	X	X
Call Risk	X	X
Extension Risk	X	X
U.S. Government Securities Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Sovereign Risk	X	X
“Junk Bond” Risk	X	X
Non-Hedging Foreign Currency Trading Risk		X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Currency Risk	X	X
Investment Grade Securities Risk	X	X
Investing in Underlying Funds		X
Investments of Underlying Funds		X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (before and after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Multimanager Core Bond Fund and the Goldman Sachs Core Plus Fixed Income Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed

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by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s annual operating expenses are based on actual expenses for the fiscal year ended October 31, 2006, respectively. The GST Fund’s annual operating expenses are based on estimated expenses for the current fiscal year. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on November 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended October 31, 2006. For financial statement purposes, the Goldman Sachs Core Plus Fixed Income Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise Multimanager							Goldman Sachs
	Core Bond Fund							Core Plus Fixed Income Fund					Combined Fund Pro Forma

	Class A		Class B	Class C	Class P		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares	Shares	Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None	None	4.50%	[1]	None	4.50%	[1]	None	None	None	4.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00% [3]	1.00% [4]	None	[4]	None	None	[1]	5.00% [3]	1.0% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None	None		None	None		None	None	None	None		None	None	None
Redemption Fees[5]	2.00%		2.00%	2.00%	2.00%		2.00%	2.00%		2.00%	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
Exchange Fees	None		None	None	None		None	None		None	None	None	None		None	None	None

	AXA Enterprise Multimanager					Goldman Sachs Core Plus
	Core Bond Fund					Fixed Income Fund								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Acquired Fund Fees and Expenses	None	None	None	None	None	0.08%	[8]	0.08%	[8]	0.08%	[8]	0.08%	[8]	0.08%	[8]	0.08%	[8]	0.08%	[8]	0.08%	[8]
Other Expenses*	0.79%	0.79%	0.79%	0.79%	0.79%	0.46%	[9]	0.46%	[9]	0.46%	[9]	0.36%	[9]	0.46%	[9]	0.46%	[9]	0.46%	[9]	0.36%	[9]

Total Fund Operating Expenses*	1.94% [10]	2.49% [10]	2.49% [10]	1.74% [10]	1.49% [10]	1.24%		1.99%		1.99%		0.87%		1.24%		1.99%		1.99%		0.87%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise Multimanager					Goldman Sachs Core Plus
	Core Bond Fund					Fixed Income Fund[6]								Combined Fund Pro Forma

	Class A	Class B	Class C	Class P	Class Y	Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares	Shares	Shares	Shares	Shares	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.01%	0.01%	0.01%	0.01%	0.01%	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]	0.45%	[7]
Distribution and Service (12b-1) Fees	0.45%	1.00%	1.00%	0.25%	None	0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Acquired Fund Fees and Expenses	None	None	None	None	None	0.00%	[8]	0.00%	[8]	0.00%	[8]	0.00%	[8]	0.00%	[8]	0.00%	[8]	0.00%	[8]	0.00%	[8]
Other Expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.16%	[9]	0.16%	[9]	0.16%	[9]	0.04%	[9]	0.16%	[9]	0.16%	[9]	0.16%	[9]	0.04%	[9]

Total Fund Operating Expenses (after current expense limitations)	1.25% [10]	1.80% [10]	1.80% [10]	1.05% [10]	0.80% [10]	0.86%		1.61%		1.61%		0.49%		0.86%		1.61%		1.61%		0.49%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase. If you buy $1,000,000 or more of Class P Shares of an AXA Enterprise Fund and redeem those shares within one year of the date of purchase, a CDSC of 1.00% generally will apply to the redemptions on those shares.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders. A 2% redemption fee will be imposed on the redemption of shares (including by exchange) of the GST Fund held for 30 calendar days or less.

[6]	The Goldman Sachs Core Plus Fixed Income Fund’s annual fund operating expenses have been estimated for the current fiscal year.

[7]	The management agreement for the Core Plus Fixed Income Fund provides for management fees at annual rates equal to the following percentage of the average daily net assets of the Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Core Plus Fixed Income Fund	0.45%	First $1 Billion
	0.35%	Next $1 Billion
	0.30%	Over $2 Billion

[8]	“Acquired Fund” means any investment company in which the Goldman Sachs Core Plus Fixed Income Fund invests or has invested during the period. The Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year. The total annual Fund operating expenses will not correlate to the Core Plus Fixed Income Fund’s ratio of expenses to average net assets, which reflects the operating expenses of the Core Plus Fixed Income Fund and does not include Acquired Fund fees and expenses. The Core Plus Fixed Income Fund calculates the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.

[9]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to 0.16% of the average daily net assets of the Class A and Class C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[10]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 1.25% for Class A Shares, 1.80% for Class B and Class C Shares, 1.05% for Class P Shares and 0.80% for Class Y Shares. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after February 28, 2008.
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     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class P, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Multimanager Core Bond Fund
Class A Shares	$596	$989	$1,406	$2,565
Class B Shares[1]
- assuming complete redemption at end of period	$682	$1,106	$1,456	$2,621
- assuming no redemption	$182	$706	$1,256	$2,621
Class C Shares
- assuming complete redemption at end of period	$282	$706	$1,256	$2,756
- assuming no redemption	$182	$706	$1,256	$2,756
Class P Shares	$651	$1,002	$1,376	$2,423
Class Y Shares	$81	$401	$743	$1,709
Goldman Sachs Core Plus Fixed Income Fund
Class A Shares	$571	$826	$1,100	$1,882
Class B Shares[1]
- assuming complete redemption at end of period	$702	$924	$1,273	$2,123
- assuming no redemption	$202	$624	$1,073	$2,123
Class C Shares
- assuming complete redemption at end of period	$302	$624	$1,073	$2,317
- assuming no redemption	$202	$624	$1,073	$2,317
Institutional Shares	$89	$278	$482	$1,073
Combined Fund Pro Forma
Class A Shares	$571	$826	$1,100	$1,882
Class B Shares[1]
- assuming complete redemption at end of period	$702	$924	$1,273	$2,123
- assuming no redemption	$202	$624	$1,073	$2,123
Class C Shares
- assuming complete redemption at end of period	$302	$624	$1,073	$2,317
- assuming no redemption	$202	$624	$1,073	$2,317
Institutional Shares	$89	$278	$482	$1,073

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

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      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The Goldman Sachs Core Plus Fixed Income Fund commenced operations on October 16, 2006. Thus no performance information is provided in this section. Information regarding the performance of the AXA Enterprise Multimanager Core Bond Fund is included in that Fund’s current Prospectus, dated March 1, 2006, as supplemented, which is incorporated herein by reference. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

AXA Enterprise Multimanager
	Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

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AXA Enterprise Multimanager
Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

Class P Shares. Class P Shares are no longer available for investment, except through reinvestment of dividends and distributions and through exchanges of Class P Shares of another AXA Enterprise Fund. Class P Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and in certain circumstances, waived. There is no CDSC on redemptions of Class P Shares, except in certain circumstances when the front-end sales charge is waived. Class P Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class P Shares.	Class P shareholders of the AXA Enterprise Fund will receive Class A Shares of the GST Fund in connection with the Reorganization. Information regarding the sales charges and distribution/service (Rule 12b-1) fees for the Class A Shares of the GST Fund is shown above.

Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

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AXA Enterprise Multimanager
	Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) held for 30 calendar days or less.

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Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of October 31, 2006 and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on October 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs
	Multimanager Core	Core Plus Fixed	Pro Forma	Pro Forma
	Bond Fund	Income Fund*	Adjustments	Combined Fund

Net Assets:	$37,509 (Class A Shares)	$0 (Class A Shares)	$0	$37,509 (Class A Shares)
	$19,634 (Class B Shares)	$0 (Class B Shares)	$0	$19,634 (Class B Shares)
	$14,232 (Class C Shares)	$0 (Class C Shares)	$0	$14,232 (Class C Shares)
	$6,762 (Class P Shares)		$0
	$43,033 (Class Y Shares)	$0 (Institutional Shares)	$0	$43,033 (Institutional Shares)

Net Asset Value Per Share:	$9.87 (Class A Shares)	$0 (Class A Shares)	$0.00	$9.87 (Class A Shares)
	$9.85 (Class B Shares)	$0 (Class B Shares)	$0.00	$9.85 (Class B Shares)
	$9.84 (Class C Shares)	$0 (Class C Shares)	$0.00	$9.84 (Class C Shares)
	$9.86 (Class P Shares)
	$9.87 (Class Y Shares)	$0 (Institutional Shares)	$0.00	$9.87 (Institutional Shares)

Shares Outstanding:	3,800 (Class A Shares)	0 (Class A Shares)	0	3,800 (Class A Shares)
	1,994 (Class B Shares)	0 (Class B Shares)	0	1,994 (Class B Shares)
	1,446 (Class C Shares)	0 (Class C Shares)	0	1,446 (Class C Shares)
	686 (Class P Shares)
	4,359 (Class Y Shares)	0 (Institutional Shares)	0	4,359 (Institutional Shares)

*	The Goldman Sachs Core Plus Fixed Income Fund will be the accounting survivor for financial statement purposes.
*    *    *    *    *

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Proposal 1(i): Approval of the Reorganization of the AXA Enterprise Aggressive Allocation Fund into the Goldman Sachs Equity Growth Strategy Portfolio pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Aggressive Allocation Fund into the Goldman Sachs Equity Growth Strategy Portfolio. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The GST Fund has a policy that, to the extent required by SEC regulations, its shareholders will be provided with at least sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B, “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C and “Additional Information Regarding the AXA Enterprise Asset Allocation Funds and GST Asset Allocation Funds and Description of the Underlying Funds” in Appendix D. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio

Investment Objective	Investment Objective
Seeks long-term capital appreciation.	Seeks long-term capital appreciation.

Investment Policies	Investment Policies
The Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable or Enterprise Capital Management, Inc., an affiliate of AXA Equitable (the “AXA Underlying Funds”).	The Fund pursues its investment objective by investing exclusively in other mutual funds managed by GSAM or an affiliate (the “GST Underlying Funds”).
The Fund invests approximately 90% of its assets in equity investments and approximately 10% of its assets in fixed income investments through investments in AXA Underlying Funds that invest primarily in either equity securities or fixed-income securities. Subject to this asset allocation target, the Fund generally invests its assets in a combination of AXA Underlying Funds that would result in the Fund being invested in the following asset categories in the approximate percentages: International Equity — 25%; Large Cap Equity — 45%; Small/Mid Cap Equity — 20%; Investment Grade — 10%; and High Yield Bonds — 0%. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Fund’s assets.	Under normal conditions, substantially all of the Fund’s Total Assets will be allocated among GST Underlying Funds that invest primarily in equity securities (“GST Underlying Equity Funds”), with a greater focus on small cap and international investments relative to the other asset allocation funds advised by GSAM (“GST Asset Allocation Funds”). The target allocation is 100% for GST Underlying Equity Funds and 0% for GST Underlying Funds that invest primarily in fixed- income securities (“GST Underlying Fixed-Income Funds”). The allocation range is 80% to 100% for GST Underlying Equity Funds and 0% to 20% for GST Underlying Fixed-Income Funds. The Fund will invest a relatively significant percentage of its assets in the Structured Large Cap Growth, Structured Large Cap Value and Structured International Equity Funds.

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AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio

The Fund is managed so that it can serve as a core part of a larger portfolio. AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific AXA Underlying Funds in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and AXA Underlying Funds, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and the target investment percentages.	The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. GSAM uses a disciplined, rigorous and quantitative approach to global tactical allocation. The Global Tactical Asset Allocation (“GTAA”) strategy attempts to add value by actively managing exposure to global stock, bond and currency markets. GSAM’s GTAA models use financial and economic factors that are designed to capture intuitive fundamental relationships across markets. The Fund may tactically deviate from the strategic allocations based on forecasts provided by the models. This process seeks to add value by overweighting attractive markets and underweighting unattractive markets.

Information regarding the AXA Underlying Funds in which the AXA Enterprise Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. AXA Equitable may change the particular Underlying Funds in which the Fund invests from time to time.	Information regarding the GST Underlying Funds in which the GST Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. GSAM may change the particular Underlying Funds in which the Fund invests from time to time.

Investment Adviser	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment adviser for the Fund.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Aggressive Allocation Fund and Goldman Sachs Equity Growth Strategy Portfolio are, in general, similar. One difference that should be noted is that the Goldman Sachs Equity Growth Strategy Portfolio normally invests substantially all of its assets in equity investments, while the AXA Enterprise Aggressive Allocation Fund normally invests approximately 90% of its assets in equity investments and 10% in fixed-income investments.
Comparison of Principal Risk Factors
      The investments of the Goldman Sachs Equity Growth Strategy Portfolio and the AXA Enterprise Aggressive Allocation Fund (each an “Asset Allocation Fund”) are concentrated in other mutual funds (“Underlying Funds”). Shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of the assets the Asset Allocation Funds allocate to specific Underlying Funds. To the extent an Asset Allocation Fund invests in Underlying Funds that invest in equity securities, the Asset Allocation Fund will be subject to the risks associated with such investments. Similarly, to the extent an Asset Allocation Fund invests in fixed-income securities, the Asset Allocation Fund will be subject to the risks associated with those investments. In addition, the investment adviser for an Asset Allocation Fund is subject to conflicts of interest in allocating investments among Underlying Funds. An Asset Allocation Fund also will incur a proportionate share of the expenses of the Underlying Funds in which it invests in addition to its own expenses.

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      The principal risks of an investment in each Fund are similar, as each Fund is an Asset Allocation Fund. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Aggressive	Goldman Sachs Equity Growth
	Allocation Fund	Strategy Portfolio

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/Default Risk	X	X
Call Risk	X
Extension Risk	X
Stock Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Investment Style Risk	X	X
Mid Cap and Small Cap Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Geographic Risk	X	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large Capitalization Risk	X	X
Currency Risk	X	X
Investment Grade Securities Risk	X
Investing in Underlying Funds	X	X
Investments of Underlying Funds	X	X
Affiliated Persons	X	X
Expenses	X	X
Initial Public Offering (“IPO”) Risk		X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that Class A and Institutional shareholders of the AXA Enterprise Fund will incur lower annual operating expense ratios (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. It is expected that Class B and C shareholders of the AXA Enterprise Fund will incur higher annual operating expense ratios (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. However, the net annual operating expense ratio for each class of shares of the GST Fund for the last fiscal year, including the expenses of the Underlying Funds in which it invests, was lower than that of the corresponding class of shares of the AXA Enterprise Fund, including the expenses of the Underlying Funds in which it invested. GSAM has

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agreed in the Reorganization Agreement that it will cap the net annual operating expenses of the GST Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization of the GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the table below.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Aggressive Allocation Fund and the Goldman Sachs Equity Growth Strategy Portfolio based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended June 30, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on July 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended June 30, 2006. For financial statement purposes, the Goldman Sachs Equity Growth Strategy Portfolio will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      GSAM has agreed in the Reorganization Agreement that it will cap the net annual fund operating expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Goldman Sachs Equity Growth Strategy Portfolio for one year from the effective time of the Reorganization to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the following tables.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise Aggressive							Goldman Sachs Equity
	Allocation Fund							Growth Strategy Portfolio					Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None	None		None	None	None	None		None	None	None

	AXA Enterprise Aggressive								Goldman Sachs Equity
	Allocation Fund								Growth Strategy Portfolio								Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.20%		0.20%		0.20%		0.20%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	1.78%		1.68%		1.68%		1.64%		0.31%	[7]	0.31%	[7]	0.31%	[7]	0.16%	[7]	0.31%	[7]	0.31%	[7]	0.31%	[7]	0.16%	[7]
Underlying Fund Expenses[8]	8.15%	[9]	8.85%	[9]	8.85%	[9]	7.85%	[9]	0.85%	[9]	0.85%	[10]	0.85%	[10]	0.85%	[10]	0.85%	[10]	0.85%	[10]	0.85%	[10]	0.85%	[10]

Total Other and Underlying Fund Expenses	9.93%		10.53%		10.53%		9.49%		1.16%		1.16%		1.16%		1.01%		1.16%		1.16%		1.16%		1.01%

Total Fund Operating Expenses*	10.43%	[11]	11.73%	[11]	11.73%	[11]	9.69%	[11]	1.56%		2.31%		2.31%		1.16%		1.56%		2.31%		2.31%		1.16%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise Aggressive								Goldman Sachs Equity
	Allocation Fund								Growth Strategy Portfolio								Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.00%		0.00%		0.00%		0.00%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.36%		0.21%		0.21%		0.21%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]
Underlying Fund Expenses[8]	1.70%	[9]	2.40%	[9]	2.40%	[9]	1.40%	[9]	0.80%	[10]	0.80%	[10]	0.80%	[10]	0.80%	[10]	0.80%	[10]	0.80%	[10]	0.80%	[10]	0.80%	[10]

Total Other and Underlying Fund Expenses	2.06%		2.61%		2.61%		1.61%		0.99%		0.99%		0.99%		0.84%		0.99%		0.99%		0.99%		0.84%

Total Fund Operating Expenses (after current expense limitations)	2.36%	[9,11]	3.61%	[9,11]	3.61%	[9,11]	1.61%	[9,11]	1.39%		2.14%		2.14%		0.99%		1.36%		2.14%		2.14%		0.99%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM’s fee reduction commitment with GST has permanently reduced the management fee for the Goldman Sachs Equity Growth Strategy Portfolio to an annual rate of 0.15% of the average daily net assets of the Fund. As a result, “Management Fees” and “Total Fund Operating Expenses” of the Fund have been restated to reflect the current expenses that are expected for the current fiscal year.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	The AXA Enterprise Aggressive Allocation Fund and Goldman Sachs Equity Growth Strategy Portfolio invest in shares of Underlying Funds (as defined below). Therefore, each Fund will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Fund will be reduced by each Underlying Fund’s expenses.

[9]	The range of expenses (as a percentage of net assets) expected to be incurred indirectly in connection with the AXA Enterprise Aggressive Allocation Fund’s investments in Underlying Funds is 1.20% to 1.70%. Thus, the Total Fund Operating Expenses (after current expense limitations) ratio of the Fund, including the Fund’s direct and indirect expenses, is currently expected to range from 1.70% to 2.20% for Class A Shares, 2.40% to 2.90% for Class B Shares, 2.40% to 2.90% for Class C Shares, and 1.40% to 1.90% for Class Y Shares, after taking into account the fee waiver and expense reimbursement arrangement described above. The Underlying Fund Expenses and Total Fund Operating Expenses (after current expense limitations) set forth in the fee and expense tables assume the highest amount of the expected range of expenses of the Underlying Funds is incurred. Absent this arrangement, the total operating expense ratio of the shares of the Fund would range from 8.15% to 8.65% for Class A Shares, 8.85% to 9.35% for Class B Shares, 8.85% to 9.35% for Class C Shares, and 7.85% to 8.35% for Class Y Shares. This information is based on a weighted-average range of the expense ratios since the average assets of the Fund invested in the Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of the Fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

[10]	“Underlying Fund Expenses” for the Goldman Sachs Equity Growth Strategy Portfolio are based upon the strategic allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

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[11]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through April 30, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 0.50% for Class A Shares, 1.20% for Class B and Class C Shares and 0.20% for Class Y Shares. The Total Fund Operating Expenses set forth in the previous sentence with respect to AXA Enterprise Aggressive Allocation Fund do not include the proportionate share of Underlying Fund expenses that this Fund indirectly bears. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after April 30, 2008.
     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Aggressive Allocation Fund
Class A Shares	$694	$2,472	$4,063	$7,342
Class B Shares[1]
- assuming complete redemption at end of period	$849	$2,792	$4,370	$7,543
- assuming no redemption	$349	$2,392	$4,170	$7,543
Class C Shares
- assuming complete redemption at end of period	$449	$2,392	$4,170	$7,667
- assuming no redemption	$349	$2,392	$4,170	$7,667
Class Y Shares	$157	$1,919	$3,519	$6,907
Goldman Sachs Equity Growth Strategy Portfolio
Class A Shares	$700	$1,016	$1,353	$2,304
Class B Shares[1]
- assuming complete redemption at end of period	$734	$1,021	$1,435	$2,458
- assuming no redemption	$234	$721	$1,235	$2,458
Class C Shares
- assuming complete redemption at end of period	$334	$721	$1,235	$2,646
- assuming no redemption	$234	$721	$1,235	$2,646
Institutional Shares	$118	$368	$638	$1,409

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	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma
Class A Shares	$700	$1,016	$1,353	$2,304
Class B Shares[1]
- assuming complete redemption at end of period	$734	$1,021	$1,435	$2,458
- assuming no redemption	$234	$721	$1,235	$2,458
Class C Shares
- assuming complete redemption at end of period	$334	$721	$1,235	$2,646
- assuming no redemption	$234	$721	$1,235	$2,646
Institutional Shares	$118	$368	$638	$1,409

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).

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      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Aggressive Allocation Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 1/10/05)
Return Before Taxes	10.93%	NA	10.33%
Return After Taxes on Distributions[1]	10.01%	NA	9.44%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.23%	NA	8.34%
Aggressive Allocation Index[2]	16.15%	NA	12.07%
Class B (inception 1/10/05)
Return Before Taxes	10.77%	NA	10.64%
Aggressive Allocation Index	16.15%	NA	12.07%
Class C (inception 1/10/05)
Return Before Taxes	14.69%	NA	12.37%
Aggressive Allocation Index	16.15%	NA	12.07%
Class Y (inception 1/10/05)
Return Before Taxes	16.78%	NA	13.48%
Aggressive Allocation Index	16.15%	NA	12.07%
Goldman Sachs Equity Growth Strategy Portfolio

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 1/2/98)
Return Before Taxes	20.64%	12.71%	6.68%
Return After Taxes on Distributions[1]	13.21%	11.24%	5.69%
Return After Taxes on Distributions and Sale of Fund Shares[1]	9.80%	9.96%	5.09%
S&P 500 Index[3]	15.79%	6.19%	5.95%
MSCI EAFE Index[4]	26.86%	15.42%	8.75%
Russell 2000 Index[5]	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index[6]	32.59%	26.96%	12.02%
Class B (inception 1/2/98)
Return Before Taxes	19.71%	11.86%	5.89%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Russell 2000 Index	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index	32.59%	26.96%	12.02%

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			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class C (inception 1/2/98)
Return Before Taxes	19.68%	11.86%	5.90%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Russell 2000 Index	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index	32.59%	26.96%	12.02%
Institutional Class (inception 1/2/98)
Return Before Taxes	21.05%	13.15%	7.06%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Russell 2000 Index	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index	32.59%	26.96%	12.02%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Aggressive Allocation Index is a weighted blend of the Lehman Brothers Aggregate Bond Index, the S&P 500 Index and the MSCI® EAFE® Index in the following proportions: 10% Lehman Brothers Aggregate Bond Index; 65% S&P 500 Index; and 25% MSCI® EAFE® Index. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed-rate bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Aggressive Allocation Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The Index figures do not reflect any deduction for fees, expenses or taxes.

[4]	The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index figures do not reflect any deduction for fees, expenses or taxes.

[5]	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index figures do not reflect any deduction for fees, expenses or taxes.

[6]	The MSCI® Emerging Markets Free (EMF) Index is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets of over 26 emerging market countries. The Index figures do not reflect any deduction for fees, expenses or taxes.

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Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

	AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio

Sales charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.30% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

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	AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio

Purchase Policies	Investors can purchases shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

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Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of June 30, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on June 30, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs
	Aggressive	Equity Growth	Pro Forma	Pro Forma
	Allocation Fund	Strategy Portfolio*	Adjustments	Combined Fund

Net Assets:	$8,057	$193,430	$(0)	$201,487
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$3,798	$31,704	$0	$35,502
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$3,420	$106,214	$0	$109,634
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$149	$14,916	$0	$15,065
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)
Net Asset Value Per Share:	$11.29	$14.75	$(11.29)	$14.75
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$11.26	$14.27	$(11.26)	$14.27
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$11.25	$14.24	$(11.25)	$14.24
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$11.30	$14.90	$(11.30)	$14.90
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)
Shares Outstanding:	714	13,116	(167)	13,663
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	337	2,222	(71)	2,488
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	304	7,456	(64)	7,696
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	13	1,001	(3)	1,011
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

*	The Goldman Sachs Equity Growth Strategy Portfolio will be the accounting survivor for financial statement purposes.
*    *    *    *    *
Proposal 1(j): Approval of the Reorganization of the AXA Enterprise Conservative Allocation Fund into the Goldman Sachs Balanced Strategy Portfolio pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Conservative Allocation Fund into the Goldman Sachs Balanced Strategy Portfolio. You should read carefully the entire Proxy/Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

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Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B, “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C and “Additional Information Regarding the AXA Enterprise Asset Allocation Funds and GST Asset Allocation Funds and Description of the Underlying Funds” in Appendix D. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio

Investment Objective	Investment Objective
Seeks a high level of current income.	Current income and long-term capital appreciation.

Investment Policies	Investment Policies
The Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable or Enterprise Capital Management, Inc., an affiliate of AXA Equitable.	The Fund pursues its investment objective by investing exclusively in other mutual funds managed by GSAM or an affiliate.

The Fund invests approximately 80% of its assets in fixed income investments and approximately 20% of its assets in equity investments through investments in AXA Underlying Funds. Subject to this asset allocation target, the Fund generally invests its assets in a combination of AXA Underlying Funds that would result in the Fund being invested in the following asset categories in the following approximate percentages: 5% in International Equity Securities, 10% in Large Cap Equity Securities, 5% in Small/Mid Cap Equity Securities, 75% in Investment Grade Bonds and 5% in High Yield Bonds. The target allocation to investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Fund’s assets.	Under normal conditions, approximately 60% of the Fund’s Total Assets will be allocated among GST Underlying Fixed-Income Funds and 40% of the Fund’s Total Assets will be allocated among GST Underlying Equity Funds. Allocation to GST Underlying Equity Funds is intended to add diversification and enhance returns, but will also add some volatility. GSAM expects that the Fund will invest a relatively significant percentage of its equity allocation in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, and Goldman Sachs Structured International Equity Funds and may invest a relatively significant percentage of its assets in the Goldman Sachs Global Income and Goldman Sachs High Yield Funds. It is expected that the Fund will invest more than 25% of its assets in the Goldman Sachs Short Duration Government Fund. The target allocation is 40% for GST Underlying Equity Fund and 60% for GST Underlying Fixed-Income Funds. The allocation range is 20-60% for GST Underlying Equity Funds and 40%-80% for GST Underlying Fixed-Income Funds.

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AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio

The Fund is managed so that it can serve as a core part of a larger portfolio. AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific AXA Underlying Funds in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and AXA Underlying Funds, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and the target investment percentages.	The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. GSAM uses a disciplined, rigorous and quantitative approach to global tactical allocation. The Global Tactical Asset Allocation (“GTAA”) strategy attempts to add value by actively managing exposure to global stock, bond and currency markets. GSAM’s GTAA models use financial and economic factors that are designed to capture intuitive fundamental relationships across markets. The Fund may tactically deviate from the strategic allocations based on forecasts provided by the models. This process seeks to add value by overweighting attractive markets and underweighting unattractive markets.

Information regarding the AXA Underlying Funds in which the AXA Enterprise Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. AXA Equitable may change the particular Underlying Funds in which the Fund invests from time to time.	Information regarding the GST Underlying Funds in which the GST Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. GSAM may change the particular Underlying Funds in which the Fund invests from time to time.

Investment Adviser	Investment Adviser
AXA Equitable, through its AXA Funds Management Group unit, serves as the investment adviser for the Fund.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Conservative Allocation Fund and Goldman Sachs Balanced Strategy Portfolio are, in general, similar. One difference that should be noted is that the GST Fund normally invests approximately 60% of its assets in fixed-income investments and approximately 40% in equity investments, while the AXA Enterprise Fund invests 80% in fixed-income investments and 20% in equity investments.
Comparison of Principal Risk Factors
      The investments of the Goldman Sachs Balanced Strategy Portfolio and the AXA Enterprise Conservative Allocation Fund (each an “Asset Allocation Fund”) are concentrated in other mutual funds (“Underlying Funds”). Shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of the assets the Asset Allocation Funds allocate to specific Underlying Funds. To the extent an Asset Allocation Fund invests in Underlying Funds that invest in equity securities, the Asset Allocation Fund will be subject to the risks associated with such investments. Similarly, to the extent an Asset Allocation Fund invests in fixed-income securities, the Asset Allocation Fund will be subject to the risks associated with those investments. In addition, the investment adviser for an Asset Allocation Fund is subject to conflicts of interest in allocating investments among Underlying Funds. An Asset Allocation Fund also will incur a proportionate share of the expenses of the Underlying Funds in which it invests in addition to its own expenses.

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      The principal risks of an investment in each Fund are similar, as each Fund is an Asset Allocation Fund. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Conservative	Goldman Sachs Balanced
	Allocation Fund	Strategy Portfolio

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/Default Risk	X	X
Call Risk	X	X
Extension Risk	X	X
Stock Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Investment Style Risk	X	X
Mid Cap and Small Cap Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Geographic Risk	X	X
Issuer Specific Risk	X	X
Sub-Adviser Selection Risk	X
Large Capitalization Risk	X	X
Currency Risk	X	X
Investment Grade Securities Risk	X	X
Investing in Underlying Funds	X	X
Investments of Underlying Funds	X	X
Affiliated Persons	X	X
Expenses	X	X
U.S. Government Securities Risk	X	X
Sovereign Risk	X	X
Junk Bond Risk	X	X
Non-Hedging Foreign Currency Trading Risk		X
Initial Public Offering Risk		X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that Class A and Institutional shareholders of the AXA Enterprise Fund will incur lower annual operating expenses (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the

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GST Fund after the Reorganization. It is expected that Class B and C shareholders of the AXA Enterprise Fund will incur higher annual operating expense ratios (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. However, the net annual operating expense ratio for each class of shares of the GST Fund for the last fiscal year, including the expenses of the Underlying Funds in which it invests, was lower than that of the corresponding class of shares of the AXA Enterprise Fund, including the expenses of the Underlying Funds in which it invested. GSAM has agreed in the Reorganization Agreement that it will cap the net annual operating expenses of the GST Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization of the GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the table below.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Conservative Allocation Fund and the Goldman Sachs Balanced Strategy Portfolio based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended June 30, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on July 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended June 30, 2006. For financial statement purposes, the Goldman Sachs Balanced Strategy Portfolio will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      GSAM has agreed in the Reorganization Agreement that it will cap the net annual fund operating expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Goldman Sachs Balanced Strategy Portfolio for one year from the effective time of the Reorganization to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the following tables.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise							Goldman Sachs					Combined Fund
	Conservative Allocation Fund							Balanced Strategy Portfolio					Pro Forma

	Class A		Class B		Class C		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None	None		None	None	None	None		None	None	None

	AXA Enterprise								Goldman Sachs								Combined Fund
	Conservative Allocation Fund								Balanced Strategy Portfolio								Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.20%		0.20%		0.20%		0.20%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	2.61%		2.46%		2.46%		2.46%		0.28%	[7]	0.28%	[7]	0.28%	[7]	0.13%	[7]	0.28%	[7]	0.28%	[7]	0.28%	[7]	0.13%	[7]
Underlying Fund Expenses[8]	13.04%	[9]	13.74%	[9]	13.74%	[9]	12.74%	[9]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]

Total Other and Underlying Fund Expenses	15.65%		16.20%		16.20%		15.20%		0.97%		0.97%		0.97%		0.82%		0.97%		0.97%		0.97%		0.82%

Total Fund Operating Expenses*	16.15%	[11]	17.40%	[11]	17.40%	[11]	15.40%	[11]	1.37%		2.12%		2.12%		1.97%		1.37%		2.12%		2.12%		0.97%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise								Goldman Sachs								Combined Fund
	Conservative Allocation Fund								Balanced Strategy Portfolio								Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.00%		0.00%		0.00%		0.00%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.39%		0.24%		0.24%		0.24%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%		0.19%		0.19%		0.04%
Underlying Fund Expenses[8]	1.25%	[9]	1.95%	[9]	1.95%	[9]	0.95%	[9]	0.62%	[10]	0.62%	[10]	0.62%	[10]	0.62%	[10]	0.62%	[10]	0.62%	[10]	0.62%	[10]	0.62%	[10]

Total Other and Underlying Fund Expenses	1.64%		2.19%		2.19%		1.19%		0.81%		0.81%		0.81%		0.66%		0.81%		0.81%		0.81%		0.66%

Total Fund Operating Expenses (after current expense limitations)	1.94%	[9,11]	3.19%	[9,11]	3.19%	[9,11]	1.19%	[9,11]	1.21%		1.96%		1.96%		0.81%		1.21%		1.96%		1.96%		0.81%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM’s fee reduction commitment with GST has permanently reduced the management fee for the Goldman Sachs Balanced Strategy Portfolio to an annual rate of 0.15% of the average daily net assets of the Fund. As a result, “Management Fees” and “Total Fund Operating Expenses” of the Fund have been restated to reflect the current expenses that are expected for the current fiscal year.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	The AXA Enterprise Conservative Fund and Goldman Sachs Balanced Strategy Portfolio invest in shares of Underlying Funds (as defined below). Therefore, each Fund will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Fund will be reduced by each Underlying Fund’s expenses.

[9]	The range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each fund’s investments in Underlying Funds is 0.75% to 1.25%; Thus, the net operating expense ratio of the shares of each fund, including the fund’s direct and indirect expenses, is currently expected to range from 1.25% to 1.75% for Class A Shares, 1.95% to 2.45% for Class B Shares, 1.95% to 2.45% for Class C Shares, and 0.95% to 1.45% for Class Y Shares, after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total operating expense ratio of the shares of each fund would range from 13.04% to 13.54% for Class A Shares, 13.74 to 14.24% for Class B Shares, 13.74% to 14.24% for Class C Shares, and 12.74% to 13.24% for Class Y Shares. This information is based on a weighted-average range of the expense ratios since the average assets of each fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

[10]	“Underlying Fund Expenses” for the Goldman Sachs Balanced Strategy Portfolio are based upon the strategic allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

[11]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through April 30, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating

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Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 0.50% for Class A Shares, 1.20% for Class B and Class C Shares and 0.20% for Class Y Shares. The Total Fund Operating Expenses set forth in the previous sentence with respect to AXA Enterprise Conservative Allocation Fund do not include the proportionate share of Underlying Fund expenses that this Fund indirectly bears. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after April 30, 2008.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Conservative Allocation Fund
Class A Shares	$649	$3,087	$5,011	$8,230
Class B Shares[1]
- assuming complete redemption at end of period	$795	$3,378	$5,236	$8,260
- assuming no redemption	$295	$2,978	$5,036	$8,260
Class C Shares
- assuming complete redemption at end of period	$395	$2,978	$5,036	$8,323
- assuming no redemption	$295	$2,978	$5,036	$8,323
Class Y Shares	$113	$2,593	$4,584	$8,009
Goldman Sachs Balanced Strategy Portfolio
Class A Shares	$682	$960	$1,259	$2,106
Class B Shares[1]
- assuming complete redemption at end of period	$715	$964	$1,339	$2,261
- assuming no redemption	$215	$664	$1,139	$2,261
Class C Shares
- assuming complete redemption at end of period	$315	$664	$1,139	$2,452
- assuming no redemption	$215	$664	$1,139	$2,452
Institutional Shares	$99	$309	$536	$1,190

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	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro Forma
Class A Shares	$682	$960	$1,259	$2,106
Class B Shares[1]
- assuming complete redemption at end of period	$715	$964	$1,339	$2,261
- assuming no redemption	$215	$664	$1,139	$2,261
Class C Shares
- assuming complete redemption at end of period	$315	$664	$1,139	$2,452
- assuming no redemption	$215	$664	$1,139	$2,452
Institutional Shares	$99	$309	$536	$1,190

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).

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      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Conservative Allocation Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 1/10/05)
Return Before Taxes	1.49%	NA	1.77%
Return After Taxes on Distributions[1]	0.44%	NA	0.95%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.00%	NA	1.04%
Conservative Allocation Index[2]	6.56%	NA	5.07%
Class B (inception 1/10/05)
Return Before Taxes	0.74%	NA	1.76%
Conservative Allocation Index	6.56%	NA	5.07%
Class C (inception 1/10/05)
Return Before Taxes	4.85%	NA	3.73%
Conservative Allocation Index	6.56%	NA	5.07%
Class Y (inception 1/10/05)
Return Before Taxes	6.84%	NA	4.65%
Conservative Allocation Index	6.56%	NA	5.07%

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Goldman Sachs Balanced Strategy Portfolio

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 1/2/98)
Return Before Taxes	11.09%	7.66%	5.69%
Return After Taxes on Distributions[1]	3.27%	5.37%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.17%	5.04%	3.57%
S&P 500 Index[3]	15.79%	6.19%	5.95%
Two Year U.S. Treasury Note Index[4]	3.80%	3.00%	4.51%
Class B (inception 1/2/98)
Return Before Taxes	10.16%	6.83%	4.91%
S&P 500 Index	15.79%	6.19%	5.95%
Two Year U.S. Treasury Note Index[4]	3.80%	3.00%	4.51%
Class C (inception 1/2/98)
Return Before Taxes	10.22%	6.85%	4.92%
S&P 500 Index	15.79%	6.19%	5.95%
Two Year U.S. Treasury Note Index[4]	3.80%	3.00%	4.51%
Institutional Class (inception 1/2/98)
Return Before Taxes	11.50%	8.07%	6.12%
S&P 500 Index	15.79%	6.19%	5.95%
Two Year U.S. Treasury Note Index[4]	3.80%	3.00%	4.51%

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B and Class C Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Conservative Allocation Index is a weighted blend of the Lehman Brothers Aggregate Bond Index, the S&P 500 Index and the MSCI® EAFE® Index in the following proportions: 80% Lehman Brothers Aggregate Bond Index; 15% S&P 500 Index; and 5% MSCI® EAFE® Index. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed-rate bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Conservative Allocation Index figures do not reflect any deduction for fees, expenses or taxes.

[3]	The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The Index figures do not reflect any deduction for fees, expenses or taxes.

[4]	The Two-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The Index figures do not reflect any deduction for fees, expenses or taxes.

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Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

	AXA Enterprise Conservative	Goldman Sachs Balanced
	Allocation Fund	Strategy Portfolio

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.30% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

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	AXA Enterprise Conservative	Goldman Sachs Balanced
	Allocation Fund	Strategy Portfolio

Purchase Policies	Investors can purchases shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

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Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of June 30, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on June 30, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs
	Conservative	Balanced Strategy	Pro Forma	Pro Forma
	Allocation Fund	Portfolio*	Adjustments	Combined Fund

Net Assets:	$5,549 (Class A Shares)	$152,646 (Class A Shares)	$0	$158,195 (Class A Shares)
	$770 (Class B Shares)	$31,637 (Class B Shares)	$0	$32,407 (Class B Shares)
	$904 (Class C Shares)	$62,403 (Class C Shares)	$0	$63,307 (Class C Shares)
	$10 (Class Y Shares)	$72,869 (Institutional Shares)	$0	$72,879 (Institutional Shares)
Net Asset Value Per Share:	$10.14 (Class A Shares)	$11.19 (Class A Shares)	$(10.14)	$11.19 (Class A Shares)
	$10.12 (Class B Shares)	$11.19 (Class B Shares)	$(10.12)	$11.19 (Class B Shares)
	$10.12 (Class C Shares)	$11.19 (Class C Shares)	$(10.12)	$11.19 (Class C Shares)
	$10.15 (Class Y Shares)	$11.19 (Institutional Shares)	$(10.15)	$11.19 (Institutional Shares)
Shares Outstanding:	547 (Class A Shares)	13,641 (Class A Shares)	(51)	14,137 (Class A Shares)
	76 (Class B Shares)	2,828 (Class B Shares)	(7)	2,897 (Class B Shares)
	89 (Class C Shares)	5,577 (Class C Shares)	(9)	5,657 (Class C Shares)
	1 (Class Y Shares)	6,512 (Institutional Shares)	(0)	6,513 (Institutional Shares)

*	The Goldman Sachs Balanced Strategy Portfolio will be the accounting survivor for financial statement purposes.
* * * *
Proposal 1(k): Approval of the Reorganization of the AXA Enterprise Moderate Allocation Fund into the Goldman Sachs Growth and Income Strategy Portfolio pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Moderate Allocation Fund into the Goldman Sachs Growth and Income Strategy Portfolio. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

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Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B, “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C and “Additional Information Regarding the AXA Enterprise Asset Allocation Funds and GST Asset Allocation Funds and Description of the Underlying Funds” in Appendix D. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio

Investment Objective	Investment Objective
Seeks long-term capital appreciation.	Seeks long-term capital appreciation and current income.

Investment Policies	Investment Policies

The Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable or Enterprise Capital Management, Inc., an affiliate of AXA Equitable.	The Fund pursues its investment objective by investing exclusively in other mutual funds managed by GSAM or an affiliate.
The Fund invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed-income investments through investments in AXA Underlying Funds. Subject to this asset allocation target, the Fund generally invests its assets in a combination of AXA Underlying Funds that would result in the Fund being invested in the following asset categories in the approximate percentages: International Equity — 15%; Large Cap Equity — 25%; Small/Mid Cap Equity — 10%; Investment Grade — 45%; and High Yield Bonds — 5%. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Fund’s assets.	Under normal conditions, approximately 60% of the Fund’s Total Assets will be allocated among GST Underlying Equity Funds, which are intended to provide the capital appreciation component, and approximately 40% of the Fund’s Total Assets will be allocated among GST Underlying Fixed-Income Funds. Allocation to GST Underlying Fixed-Income Funds is intended to provide the income component. GSAM expects that the Fund will invest a relatively significant percentage of its equity allocation in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds and will invest a relatively significant percentage of its assets in the Goldman Sachs Core Fixed Income and Goldman Sachs Global Income Funds. The target allocation is 60% for GST Underlying Equity Funds and 40% for GST Underlying Fixed Income Funds. The allocation range is 40%-80% for GST Underlying Equity Funds and 20%-60% for GST Underlying Fixed Income Funds.

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AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio

The Fund is managed so that it can serve as a core part of a larger portfolio. AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific AXA Underlying Funds in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and AXA Underlying Funds, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and the target investment percentages.	The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. GSAM uses a disciplined, rigorous and quantitative approach to global tactical allocation. The Global Tactical Asset Allocation (“GTAA”) strategy attempts to add value by actively managing exposure to global stock, bond and currency markets. GSAM’s GTAA models use financial and economic factors that are designed to capture intuitive fundamental relationships across markets. The Fund may tactically deviate from the strategic allocations based on forecasts provided by the models. This process seeks to add value by overweighting attractive markets and underweighting unattractive markets.
Information regarding the AXA Underlying Funds in which the AXA Enterprise Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. AXA Equitable may change the particular Underlying Funds in which the Fund invests from time to time.	Information regarding the GST Underlying Funds in which the GST Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. GSAM may change the particular Underlying Funds in which the Fund invests from time to time.

Investment Adviser	Investment Adviser

AXA Equitable, through its AXA Funds Management Group unit, serves as the investment adviser for the Fund.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Moderate Allocation Fund and Goldman Sachs Growth and Income Strategy Portfolio are, in general, similar. One difference that should be noted is that the GST Fund normally invests approximately 60% of the Fund’s Total Assets in equity investments and 40% of its Total Assets in fixed-income investments, while the AXA Enterprise Fund normally invests approximately 50% of its total assets in equity investments and 50% of its total assets in fixed-income investments.
Comparison of Principal Risk Factors
      The investments of the Goldman Sachs Growth and Income Strategy Portfolio and the AXA Enterprise Moderate Allocation Fund (each an “Asset Allocation Fund”) are concentrated in other mutual funds (“Underlying Funds”). Shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of the assets the Asset Allocation Funds allocate to specific Underlying Funds. To the extent an Asset Allocation Fund invests in Underlying Funds that invest in equity securities, the Asset Allocation Fund will be subject to the risks associated with such investments. Similarly, to the extent an Asset Allocation Fund invests in fixed-income securities, the Asset Allocation Fund will be subject to the risks associated with those investments. In addition, the investment adviser for an Asset Allocation Fund is subject to conflicts of interest in allocating investments among Underlying Funds. An Asset Allocation Fund also will incur a proportionate share of the expenses of the Underlying Funds in which it invests in addition to its own expenses.
      The principal risks of an investment in each Fund are similar, as each Fund is an Asset Allocation Fund. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such

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risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Moderate	Goldman Sachs Growth
	Allocation Fund	and Income Portfolio

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/ Default Risk	X	X
Call Risk	X	X
Extension Risk	X	X
Stock Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Investment Style Risk	X	X
Mid Cap and Small Cap Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Large Capitalization Risk	X	X
Investing in Underlying Funds	X	X
Investments of Underlying Funds	X	X
Affiliated Persons	X	X
Expenses	X	X
U.S. Government Securities Risk	X	X
Sovereign Risk	X	X
Initial Public Offering (“IPO”) Risk		X
Junk Bond Risk	X	X
Non-Hedging Foreign Currency Trading Risk		X
Geographic Risk	X	X
Issuer Specific Risk	X	X
Sub-Adviser Risk	X
Currency Risk	X
Investment Grade Securities Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that Class A and Institutional shareholders of the AXA Enterprise Fund will incur lower annual operating expense ratios (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. It is expected that Class B and C shareholders of the AXA Enterprise Fund will incur higher annual operating expense ratios (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. However, the net annual operating expense ratio for each class of shares of the GST Fund for the last fiscal year, including the

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expenses of the Underlying Funds in which it invests, was lower than that of the corresponding class of shares of the AXA Enterprise Fund, including the expenses of the Underlying Funds in which it invested. GSAM has agreed in the Reorganization Agreement that it will cap the net annual operating expenses of the GST Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization of the GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the table below.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Moderate Allocation Fund and the Goldman Sachs Growth and Income Strategy Portfolio based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended June 30, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on July 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended June 30, 2006. For financial statement purposes, the Goldman Sachs Growth and Income Strategy Portfolio will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      GSAM has agreed in the Reorganization Agreement that it will cap the net annual fund operating expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Goldman Sachs Growth and Income Strategy Portfolio for one year from the effective time of the Reorganization to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the following tables.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise Moderate								Goldman Sachs Growth and Income							Combined Fund
	Allocation Fund								Strategy Portfolio							Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional	Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares	Shares		Shares		Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None		5.50%	[1]	None		None		None	5.50%	[1]	None		None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None		None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00%	[3]	1.00%	[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None	None		None		None		None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00%	[5]	None		None		None		None	None		None		None		None
Exchange Fees	None		None		None		None		None		None		None		None	None		None		None		None

	AXA Enterprise Moderate								Goldman Sachs Growth and Income								Combined Fund
	Allocation Fund								Strategy Portfolio								Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.20%		0.20%		0.20%		0.20%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	1.32%		1.23%		1.23%		1.22%		0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]
Underlying Fund Expenses[8]	5.06%	[9]	5.76%	[9]	5.76%	[9]	4.76%	[9]	0.76%	[10]	0.76%	[10]	0.76%	[10]	0.76%	[10]	0.76%	[10]	0.76%	[10]	0.76%	[10]	0.76%	[10]

Total Other and Underlying Fund Expenses	6.38%		6.99%		6.99%		5.98%		1.00%		1.00%		1.00%		0.85%		1.00%		1.00%		1.00%		0.85%

Total Fund Operating Expenses*	6.88%	[11]	8.19%	[11]	8.19%	[11]	6.18%	[8,11]	1.40%		2.15%		2.15%		1.00%		1.40%		2.15%		2.15%		1.00%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise Moderate								Goldman Sachs Growth and Income								Combined Fund
	Allocation Fund								Strategy Portfolio								Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.00%		0.00%		0.00%		0.00%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.37%		0.22%		0.22%		0.22%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]
Underlying Fund Expenses[8]	1.40%	[9]	2.10%	[9]	2.10%	[9]	1.10%	[9]	0.69%	[9]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]	0.69%	[10]

Total Other and Underlying Fund Expenses	1.77%		2.32%		2.32%		1.32%		0.88%		0.88%		0.88%		0.73%		0.88%		0.88%		0.88%		0.73%

Total Fund Operating Expenses (after current expense limitations)	2.07% [9,11]		3.32% [9,11]		3.32% [9,11]		1.32% [9,11]		1.28%		2.03%		2.03%		0.88%		1.28%		2.03%		2.03%		0.88%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM’s fee reduction commitment with GST has permanently reduced the management fee for the Goldman Sachs Growth and Income Strategy Portfolio to an annual rate of 0.15% of the average daily net assets of the Fund. As a result, “Management Fees” and “Total Fund Operating Expenses” of the Fund have been restated to reflect the current expenses that are expected for the current fiscal year.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	The AXA Enterprise Moderate Allocation Fund and Goldman Sachs Growth and Income Strategy Portfolio invest in shares of Underlying Funds (as defined below). Therefore, each Fund will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Fund will be reduced by each Underlying Fund’s expenses.

[9]	The range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each fund’s investments in Underlying Funds is 0.90% to 1.40%; Thus, the net operating expense ratio of the shares of each fund, including the fund’s direct and indirect expenses, is currently expected to range from: 1.40% to 1.90% for Class A Shares, 2.10% to 2.60% for Class B Shares, 2.10% to 2.60% for Class C Shares, and 1.10% to 1.60% for Class Y Shares,; after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total operating expense ratio of the shares of each fund would range from 5.06% to 5.56% for Class A Shares, 5.76% to 6.26% for Class B Shares, 5.76% to 6.26% for Class C Shares and 4.76% to 5.26% for Class Y Shares; This information is based on a weighted-average range of the expense ratios since the average assets of each fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

[10]	“Underlying Fund Expenses” for the Goldman Sachs Growth and Income Strategy Portfolio are based upon the strategic allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

[11]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through April 30, 2008 (unless the Enterprise Multimanager Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 0.50% for

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Class A Shares, 1.20% for Class B and Class C Shares and 0.20% for Class Y Shares. The Total Fund Operating Expenses set forth in the previous sentence with respect to AXA Enterprise Growth and Income Allocation Fund do not include the proportionate share of Underlying Fund expenses that this Fund indirectly bears. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after April 30, 2008.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Moderate Allocation Fund
Class A Shares	$670	$1,932	$3,147	$5,990
Class B Shares[1]
- assuming complete redemption at end of period	$827	$2,262	$3,501	$6,334
- assuming no redemption	$327	$1,862	$3,301	$6,334
Class C Shares
- assuming complete redemption at end of period	$427	$1,862	$3,301	$6,516
- assuming no redemption	$327	$1,862	$3,301	$6,516
Class Y Shares	$131	$1,338	$2,517	$5,344
Goldman Sachs Growth and Income Strategy Portfolio
Class A Shares	$685	$969	$1,274	$2,137
Class B Shares[1]
- assuming complete redemption at end of period	$718	$973	$1,354	$2,292
- assuming no redemption	$218	$673	$1,154	$2,292
Class C Shares
- assuming complete redemption at end of period	$318	$673	$1,154	$2,483
- assuming no redemption	$218	$673	$1,154	$2,483
Institutional Shares	$102	$318	$552	$1,225
Combined Fund Pro Forma
Class A Shares	$685	$969	$1,274	$2,137
Class B Shares[1]
- assuming complete redemption at end of period	$718	$973	$1,354	$2,292
- assuming no redemption	$218	$673	$1,154	$2,292
Class C Shares
- assuming complete redemption at end of period	$318	$673	$1,154	$2,483
- assuming no redemption	$218	$673	$1,154	$2,483
Institutional Shares	$102	$318	$552	$1,225

1	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.

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      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

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AXA Enterprise Moderate Allocation Fund

Average Annual Total Returns			10 Years or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 1/10/05)
Return Before Taxes	4.81%	NA	4.44%
Return After Taxes on Distributions[1]	3.86%	NA	3.59%
Return After Taxes on Distributions and Sale of Fund Shares[1]	3.24%	NA	3.31%
Moderate Allocation Index[2]	9.97%	NA	7.43%
Class B (inception 1/10/05)
Return Before Taxes	4.44%	NA	4.52%
Moderate Allocation Index	9.97%	NA	7.43%
Class C (inception 1/10/05)
Return Before Taxes	8.33%	NA	6.45%
Moderate Allocation Index	9.97%	NA	7.43%
Class Y (inception 1/10/05)
Return Before Taxes	10.57%	NA	7.50%
Moderate Allocation Index	9.97%	NA	7.43%
Goldman Sachs Growth and Income Strategy Portfolio

Average Annual Total Returns			10 Years or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 1/2/98)
Return Before Taxes	13.95%	10.21%	6.59%
Return After Taxes on Distributions[1]	6.13%	8.05%	4.81%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.95%	7.33%	4.50%
S&P 500 Index[3]	15.79%	6.19%	5.95%
MSCI EAFE Index[4]	26.86%	15.42%	8.75%
Lehman Brothers Aggregate Bond Index[5]	4.33%	5.06%	5.86%
Class B (inception 1/2/98)
Return Before Taxes	13.05%	9.38%	5.79%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Lehman Brothers Aggregate Bond Index[5]	4.33%	5.06%	5.86%
Class C (inception 1/2/98)
Return Before Taxes	13.06%	9.38%	5.79%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Lehman Brothers Aggregate Bond Index[5]	4.33%	5.06%	5.86%
Institutional Class (inception 1/2/98)
Return Before Taxes	14.41%	10.66%	7.02%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Lehman Brothers Aggregate Bond Index[5]	4.33%	5.06%	5.86%

1	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y, and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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2	The Moderate Allocation Index is a weighted blend of the Lehman Brothers Aggregate Bond Index, the S&P 500 Index and the MSCI® EAFE® Index in the following proportions: 50% Lehman Brothers Aggregate Bond Index; 35% S&P 500 Index; and 15% MSCI® EAFE® Index. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed-rate bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Moderate Allocation Index figures do not reflect any deduction for fees, expenses or taxes.

3	The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The Index figures do not reflect any deduction for fees, expenses or taxes.

4	The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index figures do not reflect any deduction for fees, expenses or taxes.

5	The Lehman Brothers Aggregate Bond Index -2% Issuer Capped represents an unmanaged diversified portfolio of fixed-income securities.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

	AXA Enterprise Moderate	Goldman Sachs Growth and Income
	Allocation Fund	Strategy Portfolio

Sales charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.30% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

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	AXA Enterprise Moderate	Goldman Sachs Growth and Income
	Allocation Fund	Strategy Portfolio

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front- end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front- end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front- end sales charge, CDSC or Rule 12b-1 fees.
Purchase Policies	Investors can purchases shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.
Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

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	AXA Enterprise Moderate	Goldman Sachs Growth and Income
	Allocation Fund	Strategy Portfolio

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

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Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of June 30, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on June 30, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise	Goldman Sachs Growth
	Moderate	and Income Strategy	Pro Forma	Pro Forma Combined
	Allocation Fund	Portfolio*	Adjustments	Fund

Net Assets:	$12,001	$810,308	$(0)	$822,309
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$4,640	$101,879	$0	$106,519
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$2,532	$243,803	$(0)	$246,335
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$19	$174,427	$0	$174,446
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

Net Asset Value Per Share:	$10.42	$12.59	$(10.42)	$12.59
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	$10.40	$12.57	$(10.40)	$12.57
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	$10.40	$12.55	$(10.40)	$12.55
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	$10.44	$12.62	$(10.44)	$12.62
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

Shares Outstanding:	1,151	64,353	(198)	65,306
	(Class A Shares)	(Class A Shares)		(Class A Shares)
	446	8,103	(77)	8,472
	(Class B Shares)	(Class B Shares)		(Class B Shares)
	243	19,433	(42)	19,634
	(Class C Shares)	(Class C Shares)		(Class C Shares)
	2	13,817	(0)	13,819
	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)

*	The Goldman Sachs Balanced Strategy Portfolio will be the accounting survivor for financial statement purposes.
*     *     *     *     *
Proposal 1(l): Approval of the Reorganization of the AXA Enterprise Moderate Plus Allocation Fund into the Goldman Sachs Growth Strategy Portfolio pursuant to the Reorganization Agreement.

      The following is a summary of more complete information appearing later in this Proxy/ Prospectus or incorporated herein relating to the Reorganization of the AXA Enterprise Moderate-Plus Allocation Fund into the Goldman Sachs Growth Strategy Portfolio. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein, because they contain details that are not in this summary.

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Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Trustees without a vote of that Fund’s shareholders. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise and GST Funds” in Appendix B, “Comparison of Investment Restrictions of the AXA Enterprise and GST Funds” in Appendix C and “Additional Information Regarding the AXA Enterprise Asset Allocation Funds and GST Asset Allocation Funds and Description of the Underlying Funds” in Appendix D. For information concerning the risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio

Investment Objective	Investment Objective

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	Seeks long-term capital appreciation and secondarily current income.

Investment Policies	Investment Policies

The Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable or Enterprise Capital Management, Inc., an affiliate of AXA Equitable.	The Fund pursues its investment objective by investing exclusively in other mutual funds managed by GSAM or an affiliate.

The Fund invests approximately 70% of its assets in AXA Underlying Funds that emphasize equity investments and approximately 30% of its assets in AXA Underlying Funds that emphasize fixed income investments. Subject to this asset allocation target, the Fund generally invests its assets in a combination of AXA Underlying Funds that would result in the Fund being invested in the following asset categories in the approximate percentages: International Equity — 20%; Large Cap Equity — 35%; Small/Mid Cap Equity — 15%; and Investment Grade — 30%. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Fund’s assets.	Under normal conditions, substantially all of the Fund’s Total Assets will be allocated among GST Underlying Equity Funds, with a greater focus on domestic large cap, small cap and international investments relative to the other GST Asset Allocation Funds. The target allocation is 80% for GST Underlying Equity Funds and is 20% for GST Underlying Fixed-Income Funds. The allocation range is 60% to 100% for GST Underlying Equity Funds is 0% to 40% for GST Underlying Fixed-Income Funds. GSAM expects that the Fund will invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Large Cap Value Fund, and Goldman Sachs Structured International Equity Fund.

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AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio

The Fund is managed so that it can serve as a core part of a larger portfolio. AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific AXA Underlying Funds in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and AXA Underlying Funds, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and the target investment percentages.	The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. GSAM uses a disciplined, rigorous and quantitative approach to global tactical allocation. The Global Tactical Asset Allocation (“GTAA”) strategy attempts to add value by actively managing exposure to global stock, bond and currency markets. GSAM’s GTAA models use financial and economic factors that are designed to capture intuitive fundamental relationships across markets. The Fund may tactically deviate from the strategic allocations based on forecasts provided by the models. This process seeks to add value by overweighting attractive markets and underweighting unattractive markets.

Information regarding the AXA Underlying Funds in which the AXA Enterprise Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. AXA Equitable may change the particular Underlying Funds in which the Fund invests from time to time.	Information regarding the GST Underlying Funds in which the GST Fund currently may invest is included in Appendix D. These Underlying Funds have been selected to represent a reasonable spectrum of investment options for the relevant Fund. GSAM may change the particular Underlying Funds in which the Fund invests from time to time.

Investment Adviser	Investment Adviser

AXA Equitable, through its AXA Funds Management Group unit, serves as the investment adviser for the Fund.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Moderate-Plus Allocation Fund and Goldman Sachs Growth Strategy Portfolio are, in general, similar. One difference that should be noted is that the GST Portfolio normally invests 80% of its assets in equity investments and 20% in fixed income investments, while the AXA Enterprise Fund normally invests approximately 70% of its total assets in equity investments and approximately 30% of its total assets in fixed-income investments.
Comparison of Principal Risk Factors
      The investments of the Goldman Sachs Growth Strategy Portfolio and the AXA Enterprise Moderate-Plus Allocation Fund (each an “Asset Allocation Fund”) are concentrated in other mutual funds (“Underlying Funds”). Shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of the assets the Asset Allocation Funds allocate to specific Underlying Funds. To the extent an Asset Allocation Fund invests in Underlying Funds that invest in equity securities, the Asset Allocation Fund will be subject to the risks associated with such investments. Similarly, to the extent an Asset Allocation Fund invests in fixed-income securities, the Asset Allocation Fund will be subject to the risks associated with those investments. In addition, the investment adviser for an Asset Allocation Fund is subject to conflicts of interest in allocating investments among Underlying Funds. An Asset Allocation Fund also will incur a proportionate share of the expenses of the Underlying Funds in which it invests in addition to its own expenses.
      The principal risks of an investment in each Fund are similar, as each Fund is an Asset Allocation Fund. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The

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principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to All of the Reorganizations — Risks of Investing in the GST Funds and the AXA Enterprise Funds” below.

	AXA Enterprise Moderate-Plus	Goldman Sachs Growth
	Allocation Fund	Strategy Portfolio

Net Asset Value Risk	X	X
Interest Rate Risk	X	X
Credit/ Default Risk	X	X
Call Risk	X	X
Extension Risk	X	X
Stock Risk	X	X
Derivatives Risk	X	X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk	X	X
Investment Style Risk	X	X
Mid Cap and Small Cap Risk	X	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Investing in Underlying Funds	X	X
Investments of Underlying Funds	X	X
Affiliated Persons	X	X
Expenses	X	X
U.S. Government Securities Risk	X	X
Sovereign Risk	X	X
Initial Public Offering Risk (IPO) Risk		X
Junk Bond Risk		X
Non-Hedging Foreign Currency Trading Risk		X
Geographic Risk	X	X
Issuer Specific Risk	X	X
Sub-Adviser Selection Risk	X
Currency Risk	X	X
Investment Grade Securities Risk	X	X
Large Capitalization Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the Corresponding GST Fund. It is expected that Class A and Institutional shareholders of the AXA Enterprise Fund will incur lower annual operating expense ratios (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. It is expected that Class B and C shareholders of the AXA Enterprise Fund will incur higher annual operating expense ratios (excluding fees and expenses of the Underlying Funds) as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. However, the net

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annual operating expense ratio for each class of shares of the GST Fund for the last fiscal year, including the expenses of the Underlying Funds in which it invests, was lower than that of the corresponding class of shares of the AXA Enterprise Fund, including the expenses of the Underlying Funds in which it invested. GSAM has agreed in the Reorganization Agreement that it will cap the net annual operating expenses of the GST Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization of the GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the table below.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Moderate-Plus Allocation Fund and the Goldman Sachs Growth Strategy Portfolio based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended June 30, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on July 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended June 30, 2006. For financial statement purposes, the Goldman Sachs Growth Strategy Portfolio will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      GSAM has agreed in the Reorganization Agreement that it will cap the net annual fund operating expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Goldman Sachs Growth Strategy Portfolio for one year from the effective time of the Reorganization to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of the GST Fund does not exceed the current net annual operating expense ratio for such class of shares of the GST Fund as set forth in the following tables.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) its Corresponding GST Fund as it currently exists and (3) the same GST Fund if it acquires its Corresponding AXA Enterprise Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

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	AXA Enterprise Moderate-Plus
	Allocation Fund							Goldman Sachs Growth Strategy Portfolio					Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y	Class A		Class B	Class C	Institutional	Class A		Class B	Class C	Institutional
	Shares		Shares		Shares		Shares	Shares		Shares	Shares	Shares	Shares		Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		None	5.50%	[1]	None	None	None	5.50%	[1]	None	None	None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	None	[1]	5.00% [3]	1.00% [4]	None	None	[1]	5.00% [3]	1.00% [4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None	None		None	None	None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	2.00% [5]	None		None	None	None	None		None	None	None
Exchange Fees	None		None		None		None	None		None	None	None	None		None	None	None

	AXA Enterprise Moderate-Plus
	Allocation Fund								Goldman Sachs Growth Strategy Portfolio								Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.20%		0.20%		0.20%		0.20%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses*	0.94%		0.82%		0.82%		0.81%		0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]	0.24%	[7]	0.24%	[7]	0.24%	[7]	0.09%	[7]
Underlying Fund Expenses[8]	2.72%	[9]	3.42%	[9]	3.42%	[9]	2.42%	[9]	0.81%	[10]	0.81%	[10]	0.81%	[10]	0.81%	[10]	0.81%	[10]	0.81%	[10]	0.81%	[10]	0.81%	[10]

Total Other and Underlying Fund Expenses	3.66%		4.24%		4.24%		3.23%		1.05%		1.05%		1.05%		0.90%		1.05%		1.05%		1.05%		0.90%

Total Fund Operating Expenses*	4.16%	[11]	5.44%	[11]	5.44%	[11]	3.43%	[11]	1.45%		2.20%		2.20%		1.05%		1.45%		2.20%		2.20%		1.05%

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, GST Fund and Combined Fund are as set forth below.

	AXA Enterprise Moderate-Plus
	Allocation Fund								Goldman Sachs Growth Strategy Portfolio								Combined Fund Pro Forma

	Class A		Class B		Class C		Class Y		Class A		Class B		Class C		Institutional		Class A		Class B		Class C		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees (for asset allocation)	0.00%		0.00%		0.00%		0.00%		0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]	0.15%	[6]
Distribution and Service (12b-1) Fees	0.30%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None		0.25%		1.00%		1.00%		None
Other Expenses	0.39%		0.24%		0.24%		0.24%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.04%	[7]
Underlying Fund Expenses[8]	1.60%	[9]	2.30%	[9]	2.30%	[9]	1.30%	[9]	0.74%	[10]	0.74%	[10]	0.74%	[10]	0.74%	[10]	0.74%	[10]	0.74%	[10]	0.74%	[10]	0.74%	[10]

Total Other and Underlying Fund Expenses	1.99%		2.54%		2.54%		1.54%		0.93%		0.93%		0.93%		0.78%		0.93%		0.93%		0.93%		0.78%

Total Fund Operating Expenses (after current expense limitations)	2.29%	[9,11]	3.54%	[9,11]	3.54%	[9,11]	1.54%	[9,11]	1.33%		2.08%		2.08%		0.93%		1.33%		2.08%		2.08%		0.93%

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[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of an AXA Enterprise Fund at net asset value and redeem those shares within 12 months of end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of an AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of AXA Enterprise Funds and GST Funds automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of an AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the respective Fund for the benefit of the remaining shareholders.

[6]	GSAM’s fee reduction commitment with GST has permanently reduced the management fee for the Goldman Sachs Growth Strategy Portfolio to an annual rate of 0.15% of the average daily net assets of the Fund. As a result, “Management Fees” and “Total Fund Operating Expenses” of the Fund have been restated to reflect the current expenses that are expected for the current fiscal year.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C Shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any offset arrangements) to 0.004% of the GST Fund’s average daily net assets. These expense reductions may be terminated at any time at the option of the GST Fund’s investment adviser.

[8]	The AXA Enterprise Moderate-Plus Allocation Fund and Goldman Sachs Growth Strategy Portfolio invest in shares of Underlying Funds (as defined below). Therefore, each Fund will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each Fund will be reduced by each Underlying Fund’s expenses.

[9]	The range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each fund’s investments in Underlying Funds is: 1.10% to 1.60% Thus, the net operating expense ratio of the shares of each fund, including the fund’s direct and indirect expenses, is currently expected to range from: 1.60% to 2.10% for Class A Shares, 2.30% to 2.80% for Class B Shares, 2.30% to 2.80% for Class C Shares, and 1.30% to 1.80% for Class Y Shares; and, after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total operating expense ratio of the shares of each fund would range from: 2.72% to 3.22% for Class A Shares, 3.42% to 3.92% for Class B Shares, 3.42% to 3.92% for Class C Shares, and 2.42% to 2.92% for Class Y Shares. This information is based on a weighted-average range of the expense ratios since the average assets of each fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

[10]	“Underlying Fund Expenses” for the Goldman Sachs Growth Strategy Portfolio are based upon the strategic allocation of the Fund’s investment in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

[11]	Pursuant to a contract, AXA Equitable has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA Enterprise Fund through April 30, 2008 (unless the Enterprise Multimanager

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Trust Trustees consent to an earlier revision or termination of this arrangement) so that the Total Fund Operating Expenses of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests, and extraordinary expenses) do not exceed 0.50% for Class A Shares, 1.20% for Class B and Class C Shares and 0.20% for Class Y Shares. The Total Fund Operating Expenses set forth in the previous sentence with respect to AXA Enterprise Moderate-Plus Allocation Fund do not include the proportionate share of Underlying Fund expenses that this Fund indirectly bears. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense cap. AXA Equitable may discontinue these arrangements at any time after April 30, 2008.

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding AXA Enterprise Fund (i.e., the Combined Fund Pro forma) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of an AXA Enterprise Fund, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that an AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Moderate-Plus Allocation Fund
Class A Shares	$694	$1,500	$2,319	$4,429
Class B Shares[1]
- assuming complete redemption at end of period	$853	$1,832	$2,701	$4,896
- assuming no redemption	$353	$1,432	$2,501	$4,896
Class C Shares
- assuming complete redemption at end of period	$453	$1,432	$2,501	$5,132
- assuming no redemption	$353	$1,432	$2,501	$5,132
Class Y Shares	$155	$882	$1,631	$3,600
Goldman Sachs Growth Strategy Portfolio
Class A Shares	$689	$983	$1,299	$2,190
Class B Shares[1]
- assuming complete redemption at end of period	$723	$988	$1,380	$2,344
- assuming no redemption	$223	$688	$1,180	$2,344
Class C Shares
- assuming complete redemption at end of period	$323	$688	$1,180	$2,534
- assuming no redemption	$223	$688	$1,180	$2,534
Institutional Shares	$107	$334	$579	$1,283
Combined Fund Pro Forma
Class A Shares	$689	$983	$1,299	$2,190
Class B Shares[1]
- assuming complete redemption at end of period	$723	$988	$1,380	$2,344
- assuming no redemption	$223	$688	$1,180	$2,344
Class C Shares
- assuming complete redemption at end of period	$323	$688	$1,180	$2,534
- assuming no redemption	$223	$688	$1,180	$2,534
Institutional Shares	$107	$334	$579	$1,283

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1	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Funds or GST Funds. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Funds’ Statement of Additional Information, “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in the GST Funds’ Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A and the assumed CDSC for Class B and Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.
      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

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AXA Enterprise Moderate-Plus Allocation Fund

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 10/1/94)
Return Before Taxes	8.17%	3.18%	3.72%
Return After Taxes on Distributions[1]	7.25%	2.75%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares[1]	5.31%	2.47%	2.76%
Moderate-Plus Allocation Index[2]	14.38%	7.50%	8.39%
Class B (inception 5/1/95)
Return Before Taxes	7.93%	3.27%	3.76%
Moderate-Plus Allocation Index	14.38%	7.50%	8.39%
Class C (inception 5/1/97)
Return Before Taxes	11.98%	3.57%	3.41%
Moderate-Plus Allocation Index	14.38%	7.50%	8.10%
Class Y (inception 7/5/95)
Return Before Taxes	14.20%	4.62%	4.65%
Moderate-Plus Allocation Index	14.38%	7.50%	8.39%
Goldman Sachs Growth Strategy Portfolio

			10 Years
Average Annual Total Returns			or Since
(For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 1/2/98)
Return Before Taxes	17.14%	11.48%	6.54%
Return After Taxes on Distributions[1]	9.68%	9.75%	5.22%
Return After Taxes on Distributions and Sale of Fund Shares[1]	7.61%	8.70%	4.75%
S&P 500 Index[3]	15.79%	6.19%	5.95%
MSCI EAFE Index[4]	26.86%	15.42%	8.75%
Russell 2000 Index[5]	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index[6]	32.59%	26.96%	12.02%
Class B (inception 1/2/98)
Return Before Taxes	16.26%	10.67%	5.76%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Russell 2000 Index	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index	32.59%	26.96%	12.02%
Class C (inception 1/2/98)
Return Before Taxes	16.28%	10.64%	5.76%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	26.86%	15.42%	8.75%
Russell 2000 Index	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index	32.59%	26.96%	12.02%
Institutional Class (inception 1/2/98)
Return Before Taxes	17.64%	11.92%	6.96%
S&P 500 Index	15.79%	6.19%	5.95%
MSCI EAFE Index	28.86%	15.42%	8.75%
Russell 2000 Index	18.37%	11.38%	8.09%
MSCI Emerging Markets Free Index	32.59%	26.96%	12.02%

1	The after-tax returns are for Class A Shares only. The after-tax returns for Class B and Class C Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates

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and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

2	The Moderate-Plus Allocation Index is a weighted blend of the Lehman Brothers Aggregate Bond Index, the S&P 500 Index and the MSCI® EAFE® Index in the following proportions: 25% Lehman Brothers Aggregate Bond Index; 60% S&P 500 Index; and 15% MSCI® EAFE® Index. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed-rate bond market, including government and credit securities, taxable municipal securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Moderate-Plus Allocation Index figures do not reflect any deduction for fees, expenses or taxes.

3	The S&P 500® Index is an unmanaged broad-based index that includes 500 companies that tend to be leaders in important industries within the U.S. economy. The Index figures do not reflect any deduction for fees, expenses or taxes.

4	The MSCI® EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index figures do not reflect any deduction for fees, expenses or taxes.

5	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index figures do not reflect any deduction for fees, expenses or taxes.

6	The MSCI® Emerging Markets Free (EMF) Index is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets of over 26 emerging market countries. The Index figures do not reflect any deduction for fees, expenses or taxes.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the Corresponding GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of

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the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and the GST Funds” in Appendix E.

AXA Enterprise
	Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio

Sales charges and Distribution/Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.30% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.

	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.

	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchases shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

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AXA Enterprise
	Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.

Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.
Capitalization
      The following table shows the capitalization of the AXA Enterprise Fund and the Corresponding GST Fund as of June 30, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the Corresponding AXA Enterprise Fund if the Reorganization shown had been consummated on June 30, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

	AXA Enterprise
	Moderate-Plus	Goldman Sachs Growth	Pro Forma	Pro Forma
	Allocation Fund	Strategy Portfolio*	Adjustments	Combined Fund

Net Assets:	$73,987 (Class A Shares)	$593,034 (Class A Shares)	$0	$667,021 (Class A Shares)
	$39,942 (Class B Shares)	$106,506 (Class B Shares)	$0	$146,448 (Class B Shares)

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	AXA Enterprise
	Moderate-Plus	Goldman Sachs Growth	Pro Forma	Pro Forma
	Allocation Fund	Strategy Portfolio*	Adjustments	Combined Fund

	$8,461 (Class C Shares)	$319,370 (Class C Shares)	$0	$327,831 (Class C Shares)
	$389 (Class Y Shares)	$97,809 (Institutional Shares)	$0	$98,198 (Institutional Shares)
Net Asset Value Per Share:	$7.67 (Class A Shares)	$13.72 (Class A Shares)	$(7.67)	$13.72 (Class A Shares)
	$7.48 (Class B Shares)	$13.69 (Class B Shares)	$(7.48)	$13.69 (Class B Shares)
	$7.45 (Class C Shares)	$13.61 (Class C Shares)	$(7.45)	$13.61 (Class C Shares)
	$7.73 (Class Y Shares)	$13.77 (Institutional Shares)	$(7.73)	$13.77 (Institutional Shares)
Shares Outstanding:	9,647 (Class A Shares)	43,222 (Class A Shares)	(4,254)	48,615 (Class A Shares)
	5,339 (Class B Shares)	7,781 (Class B Shares)	(2,421)	10,699 (Class B Shares)
	1,135 (Class C Shares)	23,461 (Class C Shares)	(514)	24,082 (Class C Shares)
	50 (Class Y Shares)	7,104 (Institutional Shares)	(22)	7,132 (Institutional Shares)

*	The Goldman Sachs Growth Strategy Portfolio will be the accounting survivor for financial statement purposes.
*     *     *     *     *

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ADDITIONAL INFORMATION APPLICABLE TO ALL OF THE REORGANIZATIONS
Risks of Investing in the AXA Enterprise Funds and GST Funds
      All of the principal risks applicable to the AXA Enterprise Funds and the GST Funds are summarized in the tables appearing in the description of each proposal above and are described in more detail below. More information about certain types of portfolio securities and investment techniques, and their associated risks for the GST Funds, is provided in Appendix A to the prospectuses of the GST Funds. You should consider the investment risks discussed in this section and the prospectuses of the GST Funds, which are important to your investment choice.
      The Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured International Equity Fund, and Goldman Sachs Tollkeeper Fund (collectively, the “GST Equity Funds”) and AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager International Equity Fund, and AXA Enterprise Multimanager Technology Fund (collectively, the “AXA Enterprise Equity Funds” and, along with the GST Equity Funds, the “Equity Funds”) will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Equity Funds hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in an Equity Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.
      The Goldman Sachs Core Plus Fixed Income Fund and AXA Enterprise Multimanager Core Bond (together, the “Fixed Income Funds”) will be subject to the risks associated with fixed-income securities. To the extent it invests in fixed-income securities, an Equity Fund will also be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and an AXA Enterprise Fund or its Corresponding GST Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.
      The investments of the Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, and Goldman Sachs Growth Strategy Portfolio (collectively, the “GST Asset Allocation Funds”) and the AXA Enterprise Aggressive Allocation Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, and AXA Enterprise Moderate-Plus Allocation Fund (collectively, the “AXA Enterprise Asset Allocation Funds” and, together with the GST Asset Allocation Funds, the “Asset Allocation Funds” are concentrated in other mutual funds (“Underlying Funds”). Shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of the assets the Asset Allocation Funds allocate to specific Underlying Funds. To the extent an Asset Allocation Fund invests in Underlying Funds that invest in equity securities, the Asset Allocation Fund will be subject to the risks associated with such investments. Similarly, to the extent an Asset Allocation Fund invests in fixed-income securities, the Asset Allocation Fund will be subject to the risks associated with those investments. In addition, the investment adviser for an Asset Allocation Fund is subject to conflicts of

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interest in allocating investments among Underlying Funds. An Asset Allocation Fund also will incur a proportionate share of the expenses of the Underlying Funds in which it invests in addition to its own expenses.

Principal Risk	Funds Denoting Risk as a Principal Risk

Net Asset Value Risk — The risk that the net asset value of the Fund and the value of your investment will fluctuate.	All GST Funds All AXA Enterprise Funds

Interest Rate Risk — The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
All GST Funds (except Goldman Sachs Tollkeeper Fund) AXA Enterprise Multimanager Core Bond Fund All AXA Enterprise Asset Allocation Funds

Credit/ Default Risk — The risk that an issuer or guarantor of a fixed-income security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement, or the counterparty in a derivative transaction may default on its payment obligations including the obligation to pay interest and repay principal. For certain Funds, this risk may include the risk of default on foreign letters of credit, guarantees or insurance that back municipal securities.
All GST Funds (except Goldman Sachs Structured U.S. Equity Fund
Structured Large Cap Growth Fund
Structured Large Cap Value Fund and Tollkeeper Fund)
AXA Enterprise Multimanager Core Bond Fund
All AXA Enterprise Asset Allocation Funds

Call Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
Goldman Sachs Core Plus Fixed Income Fund
All GST Asset Allocation Funds (except Goldman Sachs Equity Growth Strategy Portfolio)
AXA Enterprise Multimanager Core Bond Fund
All AXA Enterprise Asset Allocation Funds

Extension Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.
Goldman Sachs Core Plus Fixed Income Fund
All GST Asset Allocation Funds (except Goldman Sachs Equity Growth Strategy Portfolio)
AXA Enterprise Multimanager Core Bond Fund
All AXA Enterprise Asset Allocation Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

U.S. Government Securities Risk — The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Funds, such as those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Goldman Sachs Core Plus Fixed Income Fund
All GST Asset Allocation Funds (except Goldman Sachs Equity Growth Strategy Portfolio)
AXA Enterprise Multimanager Core Bond Fund
All AXA Enterprise Asset Allocation Funds (except AXA Enterprise Aggressive Allocation Fund)

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. Stocks and other equity securities generally fluctuate more in value than bonds and may decline in value over short or extended periods. In recent years, U.S. and foreign stock markets have experienced substantial price volatility. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.
All GST Equity Funds All GST Asset Allocation Funds All AXA Enterprise Equity Funds All AXA Enterprise Asset Allocation Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to a Fund. Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.
All GST Funds (except Goldman Sachs Tollkeeper Fund) AXA Enterprise Multimanager Core Bond Fund All AXA Enterprise Asset Allocation Funds

Management Risk — The risk that a strategy used by a Fund’s investment adviser or sub-adviser may fail to produce the intended results.	All GST Funds All AXA Enterprise Funds

Market Risk — The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
All GST Funds All AXA Enterprise Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in small and mid-capitalization stocks and real estate investment trusts will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
All GST Funds
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Value Fund
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Core Bond Fund
All AXA Enterprise Asset Allocation Funds

Industry Concentration Risk — The risk that a Fund concentrates its investments in specific industry sectors that have historically experienced substantial price volatility. A Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by a Fund may lack sufficient market liquidity to enable a Fund to sell the securities at an advantageous time or without a substantial drop in price.
Goldman Sachs Tollkeeper Fund AXA Enterprise Multimanager Technology Fund

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
All GST Equity Funds All GST Asset Allocation Funds All AXA Enterprise Equity Funds All AXA Enterprise Asset Allocation Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

Mid-Cap and Small-Cap Risk — The securities of small capitalization and mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-cap and small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company, the greater these risks.
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured International Equity Fund
Goldman Sachs Tollkeeper Fund
All GST Asset Allocation Funds
AXA Enterprise Multimanager Mid Cap Growth Fund (Mid Cap Risk)
AXA Enterprise Multimanager Mid Cap Value Fund (Mid Cap Risk)
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Technology Fund
All AXA Enterprise Asset Allocation Funds

Foreign Risk — The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
All GST Funds All AXA Enterprise Funds

Emerging Countries Risk — The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Mid Cap Value Fund
Goldman Structured International Equity Fund
Goldman Sachs Tollkeeper Fund
Goldman Sachs Core Plus Fixed Income Fund
All GST Asset Allocation Funds
All AXA Enterprise Multimanager Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

Sovereign Risk — The risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This risk includes political, economic and repayment risks. Political risk is the risk associated with the general political and social environment of a country and includes among other factors, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country. Economic risk is the risk associated with general economic conditions and includes, among other things, low quality and growth rate of gross domestic product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current accounts deficits as a percentage of GDP. Repayment risk is the risk associated with the inability of a country to pay its external debt obligations in the immediate future and includes, among other items, high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, and an unsustainable exchange rate structure.
Goldman Sachs Core Plus Fixed Income Fund
All GST Asset Allocation Funds (except Goldman Sachs Equity Growth Strategy Portfolio)
AXA Enterprise Multimanager Core Bond Fund
All AXA Enterprise Asset Allocation Funds

Initial Public Offering (“IPO”) Risk — The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
Goldman Sachs Tollkeeper Fund All GST Asset Allocation Funds AXA Enterprise Multimanager Technology Fund

“Junk Bond” Risk — Some Funds will invest in non-investment grade fixed-income securities (commonly known as “junk bonds”) that are considered predominantly speculative by traditional standards. Non-investment grade fixed-income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.
Goldman Sachs Core Plus Fixed Income Fund
All GST Asset Allocation Funds (except Goldman Sachs Equity Growth Strategy Portfolio)
AXA Enterprise Multimanager Core Bond Fund
AXA Enterprise Conservative Allocation Fund
AXA Enterprise Moderate Allocation Fund

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Principal Risk	Funds Denoting Risk as a Principal Risk

Non-Hedging Foreign Currency Trading Risk — Certain Funds may engage, to a greater extent than other Funds, in forward foreign currency transactions for speculative purposes. A Fund’s investment adviser may purchase or sell foreign currencies through the use of forward contracts based on the investment adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, an investment adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment adviser’s expectations may produce significant losses to a Fund.
Goldman Sachs Core Plus Fixed Income Fund All GST Asset Allocation Funds (except Goldman Sachs Equity Growth Strategy Portfolio)

Geographic Risk — Concentration of investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events that may occur in that country or region.
Goldman Sachs Structured International Equity Fund All GST Asset Allocation Funds AXA Enterprise Multimanager International Equity Fund All AXA Enterprise Allocation Funds

Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A Fund could lose all of its investment in a company’s securities.
All GST Funds All AXA Enterprise Funds

Sub-adviser Selection Risk — The risk that the process for selecting or replacing a sub-adviser and the decision to select or replace a sub-adviser does not produce the intended result.	All AXA Enterprise Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

Large Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured International Equity Fund
All GST Asset Allocation Funds
AXA Enterprise Multimanager Core Equity Fund
AXA Enterprise Multimanager Growth Fund
AXA Enterprise Multimanager Value Fund
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Technology Fund
All AXA Enterprise Asset Allocation Funds

Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and income.
Goldman Sachs Structured International Equity Fund
Goldman Sachs Core Plus Fixed Income Fund
All GST Asset Allocation Funds
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Core Bond Fund
All AXA Enterprise Asset Allocation Funds

Investment Grade Securities Risk — Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by Standard & Poor’s and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.
Goldman Sachs Core Plus Fixed Income Fund All GST Asset Allocation Funds AXA Enterprise Multimanager Core Bond Fund All AXA Enterprise Asset Allocation Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

Internet Risk — The risk that the stock prices of Internet and Internet-related companies and therefore the value of a Fund will experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors. To the extent a Fund may also invest in a relatively few number of issuers, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Goldman Sachs Tollkeeper Fund AXA Enterprise Multimanager Technology Fund

Technology Sector Risk — The value of a Fund’s shares is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.
Goldman Sachs Tollkeeper Fund AXA Enterprise Multimanager Technology Fund

Investing in Underlying Funds — The investments of certain Funds are concentrated in Underlying Funds, and each such Fund’s investment performance is directly and proportionately related to the investment performance of the Underlying Funds held by it. The ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Fund’s investment adviser. The value of the Underlying Funds’ investments, and the net asset values (“NAV”) of the shares the Fund and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objective of a Fund or any Underlying Fund will be achieved.
Goldman Sachs Core Plus Fixed Income Fund All GST Asset Allocation Funds All AXA Enterprise Asset Allocation Funds

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Principal Risk	Funds Denoting Risk as a Principal Risk

Investments of Underlying Funds — Because certain Funds invest in the Underlying Funds, these Funds’ shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Underlying Funds. Certain Funds may invest in Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin, Central and South America, Eastern Europe, Africa and the Middle East. Certain Funds may also invest in Underlying Funds that in turn invest in non-investment grade fixed-income securities (“junk bonds”), which are considered speculative by traditional standards. In addition, Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issue by real estate investment trusts (“REITs”) and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices.
Goldman Sachs Core Plus Fixed Income Fund All GST Asset Allocation Funds All AXA Enterprise Asset Allocation Funds

Affiliated Persons — In managing certain Funds, an investment adviser will have the authority to select and substitute Underlying Funds. An Investment Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the investment adviser and its affiliates are also responsible for managing the Underlying Funds. The Trustees and officers of the a Fund may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.
All GST Asset Allocation Funds AXA Enterprise Asset Allocation Funds

Expenses — Investors invest in Underlying Funds directly. By investing in Underlying Funds indirectly through another Fund, an investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.
All GST Asset Allocation Funds All AXA Enterprise Asset Allocation Funds

Non-Diversification Risk — As a non-diversified mutual fund, more of a Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
AXA Enterprise Multimanager Technology Fund

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Reasons for the Reorganizations and Board Considerations
      The Enterprise Multimanager Trust Trustees, including the Independent Enterprise Multimanager Trust Trustees, have determined that each Reorganization is in the best interest of the shareholders of the AXA Enterprise Fund involved therein, and that the interests of the current shareholders of the AXA Enterprise Fund will not be diluted as a result of the Reorganization. The Enterprise Multimanager Trust Trustees, including the Independent Enterprise Multimanager Trust Trustees, also have considered and unanimously approved the terms and conditions of the Reorganization Agreement. The following sets forth in greater detail the steps taken by the Enterprise Multimanager Trust Trustees in arriving at these conclusions.
      Background. At a meeting held on October 23, 2006, AXA Financial and AXA Equitable (“AXA”) informed the Enterprise Multimanager Trust Trustees that AXA had entered into an agreement with GSAM under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business and AXA would use its reasonable best efforts to effect the Reorganizations. AXA also informed the Enterprise Multimanager Trust Trustees that, in consideration for these assets, the opportunity to manage additional assets after the proposed Reorganizations and covenants from AXA, including its assistance in facilitating the Reorganizations, GSAM agreed to pay AXA an amount based on the assets of each AXA Enterprise Fund at the time of its Reorganization. AXA then noted that the Reorganizations were subject to the approval of the Enterprise Multimanager Trust Trustees and the shareholders of the AXA Enterprise Funds, satisfactory completion of due diligence and execution of the Reorganization Agreement. AXA stated that it proposed to present the Reorganizations to the Enterprise Multimanager Trust Trustees for their consideration and approval at meetings later in 2006 and noted that the Enterprise Multimanager Trust Trustees would receive additional information regarding the Reorganizations in advance of such meetings.
      Board Considerations. In addition to the October 23 meeting, the Board also met on December 7 and December 28, 2006 to consider the proposed Reorganizations. The Independent Enterprise Multimanager Trust Trustees, together with their independent legal counsel, also met on November 13, 2006, and in executive session at the October 23 and December 7 meetings, to consider the Reorganizations. In connection with these meetings, the Enterprise Multimanager Trust Trustees requested, and AXA and GSAM provided in advance of the meetings, detailed information about the proposed Reorganizations, including information regarding: (1) the reputation, financial strength and capabilities of GSAM and its affiliates; (2) GSAM’s experience with and capabilities managing mutual funds; (3) the investment objectives and policies of the GST Funds and their relative compatibility with those of the AXA Enterprise Funds; (4) the historical investment performance records of the GST Funds (or with respect to the recently organized Goldman Sachs Core Plus Fixed Income Fund, the historical investment performance records of similar accounts) and the AXA Enterprise Funds, relative to each other; (5) the investment advisory and total expenses payable and paid by the GST Funds (including pro forma expense information), as compared with those of the AXA Enterprise Funds; (6) the qualifications and experience of the GSAM investment personnel managing the GST Funds; (7) Goldman Sachs’ distribution capabilities, the distribution and shareholder servicing arrangements (including Rule 12b-1 fees) and the sales charge structures of the GST Fund share classes, as compared with those of the AXA Enterprise Funds; (8) the reputation and capabilities of certain service providers for the GST Funds; (9) the current size of the GST Funds and the prospects for their future growth, as compared to the AXA Enterprise Funds; (10) alternatives to the Reorganization, including restructuring with different funds and liquidating the AXA Enterprise Funds; (11) the terms of the proposed Reorganization Agreement, including the anticipated tax-free nature of the transaction for the AXA Enterprise Funds and their shareholders and that the AXA Enterprise Funds would not bear any fees, expenses or explicit brokerage commissions in connection with the Reorganizations; and (12) potential benefits of the Reorganizations to AXA and GSAM and their respective affiliates. At each meeting, AXA representatives discussed, and the Independent Enterprise Multimanager Trust Trustees reviewed (with the assistance of independent legal counsel), information regarding the Reorganizations. In addition, at the December 7, 2006 meeting, representatives of GSAM met with the Enterprise Multimanager Trust Trustees to discuss GSAM, the GST Funds and the proposed Reorganizations.
      At the December 7, 2006 meeting, AXA and GSAM personnel were interviewed by the Board regarding GSAM, the GST Funds and the proposed Reorganizations. GSAM reviewed, among other things, information

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regarding its investment advisory business and the organizational and operational structure of the GSAM family of funds, including its various service providers. AXA and GSAM noted that GSAM serves as the investment adviser to the GST Funds and would continue to serve in that capacity after the Reorganizations. AXA and GSAM then reviewed GSAM’s investment advisory experience, capabilities and processes in managing funds with investment objectives and policies that are similar to the AXA Enterprise Funds. GSAM also reviewed the qualifications and experience of its portfolio managers for the GST Funds. AXA and GSAM also reviewed the experience and capabilities of the other service providers that provide services to the GST Funds.
      AXA and GSAM stated that the investment objectives, policies and strategies and principal risks of each AXA Enterprise Fund and its Corresponding GST Fund are similar. They also noted that each GST Fund is substantially larger than its corresponding AXA Enterprise Fund, which would offer shareholders of the AXA Enterprise Funds greater opportunity for diversification of investments and economies of scale as shareholders of the GST Funds.
      AXA and GSAM also stated that it is expected that the net annual operating expense ratio of each class of shares of each GST Fund after the Reorganizations, except the GST Asset Allocation Funds, would be lower than that of the corresponding class of Shares of the corresponding AXA Enterprise Fund. With respect to the GST Asset Allocation Funds, AXA and GSAM noted that it is expected that the net annual operating expense ratios of the Class A and Institutional Shares of the GST Funds after the Reorganizations would be lower than those of the Class A and Y Shares, respectively, of the corresponding AXA Enterprise Fund, and that it is expected that the net annual operating expense ratios of the Class B and Class C Shares of the GST Funds after the Reorganizations would be higher than those of the Class B and Class C Shares of the corresponding AXA Enterprise Funds. However, AXA and GSAM also noted that the net annual operating expense ratio for each class of Shares of each GST Asset Allocation Fund for the last fiscal year, including the expenses of the Underlying Funds in which they invest, generally was lower than that of the corresponding class of shares of the AXA Enterprise Fund, including the expenses of the Underlying Funds in which it invested. In addition, AXA and GSAM noted that GSAM has agreed to cap the net annual operating expenses of each GST Asset Allocation Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization of each such GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of Shares of each such GST Fund does not exceed the current net annual operating expense ratio for such class of Shares of such GST Fund as set forth in the annual operating expense table in this Proxy/ Prospectus.
      GSAM also reviewed the performance of each GST Fund and its corresponding AXA Enterprise Fund for various periods ended September 30, 2006 and noted that the performance of each GST Fund for the periods reviewed generally was more favorable or compared reasonably to that of its corresponding AXA Enterprise Fund, although there is no guarantee or assurance as to the future performance of the GST Funds.
      AXA and GSAM also reviewed with the Board the distribution and shareholder servicing arrangements for the GST Funds, including the sales load structures for each class of Shares. GSAM noted that the sales load structures generally are similar, except that Class A Shares of the GST Equity Funds and GST Asset Allocation Funds have a higher front-end sales load but a lower Rule 12b-1 fee than the corresponding AXA Enterprise Funds.
      AXA and GSAM also reviewed with the Board the terms and conditions of the Reorganization Agreement, noting that the Reorganizations are expected to be tax-free to each of the AXA Enterprise Funds and their respective shareholders. They also noted that AXA and GSAM would bear the costs associated with the Reorganizations, including the costs of obtaining shareholder approval of the Reorganizations and the explicit brokerage commissions on portfolio transactions incurred in connection with the Reorganizations. They also noted that shareholders of the AXA Enterprise Funds would not pay any sales charges in connection with the Reorganizations.
      AXA and GSAM also noted that the interests of the shareholders would not be diluted by the Reorganizations because each Reorganization would be effected on the basis of each participating Fund’s net asset value.
      AXA and GSAM also reviewed information regarding potential benefits of the Reorganizations to AXA and GSAM, respectively, including those under the purchase agreement between AXA and GSAM. They also noted

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that the Reorganizations were part of a larger set of reorganizations involving the 12 funds of the Enterprise Multimanager Trust, 14 funds of the Enterprise Trust and one fund of the Enterprise Group. AXA also noted that GSAM had agreed to use its best efforts to assure compliance with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such adviser which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met. First, no “unfair burden” may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after which such transaction occurs whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). The Enterprise Multimanager Trust Trustees were advised that AXA and GSAM were not aware of any circumstances relating to the Reorganizations that might result in the imposition of an “unfair burden” on any AXA Enterprise Fund. Second, during the three-year period immediately following the change of control, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act. The GST Board of Trustees currently satisfies and intends to continue to satisfy this condition.
      At the Enterprise Multimanager Trust Trustees meeting held on December 28, 2006, the Enterprise Multimanager Trust Trustees reviewed additional information regarding the proposed Reorganizations. At that meeting, the Enterprise Multimanager Trust Trustees determined that, based on the representations and information from AXA and GSAM, each Reorganization was in the best interest of the shareholders of the AXA Enterprise Fund involved therein, and that the interests of the current shareholders of the AXA Enterprise Fund would not be diluted as a result of the Reorganization. The Enterprise Multimanager Trust Trustees also considered and unanimously approved the terms and conditions of the Reorganization Agreement. The Board’s conclusion as to each Reorganization was based on a number of factors, including the following:

•	The Reorganizations will enable shareholders of each AXA Enterprise Fund to continue their investment in a GST Fund that has similar investment objectives, policies and risks as the AXA Enterprise Fund and which is part of a substantially larger, more diversified family of funds with increased potential for asset growth and the benefits of that growth resulting from economies of scale and greater portfolio diversification.

•	GSAM has substantial experience, qualifications and capabilities in managing mutual funds with similar investment objectives and policies as the AXA Enterprise Funds.

•	The historical investment performance records of each GST Fund for the periods reviewed generally compared reasonably to that of the corresponding AXA Enterprise Fund, although there is no guarantee or assurance as to the future performance of the GST Funds.

•	The net annual operating expense ratio of each class of shares of each GST Fund after the Reorganizations, except for the GST Asset Allocation Funds, is expected to be lower than that of the corresponding class of shares of the corresponding AXA Enterprise Fund.

•	The net annual operating expense ratios of the Class A and Institutional Shares of the GST Asset Allocation Funds after the Reorganizations are expected to be lower than those of the Class A and Y Shares, respectively, of the corresponding AXA Enterprise Funds, and the net annual operating expense ratios of the Class B and Class C Shares of the GST Funds are expected to be higher than those of the Class B and Class C Shares of the corresponding AXA Enterprise Funds. However, the net annual operating expense ratio for each class of Shares of each GST Asset Allocation Fund for the last fiscal year, including the expenses of the Underlying Funds in which they invest, generally was lower than that of the corresponding class of shares of the AXA Enterprise Fund, including the expenses of the
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Underlying Funds in which it invested. In addition, GSAM has agreed to cap the net annual operating expenses of each GST Asset Allocation Fund (Class B and Class C Shares) for one year from the effective time of the Reorganization, as described above.

•	The distribution and shareholder servicing arrangements compare favorably to those of the AXA Enterprise Funds. In addition, as a result of the Reorganizations, each shareholder of an AXA Enterprise Fund would receive shares of a corresponding class of the corresponding GST Fund that has a similar sales charge and Rule 12b-1 fee structure. Although the Class A Shares of the GST Equity Funds and GST Asset Allocation Funds generally have a higher front-end sales load than Class A Shares of the corresponding AXA Enterprise Funds, the ongoing Rule 12b-1 fee for Class A Shares of the GST Funds is lower than that of the AXA Enterprise Funds.

•	As a result of the Reorganizations, each shareholder invested in shares of an AXA Enterprise Fund would hold, immediately after the Reorganization, shares of the corresponding class of the corresponding GST Fund having an aggregate value equal to the aggregate value of those AXA Enterprise Fund Shares held immediately before the Effective Time of the Reorganization.

•	Goldman Sachs has substantial distribution capabilities for the GST Funds, which is reasonably likely to lead to future growth of the GST Funds.

•	The Reorganizations are expected to be tax-free for the AXA Enterprise Funds and their shareholders.

•	The AXA Enterprise Funds would not bear any of the expenses of the proposed Reorganizations.

      On the basis of the foregoing and other representations and information provided to it and its evaluation of those representations and information, the Enterprise Multimanager Trust Trustees, including the Independent Enterprise Multimanager Trust Trustees, voted unanimously to approve the Reorganization Agreement with respect to each AXA Enterprise Fund and to recommend that the shareholders also approve the Reorganizations.
The Reorganization Agreement
      The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/ Prospectus as Appendix A.
      The Reorganization Agreement provides that with respect to each AXA Enterprise Fund: (1) all of the AXA Enterprise Fund’s assets will be acquired, and all of its liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) will be assumed, by its Corresponding GST Fund in exchange for Class A Shares, Class B Shares, Class C Shares and Institutional Shares (as shown in the chart appearing in the “Summary” section above) (collectively, “GST Shares”), (2) such GST Shares will be distributed to the shareholders of the corresponding share class of the AXA Enterprise Fund, and (3) each AXA Enterprise Fund will liquidate.
      Subject to the satisfaction of the conditions described below, each Reorganization is scheduled to occur immediately before the opening of business on April 30, 2007 or on a later date as the parties may agree (the “Effective Time of the Reorganization”).
      Generally, with respect to each Reorganization, each shareholder of an AXA Enterprise Fund will receive the number of full and fractional (to the third decimal place) Class A Shares, Class B Shares, Class C Shares, Class A Shares or Institutional Shares of its Corresponding GST Fund equal in value to the value of the Class A Shares, Class B Shares, Class C Shares, Class P Shares or Class Y Shares, respectively, held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the business day preceding the Effective Time of the Reorganization or other agreed upon time and date (the “Valuation Time”). Immediately upon receipt of GST Fund shares, each AXA Enterprise Fund will distribute pro rata to its shareholders of record as of the Valuation Time in complete liquidation thereof the shares of the Corresponding GST Fund received by such AXA Enterprise Fund in the Reorganization.
      Each such distribution by an AXA Enterprise Fund will be accomplished by the transfer of the Corresponding GST Fund’s shares then credited to the account of the AXA Enterprise Fund on the Correspond-

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ing GST Fund’s share records to open accounts on those share records in the names of the record shareholders of the AXA Enterprise Fund. The aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares, Class A Shares and Institutional Shares of the Corresponding GST Fund to be credited to the accounts of each AXA Enterprise Fund’s shareholders will be equal to the aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares, respectively, of the AXA Enterprise Fund owned by such shareholders at the Valuation Time. All issued and outstanding shares of each AXA Enterprise Fund will simultaneously be canceled on its share records.
      Under the Reorganization Agreement, Enterprise Multimanager Trust and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by the Reorganization Agreement. All of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out those transactions will be paid by AXA Equitable or GSAM (or any affiliate thereof).
      The Reorganization Agreement provides that each GST Fund will assume all obligations of its Corresponding AXA Enterprise Fund to indemnify the Independent Trustees against all liabilities and expenses to the extent provided by Enterprise Multimanager Trust’s Declaration of Trust and By-laws.
      The Reorganization Agreement contains a number of representations and warranties made by Enterprise Multimanager Trust to GST related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by GST to Enterprise Multimanager Trust (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either Enterprise Multimanager Trust or GST is obligated to proceed with any of the Reorganizations (Article VI). These include, among others, that: (1) the shareholders of each AXA Enterprise Fund approve the Reorganization and the Reorganization Agreement with respect thereto; (2) Enterprise Multimanager Trust receives from GST’s legal counsel and GST receives from Enterprise Multimanager Trust’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from GST’s counsel that the shares issued in the Reorganizations will be validly issued, fully paid and non-assessable); (3) both Enterprise Multimanager Trust and GST receive from GST’s counsel the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) both Enterprise Multimanager Trust and GST receive certain certificates from the other’s officers concerning the continuing accuracy of its representations and warranties made in the Reorganization Agreement.
      The Reorganization Agreement may be terminated and the Reorganizations abandoned at any time prior to the Effective Time of the Reorganizations by: (1) the mutual written consent of Enterprise Multimanager Trust and GST; or (2) either Enterprise Multimanager Trust or GST (a) following any material breach by the other of any of its representations, warranties or covenants contained in the Reorganization Agreement if such breach is not cured within 10 business days; (b) if any applicable condition precedent is not satisfied by December 31, 2007; or (c) upon the occurrence of an event that has a material adverse effect upon the other or a Fund thereof; (d) if the Effective Time does not occur by December 31, 2007; or (e) following a determination by its Board that the consummation of the Reorganizations is not in the best interest of its shareholders.
      Approval of each Reorganization requires the approval of the holders of a majority of the shares of the relevant AXA Enterprise Fund entitled to vote at the Special Meeting. See the section of this Proxy/ Prospectus entitled “Voting Information” for more information.
      The Reorganization Agreement provides that the failure of any AXA Enterprise Fund to consummate the transactions contemplated in the Reorganization Agreement will not affect the consummation of the Reorganization of any other AXA Enterprise Fund.
      At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Funds into the GST Funds, it is expected that, subject to shareholder approval requested in separate proxy statements, thirteen additional portfolios of the AXA Enterprise Funds Trust and one portfolio of The Enterprise Group of Funds, Inc. will be reorganized into corresponding funds of GST. In this regard, it is proposed that: (1) the AXA Enterprise Capital Appreciation Fund of AXA Enterprise Funds Trust be reorganized into the Goldman Sachs Structured U.S. Equity Fund; and (2) the AXA Enterprise Equity Fund of the AXA Enterprise

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Funds Trust be reorganized into the Goldman Sachs Structured Large Cap Growth Fund. A separate combined proxy statement/ prospectus is being mailed to shareholders of those AXA Enterprise Funds. The Reorganizations will be completed whether or not the reorganizations of the AXA Enterprise Funds Trust or The Enterprise Group of Funds, Inc. portfolios are completed. However, no Reorganization involving any AXA Enterprise Fund will be consummated until either (i) shareholders of all AXA Enterprise Funds approve the Reorganization Agreement or (ii) shareholders of certain but not all AXA Enterprise Funds approve the Reorganization Agreement and shareholders of certain portfolios of the AXA Enterprise Funds Trust or The Enterprise Group of Funds, Inc. approve related agreements and plans of reorganization such that the AXA Enterprise Funds and the portfolios of the AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. whose shareholders provided approval have combined total assets under management of at least $1,000,000,000. Under certain circumstances detailed in the Reorganization Agreement, reorganization involving one or more AXA Enterprise Funds may be consummated with a lesser amount of combined total assets under management.
      The Reorganization Agreement also provides that in order to facilitate the transfer of the assets of the AXA Enterprise Funds at the Effective Time of a Reorganization, GSAM may request that AXA Equitable use its commercially reasonable best efforts, subject to its fiduciary duty and that of the investment sub-adviser to the applicable AXA Enterprise Fund, to limit or cease portfolio trading on behalf of that AXA Enterprise Fund for a period of up to three days prior to the Valuation Time of the Reorganization.
      Although each AXA Enterprise Fund has a similar investment objective and principal strategies to its Corresponding GST Fund, some of an AXA Enterprise Fund’s holdings may not be permissible portfolio holdings of its Corresponding GST Fund. Therefore, some portion of an AXA Enterprise Fund’s securities holdings may be sold prior to or immediately following its Reorganization. In addition, GSAM anticipates selling a portion of certain AXA Enterprise Fund’s securities holdings shortly after its Reorganization. To the extent that an AXA Enterprise Fund’s securities holdings are sold prior to its Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for a Fund to dispose of certain portfolio investments in connection with its Reorganization could result in selling such investments at a disadvantageous time and price. The sale of securities either prior to its Reorganization or shortly thereafter could result in the AXA Enterprise Fund or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In that event, GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of either Fund in connection with the Reorganizations.
      If the Reorganizations are approved, AXA Enterprise Fund shareholders who do not wish to have their AXA Enterprise Fund shares exchanged for shares of a Corresponding GST Fund as part of the Reorganizations should redeem their shares prior to the consummation of the Reorganizations. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganizations and your shares are subject to a CDSC, your redemption proceeds will be reduced by any applicable sales charge.
Description of the Securities to be Issued
      Shareholders of each AXA Enterprise Fund as of its Effective Time of the Reorganization will receive full and/or fractional Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the respective Corresponding GST Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The GST Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights (except that Class B Shares of each GST Fund convert to Class A Shares of the same Fund approximately eight years after purchase). The rights of shareholders of Enterprise Multimanager Trust and GST are comparable. For more information see “Comparison of Enterprise Multimanager Trust’s and GST’s Charter Documents” below and “Comparison of Shareholder Transactions and Services of the AXA Enterprise Funds and GST Funds” in Appendix E.

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Federal Income Tax Consequences
      The exchange of each AXA Enterprise Fund’s assets for the Corresponding GST Fund shares and its assumption of substantially all of the liabilities of the AXA Enterprise Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, Enterprise Multimanager Trust and GST will receive the opinion of Drinker Biddle & Reath LLP, counsel to GST, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, for federal income tax purposes:

(1)	each Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each GST Fund and AXA Enterprise Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	each AXA Enterprise Fund will recognize no gain or loss (a) upon the transfer of its assets to the Corresponding GST Fund in exchange for that GST Fund’s shares and the assumption of the liabilities of the AXA Enterprise Fund, and (b) upon the distribution of those shares to the shareholders of the AXA Enterprise Fund;

(3)	each GST Fund will recognize no gain or loss upon the receipt of the assets of the Corresponding AXA Enterprise Fund in exchange for shares of such GST Fund and the assumption of the liabilities of such AXA Enterprise Fund;

(4)	the tax basis in the hands of each GST Fund of each asset of the Corresponding AXA Enterprise Fund transferred to such GST Fund in their Reorganization will be the same as the basis of that asset in the hands of such AXA Enterprise Fund immediately before the transfer;

(5)	the holding period of each asset of each AXA Enterprise Fund in the hands of the Corresponding GST Fund will include the period during which that asset was held by such AXA Enterprise Fund;

(6)	the shareholders of each AXA Enterprise Fund will recognize no gain or loss upon their receipt of shares of the Corresponding GST Fund;

(7)	the aggregate tax basis of the GST Fund shares received by each shareholder of the Corresponding AXA Enterprise Fund will equal the aggregate tax basis of the AXA Enterprise Fund shares surrendered in exchange therefor;

(8)	the holding period of the GST Fund shares received by each AXA Enterprise Fund shareholder will include the holding period of the AXA Enterprise Fund shares surrendered in exchange therefor, provided that the AXA Enterprise Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(9)	each GST Fund will succeed to and take into account the tax attributes of the Corresponding AXA Enterprise Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
      Shares held for the purpose of investment are generally considered to be capital assets.
      Neither Enterprise Multimanager Trust nor GST has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.
      At or before the Valuation Time, each AXA Enterprise Fund will pay a dividend that, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid) (and net tax-exempt income, if any,) for all taxable periods at years ending at or before the Effective Time of a Reorganization and all of its net capital gain, if any, after reduction for any capital loss carry-forwards recognized in those periods or years. Any such dividends will generally be included in the taxable income of an AXA Enterprise Fund’s shareholders. The sale of securities by an AXA Enterprise Fund prior to its Reorganization, whether in the ordinary course of business

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or in anticipation of the Reorganization, could increase the amount of the final distribution made by the AXA Enterprise Fund prior to its Reorganization.
      As a result of the Reorganization, each GST Fund will succeed to the tax attributes of the Corresponding AXA Enterprise Fund, except that the amount of capital loss carryforwards of an AXA Enterprise Fund that the Corresponding GST Fund may use to offset capital gains it recognizes after its Reorganization will be subject to an annual limitation under Sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value (“NAV”) of the AXA Enterprise Fund as of the Effective Time of the Reorganization (the “AXA Enterprise Fund’s NAV”) multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month) for the month in which the Effective Time occurs plus (2) the amount of any net unrealized built-in gain of the AXA Enterprise Fund as of the Effective Time of the Reorganization that the GST Fund recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Reorganization (as long as the amount of net unrealized built-in gain is greater than the lesser of (i) 15% of the AXA Enterprise Fund’s NAV or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of the GST Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.
      Certain GST Funds anticipate selling portions of the portfolio holdings received from AXA Enterprise Funds after the Reorganizations. The sale of these securities after the Reorganizations will result in those GST Funds recognizing gains and/or losses that they would not otherwise have realized were it not for the Reorganizations. If the net effect of these additional gains and/or losses is an increase in a GST Fund’s net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of its taxable distributions to shareholders may likely be increased.
      Shareholders should consult their own tax advisers concerning the potential tax consequences of each Reorganization to them, including foreign, state and local tax consequences.
Comparison of Enterprise Multimanager Trust’s and GST’s Charter Documents
      Both Enterprise Multimanager Trust and GST are organized as Delaware statutory trusts. Their operations are governed by their respective Agreement and Declaration of Trust and By-laws and applicable Delaware law. The operations of both Enterprise Multimanager Trust and GST are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing Enterprise Multimanager Trust are similar to those documents governing GST. The attributes of a share of beneficial interest of Enterprise Multimanager Trust and GST are also comparable. The following is only a summary of certain of the differences between Enterprise Multimanager Trust and its Agreement and Declaration of Trust (the “Enterprise Multimanager Trust Charter”), on the one hand, and GST and its Agreement and Declaration of Trust (the “GST Charter”), on the other. It is not a complete list of differences.
     Trustees of Enterprise Multimanager Trust and GST
      Subject to the provisions of the GST Charter, the operations of GST are supervised by GST’s Trustees and, subject to the provisions of the Enterprise Multimanager Trust Charter, the operations of Enterprise Multimanager Trust are supervised by Enterprise Multimanager Trust’s Trustees. The responsibilities, powers and fiduciary duties of the GST Trustees are substantially the same as those of the Enterprise Multimanager Trust Trustees. The GST Charter permits GST’s Board of Trustees to remove a Trustee with or without cause at any time by a written instrument signed by at least a majority of the then Trustees specifying the effective date of removal or by the vote of holders of shares of beneficial interest of two-thirds of the outstanding shares of GST at a meeting of the shareholders.
      The Enterprise Multimanager Trust Charter permits Enterprise Multimanager Trust Trustees to remove a Trustee with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal, or by the vote of the holders of at least two-thirds of the outstanding shares of beneficial interest of Enterprise Multimanager Trust at a meeting of the shareholders.

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      Both the Enterprise Multimanager Trust Charter and GST Charter permit the Enterprise Multimanager Trust Trustees or the GST Trustees, as applicable, to amend the respective Charter documents without a shareholder vote. However, shareholders of the GST Trust have the right to vote on any amendment: (1) that would adversely affect the voting rights of shareholders; (2) that is required by law to be approved by shareholders; (3) that would amend the provisions of the GST Charter regarding amendments thereto; or (4) that the GST Trustees determine to submit to shareholders.
      Shareholders of Enterprise Multimanager Trust have the right to vote on any amendment: (1) that would affect the voting rights of shareholders granted in Article V of the Enterprise Multimanager Trust Charter; (2) that would amend the provisions of the Enterprise Multimanager Trust Charter regarding amendments to the Charter; (3) that is required by applicable law or by the Enterprise Multimanager Trust’s registration statement; or (4) that the Enterprise Multimanager Trust Trustees determine to submit to shareholders.

Liability and Indemnification of Enterprise Multimanager Trust Trustees and GST Trustees
      To protect the GST Trustees against certain liabilities, the GST Charter provides that if the GST Trustees have exercised reasonable care and have acted under reasonable belief that their actions are in the best interests of GST, the GST Trustees shall not be responsible or liable for any action or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of GST; however, nothing in the GST Charter protects a GST Trustee against any liability to GST or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
      In addition, the GST Charter provides for indemnification of the GST Trustees, officers, employees and agents of GST unless the recipient is adjudicated: (1) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office; or (2) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of GST.
      The Enterprise Multimanager Trust Charter has similar liability and indemnification provisions.
     Shareholder Liability
      Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that Enterprise Multimanager Trust or GST or a shareholder of either is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the Enterprise Multimanager Trust Charter and the GST Charter: (1) contain an express disclaimer of shareholder liability for acts or obligations of each of Enterprise Multimanager Trust and GST; and (2) provide for indemnification out of Enterprise Multimanager Trust’s and GST’s property, as applicable, for any shareholder held personally liable for the obligations of an applicable Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a GST Fund, GST, an AXA Enterprise Fund and/or Enterprise Multimanager Trust. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of Enterprise Multimanager Trust’s and GST’s businesses and the nature of their assets, Enterprise Multimanager Trust’s and GST’s respective Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.

Voting Rights of Shareholders of Enterprise Multimanager Trust and GST
      Neither Enterprise Multimanager Trust nor GST is required to hold annual meetings of shareholders and Enterprise Multimanager Trust and GST do not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of GST will be entitled, as determined by the GST Trustees without the vote or

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consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of GST Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the 1940 Act or otherwise determined by the GST Trustees, series and classes of GST will vote separately from each other. Shareholders of GST do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of GST, or any series or class thereof, may be called by the GST Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The GST Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The GST Charter provides that the shareholders have the power to vote only with respect to: (1) the election of GST Trustees to the extent and as provided therein; (2) the removal of GST Trustees as provided therein; (3) any matter required to be approved by the shareholders under the 1940 Act; (4) the termination of GST under certain circumstances as provided therein; (5) certain amendments of the GST Charter; and (6) with respect to such additional matters relating to GST as may be required or authorized by law, the GST Charter or the GST By-laws or any registration of GST with the SEC or any state, or as the GST Trustees may consider desirable.
      Similarly, a shareholder meeting may be called by the Enterprise Multimanager Trust Trustees for the purpose of electing Enterprise Multimanager Trust Trustees, for such other purposes as may be prescribed by law, the Enterprise Multimanager Trust Charter or the By-laws or for any other matter deemed by the Enterprise Multimanager Trust Trustees to be necessary or desirable. The Enterprise Multimanager Trust Charter provides that its shareholders shall have the power to vote only: (1) for the election of Enterprise Multimanager Trust Trustees to the extent and as provided therein; (2) the removal of Enterprise Multimanager Trust Trustees to the extent and as provided therein; (3) the termination of Enterprise Multimanager Trust to the extent and as provided therein; (4) the amendments of the Enterprise Multimanager Trust Charter to the extent and as provided therein; and (5) such additional matters relating to Enterprise Multimanager Trust as may be required or authorized by law, the Enterprise Multimanager Trust Charter, or the By-laws or any registration of the Enterprise Multimanager Trust with the SEC or any state, or as the Enterprise Multimanager Trust Trustees may consider desirable. The shareholder of record of such share is entitled to one vote for each full share and a fractional vote for each fractional share. Shareholders are not entitled to cumulative voting in the election of Enterprise Multimanager Trust Trustees or on any other matter.
      Except when a larger vote is required by law, both the Enterprise Multimanager Trust Charter and GST Charter require the holders of one-third of the shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. In addition, both the Enterprise Multimanager Trust Charter and GST Charter provide that, except when a larger vote is required by law, by the respective GST Charter or Enterprise Multimanager Trust Charter, or by the respective By-laws of GST or Enterprise Multimanager Trust, the holders of shares representing a majority of votes present and entitled to be cast at a shareholders’ meeting in person or by proxy on the matter shall decide that matter except that a plurality of votes cast shall elect a Trustee.
     Termination of Enterprise Multimanager Trust/ GST and its Series or Classes
      The GST Charter permits the termination of GST or any series or class of GST: (1) by a majority of the affected shareholders at a meeting of shareholders of GST, series or class; or (2) by a majority of the GST Trustees without shareholder approval if the GST Trustees determine, in their sole discretion, that such action is in the best interest of GST, such series, such class or their shareholders.
      Similarly, the Enterprise Multimanager Trust Charter provides that Enterprise Multimanager Trust may be terminated at any time by: (1) a vote of a majority of the shares of each series entitled to vote, voting separately by series; or (2) by the Enterprise Multimanager Trust Trustees by written notice to the shareholders. Any series or class may be terminated at any time by: (1) a vote of a majority of the shares of such series or class entitled to vote; or (2) by the Enterprise Multimanager Trust Trustees by written notice to the shareholders of such series or class.

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ADDITIONAL INFORMATION ABOUT THE AXA ENTERPRISE FUNDS AND GST FUNDS
Investment Advisers and Advisory Fee Information
      The GST Funds are managed on a day-to-day basis by GSAM and GSAM will continue to manage the GST Funds after the Reorganization. As of December 31, 2006, GSAM had assets under management of approximately $ billion.
      AXA Equitable, through its AXA Funds Management Group unit, currently serves as investment adviser to each AXA Enterprise Fund of the Enterprise Multimanager Trust. In addition, sub-advisers have been hired to manage the investments of certain AXA Enterprise Funds as discussed earlier in this Proxy/Prospectus. AXA Equitable pays the sub-advisers out of the advisory fees that it earns from the AXA Enterprise Funds.
      The following table shows the contractual investment advisory fees including the fee ratios after any fee waivers for each AXA Enterprise Fund and its Corresponding GST Fund. The fees for the AXA Enterprise Funds are based on actual expenses for the twelve months ended October 31, 2006. The fees for the GST Funds represent the pro forma annualized advisory fees before and after waivers based upon fee arrangements that will be in place upon consummation of the Reorganization. None of the funds are large enough to have reached a breakpoint.

	Advisory Fees			Advisory Fees
	Before/After			Before/After
Enterprise Multimanager Trust*	Waivers		Corresponding GST Fund	Waivers

Multimanager Core Equity Fund Advisory Fee	1.000%/0.00%	[1]	Goldman Sachs Structured U.S. Equity Fund	0.65%/0.51%	[2]
Multimanager Growth Fund Advisory Fee	1.000%/0.00%	[1]	Goldman Sachs Structured Large Cap Growth Fund	0.65%/0.51%	[2]
Multimanager Mid Cap Growth Fund Advisory Fee	1.200%/0.00%	[1]	Goldman Sachs Growth Opportunities Fund	1.00%/1.00%	[2]
Multimanager Mid Cap Value Fund Advisory Fee	1.200%/0.00%	[1]	Goldman Sachs Mid Cap Value Fund	0.71%/0.71%	[2]
Multimanager Value Fund Advisory Fee	1.000%/0.26%	[1]	Goldman Sachs Structured Large Cap Value Fund.	0.60%/0.51%	[2]
Multimanager International Equity Fund Advisory Fee	1.150%/0.40%	[1]	Goldman Sachs Structured International Equity Fund	0.85%/0.81%	[2]
Multimanager Technology Fund Advisory Fee	1.300%/0.01%	[1]	Goldman Sachs Tollkeeper Fund	1.00%/1.00%	[2]
Multimanager Core Bond Fund Advisory Fee	0.700%/0.01%	[1]	Goldman Sachs Core Plus Fixed Income Fund	0.45%/0.45%	[2]
Aggressive Allocation Fund Advisory Fee	0.200%/0.00%		Goldman Sachs Equity Growth Strategy Portfolio	0.15%/0.15%	[3]
Conservative Allocation Fund Advisory Fee	0.200%/0.00%		Goldman Sachs Balanced Strategy Portfolio	0.15%/0.15%	[3]
Moderate Allocation Fund Advisory Fee	0.200%/0.00%		Goldman Sachs Growth and Income Strategy Portfolio	0.15%/0.15%	[3]
Moderate-Plus Allocation Fund Advisory Fee	0.200%/0.00%		Goldman Sachs Growth Strategy Portfolio	0.15%/0.15%	[3]

*	Includes Sub-Advisory Fee

[1]	AXA Equitable has entered into agreements with the Enterprise Multimanager Trust establishing a contractual management fee rate. The agreements imposed breakpoints on the management fees and reduce the management fees for

186

certain of the AXA Enterprise Funds to annual rates equal to the following percentages of the average daily net assets of the AXA Enterprise Funds as follows:

AXA Enterprise Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $5 billion	Thereafter

Multimanager Core Equity Fund	1.000%	0.950%	0.925%	0.900%	0.875%
Multimanager Growth Fund	1.000%	0.950%	0.925%	0.900%	0.875%
Multimanager Mid Cap Growth Fund	1.200%	1.150%	1.125%	1.100%	1.075%
Multimanager Mid Cap Value Fund	1.200%	1.150%	1.125%	1.100%	1.075%
Multimanager Value Fund	1.000%	0.950%	0.925%	0.900%	0.875%
Multimanager International Equity Fund	1.150%	1.100%	1.075%	1.050%	1.025%
Multimanager Technology Fund	1.300%	1.250%	1.225%	1.200%	1.175%

AXA Enterprise Fund	First $1.5 billion	Next $1 billion	Next $1 billion	Next $2.5 billion	Thereafter

Multimanager Core Bond Fund	0.700%	0.675%	0.650%	0.625%	0.600%

[2]	GSAM has implemented voluntary fee reductions with GST for certain GST Funds. The breakpoints listed below have been contractual for: the Structured U.S. Equity, Structured Large Cap Growth, Growth Opportunities, Mid Cap Value, Structured Large Cap Value and Structured International Equity Funds since December 29, 2005; the Tollkeeper Fund since April 28, 2006; and the Core Plus Fixed Income Fund since October , 2006. The fee reduction commitments imposed breakpoints on the management fees and reduce the management fees for certain GST Funds to annual rates equal to the following percentages of the average daily net assets of the GST Funds:

		Over $1 billion
GST Fund	First $1 billion	up to $2 billion	Over $2 billion

Structured U.S. Equity Fund	0.65%	0.59%	0.56%
Structured Large Cap Growth Fund	0.65%	0.59%	0.56%
Structured Large Cap Value Fund	0.60%	0.54%	0.51%
Structured International Equity Fund	0.85%	0.77%	0.73%
Tollkeeper Fund	1.00%	0.90%	0.86%
Core Plus Fixed Income Fund	0.45%	0.35%	0.30%

	First $2 billion	Over $2 billion

Growth Opportunities Fund	1.00%	0.90%
Mid Cap Value Fund	0.75%	0.68%

In addition, GSAM has voluntarily agreed not to impose a portion of the management fee for certain GST Funds. These fee waivers may be terminated at any time at the option of GSAM. As a result of fee waivers, the current management fees of these GST Funds as a percentage of average daily net assets are as follows:

GST Fund	Management Fee

Structured U.S. Equity Fund	0.51%
Structured Large Cap Growth Fund	0.51%
Structured Large Cap Value Fund	0.51%
Structured International Equity Fund	0.81%

[3]	Effective April 29, 2005, GSAM entered into a fee reduction commitment with GST with respect to the GST Asset Allocation Funds. The commitment permanently reduced the management fee for each GST Asset Allocation Fund to an annual ratio of 0.15% of the average daily net assets of each such Fund.

187

Other Service Providers
      Enterprise Multimanager Trust and GST have different service providers. Upon completion of the Reorganization, GST will continue to engage its existing service providers. In all cases, the types of services provided to Enterprise Multimanager Trust and GST under the service arrangements are substantially similar.

	Enterprise Multimanager Trust	GST

Distributor	Enterprise Fund Distributors, Inc.	Goldman, Sachs & Co.
Administrator	AXA Equitable*	GSAM**
Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services, Inc.	Goldman, Sachs & Co.
Custodian	JPMorgan Chase Bank	JPMorgan Chase Bank (Tollkeeper Fund) State Street Bank & Trust Company (All other GST Funds)
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP

*	AXA Equitable provides administrative services to Enterprise Multimanager Trust pursuant to a fund services agreement.

**	GSAM provides administrative services to GST Funds as part of its advisory services for the GST Funds.
Administration Arrangements
      GSAM provides various administrative, accounting and corporate secretarial services to the GST Funds. GSAM performs these administrative services for the GST Funds under its Management Agreements with the GST Funds.
      AXA Equitable serves as administrator to Enterprise Multimanager Trust. The administrator assists in each AXA Enterprise Fund’s administration and operation including, but not limited to, coordination of Enterprise Multimanager Trust’s audit, financial statements and tax returns, expense management and budgeting, legal administrative services and compliance monitoring, portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of the portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of Enterprise Multimanager Trust’s proxy voting policies and procedures and anti-money laundering program. AXA Equitable receives a fee for its administrative services, in addition to the management fee, computed daily and payable monthly, at an annual rate of 0.15% of Enterprise Multimanager Trust’s total average net assets plus $35,000 per AXA Enterprise Fund and an additional $35,000 for each portion of an AXA Enterprise Fund for which separate administrative services are provided (e.g., portions of an AXA Enterprise Fund allocated to separate sub-advisers and/or managed in a discrete style).
      J.P. Morgan Investor Services Co. serves as sub-administrator to Enterprise Multimanager Trust. The sub-administrator provides Enterprise Multimanager Trust with certain administrative services, including, but not limited to, monitoring of fund compliance and fund accounting services.
Shareholder Transactions and Services of AXA Enterprise Funds and GST Funds
      Information concerning applicable sales charges, distribution-related and shareholder servicing-related fees, and purchase, redemption and exchange procedures for the AXA Enterprise Funds and the GST Funds is provided above. Additional information concerning these matters as well as information regarding how each Fund’s net asset value is determined and the dividend and distribution policies for the Funds, is summarized in Appendix E and is described in detail in each Fund’s prospectus.

188

Financial Highlights
      The following financial highlights tables are intended to help you understand each GST Fund’s financial performance for the past five years. Certain information reflects financial results for a single GST Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a GST Fund (assuming reinvestment of all dividends and distributions). The information for the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured International Equity Fund and Goldman Sachs Tollkeeper Fund has been audited by PricewaterhouseCoopers LLP. The information for the Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio and Goldman Sachs Growth Strategy Portfolio has been audited by Ernst & Young LLP. PricewaterhouseCoopers LLP’s and Ernst & Young LLP’s reports along with such GST Fund’s financial statements, are included in each GST Fund’s annual report, which are available upon request without charge. The financial highlights for the six months ended June 30, 2006 with respect to certain GST Funds are unaudited. No financial highlights tables are presented for the Goldman Sachs Core Plus Fixed Income Fund because this GST Fund did not commence operations until November 1, 2006.

189

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured U.S. Equity Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from				Distributions
		Investment Operations				to Shareholders

	Net Asset
	Value,	Net		Net Realized	Total from	From Net
	Beginning	Investment		and Unrealized	Investment	Investment
Year - Share Class	of Year	Income (Loss)(a)		Gain (Loss)	Operations	Income

For the Years Ended August 31,
2006 - A	$29.13	$0.24		$2.53	$2.77	$(0.11)
2006 - B	27.52	—	(d)	2.40	2.40	—
2006 - C	27.39	0.01		2.38	2.39	—
2006 - Institutional	29.72	0.38		2.56	2.94	(0.18)

2005 - A	25.81	0.26	(c)	3.28	3.54	(0.22)
2005 - B	24.39	0.05	(c)	3.09	3.14	(0.01)
2005 - C	24.30	0.05	(c)	3.07	3.12	(0.03)
2005 - Institutional	26.32	0.36	(c)	3.37	3.73	(0.33)

2004 - A	22.57	0.11		3.20	3.31	(0.07)
2004 - B	21.42	(0.08)		3.05	2.97	—
2004 - C	21.34	(0.08)		3.04	2.96	—
2004 - Institutional	23.00	0.21		3.27	3.48	(0.16)

2003 - A	20.18	0.09		2.31	2.40	(0.01)
2003 - B	19.28	(0.06)		2.20	2.14	—
2003 - C	19.20	(0.06)		2.20	2.14	—
2003 - Institutional	20.57	0.17		2.37	2.54	(0.11)

2002 - A	24.30	0.04		(4.16)	(4.12)	—
2002 - B	23.39	(0.13)		(3.98)	(4.11)	—
2002 - C	23.29	(0.12)		(3.97)	(4.09)	—
2002 - Institutional	24.68	0.14		(4.25)	(4.11)	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.10 per share and .03% of average net assets.
(d)	Amount is less than $0.005.

190

					Ratios Assuming No
					Expense Reductions

				Ratio of		Ratio of
		Net Assets,	Ratio of	Net Investment	Ratio of	Net Investment
Net Asset		End of	Net Expenses	Income (Loss)	Total Expenses	Income (Loss)	Portfolio
Value, End	Total	Year	to Average	to Average	to Average	to Average	Turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets	Net Assets	Net Assets	Rate

$31.79	9.51%	$611,999	0.99%	0.79%	1.15%	0.64%	129%
29.92	8.72	78,110	1.75	0.01	1.90	(0.13)	129
29.78	8.73	36,628	1.75	0.03	1.90	(0.12)	129
32.48	9.97	644,250	0.59	1.22	0.75	1.06	129

29.13	13.75	477,204	1.09	0.93 (c)	1.19	0.83 (c)	142
27.52	12.87	108,595	1.84	0.19 (c)	1.94	0.09 (c)	142
27.39	12.86	38,380	1.84	0.20 (c)	1.94	0.10 (c)	142
29.72	14.16	269,545	0.69	1.23 (c)	0.79	1.13 (c)	142

25.81	14.71	398,346	1.13	0.43	1.25	0.31	112
24.39	13.87	115,492	1.88	(0.32)	2.00	(0.44)	112
24.30	13.87	38,656	1.88	(0.32)	2.00	(0.44)	112
26.32	15.18	140,587	0.73	0.83	0.85	0.71	112

22.57	11.90	351,673	1.15	0.44	1.26	0.33	74
21.42	11.10	118,993	1.90	(0.31)	2.01	(0.42)	74
21.34	11.15	36,546	1.90	(0.31)	2.01	(0.42)	74
23.00	12.40	131,457	0.75	0.84	0.86	0.73	74

20.18	(16.95)	340,934	1.14	0.19	1.24	0.09	74
19.28	(17.57)	125,243	1.89	(0.57)	1.99	(0.67)	74
19.20	(17.56)	36,223	1.89	(0.56)	1.99	(0.66)	74
20.57	(16.65)	163,439	0.74	0.59	0.84	0.49	74

191

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured Large Cap Growth Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from					Distributions to
		Investment Operations					Shareholders

	Net Asset	Net
	Value,	Investment		Net Realized		Total from	From Net	From Net
	Beginning	Income		and Unrealized		Investment	Investment	Realized	Total
Year - Share Class	of Year	(Loss)(a)		Gain (Loss)		Operations	Income	Gains	Distributions

For the Years Ended August 31,
2006 - A	$12.55	$0.04		$0.61		$0.65	$— (f)	$—	$— (f)
2006 - B	11.81	(0.06)		0.58		0.52	—	—	—
2006 - C	11.81	(0.06)		0.59		0.53	—	—	—
2006 - Institutional	12.89	0.09		0.64		0.73	(0.04)	—	(0.04)

2005 - A	11.13	0.04	(c)	1.38	(d)	1.42	—	—	—
2005 - B	10.55	(0.04	)(c)	1.30	(d)	1.26	—	—	—
2005 - C	10.55	(0.04	)(c)	1.30	(d)	1.26	—	—	—
2005 - Institutional	11.38	0.08	(c)	1.43	(d)	1.51	—	—	—

2004 - A	10.33	(0.01)		0.81		0.80	—	—	—
2004 - B	9.87	(0.09)		0.77		0.68	—	—	—
2004 - C	9.87	(0.09)		0.77		0.68	—	—	—
2004 - Institutional	10.52	0.03		0.83		0.86	—	—	—

2003 - A	9.06	(0.01)		1.28		1.27	—	—	—
2003 - B	8.72	(0.07)		1.22		1.15	—	—	—
2003 - C	8.72	(0.07)		1.22		1.15	—	—	—
2003 - Institutional	9.19	0.03		1.30		1.33	—	—	—

2002 - A	11.51	(0.03)		(2.38)		(2.41)	—	(0.04)	(0.04)
2002 - B	11.16	(0.11)		(2.29)		(2.40)	—	(0.04)	(0.04)
2002 - C	11.17	(0.11)		(2.30)		(2.41)	—	(0.04)	(0.04)
2002 - Institutional	11.63	0.01		(2.41)		(2.40)	—	(0.04)	(0.04)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.30% of average net assets.
(d)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.
(e)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated, the performance would have been 12.67%, 11.85%, 11.85% and 13.18% for Class A, Class B, Class C and Institutional Shares, respectively.
(f)	Amount is less than $0.005 per share.

192

						Ratios Assuming No
						Expense Reductions

				Ratio of			Ratio of
		Net Assets	Ratio of	Net Investment		Ratio of	Net Investment
Net Asset		at End of	Net Expenses	Income (Loss)		Total Expenses	Income (Loss)		Portfolio
Value, End	Total	Year	to Average	to Average		to Average	to Average		Turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets		Rate

$13.20	5.21%	$310,386	1.00%	0.28%		1.16%	0.12%		111%
12.33	4.40	41,947	1.76	(0.52)		1.91	(0.67)		111
12.34	4.49	22,811	1.76	(0.52)		1.91	(0.67)		111
13.58	5.66	488,448	0.60	0.69		0.76	0.53		111

12.55	12.76 (e)	166,792	1.11	0.37	(c)	1.24	0.24	(c)	146
11.81	11.94 (e)	65,545	1.86	(0.32	) (c)	1.99	(0.45	)(c)	146
11.81	11.94 (e)	29,672	1.86	(0.32	) (c)	1.99	(0.45	)(c)	146
12.89	13.27 (e)	263,906	0.71	0.65	(c)	0.84	0.52	(c)	146

11.13	7.74	120,872	1.15	(0.10)		1.29	(0.24)		149
10.55	6.89	78,810	1.90	(0.85)		2.04	(0.99)		149
10.55	6.89	32,901	1.90	(0.85)		2.04	(0.99)		149
11.38	8.17	109,353	0.75	0.31		0.89	0.17		149

10.33	14.02	127,317	1.18	(0.07)		1.31	(0.20)		119
9.87	13.19	91,084	1.93	(0.82)		2.06	(0.95)		119
9.87	13.19	36,553	1.93	(0.82)		2.06	(0.95)		119
10.52	14.47	114,524	0.78	0.33		0.91	0.20		119

9.06	(21.04)	139,593	1.17	(0.32)		1.27	(0.42)		113
8.72	(21.61)	99,959	1.92	(1.06)		2.02	(1.16)		113
8.72	(21.68)	41,627	1.92	(1.07)		2.02	(1.17)		113
9.19	(20.74)	131,590	0.77	0.08		0.87	(0.02)		113

193

FINANCIAL HIGHLIGHTS
Goldman Sachs Growth Opportunities Fund
Selected Data for a Share Outstanding Throughout Each Year

						Distributions
		Income (Loss) from Investment Operations				to Shareholders
	Net Asset
	Value,	Net		Net Realized	Total from	From Net
	Beginning	Investment		and Unrealized	Investment	Realized
Year - Share Class	of Year	Loss(a)		Gain (Loss)	Operations	Gains

For the Years Ended August 31,
2006 - A	$22.21	$(0.19)		$(0.09)	$(0.28)	$(1.12)
2006 - B	21.33	(0.34)		(0.07)	(0.41)	(1.12)
2006 - C	21.19	(0.34)		(0.07)	(0.41)	(1.12)
2006 - Institutional	22.77	(0.11)		(0.09)	(0.20)	(1.12)

2005 - A	18.58	(0.20	)(c)	3.83	3.63	—
2005 - B	17.98	(0.34	)(c)	3.69	3.35	—
2005 - C	17.86	(0.34	)(c)	3.67	3.33	—
2005 - Institutional	18.97	(0.12	)(c)	3.92	3.80	—

2004 - A	17.38	(0.15)		1.35	1.20	—
2004 - B	16.94	(0.28)		1.32	1.04	—
2004 - C	16.83	(0.28)		1.31	1.03	—
2004 - Institutional	17.67	(0.08)		1.38	1.30	—

2003 - A	14.09	(0.12)		3.41	3.29	—
2003 - B	13.84	(0.22)		3.32	3.10	—
2003 - C	13.74	(0.22)		3.31	3.09	—
2003 - Institutional	14.27	(0.06)		3.46	3.40	—

2002 - A	18.11	(0.15)		(3.87)	(4.02)	—
2002 - B	17.92	(0.27)		(3.81)	(4.08)	—
2002 - C	17.80	(0.27)		(3.79)	(4.06)	—
2002 - Institutional	18.26	(0.08)		(3.91)	(3.99)	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.03% of average net assets.

194

						Ratios Assuming No Expense
						Reductions

			Ratio of Net	Ratio of Net		Ratio of Total	Ratio of Net
		Net Assets,	Expenses to	Investment Loss		Expenses to	Investment Loss
Net Asset Value,	Total	End of Year	Average	to Average		Average	to Average		Portfolio
End of Year	Return(b)	(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets		Turnover Rate

$20.81	(1.46)%	$908,135	1.47%	(0.89)%		1.47%	(0.89)%		82%
19.80	(2.16)	69,240	2.22	(1.64)		2.22	(1.64)		82
19.66	(2.17)	113,383	2.22	(1.64)		2.22	(1.64)		82
21.45	(1.06)	771,166	1.07	(0.49)		1.07	(0.49)		82

22.21	19.54	936,312	1.49	(0.94	)(c)	1.49	(0.94	)(c)	62
21.33	18.63	91,286	2.24	(1.69	)(c)	2.24	(1.69	)(c)	62
21.19	18.65	112,420	2.24	(1.69	)(c)	2.24	(1.69	)(c)	62
22.77	20.03	739,739	1.09	(0.54	)(c)	1.09	(0.54	)(c)	62

18.58	6.90	615,510	1.49	(0.80)		1.49	(0.80)		51
17.98	6.14	85,969	2.24	(1.55)		2.24	(1.55)		51
17.86	6.12	69,067	2.24	(1.55)		2.24	(1.55)		51
18.97	7.36	290,601	1.09	(0.40)		1.09	(0.40)		51

17.38	23.35	441,187	1.53	(0.80)		1.53	(0.80)		66
16.94	22.40	85,601	2.28	(1.56)		2.28	(1.56)		66
16.83	22.49	63,358	2.28	(1.56)		2.28	(1.56)		66
17.67	23.83	189,498	1.13	(0.41)		1.13	(0.41)		66

14.09	(22.20)	368,361	1.51	(0.87)		1.51	(0.87)		69
13.84	(22.77)	68,639	2.26	(1.62)		2.26	(1.62)		69
13.74	(22.81)	47,581	2.26	(1.62)		2.26	(1.62)		69
14.27	(21.89)	134,954	1.11	(0.47)		1.11	(0.47)		69

195

FINANCIAL HIGHLIGHTS
Goldman Sachs Mid Cap Value Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from Investment Operations			Distributions to Shareholders

	Net Asset	Net
	Value,	Investment	Net Realized	Total from	From Net	From Net
	Beginning	Income	and Unrealized	Investment	Investment	Realized	Total
Year - Share Class	of Year	(Loss)(a)	Gain	Operations	Income	Gains	Distributions

For the Years Ended August 31,
2006 - A	$36.88	$0.18	$2.30	$2.48	$(0.13)	$(2.39)	$(2.52)
2006 - B	35.96	(0.09)	2.25	2.16	—	(2.39)	(2.39)
2006 - C	35.76	(0.09)	2.24	2.15	—	(2.39)	(2.39)
2006 - Institutional	37.17	0.33	2.32	2.65	(0.25)	(2.39)	(2.64)

2005 - A	30.82	0.15	8.36	8.51	(0.10)	(2.35)	(2.45)
2005 - B	30.23	(0.11)	8.19	8.08	—	(2.35)	(2.35)
2005 - C	30.08	(0.11)	8.14	8.03	—	(2.35)	(2.35)
2005 - Institutional	31.01	0.29	8.41	8.70	(0.19)	(2.35)	(2.54)

2004 - A	25.37	0.11	5.51	5.62	(0.17)	—	(0.17)
2004 - B	24.92	(0.11)	5.42	5.31	—	—	—
2004 - C	24.81	(0.11)	5.40	5.29	(0.02)	—	(0.02)
2004 - Institutional	25.49	0.23	5.53	5.76	(0.24)	—	(0.24)

2003 - A	24.17	0.19	1.65	1.84	(0.14)	(0.50)	(0.64)
2003 - B	23.80	0.02	1.62	1.64	(0.02)	(0.50)	(0.52)
2003 - C	23.73	0.02	1.60	1.62	(0.04)	(0.50)	(0.54)
2003 - Institutional	24.24	0.29	1.66	1.95	(0.20)	(0.50)	(0.70)

2002 - A	24.34	0.18	0.45	0.63	(0.18)	(0.62)	(0.80)
2002 - B	24.01	(0.01)	0.45	0.44	(0.03)	(0.62)	(0.65)
2002 - C	23.98	(0.01)	0.45	0.44	(0.07)	(0.62)	(0.69)
2002 - Institutional	24.35	0.27	0.45	0.72	(0.21)	(0.62)	(0.83)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

196

					Ratios Assuming No Expense
					Reductions

				Ratio of Net		Ratio of Net
			Ratio of Net	Investment	Ratio of Total	Investment
		Net Assets,	Expenses to	Income (Loss)	Expenses to	Income (Loss)	Portfolio
Net Asset Value,	Total	End of Year	Average	to Average	Average Net	to Average	Turnover
End of Year	Return(b)	(in 000s)	Net Assets	Net Assets	Assets	Net Assets	Rate

$36.84	7.14%	$3,434,753	1.17%	0.51%	1.19%	0.49%	49%
35.73	6.34	206,336	1.92	(0.25)	1.94	(0.27)	49
35.52	6.35	353,614	1.92	(0.25)	1.94	(0.27)	49
37.18	7.58	1,837,408	0.77	0.91	0.79	0.90	49

36.88	28.68	2,714,610	1.22	0.43	1.23	0.42	58
35.96	27.76	234,405	1.97	(0.34)	1.98	(0.35)	58
35.76	27.73	360,806	1.97	(0.31)	1.98	(0.32)	58
37.17	29.20	1,253,069	0.82	0.82	0.83	0.81	58

30.82	22.24	915,091	1.24	0.37	1.24	0.37	71
30.23	21.31	148,555	1.99	(0.38)	1.99	(0.38)	71
30.08	21.35	96,007	1.99	(0.37)	1.99	(0.37)	71
31.01	22.71	537,533	0.84	0.78	0.84	0.78	71

25.37	7.88	504,693	1.25	0.83	1.25	0.83	80
24.92	7.09	110,569	2.00	0.09	2.00	0.09	80
24.81	7.07	53,835	2.00	0.09	2.00	0.09	80
25.49	8.34	330,827	0.85	1.24	0.85	1.24	80

24.17	2.67	342,976	1.27	0.72	1.27	0.72	92
23.80	1.90	89,434	2.02	(0.04)	2.02	(0.04)	92
23.73	1.87	39,498	2.02	(0.03)	2.02	(0.03)	92
24.24	3.05	318,916	0.87	1.11	0.87	1.11	92

197

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured Large Cap Value Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from			Distributions
		Investment Operations			to Shareholders

	Net Asset	Net				From
	Value,	Investment	Net Realized	Total from	From Net	Net
	Beginning	Income	and Unrealized	Investment	Investment	Realized	Total
Year - Share Class	of Year	(Loss)(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Years Ended August 31,
2006 - A	$12.69	$0.17	$1.51	$1.68	$(0.14)	$(0.24)	$(0.38)
2006 - B	12.59	0.07	1.49	1.56	(0.03)	(0.24)	(0.27)
2006 - C	12.60	0.07	1.50	1.57	(0.03)	(0.24)	(0.27)
2006 - Institutional	12.69	0.23	1.50	1.73	(0.18)	(0.24)	(0.42)

2005 - A	11.15	0.12	1.76	1.88	(0.09)	(0.25)	(0.34)
2005 - B	11.06	0.03	1.76	1.79	(0.01)	(0.25)	(0.26)
2005 - C	11.07	0.03	1.76	1.79	(0.01)	(0.25)	(0.26)
2005 - Institutional	11.14	0.17	1.77	1.94	(0.14)	(0.25)	(0.39)

2004 - A	9.48	0.04	1.75	1.79	(0.12)	—	(0.12)
2004 - B	9.40	(0.04)	1.74	1.70	(0.04)	—	(0.04)
2004 - C	9.42	(0.04)	1.73	1.69	(0.04)	—	(0.04)
2004 - Institutional	9.47	0.09	1.74	1.83	(0.16)	—	(0.16)

2003 - A	8.74	0.10	0.74	0.84	(0.10)	—	(0.10)
2003 - B	8.67	0.03	0.73	0.76	(0.03)	—	(0.03)
2003 - C	8.68	0.03	0.74	0.77	(0.03)	—	(0.03)
2003 - Institutional	8.74	0.13	0.73	0.86	(0.13)	—	(0.13)

2002 - A	10.31	0.07	(1.57)	(1.50)	(0.07)	—	(0.07)
2002 - B	10.24	— (c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - C	10.25	— (c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Institutional	10.31	0.11	(1.57)	(1.46)	(0.11)	—	(0.11)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns could be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.
(d)	Amount is less than 0.005% per share.

198

					Ratios Assuming No
					Expense Reductions

				Ratio of		Ratio of
		Net Assets,	Ratio of	Net Investment	Ratio of	Net Investment
Net Asset		End of	Net Expenses	Income to	Total Expenses	Income (Loss)	Portfolio
Value, End	Total	Year	to Average	Average	to Average	to Average	Turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets	Net Assets	Net Assets	Rate

$13.99	13.43%	$438,245	0.99%	1.31%	1.10%	1.20%	127%
13.88	12.56	19,200	1.75	0.49	1.84	0.40	127
13.90	12.66	22,768	1.75	0.51	1.84	0.41	127
14.00	13.92	715,191	0.59	1.69	0.69	1.59	127

12.69	17.13	186,441	1.10	0.99	1.14	0.95	132
12.59	16.32	20,479	1.85	0.22	1.89	0.18	132
12.60	16.32	20,666	1.85	0.22	1.89	0.18	132
12.69	17.69	384,875	0.70	1.39	0.74	1.35	132

11.15	18.93	100,374	1.10	0.95	1.15	0.90	154
11.06	18.09	19,819	1.85	0.19	1.90	0.14	154
11.07	17.97	17,027	1.85	0.19	1.90	0.14	154
11.14	19.41	194,541	0.70	1.36	0.75	1.31	154

9.48	9.70	79,866	1.11	1.13	1.22	1.02	102
9.40	8.83	18,077	1.86	0.38	1.97	0.27	102
9.42	8.95	13,798	1.86	0.37	1.97	0.26	102
9.47	10.03	145,059	0.71	1.52	0.82	1.41	102

8.74	(14.61)	76,472	1.11	0.76	1.20	0.67	112
8.67	(15.28)	18,828	1.86	0.00 (d)	1.95	(0.09)	112
8.68	(15.26)	12,533	1.86	0.01	1.95	(0.08)	112
8.74	(14.25)	108,613	0.71	1.15	0.80	1.06	112

199

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured International Equity Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from			Distributions
		Investment Operations			to Shareholders

	Net Asset	Net				From
	Value,	Investment	Net Realized	Total from	From Net	Net
	Beginning	Income	and Unrealized	Investment	Investment	Realized	Total
Year - Share Class	of Year	(Loss)(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Years Ended August 31,
2006 - A	$11.70	$0.21	$2.57	$2.78	$(0.11)	$(0.08)	$(0.19)
2006 - B	11.53	0.08	2.57	2.65	(0.01)	(0.08)	(0.09)
2006 - C	11.54	0.09	2.56	2.65	(0.02)	(0.08)	(0.10)
2006 - Institutional	11.93	0.27	2.61	2.88	(0.14)	(0.08)	(0.22)

2005 - A	9.49	0.18	2.10	2.28	(0.07)	—	(0.07)
2005 - B	9.37	0.08	2.08	2.16	—	—	—
2005 - C	9.37	0.08	2.09	2.17	—	—	—
2005 - Institutional	9.68	0.22	2.14	2.36	(0.11)	—	(0.11)

2004 - A	7.66	0.10	1.80	1.90	(0.07)	—	(0.07)
2004 - B	7.56	0.04	1.80	1.84	(0.03)	—	(0.03)
2004 - C	7.56	0.04	1.79	1.83	(0.02)	—	(0.02)
2004 - Institutional	7.80	0.15	1.84	1.99	(0.11)	—	(0.11)

2003 - A	7.35	0.08	0.28	0.36	(0.05)	—	(0.05)
2003 - B	7.24	0.04	0.28	0.32	— (c)	—	— (c)
2003 - C	7.25	0.04	0.28	0.32	(0.01)	—	(0.01)
2003 - Institutional	7.49	0.12	0.29	0.41	(0.10)	—	(0.10)

2002 - A	8.38	0.03	(1.06)	(1.03)	—	—	—
2002 - B	8.29	(0.01)	(1.04)	(1.05)	—	—	—
2002 - C	8.30	(0.01)	(1.04)	(1.05)	—	—	—
2002 - Institutional	8.50	0.08	(1.07)	(0.99)	(0.02)	—	(0.02)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.

200

					Ratios Assuming No
					Expense Reductions

				Ratio of	Ratio of	Ratio of
		Net Assets,	Ratio of	Net Investment	Total	Net Investment
Net Asset		End of	Net Expenses	Income to	Expenses	Income (Loss)	Portfolio
Value, End	Total	Year	to Average	Average	to Average	to Average	Turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets	Net Assets	Net Assets	Rate

$14.29	24.02%	$739,861	1.26%	1.63%	1.35%	1.54%	59%
14.09	23.18	10,306	2.02	0.64	2.11	0.55	59
14.09	23.10	7,110	2.02	0.67	2.11	0.58	59
14.59	24.52	1,661,909	0.86	2.01	0.95	1.92	59

11.70	24.12	293,591	1.39	1.64	1.40	1.63	73
11.53	23.05	8,075	2.14	0.75	2.15	0.74	73
11.54	23.16	4,824	2.14	0.75	2.15	0.74	73
11.93	24.51	697,144	0.99	1.96	1.00	1.95	73

9.49	24.85	130,291	1.59	1.08	1.68	0.99	99
9.37	24.31	6,408	2.16	0.45	2.25	0.36	99
9.37	24.28	3,747	2.16	0.43	2.25	0.34	99
9.68	25.71	261,118	1.01	1.65	1.10	1.56	99

7.66	5.00	95,015	1.67	1.12	1.84	0.95	122
7.56	4.45	5,574	2.17	0.56	2.34	0.39	122
7.56	4.38	3,646	2.17	0.64	2.34	0.47	122
7.80	5.64	158,021	1.02	1.73	1.19	1.56	122

7.35	(12.29)	72,405	1.67	0.38	1.82	0.23	115
7.24	(12.67)	6,434	2.17	(0.07)	2.32	(0.22)	115
7.25	(12.65)	3,963	2.17	(0.07)	2.32	(0.22)	115
7.49	(11.68)	188,858	1.02	1.02	1.17	0.87	115

201

FINANCIAL HIGHLIGHTS
Goldman Sachs Tollkeeper Fundsm
Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) from
		Investment Operations

	Net Asset
	Value,	Net	Net Realized	Total from
	Beginning	Investment	and Unrealized	Investment
Year - Share Class	of Period	Loss(a)	Gain (Loss)	Operations

For the Six Months Ended June 30, (Unaudited)
2006 - A	$8.02	$(0.05)	$(0.07)	$(0.12)
2006 - B	7.65	(0.08)	(0.07)	(0.15)
2006 - C	7.64	(0.08)	(0.06)	(0.14)
2006 - Institutional	8.23	(0.03)	(0.08)	(0.11)
For the Years Ended December 31,
2005 - A	7.87	(0.08)	0.23	0.15
2005 - B	7.56	(0.13)	0.22	0.09
2005 - C	7.55	(0.13)	0.22	0.09
2005 - Institutional	8.04	(0.05)	0.24	0.19

2004 - A	6.99	(0.04)	0.92	0.88
2004 - B	6.77	(0.09)	0.88	0.79
2004 - C	6.76	(0.09)	0.88	0.79
2004 - Institutional	7.11	(0.02)	0.95	0.93

2003 - A	4.80	(0.08)	2.27	2.19
2003 - B	4.68	(0.12)	2.21	2.09
2003 - C	4.67	(0.12)	2.21	2.09
2003 - Institutional	4.86	(0.05)	2.30	2.25

2002 - A	7.91	(0.08)	(3.03)	(3.11)
2002 - B	7.77	(0.12)	(2.97)	(3.09)
2002 - C	7.77	(0.12)	(2.98)	(3.10)
2002 - Institutional	7.98	(0.06)	(3.06)	(3.12)

2001 - A	11.90	(0.13)	(3.86)	(3.99)
2001 - B	11.79	(0.20)	(3.82)	(4.02)
2001 - C	11.78	(0.20)	(3.81)	(4.01)
2001 - Institutional	11.97	(0.09)	(3.90)	(3.99)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.

202

							Ratios Assuming No
							Expense Reductions

					Ratio of				Ratio of
		Net Assets,	Ratio of		Net Investment		Ratio of		Net Investment
Net Asset		End of	Net Expenses		Loss to		Total Expenses		Loss to		Portfolio
Value, End	Total	Period	to Average		Average		to Average		Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Rate

$7.90	(1.50)%	$112,256	1.50	% (c)	(1.16	)% (c)	1.58	% (c)	(1.24	)% (c)	25%
7.50	(1.96)	99,295	2.25 (c)		(1.90	)(c)	2.33(c)		(1.98	)(c)	25
7.50	(1.83)	52,030	2.25 (c)		(1.90	)(c)	2.33(c)		(1.98	)(c)	25
8.12	(1.34)	11,095	1.10 (c)		(0.75	)(c)	1.18(c)		(0.83	)(c)	25
8.02	1.91	125,718	1.50		(1.10)		1.56		(1.16)		48
7.65	1.19	120,415	2.25		(1.85)		2.31		(1.91)		48
7.64	1.19	60,638	2.25		(1.85)		2.31		(1.91)		48
8.23	2.36	8,819	1.10		(0.70)		1.16		(0.76)		48

7.87	12.59	158,079	1.50		(0.55)		1.56		(0.61)		37
7.56	11.67	163,502	2.25		(1.31)		2.31		(1.37)		37
7.55	11.69	79,210	2.25		(1.31)		2.31		(1.37)		37
8.04	13.08	11,323	1.10		(0.31)		1.16		(0.37)		37

6.99	45.63	180,819	1.50		(1.30)		1.55		(1.35)		27
6.77	44.66	189,420	2.25		(2.04)		2.30		(2.09)		27
6.76	44.75	92,752	2.25		(2.04)		2.30		(2.09)		27
7.11	46.30	27,687	1.10		(0.89)		1.15		(0.94)		27

4.80	(39.32)	147,055	1.51		(1.46)		1.56		(1.51)		28
4.68	(39.77)	154,251	2.26		(2.21)		2.31		(2.26)		28
4.67	(39.90)	74,765	2.26		(2.21)		2.31		(2.26)		28
4.86	(39.10)	15,920	1.11		(1.06)		1.16		(1.11)		28

7.91	(33.53)	325,639	1.50		(1.37)		1.50		(1.37)		24
7.77	(34.10)	345,170	2.25		(2.12)		2.25		(2.12)		24
7.77	(34.04)	173,860	2.25		(2.12)		2.25		(2.12)		24
7.98	(33.33)	56,030	1.10		(0.97)		1.10		(0.97)		24

203

FINANCIAL HIGHLIGHTS
Goldman Sachs Equity Growth Strategy Portfolio
Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) from
		Investment Operations
					Distributions to
	Net Asset				Shareholders
	Value at	Net	Net Realized	Total from	from Net
	Beginning	Investment	and Unrealized	Investment	Investment
Year - Share Class	of Period	Income (Loss)(a)	Gain (Loss)	Operations	Income

For the Six Months Ended June 30, (Unaudited)
2006 - A	$13.82	$—	$0.93	$0.93	$—
2006 - B	13.42	(0.06)	0.91	0.85	—
2006 - C	13.40	(0.05)	0.89	0.84	—
2006 - Institutional	13.94	0.02	0.94	0.96	—
For the Years Ended December 31,
2005 - A	12.30	0.06	1.48	1.54	(0.02)
2005 - B	12.01	(0.05)	1.46	1.41	—
2005 - C	11.99	(0.04)	1.45	1.41	—
2005 - Institutional	12.40	0.16	1.45	1.61	(0.07)

2004 - A	10.36	0.05	1.91	1.96	(0.02)
2004 - B	10.18	(0.04)	1.87	1.83	—
2004 - C	10.17	(0.03)	1.85	1.82	—
2004 - Institutional	10.43	0.08	1.95	2.03	(0.06)

2003 - A	7.72	0.04	2.66	2.70	(0.06)
2003 - B	7.59	(0.02)	2.61	2.59	—
2003 - C	7.59	(0.02)	2.60	2.58	— (d)
2003 - Institutional	7.77	0.08	2.68	2.76	(0.10)

2002 - A	9.25	0.02	(1.55)	(1.53)	—
2002 - B	9.17	(0.05)	(1.53)	(1.58)	—
2002 - C	9.16	(0.05)	(1.52)	(1.57)	—
2002 - Institutional	9.27	0.04	(1.54)	(1.50)	—

2001 - A	10.71	(0.01)	(1.45)	(1.46)	—
2001 - B	10.70	(0.08)	(1.45)	(1.53)	—
2001 - C	10.69	(0.08)	(1.45)	(1.53)	—
2001 - Institutional	10.70	0.02	(1.45)	(1.43)	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Amount is less than $.005 per share
(e)	Annualized.

204

							Ratios Assuming No
							Expense Reductions

					Ratio of				Ratio of
		Net Assets	Ratio of		Net Investment		Ratio of		Net Investment
Net Asset		At End of	Net Expenses		Income (Loss)		Total Expenses		Income (Loss)		Portfolio
Value, End	Total	Period	to Average		to Average		to Average		to Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets(c)		Net Assets		Net Assets(c)		Net Assets		Rate

$14.75	6.73%	$193,430	0.59	%(e)	0.01	% (e)	0.68	%(e)	(0.08	)% (e)	10%
14.27	6.33	31,704	1.34	(e)	(0.82	)(e)	1.43	(e)	(0.91	)(e)	10
14.24	6.27	106,214	1.34	(e)	(0.76	)(e)	1.43	(e)	(0.85	)(e)	10
14.90	6.89	14,916	0.19	(e)	0.30(e)		0.28	(e)	0.21(e)		10
13.82	12.55	111,758	0.59		0.50		0.82		0.27		32
13.42	11.74	30,069	1.34		(0.38)		1.58		(0.62)		32
13.40	11.76	65,904	1.34		(0.30)		1.57		(0.53)		32
13.94	12.96	15,256	0.19		1.21		0.40		1.00		32

12.30	18.91	70,961	0.58		0.43		0.99		0.02		36
12.01	17.98	27,582	1.33		(0.38)		1.74		(0.79)		36
11.99	17.90	44,582	1.33		(0.31)		1.74		(0.72)		36
12.40	19.46	4,247	0.18		0.74		0.59		0.33		36

10.36	35.02	52,088	0.60		0.50		1.03		0.07		36
10.18	34.12	24,879	1.35		(0.27)		1.78		(0.70)		36
10.17	34.05	30,706	1.35		(0.22)		1.78		(0.65)		36
10.43	35.51	4,881	0.20		0.88		0.63		0.45		36

7.72	(16.54)	39,214	0.60		0.22		1.06		(0.24)		27
7.59	(17.23)	21,105	1.35		(0.58)		1.81		(1.04)		27
7.59	(17.14)	20,740	1.35		(0.54)		1.81		(1.00)		27
7.77	(16.18)	3,961	0.20		0.48		0.66		0.02		27

9.25	(13.63)	48,639	0.59		(0.11)		0.97		(0.49)		43
9.17	(14.30)	30,013	1.34		(0.87)		1.72		(1.25)		43
9.16	(14.31)	25,571	1.34		(0.86)		1.72		(1.24)		43
9.27	(13.36)	7,248	0.19		0.25		0.57		(0.13)		43

205

FINANCIAL HIGHLIGHTS
Goldman Sachs Balanced Strategy Portfolio
Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) from			Distributions
		Investment Operations			to Shareholders

	Net Asset
	Value at	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year - Share Class	of Period	Income(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Six Months Ended June 30, (Unaudited)
2006 - A	$10.89	$0.11	$0.33	$0.44	$(0.14)	$—	$(0.14)
2006 - B	10.89	0.07	0.33	0.40	(0.10)	—	(0.10)
2006 - C	10.90	0.07	0.32	0.39	(0.10)	—	(0.10)
2006 - Institutional	10.89	0.13	0.33	0.46	(0.16)	—	(0.16)

For the Years Ended December 31,
2005 - A	10.79	0.28	0.32	0.60	(0.22)	(0.28)	(0.50)
2005 - B	10.78	0.17	0.36	0.53	(0.14)	(0.28)	(0.42)
2005 - C	10.80	0.19	0.33	0.52	(0.14)	(0.28)	(0.42)
2005 - Institutional	10.78	0.32	0.33	0.65	(0.26)	(0.28)	(0.54)

2004 - A	10.00	0.25	0.77	1.02	(0.23)	—	(0.23)
2004 - B	10.00	0.16	0.77	0.93	(0.15)	—	(0.15)
2004 - C	10.01	0.17	0.77	0.94	(0.15)	—	(0.15)
2004 - Institutional	10.00	0.28	0.77	1.05	(0.27)	—	(0.27)

2003 - A	8.83	0.23	1.18	1.41	(0.24)	—	(0.24)
2003 - B	8.83	0.16	1.18	1.34	(0.17)	—	(0.17)
2003 - C	8.84	0.16	1.18	1.34	(0.17)	—	(0.17)
2003 - Institutional	8.83	0.26	1.18	1.44	(0.27)	—	(0.27)

2002 - A	9.43	0.25	(0.60)	(0.35)	(0.25)	—	(0.25)
2002 - B	9.43	0.18	(0.60)	(0.42)	(0.18)	—	(0.18)
2002 - C	9.44	0.18	(0.60)	(0.42)	(0.18)	—	(0.18)
2002 - Institutional	9.43	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)

2001 - A	10.16	0.30	(0.58)	(0.28)	(0.31)	(0.14)	(0.45)
2001 - B	10.16	0.23	(0.59)	(0.36)	(0.23)	(0.14)	(0.37)
2001 - C	10.17	0.23	(0.59)	(0.36)	(0.23)	(0.14)	(0.37)
2001 - Institutional	10.16	0.36	(0.60)	(0.24)	(0.35)	(0.14)	(0.49)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.

206

							Ratios Assuming No
							Expense Reductions

					Ratio of				Ratio of
		Net Assets	Ratio of		Net Investment		Ratio of		Net Investment
Net Asset		at End of	Net Expenses		Income to		Total Expenses		Income to		Portfolio
Value, End	Total	Period	to Average		Average		to Average		Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets(c)		Net Assets		Net Assets(c)		Net Assets		Rate

$11.19	4.04%	$152,646	0.59	%(d)	2.03	%(d)	0.67	%(d)	1.95	%(d)	40%
11.19	3.65	31,637	1.34	(d)	1.22	(d)	1.42	(d)	1.14	(d)	40
11.19	3.59	62,430	1.34	(d)	1.29	(d)	1.42	(d)	1.21	(d)	40
11.19	4.23	72,869	0.19	(d)	2.31	(d)	0.27	(d)	2.23	(d)	40

10.89	5.63	108,661	0.59		2.50		0.77		2.32		90
10.89	4.93	31,648	1.34		1.60		1.53		1.41		90
10.90	4.87	42,448	1.34		1.69		1.52		1.51		90
10.89	6.12	118,291	0.19		2.83		0.33		2.69		90

10.79	10.28	53,944	0.58		2.42		0.99		2.01		52
10.78	9.36	28,265	1.33		1.61		1.74		1.20		52
10.80	9.48	25,835	1.33		1.64		1.74		1.23		52
10.78	10.60	47,030	0.18		2.75		0.59		2.34		52

10.00	16.13	33,379	0.60		2.52		1.03		2.09		41
10.00	15.26	23,620	1.35		1.72		1.78		1.29		41
10.01	15.28	17,540	1.35		1.76		1.78		1.33		41
10.00	16.57	30,676	0.20		2.84		0.63		2.41		41

8.83	(3.76)	24,057	0.60		2.72		1.10		2.22		40
8.83	(4.48)	21,543	1.35		1.98		1.85		1.48		40
8.84	(4.50)	13,129	1.35		1.97		1.85		1.47		40
8.83	(3.35)	28,778	0.20		3.19		0.70		2.69		40

9.43	(2.62)	31,539	0.59		3.09		1.05		2.63		51
9.43	(3.37)	23,643	1.34		2.34		1.80		1.88		51
9.44	(3.38)	16,354	1.34		2.34		1.80		1.88		51
9.43	(2.21)	9,278	0.19		3.74		0.65		3.28		51

207

FINANCIAL HIGHLIGHTS
Goldman Sachs Growth and Income Strategy Portfolio
Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) from			Distributions to
		Investment Operations			Shareholders

	Net Asset
	Value at	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year - Share Class	of Period	Income(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Six Months Ended June 30, (Unaudited)
2006 - A	$12.18	$0.08	$0.45	$0.53	$(0.12)	$—	$(0.12)
2006 - B	12.16	0.03	0.46	0.49	(0.08)	—	(0.08)
2006 - C	12.14	0.04	0.45	0.49	(0.08)	—	(0.08)
2006 - Institutional	12.21	0.11	0.45	0.56	(0.15)	—	(0.15)

For the Years Ended December 31,
2005 - A	11.46	0.33	0.69	1.02	(0.24)	(0.06)	(0.30)
2005 - B	11.45	0.19	0.73	0.92	(0.15)	(0.06)	(0.21)
2005 - C	11.43	0.21	0.72	0.93	(0.16)	(0.06)	(0.22)
2005 - Institutional	11.49	0.42	0.64	1.06	(0.28)	(0.06)	(0.34)

2004 - A	10.17	0.22	1.28	1.50	(0.21)	—	(0.21)
2004 - B	10.15	0.13	1.30	1.43	(0.13)	—	(0.13)
2004 - C	10.14	0.13	1.29	1.42	(0.13)	—	(0.13)
2004 - Institutional	10.19	0.26	1.29	1.55	(0.25)	—	(0.25)

2003 - A	8.39	0.21	1.83	2.04	(0.26)	—	(0.26)
2003 - B	8.38	0.14	1.82	1.96	(0.19)	—	(0.19)
2003 - C	8.37	0.14	1.82	1.96	(0.19)	—	(0.19)
2003 - Institutional	8.40	0.27	1.81	2.08	(0.29)	—	(0.29)

2002 - A	9.38	0.19	(0.98)	(0.79)	(0.20)	—	(0.20)
2002 - B	9.36	0.12	(0.96)	(0.84)	(0.14)	—	(0.14)
2002 - C	9.36	0.12	(0.97)	(0.85)	(0.14)	—	(0.14)
2002 - Institutional	9.39	0.21	(0.96)	(0.75)	(0.24)	—	(0.24)

2001 - A	10.64	0.21	(0.98)	(0.77)	(0.22)	(0.27)	(0.49)
2001 - B	10.62	0.14	(0.99)	(0.85)	(0.14)	(0.27)	(0.41)
2001 - C	10.61	0.14	(0.98)	(0.84)	(0.14)	(0.27)	(0.41)
2001 - Institutional	10.66	0.25	(0.99)	(0.74)	(0.26)	(0.27)	(0.53)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.

208

							Ratios Assuming No
							Expense Reductions

			Ratio of		Ratio of				Ratio of
		Net Assets	Net		Net Investment		Ratio of Total		Net Investment
Net Asset		at End of	Expenses		Income to		Expenses to		Income to		Portfolio
Value, End	Total	Period	to Average		Average		Average		Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets(c)		Net Assets		Net Assets(c)		Net Assets		Rate

$12.59	4.37%	$810,308	0.59	%(d)	1.36	%(d)	0.63	%(d)	1.32	%(d)	22%
12.57	3.98	101,879	1.34	(d)	0.54	(d)	1.38	(d)	0.50	(d)	22
12.55	4.04	243,803	1.34	(d)	0.60	(d)	1.38	(d)	0.56	(d)	22
12.62	4.55	174,427	0.19	(d)	1.68	(d)	0.23	(d)	1.64	(d)	22

12.18	8.99	496,785	0.59		2.73		0.71		2.61		53
12.16	8.09	93,433	1.34		1.61		1.46		1.49		53
12.14	8.15	149,581	1.34		1.78		1.46		1.66		53
12.21	9.37	175,272	0.19		3.37		0.28		3.28		53

11.46	14.85	203,730	0.57		2.05		0.88		1.74		53
11.45	14.11	79,369	1.32		1.19		1.63		0.88		53
11.43	14.05	84,937	1.32		1.25		1.63		0.94		53
11.49	15.35	19,448	0.17		2.41		0.48		2.10		53

10.17	24.55	134,430	0.60		2.33		0.89		2.04		38
10.15	23.53	73,619	1.35		1.54		1.64		1.25		38
10.14	23.60	65,853	1.35		1.58		1.64		1.29		38
10.19	25.12	10,938	0.20		3.01		0.49		2.72		38

8.39	(8.44)	105,812	0.60		2.15		0.90		1.85		31
8.38	(9.07)	65,864	1.35		1.35		1.65		1.05		31
8.37	(9.16)	50,722	1.35		1.40		1.65		1.10		31
8.40	(8.08)	5,476	0.20		2.36		0.50		2.06		31

9.38	(7.27)	123,586	0.59		2.11		0.85		1.85		42
9.36	(8.01)	89,089	1.34		1.36		1.60		1.10		42
9.36	(7.92)	60,569	1.34		1.36		1.60		1.10		42
9.39	(6.95)	18,107	0.19		2.52		0.45		2.26		42

209

Financial Highlights
Goldman Sachs Growth Strategy Portfolio
Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) from			Distributions
		Investment Operations			to Shareholders

	Net Asset
	Value at	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year - Share Class	of Period	Income(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Six Months Ended June 30, (Unaudited)
2006 - A	$13.00	$0.05	$0.67	$0.72	$—	$—	$—
2006 - B	13.02	—	0.67	0.67	—	—	—
2006 - C	12.94	—	0.67	0.67	—	—	—
2006 - Institutional	13.02	0.07	0.68	0.75	—	—	—

For the Years Ended December 31,
2005 - A	11.88	0.20	1.06	1.26	(0.14)	—	(0.14)
2005 - B	11.90	0.07	1.09	1.16	(0.04)	—	(0.04)
2005 - C	11.86	0.09	1.06	1.15	(0.07)	—	(0.07)
2005 - Institutional	11.88	0.23	1.08	1.31	(0.17)	—	(0.17)

2004 - A	10.22	0.12	1.67	1.79	(0.13)	—	(0.13)
2004 - B	10.23	0.04	1.67	1.71	(0.04)	—	(0.04)
2004 - C	10.21	0.04	1.67	1.71	(0.06)	—	(0.06)
2004 - Institutional	10.21	0.19	1.65	1.84	(0.17)	—	(0.17)

2003 - A	7.91	0.11	2.34	2.45	(0.14)	—	(0.14)
2003 - B	7.93	0.05	2.32	2.37	(0.07)	—	(0.07)
2003 - C	7.92	0.05	2.31	2.36	(0.07)	—	(0.07)
2003 - Institutional	7.91	0.17	2.30	2.47	(0.17)	—	(0.17)

2002 - A	9.30	0.11	(1.38)	(1.27)	(0.12)	—	(0.12)
2002 - B	9.29	0.04	(1.35)	(1.31)	(0.05)	—	(0.05)
2002 - C	9.30	0.04	(1.37)	(1.33)	(0.05)	—	(0.05)
2002 - Institutional	9.30	0.13	(1.36)	(1.23)	(0.16)	—	(0.16)

2001 - A	10.88	0.11	(1.32)	(1.21)	(0.13)	(0.24)	(0.37)
2001 - B	10.86	0.03	(1.31)	(1.28)	(0.05)	(0.24)	(0.29)
2001 - C	10.87	0.03	(1.31)	(1.28)	(0.05)	(0.24)	(0.29)
2001 - Institutional	10.87	0.16	(1.32)	(1.16)	(0.17)	(0.24)	(0.41)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.

210

							Ratios Assuming No
							Expense Reductions

					Ratio of				Ratio of
		Net Assets	Ratio of		Net Investment		Ratio of		Net Investment
Net Asset		at End of	Net Expenses		Income to		Total Expenses		Income to		Portfolio
Value, End	Total	Period	to Average		Average		to Average		Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets(c)		Net Assets		Net Assets(c)		Net Assets		Rate

$13.72	5.54%	$593,033	0.59	%(d)	0.76	%(d)	0.63	%(d)	0.72	%(d)	17%
13.69	5.15	106,506	1.34	(d)	(0.07	)(d)	1.38	(d)	(0.10	)(d)	17
13.61	5.18	319,370	1.34	(d)	—	(d)	1.38	(d)	(0.03	)(d)	17
13.77	5.76	97,809	0.19	(d)	1.09	(d)	0.23	(d)	1.06	(d)	17

13.00	10.60	299,961	0.59		1.58		0.72		1.45		48
13.02	9.76	88,741	1.34		0.61		1.48		0.47		48
12.94	9.67	173,355	1.34		0.77		1.47		0.64		48
13.02	11.05	75,132	0.19		1.81		0.31		1.69		48

11.88	17.54	129,419	0.58		1.16		0.89		0.85		44
11.90	16.72	71,753	1.33		0.33		1.64		0.02		44
11.86	16.77	86,277	1.33		0.42		1.64		0.11		44
11.88	18.05	27,967	0.18		1.77		0.49		1.46		44

10.22	30.96	89,342	0.60		1.29		0.92		0.97		46
10.23	29.87	67,025	1.35		0.53		1.67		0.21		46
10.21	29.88	55,151	1.35		0.57		1.67		0.25		46
10.21	31.30	8,747	0.20		1.92		0.52		1.60		46

7.91	(13.64)	72,060	0.60		1.25		0.93		0.92		23
7.93	(14.13)	56,279	1.35		0.47		1.68		0.14		23
7.92	(14.26)	40,571	1.35		0.49		1.68		0.16		23
7.91	(13.25)	3,525	0.20		1.52		0.53		1.19		23

9.30	(11.03)	93,313	0.59		1.09		0.88		0.80		40
9.29	(11.72)	81,563	1.34		0.34		1.63		0.05		40
9.30	(11.69)	53,001	1.34		0.34		1.63		0.05		40
9.30	(10.55)	7,324	0.19		1.65		0.48		1.36		40
211

     The financial highlights tables for the AXA Enterprise Funds are incorporated by reference from the Annual Report of the AXA Enterprise Funds for the fiscal year ended October 31, 2006.
Materials Incorporated By Reference
      Information about the AXA Enterprise Funds is included in the Prospectuses (as supplemented) for Enterprise Multimanager Trust dated March 1, 2006, as supplemented, and the Annual Report for Enterprise Multimanager Trust for the fiscal year ended October 31, 2006, which are incorporated herein by reference.
      Information about the GST Funds is included in the Prospectuses (as supplemented) dated: (1) December 29, 2006 for the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund and Goldman Sachs Structured International Equity Fund; (2) April 28, 2006 for the Goldman Sachs Tollkeeper Fund, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio and Goldman Sachs Growth Strategy Portfolio, and (3) October 16, 2006 (Class A and Institutional Shares) and December 15, 2006 (Class B Shares) for the Goldman Sachs Core Plus Fixed Income Fund copies of which accompany this Proxy/ Prospectus and are incorporated herein by reference.
VOTING INFORMATION
General Information
      The Enterprise Multimanager Trust Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Enterprise Multimanager Trust and GST may also solicit proxies by telephone or otherwise. In this connection, Enterprise Multimanager Trust may retain                     to assist in the solicitation of proxies. Any expenses incurred as a result of hiring                     will not be borne by Enterprise Multimanager Trust or an AXA Enterprise Fund but by AXA Equitable or GSAM (or any affiliate thereof). It is estimated that the cost associated with using                     as a proxy solicitor will be approximately $          . Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Enterprise Multimanager Trust a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

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      Only shareholders of record at the close of business on February 12, 2007 will be entitled to vote at the Special Meeting. On that date, the following AXA Enterprise Fund shares were outstanding and entitled to be voted:

Shares Outstanding and
AXA Enterprise Fund	Entitled to Vote

AXA Enterprise Multimanager Core Equity Fund
AXA Enterprise Multimanager Growth Fund
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Value Fund
AXA Enterprise Multimanager Value Fund
AXA Enterprise Multimanager International Equity Fund
AXA Enterprise Multimanager Technology Fund
AXA Enterprise Multimanager Core Bond Fund
AXA Enterprise Aggressive Allocation Fund
AXA Enterprise Conservative Allocation Fund
AXA Enterprise Moderate Allocation Fund
AXA Enterprise Moderate-Plus Allocation Fund
      Each whole and fractional share of an AXA Enterprise Fund is entitled to a whole or fractional vote, as the case may be.
      The votes of the shareholders of the GST Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.
      If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.
Shareholder and Board Approvals
      The Reorganization Agreement is being submitted for approval by the AXA Enterprise Funds’ shareholders at the Special Meeting, and was unanimously approved by the Enterprise Multimanager Trust Trustees at a meeting held on December 28, 2006. Enterprise Multimanager Trust shareholders will vote on the Reorganization Agreement on a fund by fund basis. One-third of the shares of each AXA Enterprise Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of each Reorganization requires the approval of the holders of a majority of the shares of the relevant AXA Enterprise Fund entitled to vote at the Special Meeting. A vote for the Reorganization Agreement includes a vote for the Reorganization of the AXA Enterprise Funds; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the AXA Enterprise Funds. The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the AXA Enterprise Funds, the failure of an AXA Enterprise Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other AXA Enterprise Fund. Accordingly, it is possible that if a shareholder owns shares in two or more AXA Enterprise Funds and one of the AXA Enterprise Funds does not approve the Reorganization, then the shareholder of the particular AXA Enterprise Fund which did not approve the Reorganization would remain a shareholder of that AXA Enterprise Fund. However, with respect to the AXA Enterprise Funds that approve the Reorganization, the shareholder of those particular AXA Enterprise Funds at the Effective Time of the Reorganization would become a shareholder of the Corresponding GST Funds.
Quorum and Adjournment
      In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with

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respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.
      Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting or other reasonable notice to persons present at the Special Meeting and the adjourned meeting is held within a reasonable time after the date set for the original meeting as determined by the Enterprise Multimanager Trust’s officers. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote. A shareholder vote may be taken with respect to one or more AXA Enterprise Funds (but not the other AXA Enterprise Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such AXA Enterprise Funds.
      A quorum is constituted with respect to an AXA Enterprise Fund by the presence in person or by proxy of the holders of 33 1/3% of the shares of such AXA Enterprise Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.
Principal Shareholders
      As of February 12, 2007, the officers and Trustees of Enterprise Multimanager Trust as a group owned or controlled less than 1% of each AXA Enterprise Fund’s outstanding shares. As of February 12, 2007, the officers and Trustees of GST as a group owned or controlled less than 1% of each GST Fund’s outstanding shares. The following table sets forth the name, address and share ownership of each person known to Enterprise Multimanager Trust to have ownership with respect to 5% or more of a class of an AXA Enterprise Fund as of February 12, 2007. The type of ownership of each entry listed on the table is record ownership. The percentage of the Corresponding GST Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

		Class; Amount of	Percentage of	Percentage of Fund
Enterprise Multimanager Trust Fund	Name and Address	Shares Owned	Class Owned	Owned

Fund
Fund
Fund
Fund
Fund
Fund
Fund
      The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of a GST Fund as of February 12, 2007. The type of ownership

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of each entry listed on the table is record ownership. The percentage of the GST Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

		Class; Amount of	Percentage of	Percentage of Fund
GST Fund	Name and Address	Shares Owned	Class Owned	Owned

Fund
Fund
Fund
Fund
Fund
Fund
      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.
      Enterprise Multimanager Trust and GST have been advised by AXA Equitable that the Shares of each AXA Enterprise Fund over which AXA Equitable and its affiliates have voting power will be voted by AXA Equitable either for or against approval of the Reorganization Agreement with respect to an AXA Enterprise Fund, or as an abstention, in the same proportion as the Shares held by other shareholders represented in person or by proxy at the Meeting are voted. In certain cases, AXA Equitable and its affiliates may have the power to vote, as record holder of AXA Enterprise Fund shares, 50% or more of the outstanding shares of an AXA Enterprise Fund.
OTHER INFORMATION
Shareholder Proposals
      As a general matter, Enterprise Multimanager Trust does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Secretary of Enterprise Multimanager Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.
Other Business
      AXA Equitable and Enterprise Multimanager Trust know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/ Prospectus.
Available Information
      Enterprise Multimanager Trust and GST are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and, in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Enterprise Multimanager Trust and GST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, The 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/ Prospectus concerning Enterprise

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Multimanager Trust was provided by Enterprise Multimanager Trust and information included in the Proxy/ Prospectus concerning GST was provided by GST.
Legal Proceedings
      On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, the Trustees and Officers of GST, and John Doe Defendants. In addition, certain other investment portfolios of GST were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed a consolidated amended complaint against Goldman Sachs, GSAM, Goldman Sachs Asset Management International (“GSAMI”), the Trustees and Officers of GST and Goldman Sachs Variable Insurance Trust (“GSVIT”) and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of GST and GSVIT (collectively, the “Goldman Sachs Funds”) were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended complaint on April 15, 2005.
      The second amended consolidated complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the 1940 Act and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the 1940 Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that GST’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreements and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision. By agreement, plaintiffs subsequently withdrew their appeal without prejudice but reserved their right to reactivate their appeal pending a decision by the circuit court of appeals in similar litigation.
      Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.
Experts
      The audited financial statements for the AXA Enterprise Funds, appearing in the Enterprise Multimanager Trust 2006 Annual Report, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference herein and into the Statement of Additional Information relating to this Proxy/ Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
      The audited financial statements and related reports of PricewaterhouseCoopers LLP (with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured International Equity Fund); and Ernst & Young LLP (with respect to the

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Goldman Sachs Tollkeeper Fund, Goldman Sachs Equity Growth Strategy Fund, Goldman Sachs Balanced Strategy Fund, Goldman Sachs Growth and Income Strategy Fund and Goldman Sachs Growth Strategy Fund), independent registered public accounting firms for the GST Funds, contained in: (1) the 2006 Annual Reports of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund and Goldman Sachs Structured International Equity Fund, and (2) the 2005 Annual Reports of the Goldman Sachs Tollkeeper Fund, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio Fund and Goldman Sachs Growth Strategy Portfolio are incorporated by reference into the Statement of Additional Information relating to this Proxy/ Prospectus. The financial statements in each GST Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firms as experts in accounting and auditing.
SHAREHOLDER INQUIRIES
      Shareholder inquiries may be addressed to Enterprise Multimanager Trust or to GST in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/ Prospectus.
*     *     *
      Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.
      Enterprise Multimanager Trust will furnish, without charge, copies of its 2006 Annual Report to any shareholder upon request by writing Enterprise Multimanager Trust at the following address: AXA Enterprise Multimanager Funds Trust, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, or by telephone at 1-800-432-4320.

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APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION
      This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of January      , 2007, by and between AXA Enterprise Multimanager Funds Trust, a Delaware statutory trust (the “Multimanager Trust”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio a “Multimanager Fund,” and collectively, “Multimanager Funds”), and the Goldman Sachs Trust, a Delaware statutory trust (“GST ” and, together with Multimanager Trust, the “Parties” and each a “Party”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio a “GST Fund” and collectively, the “GST Funds”). AXA Equitable Life Insurance Company, a New York stock life insurance company (“AXA”), joins this Agreement solely for purposes of paragraphs 1.3, 1.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11, 10.14 and 10.15 and Article VII; and Goldman Sachs Asset Management, L.P., a New York limited partnership (“GSAM”), joins this Agreement solely for purposes of paragraphs 4.2(i), 5.1, 5.11, 5.12, 9.2, 10.5, 10.11, 10.14 and 10.15 and Article VII. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.
RECITALS:
      Multimanager Trust issues a separately designated series of shares of beneficial interest representing the interests in each Multimanager Fund. Likewise, GST issues a separately designated series of shares of beneficial interest representing the interests in each GST Fund.
      The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) all of the Fund Assets of each Multimanager Fund will be transferred to the GST Fund set forth opposite its name on Exhibit A attached hereto (a “corresponding” GST Fund) in exchange for Institutional shares, Class A shares, Class B shares and Class C shares of the corresponding GST Fund and the assumption by that GST Fund of all of that Multimanager Fund’s Liabilities, and (2) Institutional shares, Class A shares, Class B shares, Class C, and Class A shares will be distributed to holders of Class Y shares, Class A shares, Class B shares, Class C shares, and Class P shares, respectively, of such Multimanager Fund in complete liquidation of such Multimanager Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
      The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).
      The Board of Trustees of Multimanager Trust (the “Multimanager Trust Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of Multimanager Trust, has determined with respect to each Multimanager Fund that: (1) participation in its Fund Transaction (as defined in paragraph 1.1) is in the best interests of such Multimanager Fund, and (2) the interests of existing shareholders of such Multimanager Fund will not be diluted as a result of its effecting its Fund Transaction.
      The Board of Trustees of GST (the “GST Board”), including a majority of Independent Trustees of GST, has determined with respect to each GST Fund that: (1) participation in its Fund Transaction is in the best interests of such GST Fund, and (2) the interests of existing shareholders of such GST Fund will not be diluted as a result of its effecting its Fund Transaction.
      NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and

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sufficiency of which are acknowledged, the Parties, and AXA and GSAM to the extent indicated above, intending to be legally bound hereby, agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTIONS
      1.1 The Reorganization and Fund Transactions. In accordance with Title 12 of the Delaware Code (the “Delaware Law”) and the Agreement and Declaration of Trust and by-laws, as they may be amended from time to time, of Multimanager Trust (“Multimanager Governing Documents”), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, Multimanager Trust shall assign, deliver and otherwise transfer all of the Fund Assets of each Multimanager Fund, subject to all of the Liabilities of such Multimanager Fund, to GST on behalf of the GST Fund set forth opposite such Multimanager Fund on Exhibit A attached hereto (each such Multimanager Fund and its corresponding GST Fund, a “Transaction Party” of the other), and GST shall assume all of the Liabilities of each Multimanager Fund on behalf of its GST Fund Transaction Party. In consideration of the foregoing, GST shall, on behalf of each GST Fund, at the Effective Time deliver to Multimanager Trust on behalf of each Multimanager Fund set forth opposite such GST Fund on Exhibit A, full and fractional (to the third decimal place) Institutional shares, Class A shares, Class B shares and Class C shares of such GST Fund. The number of shares of each such class of each such GST Fund shall be determined as set forth in paragraph 2.3 by dividing (a) the value of the Fund Assets attributable to the class of its Multimanager Fund Transaction Party set forth opposite its name on Exhibit A attached hereto, net of such Multimanager Fund’s Known Liabilities attributable to such class (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such class of such GST Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (Each such transaction between a Multimanager Fund and its GST Fund Transaction Party is hereinafter referred to as a “Fund Transaction”). At and after the Effective Time, all of the Fund Assets of each Multimanager Fund shall become and be included in the Fund Assets of its GST Fund Transaction Party and the Liabilities of each Multimanager Fund shall become and be the Liabilities of and shall attach to its GST Fund Transaction Party. At and after the Effective Time, the Liabilities of each Multimanager Fund may be enforced only against its GST Fund Transaction Party to the same extent as if such Liabilities had been incurred by such GST Fund Transaction Party subject to any defense and/or set off that Multimanager Trust or such Multimanager Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that GST or a GST Fund may from time to time be entitled to assert.
      1.2 Multimanager Fund Assets.
           (a) At least fifteen Business Days prior to the Valuation Time, Multimanager Trust will provide GST with a schedule of the securities and other assets and Known Liabilities of each Multimanager Fund. Prior to the execution of this Agreement, GST has provided Multimanager Trust with a copy of the current investment objective, investment policies, principal investment strategies, and restrictions applicable to each GST Fund (including restrictions applicable to GSAM arising as a result of the investment activities of Goldman, Sachs & Co. and its Affiliates for proprietary accounts and other clients) and GST will provide Multimanager Trust with a written notice of any changes thereto until the Valuation Time. Multimanager Trust reserves the right to sell any of the securities or other assets shown on the list for any Multimanager Fund prior to the Valuation Time but will not, without the prior approval of GST, acquire any additional securities other than securities which the Multimanager Fund’s Transaction Party may purchase in accordance with its stated investment objective and policies.
           (b) At least ten Business Days prior to the Valuation Time, GST will advise Multimanager Trust of any investments of a Multimanager Fund shown on the Multimanager Fund’s schedule provided pursuant to paragraph (a) which the Multimanager Fund Transaction Party would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to GST in connection with facilitating the orderly transition of the Multimanager Fund’s Fund Assets. Under such

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circumstances, to the extent practicable, Multimanager Trust will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment sub-adviser responsible for the portfolio management of the Multimanager Fund, dispose of such investments prior to the Valuation Time. In addition, if it is determined that the portfolios of two Transaction Parties, when aggregated, would contain investments exceeding certain percentage limitations to which a GST Fund is or will be subject with respect to such investments, Multimanager Trust will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of AXA or the investment sub-adviser responsible for the portfolio management of the Multimanager Fund, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time. Notwithstanding the foregoing, nothing herein will require a Multimanager Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Multimanager Funds’ Board or Multimanager Trust’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of a Multimanager Fund.
      1.3 Assumption of Liabilities. Multimanager Trust will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the Known Liabilities of each Multimanager Fund prior to or at the Effective Time. GST, on behalf of each GST Fund, will assume all of the Liabilities of the Multimanager Fund Transaction Party of such GST Fund. If prior to the Effective Time either Party identifies a Liability that the Parties mutually agree should not be assumed by GST, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Parties at the Closing (the “Excluded Liabilities”). Certain Liabilities that would otherwise be listed as Excluded Liabilities may be assumed by GST on the condition that GST and the GST Funds be indemnified in writing to their reasonable satisfaction by AXA against any and all losses, claims, damages or liability that GST and the GST Funds may become subject to as a result of assuming such Liability. GST shall not assume any Liability for any obligation of Multimanager Trust to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to Multimanager Trust or any Multimanager Fund.
      1.4 Distribution of GST Shares. Immediately upon receipt, Multimanager Trust, on behalf of each Multimanager Fund, will distribute the Institutional shares, Class A shares, Class B shares, Class C shares and Class A shares of such Multimanager Fund’s Transaction Party received by Multimanager Trust from GST pursuant to paragraph 1.1 (the “GST Shares”), pro rata to the record holders of the Class Y shares, Class A shares, Class B shares, Class C shares and Class P shares, respectively, of such Multimanager Fund determined as of the Valuation Time in complete liquidation of such Multimanager Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Multimanager Trust, to transfer the GST Shares then credited to each Multimanager Fund’s account on the Books and Records of GST and to open accounts on the Books and Records of GST established and maintained by GST’s transfer agent in the names of record holders of each class of shares of such Multimanager Fund and representing the respective pro rata number of each class of such GST Shares due to such record holder. All issued and outstanding Multimanager Trust shares will be cancelled promptly by Multimanager Trust on Multimanager Trust’s Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GST Shares issued to such Multimanager Fund in accordance with paragraph 1.1 above. In addition, each record holder of a Multimanager Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such Multimanager Fund at or before the Valuation Time.
      1.5 Liquidation of Multimanager Funds. As soon as conveniently practicable after the distribution of GST Shares pursuant to paragraph 1.4 has been made, Multimanager Trust shall take, in accordance with Delaware Law, the 1940 Act and the Multimanager Governing Documents, all steps as may be necessary or appropriate to effect a complete liquidation and termination of each Multimanager Fund that consummates a Fund Transaction.
      1.6 Transfer Taxes. Any transfer taxes payable on issuance of GST Shares in a name other than that of the record holder of Multimanager Trust shares on Multimanager Trust’s Books and Records shall be paid by the Person to whom such GST Shares are issued and transferred, as a condition of that transfer.

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ARTICLE II
VALUATION
      2.1 Net Asset Value of the Multimanager Funds. The net asset value of a share of each class of each Multimanager Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of its GST Fund Transaction Party as supplemented from time to time.
      2.2 Net Asset Value of the GST Funds. The net asset value of a share of each class of each GST Fund shall be the net asset value computed as of the Valuation Time after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures set forth in the GST Fund’s then-current prospectus and statement of additional information.
      2.3 Calculation of Number of GST Shares. (a) The number of GST Fund Institutional shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Multimanager Fund participating therein attributable to Class Y shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Institutional share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (b) The number of GST Fund Class A shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Multimanager Fund participating therein attributable to (i) Class A shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class A share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2 and (ii) Class P shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class A share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (c) The number of GST Fund Class B shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Multimanager Fund participating therein attributable to Class B shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class B share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (d) The number of GST Fund Class C shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Multimanager Fund participating therein attributable to Class C shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class C share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
      2.4 Joint Direction of Calculation. All computations of net asset value and the value of securities transferred under this Article II shall be made by State Street Bank and Trust Company (“State Street”) and JP Morgan Chase Bank, N.A. (“JP Morgan”) under the joint direction of the following entities, in accordance with their regular practice and the requirements of the 1940 Act: (a) AXA, the investment adviser to the Multimanager Funds; and (b) GSAM, the investment adviser to the GST Funds. Multimanager Trust and GST agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Multimanager Fund and those determined in accordance with the pricing policies and procedures of its GST Fund Transaction Party.
      2.5 Valuation Time. The valuation time shall be the close of regular trading on the New York Stock Exchange (“NYSE”) on the Business Day preceding the Effective Time, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the Parties (the “Valuation Time”).

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ARTICLE III
EFFECTIVE TIME AND CLOSING
      3.1 Effective Time and Closing. Subject to the terms and conditions set forth herein, each Fund Transaction shall occur immediately prior to the opening of business on April 30, 2007, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, Multimanager Trust shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Fund Transactions will take place at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time (the “Closing”).
      3.2 Transfer and Delivery of Fund Assets. Multimanager Trust shall direct JP Morgan, as custodian for Multimanager Trust, to deliver to GST at the Closing a certificate of an authorized officer certifying that: (a) JP Morgan delivered the Fund Assets of each Multimanager Fund to the corresponding GST Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At least three Business Days prior to the Effective Time, JP Morgan shall present for examination those Fund Assets represented by certificate or other written instrument to those Persons who have primary responsibility for the safekeeping of the assets of the GST Funds at State Street, as custodian of GST on behalf of the GST Funds with the principal place of business at 225 Franklin Street, Boston, Massachusetts 02110. At the Effective Time, Multimanager Trust shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate GST Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customs of brokers. JP Morgan shall deliver other Fund Assets to those Persons who have primary responsibility for the safekeeping of the GST Funds at State Street as of the Effective Time by book entry, in accordance with the customary practices of JP Morgan and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such Fund Assets are held. Any cash to be transferred by a Multimanager Fund to a GST Fund shall be delivered by wire transfer of federal funds at the Effective Time pursuant to instructions provided by GST.
      3.3 GST Share Records. GST shall deliver to the Secretary of Multimanager Trust at the Closing a confirmation evidencing that: (a) the appropriate number of each class and series of GST Shares have been credited to the account of each Multimanager Fund on the Books and Records of the Multimanager Fund’s Transaction Party pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of each class and series of GST Shares have been credited to the accounts of record holders of Multimanager Trust shares on the Books and Records of GST pursuant to paragraph 1.4.
      3.4 Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of a GST Fund or a Multimanager Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of Multimanager Trust or GST, accurate appraisal of the value of the net assets of a GST Fund or Multimanager Fund is impracticable, the Valuation Time for the Fund Transaction involving that GST Fund or Multimanager Fund shall be postponed until the first Business Day that is a Friday (or a Thursday if that Friday is not a Business Day) after the day when trading shall have been fully resumed and reporting shall have been restored, and the Effective Time shall be postponed until the first Business Day after such Valuation Time, or such later dates as may be mutually agreed in writing by an authorized officer of each Party.

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ARTICLE IV
REPRESENTATIONS AND WARRANTIES
      4.1 Representations and Warranties of Multimanager Trust. Multimanager Trust, severally on behalf of each of the Multimanager Funds, hereby represents and warrants to GST, on behalf of the GST Funds, as follows, which representations and warranties shall be true and correct on the date hereof:
           (a) Multimanager Trust is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any Multimanager Fund. Multimanager Trust has full power under the Multimanager Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each Multimanager Fund. Multimanager Trust has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on Multimanager Trust.
           (b) The execution, delivery and performance of this Agreement by Multimanager Trust on behalf of each Multimanager Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Multimanager Trust Board, and the Multimanager Trust Board has approved the Fund Transactions and has resolved to recommend each Fund Transaction to the shareholders of the applicable Multimanager Fund and to call a special meeting of shareholders of each Multimanager Fund for the purpose of approving this Agreement and the Fund Transaction contemplated thereby for that Fund. Other than the approval by the requisite vote of the shareholders of the outstanding shares of each Multimanager Fund in accordance with the provisions of the Multimanager Governing Documents, applicable Delaware Law and the 1940 Act, no other action on the part of Multimanager Trust or its shareholders, or the shareholders of each Multimanager Fund, is necessary to authorize the execution, delivery and performance of this Agreement by Multimanager Trust on behalf of each Multimanager Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by Multimanager Trust on behalf of each Multimanager Fund, and assuming due authorization, execution and delivery hereof by GST, is a legal, valid and binding obligation of Multimanager Trust, as it relates to each Multimanager Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of Multimanager Trust consists of an unlimited number of shares of beneficial interest with a par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the Multimanager Funds. The issued and outstanding Multimanager Trust shares of each class and series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from Multimanager Trust any shares of any series or equity interests of any Multimanager Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is Multimanager Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. Multimanager Trust has no share certificates outstanding.
           (d) Multimanager Trust has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by each Multimanager Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by Multimanager Trust for itself and on behalf of each Multimanager Fund does not, and the consummation of the transactions contemplated herein

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will not: (i) violate or conflict with the terms, conditions or provisions of the Multimanager Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a Multimanager Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Multimanager Trust is a party or by which it or a Multimanager Fund is bound, (iii) result in a breach or violation by Multimanager Trust or any Multimanager Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.
           (f) (i) Prior to the execution of this Agreement, Multimanager Trust has delivered to GST true and complete copies of the audited statements of assets and liabilities of each of the Multimanager Funds as of October 31, 2005 or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited schedules of assets and liabilities of each of the Multimanager Funds dated as of April 30, 2006 and the related unaudited schedules of investments, statements of income and changes in net assets and financial highlights for the period then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each Multimanager Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of Multimanager Trust’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each Multimanager Fund’s audited financial statements as of October 31, 2005 or unaudited financial statements as of April 30, 2006, as the case may be, or in the notes thereto, or as previously disclosed in writing to GST, there are no liabilities against, relating to or affecting a Multimanager Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on Multimanager Trust or its properties or assets or on any Multimanager Fund or such Multimanager Fund’s properties or assets. In particular, since October 31, 2005 to the best of Multimanager Trust’s Knowledge and except as disclosed in writing to GST or in any of the Multimanager Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any Multimanager Fund that would have a Material Adverse Effect on Multimanager Trust or its properties or assets or on any Multimanager Fund or such Multimanager Fund’s properties or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to GST in writing or as disclosed in any of the Multimanager Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of Multimanager Trust’s Knowledge, there have been no material miscalculations of the net asset value of any Multimanager Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such Multimanager Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of Multimanager Trust as made available to GST prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of Multimanager Trust and of each Multimanager Fund, the Multimanager Trust Board and committees of the Multimanager Trust Board. The stock transfer ledgers and other similar records of Multimanager Trust and of each Multimanager Fund as made available to GST prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of Multimanager Trust.

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           (h) Multimanager Trust and each Multimanager Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to GST and GSAM, there is no Action or Proceeding pending against Multimanager Trust, a Multimanager Fund or AXA (with respect to Multimanager Trust or a Multimanager Fund) or, to the best of Multimanager Trust’s or AXA’s Knowledge, threatened against, relating to or affecting, Multimanager Trust, a Multimanager Fund or AXA (with respect to Multimanager Trust or a Multimanager Fund).
           (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of Multimanager Trust or a Multimanager Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) Multimanager Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each Multimanager Fund is a separate series of Multimanager Trust duly designated in accordance with the applicable provisions of the Multimanager Governing Documents and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Multimanager Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the respective Fund’s Books and Records for the payment thereof and, to the best of Multimanager Trust’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To Multimanager Trust’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of Multimanager Trust (or with respect to any properties or assets of any Multimanager Fund). As of the date hereof, Multimanager Trust has adequately provided for all tax liabilities on its Books and Records.
           (m) For each taxable year of its operation (including the taxable year ending at the Effective Time each Multimanager Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code. Each Multimanager Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code.
           (n) All issued and outstanding shares of each Multimanager Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to GST in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. Multimanager Trust, and each of the Multimanager Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The current prospectuses and statement of additional information of Multimanager Trust, including amendments and supplements thereto, and each prospectus and statement of additional information of Multimanager Trust used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each Multimanager Fund currently complies in all material

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respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Multimanager Trust with respect to such Multimanager Fund.
           (p) The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/ Prospectus”) to be included in GST’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to Multimanager Trust and the Multimanager Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that Multimanager Trust makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GST or the GST Funds and furnished by GST to Multimanager Trust specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (q) Except as previously disclosed in writing to GST, at the Effective Time, Multimanager Trust and each Multimanager Fund will have good and marketable title to its Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities).
           (r) Multimanager Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
           (s) Except as disclosed in writing to GST, to the best of Multimanager Trust’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on Multimanager Trust or a Multimanager Fund.
      4.2 Representations and Warranties of GST. GST, severally on behalf of each of the GST Funds, hereby represents and warrants to Multimanager Trust, on behalf of the Multimanager Funds, as follows, which representations and warranties shall be true and correct on the date hereof:
           (a) GST is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any GST Fund. GST has full power under its Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and amended and restated by-laws (“GST Governing Documents”) to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each GST Fund. GST has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on GST.
           (b) The execution, delivery and performance of this Agreement by GST on behalf of each GST Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GST Board and the GST Board has approved the Fund Transactions. No other action on the part of GST or its shareholders, or the shareholders of each GST Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GST on behalf of each GST Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GST

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on behalf of each GST Fund, and assuming due authorization, execution and delivery hereof by Multimanager Trust, is a legal, valid and binding obligation of GST, as it relates to each GST Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of GST consists of an unlimited number of shares of beneficial interest with a par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the GST Funds. The issued and outstanding GST shares of each class and series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from GST any shares of any series or equity interests of any GST Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GST committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. GST has no share certificates outstanding.
           (d) GST has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by each Multimanager Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by GST for itself and on behalf of each GST Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the GST Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a GST Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which GST is a party or by which it or a GST Fund is bound, (iii) result in a breach or violation by GST or any GST Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.
           (f) (i) Prior to the execution of this Agreement, GST has delivered to Multimanager Trust true and complete copies of the audited statements of assets and liabilities of each of the Goldman Sachs Structured U.S. Equity, Structured Large Cap Growth, Growth Opportunities, Mid Cap Value, Structured Large Cap Value, and Structured International Equity Funds dated as of August 31, 2005 or a later date if available prior to the date hereof; and Goldman Sachs Tollkeeper Fund, Equity Growth Strategy Portfolio, Balanced Strategy Portfolio, Growth and Income Strategy Portfolio, and Growth Strategy Portfolio dated as of December 31, 2005, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited schedules of assets and liabilities of each of the Goldman Sachs Structured U.S. Equity, Structured Large Cap Growth, Growth Opportunities, Mid Cap Value, Structured Large Cap Value and Structured International Equity Funds, dated as of February 28, 2006 and Goldman Sachs Tollkeeper Fund, Equity Growth Strategy Portfolio, Balanced Strategy Portfolio, Growth and Income Strategy Portfolio, and Growth Strategy Portfolio, dated as of June 30, 2006, and the related unaudited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each GST Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of GST’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each GST Fund’s audited financial statements as of August 31, 2005 and December 31, 2005, or unaudited financial statements as of February 28, 2006 or June 30, 2006, as the case may be, or in the notes thereto, or as previously disclosed in writing to Multimanager Trust, there are no liabilities against, relating to or affecting an GST Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a

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Material Adverse Effect on GST or its properties or assets or on any GST Fund or such GST Fund’s properties or assets. In particular, since the last fiscal year end of each GST Fund, to the best of GST’s Knowledge and except as disclosed in writing to Multimanager Trust or in any of the GST Fund’s prospectuses or statements of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any GST Fund that would have a Material Adverse Effect on GST or its properties or assets or on any GST Fund or such GST Fund’s properties or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to Multimanager Trust in writing or as disclosed in any of the GST Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there have been no material miscalculations of the net asset value of any GST Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such GST Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of GST as made available to Multimanager Trust prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GST and of each GST Fund, the GST Board and committees of the GST Board. The stock transfer ledgers and other similar records of GST and of each GST Fund as made available to Multimanager Trust prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GST.
           (h) GST and each GST Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to Multimanager Trust and AXA, there is no Action or Proceeding pending against GST, a GST Fund or GSAM (with respect to GST or a GST Fund) or, to the best of GST’s or GSAM’s Knowledge, threatened against, relating to or affecting, GST, a GST Fund or GSAM (with respect to GST or a GST Fund).
           (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GST or a GST Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) GST is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each GST Fund is a separate series of GST duly designated in accordance with the applicable provisions of the GST Governing Documents and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each GST Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the respective Fund’s Books and Records for the payment thereof and, to the best of GST’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To GST’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of GST (or with respect to any properties or assets of any GST Fund). As of the date hereof, GST has adequately provided for all tax liabilities on its Books and Records.
           (m) For each taxable year of its operation, each GST Fund has met the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each GST Fund

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currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code.
           (n) All issued and outstanding shares of each GST Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to Multimanager Trust in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. GST, and each of the GST Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The shares of each GST Fund to be issued and delivered to Multimanager Trust for the account of each Multimanager Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
           (p) The current prospectus and statement of additional information of each GST Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the GST Funds used at all times during the past three years prior to the date of this Agreement, conform, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each GST Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by GST with respect to such GST Fund.
           (q) The Proxy Statement/ Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GST and the GST Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that GST makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to Multimanager Trust or the Multimanager Funds and furnished by Multimanager Trust to GST specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (r) GST has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
           (s) Except as disclosed in writing to Multimanager Trust, to the best of GST’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on GST or a GST Fund.

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ARTICLE V
COVENANTS AND AGREEMENTS
      5.1 Conduct of Business. After the date of this Agreement and at or prior to the Effective Time, Multimanager Trust and GST will conduct the businesses of the Multimanager Funds and the GST Funds, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of Multimanager Trust or GST, as applicable. It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and other distributions; (b) shareholder purchases and redemptions; (c) the withdrawal of a portion or all of the seed capital and investments of AXA (prior to the Effective Time) in any Multimanager Fund or GSAM in any GST Fund; and (d) the continued good faith performance by the investment adviser, sub-advisers, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with Multimanager Trust or GST, as applicable, and applicable Law. In order to facilitate the transfer of Fund Assets at the Effective Time, GSAM may request in writing that AXA use its commercially reasonable best efforts, subject to its fiduciary duty and that of the investment sub-adviser to the applicable Multimanager Fund, to limit or cease portfolio trading on behalf of a Multimanager Fund for a period of up to three days prior to the Valuation Time. AXA agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Multimanager Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
      5.2 Shareholders’ Meeting. Multimanager Trust will call, convene and hold a meeting of shareholders of each Multimanager Fund as soon as practicable, in accordance with applicable Law and the Multimanager Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/ Prospectus, and for such other purposes as may be necessary or desirable. In the event that, for any Multimanager Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Multimanager Governing Documents and applicable Law, and as set forth in the Proxy Statement/ Prospectus in order to permit further solicitation of proxies.
      5.3 Proxy Statement/ Prospectus and Registration Statement. Multimanager Trust and GST each will cooperate with each other in the preparation of the Proxy Statement/ Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to GST and Multimanager Trust and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, Multimanager Trust will cause the Proxy Statement/ Prospectus to be delivered to shareholders of the Multimanager Funds entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Multimanager Governing Documents. Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of each Multimanager Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Party and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Prior to filing the Registration Statement or any amendment or supplement thereto, GST will afford Multimanager Trust and its Independent Trustees a reasonable opportunity to review and comment thereon, and will obtain Multimanager Trust’s consent to the filing thereof (such consent will not be unreasonably withheld).
      5.4 Information. Multimanager Trust and GST will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Effective Time, all such documents and other information concerning the Multimanager Funds and the GST Funds, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers

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available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent, if any, that such Party’s employees are familiar with such documents or information.
      5.5 Notice of Material Changes. Each Party will notify the other Party of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.
      5.6 Financial Statements. At the Closing, Multimanager Trust will deliver to GST an unaudited statement of assets and liabilities of each Multimanager Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time. These financial statements will present fairly the financial position and portfolio investments of each Multimanager Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of any Multimanager Fund not disclosed in said financial statements. These financial statements shall be certified by the treasurer of Multimanager Trust as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. At the Closing, GST will deliver to Multimanager Trust an unaudited statement of assets and liabilities of each GST Fund Transaction Party (including a schedule of portfolio investments) meeting the requirements of the preceding three sentences, except that they shall be certified by GST’s treasurer. Multimanager Trust also will deliver to GST at or before the Effective Time, the detailed tax-basis accounting records for each security or other investment to be transferred to GST hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the GST Funds.
      5.7 Other Necessary Action. Multimanager Trust and GST will each take all necessary action and use its reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.
      5.8 Dividends. Prior to the Valuation Time, each Multimanager Fund shall have declared and at or before the Valuation Time each shall have paid a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the respective Multimanager Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending at or before the Effective Time, and all of the Multimanager Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, after reduction for any capital loss carryforwards, recognized in all taxable periods or years ending at or before the Effective Time.
      5.9 Books and Records. Upon reasonable notice, each Party will make available to the other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.
      5.10 Issued Shares. The GST Shares to be issued and delivered to Multimanager Trust for the account of each Multimanager Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof. The shareholders of each Multimanager Fund shall not pay any front-end or deferred sales charge in connection with the Fund Transaction. The shareholders of each Multimanager Fund who receive GST Shares pursuant to this Agreement shall be credited by GST with, and shall carry over, the holding period of their respective Multimanager Fund shares for all purposes including the calculation of any contingent deferred sales charges and the conversion of these shares to another class of shares of GST. In addition, GST Shares received pursuant to this Agreement shall be included in determining any sales load reductions (e.g., under a rights of accumulation arrangement) on purchases of shares of a GST Fund after the Fund Transaction.
      5.11 Section 15(f). GST and GSAM shall from and after the Effective Time (i) use their reasonable best efforts so that for a period of three years after the Effective Time, at least 75% of the GST Board are not

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“interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of GSAM, or AXA. In addition, GST, GSAM and AXA from and after the Effective Time, shall refrain from imposing or seeking to impose for a period of two years after the Effective Time, any “unfair burden” on the GST Funds (within the meaning of the 1940 Act) as a result of the transactions contemplated by this Agreement or any terms, conditions or understandings applicable thereto.
      5.12 Expense Limitation Arrangements. GSAM shall cap the net annual fund operating expenses of the Goldman Sachs Equity Growth Strategy Portfolio (Class A, Class B and Class C Shares), Balanced Strategy Portfolio (Class A, Class B and Class C Shares), Growth and Income Strategy Portfolio (Class A, Class B and Class C Shares), and Growth Strategy Portfolio (Class A, Class B and Class C Shares) shares for one year from the Effective Time of the Fund Transaction involving each such GST Fund to the extent necessary to ensure that the net annual operating expense ratio of each such class of shares of each such GST Fund does not exceed the current net annual operating expense ratio for such class of shares as set forth in the annual fund operating expense table in the Proxy Statement/ Prospectus.
ARTICLE VI
CONDITIONS PRECEDENT
      6.1 Conditions Precedent to Obligations of Multimanager Trust. The obligation of Multimanager Trust to conclude the transactions provided for herein shall be subject, at its election, to the performance by GST of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by Multimanager Trust in writing:
           (a) All representations and warranties of GST, on behalf of itself and the GST Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that GST shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) GST shall have furnished to Multimanager Trust the opinion of Drinker Biddle & Reath LLP dated as of the Effective Time, substantially to the effect that:
                (i) GST is a statutory trust, validly existing and in good standing under Delaware Law, and has power under the GST Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;
                (ii) GST is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) the GST shares to be issued and delivered by GST pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law and that the holders of GST shares will be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation Law of the State of Delaware (except that no opinion need to be expressed as to such holders who are also Trustees of GST); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;
                (iv) except as disclosed in writing to Multimanager Trust, such counsel knows of no material legal proceedings pending or threatened against GST;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by GST and, assuming due authorization, execution and delivery by Multimanager Trust, constitutes a valid and legally binding obligation of GST, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;

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                (vi) the Registration Statement has become effective under the 1933 Act and, to the Knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;
                (vii) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the GST Governing Documents or any material agreement or instrument known to such counsel to which GST is a party or by which any properties belonging to GST may be bound;
                (ix) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by GST or a GST Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and
                (x) to the Knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.
      In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GST and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the GST Funds with certain officers of GST and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/ Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to GST and the GST Funds, the Proxy Statement/ Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to GST and the GST Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Multimanager Trust; and (iv) shall state that such opinion is solely for the benefit of Multimanager Trust and its trustees and officers.
           (c) GST shall have furnished to Multimanager Trust a certificate of GST, signed by the president and treasurer of GST, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of GST in this Agreement are true and correct in all material respects on and as of the Effective Time and GST has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time;
                (ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to GST’s Knowledge, threatened in writing; and
                (iii) since the date of the most recent financial statements of the GST Funds included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or

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properties of any of the GST Funds (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).
           (d) At the Valuation Time and Effective Time, except as previously disclosed to Multimanager Trust in writing, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there shall have been no material miscalculations of the net asset value of any GST Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities chargeable to each share class of a GST Fund which are required to be reflected in the net asset value per share of a share class of a GST Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a GST Fund.
           (e) The Secretary of Multimanager Trust shall have received the confirmation from GST required under paragraph 3.3 of this Agreement.
           (f) GST shall have duly executed and delivered to Multimanager Trust, on behalf of each GST Fund, such assumptions of Liabilities and other instruments as Multimanager Trust may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of each Multimanager Fund by the respective Transaction Party of such Multimanager Fund, other than the Excluded Liabilities.
           (g) Multimanager Trust shall have completed to its satisfaction its due diligence review of GST and each GST Fund.
      6.2 Conditions Precedent to Obligations of GST. The obligation of GST to conclude the transactions provided for herein shall be subject, at its election, to the performance by Multimanager Trust of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by GST in writing:
           (a) All representations and warranties of Multimanager Trust, on behalf of itself and the Multimanager Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that Multimanager Trust shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) Multimanager Trust shall have furnished to GST the opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP dated as of the Effective Time, substantially to the effect that:
                (i) Multimanager Trust is a statutory trust, validly existing and in good standing under Delaware Law, and has power under the Multimanager Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;
                (ii) Multimanager Trust is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) all issued and outstanding Multimanager Trust shares of each series as of the Effective Time are duly authorized, validly issued, fully paid and non-assessable under Delaware Law and that the holders of Multimanager Trust shares will be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation Law of the State of Delaware (except that no opinion need to be expressed as to such holders who are also Trustees of Multimanager Trust); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;
                (iv) except as disclosed in writing to GST, such counsel knows of no material legal proceedings pending or threatened against Multimanager Trust;

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                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by Multimanager Trust and, assuming due authorization, execution and delivery by GST, constitutes a valid and legally binding obligation of Multimanager Trust, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the Multimanager Governing Documents or any material agreement or instrument known to such counsel to which Multimanager Trust is a party or by which any properties belonging to Multimanager Trust may be bound;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by Multimanager Trust or a Multimanager Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and
                (ix) to the Knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.
      In rendering such opinion, Kirkpatrick & Lockhart Preston Gates Ellis LLP may rely upon certificates of officers of Multimanager Trust and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Multimanager Funds with certain officers of Multimanager Trust and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/ Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to Multimanager Trust and the Multimanager Funds, the Proxy Statement/ Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to Multimanager Trust and the Multimanager Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to GST; and (iv) shall state that such opinion is solely for the benefit of GST and its trustees and officers.
           (c) Trust shall have furnished to GST the unaudited statements required by paragraph 5.6.
           (d) Multimanager Trust shall have furnished to GST a certificate of Multimanager Trust, signed by the president and treasurer of Multimanager Trust, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of Multimanager Trust in this Agreement are true and correct in all material respects on and as of the Effective Time and Multimanager Trust has complied with all the

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agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
                (ii) since the date of the most recent financial statements of the Multimanager Funds included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the Multimanager Funds (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).
           (e) Multimanager Trust shall have duly executed and delivered to GST, on behalf of each Multimanager Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to Multimanager Trust’s custodian and instructions to GST’s transfer agent as GST may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of such Multimanager Fund all of the right, title and interest of such Multimanager Fund in and to the respective Fund Assets of such Multimanager Fund. In each case, the Fund Assets of each Multimanager Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.
           (f) GST shall have received: (i) a certificate of an authorized signatory of JP Morgan, as custodian for Multimanager Trust, stating that the Fund Assets of each Multimanager Fund have been delivered to GST; (ii) a certificate of an authorized signatory from State Street, as custodian for GST, stating that the Fund Assets of each Multimanager Fund has been received; and (iii) a certificate of an authorized signatory of Multimanager Trust confirming that Multimanager Trust has delivered its records containing the names and addresses of the record holders of each series of Multimanager Trust shares and the number and percentage (to three decimal places) of ownership of each series of Multimanager Trust Shares owned by each such holder as of the close of business at the Valuation Time.
           (g) At the Valuation Time and Effective Time, except as previously disclosed to GST in writing, and except as have been corrected as required by applicable Law, and to the best of Multimanager Trust’s Knowledge, there shall have been no material miscalculations of the net asset value of any Multimanager Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all Liabilities chargeable to each share class of a Multimanager Fund which are required to be reflected in the net asset value per share of a share class of a Multimanager Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a Multimanager Fund.
           (h) GST shall have completed to its satisfaction its due diligence review of Multimanager Trust and each Multimanager Fund.
           (i) Multimanager Trust’s agreements with each of its service contractors shall have terminated at the Effective Time with respect to each Multimanager Fund, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.
      6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of each Fund Transaction is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:
           (a) This Agreement and the transactions contemplated herein, with respect to a particular Fund Transaction, shall have been approved by the requisite vote of the holders of the outstanding shares of the Multimanager Fund that is a party to such Fund Transaction in accordance with the provisions of the Multimanager Governing Documents, applicable Delaware Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither Multimanager Trust nor GST may waive the conditions set forth in this paragraph 6.3(a) with respect to a Fund Transaction.

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           (b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.
           (c) Multimanager Trust and GST shall have received an opinion or opinions from Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions and representations) that with respect to the Reorganization, for federal income tax purposes:
                (i) Each Fund Transaction will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each GST Fund and Multimanager Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
                (ii) each Multimanager Fund will recognize no gain or loss (A) upon the transfer of its Fund Assets to the corresponding GST Fund in exchange for GST Shares of such GST Fund and the assumption of all of the Liabilities of such Multimanager Fund, and (B) upon the distribution of those GST Shares to the shareholders of such Multimanager Fund;
                (iii) each GST Fund will recognize no gain or loss upon the receipt of the Fund Assets of the corresponding Multimanager Fund in exchange for GST Shares of such GST Fund and the assumption of all of the Liabilities of such Multimanager Fund;
                (iv) the tax basis in the hands of each GST Fund of each asset of the corresponding Multimanager Fund transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of such Multimanager Fund immediately before the transfer;
                (v) the holding period of each asset of each Multimanager Fund in the hands of the corresponding GST Fund will include the period during which that asset was held by such Multimanager Fund;
                (vi) the shareholders of each Multimanager Fund will recognize no gain or loss upon their receipt of GST Shares of the corresponding GST Fund;
                (vii) the aggregate tax basis of the GST Shares of the corresponding GST Fund received by each shareholder of a Multimanager Fund will equal the aggregate tax basis of the Multimanager Fund shares surrendered in exchange therefor;
                (viii) the holding period of GST Shares received by each Multimanager Fund shareholder will include the holding period of the Multimanager Fund shares surrendered in exchange therefor, provided that the Multimanager Fund shares are held by that shareholder as capital assets on the date of the exchange; and
                (ix) each GST Fund will succeed to and take into account the tax attributes of the corresponding Multimanager Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
The delivery of the foregoing opinion is conditioned upon receipt by Drinker Biddle & Reath LLP of representations that it shall request of the Parties substantially in the form of the draft representations Drinker Biddle & Reath LLP provided to them, and they agreed to, shortly before execution of this Agreement.
           (d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, and there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No Action or Proceeding against Multimanager Trust or GST or their respective officers or trustees shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
           (e) GSAM and AXA shall have executed and duly delivered to each other a certain asset purchase agreement by and among GSAM, AXA, AXA Financial, Inc., Enterprise Capital Management, Inc. and Enterprise Fund Distributors, Inc. (the “Asset Purchase Agreement”).

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ARTICLE VII
EXPENSES
      Multimanager Trust and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by this Agreement. The responsibility for payment of all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated between AXA and GSAM (or any Affiliate thereof) as AXA and GSAM shall agree.
ARTICLE VIII
AMENDMENTS AND TERMINATION
      8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of shareholders of the Multimanager Funds at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of a Multimanager Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval. Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.
      8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:
           (a) by the mutual written consent of the Parties;
           (b) by Multimanager Trust (i) following a material breach by GST of any of its representations, warranties or covenants contained in this Agreement, provided that GST shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon GST or a GST Fund;
           (c) by GST (i) following a material breach by Multimanager Trust of any of its representations, warranties or covenants contained in this Agreement, provided that Multimanager Trust shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Multimanager Trust or a Multimanager Fund;
           (d) by either Party by written notice to the other Party following a determination by the terminating Party’s Board that the consummation of the Reorganization is not in the best interest of its shareholders; or
           (e) by either Party if the Effective Time does not occur by December 31, 2007.
      If a Party terminates this Agreement in accordance with this paragraph 8.2, in the absence of willful default there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party. In the event of willful default, all remedies at Law or in equity of the Party adversely affected shall survive.
ARTICLE IX
PUBLICITY; CONFIDENTIALITY
      9.1 Publicity. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.

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      9.2 Confidentiality. (a) The Parties, GSAM and AXA (for purposes of this paragraph 9.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and Affiliates to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.
           (b) In the event of a termination of this Agreement, the Parties, GSAM and AXA agree that they along with their board members, employees, representative agents and Affiliates shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.
ARTICLE X
MISCELLANEOUS
      10.1 Entire Agreement. This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.
      10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, by overnight courier, by facsimile, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):
      If to Multimanager Trust:

AXA Enterprise Multimanager Funds Trust
1290 Avenue of the Americas, 8th Floor
New York, NY 10104
Attention: Patricia Louie, Esq.
Telephone No.: (212) 314-5329
Facsimile No.: (212) 314-4723
E-mail: patricia.louie@axa-equitable.com

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With copies (which shall not constitute notice) to:

Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Multimanager Trust)
1601 K Street, N.W.
Washington, DC 20006-1600
Attention: Arthur J. Brown, Esq.
Telephone No.: (202) 778-9046
Facsimile No.: (202) 778-9000
E-mail: abrown@klng.com

AXA Equitable Life Insurance Company
1290 Avenue of the Americas, 8th Floor
New York, NY 10104
Attention: Patricia Louie, Esq.
Telephone No.: (212) 314-5329
Facsimile No.: (212) 314-4723
E-mail: patricia.louie@axa-equitable.com
      If to GST or GSAM:

Goldman Sachs Trust
32 Old Slip
New York, NY 10005
Attention: Peter V. Bonanno, Esq.
Telephone No.: (212) 357-3184
Facsimile No.: (212) 902-4140
E-mail: Peter.Bonanno @gs.com

With a copy (which shall not constitute notice) to:

Drinker Biddle & Reath LLP (counsel to GST)
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Attention: Kenneth L. Greenberg, Esq.
Telephone No.: (215) 988-1152
Facsimile No.: (215) 988-2757
E-mail: Kenneth.Greenberg@dbr.com
      10.3 Waiver. The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in paragraph 6.3(a), a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).
      10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either Party without the written consent of the other Party. Nothing herein express or implied is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.
      10.5 Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates or other instruments exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The covenants in paragraphs 1.3, 1.5, 5.6, 5.11, 5.12, 9.2, 10.9, 10.14 and 10.15, this paragraph 10.5 and Article VII shall survive the consummation of the transactions contemplated hereunder.

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      10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
      10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.
      10.8 Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of Laws.
      10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, Multimanager Trust shall deliver or cause to be delivered to GST at the Closing, the Books and Records of each Multimanager Fund (regardless of whose possession they are in).
      10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not Parties (including, without limitation, any shareholder of GST or Multimanager Trust) except that the Multimanager Trust Independent Trustees are intended third-party beneficiaries of the provisions of paragraph 1.3 herein.
      10.11 Failure of Any Fund(s) to Consummate the Transactions.
           (a) The failure of any GST Fund or Multimanager Fund to consummate its Fund Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other GST Fund or Multimanager Fund, and the provisions of this Agreement shall be construed to effect this intent.
           (b) In the event that any Multimanager Fund fails to obtain the required shareholder vote for approval of this Agreement with respect to the Fund Transaction in which it is participating at or prior to the Effective Time, the Parties shall continue the solicitation of the shareholders of the applicable Multimanager Fund. If approval of this Agreement is denied by the shareholders of a Multimanager Fund, such Multimanager Fund shall resolicit such shareholders and make such new or amended filings as are required or desirable to obtain such shareholder approval. Notwithstanding the foregoing, if the required shareholder vote for approval of this Agreement with respect to any Fund Transaction has not been obtained on or before the nine-month anniversary of the originally scheduled Effective Time (and before the date specified in paragraph 8.2(e)), then the Parties, AXA and GSAM shall take such actions as provided in the Asset Purchase Agreement.
           (c) Notwithstanding paragraph 10.11(a), no Fund Transaction involving any Multimanager Fund shall be consummated until either (i) shareholders of all Multimanager Funds approve this Agreement with respect to their respective Fund Transactions or (ii) shareholders of certain but not all Multimanager Funds approve this Agreement with respect to their respective Fund Transactions and shareholders of certain portfolios of AXA Enterprise Funds Trust (“Enterprise Trust”) or The Enterprise Group of Funds, Inc. (“Enterprise Group”) approve related agreements and plans of reorganization such that the Multimanager Funds and the portfolios of the Enterprise Trust and Enterprise Group whose shareholders provided approval have combined total assets under management of at least $1,000,000,000. If shareholder approval of this Agreement with respect to a Fund Transaction in respect of one or more of the Multimanager Funds has not been received on or before the Effective Time and the Closing, then, if such approvals are ultimately received, a subsequent Closing shall occur, at such time and place and on such date (and with such Effective Time) as is mutually agreed in writing by an authorized officer of each Party. It is agreed that such subsequent Closing shall not be set in a piecemeal fashion and that no subsequent Fund Transaction involving any Multimanager Fund shall be consummated until shareholders of those remaining Multimanager Funds with combined total assets under management of at least $500,000,000 approve this Agreement with respect to their respective Fund Transactions. Notwithstanding the foregoing, a subsequent Fund Transaction involving one or more Multimanager Funds will be consummated with

A-24

a lesser amount of combined total assets under management if no other Fund Transactions are reasonably believed by AXA to occur by December 31, 2007 or if it is mutually agreed in writing by an authorized officer of each Party.
      10.12 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.
      10.13 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.
      10.14 GST Liability. The name “Goldman Sachs Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and all Persons dealing with GST or a GST Fund must look solely to the property of GST or such GST Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of GST. No GST Fund shall be liable for any claims against any other GST Fund. Both Parties along with GSAM and AXA specifically acknowledge and agree that any liability of GST under this Agreement with respect to a particular GST Fund, or in connection with the transactions contemplated herein with respect to a particular GST Fund, shall be discharged only out of the assets of the particular GST Fund and that no other portfolio of GST shall be liable with respect thereto.
      10.15 Multimanager Trust Liability. The name “AXA Enterprise Multimanager Funds Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated October 2, 2001 and all Persons dealing with Multimanager Trust or a Multimanager Fund must look solely to the property of Multimanager Trust or such Multimanager Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of Multimanager Trust. No Multimanager Fund shall be liable for any claims against any other Multimanager Fund. Both Parties along with GSAM and AXA specifically acknowledge and agree that any liability of Multimanager Trust under this Agreement with respect to a particular Multimanager Fund, or in connection with the transactions contemplated herein with respect to a particular Multimanager Fund, shall be discharged only out of the assets of the particular Multimanager Fund and that no other portfolio of Multimanager Trust shall be liable with respect thereto.
ARTICLE XI
DEFINITIONS
      As used in this Agreement, the following terms have the following meanings:
      “Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.
      “Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.
      “Agreement” has the meaning specified in the preamble.
      “Asset Purchase Agreement” has the meaning specified in paragraph 6.3(e).
      “AXA” has the meaning specified in the preamble.
      “Books and Records” means Multimanager Trust’s or GST’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by Multimanager Trust or GST with respect to the Multimanager Funds or GST Funds, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

A-25

      “Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.
      “Closing” has the meaning specified in paragraph 3.1.
      “Code” has the meaning specified in the recitals.
      “corresponding,” when used with respect to a GST Fund or a Multimanager Fund, has the meaning specified in the recitals.
      “Delaware Law” has the meaning specified in paragraph 1.1.
      “Effective Time” has the meaning specified in paragraph 3.1.
      “Enterprise Group” has the meaning specified in paragraph 10.11 (c).
      “Enterprise Trust” has the meaning specified in paragraph 10.11 (c).
      “Excluded Liabilities” has the meaning specified in paragraph 1.3.
      “Fund Assets” means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that Multimanager Trust may have against AXA) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by Multimanager Trust on behalf of a Multimanager Fund, and any prepaid expenses shown on a Multimanager Fund’s books at the Valuation Time, excluding (a) the estimated costs of extinguishing any Excluded Liability; (b) cash in an amount necessary to pay dividends pursuant to paragraph 5.8, and (c) Multimanager Trust’s rights under this Agreement.
      “Fund Transaction” has the meaning specified in paragraph 1.1.
      “Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.
      “GSAM” has the meaning specified in the preamble.
      “GST” has the meaning specified in the preamble.
      “GST Board” has the meaning specified in the recitals.
      “GST Fund” and “GST Funds” each has the meaning specified in the preamble.
      “GST Governing Documents” has the meaning specified in paragraph 4.2(a).
      “GST Shares” has the meaning specified in paragraph 1.4.
      “Independent Trustees” has the meaning specified in the recitals.
      “JP Morgan” has the meaning specified in paragraph 2.4.
      “Knowledge” means (i) with respect to Multimanager Trust and any applicable Multimanager Fund, the actual knowledge after reasonable inquiry of Multimanager Trust’s trustees or officers, AXA in its capacity as a service provider to Multimanager Trust and any sub-adviser affiliated with AXA and (ii) with respect to GST and any applicable GST Fund, the actual knowledge after reasonable inquiry of GST’s trustees or officers, or GSAM in its respective capacity as a service provider to GST.
      “Known Liabilities” means, with respect to Multimanager Trust and any applicable Multimanager Fund, those Liabilities of which Multimanager Trust’s trustees or officers, AXA, or any applicable sub-advisor, sub-administrator, distributor, transfer agent, shareholder servicing agent, auditor, or custodian has Knowledge.
      “Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

A-26

      “Liabilities” means all existing and future liabilities and obligations of any nature, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or unmatured, or otherwise of a Multimanager Fund including, but not limited to, (i) those reflected on an unaudited statement of assets and liabilities of a Multimanager Fund prepared by AXA as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GST and Multimanager Trust at the Effective Time, and (ii) all obligations of Multimanager Trust to indemnify, hold harmless and advance cost of defense to the Independent Trustees of Multimanager Trust pursuant to the Multimanager Governing Documents, but excluding all such obligations with respect to the officers and non-Independent Trustees of Multimanager Trust. “Liabilities” does not include, and GST and the GST Funds shall not assume, any Excluded Liabilities.
      “Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of a Multimanager Fund or GST Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”
      “Multimanager Fund” and “Multimanager Funds” each has the meaning specified in the preamble.
      “Multimanager Governing Documents” has the meaning specified in paragraph 1.1.
      “Multimanager Trust” has the meaning specified in the preamble.
      “Multimanager Trust Board” has the meaning specified in the recitals.
      “NYSE” has the meaning specified in paragraph 2.5.
      “1940 Act” has the meaning specified in the recitals.
      “1933 Act” means the Securities Act of 1933, as amended.
      “1934 Act” means the Securities Exchange Act of 1934, as amended.
      “Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.
      “Party” and “Parties” each has the meaning specified in the preamble.
      “Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.
      “Protected Persons” has the meaning specified in paragraph 9.2.
      “Proxy Statement/ Prospectus” has the meaning specified in paragraph 4.1(p).
      “Registration Statement” has the meaning specified in paragraph 4.1(p).
      “Reorganization” has the meaning specified in the recitals.
      “SEC” means the U.S. Securities and Exchange Commission.
      “State Street” has the meaning specified in paragraph 2.4.
      “Transaction Party” has the meaning specified in paragraph 1.1.
      “Valuation Time” has the meaning specified in paragraph 2.5.
[SIGNATURE PAGE FOLLOWS]

A-27

      IN WITNESS WHEREOF, the Parties, AXA and GSAM have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

By:

Name: Steven M. Joenk Title: President and Chief Executive Officer

GOLDMAN SACHS TRUST

By:

Name: James Fitzpatrick Title: Vice President

Solely for purposes of Article VII and Paragraphs 1.3, 1.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11, 10.14 and 10.15	Solely for purposes of Article VII and Paragraphs 4.2(i), 5.1, 5.11, 5.12, 9.2, 10.5, 10.11, 10.14 and 10.15

AXA EQUITABLE LIFE INSURANCE COMPANY	GOLDMAN SACHS ASSET MANAGEMENT, L.P.

By:	By:

Name: Title:	Name: James Fitzpatrick Title: Managing Director

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EXHIBIT A
AXA Enterprise Multimanager Funds and Corresponding Goldman Sachs Funds Transaction Parties

Multimanager Funds	GST Funds

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares

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Multimanager Funds	GST Funds

AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class P Shares	Class A Shares
Class Y Shares	Institutional Shares
AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
AXA Enterprise Moderate Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares

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APPENDIX B
Comparison of Other Investment Practices and Investment Securities
of the AXA Enterprise and GST Funds
      The tables below compare some of the investment techniques that may (but are not required to) be used by an AXA Enterprise Fund in seeking to achieve its investment objective with those that may be used by a GST Fund. Numbers in this table show allowable usage only; for actual usage, consult the AXA Enterprise Funds’ or GST Fund’s annual/semi-annual reports.
AXA Enterprise Multimanager Core Equity Fund and Goldman Sachs Structured U.S. Equity Fund:

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited			Goldman Sachs
only by the objective and strategies of the	AXA Enterprise		Structured
Fund	Multimanager Core		U.S. Equity
— Not permitted	Equity Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	—		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	—		•	[3]
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary ReceiptsTM )	10		10
Options on Securities and Securities Indices[4]	—		•	[5]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Unseasoned Companies	—		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into futures transactions only with respect to the S&P 500® Index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

B-1

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	AXA Enterprise	Goldman Sachs
Fund	Multimanager Core	Structured
— Not permitted	Equity Fund	U.S. Equity Fund

Investment Securities
American and Global Depositary Receipts	•	•
Asset-Backed Securities	•	—
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80+	90+
Emerging Country Securities	•	—
Fixed Income Securities	•	10	[1,3]
Foreign Government Securities	•	—
Foreign Securities	20	•	[4]
Real Estate Investment Trusts (“REITs”)	—	•
Structured Securities	•	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The Fund may invest in bank obligations issued by U.S. or foreign banks.

2.	The GST Fund has no minimum rating criteria for convertible debt securities.

3.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment).

4.	Equity securities of foreign issuers must be traded in the United States.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

B-2

AXA Enterprise Multimanager Growth Fund and Goldman Sachs Structured Large Cap Growth Fund:

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited			Goldman Sachs
only by the objective and strategies of the	AXA Enterprise		Structured Large
Fund	Multimanager Growth		Cap Growth
— Not permitted	Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	—		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	—		•	[3]
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	—		•	[5]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Unseasoned Companies	—		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions which are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into future transactions only with respect to a representative index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

B-3

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited		Goldman Sachs
only by the objective and strategies of the	AXA Enterprise	Structured Large
Fund	Multimanager Growth	Cap Growth
— Not permitted	Fund	Fund

Investment Securities
American and Global Depositary Receipts	•	•
Asset-Backed Securities	•	—
Bank Obligations	•	•	[1]
Convertible Securities	—	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	•	80+
Emerging Country Securities	•	—
Fixed Income Securities	•	20	[1,3]
Foreign Government Securities	•	—
Foreign Securities	20	•	[4]
Real Estate Investment Trusts (“REITs”)	—	•
Structured Securities	—	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The GST Fund may invest in bank obligations issued by U.S. or foreign banks.

2.	The GST Fund has no minimum rating criteria for convertible debt securities.

3.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO) at the time of investment.

4.	Equity securities of foreign issuers must be traded for the United States.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

B-4

AXA Enterprise Multimanager Mid Cap Growth Fund and Goldman Sachs Growth Opportunities Fund:

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	AXA Enterprise		Goldman Sachs
Fund	Multimanager		Growth
— Not permitted	Mid Cap Growth Fund		Opportunities Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	—		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		10
Options on Foreign Currencies[3]	•		•
Options on Securities and Securities Indices	•		•	[4]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	10	[5]	25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the Fund invests in foreign securities.

3.	Each Fund may purchase and sell call and put options.

4.	The GST Fund may sell covered call and put options and purchase call and put options.

5.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

B-5

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited	AXA Enterprise	Goldman Sachs
only by the objective and strategies of the	Multimanager	Growth
Fund	Mid Cap	Opportunities
— Not permitted	Growth Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	•	[1]
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80+	90+
Emerging Country Securities	•	10	[3]
Fixed Income Securities	•	•	[4]
Foreign Securities	20	25	[3]
Foreign Government Securities	•	—
Mortgage-Backed Securities	—	•
Non-Investment Grade Fixed Income Securities	—	10	[5]
Real Estate Investment Trusts (“REITs”)	•	•
Structured Securities	—	•	[6]
Temporary Investments	100	100
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed income securities.

2.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.

3.	The GST Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.

4.	Except as noted under “Convertible Securities” and “Non-Investment Grade Fixed-Income Securities,” fixed income securities must be investment grade (i.e. BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO).

5.	May be BB or lower by S&P, Ba or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

6.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

B-6

AXA Enterprise Multimanager Mid Cap Value Fund and Goldman Sachs Mid Cap Value Fund:

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	AXA Enterprise
Fund	Multimanager Mid		Goldman Sachs Mid
— Not permitted	Cap Value Fund		Cap Value Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	—		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		10
Options on Foreign Currencies[3]	•		•
Options on Securities and Securities Indices	•		•	[4]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	—		25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and all swap transactions which are not deemed to be liquid.

2.	Limited by the amount the Fund invests in foreign securities.

3.	Each Fund may purchase and sell call and put options.

4.	The GST Fund may sell covered call and put options and purchase call and put options.

B-7

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited	AXA Enterprise
only by the objective and strategies of the	Multimanager	Goldman Sachs
Fund	Mid Cap Value	Mid Cap Value
— Not permitted	Fund	Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	•	[1]
Bank Obligations	•	•	[1]
Convertible Securities	—	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80+	80+
Emerging Country Securities	•	25	[3]
Fixed Income Securities	•	20	[4,5]
Foreign Securities	20	25	[3]
Foreign Government Securities	•	—
Mortgage-Backed Securities	—	•
Non-Investment Grade Fixed Income Securities	—	10	[6]
Real Estate Investment Trusts (“REITs”)	•	•
Structured Securities	—	•	[7]
Temporary Investments	100	100
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed income securities.

2.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.

3.	The GST Fund may invest in the aggregate up to 25% of its net assets in foreign securities, including emerging country securities.

4.	Except as noted under “Convertible Securities” and “Non-Investment Grade Fixed-Income Securities,” fixed income securities must be investment grade (i.e. BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO).

5.	The GST Fund may invest an aggregate of 20% of its net assets in: (i) securities of companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment; and (ii) fixed income securities.

6.	Must be B or higher by S&P, B or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment.

7.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

B-8

AXA Enterprise Multimanager Value Fund and Goldman Sachs Structured Large Cap Value Fund:

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited			Goldman Sachs
only by the objective and strategies of the	AXA Enterprise		Structured
Fund	Multimanager		Large Cap
— Not permitted	Value Fund		Value Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	—		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•	[3]
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	•		•	[5]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	10	[6]	—
Unseasoned Companies	—		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into futures transactions only with respect to a representative index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

6.	The AXA Enterprise Fund may also cover a short sale by depositing in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

B-9

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	AXA Enterprise	Goldman Sachs
Fund	Multimanager Value	Structured Large
— Not permitted	Fund	Cap Value Fund

Investment Securities
American and Global Depositary Receipts	•	•
Asset-Backed Securities	•	—
Bank Obligations	•	•	[1]
Convertible Securities	—	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	•	80+
Emerging Country Securities	•	—
Fixed Income Securities	•	20	[1,3]
Foreign Government Securities	•	—
Foreign Securities	20	•	[4]
Real Estate Investment Trusts (“REITs”)	—	•
Structured Securities	—	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The Fund may invest in bank obligations issued by U.S. or foreign banks.

2.	The GST Fund has no minimum rating criteria for convertible debt securities.

3.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO) at the time of investment.

4.	Equity securities of foreign issuers must be traded in the United States.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

B-10

AXA Enterprise Multimanager International Equity Fund and Goldman Sachs Structured International Equity Fund:

10 Percent of total assets (including
securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited	AXA Enterprise		Goldman Sachs
only by the objective and strategies of the	Multimanager		Structured
Fund	International		International
— Not permitted	Equity Fund		Equity Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Cross Hedging of Currencies	•		•
Currency Swaps	•		15
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	•		•	[3]
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	•		•	[5]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of assets (together with other illiquid securities) for all structured securities and all swap transactions that are not deemed to be liquid.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	The GST Fund may enter into future transactions only with respect to a representative index.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

B-11

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited	AXA Enterprise	Goldman Sachs
only by the objective and strategies of the	Multimanager	Structured
Fund	International	International
— Not permitted	Equity Fund	Equity Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	—
Bank Obligations	•	•	[1]
Convertible Securities	•	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80+	80+
Emerging Country Securities	•	25
Fixed Income Securities	•	20	[1,3]
Foreign Government Securities	•	•	[1]
Foreign Securities	65+	•	[4]
Real Estate Investment Trusts (“REITs”)	—	•
Structured Securities	—	•	[5]
Temporary Investments	100	35
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities and limited to cash equivalents only. The GST Fund may invest in bank obligations issued by U.S. or foreign banks.

2.	The GST Fund has no minimum rating criteria for convertible debt securities.

3.	Except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P, Baa or higher by Moody’s or have a comparable rating by another NRSRO) at the time of investment.

4.	Equity securities of foreign issuers need not be traded in the United States.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

B-12

AXA Enterprise Multimanager Technology Fund and Goldman Sachs Tollkeeper Fund:

10 Percent of total assets (including
securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited	AXA Enterprise
only by the objective and strategies of the	Multimanager		Goldman Sachs
Fund	Technology		Tollkeeper
— Not permitted	Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps	•		—
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		15	[1]
Foreign Currency Transactions	•		•	[2]
Futures Contracts and Options on Futures Contracts	—		•
Investment Company Securities (including iSharessm and Standard & Poor’s Depositary Receiptstm)	10		10
Options on Foreign Currencies[3]	•		•
Options on Securities and Securities Indices	—		•	[4]
Repurchase Agreements	•		•
Securities Lending	33	1/3	33	1/3
Short Sales Against the Box	—		25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

2.	Limited by the amount the GST Fund invests in foreign securities.

3.	Each Fund may purchase and sell call and put options.

4.	The GST Fund may sell covered call and put options and purchase call and put options.

B-13

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	AXA Enterprise
Fund	Multimanager	Goldman Sachs
— Not permitted	Technology Fund	Tollkeeper Fund

Investment Securities
American, European and Global Depositary Receipts	•	•
Asset-Backed Securities	•	•	[1]
Bank Obligations	•	•	[1]
Convertible Securities	—	•	[2]
Corporate Debt Obligations	•	•	[1]
Equity Investments	80+	80+
Emerging Country Securities	•	25	[3]
Fixed Income Securities	•	20
Foreign Securities	50	25	[3]
Foreign Government Securities	•	—
Mortgage-Backed Securities	—	•	[1]
Non-Investment Grade Fixed Income Securities	•	20[4]
Real Estate Investment Trusts (“REITs”)	—	•
Structured Securities	—	•	[1,5]
Temporary Investments	100	•
U.S. Government Securities	•	•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities.

2.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.

3.	The GST Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.

4.	May be BB or lower by S&P, Ba or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

5.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities that are not deemed to be liquid and all swap transactions.

B-14

AXA Enterprise Multimanager Core Bond Fund and Goldman Sachs Core Plus Fixed Income Fund:

10 Percent of total assets (including
securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	AXA Enterprise		Goldman Sachs Core
Fund	Multimanager Core		Plus Fixed Income
— Not permitted	Bond Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	•		•	[1]
Currency Options and Futures	•		•
Cross Hedging of Currencies	•		•
Currency Swaps	•		•	[1]
Dollar Rolls	•		•	[2]
Financial Futures Contracts	•		•
Forward Foreign Currency Exchange Contracts	•		•
Futures Contracts and Options on Futures Contracts	•		•
Interest Rate Floors, Caps and Collars	—		•
Loan Participations	•		—
Mortgage Swaps	•		•	[1]
Options (including Options on Futures)	•		•
Options on Foreign Currencies	•		•
Repurchase Agreements	•		•	[3]
Securities Lending	33	1/3	33	1/3
Short sales against the box	10	[4]	—
When-Issued Securities and Forward Commitments	•		•

1.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and swap transactions that are not deemed to be liquid.

2.	The GST Fund may use Mortgage Dollar Rolls only.

3.	The GST Fund may enter into repurchase agreements collateralized by securities issues by foreign governments.

4.	The AXA Enterprise Fund may also cover a short sale by depositing a segregated account cash, U.S. Government securities or other liquid securities in an amount equal to the market value of the securities sold short.

B-15

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowing
for investment purposes) (Roman type)
• No specific % limitation on usage; limited
only by the objective and strategies of the	AXA Enterprise	Goldman Sachs
Fund	Multimanager Core	Core Plus Fixed
— Not permitted	Bond Fund	Income Fund

Investment Securities
Asset-Backed Securities	•	•
Bank Obligations	•	•
Convertible Securities	—	•
Corporate Debt Obligations	•	•
Emerging Country Securities	•	15	[1]
Floating and Variable Rate Obligations	•	•	[2]
Foreign Securities	• [4]	•	[3,5]
Lower Grade Fixed Income Securities	10	15
Mortgage-Backed Securities
Adjustable Rate Mortgage Loans	•	•
Collateralized Mortgage Obligations	•	•
Fixed Rate Mortgage Loans	•	•
Government Issued Mortgage-Backed Securities	•	•
Multiple Class Mortgage-Backed Securities	•	•
Privately Issued Mortgage-Backed Securities	•	•
Stripped Mortgage-Backed Securities	•	•
Preferred Stock, Warrants and Rights	•	•
Structured Securities	•	•	[2]
Taxable Municipal Securities	•	•
Tax-Free Municipal Securities	•	•
Temporary Investments	100	•
Trust Preferred Securities	—	•
U.S. Government Securities	•	•

1.	The GST Fund may invest in the aggregate up to 15% of its total assets in emerging country securities.

2.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities and swap transactions that are not deemed to be liquid and all swap transactions.

3.	Includes issuers domiciled in one country and issuing securities denominated in the currency of another.

4.	The AXA Enterprise Fund may invest up to 10% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

5.	The GST Fund may invest up to 25% of its total assets in securities not denominated in U.S. dollars. If the GST Fund’s position is hedged against currency risk, such is not counted when calculating compliance with this 25% limitation.

B-16

APPENDIX C
Comparison of the Investment Restrictions of the
AXA Enterprise and GST Funds
      This section briefly compares and contrasts certain fundamental and non-fundamental investment restrictions of each AXA Enterprise Fund with those of its corresponding GST Fund. More complete information may be found in the respective statements of additional information for the AXA Enterprise Funds and the GST Funds.
      Unless otherwise indicated, the restrictions discussed below are fundamental policies of an AXA Enterprise or GST Fund. This means that they cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the AXA Enterprise Funds and GST Funds by the Boards of Trustees of AXA Enterprise Funds and GST, respectively.
      Maintenance of Status as a “Diversified Company.” All the AXA Enterprise Funds (except the AXA Enterprise Multimanager Technology Fund) and GST Funds are “diversified companies” as defined by the 1940 Act. A “diversified company” is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities and other securities. Investments in other securities are limited as to any one issuer to: (1) an amount no greater than 5% of the value of the total assets of the Fund; and (2) not more than 10% of the outstanding voting securities of the issuer. The AXA Enterprise Funds employ the following non-fundamental policy with respect to this diversification restriction: (1) mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company, and (2) each AXA Enterprise Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the United States government, its agencies or instrumentalities.
      Issuance of Senior Securities. The AXA Enterprise Funds may not issue senior securities, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the AXA Enterprise Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance. For purposes of this restriction, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, and the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security. The GST Funds are prohibited from issuing senior securities except to the extent such issuance would not violate applicable law.
      Borrowings. The AXA Enterprise Funds may not borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the AXA Enterprise Fund’s total assets at the time of the borrowing, except that each AXA Enterprise Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of this restriction, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be a borrowing or a pledge of assets.
      Each GST Fund has a fundamental investment restriction of not borrowing money, except each GST Fund may: (1) borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (3) obtain short-term credits necessary for the clearance of purchases and sales of portfolio securities; (4) purchase securities on margin to the extent permitted by applicable law; and (5) engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, each GST Fund has a non-fundamental policy prohibiting a GST Fund from purchasing additional securities if its borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

      As a non-fundamental policy, both the AXA Enterprise Funds and GST Funds may not purchase additional securities if a Fund’s borrowings exceed 5% of its net assets.
      Securities Underwriting. Both the AXA Enterprise Funds and the GST Funds have similar restrictions with respect to securities underwriting. Neither the AXA Enterprise Funds nor the GST Funds may underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting.
      Concentration in Industries. Both the AXA Enterprise Funds and the GST Funds have a similar restriction generally prohibiting them from investing 25% or more of their respective total assets in the securities of one or more issuers conducting their principal business activities in the same industry. The AXA Enterprise Funds may not purchase any security if, as a result of that purchase, 25% or more of an AXA Enterprise Fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the AXA Enterprise Multimanager Technology Fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the technology industries (e.g., computers, electronics (including hardware and components), communications, software, e-commerce, information service, biotechnology, chemical products and synthetic materials, and defense and aerospace industries).
      For purposes of applying this restriction to the Goldman Sachs Core Plus Fixed Income Fund, the Fund may not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). (For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.) This restriction with respect to the Goldman Sachs Core Plus Fixed Income Fund does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities. These municipal securities include (a) municipal securities, the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal securities whose issuers are in the same state; and (c) industrial development obligations.
      For purposes of applying this restriction to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Equity Growth Strategy Portfolio, each of these GST Funds may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding investment companies and the U.S. Government or any of its agencies or instrumentalities). (For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.) This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities.
      This restriction does not apply to the Goldman Sachs Tollkeeper Fund. The Goldman Sachs Tollkeeper Fund will invest at least 25% of its total assets in companies in one or more of the media, telecommunications, technology and/or internet industries.
      For purposes of applying this restriction to the GST Funds, the U.S. Government or any of its agencies or instrumentalities are excluded.

      Purchases of Real Estate. The AXA Enterprise Funds may not purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each AXA Enterprise Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The GST Funds may not purchase, hold or deal in real estate, although the GST Funds may purchase or sell: (1) securities secured by real estate or interests in real estate, (2) securities of REITs, (3) mortgage-related securities, and (4) may hold and sell real estate acquired by a Fund as a result of the ownership of securities.
      Commodities. The AXA Enterprise Funds may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. None of the GST Funds may invest in commodities or commodity contracts, except that the GST Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts.
      Loans. The AXA Enterprise Funds may not make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan. The GST Funds may not make loans except through (1) the purchase of debt obligations in accordance with each GST Fund’s investment objective and policies; (2) repurchase agreements with banks, brokers, dealers and other financial institutions; and (3) loans of securities as permitted by applicable law.
      Investments in Other Investment Companies or Series Thereof. As a non-fundamental policy, the AXA Enterprise Funds may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that (i) this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and (ii) each AXA Enterprise Fund, except the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund, and AXA Enterprise Aggressive Allocation Fund, may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act. Notwithstanding any other fundamental investment restriction or policy, a GST Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the GST Fund.
      Investments in Illiquid Securities. As a non-fundamental limitation, each AXA Enterprise Fund will not invest more than 15% of its net assets in illiquid securities. As a non-fundamental limitation, the GST Funds may not acquire any illiquid (not readily marketable) investments if more than 15% of their net assets would be invested in illiquid investments.
      Investments for Purposes of Exercising Control. As a non-fundamental policy, the GST Funds are restricted from investing in companies for the purpose of exercising control or management (but this does not prevent a GST Asset Allocation Fund from purchasing a controlling interest in one or more of the Underlying Funds consistent with its investment objective and policies). The AXA Enterprise Funds have no similar restriction.
      Short Sales of Securities. As a non-fundamental restriction, the AXA Enterprise Funds may not engage in short sales of securities or maintain a short position, except that each AXA Enterprise Fund may (a) engage in covered short sales and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. As a non-fundamental limitation, the GST Funds may not make short sales of securities, except short sales against-the-box.

      Purchases of Securities on Margin. As a non-fundamental limitation, each of the AXA Enterprise Funds may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each AXA Enterprise Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. As a fundamental policy, the GST Funds may purchase securities on margin to the extent permitted by applicable law.

APPENDIX D
      Additional Information Regarding the AXA Enterprise Asset Allocation Funds and GST Asset
Allocation Funds and Description of the Underlying Funds
      Each of the AXA Enterprise Asset Allocation Funds and GST Asset Allocation Funds invests its assets in Underlying Funds. The following table lists the Underlying Funds in which the AXA Enterprise Asset Allocation Funds were invested in as of its fiscal year end of October 31, 2006 and GST Asset Allocation Funds were invested in as of the fiscal period ended June 30, 2006. However, each AXA Enterprise Asset Allocation Fund and GST Asset Allocation Funds may invest in other Underlying Funds. See “AXA Enterprise Asset Allocation Funds and Respective GST Asset Allocation Funds — Description of the Underlying Funds” below for a brief summary of the investment objectives and investment strategies of all the Underlying Funds.

AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio
Underlying Funds	Underlying Funds
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured Large Cap Value Fund
AXA Enterprise International Growth Fund	Goldman Sachs Structured International Equity Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Emerging Markets Equity Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Real Estate Securities Fund
AXA Enterprise Growth Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Multimanager Core Bond Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Equity Fund
AXA Enterprise Government Securities Fund
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Value Fund

AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio
Underlying Funds	Underlying Funds
AXA Enterprise Short Duration Bond Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Government Securities Fund	Goldman Sachs Structured Large Cap Value Fund
AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Structured International Equity Fund
AXA Enterprise Multimanager Value Fund	Goldman Sachs Real Estate Securities Fund
AXA Enterprise High Yield Bond Fund	Goldman Sachs Global Income Fund
AXA Enterprise Equity Income Fund	Goldman Sachs High Yield Fund
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Short Duration Government Fund
AXA Enterprise International Growth Fund	Financial Square Prime Obligations Fund
AXA Enterprise Growth Fund
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Equity Fund
AXA Enterprise Multimanager Mid Cap Value Fund
AXA Enterprise Multimanager Money Market Fund

D-1

AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy
Underlying Funds	PortfolioUnderlying Funds
AXA Enterprise Short Duration Bond Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund
AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Structured International Equity Fund
AXA Enterprise Government Securities Fund	Goldman Sachs Emerging Markets Equity Fund
AXA Enterprise International Growth Fund	Goldman Sachs Real Estate Securities Fund
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Core Fixed Income Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Global Income Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Short Duration Government Fund
AXA Enterprise High Yield Bond Fund	Goldman Sachs Emerging Markets Debt Fund
AXA Enterprise Deep Value Fund	Goldman Sachs High Yield Fund
AXA Enterprise Small Company Growth Fund	Financial Square Prime Obligations Fund
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Growth Fund
AXA Enterprise Equity Fund
AXA Enterprise Multimanager Mid Cap Value Fund
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Money Market Fund

AXA Enterprise Moderate-Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio
Underlying Funds	Underlying Funds
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured Large Cap Value Fund
AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Structured International Equity Fund
AXA Enterprise Short Duration Bond Fund	Goldman Sachs Emerging Markets Equity Fund
AXA Enterprise Government Securities Fund	Goldman Sachs Real Estate Securities Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Global Income Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Core Fixed Income Fund
AXA Enterprise International Growth Fund	Goldman Sachs Emerging Markets Debt Fund
AXA Enterprise Growth Fund	Financial Square Prime Obligations Fund
AXA Enterprise Capital Appreciation Fund
AXA Enterprise Deep Value Fund
AXA Enterprise Equity Fund
AXA Enterprise Small Company Growth Fund
AXA Enterprise Multimanager Mid Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Value Fund

D-2

      The following tables set forth a brief summary of the investment objectives and investment strategies of the Underlying Funds in which the AXA Enterprise Asset Allocation Funds and GST Asset Allocation Funds may, but are not required to, invest.
Information Regarding the Underlying Funds for the AXA Enterprise Asset Allocation Funds:

Underlying Fund	Investment Objectives	Principal Investment Strategy

Investment Grade Bond Funds and Money Market Fund
AXA Enterprise Multimanager Core Bond Fund	Seeks a balance of high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Fund may purchase bonds of any maturity, but generally the Fund’s overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index (currently, approximately 4.58 years).

AXA Enterprise Government Securities Fund	Seeks current income and safety of principal.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The sub-adviser generally seeks to maintain a duration within 1.5 years of that of the Lehman Brothers U.S. Treasury Index, which had a duration of approximately 5.17 years as of December 31, 2005.

AXA Enterprise Short Duration Bond Fund	Seeks current income with reduced volatility of principal.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. The Fund seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years.

AXA Enterprise Money Market Fund	Seeks highest possible level of current income consistent with preservation of capital and liquidity.	Under normal circumstances, the Fund intends to invest only in short-term, high quality dollar denominated securities. The sub-adviser will actively manage the Fund’s average maturity based on current interest rates and its outlook on the market.

Underlying Fund	Investment Objectives	Investment Strategy

Large Cap Equity Funds
AXA Enterprise Multimanager Growth Fund	Seeks long-term growth of capital.	Under normal circumstances, the Fund intends to invest primarily in equity securities of U.S. large capitalization companies. The sub-advisers use an investment style that emphasizes companies with strong earnings growth.

AXA Enterprise Multimanager Core Equity Fund	Seeks long-term growth of capital.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including at least 65% of its total assets in equity securities of U.S. large capitalization companies. The sub-advisers generally choose investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both.

AXA Enterprise Multimanager Value Fund	Seeks long-term growth of capital.	Under normal circumstances, the Fund intends to invest primarily in equity securities of U.S. large capitalization companies. The sub-advisers use an investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

AXA Enterprise Capital Appreciation Fund	Seeks maximum capital appreciation.	Under normal circumstances, the Fund intends to invest primarily in equity securities of U.S. large capitalization companies that the sub-adviser selects for their growth potential. The Fund will normally hold a core position of between 35 and 50 common stocks.

AXA Enterprise Deep Value Fund	Seeks total return through capital appreciation with income as a secondary consideration.	Under normal circumstances, the Fund intends to invest primarily in equity securities of U.S. large capitalization companies that the sub-adviser believes are undervalued. The sub-adviser will utilize a value-oriented investment style that emphasizes companies whose stocks are undervalued based on certain financial measurements.

D-3

Underlying Fund	Investment Objectives	Investment Strategy

Large Cap Equity Funds
AXA Enterprise Equity Fund	Seeks long-term capital appreciation.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the sub-adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests.

AXA Enterprise Equity Income Fund	Seeks above average and consistent total return through a combination of growth and income investing.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Fund intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. The sub-adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income.

AXA Enterprise Growth Fund	Seeks capital appreciation.	Under normal circumstances, the Fund invests primarily in equity securities of U.S. large capitalization companies.

AXA Enterprise Growth and Income Fund	Seeks total return through capital appreciation with income as a secondary consideration.	Under normal circumstances, the Fund intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. The sub-adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the sub-adviser’s assessment of what the security is worth) and its market price, with the aim of constructing a portfolio of stocks with attractive price and value characteristics.

AXA Enterprise Large Cap Growth Fund	Seeks capital appreciation.	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Fund also may invest in equity securities of small- and mid-capitalization companies. The Fund invests primarily in common stocks, but it may also invest in preferred stocks, warrants and securities convertible into common stock.

High Yield Bond Fund

AXA Enterprise High Yield Bond Fund	Seeks maximum current income.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are rated below investment grade. The sub-adviser is not required to maintain the Fund’s duration within any particular range and actively manages the Fund’s duration based on the sub-adviser’s view of the market and interest rates.

Small/ Mid Cap Equity Funds

AXA Enterprise Multimanager Mid Cap Growth Fund	Seeks long-term growth of capital.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. The sub-advisers utilize an aggressive, growth oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle.

AXA Enterprise Multimanager Mid Cap Value Fund	Seeks long-term growth of capital.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. The sub-advisers utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements.

D-4

Underlying Fund	Investment Objectives	Investment Strategy

Small/ Mid Cap Equity Funds
AXA Enterprise Small Company Growth Fund	Seeks capital appreciation.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. The sub-adviser utilizes an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle.

AXA Enterprise Small Company Value Fund	Seeks maximum capital appreciation.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. The Sub-adviser will utilize a value oriented investment style that emphasizes companies deemed to be currently under priced according to certain financial measurements.

International Equity Funds

AXA Enterprise Multimanager International Equity Fund	Seeks long-term growth of capital.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.).

AXA Enterprise International Growth Fund	Seeks capital appreciation.	Under normal circumstances, the Fund intends to invest at least 80% of its net assets in the equity securities of foreign companies that the sub-adviser believes are undervalued.
Information Regarding the Underlying Funds for the GST Asset Allocation Funds:

Underlying Fund	Investment Objectives	Investment Criteria

Equity Funds
Goldman Sachs Structured Large Cap Value Fund	Long-term growth of capital and dividend income.	At least 80% of its Net Assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return. The Fund maintains risk, style capitalization and industry characteristics similar to the Russell 1000® Value Index.

Goldman Sachs Structured Large Cap Growth Fund	Long-term growth of capital. Dividend income is a secondary consideration.	At least 80% of its Net Assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in large-cap U.S. issuers, including foreign issuers that are traded in the United States. The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research, including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return. The Fund maintains the risk, style capitalization and industry characteristics similar to the Russell 1000® Growth Index.

Goldman Sachs Structured Small Cap Equity Fund	Long-term growth of capital.	At least 80% of its Net Assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research, including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return. The Fund maintains risk, style capitalization and industry characteristics similar to the Russell 2000® Index.

Goldman Sachs Real Estate Securities Fund	Total return comprised of long-term growth of capital and dividend income.	Substantially all, and at least 80% of its Net Assets in a diversified portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry. The Fund expects that a substantial portion of its total assets will be invested in REITS and real estate industry companies.

D-5

Underlying Fund	Investment Objectives	Investment Criteria

Equity Funds
Goldman Sachs Structured International Equity Fund	Long-term growth of capital.	At least 80% of its Net Assets in a broadly diversified portfolio of equity investments in companies organized outside the United States or whose securities are principally traded outside the United States. The Fund’s investments are selected using both a variety of quantitative techniques derived from fundamental research including but not limited to valuation, momentum, profitability and earnings in seeking to maximize the Fund’s expected return. The Fund maintains risk, style, capitalization and industry characteristics similar to the MSCI® EAFE® Index.

Goldman Sachs Emerging Markets Equity Fund	Long-term capital appreciation.	Substantially all, and at least 80% of its Net Assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in emerging country issuers.

Expected Approximate
Underlying Fund	Investment Objectives	Duration or Maturity	Interest Rate Sensitivity

Underlying Fixed-Income Funds and Money Market Fund
Goldman Sachs Financial Square Prime Obligations Fund	Maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.	Maximum Maturity of Individual Investments = 13 months at time of purchase Maximum Dollar Weighted Average Portfolio Maturity = 90 days	3-month Treasury bill

Goldman Sachs Short Duration Government Fund	A high level of current income and secondarily, in seeking current income, may also consider the potential for capital appreciation.	Target Duration = Two-Year U.S. Treasury Note Index plus or minus 0.5 years Maximum Duration(1) = 3 years	2-year U.S. Treasury note

Goldman Sachs Core Fixed Income Fund	Total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.	Target Duration = Lehman Brothers Aggregate Bond Index plus or minus one year Maximum Duration(1) = 6 years	5-year U.S. Treasury note

Goldman Sachs Global Income Fund	A high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation.	Target Duration = J.P. Morgan Global Government Bond Index (hedged) plus or minus 2.5 years Maximum Duration(1) = 7.5 years	6-year government bond

Goldman Sachs High Yield Fund	A high level of current income and may also consider the potential for capital appreciation.	Target Duration = Lehman Brothers U.S. Corporate High Yield Bond Index -2% Issuer Capped plus or minus 2.5 years Maximum Duration(1) = 7.5 years	6-year U.S. Treasury note

Goldman Sachs Emerging Markets Debt Fund	A high level of total return consisting of income and capital appreciation.	Target Duration = J.P. Morgan EMBI Global Diversified Index plus or minus 2 years Maximum Duration(1) = 7 years	10-year government bond

(1)	The GST Fund’s duration approximates its price sensitivity to changes in interest rates.

D-6

APPENDIX E
Comparison of Shareholder Transactions and Services of the
AXA Enterprise Funds and the GST Funds
      This appendix compares the shareholder transactions and services of the AXA Enterprise Funds and their corresponding GST Funds. The following is qualified in its entirety by the more detailed information in the prospectuses for the AXA Enterprise Funds and GST Funds, which are incorporated by reference into this Proxy/ Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.
     Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions
      Enterprise Multimanager Trust Class Y Shares; GST Institutional Shares. Enterprise Multimanager Trust Class Y Shares and GST Institutional Shares are offered at net asset value with no front-end sales charge or CDSC. The minimum investment amount for purchasing Class Y Shares generally is $1,000,000. For GST Fund Institutional Shares, the minimum investment is $1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates.
      Enterprise Multimanager Trust Class A Shares. There is a maximum sales charge of 4.75% for Class A Shares of all AXA Enterprise Funds. The sales charge is calculated as a percentage of the offering price for Class A Shares.
      GST Class A Shares. There is a maximum sales charge of 5.5% for Class A Shares of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Tollkeeper Fund, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and a maximum sales charge of 4.50% for Goldman Sachs Core Plus Fixed Income Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares.
          Reduction of Sales Charges
          Sales Charges for AXA Enterprise Funds Class A Shares
      Sales charges on Class A Shares of the AXA Enterprise Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:
All AXA Enterprise Funds:

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price*	Offering Price	Net Asset Value

Up to $99,999	4.75%	4.99%
$100,000 but less than $250,000**	3.75%	3.90%
$250,000 but less than $500,000**	2.50%	2.56%
$500,000 but less than $1,000,0000**	2.00%	2.04%
$1,000,000 and over**	None	None

*	In determining the amount of your investment and the applicable sales charge, the AXA Enterprise Funds will include all shares you are currently purchasing in all of the AXA Enterprise Funds (including funds of AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc.).

**	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Code, or participants of such plans, invest $100,000 or more ($500,000 or more, in the case of Traditional IRAs, IRA rollovers, Coverdell ESAs or Roth IRAs) or if you invest $1,000,000 or more in Class A Shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the shares within 12 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The dealer discount or agency fee as a percentage of the offering price for these purchases of less than $5,000,000 of Class A Shares will be 1%.

          Sales Charges for GST Funds Class A Shares
      Sales charges on Class A Shares of GST Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels, as follows:
All GST Funds (other than Goldman Sachs Core Plus Fixed Income Fund)

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%*	0.00%*

*	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.
Goldman Sachs Core Plus Fixed Income Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested

Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%*	0.00%*

*	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.
          Sales Charges for Enterprise Multimanager Trust Class P Shares
      Sales charges on Class P Shares of Enterprise Multimanager Trust are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:
All AXA Enterprise Funds (other than AXA Enterprise Multimanager Core Bond Fund):

		Sales Charge as a
	Sales Charge as a	Percentage of
	Percentage of	Net Amount
Amount of Transaction at Offering Price	Offering Price	Invested

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over*	None	None

*	A CDSC of 1.00% generally will apply to redemptions of shares made within one year of the date of purchase.

AXA Enterprise Multimanager Core Bond Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Asset Value

Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,0000	1.75%	1.78%
$1,000,000 and over*	None	None

*	A CDSC of 1.00% generally will apply to redemptions of shares made within one year of the date of purchase.
     The reduced sales charges on Enterprise Multimanager Trust Class A and Class P Shares and Goldman Class A Shares described above are available through:
          Rights of Accumulation
          AXA Enterprise Funds Class A Shares
      An investor is entitled to a reduced sales charge on additional purchases of Class A shares of an AXA Enterprise Fund if the value of the investor’s existing aggregate holdings at the time of the additional purchase, calculated at the then applicable net asset value per share or the initial purchase price less any redemptions, whichever is higher, plus the amount of the additional purchase equals $100,000 or more. The investor’s discount is determined based on the schedule listed above under “Sales Charges for AXA Enterprise Funds Class A Shares.” For purposes of determining the discount, the AXA Enterprise Funds will aggregate holdings of fund shares of the investor’s spouse, immediate family or accounts the investor controls, whether as a single investor or trustee, provided that the investor notifies the AXA Enterprise Funds of the applicable accounts at the time of his/her additional investment by providing the AXA Enterprise Funds with appropriate documentation, including the account numbers for all accounts that the investor is seeking to aggregate.
          GST Funds Class A Shares
      When buying Class A Shares in the GST Funds, the current aggregate investment determines the initial sales charge an investor will pay. An investor may qualify for reduced sales charges when the current market value of holdings across Class A, Class B and/or Class C Shares, plus new purchases, reaches $50,000 or more (except for the Goldman Sachs Core Plus Fixed Income Fund which requires an aggregate of $100,000 or more). Class A, Class B and/or Class C Shares of any of the GST Funds may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the GST Funds and any other GST Fund purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the GST Funds and Class A, Class B and/or Class C Shares of any other Fund of GST purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales charge, an investor or the investor’s Authorized Dealer must notify the GST Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of appropriate records.

          Letter of Intent
          AXA Enterprise Funds Class A Shares
      An investor is entitled to a reduced sales charge if he/she executes a Letter of Intent to purchase $100,000 or more of Class A Shares at the public offering price within a period of 13 months. The discount will be determined based on the schedule listed above under “Sales Charges for AXA Enterprise Funds Class A Shares.” The minimum initial investment under a Letter of Intent is 5% of the amount stated in the Letter of Intent. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the investor’s name) to secure payment of the higher sales charge that would apply to the shares actually purchased if the full amount stated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount has been purchased, the escrow will be released. If an investor wishes to enter into a Letter of Intent, he/she should complete the appropriate portion of the new account application. At the investor’s request, purchases made during the previous 90 days may be included.
          GST Funds Class A Shares
      An investor may obtain a reduced sales charge by means of a written Statement of Intention which expresses his/her non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of one or more of the GST Funds (except for the Goldman Sachs Core Plus Fixed Income Fund which requires an aggregate of $100,000 or more). Any investments made during the period will receive the discounted sales charge based on the full amount of the investment commitment. At the investor’s request, purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By selecting the Statement of Intention, the investor authorizes the Transfer Agent to escrow and redeem Class A Shares in his/her account to pay this additional charge.

Sales Charge and CDSC Waivers — AXA Enterprise Funds and GST Funds — Class A Shares
      No sales charge or CDSC will be assessed on AXA Enterprise Fund shares or GST Funds shares sold to the following individuals or entities, or under the following conditions:

AXA Enterprise Funds	GST Funds

Financial institutions and other financial institutions’ trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.	Banks, trust companies or other types of depository institutions (Front end sales charge (“FESC”) only).

Representatives and employees, or their immediate family members, of broker-dealers and other intermediaries that have entered into selling or service arrangements with Enterprise Fund Distributors, Inc.	Any employee or registered representative of any authorized dealer or their respective spouses, children and parents (FESC only).

Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares.	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales commission with the purchase of shares of a GST Fund (FESC only).

Clients of fee-based/fee-only financial advisors.	Registered investment advisers investing for accounts for which they receive asset-based fees (FESC only).

AXA Enterprise Funds	GST Funds

State-sponsored Texas 529 qualified tuition savings plan.	State sponsored 529 Plan (FESC only).

Direct referrals by the Manager’s employees.
Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor (FESC only).

Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of GST and designated family members of any of these individuals (FESC only).

Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”) that buy shares of a GST Fund worth $500,000 or more; or have 100 or more eligible employees at the time of purchase; or certify that they expect to have annual plan purchases of shares of GST Funds of $200,000 or more; or are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or have at the time of purchase aggregate assets of at least $2,000,000 (FESC only).

Accounts over which GSAM or its advisory affiliates have investment discretion (FESC only).

Qualified Employee Benefit Plans of Goldman Sachs (FESC only).

Non-qualified person plans sponsored by employers who also sponsor qualified plans that qualify for and invest in Goldman Sachs Funds at NAV without the payment of any sales charge (FESC only).

Insurance company separate accounts that make the Funds available as underlying investments in certain group annuity contracts (FESC only).

AXA Enterprise Funds	GST Funds

“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards (FESC only).

Shareholders receiving distributions from a qualified retirement plan invested in GST Funds and reinvesting such proceeds in a Goldman Sachs IRA in the same class (FESC only).

Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in GST Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity (FESC only).

Purchases of $1 million or more of Class A Shares will be made at net asset value with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, a CDSC of 1% may be imposed. The CDSC may not be imposed if your authorized dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs (FESC only).
          CDSC Waivers — AXA Enterprise Funds and GST Funds — All Share Classes
      The CDSC may be waived or reduced if the redemption relates to:

AXA Enterprise Funds	GST Funds

Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under the Code Section 401(a) or from custodial accounts under the Code Section 403(b)(7), IRAs under the Code Section 408(a), participant-directed non-qualified deferred compensation plans under the Code Section 457 and other employee benefit plans (“plans”), and returns of excess contributions made to these plans.	Retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans.

The death or disability (as defined in Section 72(m)(7) of the Code of a participant or beneficiary in an Employee Benefit Plan.

Redemptions of shares of a shareholder (including a registered joint owner) who has died or has become totally disabled (as evidenced by a determination by the federal Social Security Administration).

AXA Enterprise Funds	GST Funds

Required minimum distributions from an IRA.	Satisfying the minimum distribution requirements of the Code.

Redemptions through a systematic withdrawal plan.

Redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy in accordance with the requirements of the Code, including substantially equal periodic payments described in the Code Section 72 prior to age 59-1/2 and required minimum distributions after age 70-1/2.	Shares subject to a systematic withdrawal plan (GST reserves the right to limit such redemptions, on an annual basis, to 10% each of the value of the shareholder’s Class A Shares.)

The liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum.	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan.

Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code.

The separation from service by a participant or beneficiary in an Employee Benefit Plan.

Excess contributions distributed from an Employee Benefit Plan.

Distributions from a qualified Employee Benefit Plan invested in the GST Funds which are being rolled over to a Goldman IRA in the same share class.

Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.
      Repurchase of AXA Enterprise Funds Class A Shares. An investor repurchasing Class A Shares within 180 days redeeming shares in the same class of the same AXA Enterprise Fund is eligible, upon request, for a sales charge waiver or a credit to the investor’s account with the amount of the CDSC previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. For federal income tax purposes, the original redemption is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Investors are advised to consult their tax advisor to determine how a redemption would affect them. Enterprise Multimanager Trust may modify or terminate the reinstatement privilege at any time.
      Repurchase of GST Funds Class A Shares. An investor may redeem shares of a GST Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at net asset value. To be eligible for this privilege, the investor must hold the shares he wants to redeem for at least 30 days and must reinvest the share proceeds within 90 days after redemption. An investor may reinvest in Class A Shares of the same GST Fund or another GST Fund.
      If an investor pays a CDSC upon redemption of Class A Shares and then reinvests in Class A Shares as described above, the account will be credited with the amount of the CDSC the investor paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable under a subsequent redemption.
      The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at net asset value in a tax-sheltered Employee Benefit Plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request. There may be tax consequences as a result of a redemption. Professional tax advice should be sought regarding the tax consequences of a redemption and reinvestment.
Distribution and Shareholder Servicing Arrangements
      AXA Enterprise Fund Class A Shares. Enterprise Multimanager Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class A Shares of the AXA Enterprise Funds. Under the AXA Enterprise Funds Class A Plan, the AXA Enterprise Funds may pay to the AXA Enterprise Funds’ distributor a maximum service fee for services provided to Class A shareholders equal to on an annual basis 0.25% of Class A Shares’ average daily net assets for each of the AXA Enterprise Funds. In addition to this service fee, Class A Shares may pay a maximum distribution fee of 0.20% (0.05% for the AXA Enterprise Asset Allocation Funds) of their daily net assets.
      AXA Enterprise Fund Class B Shares. Enterprise Multimanager Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class B Shares of the AXA Enterprise Funds. Under the AXA Enterprise Funds Class B Plan, the AXA Enterprise Funds may pay to the AXA Enterprise Funds’ distributor maximum distribution fees equal to on an annual basis, 0.75% of average daily net assets attributable to Class B Shares of an AXA Enterprise Fund. The AXA Enterprise Funds’ distributor may be paid a maximum service fee equal to an annual rate of 0.25% of the average net assets attributable to Class B Shares of the AXA Enterprise Funds. Currently, the AXA Enterprise Funds pay their distributor a service and distribution fee equal to 1.00% of the Class B Shares average daily net assets.
      AXA Enterprise Fund Class C Shares. Enterprise Multimanager Trust has adopted distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class C Shares of the AXA Enterprise Funds. Under the AXA Enterprise Funds Class C Plan, the AXA Enterprise Funds may pay to the AXA Enterprise Funds’ distributor maximum distribution fees equal to on an annual basis 0.75% of average daily net assets attributable to Class C Shares of an AXA Enterprise Fund. The AXA Enterprise Funds’ distributor may be paid a maximum service fee equal to an annual rate of 0.25% of the average net assets attributable to Class C Shares of the AXA Enterprise Funds. Currently, the AXA Enterprise Funds pay their distributor a service and distribution fee equal to 1.00% of the Class C Shares average daily net assets.
      The compensation the AXA Enterprise Funds’ distributor receives under the AXA Enterprise Funds Class A Plan, Class B Plan and Class C Plan is for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares, including printing and mailing of the AXA Enterprise Funds’ prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, compensation to financial intermediaries and broker-dealers and holding seminars and sales meetings with wholesale and retail sales personnel assigned to promote the distribution of shares.
      AXA Enterprise Fund Class P Shares. Enterprise Multimanager Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class P Shares of the AXA Enterprise Funds (other than the AXA Enterprise Asset Allocation Funds). Under the AXA Enterprise Funds Class P Plan, the AXA Enterprise Funds will pay to the AXA Enterprise Funds’ distributor a service fee for services provided to Class P shareholders equal, on an annual basis, to 0.25% of Class P Shares’ average daily net assets for each of the AXA Enterprise Funds (other than the AXA Enterprise Asset Allocation Funds). No distribution fee is payable under the AXA Enterprise Funds’ Class P Plan. Holders of AXA Enterprise Fund Class P Shares who receive GST Fund Class A Shares in connection with the reorganization will be subject to the distribution fees payable under the GST Class A Plan as described below.
      AXA Enterprise Fund Class Y Shares. Class Y Shares pay no distribution or service fees.

Sales charge, Distribution and Shareholder Servicing Arrangements for GST
      GST Class A Shares. GST has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act under which Class A Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class A Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a GST Fund attributable to Class A Shares.
      GST Class B Shares. GST has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act under which Class B Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class B Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services and personal account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a GST Fund attributable to Class B Shares.
      GST Class C Shares. GST has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act under which Class C Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class C Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services and personal account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a GST Fund attributable to Class C Shares.
      The distribution fees paid under the GST Class A, B and C Plans are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B or Class C Shares.
      GST Institutional Shares. GST Institutional Shares are not subject to a distribution plan or shareholder servicing plan.
Contingent Deferred Sales Charges
      AXA Enterprise Funds Class B Shares. Class B Shares are sold at net asset value, without any sales charges at the time of purchase. However, there may be a CDSC on shares that is payable upon redemption. The holding period for purposes of timing the conversion to Class A Shares and determining the CDSC will continue to run after an exchange to Class B Shares of another AXA Enterprise Fund. The AXA Enterprise Funds will not accept single purchase orders for Class B Shares over $100,000.
      The amount of the CDSC declines as you hold your shares over time, according to the following schedule.
AXA Enterprise Funds

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	None

      Class B Shares will automatically convert to Class A Shares of the same AXA Enterprise Fund eight years after the end of the calendar month in which the purchase order for the Class B Shares was accepted. A pro rata portion of any Class B Shares acquired through reinvestment of dividends or distributions will convert along with Class B Shares that were purchased. Class A Shares are subject to lower expenses than Class B Shares. The conversion of Class B Shares to Class A Shares is not a taxable event for federal income tax purposes.
      GST Fund Class B Shares. As discussed further below, the CDSC schedule for the Corresponding GST Funds only differs in the third year from the AXA Enterprise Funds CDSC schedule. [Holders of AXA Enterprise Funds Class B Shares who receive GST Fund Class B Shares in connection with the Reorganization will be charged CDSCs on those GST Fund Class B Shares based on the [AXA Enterprise/ GST CDSC schedule set forth above/below.]] In addition, former AXA Enterprise Funds Class B shareholders will be credited for the period of time from the original date of purchase of the AXA Enterprise Funds Class B Shares for purposes of determining the amount of their CDSC, if any. GST Fund Class B Shares purchased after the Effective Time of the Reorganization will be charged CDSCs according to the GST Fund CDSC schedule below.
GST Funds

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	None
      Class B Shares of a GST Fund will automatically convert into Class A Shares of the same GST Fund at the end of the calendar quarter that is eight years after the purchase date.
      If an investor acquires Class B Shares of a GST Fund by exchange from Class B Shares of another GST Fund, those Class B Shares will convert into Class A Shares of such GST Fund based on the date of the initial purchase and the CDSC schedule of that purchase.
      If an investor acquires Class B Shares through reinvestment of distributions, those Class B Shares will convert into Class A Shares based on the date of the initial purchase of the shares on which the distribution was paid.
      A maximum purchase limitation of $100,000 in the aggregate normally applies to the purchase of Class B Shares of the GST Funds. Once the current value of an investor’s Class B Shares in the aggregate across all GST Funds is equal to $100,000, an investor will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause an investor’s holdings in Class B Shares to exceed $100,000 will be rejected.
      AXA Enterprise Funds Class C Shares. Class C Shares are sold at net asset value. A CDSC of 1% is imposed on redemptions of Class C Shares of the AXA Enterprise Fund within the first year after purchase. The holding period for purposes of determining the CDSC will continue to run after an exchange to Class C Shares of another AXA Enterprise Fund. The AXA Enterprise Funds will not accept single purchase orders for Class C Shares over $1,000,000.
      GST Fund Class C Shares. Class C Shares are sold at net asset value. There is no front-end sales charge imposed on Class C Shares of the GST Funds, however, a maximum CDSC of 1.00% is imposed in the event of redemptions within 12 months of purchase (or initial investment in a GST Fund from which an exchange is made). No additional Class C Shares may be purchased by an investor either in an initial purchase or in subsequent purchases if the current market value of the shares owned and/or purchased is equal to or exceeds $1 million.
      For more information on the circumstances when the Class B Share CDSC will be waived see “CDSC Waivers — AXA Enterprise Funds and GST Funds.”
          Redemption Fees.
      All AXA Enterprise Funds charge a 2% redemption fee if you redeem or exchange shares of an AXA Enterprise Fund after holding them one month or less. This fee is assessed and retained by an AXA Enterprise Fund for the benefit of the remaining shareholders. If the short-term trading fee is $50 or less, it may not be assessed on a redemption or exchange; however, during the 30-day period following a purchase or exchange, an AXA Enterprise Fund reserves the right to collect short-term trading fees relating to a series of transactions by a shareholder if, in the aggregate, the fees total more than $50. The AXA Enterprise Funds will use the “first in, first out” method to determine the shareholder’s holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the shareholder’s account. The AXA Enterprise Funds reserve the right to modify or discontinue the short-term trading fee at any time or from time to time.
      Goldman Sachs Structured International Equity Fund and Goldman Sachs Core Plus Fixed Income Fund charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, a GST Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the GST Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the GST Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.
      The AXA Enterprise Funds and GST Funds do not assess a redemption fee with respect to certain transactions, specifically:

AXA Enterprise Funds	GST Funds

Shares purchased by the reinvestment of dividends or capital gain distributions;	Redemptions of shares acquired by reinvestment of dividends or capital gains distributions;

Shares redeemed or exchanged by the AXA Enterprise Allocation Funds or the portfolios of the Texas 529 qualified tuition savings plans;	Redemptions of shares by other Funds of GST (e.g., GST Asset Allocation Funds);

Shares redeemed or exchanged through an auto rebalancing, or asset reallocation, wrap fee, omnibus or other program approved by AXA Equitable;	Redemptions of shares that are acquired or redeemed in connection with participation in a systematic withdrawal program or automatic investment plan;

Redemptions of shares held through discretionary wrap programs or models programs that utilize regularly scheduled automatic rebalancing of assets and that have provided GSAM with a representation letter specifying certain operating policies and standards;

AXA Enterprise Funds	GST Funds

Shares redeemed by an AXA Enterprise Fund to cover various fees (e.g., account fees).	Redemptions of shares involving transactions other than participant initiated exchanges from retirement plans and accounts maintained pursuant to Section 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code. Redemptions involving transactions other than participant initiated exchanges would include, for example: loans; required minimum distributions; rollovers; forfeiture; redemptions of shares to pay fees; plan level redemptions or exchanges; redemptions pursuant to systematic withdrawal programs; return of excess contribution amounts; hardship withdrawals; redemptions related to death, disability or qualified domestic relations order; and certain other transactions;

Redemptions of shares from accounts of financial institutions in connection with hedging services provided in support of nonqualified deferred compensation plans offering the GST Funds;

Redemption of shares where the GST Funds are made available as an underlying investment in certain group annuity contracts; or

Redemption of shares that are issued as part of an investment company reorganization to which a GST Fund is a party.

Redemption of shares representing “seed capital” investments by Goldman Sachs or its affiliates.
      Class A, Class B, Class C or Institutional Shares of the Goldman Sachs Structured International Equity Fund and Goldman Sachs Core Plus Fixed Income Fund issued on the closing date of the Reorganization to AXA Enterprise Fund shareholders in connection with the Reorganization will not be subject to a redemption fee. However, new purchases of Class A, Class B, Class C or Institutional Shares of the Goldman Sachs Structured International Equity Fund and Goldman Sachs Core Plus Fixed Income Fund made by former AXA Enterprise Fund shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.

Purchases, Redemptions and Exchanges of Shares
Purchase Policies.
      The following chart compares existing purchase policies of the AXA Enterprise Funds and GST Funds:

	AXA Enterprise Funds:
	Class A Shares		GST Funds:
	Class B Shares		Class A Shares
	Class C Shares		Class B Shares
	Class P Shares*		Class C Shares

Minimum Initial Investment	Individual Retail Accounts	$2,000	Regular Accounts	$1,000
	Individual Retirement Accounts (IRAs)	$ 250	Employer Sponsored Benefit Plans	$250

	Automatic Bank Draft Plan	$ 250	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$250

	Coverdell ESA	$ 250	Individual Retirement Accounts and Coverdell ESAs	$250

	Certain fee-based programs with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an Agreement	No minimum requirement	Automatic Investment Plans	$250

	Corporate Retirement Accounts such as 401(k) and 403(b) Plans	No minimum requirement

*	Class P Shares are no longer available for investment.

	AXA Enterprise Funds:		GST Funds:
	Class Y Shares		Institutional Shares

Minimum Initial Investment	Corporations, banks, saving institutions, trust companies, insurance companies, pension funds, employee benefit plans, professional firms, trusts, estates or educational, religious or charitable organizations	$1,000,000 in Class Y Shares	Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Investment companies registered under the 1940 Act	$1,000,000 in Class Y Shares	Section 401(k), profit sharing, money purchase pension, tax- sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Financial institution buyers	$1,000,000 in Class Y Shares	State, county, city or any instrumentality, department, authority or agency thereof	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Employees of AXA Financial or its subsidiaries or an immediate family member of such employee	Not subject to $1,000,000 minimum	Corporations with at least $100 million in assets or in outstanding publicly traded securities	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

AXA Enterprise Funds:		GST Funds:
Class Y Shares		Institutional Shares

Wrap account clients of an eligible broker- dealer or a client of a fee-based planner that is unaffiliated with a broker-dealer	Not subject to $1,000,000 minimum	“Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

Present or former trustees of Enterprise Multimanager Trust or a spouse or minor child of any such trustee or any trust, IRA or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative	Not subject to $1,000,000 minimum	Registered investment advisers investing for accounts for which they receive asset- based fees	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Qualified non-profit organizations, charitable trusts, foundations and endowments	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Individual investors	$10,000,000

		Accounts over which GSAM or its advisory affiliates have investment discretion	$10,000,000

		Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

	AXA Enterprise Funds:
	Class A Shares		GST Funds:
	Class B Shares		Class A Shares
	Class C Shares		Class B Shares
	Class P Shares		Class C Shares

Minimum Subsequent Investments	Individual Retail Accounts	$ 50	Regular Accounts	$50
	Individual Retirement Accounts (IRAs)	$ 50	Employee Benefit Plans	None

	Automatic Bank Draft Plan	$ 50	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$50

	Coverdell ESAs	$ 50	Coverdell ESAs	$50

	Certain fee based programs with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an Agreement	No minimum requirement	Automatic Investment Plans	$50

	Corporate Retirement Accounts, such as 401(k) and 403(b)	No minimum requirement

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Minimum Subsequent Investments	None	None

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Purchase Methods	Order through AXA by mailing or wiring payment to AXA Enterprise Shareholder Services; through ACH; through broker or other financial professional	Directly through GST by mail; by wire or through ACH; through an authorized dealer

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Purchase Methods	Order through AXA by mailing or wiring payment to AXA Enterprise Shareholder Services; through ACH; through broker or other financial professional	Order through GST by telephone, and either send payment by wire through The Northern Trust Company or by check to GST by mail; through an authorized financial institution

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Systematic/ Automatic Investment Plan	Yes (subject to $250 initial investment and $50 minimum subsequent investment)	Yes ($50 per month minimum)

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Systematic/ Automatic Investment Plan	Yes (subject to $250 initial investment and $50 minimum subsequent investment)	None
Redemption Procedures.
      The following chart compares existing redemption procedures of the AXA Enterprise Funds and GST Funds.

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Request Made by Mail	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Request Made by Mail	Yes	Yes

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Request made by Telephone	Yes (If authorized this service)	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Request made by Telephone	Yes (If authorized this service)	Yes

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Proceeds paid by Wire	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Proceeds paid by Wire	Yes	Yes

AXA Enterprise Funds:
Class A Shares	GST Funds:
Class B Shares	Class A Shares
Class C Shares	Class B Shares
Class P Shares	Class C Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account (except for individual IRA accounts) and withdrawals must be $100 or more

The maximum annual rate at which Class B Shares may be sold is 10% of the net asset value of the account	Yes, but withdrawals must be $50 or more

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account (except for individual IRA accounts) and withdrawals must be $100 or more	No

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Proceeds paid by Check	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Proceeds paid by Check	Yes	Yes

AXA Enterprise Multi-
Manager Funds Trust:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Check Writing Privileges	No	No

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Check Writing Privileges	No	No

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Involuntary Redemptions	Yes — If account balance drops to $500 or less due to redemption activity (45 days’ notice provided)	Yes — If account balance drops below the required Fund minimum because of redemptions (60 days’ written notice provided) If your institution or authorized dealer’s relationship with Goldman Sachs is terminated and your account does not transfer to an entity with a relationship with Goldman Sachs

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Involuntary Redemptions	Yes — If account balance drops to $500 or less due to redemption activity (45 days’ notice provided)	Generally no — But if your institution or authorized dealer’s relationship with Goldman Sachs is terminated and your account does not transfer to an entity with a relationship with Goldman Sachs
Share Exchanges.

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

By Mail	Yes	Yes

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

By Mail	Yes	Yes

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

By Telephone	Yes, if authorized this service	Yes, if the telephone exchange privilege on the account application was not declined

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

By Telephone	Yes, if authorized this service	Yes, if the telephone exchange privilege on the account application was elected

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

By Website	Yes	No

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

By Website	Yes	No

AXA Enterprise Funds:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares
	Class P Shares	Class C Shares

Minimum	If the exchange results in opening new account, subject to applicable minimum investment requirement	If the exchange represents the initial investment, the amount must satisfy initial investment requirements

	AXA Enterprise Funds:	GST Funds:
	Class Y Shares	Institutional Shares

Minimum	If the exchange results in opening new account, subject to applicable minimum investment requirement	If the exchange represents the initial investment, the amount must satisfy initial investment requirements

Pricing of Shares for the AXA Enterprise Funds and GST Funds
      The price per share (offering price) of the AXA Enterprise Funds will be the net asset value per share next calculated after your order is received “in good order” by the Transfer Agent or an approved financial intermediary (plus or minus applicable sales charges).
      The price per share (offering price) of the GST Funds will be the net asset value next calculated after a GST Fund receives your order in proper form plus, in case of Class A Shares, the applicable front-end sales charges, or any redemption fees.
      For processing purchase and redemption orders, the net asset value per share of each of the AXA Enterprise Funds and GST Funds is calculated each business day at 4:00 p.m. Eastern Time.
      The net asset value for GST Fund shares and AXA Enterprise Fund shares is determined on any day that the NYSE is open.
Dividends and Other Distributions
      Dividends from investment company taxable income for the AXA Enterprise Funds and GST Funds are declared and paid as follows:

	AXA Enterprise Funds	GST Funds

Declared Daily and Paid Monthly	AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

Declared Annually and Paid Annually	All AXA Enterprise Funds (other than AXA Enterprise Multimanager Core Bond Fund)	All GST Funds (other than Goldman Sachs Core Plus Fixed Income Fund)

      Both the AXA Enterprise Funds and GST Funds make distributions of capital gains (if any) at least annually.

PART B
GOLDMAN SACHS TRUST
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured International Equity Fund
Goldman Sachs Tollkeeper Fund
Goldman Sachs Core Plus Fixed Income Fund
Goldman Sachs Equity Growth Strategy Portfolio
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio

Statement of Additional Information
                    , 2007

Acquisition of substantially all of the assets and liabilities of:	By and in exchange for shares of:

AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund

AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund

AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund

AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund

AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund

AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund

AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund

AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund

AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio

AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio

AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio

AXA Enterprise Moderate Plus Allocation Fund (collectively, the “AXA Enterprise Multimanager Funds”)	Goldman Sachs Growth Strategy Portfolio (collectively, the “GST Funds”)

(each, a series of the AXA Enterprise	(each a series of the Goldman Sachs Trust)
Multimanager Funds Trust)	71 South Wacker Drive
1290 Avenue of the Americas, 8th Floor	Suite 500
New York, NY 10104	Chicago, Illinois 60600
     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated ___, 2007 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the AXA Enterprise Multimanager Funds which will be held on April 25, 2007. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.
General Information:
     This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of the AXA Enterprise Multimanager Funds by its corresponding GST Fund and the assumption by the GST Funds of substantially all of the liabilities of the AXA Enterprise Multimanager Funds. Such assets and liabilities of each AXA Enterprise Multimanager Fund are proposed to be exchanged for Class A Shares, Class B Shares, Class C Shares, Class A Shares or Institutional Shares, as the case may be, of the corresponding GST Fund having an aggregate value equal to the net asset value of the particular AXA Enterprise Multimanager Fund’s Class A Shares, Class B Shares, Class C Shares, Class P Shares or Class Y Shares as of the Valuation

Date. At the effective time of the reorganization, each corresponding GST Fund will distribute shares to each holder of the AXA Enterprise Multimanager Fund’s shares in an amount equal in value to the shareholder’s AXA Enterprise Multimanager Fund shares as of the effective time of the reorganization and each AXA Enterprise Multi-Manager Fund will completely liquidate (collectively, the “Reorganization”).
   Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:

(1)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Funds (previously filed on EDGAR, Accession No. 0001193125-06-043969).

(2)	Supplement dated September 15, 2006 to the Prospectus and the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Funds (previously filed on EDGAR, Accession No. 0001193125-06-191357).

(3)	The audited financial statements and related report of the independent registered public accounting firm included in the AXA Enterprise Multimanager Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Multimanager Funds (previously filed on EDGAR, Accession No. 0001193125-07-003754). No other parts of the Annual Report are incorporated herein by reference.

(4)	Statement of Additional Information dated December 29, 2006, as amended January 8, 2007, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs BRIC Fund and Goldman Sachs Concentrated Growth Fund (previously filed on EDGAR, Accession No. 0000950123-07-000202).

(5)	Statement of Additional Information dated October 16, 2006, as amended November 29, 2006, with respect to Class A Shares, Class C Shares and Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund (previously filed on EDGAR, Accession No. 0000950123-06-012623).

(6)	Statement of Additional Information dated December 15, 2006 with respect to Class B Shares and Service Shares of the Goldman Sachs Core Plus Fixed Income Fund and Class B Shares of the Goldman Sachs Enhanced Income Fund (previously filed on EDGAR, Accession No. 0000950123-06-012620).

(7)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006 with respect to Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio (previously filed on EDGAR, Accession No. 0000950123-06-007805 ).

(8)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper Fund, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund (previously filed on EDGAR, Accession No. 0000950123-06-007805).

(9)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Large Cap Value Fund and Goldman Sachs Structured International Equity Fund (previously filed on EDGAR, Accession No. 0000950123-06-013820). No other parts of the Annual Report are incorporated herein by reference.

(10)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Growth Opportunities Fund (previously filed on EDGAR, Accession No. 0000950123-06-013824). No other parts of the Annual Report are incorporated herein by reference.

(11)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Mid Cap Value Fund (previously filed on EDGAR, Accession No. 0000950123-06-013826). No other parts of the Annual Report are incorporated herein by reference.

(12)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Tollkeeper Fund (previously filed on EDGAR, Accession No. 0000950123-06-002939). No other parts of the Annual Report are incorporated herein by reference.

(13)	The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Tollkeeper Fund (previously filed on EDGAR, Accession No. 0000950123-06-011299). No other parts of the Semi-Annual Report are incorporated herein by reference.

(14)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio (previously filed on EDGAR, Accession No. 0000950123-06-002940). No other parts of the Annual Report are incorporated herein by reference.

(15)	The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio (previously filed on EDGAR, Accession No. 0000950123-06-011244). No other parts of the Semi-Annual Report are incorporated herein by reference.
Pro Forma Financial Statements
     Under the Reorganization Agreement, each AXA Enterprise Multimanager Fund is proposed to be reorganized into the GST Fund listed directly opposite such Fund in the table below.

AXA Enterprise Funds	GST Fund
AXA Enterprise Multimanager Core Equity Fund	Goldman Sachs Structured U.S. Equity Fund
AXA Enterprise Multimanager Growth Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Multimanager Mid Cap Growth Fund	Goldman Sachs Growth Opportunities Fund
AXA Enterprise Multimanager Mid Cap Value Fund	Goldman Sachs Mid Cap Value Fund
AXA Enterprise Multimanager Value Fund	Goldman Sachs Structured Large Cap Value Fund
AXA Enterprise Multimanager International Equity Fund	Goldman Sachs Structured International Equity Fund
AXA Enterprise Multimanager Technology Fund	Goldman Sachs Tollkeeper Fund
AXA Enterprise Multimanager Core Bond Fund	Goldman Sachs Core Plus Fixed Income Fund
AXA Enterprise Aggressive Allocation Fund	Goldman Sachs Equity Growth Strategy Portfolio
AXA Enterprise Conservative Allocation Fund	Goldman Sachs Balanced Strategy Portfolio
AXA Enterprise Moderate Allocation Fund	Goldman Sachs Growth and Income Strategy Portfolio
AXA Enterprise Moderate Plus Allocation Fund	Goldman Sachs Growth Strategy Portfolio

     Shown below are unaudited pro forma financial statements for the combined Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Tollkeeper Fund assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated ___, 2007, had been consummated as of August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, and June 30, 2006 with respect to the Goldman Sachs Tollkeeper Fund.
     The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, and June 30, 2006 with respect to the Goldman Sachs Tollkeeper Fund.
     The Pro Forma Combined Statements of Operations for the Goldman Sachs Structured U.S. Equity Fund are for the twelve-months ended August 31, 2006 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred September 1, 2005. The Pro Forma Combined Statements of Operations for the Goldman Sachs Tollkeeper Fund are for the twelve-months ended June 30, 2006 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred July 1, 2005.
     The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund; and June 30, 2006 with respect to the Goldman Sachs Tollkeeper Fund. These pro forma numbers have been estimated in good faith based on information regarding the applicable AXA Enterprise Multimanager Fund and GST Fund for the twelve month period ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund and June 30, 2006 with respect to the Goldman Sachs Tollkeeper Fund.
     The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of certain AXA Enterprise Multimanager Funds and GST Funds and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund; and June 30, 2006 with respect to the Goldman Sachs Tollkeeper Fund.
     The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the particular GST Fund included in the Annual Reports to Shareholders for the fiscal year ended August 31, 2006 (with respect to the Goldman Sachs Structured U.S. Equity Fund) and December 31, 2005 (with respect to the Goldman Sachs Tollkeeper Fund) along with the Semi-Annual Report for the fiscal period ended June 30, 2006 (with respect to the Goldman Sachs Tollkeeper Fund), each of which are incorporated herein by reference, and the financial statements and related notes of the AXA Enterprise Multimanager Core Equity Fund and AXA Enterprise Multimanager Technology Fund of the AXA Enterprise Funds included in its Annual Report to Shareholders for the fiscal year ended October 31, 2006 which is incorporated herein by reference. The combination of each AXA Enterprise Multimanager Fund and its corresponding GST Fund will be accounted for as a tax-free reorganization.
     There are multiple pro forma financial statements for the combination of the AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Capital Appreciation Fund and Goldman Sachs Structured U.S. Equity Fund because it is possible that (i) only one of the AXA Enterprise Fund or AXA Enterprise Multimanager Fund will approve its reorganization with its corresponding GST Fund or (ii) both the AXA Enterprise Fund and AXA Enterprise Multimanager Fund will approve the reorganization with their corresponding GST Fund. Therefore, pro forma financial statements for combined and individual combinations (except the AXA Enterprise Multimanager Core Equity Fund and AXA Enterprise Multimanager Growth Fund for individual combinations) are shown.
     No pro forma information has been prepared for the reorganization of the AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Mulitmanager Core Bond Fund, AXA Enterprise Aggressive Allocation Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund and AXA Enterprise Moderate Plus Allocation Fund because as of January 12, 2007 the net asset value at such AXA Enterprise Funds did not exceed 10% of the net asset value of the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Core Plus Fixed Income Fund, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio and Goldman Sachs Growth Strategy Portfolio, respectively, and therefore pro forma information is not required.

Pro Forma Combined Statement of Investments for the Goldman Sachs Structured U.S. Equity Fund and AXA Enterprise Capital Appreciation Fund and AXA MM Core Equity Fund
August 31, 2006 (Unaudited)

	Shares				Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund

					Common Stocks-97.4%
					Advertizing-0.00%
—	—	1,300	—	1,300	Interpublic Group *	—	—	11,934	—	11,934

					Aerospace & Defense 4.4%
—	164,398	—	—	164,398	General Dynamics Corp.	—	11,105,085	—	—	11,105,085
—	93,126	—	—	93,126	Locheed Martin Corp.	—	7,692,208	—	—	7,692,208
371,000	—	500	—	371,500	Northrop Grumman Corp.	24,786,510	—	33,405	—	24,819,915
330,573	—	600	—	331,173	The Boeing Co.	24,759,918	—	44,940	—	24,804,858
71,600	100,542	—	—	172,142	United Technologies Corp.	4,490,036	6,304,989	—	—	10,795,025

						54,036,464	25,102,282	78,345	—	79,217,091

					Air Freight & Couries-0.8%
—	144,176	510	—	144,686	Fedex Corp	—	14,566,101	51,525	—	14,617,626
—	—	125	—	125	United Parcel Service Inc.	—	—	8,757	—	8,757

						—	14,566,101	60,282	—	14,626,383

					Airlines-0.0%
—	—	5,700	—	5,700	Jet Blue Airways Corp. *			58,368		58,368

					Auto Components-0.0%
—	—	375	—	375	Autoliv Inc.	—	—	21,194	—	21,194
—	—	150	—	150	Borg Warner Inc.	—	—	8,507	—	8,507
—	—	150	—	150	Magna International	—	—	10,793	—	10,793

						—	—	40,494	—	40,494

					Automobiles-0.4%
—	—	225	—	225	DaimleChrysler AG	—	—	11,876	—	11,876
—	—	500	—	500	Peugeot SA Euro	—	—	28,205	—	28,205
—	57,541	200	—	57,741	Toyota Motor Corp. (ADR)	—	6,233,992	21,668	—	6,255,660

						—	6,233,992	61,749	—	6,295,741

					Banks-7.5%
947,884	—	—	—	947,884	Bank of America Corp.	48,787,590	—	—	—	48,787,590
—	—	400	—	400	Comerica Inc.	—	—	22,900	—	22,900
—	—	2,895	—	2,895	Fannie Mae	—	—	152,420	—	152,420
—	—	2,248	—	2,248	Freddie Mac	—	—	142,972	—	142,972
324,944	—	—	—	324,944	Hudson City Bankcorp, Inc.	4,243,769	—	—	—	4,243,769
—	—	600	—	600	Huntinton Bancshares Inc.	—	—	14,352	—	14,352
—	—	825	—	825	Key Corp	—	—	30,352	—	30,352
32,288	—	—	—	32,288	M&T Bank Corp.	3,953,988	—	—	—	3,953,988
38,400	—	—	—	38,400	Mercantile Bankshares Corp.	1,418,112	—	—	—	1,418,112
—	—	775	—	775	National City Corp.	—	—	26,800	—	26,800
—	—	125	—	125	PNC Financial Services		—	8,849	—	8,849
132,900	—	—	—	132,900	Regions Financial Corp.	4,783,071	—	—	—	4,783,071
467,475	—	1,100	—	468,575	U.S. Bancorp	14,991,923	—	35,277	—	15,027,200
38,448	—	—	—	38,448	UnionBanCal Corp.	2,303,035	—	—	—	2,303,035
133,025	—	200	—	133,225	Wachovia Corp.	7,267,156	—	10,926	—	7,278,082
31,900	—	875	—	32,775	Washington Mutual, Inc.(a)	1,336,291	—	36,654	—	1,372,945
1,019,112	249,541	750	—	1,269,403	Wells Fargo & Co.	35,414,142	8,671,550	26,063	—	44,111,755

						124,499,077	8,671,550	507,565	—	133,678,192

					Beverages-0.1%
—	—	1,200	—	1,200	Coca-Cola Inc.	—	—	53,772	—	53,772
—	29,451	1,755	—	31,206	Pepsico Co.	—	1,922,561	114,566	—	2,037,127

						—	1,922,561	168,338	—	2,090,899

					Biotechnology-3.4%
311,800	—	2,195	—	313,995	Amgen, Inc. *	21,180,574	—	149,105	—	21,329,679
183,472	—	—	—	183,472	Celgene Corp.*	7,465,476	—	—	—	7,465,476
—	135,009	—	—	135,009	Amalyn Pharmaceutical Co.	—	6,119,958	—	—	6,119,958
—	249,257	965	—	250,222	Genentech *	—	20,568,688	79,632	—	20,648,320
—	81,614	—	—	81,614	Genzyme Corp.	—	5,405,295	—	—	5,405,295
—	—	1,475	—	1,475	Gilead sciences *	—	—	93,515	—	93,515

						28,646,050	32,093,941	322,252	—	61,062,243

					Chemicals-2.4%
—	10,289	1,400	—	11,689	Air Products and Chemicals	—	682,058	92,806	—	774,864
163,265	—	—	—	163,265	Ashland, Inc.	10,308,552	—	—	—	10,308,552
—	—	500	—	500	Lubrizol Corp.	—	—	21,745	—	21,745
527,352	138,416	—	—	665,768	Monsanto Co.	25,017,579	6,566,455	—	—	31,584,034
—	17,570	—	—	17,570	Praxair Inc.	—	1,008,694	—	—	1,008,694

						35,326,131	8,257,207	114,551	—	43,697,889

					Commercial Services & Supplies-1.1%
—	—	400	—	400	Avery Dennison Corp.	—	—	24,776	—	24,776
45,817	—	—	—	45,817	Global Payments, Inc.	1,743,337	—	—	—	1,743,337
202,484	—	—	—	202,484	Manpower, Inc.	11,968,829	—	—	—	11,968,829
174,486	—	—	—	174,486	Waste Management, Inc.	5,981,380	—	—	—	5,981,380

						19,693,546	—	24,776	—	19,718,322

					Communications Equipment-2.9%
—	—	978	—	978	ADC Telecommunications *	—	—	13,350	—	13,350
1,756,400	—	3,400	—	1,759,800	Cisco Systems, Inc.*	38,623,236	—	74,766	—	38,698,002
—	—	2,925	—	2,925	Corning Inc. *	—	—	65,052	—	65,052
—	174,901	5,275	—	180,176	Motorola Inc.	—	4,089,185	123,329	—	4,212,514
—	—	1,300	—	1,300	Nokia Corp ADR	—	—	27,144	—	27,144
—	162,444	3,025	—	165,469	Qualcomm	—	6,119,265	113,951	—	6,233,216
—	—	1,265	—	1,265	Research in Motion *	—	—	104,363	—	104,363
303,900	—	1,000	—	304,900	Tellabs, Inc.*	3,096,741	—	10,190	—	3,106,931

						41,719,977	10,208,450	532,145	—	52,460,572

					Computers & Peripherals-2.0%
—	—	2,075	—	2,075	Apple Computer Co. Inc. *	—	—	140,788	—	140,788
—	—	3,700	—	3,700	Dell Inc. *	—	—	83,435	—	83,435
—	—	6,920	—	6,920	EMC Corp. *	—	—	80,618	—	80,618
947,700	—	1,700	—	949,400	Hewlett-Packard Co.	34,647,912	—	62,152	—	34,710,064
—	—	850	—	850	International Business Machines Corp.	—	—	68,825	—	68,825
—	—	1,180	—	1,180	Sandisk Corp. *	—	—	69,526	—	69,526

						34,647,912	—	505,344	—	35,153,256

					Consumer Durables & Apparel-0.0%
—	—	700	—	700	Matell Inc.	—	—	13,188	—	13,188

					Containers and Packaging-0.0%
—	—	675	—	675	Crown Holdings Inc. *	—	—	12,413	—	12,413
—	—	1,050	—	1,050	Owens Illinois Inc. *	—	—	15,918	—	15,918
—	—	1,000	—	1,000	Smurfit-Stone Container *	—	—	11,390	—	11,390

						—	—	39,721	—	39,721

					Diversified Financials-7.4%
—	—	2,550	—	2,550	American Express Co.	—	—	133,977	—	133,977
The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured U.S.	AXA Enterprise Capital	AXA MM Core		Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund

143,500	—	—	—	143,500	AmeriCredit Corp.* (a)	3,370,815	—	—	—	3,370,815
35,000	—	—	—	35,000	Ameriprise Financial, Inc.	1,600,550	—	—	—	1,600,550
—	—	2,000	—	2,000	Bank of America Corp.	—	—	102,940	—	102,940
—	—	6,300	—	6,300	Charles Schwab Corp.	—	—	102,753	—	102,753
189,770	—	4,100	—	193,870	Citigroup, Inc.	9,365,150	—	202,334	—	9,567,484
392,200	—	—	—	392,200	Countrywide Financial Corp.	13,256,360	—	—	—	13,256,360
—	91,081	50	(91,131)	—	Goldman Sachs Group Inc.	—	13,539,190	7,433	(13,546,623)	—
885,300	—	1,675	—	886,975	J.P. Morgan Chase & Co.	40,422,798		76,481	—	40,499,279
—	190,160	—	—	190,160	Lehman Brothers Holding Group Inc.	—	12,134,110	—	—	12,134,110
—	—	9,900	—	9,900	Lloyds TSB Group	—	—	98,205	—	98,205
337,599	—	2,195	—	339,794	Merrill Lynch & Co., Inc.	24,823,654	—	161398	—	24,985,052
—	—	75	—	75	Morgan Stanley Co.	—	—	4934	—	4,934
—	—	1,200	—	1,200	NYSE Group Inc. *	—	—	71160	—	71,160
—	—	1,900	—	1,900	Options Express Holdings Inc	—	—	49628	—	49,628
176,000		—	—	176,000	Principal Financial, Inc.	9,370,240	—	—	—	9,370,240
—	280,140	880	—	281,020	UBS AG	—	15,903,548	49,958	—	15,953,506
—	—	475	—	475	Waddel and Reed Financial	—	—	11,030	—	11,030

						102,209,567	41,576,848	1,072,231	(13,546,623)	131,312,023

					Diversified Telecommunications - 2.3%
476,800	—	300	—	477,100	AT&T, Inc.	14,842,784	—	9,339	—	14,852,123
—	—	1,500	—	1,500	Bellsouth Corp.	—	—	61,080	—	61,080
194,300	—	—	—	194,300	CenturyTel, Inc.	7,737,026	—	—	—	7,737,026
—	—	3,978	—	3,978	Chunghwa Telecom ADR	—	—	68,859	—	68,859
257,763	—	110	—	257,873	Embarq Corp.	12,153,525	—	5,187	—	12,158,712
—	—	17,900	—	17,900	Level 3 Communications *	—	—	79,297	—	79,297
332,330	—	2,200	—	334,530	Sprint Nextel Corp.	5,623,024	—	37,224	—	5,660,248
—	—	1,650	—	1,650	Verizon Communications	—	—	58,047	—	58,047

						40,356,359	—	319,033	—	40,675,392

					Electric Utilities - 3.2%
160,000	—	—	—	160,000	American Electric Power Co., Inc.* (a)	5,836,800	—	—	—	5,836,800
—	—	500	—	500	Constellation Energy	—	—	30,045	—	30,045
64,000	—	—	—	64,000	FirstEnergy Corp.	3,651,840	—	—	—	3,651,840
539,948	—	—	—	539,948	PG&E Corp.	22,640,020	—	—	—	22,640,020
388,701	—	890	—	389,591	TXU Corp.	25,735,893	—	58,927	—	25,794,820

						57,864,553	—	88,972	—	57,953,525

					Electrical Equipment - 0.4%
116,100	—	—	—	116,100	Energizer Holdings, Inc. * (a)	7,762,446	—	—	—	7,762,446
—	—	225	—	225	Cooper Industries Ltd.	—	—	18,423	—	18,423

						7,762,446	—	18,423	—	7,780,869

					Electronic Equipment & Services - 0.1%
—	—	300	—	300	Arrow Electronics Inc.	—	—	8,370	—	8,370
—	—	900	—	900	Flextronics *	—	—	10,620	—	10,620
123,200	—	—	—	123,200	Ingram Micro, Inc.*	2,217,600	—	—	—	2,217,600
—	—	3,200	—	3,200	Sanmina SCI Corp *	—	—	10,848	—	10,848
—	—	4,400	—	4,400	Solectron NPV *	—	—	13,816	—	13,816
—	—	250	—	250	Tech Data Corp. *	—	—	8,723	—	8,723

						2,217,600	—	52,377	—	2,269,977

					Energy Equipment & Services - 1.2%
65,200	—	—	—	65,200	Dresser-Rand Group, Inc.*	1,333,340	—	—	—	1,333,340
—	—	600	—	600	Global Santa Fe Corp.	—	—	29,532	—	29,532
—	240,624	1,210	—	241,834	Halliburton Co.	—	7,849,155	39,470	—	7,888,625
—	—	700	—	700	Rowan Co’s Inc.	—	—	23,940	—	23,940
49,900	134,594	—	—	184,494	Schlumberger Ltd.(a)	3,058,870	8,250,612	—	—	11,309,482

						4,392,210	16,099,767	92,942	—	20,584,919

					Food & Drug Retailing - 0.6%
—	—	1,500	—	1,500	Kroger Co.	—	—	35,715	—	35,715
221,500		450	—	221,950	Safeway, Inc.(a)	6,850,995	—	13,919	—	6,864,914
—	—	2,475	—	2,475	Sysco Corp.	—	—	77,690	—	77,690
—	69,456	—	—	69,456	Wallgreen Co.	—	3,435,294	—	—	3,435,294
—	—	970	—	970	Whole Foods Market Inc.	—	—	52,011	—	52,011

						6,850,995	3,435,294	179,335	—	10,465,624

					Food Products - 2.5%
602,751	167,937	—	—	770,688	Archer-Daniels-Midland Co.	24,815,259	6,913,966	—	—	31,729,225
—	—	175	—	175	Bunge Ltd.	—	—	9,860	—	9,860
—	—	1,200	—	1,200	Conagra Foods Inc.	—	—	28,560	—	28,560
—	—	600	—	600	Kellogg Co.	—	—	30,420	—	30,420
195,200	—	—	—	195,200	Kraft Foods, Inc.(a)	6,619,232	—	—	—	6,619,232
442,300	—	—	—	442,300	Tyson Foods, Inc.	6,515,079	—	—	—	6,515,079

						37,949,570	6,913,966	68,840	—	44,932,376

					Healthcare Equipment & Supplies - 0.8
—	—	300	—	300	Alcon Inc.	—	—	35,337	—	35,337
364,800	—	—	—	364,800	Applera Corp. — Applied Biosystems Group	11,181,120	—	—	—	11,181,120
19,900	—	—	—	19,900	Becton, Dickinson and Co.	1,387,030	—	—	—	1,387,030
—	—	3,200	—	3,200	Eclipsys Corp *	—	—	54,720	—	54,720
17,776	—	1,470	—	19,246	Fisher Scientific International, Inc.*	1,390,616	—	114,998	—	1,505,614
—	—	775	—	775	Zimmer Holding Corp. *	—	—	52,700	—	52,700

—						13,958,766	—	257,755	—	14,216,521

—					Healthcare Providers & Services - 5.1%
522,569	—	400	—	522,969	AmerisourceBergen Corp.	23,076,647	—	17,664	—	23,094,311
71,600	—	3,155	—	74,755	Caremark Rx, Inc.	4,148,504	—	182,801	—	4,331,305
—	—	2,295	—	2,295	Coventry Healthcare *	—	—	124,481	—	124,481
61,300	—	—	—	61,300	Express Scripts, Inc.*	5,154,104	—	—	—	5,154,104
130,000	—	—	—	130,000	Humana, Inc.*	7,920,900	—	—	—	7,920,900
414,000	—	—	—	414,000	McKesson Corp.	21,031,200	—	—	—	21,031,200
—	37,136	—	—	37,136	Quest Diagnostice Inc.	—	2,387,102	—	—	2,387,102
—	—	1,100	—	1,100	Tenet Healthcare Corp. *	—	—	8,668	—	8,668
—	520,828	1,345	—	522,173	United Health Group Inc.	—	27,057,015	69,873	—	27,126,888
—	—	1,600	—	1,600	Wellpoint Inc. *	—	—	123,856	—	123,856

						61,331,355	29,444,117	527,343	—	91,302,815

					Hotels, Restaurants & Leisure - 3.4%
38,941	—	—	—	38,941	Darden Restaurants, Inc.	1,378,511	—	—	—	1,378,511
—	123,438	—	—	123,438	Four Seasons Hotel	—	7,790,172	—	—	7,790,172
—	116,183	1,600	—	117,783	Las Vegas Sands Corp. *	—	8,110,735	111,697	—	8,222,432
37,400	—	—	—	37,400	Marriott International, Inc.	1,408,484	—	—	—	1,408,484
37,500	—	1,400	—	38,900	McDonald’s Corp.	1,346,250	—	50,260	—	1,396,510
—	251,948	1,930	—	253,878	MGM Mirage Inc. *	—	8,989,505	68,862	—	9,058,367
287,000	182,759	2,610	—	472,369	Starbucks Corp.*	8,899,870	5,667,357	80,936	—	14,648,163
—	51,077	—	—	51,077	Station Casinos Inc.	—	2,975,235	—	—	2,975,235
—	46,474	—	—	46,474	Wynn Resorts	—	3,597,552	—	—	3,597,552
—	163,697	—	—	163,697	Yum Brands Inc.	—	8,001,509	—	—	8,001,509

						13,033,115	45,132,065	311,755	—	58,476,935

					Household Durables - 2.5%
—	—	400	—	400	Clorox Co.	—	—	23,924	—	23924
117,263	—	575	—	117,838	Colgate-Palmolive Co.	7,019,363	—	34,420	—	7,053,783
—	93,246	—	—	93,246	KB Home	—	3,987,199	—	—	3,987,199
—	—	500	—	500	Kimberly-Clark Corp.	—	—	31,750	—	31,750
—	94,255	—	—	94,255	Lennar Corp.	—	4,226,394	—	—	4,226,394
220,569	263,577	2,530	—	486,676	Procter & Gamble Co.	13,653,221	16,315,416	156,607	—	30,125,244
—	—	1,300	—	1,300	Toll Brothers *	—	—	34,346	—	34,346

						20,672,584	24,529,009	281,047	—	45,482,640

The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured U.S.	AXA Enterprise Capital	AXA MM Core		Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund

					Household Products - 2.6%
952,320	—	11,630	—	963,950	General Electric Co.	32,436,019	—	396,118	—	32,832,137
196,412	—	—	—	196,412	Reynolds American, Inc. (a)	12,780,529	—	—	—	12,780,529

						45,216,548	—	396,118	—	45,612,666

					Industrial Conglomerates - 0.0%
—	—	325	—	325	Textron Inc.	—	—	27,255	—	27,255
—	—	2,890	—	2,890	Tyco International	—	—	75,574	—	75,574

						—	—	102,829	—	102,829

					Insurance - 5.2
—	—	400	—	400	Ace Ltd.	—	—	21,544	—	21,544
—	—	150	—	150	Allstate Corp.	—	—	8,691	—	8,691
135,227	—	—	—	135,227	AMBAC Financial Group, Inc.	11,709,306	—		—	11,709,306
—	—	3,200	—	3,200	American International Group, Inc.	—	—	204,223	—	204,223
594,600	90,398	1,000	—	685,998	Genworth Financial, Inc.	20,472,078	3,112,403	34,430	—	23,618,911
—	—	275	—	275	Hartford Financial	—	—	23,612	—	23,612
628,988	—	—	—	628,988	Loews Corp.	24,203,459	—		—	24,203,459
263,221	—	1,242	(1,242)	263,221	MBIA, Inc. (a)	16,222,310	—	76,544	(76,544)	16,222,310
—	—	650	—	650	Metlife Inc.	—	—	35,770	—	35,770
—	—	325	—	325	Old Republic	—	—	6,793	—	6,793
—	147,944	—	—	147,944	Progressive Corp.	—	3,637,943		—	3,637,943
—	—	150	—	150	Prudential Financial	—	—	11,012	—	11,012
102,600	—	—	—	102,600	Radian Group, Inc.	6,143,688	—		—	6,143,688
—	—	777	—	777	St. Paul Travelers	—	—	34,110	—	34,110
123,000	—	650	—	123,650	The Chubb Corp.	6,169,680	—	32,604	—	6,202,284
—	—	1,100	—	1,100	Unumprovident Corp.	—	—	20,845	—	20,845
—	—	400	—	400	XL Capital Class A	—	—	26,256	—	26,256

						84,920,521	6,750,346	536,434	(76,544)	92,130,757

					Internet & Catalog Retail - 0.0%
—	—	500	—	500	Amazon.com *	—	—	15,415	—	15,415
—	—	2,585	—	2,585	IAC/Interactive *	—	—	73,621	—	73,621

						—	—	89,036	—	89,036

					Internet Software & Services - 1.3%
58,900	—	348	—	59,248	Google, Inc., Class A *	22,295,417	—	131,727	—	22,427,144
—	—	250	—	250	Ceridian Corp. *	—	—	5,968	—	5,968
—	—	1,350	—	1,350	Electronic Data	—	—	32,171	—	32,171
—	—	4,555	—	4,555	Yahoo Inc. *	—	—	131,275	—	131,275

						22,295,417	—	301,141	—	22,596,558

					IT Consulting & Services - 1.5%
482,018	—	—	—	482,018	Computer Sciences Corp. *	22,838,013	—	—	—	22,838,013
89,400	—	—	—	89,400	First Data Corp.	3,841,518	—	—	—	3,841,518

						26,679,531	—	—	—	26,679,531

					Machinery - 0.7%
—	145,096	—	—	145,096	Caterpillar Inc.	—	9,627,120	—	—	9,627,120
—	—	500	—	500	Eaton Corp.	—	—	33,250	—	33,250
62,580	—	—	—	62,580	Illinois Tool Works, Inc.	2,747,262	—	—	—	2,747,262
—	—	250	—	250	Ingersoll-Rand Co.	—	—	9,505	—	9,505
—	—	500	—	500	SPX Corp	—	—	26,400	—	26,400

						2,747,262	9,627,120	69,155	—	12,443,537

					Media - 5.9%
782,281	—	1,262	—	783,543	CBS Corp. Class B	22,334,123	—	36,030	—	22,370,153
485,783	—	—	—	485,783	Clear Channel Communications, Inc.	14,107,138	—	—	—	14,107,138
—	—	1,650	—	1,650	Comcast Corp. Class A *	—	—	57,750	—	57,750
—	446,314	3,995	—	450,309	Comcast Corp. *	—	15,620,990	139,464	—	15,760,454
—	—	4,491	—	4,491	DirectTV Group *	—	—	84,386	—	84,386
—	—	2,040	—	2,040	Sirius Satellite Radio *	—	—	8,344	—	8,344
70,500	—	—	—	70,500	The McGraw-Hill Companies., Inc.	3,941,655	—	—	—	3,941,655
666,132	—	200	—	666,332	The Walt Disney Co.	19,750,814	—	5,930	—	19,756,744
1,795,258	—	2,600	—	1,797,858	Time Warner, Inc.	29,837,188	—	43,212	—	29,880,400
—	—	462	—	462	Viacom Inc. Class B *	—	—	16,771	—	16,771

						89,970,918	15,620,990	391,887	—	105,983,795

					Metals & Mining - 0.1%
26,700	—	—	—	26,700	Newmont Mining Corp.	1,368,375	—		—	1,368,375
—	—	1,200	—	1,200	Southern Copper Corp.			110,784		110,784

						1,368,375	—	110,784	—	1,479,159

					Multi-Utilities - 0.0%
—	—	225	—	225	Dominion Resources	—	—	17,975	—	17,975

					Multiline Retail - 0.9%
240,250	—	—	—	240,250	Costco Wholesale Corp.	11,241,297	—	—	—	11,241,297
—	—	1,545	—	1,545	Nordstrom Inc.	—	—	57,706	—	57,706
—	104,977	2,925	—	107,902	Target Corp	—	5,079,837	141,540	—	5,221,377
—	—	650	—	650	Saks Inc.	—	—	9,380	—	9,380
—	—	500	—	500	Wall-mart Stores Inc.	—	—	22,360	—	22,360

						11,241,297	5,079,837	230,986	—	16,552,120

					Oil & Gas - 7.9%
53,504	—	—	—	53,504	Anadarko Petroleum Corp.	2,509,873	—	—	—	2,509,873
20,200	—	1,700	—	21,900	Apache Corp.	1,318,656	—	110,976	—	1,429,632
—	—	425	—	425	BP Amoco P.L.C. ADR	—	—	28,921	—	28,921
—	—	1,250	—	1,250	Canadian Natural Resource Ltd.	—	—	65,364	—	65,364
—	—	3,042	—	3,042	Chevron Corp.	—	—	195,905	—	195,905
—	—	2,125	—	2,125	Conocophillips Co.	—	—	134,789	—	134,789
407,744	—	—	—	407,744	Devon Energy Corp.(a)	25,479,922	—	—	—	25,479,922
19,337	—	1,415	—	20,752	EOG Resources, Inc.	1,253,424	—	91,720	—	1,345,144
1,020,216	—	4,975	—	1,025,191	Exxon Mobil Corp.	69,038,017	—	336,658	—	69,374,675
—	—	275	—	275	Marathon Oil Corp.	—	—	22,963	—	22,963
—	—	1,525	—	1,525	Occidental Petroleum	—	—	77,760	—	77,760
—	154,454	—	—	154,454	Peabody Energy Corp.	—	6,806,788	—	—	6,806,788
—	—	300	—	300	Total S A Sponsored	—	—	20,229	—	20,229
235,400	—	—	—	235,400	Sunoco, Inc.	16,927,614	—	—	—	16,927,614
53,367	—	—	—	53,367	Ultra Petroleum Corp.*	2,649,138	—	—	—	2,649,138
—	—	1,270	—	1,270	Valero Energy	—	—	72,898	—	72,898
313,900	—	—	—	313,900	XTO Energy, Inc.	14,367,203	—	—	—	14,367,203

						133,543,847	6,806,788	1,158,183	—	141,508,818

					Pharmaceuticals - 5.3%
—	105,827	700	—	106,527	Abbot Labs	—	5,153,775	34,090	—	5,187,865
29,000	—	—	—	29,000	Forest Laboratories, Inc.*	1,449,420	—	—	—	1,449,420
41,437	—	3,284	—	44,721	Johnson & Johnson	2,679,317	—	212,343	—	2,891,660
—	—	1,405	—	1,405	Lilly & Co.	—	—	78,582	—	78,582
660,745	—	1,375	—	662,120	Merck & Co., Inc.	26,793,210	—	55,756	—	26,848,966
1,660,615	—	11,335	—	1,671,950	Pfizer, Inc.	45,766,549	—	312,393	—	46,078,942
—	—	1,485	—	1,485	Sanofi-Aventis ADR	—	—	66,751	—	66,751
259,800	—	150	—	259,950	Wyeth	12,652,260	—	7,305	—	12,659,565

						89,340,756	5,153,775	767,220	—	95,261,751

					Real Estate - 1.0%
32,500	—	—	—	32,500	Archstone-Smith Trust (REIT)	1,728,350	—	—	—	1,728,350
—	21,076	—	—	21,076	CB Richard Ellis Group	—	484,748	—	—	484,748
163,900	—	—	—	163,900	Equity Office Properties Trust (REIT)	6,079,051	—	—	—	6,079,051
33,800	—	—	—	33,800	Kimco Realty Corp. (REIT)	1,404,390	—	—	—	1,404,390
88,383	—	—	—	88,383	New Century Financial Corp. (REIT)(a)	3,421,306	—	—	—	3,421,306
18,800	—	—	—	18,800	SL Green Realty Corp.	2,097,328	—	—	—	2,097,328
—	52,387	—	—	52,387	ST Joe Co.	—	2,669,642	—	—	2,669,642

						14,730,425	3,154,390	—	—	17,884,815

					Road & Rail - 2.4%
—	178,174	—	—	178,174	Burlington Northern Santa Fe	—	11,928,749	—	—	11,928,749
343,200	—	1,300	—	344,500	CSX Corp.	10,371,504	—	39,286	—	10,410,790
The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value

GS Structured	AXA Enterprise Capital	AXA MM Core		Pro Forma		GS Structured	AXA Enterprise Capital			Pro Forma
U.S. Equity Fund	Appreciation Fund	Equity Fund	Adjustments	Combined Fund		U.S. Equity Fund	Appreciation Fund	AXA MM Core Equity Fund	Adjustments	Combined Fund

111,600	—	700	—	112,300	Norfolk Southern Corp.	4,768,668	—	29,911	—	4,798,579
97,830	106,300	—	—	204,130	Union Pacific Corp.	7,860,640	8,541,205	—	—	16,401,845

						23,000,812	20,469,954	69,197	—	43,539,963

					Semiconductor Equipment & Products – 1.7%
—	—	2,600	—	2,600	Advanced Micro Devices *	—	—	64,974	—	64,974
—	—	1,110	—	1,110	Agere Systems Inc. *	—	—	16,916	—	16,916
—	—	348	—	348	Samsung Electronic GDR	—	—	117,629	—	117,629
754,367	148,212	2,615	—	905,194	Texas Instruments, Inc.	24,584,821	4,830,229	85,223	—	29,500,273

						24,584,821	4,830,229	284,742	—	29,699,792

					Software – 2.1%
—	—	1,860	—	1,860	Adobe Systems Inc. *	—	—	60,338	—	60,338
—	—	11,960	—	11,960	Bearingpoint *	—	—	99,986	—	99,986
—	—	750	—	750	Intel Corp.	—	—	14,655	—	14,655
1,188,240	—	9,300	—	1,197,540	Microsoft Corp.	30,525,885	—	238,917	—	30,764,802
—	—	8,100	—	8,100	Oracle Corp. *	—	—	126,765	—	126,765
—	—	805	—	805	SAP AG (c)	—	—	38,431	—	38,431
296,556	—	—	—	296,556	Synopsys, Inc.*	5,622,702	—	—	—	5,622,702

						36,148,587	—	579,092	—	36,727,679

					Specialty Retail – 3.1%
—	—	1,200	—	1,200	Abercrombie & Fitch Co.	—	—	77,435	—	77,435
542,775	—	—	—	542,775	AutoNation, Inc.*	10,546,118	—	—	—	10,546,118
528,431	—	—	—	528,431	Circuit City Stores, Inc.	12,476,256	—	—	—	12,476,256
—	—	750	—	750	GAP Inc.	—	—	12,608	—	12,608
—	—	1,005	—	1,005	Home Depot Inc.	—	—	34,461	—	34,461
—	—	1,200	—	1,200	Limited Brands Inc.	—	—	30,876	—	30,876
—	351,276	—	—	351,276	Loew’s Co.Inc.	—	9,505,529	—	—	9,505,529
589,787	—	1,100	—	590,887	Office Depot, Inc.*	21,727,753	—	40,524	—	21,768,277
—	—	1,787	—	1,787	Staples Inc.	—	—	40,315	—	40,315
69,100	—	—	—	69,100	United Rentals, Inc.*	1,496,706	—	—	—	1,496,706

						46,246,833	9,505,529	236,219	—	55,988,581

					Textiles & Apparel – 0.1%
75,602	—	650	—	76,252	Jones Apparel Group, Inc.	2,366,343	—	20,345	—	2,386,688
—	—	170	—	170	Nike Inc. Class B	—	—	13,729	—	13,729

						2,366,343	—	34,074	—	2,400,417

					Tobacco – 0.4%
—	—	1,025	—	1,025	Altria Group	—	—	85,618	—	85,618
144,200	—	—	—	144,200	UST, Inc.	7,622,412	—	—	—	7,622,412

						7,622,412	—	85,618	—	7,708,030

					Wireless Telecommunication Services – 0.5%
—	160,395	—	—	160,395	America Movil SA ADR	—	5,984,337	—	—	5,984,337
—	—	4,000	—	4,000	American Tower Corp. *	—	—	143,440	—	143,440
—	—	900	—	900	Crown Castle *	—	—	30,924	—	30,924
—	—	720	—	720	Leap Wireless *	—	—	33,307	—	33,307
—	—	2,365	—	2,365	NII Holdings Inc. Class B *	—	—	126,173	—	126,173
44,910	—	—	—	44,910	United States Cellular Corp. *	2,692,355	—	—	—	2,692,355

						2,692,355	5,984,337	333,844	—	9,010,536

					TOTAL COMMON STOCKS
					(Cost $1,235,129,943, $312,322,140, $10,265,996, $(13,182,842) and $1,544,535,237 respectively) — (Including $54,679,277, $0, $0, $0 and $54,649,277 of securities on loan, respectively)	$1,371,885,337	$367,170,445	$11,603,639	$(13,623,167)	$1,737,036,254

Principal Amount					Interest Rate Maturity Date	Value

					Time Deposits - 1.2%
—	22,076,954	105,468	—	22,182,422	JP Morgan Chase Nassau	—	22,076,954	105,468	—	22,182,422
—	—	100,000	—	100,000	Rabobank America	—	—	99,985	—	99,985

					TOTAL Time Deposits
					(Cost $0, $22,076,954, $205,468, $0 and $22,282,422 respectively)	$—	$22,076,954	$205,453	$—	$22,282,407

					Repurchase Agreement (b) - 0.6%
					Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $10,901,599 (Cost $10,900,000, $0, $0, $0 and $10,900,000 respectively)
10,900,000	$—	$—	$—	$10,900,000		$10,900,000	$—	$—	$—	$10,900,000

					TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $1,246,029,943, $334,399,094, $10,471,464, $(13,182,842) and $1,577,717,659 respectively) – 99.2%	$1,382,785,337	$389,247,399	$11,809,092	$(13,623,167)	$1,770,218,661

Shares					Description	Value

					Securities Lending Collateral - 4.7%
	28,958,492			28,958,492	HSBC Securities Repo		28,958,492			28,958,492
55,463,875	—	—	—	55,463,875	Boston Global Investment Trust - Enhanced Portfolio	$55,463,875				55,463,875
					TOTAL SECURITIES LENDING COLLATERAL
					(Cost $55,463,875, $28,958,492, $0, $0 and $84,422,367 respectively)	$55,463,875	$28,958,492	$—	$—	$84,422,367

					TOTAL INVESTMENTS
					(Cost $1,301,493,818, $334,399,094, $10,471,464, $(13,182,842) and $1,633,181,534 respectively) – 103.9%	$1,438,249,212	$418,205,891	$11,809,092	$(13,623,167)	$1,854,641,028

					OTHER ASSETS IN EXCESS OF LIABILITIES/(LIABILITIES IN EXCESS OF OTHER ASSETS) – 3.9%	$(54,242,385)	$(29,014,476)	$105,718	$13,623,167	$(69,527,976)
					Net Assets – 100.0%	$1,384,006,827	$389,191,415	$11,914,810	$—	$1,785,113,052

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2006.
(c) One ADR represents one fourth of SAP AG underlying foreign security
ADR American Depository Receipts

GDR Global Depository Receipts
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2006, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	183	September 2006	$11,946,240	$156,153

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured U.S. Equity Fund and AXA Enterprise Capital Appreciation Fund and AXA Enterprise MM Core Equity Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Structured U.S.	Capital	AXA Enterprise			Pro Forma
	Equity Fund	Appreciation Fund	MM Core Equity Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,246,029,943, $312,322,140, $10,265,996, ($13,182,842) and $1,555,435,237, respectively) — (including $54,679,277, $0, $0, $0 and $54,679,277 of securities on loan, respectively)	$1,382,785,337	$367,170,445	11,603,639	$(13,623,167	)(d)	$1,747,936,254
Investments in short term securities, at value (cost $0, $22,076,954, $205,468, $0 and $22,282,422, respectively)	—	22,076,954	205,453	—		22,282,407
Securities Lending collateral, at value (cost $55,463,875, $28,958,492, $0, $0 and $84,422,367, respectively)	55,463,875	28,958,492	—	—		84,422,367
Cash	1,255,099 (a)	1,411,545	100,051	—		2,766,695
Foreign Currencies, at value (cost $0, $0, $28,076, $0 and $28,076, respectively)	—	139	28,418	—		28,557
Receivables:
Investment securities sold, at value	—	256,317	34,324	13,623,167	(d)	13,913,808
Fund shares sold	1,583,615	661,404	180	—		2,245,199
Dividends and interest, at value	3,231,402	310,523	23,932	—		3,565,857
Reclaim receivable	—	46,315	—	—		46,315
Due from broker	4,575	—	—	—		4,575
Reimbursement from adviser	64,844	—	25,373	—		90,217
Securities lending income	6,244	—	—	—		6,244
Other assets	5,299	80,750	—	—		86,049

Total assets	1,444,400,290	420,972,884	12,021,370	—		1,877,394,544

Liabilities:
Payables:
Investment securities purchased	—	1,975,249	41,236	—		2,016,485
Payable upon return of securities loaned	55,463,875	28,958,492	—	—		84,422,367
Fund shares repurchased	3,553,123	348,691	—	—		3,901,814
Amounts owed to affiliates	951,181	276,442	11,467	—		1,239,090
Capital shares redeemed	—	—	2,149	—		2,149
Unrealized loss on forward contracts	—	—	31	—		31
Accrued expenses	425,284	222,595	51,677	—		699,556

Total liabilities	60,393,463	31,781,469	106,560	—		92,281,492

Net Assets:
Paid-in capital	1,219,511,120	363,626,736	9,778,275	—		1,592,916,131
Accumulated undistributed net investment income (loss)	9,432,894	(2,368,760)	20,949	—		7,085,083
Accumulated net realized gain (loss) on investments and futures transactions	18,151,267	(26,915,005)	777,700	366,937		(7,619,101)
Net unrealized gain on investments and futures	136,911,546	54,848,305	1,337,628	(366,937)		192,730,542
Net unrealized gain on Foreign Exchange	—	139	258	—		397

Net Assets	$1,384,006,827	$389,191,415	$11,914,810	$—		$1,785,113,052

Net Assets:
Class A	$611,999,464	$192,169,019	$586,728	$3,781,073		$808,536,284
Class B	78,109,902	67,065,118	322,810	—		145,497,830
Class C	36,628,284	64,690,343	323,965	—		101,642,592
Institutional/Class Y	644,250,108	65,266,935	6,900,234	—		716,417,277
Service/Class P	13,019,069	—	3,781,073	(3,781,073)		13,019,069

Shares Outstanding:
Class A	19,250,586	5,638,670	51,725	491,716	(b)	$25,432,698
Class B	2,610,560	2,139,636	29,205	83,374	(b)	4,862,774
Class C	1,230,033	2,005,725	29,305	148,248	(b)	3,413,311
Institutional/Class Y	19,835,225	1,832,927	606,064	(217,102	)(b)	22,057,114
Service/Class P	413,263	—	333,097	(333,097	)(b)	413,263

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	43,339,667	11,616,959	1,049,396	173,138	(b)	56,179,160

Net assets value, offering and redemption price per share:(c)
Class A	$31.79	$34.08	11.34	$—		$31.79
Class B	29.92	31.34	11.05	—		29.92
Class C	29.78	32.25	11.05	—		29.78
Institutional/Class Y	32.48	35.61	11.39	—		32.48
Service/Class P	31.50	—	11.35	—		31.50

(a)	Includes restricted cash of $1,225,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $33.64, $36.06, $12.02 and $33.64 for the Structured U.S. Equity Fund, the AXA Capital Appreciation fund and the AXA MM Core Equity fund, respectively.
At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured U.S. Equity Fund and AXA Enterprise Capital Appreciation Fund and AXA Enterprise MM Core Equity Fund
For year ended August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Structured U.S.	Capital	AXA Enterprise			Pro Forma
	Equity Fund	Appreciation Fund	MM Core Equity Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign witholding tax of $0, $45,484, $1,085, $0 and $46,569, respectively)	$18,208,337	$3,079,598	$197,739	$—		$21,485,674
Interest (including securities lending income of $45,910, $72,313, $0, $0 and $118,223, respectively)	465,974	545,998	9,062	—		1,021,034

Total income	18,674,311	3,625,596	206,801	—		22,506,708

Expenses:
Management fees	6,790,112	2,889,236	126,145	(546,890	)(a)	9,258,603
Administrative fees	—	227,175	159,148	(386,323	)(b)	—
Distribution and service fees	2,612,081	2,294,358	18,887	(395,069	)(b)	4,530,258
Transfer agent fees	1,405,893	921,511	32,620	(277,067	)(b)	2,082,958
Custody and accounting fees	212,103	6,605	3,767	38,412	(b)	260,887
Printing fees	90,105	133,458	17,088	(132,885	)(b)	107,766
Registration fees	75,006	72,501	42,188	(99,988	)(b)	89,707
Audit fees	47,999	28,372	45,953	(69,525	)(b)	52,799
Legal fees	18,533	59,796	11,229	(67,318	)(b)	22,240
Trustee fees	15,230	55,596	1,228	(56,824	)(b)	15,230
Service share fees	54,938	—	—	2	(b)	54,940
Other	121,636	86,957	10,338	(61,619	)(b)	157,312

Total expenses	11,443,636	6,775,565	468,591	(2,055,093)		16,632,699
Less — expense reductions	(1,628,072)	(100,912)	(301,099)	(63,629	)(c)	(2,093,712)

Net Expenses	9,815,564	6,674,653	167,492	(2,118,722)		14,538,987

Net Investment Income (loss)	8,858,747	(3,049,057)	39,309	2,118,722		7,967,721

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	71,738,092	33,549,820	986,438	2,884		106,277,234
Futures transactions	(36,059)	—	—	—		(36,059)
Foreign currency related transactions	—	—	(320)	—		(320)
Net change in unrealized gain (loss) on:
Investments	9,763,484	(27,179,139)	(184,021)	—		(17,599,676)
Futures	137,231	—		—		137,231

Net realized and unrealized gain on investment and futures transactions	81,602,748	6,370,681	802,097	2,884		88,778,410

Net Increase in Net Assets Resulting from Operations	$90,461,495	$3,321,624	$841,406	$2,121,606		$96,746,131

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured U.S. Equity Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
AXA Enterprise Funds Trust(the “Enterprise Trust”) is registered under the Act as an open-end management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Capital Appreciation Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
AXA Enterprise Multimanager Funds Trust(the “Multimanager Trust”) is registered under the Act as an open-end management investment company. The Multimanager Trust currently has thirteen portfolios, including the Multimanager Core Equity (the “Multimanager Portfolio”) which offers five classes of shares—Class A, B, C, P, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Portfolio and Class A and Class P of the Multimanager Portfolio will be combined with Class A of the Fund, Class B of the Portfolio and Class B of the Multimanager Portfolio will be combined with Class B of the Fund, Class C of the Portfolio and Class C of the Multimanager Portfolio will be combined with Class C of the Fund and Class Y of the Portfolio and Class Y of the Multimanager Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio and Multimanager Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional
Shares Issued	6,182,112	2,252,214	2,183,278	2,221,889
Net Assets 08/31/2006	$196,536,820	$67,387,928	$65,014,308	$72,167,169
Pro Forma Net Asset Value 08/31/2006	$31.79	$29.92	$29.78	$32.48

4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

	The Portfolio and the Multi
Capital Loss Carryforward*	Manager Portfolio	Structured U.S. Equity Fund
Expiring 2009	$3,326	$—
Expiring 2010	25,282	21,317,839
Expiring 2011	—	—

Total	$28,608	$21,317,839

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.

2

E. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Funds’ custodian bank on behalf of the broker an amount of cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
H. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate
First $1 Billion	0.65%
Next $1 Billion	0.59%
Over $2 Billion	0.56%

3

     Additionally, effective December 29, 2005, GSAM has voluntarily agreed to waive a portion of its Management fees equal to 0.14% based on the average daily net assets of the Fund.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $56,400, $0, and $0 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $1,048,000, $538,000, and $15,000 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $0, $101,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Multi manager Portfolio’s expense reductions were approximately, $298,000, $3,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
     At August 31, 2006, amounts owed to affiliates by the Fund were approximately $589,000, $225,000, and $137,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Portfolio were approximately $241,000, $35,000, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Multi Manager Portfolio were approximately $30,000, $0, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

4

     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $7,169 in fees as securities lending agent. A portion of this amount, $2,714, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $54,679,277 collateralized by cash in the amount of $55,463,875. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

5

Pro Forma Combined Statement of Investments for the Goldman Sachs Tollkeeper Fund and AXA MM Enterprise Technology Fund
June 30, 2006 (Unaudited)

Shares				Description	Value

	AXA MM					AXA MM
GS Tollkeeper	Enterprise		Pro Forma		GS Tollkeeper	Enterprise		Pro Forma
Fund	Technology Fund	Adjustments	Combined Fund		Fund	Technology Fund	Adjustments	Combined Fund

				Common Stocks - 99.2%
				Audio Technology - 2.2%
321,845	—	—	321,845	Dolby Laboratories, Inc. *	$7,498,988	$—	$—	$7,498,988

				Biotechnology - 0.2%
—	6,660	—	6,660	Celgene Corp. *	—	315,884	—	315,884
—	3,660	—	3,660	Gilead Sciences *	—	216,526	—	216,526

					—	532,409	—	532,409

				Broadcasting & Cable/Satellite TV - 2.1%
483,365	—	—	483,365	XM Satellite Radio Holdings, Inc. *	7,081,297			7,081,297

				Commercial Services - 6.2%
—	11,800	—	11,800	Accenture Ltd. Bermuda	—	334,176	—	334,176
—	7,850	—	7,850	Automatic Data Processing	—	355,998	—	355,998
—	8,700	—	8,700	BISYS Group *	—	119,190	—	119,190
—	5,450	—	5,450	Check Free Corp. *	—	270,102	—	270,102
—	6,540	—	6,540	Cognizant Technologies *	—	440,600	—	440,600
—	6,230	—	6,230	DST Systems, Inc. *	—	370,685	—	370,685
—	11,300	—	11,300	First Data Corp.	—	508,952	—	508,952
183,300	4,100	—	187,400	Iron Mountain, Inc. *	6,851,754	153,258	—	7,005,012
—	15,914	—	15,914	Identix, Inc.	—	111,239	—	111,239
—	3,750	—	3,750	Manpower, Inc.	—	242,250	—	242,250
—	38,300	—	38,300	Monster Worldwide *	—	1,633,878	—	1,633,878
184,970	—	—	184,970	The McGraw-Hill Companies, Inc.	9,291,043	—	—	9,291,043

					16,142,797	4,540,327	—	20,683,124

				Computer Hardware - 6.1%
—	21,400	—	21,400	Apple Computer Co., Inc. *	—	1,222,368	—	1,222,368
181,345	—	—	181,345	Avocent Corp. *	4,760,306	—	—	4,760,306
—	4,600	—	4,600	Dell, Inc. *	—	112,286	—	112,286
924,760	121,405	—	1,046,165	EMC Corp. *	10,144,617	1,331,813	—	11,476,430
—	19,950	—	19,950	Hewlett-Packard	—	632,016	—	632,016
—	13,160	—	13,160	Network Appliance, Inc. *	—	464,548	—	464,548
—	32,920	—	32,920	Qlogic Corp. *	—	567,541	—	567,541
—	24,976	—	24,976	Seagate Technology	—	565,457	—	565,457
—	87,700	—	87,700	Sun Microsystems *	—	363,955	—	363,955
—	10,600	—	10,600	Western Digital Corp. *	—	209,986	—	209,986

					14,904,923	5,469,970	—	20,374,893

				Computer Services - 5.5%
149,020	—	—	149,020	CheckFree Corp. *	7,385,431	—	—	7,385,431
243,890	—	—	243,890	First Data Corp.	10,984,806	—	—	10,984,806

					18,370,237	—	—	18,370,237

				Computer Software - 19.9%
1,037,880	12,300	—	1,050,180	Activision, Inc. *	11,811,074	139,974	—	11,951,048
—	33,033	—	33,033	Adobe Systems, Inc. *	—	1,002,882	—	1,002,882
—	36,171	—	36,171	Amdocs *	—	1,323,859	—	1,323,859
—	17,680	—	17,680	Autodesk, Inc. *	—	609,253	—	609,253
—	6,820	—	6,820	Citrix Systems *	—	273,755	—	273,755
180,405	—	—	180,405	Cogent, Inc. * (a)	2,718,703	—	—	2,718,703
147,370	6,420	—	153,790	Cognos, Inc. *	4,192,677	182,649	—	4,375,326
—	7,400	—	7,400	Compuware Corp. *	—	49,580	—	49,580
267,513	7,900	—	275,413	Electronic Arts, Inc. *	11,513,760	340,016	—	11,853,776
—	11,860	—	11,860	Mercury Interactive	—	414,744	—	414,744
439,340	132,670	—	572,010	Microsoft Corp.	10,236,622	3,091,211	—	13,327,833
158,470	15,800	—	174,270	NAVTEQ *	7,080,440	705,944	—	7,786,384
—	101,360	—	101,360	Oracle Corp. *	—	1,468,706	—	1,468,706
—	23,130	—	23,130	Red Hat *	—	541,242	—	541,242
269,981	5,940	—	275,921	Salesforce.com, Inc. *	7,197,693	158,360	—	7,356,053
—	11,900	—	11,900	Shanda Interactive *	—	154,224	—	154,224
—	65,460	—	65,460	Symantec *	—	1,017,248	—	1,017,248
—	170,000	—	170,000	Tencent Holding Ltd.	—	356,766	—	356,766
—	30,500	—	30,500	Tibco Software, Inc. *	—	215,025	—	215,025

					54,750,969	12,045,438	—	66,796,407

				Diversified Telecommunications - 0.1%
—	33,600	—	33,600	Qwest Communications International *	—	271,824	—	271,824

				Electrical Equipment - 0.2%
—	4,580	—	4,580	Energy Conversion Devices *	—	166,849	—	166,849
—	22,400	—	22,400	Evergreen Solar, Inc. *	—	290,752	—	290,752
—	4,660	—	4,660	Suntech Power Holdings *	—	131,645	—	131,645

					—	589,246	—	589,246

				Electronic Equipment and Instruments - 0.8%
—	200	—	200	Agilent Technologies, Inc. *	—	6,312	—	6,312
—	64,315	—	64,315	Flextronics *	—	683,025	—	683,025
—	64,206	—	64,206	Hon Hai Precision	—	396,615	—	396,615
—	8,600	—	8,600	Jabil Circuit Inc.	—	220,160	—	220,160
—	3,000	—	3,000	Matsushita Electronic	—	63,378	—	63,378
—	1,700	—	1,700	Nintendo	—	285,527	—	285,527
—	838	—	838	Samsung Electronics KRW	—	532,638	—	532,638
—	10,973	—	10,973	Soitec	—	324,528	—	324,528
—	2,000	—	2,000	Sony Corp.	—	88,352	—	88,352

					—	2,600,535	—	2,600,535

				Energy Equipment & Services - 0.2%
—	700	—	700	Baker Hughes, Inc.	—	57,295	—	57,295
—	1,120	—	1,120	Cameron International *	—	53,502	—	53,502
—	940	—	940	Diamond Offshore Drilling	—	78,894	—	78,894
—	650	—	650	Halliburton Co.	—	48,237	—	48,237
—	950	—	950	National Oilwell Varco *	—	60,154	—	60,154
—	2,200	—	2,200	Schlumberger	—	143,242	—	143,242
—	1,260	—	1,260	Weatherford International *	—	62,521	—	62,521

					—	503,845	—	503,845

				Health Care Equipment & Supplies - 0.0%
The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value

	AXA MM					AXA MM
GS Tollkeeper	Enterprise		Pro Forma		GS Tollkeeper	Enterprise		Pro Forma
Fund	Technology Fund	Adjustments	Combined Fund		Fund	Technology Fund	Adjustments	Combined Fund

—	1,450	—	1,450	Conor Medsystems, Inc. *	$—	$40,006	$—	$40,006

				Health Care Technology - 0.2%
—	8,610	—	8,610	Cerner Corp. *		319,517		319,517
—	18,400	—	18,400	Emdeon Corp. *		228,344		228,344

					—	547,861	—	547,861

				Hotels Restaurants & Leisure - 0.1%
—	4,470	—	4,470	Ctrip.com International	—	228,194	—	228,194

				Household Durables - 0.1%
—	2,300	—	2,300	Garmin	—	242,512	—	242,512

				Internet & Online - 12.2%
296,960	—	—	296,960	CNET Networks, Inc. *	2,369,741	—	—	2,369,741
—	20,340	—	20,340	EBay, Inc. *	—	595,759	—	595,759
33,560	5,385	—	38,945	Google, Inc. *	14,072,715	2,258,092	—	16,330,807
—	11,200	—	11,200	Netease.com, Inc. * ADR	—	250,096	—	250,096
213,810	—	—	213,810	Netflix, Inc. * (a)	5,817,770	—	—	5,817,770
—	1,150	—	1,150	Sina Corp. *	—	28,727	—	28,727
—	58,405	—	58,405	Verisign *	—	1,353,244	—	1,353,244
375,340	59,750	—	435,090	Yahoo, Inc. *	12,386,220	1,971,750	—	14,357,970
—	1	—	1	Yahoo Japan	—	530	—	530

					34,646,446	6,458,198	—	41,104,644

				Media - 0.1%
—	3,950	—	3,950	DreamWorks Animation *	—	90,455	—	90,455
—	610	—	610	Focus Media Holdings * ADR	—	39,748	—	39,748
—	8,700	—	8,700	XM Satellite Radio Holdings *	—	127,455	—	127,455

					—	257,658	—	257,658

				Movies and Entertainment - 1.0%
97,970	—	—	97,970	Viacom, Inc. Class B *	3,511,245	—	—	3,511,245

				Networking/Telecommunications Equipment - 8.6%
—	13,800	—	13,800	Arris Group, Inc. *	—	181,056	—	181,056
522,340	93,190	—	615,530	Cisco Systems, Inc. *	10,201,300	1,820,001	—	12,021,301
—	23,630	—	23,630	Comverse Technology, Inc. *	—	467,165	—	467,165
—	97,510	—	97,510	Corning, Inc. *	—	2,358,767	—	2,358,767
—	19,300	—	19,300	Motorola, Inc.	—	388,895	—	388,895
—	54,200	—	54,200	Nokia Corp. ADR	—	1,098,092	—	1,098,092
—	9,200	—	9,200	Polycom, Inc. *	—	201,664	—	201,664
170,820	1,490	—	172,310	Research In Motion Ltd. *	11,918,112	103,957	—	12,022,069
—	40,900	—	40,900	Sonus Networks, Inc. *	—	202,455	—	202,455

					22,119,412	6,822,052	—	28,941,464

				Oil, Gas & Consumable Fuels - 0.0%
—	1,260	—	1,260	Valero Energy Corp.	—	83,815	—	83,815

				Publishing - 3.1%
192,730	—	—	192,730	Lamar Advertising Co. *	10,380,438	—	—	10,380,438

				Semi-Capital - 8.0%
293,120	—	—	293,120	Form Factor, Inc. *	13,081,946	—	—	13,081,946
504,550	—	—	504,550	Tessera Technologies, Inc. *	13,875,125	—	—	13,875,125

					26,957,071	—	—	26,957,071

				Semiconductors - 14.5%
—	50,441	—	50,441	Altera Corp. *	—	885,240	—	885,240
—	90,100	—	90,100	Applied Materials	—	1,466,828	—	1,466,828
—	67,010	—	67,010	ASML Holding *	—	1,354,942	—	1,354,942
—	3,592	—	3,592	Broadcom Corp. * Class A	—	107,940	—	107,940
390,280	—	—	390,280	Linear Technology Corp.	13,070,477	—	—	13,070,477
—	373,000	(373,000)	—	Chartered Semiconductor	—	318,430	(318,430)	—
—	11,700	—	11,700	Cypress Semiconductor *	—	170,118	—	170,118
—	1,300	—	1,300	Elpida Memory, Inc.	—	48,900	—	48,900
—	6,730	—	6,730	Fairchild Semiconductor *	—	122,284	—	122,284
—	27,200	—	27,200	Integrated Device *	—	385,696	—	385,696
—	110,230	—	110,230	Intel Corp. *	—	2,088,859	—	2,088,859
—	7,400	—	7,400	International Rectifier *	—	289,192	—	289,192
—	9,100	—	9,100	KLA Tencar Corp.	—	378,287	—	378,287
—	11,250	—	11,250	Lam Research Corp. *	—	524,475	—	524,475
126,430	26,720	—	153,150	Marvell Technology Group Ltd. *	5,604,642	1,184,498	—	6,789,140
—	3,900	—	3,900	Memc Electronics *	—	146,250	—	146,250
—	21,800	—	21,800	Micron Technologies, Inc.	—	328,308	—	328,308
—	19,400	—	19,400	National Semiconductor	—	462,690	—	462,690
—	27,000	—	27,000	PMC Sierra, Inc. *	—	253,800	—	253,800
233,780	33,365	—	267,145	QUALCOMM, Inc.	9,367,565	1,336,936	—	10,704,501
—	2,874	—	2,874	Samsung Electronics GDR	—	913,367	—	913,367
—	147,109	—	147,109	Taiwan Semiconductor	—	1,350,461	—	1,350,461
—	24,275	—	24,275	Texas Instruments	—	735,290	—	735,290
—	8,300	—	8,300	Trident Microsystems, Inc. *	—	157,533	—	157,533
240,160	25,829	—	265,989	Xilinx, Inc. (a)	5,439,624	585,027	—	6,024,651

					33,482,308	15,595,350	(318,430)	48,759,228

				Telecommunications - 7.9%
403,310	40	—	403,350	American Tower Corp.	12,551,007	1,245	—	12,552,252
—	18,210	—	18,210	China Mobile Ltd. ADR	—	520,987	—	520,987
—	69,630	—	69,630	Ciena Corp.	—	334,920	—	334,920
110,931	—	—	110,931	Crown Castle International Corp. *	3,831,557	—	—	3,831,557
272,290	—	—	272,290	NeuStar, Inc. *	9,189,787	—	—	9,189,787
—	3,410	—	3,410	NII Holdings, Inc. * Class B	—	192,256	—	192,256

					25,572,351	1,049,408	—	26,621,759

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description		Value

	AXA MM							AXA MM
GS Tollkeeper	Enterprise		Pro Forma			GS Tollkeeper		Enterprise		Pro Forma
Fund	Technology Fund	Adjustments	Combined Fund			Fund		Technology Fund	Adjustments	Combined Fund

				TOTAL COMMON STOCKS (Cost $256,116,502, $58,044,735, $0 and $314,161,237, respectively)		$275,418,482		$57,878,648	$(318,430)	$332,978,700

				Warrants - 0.1%	Expiration Month
	2,900		2,900	Hon Hai Precision Warrants	11/17/2010		—	17,914	—	17,914
	45,990		45,990	Merrill Lynch Warrants	2/19/2009		—	30,183	—	30,183
	5,500		5,500	Merrill Lynch Warrants	2/8/2011		—	129,444	—	129,444
	2,125		2,125	MSDW Asia Securities Warrants	9/12/2009		—	80,162	—	80,162

				TOTAL WARRANTS (Cost $0, $228,867, $0 and $228,867, respectively)		$—		$257,703	$—	$257,703

	Principal Amount			Interest Rate Maturity Date		Value

				Time Deposits - 0.6%
—	2,014,974		2,014,974	JP Morgan Chase Nassau				2,014,974	—	2,014,974

				TOTAL Time Deposits (Cost $0, $2,014,974, $0 and $2,014,974, respectively)		$—		$2,014,974	$—	$2,014,974

				Options Purchased - 0.1%

				Call Options Hewlett Packard Co. January-07 @ 25.00
			290	Cost ($138,892)		—		229,100		229,100

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $256,116,502, $60,288,576, $0 and $316,405,078, respectively)		$275,418,482		$60,380,425	$(318,430)	$335,480,477

	Shares			Description		Value

				Securities Lending Collateral - 3.7%
12,537,250	—	—	12,537,250	Boston Global Investment Trust — Enhanced Portfolio		12,537,250		—	—	12,537,250
				TOTAL SECURITIES LENDING COLLATERAL (Cost $12,537,250, $0, $0 and $12,537,250, respectively)		$12,537,250		$—	$—	$12,537,250

				TOTAL INVESTMENTS (Cost $268,653,752, $60,288,572, $0 and $328,942,328, respectively - 103.7%		$287,955,732		$60,380,425	$(318,430)	$348,017,727

				LIABILITIES IN EXCESS OF OTHER ASSETS - -3.7%		(13,092,623)		490,180	318,430	(12,284,013)

				NET ASSETS - 100.0%		$274,863,109		$60,870,605		$335,733,714

ADR — American Depository Receipt
GDR — Global Depository Receipt L.C.
* Non-income producing security
(a) All or portion of the security is on loan.
The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS      For the 12 months ended June 30, 2006, the Fund had the following written option as follows:

Call Options	Exercise Rate	Number of Contracts	Expiration Month	Value

CTRIP.COM	$55	(22)	September 2006	$(5,940)

(Premium Received $5,944)				$(5,940)

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Tollkeeper Fund and the AXA Multimanager Technology Fund
June 30, 2006 (Unaudited)

		AXA
		Multimanager
	Goldman Sachs	Technology			Pro Forma
	Tollkeeper Fund	Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $256,116,502, $58,412,494, $0 and $314,528,996, respectively) — (including $12,200,250 $0, $0, and $12,200,250 of securities on loan, respectively)	$275,418,482	$58,365,451	$(318,430	)(a)	$333,465,503
Investments in short term securities, at value (cost $0, $2,014,974, $0 and $2,014,974 respectively)	—	2,014,974	—		2,014,974
Securities Lending collateral, at value (cost $12,537,250, $0, $0, and $$12,537,250, respectively)	12,537,250	—	—		12,537,250
Cash	154,638	56,286	—		210,924
Foreign Currencies, at value (cost $0, $49,199, $0 and $49,199, respectively)		49,132	—		49,132
Receivables:
Investment securities sold, at value	481,522	879,537	318,430	(a)	1,679,489
Unrealized appreciation on foreign exchange	—	252	—		252
Fund shares sold	114,088	—	—		114,088
Dividends and interest, at value	14,633	58,614	—		73,247
Reimbursement from adviser	23,752	—	—		23,752
Securities lending income	21,194	—	—		21,194
Other assets	2,831	253,363	—		2,831

Total assets	288,768,390	61,677,609	—		350,192,636

Liabilities:
Payables:
Investment securities purchased	—	540,112	—		540,112
Payable upon return of securities loaned	12,537,250	—	—		12,537,250
Fund shares repurchased	784,786	58,268	—		843,054
Amounts owed to affiliates	413,994	—	—		413,994
Short positions, at value	—	5,940	—		5,940
Accrued expenses	169,251	202,684	—		118,572

Total liabilities	13,905,281	807,004	—		14,458,922

Net Assets:
Paid-in capital	1,661,638,419	319,909,229	—		1,981,547,648
Accumulated undistributed net investment income (loss)	(2,411,719)	(790,548)	—		(3,202,267)
Accumulated net realized gain (loss) on investments	(1,403,665,571)	(258,200,772)	26,178	(a)	(1,661,840,165)
Net unrealized gain on investments	19,301,980	(47,304)	(26,178	)(a)	19,228,498

Net Assets	$274,863,109	$60,870,605	$—		$335,733,714

Net Assets:
Class A	$112,256,248	$22,226,360	$1,085,734		$135,568,342
Class B	99,294,721	24,796,314	—		124,091,035
Class C	52,030,348	6,796,586	—		58,826,934
Institutional/Class Y	11,094,538	5,965,611	—		17,060,149
Service/Class P	187,254	1,085,734	(1,085,734)		187,254

Shares Outstanding:
Class A	14,216,975	2,363,504	451,409	(b)	$17,031,888
Class B	13,233,652	2,715,862	588,904	(b)	16,538,418
Class C	6,939,386	744,541	161,933	(b)	7,845,860
Institutional/Class Y	1,366,790	626,813	108,120	(b)	2,101,723
Service/Class P	23,812	114,948	23,118	(b)	161,878

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	35,780,615	6,565,668	1,333,484	(b)	43,679,767

Net assets value, offering and redemption price per share:(c)
Class A	$7.90	9.40	$—		$7.90
Class B	7.50	9.13	—		7.50
Class C	7.50	9.13	—		7.50
Institutional/Class Y	8.12	9.52	—		8.12
Service/Class P	7.86	9.45	—		7.86

(a)	Adjustment to reflect proceeds on investments that do not meet GS Tollkeeper Fund’s investment criteria and are assumed to be sold at 6/30/06.

(b)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares is $8.36, $9.87, $0 and $8.36 for the GS Tollkeeper fund, the AXA Multimanager Technology fund, respectively.

At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Tollkeeper Fund and the AXA Multimanager Technology Fund
For the year ended June 30, 2006 (Unaudited)

		AXA
		Multimanager
	Goldman Sachs	Technology			Pro Forma
	Tollkeeper Fund	Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign withholding tax of $0, $$4,023, $0 and $$4,023, respectively)	$986,245	$298,891	$—		$1,285,136
Interest (including securities lending income of $50,616, $0, $0 and $50,616, respectively)	233,139	119,700	—		352,839

Total income	1,219,384	418,591	—		1,637,975

Expenses:
Management fees	3,259,134	845,480	(195,274	)(a)	3,909,340
Administrative fees	—	238,524	(238,524	)(b)	—
Distribution and service fees	2,190,773	453,594	(45,170	)(b)	2,599,198
Transfer agent fees	603,108	420,006	(306,082	)(b)	717,032
Custody and accounting fees	112,989	64,939	(51,380	)(b)	126,548
Printing fees	72,593	31,732	(24,472	)(b)	79,853
Registration fees	80,498	39,078	(31,028	)(b)	88,548
Audit fees	30,838	51,676	(48,592	)(b)	33,922
Legal fees	22,986	34,646	(30,049	)(b)	27,583
Trustee fees	15,868	13,962	(13,962	)(b)	15,868
Service share fees	659	—	—		659
Other	52,284	71,158	(63,315	)(b)	60,127

Total expenses	6,441,730	2,264,795	(1,047,848)		7,658,677
Less — expense reductions	(182,182)	(893,998)	489,392	(c)(d)	(586,788)

Net Expenses	6,259,548	1,370,797	(558,456)		7,071,889

Net Investment Income (loss)	(5,040,164)	(952,206)	558,456		(5,433,914)

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	7,580,604	12,630,092	213,913	(d)(e)	20,398,431
Options Written	—	363,855	—		363,855
Foreign currency related transactions	—	(21,382)	—		(21,382)
Net change in unrealized gain (loss) on:
Investments	4,722,429	(2,612,247)	—		2,110,182
Options Written	—	84,156	(26,178	)(e)	84,156
Foreign currency related transactions	—	(21)	—		(21)

Net realized and unrealized gain on investment and futures transactions	12,303,033	10,444,453	187,735		22,935,221

Net Increase in Net Assets Resulting from Operations	$7,260,160	$9,492,247	$746,190		$17,096,769

(a)	Adjustment to reduce management fee based on GS Tollkeeper Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect decrease in expense reduction based on GS Tollkeeper Fund current expense cap and waivers.

(d)	Adjustment reflects the difference in accounting treatment for Commission Recapture at June 30, 2006.

(e)	Adjustment to reflect proceeds on investments that do not meet GS Tollkeeper Fund's investment criteria and are assumed to be sold at 6/30/06.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS TOLLKEEPER FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended June 30, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Growth and Income Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
AXA Enterprise Multimanager Funds Trust (the “Multimanager Trust”) is registered under the Act as an open-end management investment company. The Multimanager Funds Trust currently has thirteen portfolios, including the Multimanager Technology Portfolio (the “Portfolio”) which offers five classes of shares—Class A, B, C, P, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended June 30, 2006. Class A of the Portfolio will be combined with Class A of the Fund, Class B of the Portfolio will be combined with Class B of the Fund, Class C of the Portfolio will be combined with Class C of the Fund, Class P of the Portfolio will be combined with Class A of the Fund and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on June 30, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the June 30, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional

Shares Issued	2,814,913	3,304,766	906,474	734,933
Net Assets 06/30/2006	$22,226,360	$24,796,314	$6,796,586	$5,965,611
Pro Forma Net Asset Value 06/30/2006	$7.90	$7.50	$7.50	$8.12
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended December 31, 2005. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Portfolio	Tollkeeper Fund

Expiring 2007	$262,559	$—
Expiring 2008	7,945	—
Expiring 2009	48,249	775,761
Expiring 2010	102	476,361
Expiring 2011	—	137,998
Expiring 2012	—	1,146

Total	$318,858	$1,391,266

*	Expiration occurs on December 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.
E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians

2

under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
G. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
     GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of April 28, 2006 to achieve the rates listed below:

Average Daily Net Assets	Annual Rate

First $1 Billion	1.00%
Next $1 Billion	0.90%
Over $2 Billion	0.86%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.064% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended June 30, 2006, Goldman Sachs advised the Fund that it retained approximately $14,000, $1,900, and $200 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and

3

0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended June 30, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $0, $179,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $304,000, $590,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
     At June 30, 2006, amounts owed to affiliates by the Fund were approximately $225,000, $148,000, and $41,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. In addition, amounts owed to affiliates by The Portfolio were approximately $0, $0, and $0 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended June 30, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended June 30, 2006, BGA earned $9,843 in fees as securities lending agent. A portion of this amount, $4,138, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At June 30, 2006, the Fund loaned securities having a market value of $12,200,250 collateralized by cash in the amount of $12,537,250. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

The Enterprise Group of Funds, Inc.
AXA Enterprise Growth Fund
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
                    , 2007
Dear Shareholder:
      On behalf of the Board of Directors of The Enterprise Group of Funds, Inc. (“Enterprise Group”), we are pleased to invite you to a special meeting of shareholders of the Enterprise Group’s AXA Enterprise Growth Fund (the “AXA Enterprise Fund”) to be held at [      a.m.] (Eastern time) on April 25, 2007 at the offices of AXA Financial, Inc. (“AXA Financial”), 1290 Avenue of the Americas, New York, New York 10104 (the “Special Meeting”). At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of January     , 2007 (the “Reorganization Agreement”), by and between Enterprise Group and the Goldman Sachs Trust (“GST”), which contemplates the reorganization of the Class A, B, C and Y Shares of the AXA Enterprise Fund into the corresponding fund and share class of GST (the “GST Fund”) shown below.

AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund†
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares

†	It is also proposed that the AXA Enterprise Large Cap Growth Fund, a series of the AXA Enterprise Funds Trust, be reorganized into the Goldman Sachs Capital Growth Fund. A separate combined proxy statement/ prospectus is being mailed to the AXA Enterprise Large Cap Growth Fund shareholders.
Enterprise Group’s Directors recommend that you vote to approve the proposed reorganization.
      In considering these matters, you should note:

•	Similar Investment Objectives and Policies
      The AXA Enterprise Fund is proposed to be reorganized into the GST Fund, which has an investment objective and policies that are similar to those of the AXA Enterprise Fund.

•	Same Aggregate Value of Shares
      The GST Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the AXA Enterprise Fund shares that you held immediately prior to the reorganization. Your receipt of those GST Fund shares is intended to be tax-free under the federal tax law (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position), and no front-end or contingent deferred sales charges will be charged as a result of the exchange.

•	Reasons for the Reorganization
      At a meeting held on October 23, 2006, AXA Financial, Inc. and Enterprise Capital Management, Inc. (“AXA”), the investment adviser to the AXA Enterprise Fund, informed the Board of Directors of the Enterprise Group (the “Enterprise Group Directors”) that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that the AXA

Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of the AXA Enterprise Fund into the corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Group Directors approve the proposed reorganization. After reviewing and considering, with the assistance of the independent legal counsel, a number of factors relating to GST, the GST Fund, GSAM and Goldman, Sachs & Co., the Enterprise Group Directors determined that the reorganization of the AXA Enterprise Fund into the GST Fund is in the best interest of the shareholders of the AXA Enterprise Fund.
      To see how the reorganization will affect the AXA Enterprise Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the GST Fund.
* * * * *
      The formal Notice of Special Meeting, a Combined Proxy Statement/ Prospectus, a Proxy Ballot and a GST Fund prospectus are enclosed. Please be sure to vote and return the Proxy Ballot.
      Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.	Internet — Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

2.	Telephone — Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

3.	By mail — If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the card, and return it in the envelope provided. The envelope is addressed for your convenience and needs no postage if mailed in the United States.
      Please return your Proxy Ballot (s) or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.
      Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.
      The proposed reorganization and the reasons for the Enterprise Group Directors’ recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganization, please do not hesitate to contact Enterprise Group toll free at 1-800-[432-4320].
      We look forward to your attendance at the Special Meeting or receiving your proxy card or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

Steven M. Joenk
President

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THE ENTERPRISE GROUP OF FUNDS, INC.
GOLDMAN SACHS TRUST
                    , 2007
Questions & Answers
For Shareholders of The Enterprise Group of Funds, Inc.:
      The following questions and answers provide an overview of the proposal to reorganize the AXA Enterprise Growth Fund (the “AXA Enterprise Fund”) of The Enterprise Group of Funds, Inc. (“Enterprise Group”) into the Goldman Sachs Capital Growth Fund (the “GST Fund”) offered by the Goldman Sachs Trust (“GST”). We also encourage you to read the full text of the combined proxy statement/ prospectus (the “Proxy/ Prospectus”) that follows.

Q:	What are AXA Enterprise Fund shareholders being asked to vote upon?

A:	AXA Enterprise Fund shareholders are being asked in the attached Proxy/ Prospectus to consider and approve an Agreement and Plan of Reorganization dated as of January , 2007 (the “Reorganization Agreement”) under which the AXA Enterprise Fund would reorganize into the GST Fund.

Q:	Why has the reorganization of the AXA Enterprise Fund into the GST Fund been recommended?

A:	The Enterprise Group Board of Directors (the “Enterprise Group Directors”) have determined that the reorganization of the AXA Enterprise Fund into the GST Fund is in the best interest of the shareholders of the AXA Enterprise Fund. At a meeting held on October 23, 2006, AXA Financial, Inc. and Enterprise Capital Management, Inc. (“ECM” and together with AXA Financial, Inc., “AXA”), the investment adviser to the AXA Enterprise Fund, informed the Enterprise Group Directors that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that the AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of the AXA Enterprise Fund into the corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Group Directors approve the proposed reorganization.

The Enterprise Group Directors reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Fund, GSAM, the investment adviser to the GST Fund and Goldman, Sachs & Co. The Enterprise Group Directors also considered that neither Enterprise Group nor GST will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Fund in preparation for, or immediately following, the reorganization. Under the Reorganization Agreement, which contemplates the reorganization of the AXA Enterprise Fund into the GST Fund, all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded will be paid by ECM (or an affiliate) or GSAM (or an affiliate).

Q:	What is the anticipated timing of the reorganization?

A:	The Special Meeting of shareholders to consider the proposal is scheduled to occur on April 25, 2007. If all necessary approvals are obtained, the proposed reorganization will likely take place immediately before the opening of business on April 30, 2007.

Q:	Who will receive the Proxy/ Prospectus material?

A:	The Proxy/ Prospectus has been mailed to all persons and entities that held shares of record in the AXA Enterprise Fund on February 12, 2007. Please note that in some cases record ownership of and/or voting

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authority over the AXA Enterprise Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy/ Prospectus.

Q:	How is the AXA Enterprise Fund proposed to be reorganized?

A:	As you may know, Enterprise Group consists of two separate mutual funds, only one of which would be affected by the proposed reorganization. The Reorganization Agreement for the AXA Enterprise Fund that was approved by the Enterprise Group Directors contemplates the reorganization of the AXA Enterprise Fund into the GST Fund, which has a similar investment objective and policies. Under the Reorganization Agreement, the share classes listed below of the AXA Enterprise Fund will be reorganized into the corresponding share classes of the GST Fund.

Enterprise Group Fund	GST Fund

AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares
      The sales loads and Rule 12b-l fees for each class of shares of the GST Fund generally are similar to those of the AXA Enterprise Fund, except that Class A shares of the GST Fund are subject to a higher front-end sales load equal to 5.50% of the offering price for Class A shares (versus 4.75% for Class A shares of the AXA Enterprise Fund), but a lower Rule 12b-l fee equal to an annual rate of 0.25% of the GST Fund’s average daily net assets attributable to Class A shares (versus 0.45% for Class A shares of the AXA Enterprise Fund).
      At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Fund into the GST Fund, it is expected that, subject to shareholder approval requested in separate proxy statements, fourteen additional portfolios of the AXA Enterprise Funds Trust and twelve portfolios of AXA Enterprise Multimanager Funds Trust will be reorganized into corresponding funds of GST. In this regard, it is proposed that in addition to the AXA Enterprise Growth Fund, the AXA Enterprise Large Cap Growth Fund, a series of AXA Enterprise Funds Trust, will be reorganized into the Goldman Sachs Capital Growth Fund. The AXA Enterprise Growth Fund Reorganization will be completed whether or not the reorganization of the AXA Enterprise Funds Trust or AXA Enterprise Multimanager Funds Trust is completed. Separate proxy/prospectuses have been mailed to shareholders of the AXA Enterprise Funds Trust and AXA Enterprise Multimanager Funds Trust.
      If the reorganization of the AXA Enterprise Fund is approved by its shareholders, shareholders of the AXA Enterprise Fund who do not wish to have their AXA Enterprise Fund shares exchanged for shares of the GST Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them, unless you are a tax-exempt investor. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

Q:	What are the key differences between my AXA Enterprise Fund and the corresponding GST Fund?

A:	AXA Equitable has recommended the acquiring fund based on, among other factors, its evaluation of the compatibility of your fund’s investment objective and policies with those of the acquiring fund. There are, however, certain differences in investment objectives, principal investment policies and strategies, and principal risks between your fund and the acquiring fund. Please see the Proxy Statement/ Prospectus for more details on these differences, including comparative data on fees and performance. The following chart provides a brief summary of some of the more significant factors considered by your fund’s board.

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AXA Enterprise Growth into Goldman Sachs Capital Growth Fund	• Each Fund seeks long-term growth of capital and invests primarily in equity securities of large-cap U.S. issuers.
• The GST Fund is substantially larger than the AXA Enterprise Fund with net assets of approximately $1.7 billion versus $1.1 billion.
• The net annual operating expense ratio of each class of shares of the GST Fund for the last fiscal year was lower than that of the corresponding class of shares of the AXA Enterprise Fund.

Q:	What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A:	Neither Enterprise Group nor GST will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Fund in preparation for, or immediately following, the reorganization. Under the Reorganization Agreement, GSAM (or an affiliate) and ECM (or an affiliate) have agreed to pay all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded.

No sales charge will be imposed on the shares of the GST Fund issued to you in the reorganization, which means that the aggregate value of the GST Fund shares issued to you will be equal to the aggregate value of the AXA Enterprise Fund shares that you own immediately prior to the reorganization. In addition, the reorganization is intended to be tax-free under federal tax law (however, there can be no assurance that the Internal Revenue Service will not adopt a contrary position). However, immediately prior to the reorganization, the AXA Enterprise Fund will declare and pay a final distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of the reorganization and all of its net capital gain, if any, recognized in those years. The sale of securities by the AXA Enterprise Fund prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the final distribution it makes before the reorganization.

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The Enterprise Group of Funds, Inc.
AXA Enterprise Growth Fund
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held On April 25, 2007
To Shareholders of The Enterprise Group of Funds, Inc.:
      NOTICE IS GIVEN THAT a special meeting of the shareholders (the “Special Meeting”) of the AXA Enterprise Growth Fund (the “AXA Enterprise Fund”) of The Enterprise Group of Funds, Inc. (“Enterprise Group”) will be held at [      a.m.] (Eastern time), on April 25, 2007 at the offices of AXA Financial, Inc., 1290 Avenue of the Americas, New York, New York 10104 for the purpose of considering and voting upon:

ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Enterprise Group and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets of the AXA Enterprise Fund to the Goldman Sachs Capital Growth Fund of GST (the “GST Fund”) in exchange solely for shares of the designated classes of the GST Fund and its assumption of substantially all of the AXA Enterprise Fund’s liabilities; and (2) the distribution of those shares to the shareholders of AXA Enterprise Fund in liquidation thereof as described in the attached Combined Proxy Statement and Prospectus.
      Item 1 is described in the attached Combined Proxy Statement/ Prospectus. Your Directors unanimously recommend that you vote in favor of the proposal.
      Shareholders of record as of the close of business on February 12, 2007 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.
      You are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot(s) that is/are being solicited by the Enterprise Group Board of Directors. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone voting or 2) voting on-line. Proxies may be revoked at any time before they are exercised by submitting to Enterprise Group a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

By Order of the Board of Directors,

Patricia Louie
Secretary
      We need your proxy vote immediately. You may think that your vote is not important, but it is. By law, the Special Meeting will have to be adjourned with respect to the AXA Enterprise Fund without conducting any business if a majority of the shares of the AXA Enterprise Fund entitled to vote in person or by proxy at the meeting are not represented at the meeting. In that event, Enterprise Group would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Your vote could be critical in allowing Enterprise Group to hold the Special Meeting as scheduled, so please return your proxy ballot(s) immediately or vote on-line or by telephone.

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COMBINED PROXY STATEMENT/ PROSPECTUS
                    , 2007
The Enterprise Group of Funds, Inc.
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
1-800-432-4320
GOLDMAN SACHS TRUST
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
1-800-526-7384
      This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of the AXA Enterprise Growth Fund (the “AXA Enterprise Fund”), a series of The Enterprise Group of Funds, Inc., a Maryland corporation (“Enterprise Group”). The Enterprise Group Board of Directors (“Enterprise Group Directors”) has called a Special Meeting of Shareholders (the “Special Meeting”) at the offices of AXA Financial, Inc. (“AXA Financial”), 1290 Avenue of the Americas, New York, New York 10104 on April 25, 2007 at [      a.m.] Eastern time.
      At the Special Meeting, shareholders will be asked:

•	To approve an Agreement and Plan of Reorganization dated as of January , 2007 (the “Reorganization Agreement”), by and between Enterprise Group and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of substantially all of the assets of that AXA Enterprise Fund to the Goldman Sachs Capital Growth Fund of GST (the “GST Fund”) in exchange solely for the shares of designated classes of the GST Fund and its assumption of substantially all of the AXA Enterprise Fund’s liabilities; and (2) the distribution of those shares to shareholders of the AXA Enterprise Fund in liquidation thereof.
      A copy of the Reorganization Agreement is attached as Appendix A. It is also proposed that the AXA Enterprise Large Cap Growth Fund, a series of the AXA Enterprise Funds Trust, be reorganized into the Goldman Sachs Capital Growth Fund. A separate combined proxy statement/ prospectus is being mailed to AXA Enterprise Large Cap Growth Fund shareholders.
      Enterprise Group and GST are both registered, open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of the AXA Enterprise Fund will become shareholders of the GST Fund (the AXA Enterprise Fund and GST Fund are sometimes referred to as “Funds”). Other portfolios of the AXA Enterprise family of funds or GST family of funds may also be referred to as “AXA Enterprise Funds” or “GST Funds,” as the context requires.
      The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganization.”
      This Proxy/ Prospectus sets forth concisely the information that an AXA Enterprise Fund shareholder should know before voting on the Reorganization and investing in the GST Fund, and should be retained for future reference. It is both the AXA Enterprise Fund’s proxy statement for the Special Meeting and a prospectus for the GST Fund.
      Additional information is set forth in the Statement of Additional Information dated                     , 2007 relating to this Proxy/ Prospectus and in the prospectus dated March 1, 2006, as supplemented, for the AXA Enterprise Fund which you have previously been given or sent and are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling Enterprise Group at the telephone number stated above or by writing Enterprise Group at the

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following address: The Enterprise Group of Funds, Inc., Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.
      The information contained in the current prospectuses, as supplemented, for the Class A, Class B, Class C and Institutional Shares of the Goldman Sachs Capital Growth Fund dated December 29, 2006 are also incorporated by reference into this Proxy/ Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing the GST at the telephone number or address stated above. In addition, a current prospectus for the GST Fund accompanies this Proxy/ Prospectus.
      The Annual Report for the AXA Enterprise Fund for the year ended October 31, 2006 can be obtained without charge by calling Enterprise Group at the telephone number stated above or by writing Enterprise Group at the following address: The Enterprise Group of Funds, Inc., Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. The Annual Report for the Goldman Sachs Capital Growth Fund for the year ended August 31, 2006 can be obtained without charge by calling or writing GST at the telephone number or address stated above. Each of these documents together with other information about the AXA Enterprise Fund and the GST Fund is also available on the SEC’s website at www.sec.gov.
      This Proxy/Prospectus is expected to be first sent to shareholders on or about                     , 2007.
      The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/ Prospectus. Any representation to the contrary is a criminal offense.
      Shares of AXA Enterprise Fund and the GST Fund are not deposits or obligations of or guaranteed or endorsed by any bank, Enterprise Capital Management, Inc., Goldman Sachs Asset Management, L.P., Goldman, Sachs & Co. or any of their affiliates. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.

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PROXY STATEMENT/ PROSPECTUS

SUMMARY
      The following is a summary of certain information contained in this Proxy/ Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.
Board’s Consideration of the Reorganization
      At a meeting held on October 23, 2006, AXA Financial, Inc. and Enterprise Capital Management, Inc, (“ECM” and together with AXA Financial, Inc. (“AXA”)), the investment adviser to the AXA Enterprise Fund, informed the Enterprise Group Directors that AXA had entered into an agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that the AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of the AXA Enterprise Fund into the corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the Enterprise Group Directors approve the proposed reorganization.
      In addition to the October 23 meeting, the Enterprise Group Directors met on December 1, December 13 and December 29, 2006 to consider the Reorganization Agreement and the Reorganization of the AXA Enterprise Fund into the GST Fund. The Enterprise Group Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of Enterprise Group (the “Independent Enterprise Group Directors”), together with their independent legal counsel, also met in executive session at the October 23 and December 13 meetings to consider the Reorganization. After reviewing and considering, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the Enterprise Group Directors, including all of the Independent Enterprise Group Directors, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, is in the best interests of the shareholders of the AXA Enterprise Fund and that the interests of the existing shareholders of the AXA Enterprise Fund will not be diluted as a result of the Reorganization. For additional information, see “Additional Information about the Reorganization — Reasons for the Reorganization and Board Considerations” below.
      Enterprise’s Group Directors, including all of the Independent Enterprise Group Directors, unanimously recommend that shareholders of the AXA Enterprise Fund approve the Reorganization Agreement.
      At a meeting held on                     , 2006, the GST Board of Trustees similarly found that participation in the Reorganization is in the best interests of the GST Fund and that the interests of the shareholders of the GST Fund will not be diluted as a result of the Reorganization.
The Reorganization
      The Reorganization Agreement provides for a reorganization of the AXA Enterprise Fund and its share classes into the GST Fund and its corresponding share classes listed opposite its name below.

AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund†

Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Class Y Shares	Institutional Shares

†	It is also proposed that the AXA Enterprise Large Cap Growth Fund of the AXA Enterprise Funds Trust be reorganized into the Goldman Sachs Capital Growth Fund. A separate combined proxy statement/ prospectus is being mailed to shareholders of the AXA Enterprise Large Cap Growth Fund.
     The GST Fund has investment objectives and policies that are similar to the AXA Enterprise Fund being reorganized into it. You should note that an investment in each Fund is subject to specific risks arising from the

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types of securities in which the Fund invests and general risks arising from investing in any mutual fund. There is no assurance that either Fund will meet its investment objective, and investors could lose money by investing in a Fund. As with all mutual funds, an investment in a Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.
      As set forth in the Reorganization Agreement, the Reorganization between the AXA Enterprise Fund and the GST Fund would involve:

•	The acquisition of all of the assets of the AXA Enterprise Fund by the GST Fund and the assumption by the GST Fund of all of the liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) of the AXA Enterprise Fund, in exchange for the number of shares of the corresponding classes of the GST Fund noted in the above chart having aggregate values equal to the net asset values of the shares of the AXA Enterprise Fund’s corresponding classes noted in the above chart as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the GST Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares to each holder of Class A Shares, Class B Shares, Class C Shares and Class Y Shares, respectively, of the AXA Enterprise Fund’s as of the effective time of the Reorganization; and

•	The complete liquidation of the AXA Enterprise Fund.
      As a result of the Reorganization, each AXA Enterprise Fund shareholder will become a shareholder of the GST Fund and will hold, immediately after the Reorganization, shares in such GST Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the AXA Enterprise Fund immediately prior to the effectiveness of the Reorganization. The Reorganization is intended to be tax-free under the federal tax law (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position) and shareholders of the AXA Enterprise Fund will not pay any sales charge as a result of the Reorganization.
      If approved, the Reorganization will occur as of the opening of business on or about April 30, 2007, or another date selected by Enterprise Group and GST. Approval of the Reorganization requires the affirmative vote of at least two-thirds of the shares of the AXA Enterprise Fund entitled to be voted at the Special Meeting. See “Additional Information about the Reorganization” and “Voting Information” below.
      At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Fund into the GST Fund, it is expected that, subject to shareholder approval requested in separate proxy statements, fourteen additional portfolios of the AXA Enterprise Funds Trust and twelve portfolios of AXA Enterprise Multimanager Funds Trust will be reorganized into corresponding funds of GST. The Reorganization will be completed whether or not the reorganizations of the AXA Enterprise Funds Trust or Enterprise Multimanager Funds Trust portfolios are completed.
      Although the AXA Enterprise Fund has a similar investment objective and principal strategies to the GST Fund, some of the AXA Enterprise Fund’s holdings may not be permissible portfolio holdings for the GST Fund. Therefore, some portion of the AXA Enterprise Fund’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, the investment adviser to the GST Fund, GSAM, anticipates selling a portion of the AXA Enterprise Fund’s holdings shortly after the Reorganization. To the extent that the AXA Enterprise Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the GST Fund may hold. The possible need for a Fund to dispose of certain portfolio investments in connection with the Reorganization could result in selling such investments at a disadvantageous time and price. The sale of securities either prior to the Reorganization or shortly thereafter could result in the AXA Enterprise Fund or the GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of either Fund in connection with the Reorganization.

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Federal Income Tax Consequences of the Reorganization
      It is intended that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the AXA Enterprise Fund, the GST Fund or the former’s shareholders, although there can be no assurance that the Internal Revenue Service will not adopt a contrary position. However, immediately prior to the Reorganization, the AXA Enterprise Fund will declare and pay a distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of the Reorganization and all of its net capital gain, if any, recognized in those years. The sale of securities by the AXA Enterprise Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution it makes prior to the Reorganization.
      As a condition to the closing of the Reorganization, the Enterprise Group and GST each will receive an opinion from GST’s counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Additional Information About the Reorganization — Federal Income Tax Consequences,” below.
Voting Information
      The Enterprise Group Directors are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on February 12, 2007, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Enterprise Group a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.
Proposal 1: Approval of the Reorganization of the AXA Enterprise Growth Fund into the Goldman Sachs Capital Growth Fund Pursuant to the Reorganization Agreement

      This proposal requests your approval of the proposed Reorganization of the AXA Enterprise Growth Fund into the Goldman Sachs Capital Growth Fund. The following provides comparative information regarding the AXA Enterprise Fund and the GST Fund. More complete information appears later in this Proxy/ Prospectus and in the Prospectuses for the AXA Enterprise Growth Fund and the Goldman Sachs Capital Growth Fund. You should read carefully the entire Proxy/ Prospectus, including the form of Reorganization Agreement attached as Appendix A and other documents incorporated herein.
Comparison of Investment Objective, Policies and Strategies
      The Funds have similar investment objectives, policies and strategies, although there are some differences of which you should be aware. The investment objective and the strategies and policies of each Fund are described below. A Fund’s investment objective may be changed by the applicable Board of Directors or Trustees without a vote of that Fund’s shareholders. The principal risks of investing in the Funds also are similar. For additional information concerning the investment policies of the Funds, see “Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise Fund and the GST Fund” in Appendix B and “Comparison of Investment Restrictions of the AXA Enterprise Fund and the GST Fund” in Appendix C. For information concerning the principal risks associated with investments in the Funds, see “Comparison of Principal Risk Factors” below.

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AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund

Investment Objective	Investment Objective
Seeks capital appreciation.	Seeks long-term growth of capital.
Investment Policies	Investment Policies
Under normal circumstances, the Fund invests primarily in equity securities of U.S. large capitalization companies. For purposes of this Fund, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	The Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase (“Total Assets”) in equity investments. The Fund’s investment focus is on large-cap U.S. equity investments.
The Fund’s sub-adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value.	The Fund seeks to achieve its objective by investing in a diversified portfolio of equity investments that are considered by the adviser to have long-term capital appreciation potential.
The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-adviser believes will further the fund’s investment objective, such as preferred stocks, warrants and securities convertible into common stock.	The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, warrants and other instruments that have economic characteristics similar to equity securities.
The Fund may invest up to 20% of its assets in foreign securities, including securities of companies based in developing countries.	The Fund may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.
The Fund also may invest in equity securities of small- and mid-capitalization companies.	The Fund may, to the extent consistent with its investment policies, invest in small- and mid-capitalization companies.
For temporary defensive purposes, the Fund may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements.	The Fund may, for temporary defensive purposes, invest 100% of its Total Assets in U.S. Government Securities; commercial paper rated at least A-2 by Standard & Poor’s Ratings Group (“Standard & Poor’s” or “S&P”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable rating by another nationally recognized statistical rating organization (“NRSRO”); certificates of deposit; bankers’ acceptances; repurchase agreements; and non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year.
Investment Adviser	Investment Adviser
Enterprise Capital Management, Inc. (“ECM”) serves as the investment manager for the Fund. The day-to-day portfolio management of the Fund is provided by an investment sub-adviser selected by ECM. The Fund’s sub-adviser is Montag & Caldwell, Inc.	GSAM manages the Fund on a day-to-day basis and will continue to manage the Fund after the Reorganization.
Comment: The investment objectives, policies and restrictions of the AXA Enterprise Growth Fund and Goldman Sachs Capital Growth Fund are, in general, similar. One difference that should be noted is that the GST Fund generally has slightly more flexibility to invest in foreign securities (up to 25% of Total Assets) than the AXA Enterprise Fund (up to 20% of total assets). In addition, the GST Fund may invest up to 10% of its total assets in non-investment grade fixed income securities, while the AXA Enterprise Fund generally does not invest in such securities.

4

Comparison of Principal Risk Factors
      The principal risks of an investment in each Fund are similar, as each Fund invests primarily in equity securities. However, because the Funds pursue their investment objectives using somewhat different investment strategies, an investment in the GST Fund will be subject to different risks than an investment in the AXA Enterprise Fund. The principal risks to which each Fund is subject are identified in the following table. For an explanation of each such risk, see “Additional Information Applicable to the Reorganization — Risks of Investing in the GST Fund and the AXA Enterprise Fund” below.

	AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund

Net Asset Value Risk	X	X
Interest Rate Risk		X
Credit/ Default Risk		X
Stock Risk	X	X
Derivatives Risk		X
Management Risk	X	X
Market Risk	X	X
Liquidity Risk		X
Investment Style Risk	X	X
Mid-Capitalization Risk	X
Foreign Risk	X	X
Emerging Countries Risk	X	X
Initial Public Offering Risk		X
Small-Capitalization Risk	X
Issuer-Specific Risk	X	X
Sub-adviser Selection Risk	X
Large-Capitalization Risk	X	X
Comparison of Fees and Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the AXA Enterprise Fund differ from those of the GST Fund. It is expected that shareholders of each class of shares of the AXA Enterprise Fund will incur lower annual operating expense ratios as shareholders of the corresponding class of shares of the GST Fund after the Reorganization. The annual operating expense ratio of each class of shares of the GST Fund (after taking into account the expense limitation arrangements) currently is lower than that of the corresponding class of shares of the AXA Enterprise Fund, after taking into account each Fund’s expense limitation arrangements, as is the pro forma net annual operating expense ratio of each class of shares of the combined GST Fund. However, absent the expense limitation arrangement for the GST Fund, the annual operating expense ratio of the Class B and Class C Shares of the GST Fund currently is higher than that of the Class B and Class C Shares of the AXA Enterprise Fund.
      The following tables: (1) compare the fees and expenses for the AXA Enterprise Fund and the GST Fund based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the GST Fund on a pro forma basis after giving effect to the Reorganization (assuming only the Reorganization of the AXA Enterprise Growth Fund into the GST Fund and then assuming the Reorganization of both the AXA Enterprise Growth Fund and AXA Enterprise Large Cap Growth Fund into the GST Fund). The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the AXA Enterprise Fund and the GST Fund and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their

5

customer accounts in connection with investments in the Funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.
      The AXA Enterprise Fund’s and GST Fund’s annual operating expenses are based on actual expenses for the twelve months ended August 31, 2006. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on September 1, 2005 and represent the hypothetical experience of the combined pro forma fund for the twelve months ended August 31, 2006. For financial statement purposes, the GST Fund will be the accounting survivor. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) the AXA Enterprise Fund as it currently exists, (2) the GST Fund as it currently exists, (3) the same GST Fund if it acquires the AXA Enterprise Fund (i.e., the “pro forma figure 1”) and (4) the same GST Fund if both the AXA Enterprise Fund and the AXA Enterprise Large Cap Growth Fund are acquired by the single GST Fund (i.e., “pro forma figure 2”).
      The examples depict the dollar amount of expenses on a hypothetical investment in the AXA Enterprise Fund and the GST Fund for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the pro forma examples do not reflect any expense waivers or reimbursement.

6

Combined Fund Pro Forma
(AXA Enterprise Growth
													Combined Fund Pro Forma						Fund + AXA Enterprise
	AXA Enterprise Growth						Goldman Sachs Capital						(AXA Enterprise Growth						Large Cap Growth Fund +
	Fund						Growth Fund						Fund + GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.75%	[1]	None		None		5.50%	[1]	None		None		5.50%	[1]	None		None		5.50%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]	None	[1]	5.00%	[3]	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None		None		None		None		None
Redemption Fees	2.00%	[5]	2.00%	[5]	2.00%	[5]	None		None		None		None		None		None		None		None		None
Exchange Fees	None		None		None		None		None		None		None		None		None		None		None		None

																			Combined Fund Pro Forma
																			(AXA Enterprise Growth
													Combined Fund Pro Forma						Fund + AXA Enterprise
	AXA Enterprise Growth						Goldman Sachs Capital						(AXA Enterprise Growth						Large Cap Growth Fund +
	Fund						Growth Fund						Fund + GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.73%		0.73%		0.73%		0.95%	[6]	0.95%	[6]	0.95%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses*	0.45%		0.45%		0.45%		0.24%	[7]	0.24%	[7]	0.24%	[7]	0.22%	[7]	0.22%	[7]	0.22%	[7]	0.22%	[7]	0.22%	[7]	0.22%	[7]

Total Fund Operating Expenses*	1.63%	[8]	2.18%	[8]	2.18%	[8]	1.44%		2.19%		2.19%		1.37%		2.12%		2.12%		1.37%		2.12%		2.12%
See page 9 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

																			Combined Fund Pro Forma
																			(AXA Enterprise Growth
													Combined Fund Pro Forma						Fund + AXA Enterprise
	AXA Enterprise Growth						Goldman Sachs Capital						(AXA Enterprise Growth						Large Cap Growth Fund +
	Fund						Growth Fund						Fund + GST Fund)						GST Fund)

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.70%		0.70%		0.70%		0.95%	[6]	0.95%	[6]	0.95%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]	0.90%	[6]
Distribution and Service (12b-1) Fees	0.45%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%		0.25%		1.00%		1.00%
Other Expenses	0.45%		0.45%		0.45%		0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]	0.19%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.60%	[8]	2.15%	[8]	2.15%	[8]	1.39%		2.14%		2.14%		1.34%		2.09%		2.09%		1.34%		2.09%		2.09%

7

Combined Fund
Pro Forma (AXA
Enterprise Growth
				Combined Fund	Fund + AXA
			Goldman Sachs	Pro Forma (AXA	Enterprise Large
	AXA Enterprise		Capital Growth	Enterprise Growth	Cap Growth Fund
	Growth Fund		Fund	Fund + GST Fund)	+ GST Fund)

	Class Y Shares		Institutional Shares	Institutional Shares	Institutional Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None	None	None
Maximum Deferred Sales Charge (Load)	None		None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None	None
Redemption Fees	2.00%	[5]	None	None	None
Exchange Fees	None		None	None	None

							Combined Fund
							Pro Forma (AXA
							Enterprise Growth
					Combined Fund		Fund + AXA
			Goldman Sachs		Pro Forma (AXA		Enterprise Large
	AXA Enterprise		Capital Growth		Enterprise Growth		Cap Growth Fund
	Growth Fund		Fund		Fund + GST Fund)		+ GST Fund)

	Class Y Shares		Institutional Shares		Institutional Shares		Institutional Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.73%		0.95%	[6]	0.90%	[6]	0.90%	[6]
Distribution and Service (12b-1) Fees	None		None		None		None
Other Expenses*	0.45%		0.09%	[7]	0.07%	[7]	0.07%	[7]

Total Fund Operating Expenses*	1.18%	[8]	1.04%		0.97%		0.97%
See page 9 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the AXA Enterprise Fund, the GST Fund and the Combined Fund are as set forth below.

							Combined Fund
							Pro Forma (AXA
							Enterprise Growth
					Combined Fund		Fund + AXA
			Goldman Sachs		Pro Forma (AXA		Enterprise Large
	AXA Enterprise		Capital Growth		Enterprise Growth		Cap Growth Fund
	Growth Fund		Fund		Fund + GST Fund)		+ GST Fund)

	Class Y Shares		Institutional Shares		Institutional Shares		Institutional Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.70%		0.95%	[6]	0.90%	[6]	0.90%	[6]
Distribution and Service (12b-1) Fees	None		None		None		None
Other Expenses	0.45%		0.04%	[7]	0.04%	[7]	0.04%	[7]

Total Fund Operating Expenses (after current expense limitations)	1.15%	[8]	0.99%		0.94%		0.94%

8

[1]	The maximum sales charge is a percentage of the offering price. This sales charge varies depending on how much you invest. Under certain circumstances, the maximum sales charge may be reduced or waived entirely. If you buy $1,000,000 or more ($100,000 or more for certain employee benefit plans and $500,000 or more for certain individual retirement accounts) of Class A Shares of the AXA Enterprise Fund at net asset value and redeem those shares within 12 months of the end of the calendar month of their purchase, a CDSC of 1.00% generally will apply to the redemptions of those shares. A CDSC of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of a GST Fund sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of the AXA Enterprise Fund or GST Fund redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. Class B Shares of the AXA Enterprise Fund and GST Fund automatically convert to Class A Shares eight years after the end of the calendar month in which you purchased them and will be subject to lower expenses.

[4]	A CDSC of 1% is imposed on Class C Shares of the AXA Enterprise Fund or GST Fund redeemed within 12 months of purchase.

[5]	If you redeem or exchange shares of the AXA Enterprise Fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged generally will be assessed and retained by the AXA Enterprise Fund for the benefit of the remaining shareholders.

[6]	GSAM has entered into the following contractual fee reduction commitments for the GST Fund:

	Management Fee	Average Daily
GST Fund	Annual Rate	Net Assets

Capital Growth Fund	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.80%	Over $2 Billion

Prior to this fee reduction commitment, the management fee for the GST Fund as an annual percentage rate of average daily net assets was 1.00%.

[7]	“Other Expenses” of the GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Fund’s Class A, B and C shares and 0.04% of the average daily net assets of the Institutional Shares, plus all other ordinary expenses not detailed above. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the GST Fund’s average daily net assets These expense reductions may be terminated at any time at the option of GSAM.

[8]	Pursuant to an Expense Limitation Agreement, ECM and AXA Equitable Life Insurance Company (“AXA Equitable”), the accounting and compliance agent of the AXA Enterprise Fund, have agreed to make payments or waive its management, fund accounting and compliance fees and other fees to limit the expenses of the AXA Enterprise Fund through February 28, 2008 (unless the Enterprise Group Directors consent to an earlier revision or termination of this arrangement) so that the net annual fund operating expenses (as a percentage of average daily net assets) of the AXA Enterprise Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of other investment companies in which the Fund invests and other extraordinary expenses) do not exceed 1.60% for Class A Shares, 2.15% for Class B and Class C Shares and 1.15% for Class Y Shares. ECM and AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the AXA Enterprise Fund’s expense ratio and such reimbursements do not exceed the AXA Enterprise Fund’s expense cap. ECM and AXA Equitable may discontinue these arrangements at any time after February 28, 2008.

A portion of the brokerage commissions that the AXA Enterprise Fund pays is used to reduce the Fund’s expenses. Including this reduction the Net Operating Expenses for the AXA Enterprise Fund for the twelve months ended August 31, 2006 was 1.59% for Class A Shares, 2.14% for Class B and Class C Shares and 1.14% for Class Y Shares.

9

     The following Example is intended to help you compare the cost of investing in: (1) the AXA Enterprise Fund as it currently exists; (2) the GST Fund as it currently exists; (3) the same GST Fund if it acquires the AXA Enterprise Fund (i.e., “combined fund pro forma figure 1”); and (4) the same GST Fund if both the AXA Enterprise Fund and the AXA Enterprise Large Cap Growth Fund are acquired by the single GST Fund (i.e., “combined fund pro forma figure 2”) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B, Class C, Class Y or Institutional Shares of the AXA Enterprise Fund, the GST Fund or the Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the AXA Enterprise Fund’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Example for the GST Fund and the Combined Fund does not reflect any waivers and expense limitations. The Example for the AXA Enterprise Fund reflects waivers and expense limitations only for the period for which such arrangements are contractual and assumes that these arrangements are not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

AXA Enterprise Growth Fund
Class A Shares	$630	$962	$1,316	$2,313
Class B Shares
- assuming complete redemption at end of period	$718	$1,079	$1,366	$2,371
- assuming no redemption	$218	$679	$1,166	$2,371
Class C Shares
- assuming complete redemption at end of period	$318	$679	$1,166	$2,510
- assuming no redemption	$218	$679	$1,166	$2,510
Class Y Shares	$117	$372	$646	$1,429
Goldman Sachs Capital Growth Fund
Class A Shares	$689	$980	$1,294	$2,179
Class B Shares[1]
- assuming complete redemption at end of period	$722	$985	$1,375	$2,334
- assuming no redemption	$222	$685	$1,175	$2,334
Class C Shares
- assuming complete redemption at end of period	$322	$685	$1,175	$2,524
- assuming no redemption	$222	$685	$1,175	$2,524
Institutional Shares	$106	$331	$574	$1,271
Combined Fund Pro forma (AXA Enterprise Growth Fund + GST Fund)
Class A Shares	$682	$960	$1,259	$2,106
Class B Shares[1]
- assuming complete redemption at end of period	$715	$964	$1,339	$2,261
- assuming no redemption	$215	$664	$1,139	$2,261
Class C Shares
- assuming complete redemption at end of period	$315	$664	$1,139	$2,452
- assuming no redemption	$215	$664	$1,139	$2,452
Institutional Shares	$99	$309	$536	$1,190

10

	1 Year	3 Years	5 Years	10 Years

Combined Fund Pro forma (AXA Enterprise Growth Fund + AXA Enterprise Large Cap Growth Fund + GST Fund)
Class A Shares	$682	$960	$1,259	$2,106
Class B Shares[1]
- assuming complete redemption at end of period	$715	$964	$1,339	$2,261
- assuming no redemption	$215	$664	$1,139	$2,261
Class C Shares
- assuming complete redemption at end of period	$315	$664	$1,139	$2,452
- assuming no redemption	$215	$664	$1,139	$2,452
Institutional Shares	$99	$309	$536	$1,190

[1]	The Class B example for each Fund reflects the conversion of Class B Shares to Class A Shares after approximately eight years from the date of purchase of Class B Shares.
     The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of the AXA Enterprise Fund, GST Fund and Combined Fund Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund and AXA Enterprise Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares, Class B Shares or Class C Shares for services to their customers’ accounts and/or the AXA Enterprise Fund or GST Fund. For more information regarding such compensation, see “Compensation to Securities Dealers” in the AXA Enterprise Fund’s prospectus and “Compensation to Financial Intermediaries and Third Party Broker-Dealers” in the AXA Enterprise Fund’s Statement of Additional Information, “Shareholder Guide” in the GST Fund’s prospectuses and “Payments to Intermediaries” in the GST Fund’s Statements of Additional Information.
Comparative Performance Information
      The tables below compare the performance of each Fund and provide an indication of the risks of investing in a Fund by showing how the average annual total returns of a Fund’s shares compare to those of broad-based securities market indices. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
      The average annual total return calculation reflects the maximum front-end sales charge for Class A Shares, the assumed CDSC for Class B Shares and the assumed CDSC for Class C Shares, in each case based on the applicable Fund’s current sales charge schedules. Performance reflects expense limitations in effect. If expense limitations were not in place, a Fund’s performance would have been reduced.
      These definitions apply to the after-tax returns.
      Average Annual Total Returns Before Taxes. These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by a shareholder.
      Average Annual Total Returns After Taxes on Distributions. These returns assume that taxes are paid on distributions on a Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Class A Shares at the end of the performance period.

11

      Average Annual Total Returns After Taxes on Distributions and Sale of Shares. These returns reflect taxes paid on distributions on a Fund’s Class A Shares and taxes applicable when the shares are redeemed (sold).
      Note on Tax Rates. The after-tax performance figures are calculated using the historical highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
AXA Enterprise Growth Fund

			10 Years
			or Since
Average Annual Total Returns (For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 2/28/68)
Return Before Taxes	2.37%	(0.12)%	5.27%
Return After Taxes on Distributions[1]	2.37%	(0.12)%	4.78%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.54%	(0.10)%	4.47%
Russell 1000 Growth Index[2]	9.07%	2.69%	5.44%

Class B (inception 5/1/95)
Return Before Taxes	1.92%	(0.10)%	5.32%
Russell 1000 Growth Index	9.07%	2.69%	5.44%

Class C (inception 5/1/97)
Return Before Taxes	5.89%	0.31%	4.59%
Russell 1000 Growth Index	9.07%	2.69%	4.90%

Class Y (inception 8/8/96)
Return Before Taxes	7.98%	1.31%	6.30%
Russell 1000 Growth Index	9.07%	2.69%	5.44%

Goldman Sachs Capital Growth Fund

			10 Years
			or Since
Average Annual Total Returns (For the periods ended December 31, 2006)	1 Year	5 Years	Inception

Class A (inception 4/20/90)
Return Before Taxes	8.17%	2.24%	7.25%
Return After Taxes on Distributions[1]	2.21%	1.09%	5.73%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.43%	0.93%	5.41%
Russell 1000 Growth Index[2]	9.07%	2.69%	5.44%

Class B (inception 5/1/96)
Return Before Taxes	7.35%	1.48%	6.44%
Russell 1000 Growth Index	9.07%	2.69%	5.44%

Class C (inception 8/15/97)
Return Before Taxes	7.36%	1.47%	4.30%
Russell 1000 Growth Index	9.07%	2.69%	3.23%

Institutional Class (inception 8/15/97)
Return Before Taxes	8.62%	2.66%	5.48%
Russell 1000 Growth Index	9.07%	2.69%	3.23%

12

[1]	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Class Y and Institutional Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]	The Russell 1000 Growth Index® is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.
Comparison of the Distribution Policies and Purchase, Redemption and Exchange Policies
      The sales charges, sales charge exemptions, distribution and servicing arrangements, purchase, redemption, exchange, dividend and other policies and procedures of the AXA Enterprise Fund and the GST Fund are generally similar. There are, however, some differences of which you should be aware. The following table summarizes and compares the distribution policies and the purchase, redemption and exchange policies of the Funds. For more information, see “Comparison of Shareholder Transactions and Services of the AXA Enterprise Fund and the GST Fund” in Appendix D.

	AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund

Sales Charges and Distribution/ Service (Rule 12b-1) Fees	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 4.75%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.45% of the Fund’s average daily net assets attributable to Class A Shares.	Class A Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%, which is reduced depending on the amount invested and, in certain circumstances, waived. There is no CDSC on redemptions of Class A Shares, except in certain circumstances when the front-end sales charge is waived. Class A Shares are subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A Shares.
	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.	Class B Shares. There is no front-end sales charge on Class B Shares. However, Class B Shares are subject to a CDSC of up to 5% on certain redemptions within 6 years of purchase. Class B Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B Shares. Class B Shares convert to Class A Shares approximately 8 years after purchase.

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	AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund

	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.	Class C Shares. There is no front-end sales charge on Class C Shares. However, Class C Shares are subject to a CDSC of 1% on certain redemptions within the first year of purchase. Class C Shares also are subject to a Rule 12b-1 fee equal to an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C Shares.
	Class Y Shares. Class Y Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.	Institutional Shares. Institutional Shares are not subject to any front-end sales charge, CDSC or Rule 12b-1 fees.

Purchase Policies	Investors can purchase shares of an AXA Enterprise Fund directly through the Fund’s principal underwriter, Enterprise Fund Distributors, Inc., or through an authorized dealer, subject to certain minimum investments and eligibility and other requirements.	Investors can purchase shares of a GST Fund directly from Goldman Sachs, through authorized dealers and directly from GST, subject to certain minimum investments and eligibility and other requirements.

Exchange Policies	Shareholders can exchange shares of the AXA Enterprise Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another AXA Enterprise Fund. Redemption of shares (including by exchange) that are held for one month or less may, however, be subject to a redemption fee.	Shareholders can exchange shares of a GST Fund at net asset value without the imposition of any front-end sales charge or CDSC at the time of the exchange for shares of the same class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 or 60 calendar days or less may, however, be subject to a redemption fee.

Redemption Policies	Shareholders can sell (redeem) some or all their shares. Generally, the AXA Enterprise Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.	Shareholders can sell (redeem) some or all their shares. Generally, the GST Fund will redeem its shares upon request on any business day at the net asset value next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. Shareholders may request that redemption proceeds be sent by check or wire. Redemptions may be requested in writing or by telephone.
Redemption Fees	There is a 2% redemption fee assessed on certain redemptions of shares (including by exchange) within one month after purchase.	The Fund does not impose any redemption fees.

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Capitalization
      The following tables show the capitalization of the AXA Enterprise Fund and the GST Fund as of August 31, 2006, respectively, and the capitalization of the GST Fund on a pro forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of a GST Fund that would be exchanged for the shares of the AXA Enterprise Fund if the Reorganization shown had been consummated on August 31, 2006 with respect to the Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share. For this Reorganization, because the AXA Enterprise Fund and the AXA Enterprise Large Cap Growth Fund are being reorganized into the GST Fund, the Pro forma Combined Fund reflects both Funds being reorganized into the GST Fund and only the AXA Enterprise Growth Fund being reorganized into the GST Fund.
AXA Enterprise Growth Fund, AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund

							Pro forma
	AXA Enterprise		Goldman Sachs		Pro forma		Combined Fund
	Large Cap	AXA Enterprise	Capital Growth		Combined Fund		(Fund A +
	Growth Fund	Growth Fund	Fund*	Pro forma	(Fund A +	Pro forma	Fund B +
	(Fund A)	(Fund B)	(Fund C)	Adjustments	Fund C)	Adjustments	Fund C)

Net Assets:	$29,990	$709,068	$1,289,843	$0	$1,319,833	$0	$2,028,901
	(Class A Shares)	(Class A Shares)	(Class A Shares)		(Class A Shares)		(Class A Shares)
	$36,171	$220,298	$96,106	$0	$132,277	$0	$352,575
	(Class B Shares)	(Class B Shares)	(Class B Shares)		(Class B Shares)		(Class B Shares)
	$12,019	$132,176	$68,528	$0	$80,547	$0	$212,723
	(Class C Shares)	(Class C Shares)	(Class C Shares)		(Class C Shares)		(Class C Shares)
	$1,530	$45,374	$272,295	$0	$273,825	$0	$319,199
	(Class Y Shares)	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)		(Institutional Shares)
Net Asset Value Per Share:	$10.67	$17.21	$20.62	$(10.67)	$20.62	$(27.88)	$20.62
	(Class A Shares)	(Class A Shares)	(Class A Shares)		(Class A Shares)		(Class A Shares)
	$10.46	$16.07	$19.03	$(10.46)	$19.03	$(26.53)	$19.03
	(Class B Shares)	(Class B Shares)	(Class B Shares)		(Class B Shares)		(Class B Shares)
	$10.45	$16.29	$18.99	$(10.45)	$18.99	$(26.74)	$18.99
	(Class C Shares)	(Class C Shares)	(Class C Shares)		(Class C Shares)		(Class C Shares)
	$10.79	$18.16	$21.24	$(10.79)	$21.24	$(28.95)	$21.24
	(Class Y Shares)	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)		(Institutional Shares)
Shares Outstanding:	2,811	41,200	62,543	(1,356)	63,998	(8,174)	98,380
	(Class A Shares)	(Class A Shares)	(Class A Shares)		(Class A Shares)		(Class A Shares)
	3,459	13,712	5,051	(1,557)	6,953	(3,690)	18,532
	(Class B Shares)	(Class B Shares)	(Class B Shares)		(Class B Shares)		(Class B Shares)
	1,150	8,113	3,608	(517)	4,241	(1,671)	11,200
	(Class C Shares)	(Class C Shares)	(Class C Shares)		(Class C Shares)		(Class C Shares)
	142	2,499	12,821	(70)	12,893	(433)	15,029
	(Class Y Shares)	(Class Y Shares)	(Institutional Shares)		(Institutional Shares)		(Institutional Shares)

*	The Goldman Sachs Capital Growth Fund will be the accounting survivor for financial statement purposes.
* * * * *

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ADDITIONAL INFORMATION ABOUT THE REORGANIZATION
Risks of Investing in the AXA Enterprise Fund and the GST Fund
      All of the principal risks applicable to the AXA Enterprise Fund and the GST Fund are summarized in the table appearing above under “Comparison of Principal Risk Factors” and are described in more detail in the table that follows below. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in Appendix A to the prospectuses of the GST Fund. You should consider the investment risks discussed in this section and the prospectuses of the GST Fund, which are important to your investment choice.
      The GST Fund and AXA Enterprise Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the AXA Enterprise Fund and GST Fund hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in an AXA Enterprise Fund or GST Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

Principal Investment Risk	Funds Denoting Risk as a Principal Risk

Net Asset Value Risk — The risk that the net asset value of a Fund and the value of your investment will fluctuate.	GST Fund AXA Enterprise Fund

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions. In recent years, U.S. and foreign stock markets have experienced substantial price volatility.
GST Fund AXA Enterprise Fund

Management Risk — The risk that a strategy used by the Fund’s investment adviser or sub-adviser may fail to produce the intended results.	GST Fund AXA Enterprise Fund

Market Risk — The risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
GST Fund AXA Enterprise Fund

Interest Rate Risk — The risk that when interest rates increase, securities held by a fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
GST Fund

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Principal Investment Risk	Funds Denoting Risk as a Principal Risk

Credit/Default Risk — The risk that an issuer or guarantor of a security or of a fixed-income security held by a Fund may default on its obligation to pay interest and repay principal.	GST Fund

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
GST Fund

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in small and mid-capitalization stocks, real estate investment trusts, and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
GST Fund

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
GST Fund AXA Enterprise Fund

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Principal Investment Risk	Funds Denoting Risk as a Principal Risk

Foreign Risk — The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
GST Fund AXA Enterprise Fund

Emerging Countries Risk — The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.
GST Fund AXA Enterprise Fund

Initial Public Offering (“IPO”) Risk — The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
GST Fund

Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.
GST Fund AXA Enterprise Fund

Large-Capitalization Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended period of economic expansion.
GST Fund AXA Enterprise Fund

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Principal Investment Risk	Funds Denoting Risk as a Principal Risk

Small- and Mid-Capitalization Risk — Risk is greater for the securities of small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the fund may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.
AXA Enterprise Fund

Sub-adviser Selection Risk — The risk that the process for selecting or replacing a sub-adviser and the decision to select or replace a sub-adviser does not produce the intended result.	AXA Enterprise Fund
Reasons for the Reorganization and Board Considerations
      The Enterprise Group Directors, including the Independent Enterprise Group Directors, have determined that the Reorganization is in the best interest of the shareholders of the AXA Enterprise Fund, and that the interests of the current shareholders of the AXA Enterprise Fund will not be diluted as a result of the Reorganization. The Enterprise Group Directors, including the Independent Enterprise Group Directors, also have considered and unanimously approved the terms and conditions of the Reorganization Agreement. The following sets forth in greater detail the steps taken by the Enterprise Group Directors in arriving at these conclusions.
      Background. At a meeting held on October 23, 2006, AXA Financial and ECM (“AXA”) informed the Enterprise Group Directors that they had entered into an agreement with GSAM under which GSAM would acquire certain assets associated with AXA’s retail mutual fund business and AXA would use its reasonable best efforts to effect the Reorganization. AXA also informed the Enterprise Group Directors that, in consideration for these assets, the opportunity to manage additional assets after the proposed Reorganization and covenants from AXA, including its assistance in facilitating the Reorganization, GSAM agreed to pay AXA an amount based on the assets of the AXA Enterprise Fund at the time of the Reorganization. AXA then noted that the Reorganization was subject to the approval of the Enterprise Group Directors and the shareholders of the AXA Enterprise Fund, satisfactory completion of due diligence and execution of the Reorganization Agreement. AXA stated that it proposed to present the Reorganization to the Enterprise Group Directors for their consideration and approval at meetings later in 2006 and noted that the Enterprise Group Directors would receive additional information regarding the Reorganization in advance of such meetings.
      Board Considerations. In addition to the October 23 meeting, the Board also met on December 1, December 13 and December 29, 2006 to consider the proposed Reorganization. The Independent Enterprise Group Directors, together with their independent legal counsel, also met in executive session at the October 23, December 1 and December 13 meetings to consider the Reorganization. In connection with these meetings, the Enterprise Group Directors requested, and AXA and GSAM provided in advance of the meetings, detailed information about the proposed Reorganizations, including information regarding: (1) the reputation, financial strength and capabilities of GSAM and its affiliates; (2) GSAM’s experience with and capabilities managing mutual funds; (3) the investment objectives and policies of the GST Fund and their relative compatibility with those of the AXA Enterprise Fund; (4) the historical investment performance records of the GST Fund and the AXA Enterprise Fund, relative to each other; (5) the investment advisory and total expenses payable and paid by the GST Fund (including pro forma expense information), as compared with those of the AXA Enterprise Fund; (6) the qualifications and experience of the GSAM investment personnel managing the GST Fund; (7) Goldman Sachs’ distribution capabilities, the distribution and shareholder servicing arrangements (including Rule 12b-1

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fees) and the sales charge structures of the GST Fund share classes, as compared with those of the AXA Enterprise Fund; (8) the reputation and capabilities of certain service providers for the GST Fund; (9) the current size of the GST Fund and the prospects for its future growth, as compared to the AXA Enterprise Fund; (10) alternatives to the Reorganization, including restructuring with different funds and liquidating the AXA Enterprise Fund; (11) the terms of the proposed Reorganization Agreement, including the anticipated tax-free nature of the transaction for the AXA Enterprise Fund and its shareholders and that the AXA Enterprise Fund would not bear any fees, expenses or explicit brokerage commissions in connection with the Reorganization; and (12) potential benefits of the Reorganization to AXA and GSAM and their respective affiliates. At each meeting, AXA representatives discussed, and the Independent Enterprise Group Directors reviewed (with the assistance of independent legal counsel), information regarding the Reorganization. In addition, at the December 13, 2006 meeting, representatives of GSAM met with the Enterprise Group Directors to discuss GSAM, the GST Fund and the proposed Reorganization.
      At the December 1 and December 13, 2006 meetings, AXA and GSAM (only with respect to the December 13 meeting) personnel were interviewed by the Enterprise Group Directors regarding GSAM, the GST Funds and the proposed Reorganization. GSAM reviewed, among other things, information regarding its investment advisory business and the organizational and operational structure of the GSAM family of funds, including its various service providers. AXA and GSAM noted that GSAM serves as the investment adviser to the GST Fund and would continue to serve in that capacity after the Reorganization. AXA and GSAM then reviewed GSAM’s investment advisory experience, capabilities and processes in managing funds with investment objectives and policies that are similar to the AXA Enterprise Fund. GSAM also reviewed the qualifications and experience of its portfolio managers for the GST Fund. AXA and GSAM also reviewed the experience and capabilities of the other service providers that provide services to the GST Fund.
      AXA and GSAM stated that the investment objectives, policies and strategies and principal risks of the AXA Enterprise Fund and the GST Fund are similar. They also noted that the GST Fund is larger than the AXA Enterprise Fund, which would offer shareholders of the AXA Enterprise Fund additional opportunity for diversification of investments and economies of scale as shareholders of the GST Fund.
      AXA and GSAM also stated that it is expected that, while the advisory fee for the GST Fund is higher than that of the AXA Enterprise Fund, the net annual operating expense ratio of each class of shares of the GST Fund after the Reorganization would be lower than that of the corresponding class of shares of the AXA Enterprise Fund. GSAM also reviewed the performance of the GST Fund and the AXA Enterprise Fund for various periods ended September 30, 2006 and noted that the performance of the GST Fund generally was more favorable or compared reasonably to that of the AXA Enterprise Fund, although there is no guarantee or assurance as to the future performance of the GST Fund.
      AXA and GSAM also reviewed with the Board the distribution and shareholder servicing arrangements for the GST Fund, including the sales load structures for each class of Shares. GSAM noted that the sales load structures generally are similar, except that Class A Shares of the GST Fund are subject to a higher front-end sales load but a lower Rule 12b-1 fee than the AXA Enterprise Fund.
      AXA and GSAM also reviewed with the Board the terms and conditions of the Reorganization Agreement, noting that the Reorganization is expected to be tax-free to the AXA Enterprise Fund and its shareholders. They also noted that AXA and GSAM would bear the costs associated with the Reorganization, including the costs of obtaining shareholder approval of the Reorganization and the explicit brokerage commissions on portfolio transactions incurred in connection with the Reorganization. They also noted that shareholders of the AXA Enterprise Fund would not pay any sales charges in connection with the Reorganization.
      AXA and GSAM also noted that the interests of the shareholders would not be diluted by the Reorganization because the Reorganization would be effected on the basis of each participating Fund’s net asset value.
      AXA and GSAM also reviewed information regarding potential benefits of the Reorganization to AXA and GSAM, respectively, including those under the purchase agreement between AXA and GSAM. They also noted that the Reorganization was part of a larger set of reorganizations involving the AXA Enterprise Fund, 14 funds of the Enterprise Trust and 12 funds of Multimanager Trust. AXA also noted that GSAM had agreed to use its

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best efforts to assure compliance with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such adviser which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met. First, no “unfair burden” maybe imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after which such transaction occurs whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). The Enterprise Group Directors were advised that AXA and GSAM were not aware of any circumstances relating to the Reorganization that might result in the imposition of an “unfair burden” on the AXA Enterprise Fund. Second, during the three-year period immediately following the change of control, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act. The GST Board of Trustees currently satisfies and intends to continue to satisfy this condition.
      At the Enterprise Group Directors meeting held on December 29, 2006, the Enterprise Group Directors reviewed additional information regarding the proposed Reorganization. At that meeting, the Enterprise Group Directors determined that, based on the representations and information from AXA and GSAM, the Reorganization was in the best interest of the shareholders of the AXA Enterprise Fund, and that the interests of the current shareholders of the AXA Enterprise Fund would not be diluted as a result of the Reorganization. The Enterprise Group Directors also considered and unanimously approved the terms and conditions of the Reorganization Agreement. The Board’s conclusion was based on a number of factors, including the following:

•	The Reorganization will enable shareholders of the AXA Enterprise Fund to continue their investment in a GST Fund that has similar investment objectives, policies and risks as the AXA Enterprise Fund and which is part of a substantially larger, more diversified family of funds with increased potential for asset growth and the benefits of that growth resulting from economies of scale and greater portfolio diversification.

•	GSAM has substantial experience, qualifications and capabilities in managing mutual funds with similar investment objectives and policies as the AXA Enterprise Fund.

•	The historical investment performance record of the GST Fund for the periods reviewed generally compared reasonably to that of the AXA Enterprise Fund, although there is no guarantee or assurance as to the future performance of the GST Fund.

•	The net annual operating expense ratio of each class of shares of the GST Fund after the Reorganization is expected to be lower than that of the corresponding class of shares of the corresponding AXA Enterprise Fund.

•	The distribution and shareholder servicing arrangements compare favorably to those of the AXA Enterprise Fund. In addition, as a result of the Reorganizations, each shareholder of the AXA Enterprise Fund would receive shares of a corresponding class of the corresponding GST Fund that has a similar sales charge and Rule 12b-1 fee structure. Although the Class A Shares of the GST Fund generally have a higher front-end sales load than Class A Shares of the AXA Enterprise Fund, the ongoing Rule 12b-1 fee for Class A Shares of the GST Fund is lower than that of the AXA Enterprise Fund.

•	As a result of the Reorganization, each shareholder of the AXA Enterprise Fund would hold, immediately after the Reorganization, shares of the corresponding class of the GST Fund having an aggregate value equal to the aggregate value of those AXA Enterprise Fund Shares held immediately before the Effective Time of the Reorganization.

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•	Goldman Sachs has substantial distribution capabilities for the GST Fund, which is reasonably likely to lead to future growth of the GST Fund.

•	The Reorganization is expected to be tax-free for the AXA Enterprise Fund and its shareholders.

•	The AXA Enterprise Fund would not bear any of the expenses of the proposed Reorganization.
      On the basis of the foregoing and other representations and information provided to it and its evaluation of those representations and information, the Enterprise Group Directors, including the Independent Enterprise Group Directors, voted unanimously to approve the Reorganization Agreement with respect to the AXA Enterprise Fund and to recommend that the shareholders also approve the Reorganization.
The Reorganization Agreement
      The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/ Prospectus as Appendix A.
      The Reorganization Agreement provides that with respect to the AXA Enterprise Fund: (1) all of the AXA Enterprise Fund’s assets will be acquired, and all of its liabilities (other than those liabilities specifically excluded under the Reorganization Agreement) will be assumed, by the GST Fund in exchange for Class A Shares, Class B Shares, Class C Shares and Institutional Shares (collectively, “GST Shares”), (2) such GST Shares will be distributed to the shareholders of the Class A Shares, Class B Shares, Class C Shares and Class Y Shares, respectively, of the AXA Enterprise Fund, and (3) the AXA Enterprise Fund will liquidate.
      Subject to the satisfaction of the conditions described below, the Reorganization is scheduled to occur immediately before the opening of business on April 30, 2007 or on a later date as the Enterprise Group and GST may agree (the “Effective Time of the Reorganization”).
      Generally, with respect to the Reorganization, each shareholder of the AXA Enterprise Fund will receive the number of full and fractional (to the third decimal place) Class A Shares, Class B Shares, Class C Shares or Institutional Shares of the GST Fund equal in value to the value of the Class A Shares, Class B Shares, Class C Shares or Class Y Shares, respectively, of the AXA Enterprise Fund held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the business day preceding the Effective Time of the Reorganization or other agreed upon time and date (the “Valuation Time”). Immediately upon receipt of GST Fund shares, the AXA Enterprise Fund will distribute pro rata to its shareholders of record as of the Valuation Time in complete liquidation thereof the shares of the GST Fund received by the AXA Enterprise Fund in the Reorganization. The transactions described above are summarized in the following table.

AXA Enterprise Fund	GST Fund

AXA Enterprise Growth Fund Class A Shares Class B Shares Class C Shares Class Y Shares	Goldman Sachs Capital Growth Fund† Class A Shares Class B Shares Class C Shares Institutional Shares

†	It is also proposed that the AXA Enterprise Large Cap Growth Fund of the AXA Enterprise Funds Trust be reorganized into the Goldman Sachs Capital Growth Fund. A separate proxy statement/ prospectus is being mailed to shareholders of the AXA Enterprise Large Cap Growth Fund shareholders.
     Each such distribution by the AXA Enterprise Fund’s shares will be accomplished by the transfer of the GST Fund’s shares then credited to the account of the AXA Enterprise Fund on the GST Fund’s share records to open accounts on those share records in the names of the record shareholders of the AXA Enterprise Fund. The aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the GST Fund to be credited to the accounts of the AXA Enterprise Fund’s shareholders will be equal to the aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares and Class Y Shares, respectively, of the AXA Enterprise Fund owned by such shareholders at the Valuation Time. All issued and outstanding shares of the AXA Enterprise Fund will simultaneously be canceled on its share records.

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      Under the Reorganization Agreement, Enterprise Group and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by the Reorganization Agreement. All of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out these transactions will be paid by ECM or GSAM (or any affiliate thereof).
      The Reorganization Agreement provides that the GST Fund will assume all obligations of the AXA Enterprise Fund to indemnify the Enterprise Group Independent Directors against all liabilities and expenses to the extent provided by Enterprise Group’s Articles of Incorporation and By-laws.
      The Reorganization Agreement contains a number of representations and warranties made by Enterprise Group to GST related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by GST to Enterprise Group (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either Enterprise Group or GST is obligated to proceed with the Reorganization (Article VI). These include, among others, that: (1) the shareholders of the AXA Enterprise Fund approve the Reorganization Agreement with respect thereto; (2) Enterprise Group receives from GST’s legal counsel, and GST receives from Enterprise Group’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from the GST’s counsel that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (3) both Enterprise Group and GST receive from GST’s counsel the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) both Enterprise Group and GST receive certain certificates from the other’s officers concerning the continuing accuracy of its representations and warranties made in the Reorganization Agreement.
      The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization by: (1) the mutual written consent of Enterprise Group and GST; or (2) either Enterprise Group or GST (a) following any material breach by the other of any of its representations, warranties or covenants contained in the Reorganization Agreement, if such breach is not cured within 10 business days; (b) if any applicable condition precedent is not satisfied by December 31, 2007; (c) upon the occurrence of an event that has a material adverse effect upon the other or a Fund thereof; (d) if the Effective Time does not occur by December 31, 2007; or (e) following a determination by its Board that the consummation of the Reorganization is not in the best interest of its shareholders.
      Approval of the Reorganization requires the affirmative vote of at least two-thirds of the shares of the AXA Enterprise Fund entitled to be voted at the Special Meeting. See the section of this Proxy/ Prospectus entitled “Voting Information” for more information.
      At the same time that shareholders are being asked to approve the reorganization of the AXA Enterprise Fund into the GST Fund, it is expected that, subject to shareholder approval requested in separate proxy statements, fourteen additional portfolios of the AXA Enterprise Funds Trust and twelve portfolios of AXA Enterprise Multimanager Funds Trust will be reorganized into corresponding funds of GST. In this regard, it is proposed that in addition to the AXA Enterprise Fund, the AXA Enterprise Large Cap Growth Fund of the AXA Enterprise Funds Trust will be reorganized into the GST Fund. The Reorganization will be completed whether or not the reorganization of the AXA Enterprise Fund Trust or AXA Enterprise Multimanager Funds Trust portfolios are completed.
      The Reorganization Agreement also provides that in order to facilitate the transfer of the assets of the AXA Enterprise Fund at the Effective Time of the Reorganization, GSAM may request that ECM use its commercially reasonable best efforts, subject to its fiduciary duty and that of the investment sub-adviser to the AXA Enterprise Fund, to limit or cease portfolio trading on behalf of the AXA Enterprise Fund for a period of up to three days prior to the Valuation Time of the Reorganization.
      Although the AXA Enterprise Fund has a similar investment objective and principal strategies to the GST Fund, some of the AXA Enterprise Fund’s holdings may not be permissible portfolio holdings of the GST Fund. Therefore, some portion of the AXA Enterprise Fund’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, GSAM anticipates selling a portion of the AXA Enterprise Fund’s holdings shortly after the Reorganization. To the extent that the AXA Enterprise Fund’s securities holdings are

23

sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the GST Fund may hold. The possible need for a Fund to dispose of certain portfolio investments in connection with the Reorganization could result in selling such investments at a disadvantageous time and price. The sale of securities either prior to the Reorganization or shortly thereafter could result in the AXA Enterprise Fund or the GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In that event, GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of either Fund in connection with the Reorganization.
      If the Reorganization is approved, AXA Enterprise Fund shareholders who do not wish to have their AXA Enterprise Fund shares exchanged for shares of the GST Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a CDSC, your redemption proceeds will be reduced by any applicable sales charge.
Description of the Securities to be Issued
      Shareholders of the AXA Enterprise Fund as of the Effective Time of the Reorganization will receive full and/or fractional Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the GST Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The GST Fund shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued, and will have no preemptive or conversion rights (except that Class B Shares of the GST Fund convert to Class A Shares of the same Fund approximately eight years after purchase). The rights of shareholders of Enterprise Group and GST are comparable. For more information, see “Comparison of Enterprise Group’s and GST’s Charter Documents” below and “Comparison of Shareholder Transactions and Services of the AXA Enterprise Fund and GST Fund” in Appendix D.
Federal Income Tax Consequences
      The exchange of the AXA Enterprise Fund’s assets for the GST Fund Shares and its assumption of substantially all of the liabilities of the AXA Enterprise Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, Enterprise Group and GST will receive the opinion of Drinker Biddle & Reath LLP, counsel to GST, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, for federal income tax purposes:

(1)	the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the GST Fund and AXA Enterprise Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	the AXA Enterprise Fund will recognize no gain or loss (a) upon the transfer of its assets to the GST Fund in exchange for GST Fund shares and the assumption of the liabilities of the AXA Enterprise Fund, and (b) upon the distribution of those shares to the shareholders of the AXA Enterprise Fund;

(3)	the GST Fund will recognize no gain or loss upon the receipt of the assets of the AXA Enterprise Fund in exchange for shares of such GST Fund and the assumption of the liabilities of the AXA Enterprise Fund;

(4)	the tax basis in the hands of the GST Fund of each asset of the AXA Enterprise Fund transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of the AXA Enterprise Fund immediately before the transfer;

(5)	the holding period of each asset of the AXA Enterprise Fund in the hands of the GST Fund will include the period during which that asset was held by the AXA Enterprise Fund;

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(6)	the shareholders of the AXA Enterprise Fund will recognize no gain or loss upon their receipt of shares of the GST Fund;

(7)	the aggregate tax basis of the GST Fund shares received by each shareholder of the AXA Enterprise Fund will equal the aggregate tax basis of the AXA Enterprise Fund shares surrendered in exchange therefor;

(8)	the holding period of the GST Fund shares received by the AXA Enterprise Fund shareholder will include the holding period of the AXA Enterprise Fund shares surrendered in exchange therefor, provided that the AXA Enterprise Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(9)	the GST Fund will succeed to and take into account the tax attributes of the AXA Enterprise Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
      Shares held for the purpose of investment are generally considered to be capital assets.
      Neither Enterprise Group nor GST has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.
      At or before the Valuation Time, the AXA Enterprise Fund will pay a dividend that, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid) (and net tax-exempt income, if any) for all taxable periods or years ending at or before the Effective Time of the Reorganization and all of its net capital gain, if any, after reduction for any capital loss carry forwards recognized in those periods or years. Any such dividends will generally be included in the taxable income of the AXA Enterprise Fund’s shareholders. The sale of securities by the AXA Enterprise Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by the AXA Enterprise Fund prior to the Reorganization.
      As a result of the Reorganization, the GST Fund will succeed to the tax attributes of the AXA Enterprise Fund, except that the amount of capital loss carryforwards of the AXA Enterprise Fund that the GST Fund may use to offset capital gains it recognizes after its Reorganization will be subject to an annual limitation under Sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value (“NAV”) of the AXA Enterprise Fund as of the Effective Time of the Reorganization (the “AXA Enterprise Fund’s NAV”) multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month) for the month in which the Effective Time occurs plus (2) the amount of any net unrealized built-in gain of the AXA Enterprise Fund as of the Effective Time of the Reorganization that the GST Fund recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Reorganization (as long as the amount of net unrealized built-in gain is greater than the lesser of (i) 15% of the AXA Enterprise Fund’s NAV or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of the GST Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.
      The GST Fund anticipates selling portions of the portfolio holdings received from AXA Enterprise Fund after the Reorganization. The sale of these securities after the Reorganization will result in the GST Fund recognizing gains and/or losses that it would not otherwise have realized were it not for the Reorganization. If the net effect of these additional gains and/or losses is an increase in the GST Fund’s net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of its taxable distributions to shareholders may likely be increased.
      Shareholders should consult their own tax advisers concerning the potential tax consequences of each Reorganization to them, including foreign, state and local tax consequences.

25

Comparison of Enterprise Group’s and GST’s Charter Documents
      Enterprise Group is organized as a Maryland corporation. GST is organized as a Delaware statutory trust. The operations of Enterprise Group are governed by Enterprise Group’s Articles of Incorporation (the “Enterprise Group Charter”), By-laws and applicable Maryland law. The operations of GST are governed by GST’s Agreement and Declaration of Trust (the “GST Charter”), By-laws and applicable Delaware law. The operations of both Enterprise Group and GST are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. The provisions of the Enterprise Group charter differ in some respects from GST’s Charter. The following is only a summary of certain of the differences between Enterprise Group and the Enterprise Group Charter, on the one hand, and GST and the GST Charter, on the other. It is not a complete list of differences.
      Directors of Enterprise Group and Trustees of GST
      Subject to the provisions of the GST Charter, the operations of the GST Funds are supervised by GST’s Board of Trustees and, subject to the provisions of the Enterprise Group Charter, the operations of Enterprise Group are supervised by Enterprise Group’s Board of Directors. The responsibilities, powers and fiduciary duties of the GST Trustees are similar to those of the Enterprise Group Directors. The GST Charter permits GST’s Board of Trustees to remove a Trustee with or without cause at any time by a written instrument signed by at least a majority of the then Trustees specifying the effective date of removal or by the vote of holders of shares of beneficial interest of two-thirds of the outstanding shares of GST at a meeting of the shareholders. In addition, in accordance with the current resolutions of the GST board of Trustees, which may be changed by the GST Trustees without shareholder vote, each GST Trustee may serve as a trustee until the date the GST Trustee attains the age of 72 years.
      Shareholders of the Enterprise Group may remove an Enterprise Group Director with or without cause at any time by the affirmative vote of a majority of all the votes entitled to be cast generally for the election of directors. A special meeting of the shareholders will be called by the Enterprise Group’s Secretary upon the written request of the holder or holders of at least 25 percent of the votes entitled to be cast at the meeting. The Enterprise Group Charter provides that commencing with any election of Directors held after January 1, 2005, no Director shall be elected a Director of Enterprise Group after attaining the age of 72.
      The GST Charter permits the GST Trustees to amend the GST Charter without a shareholder vote. However, shareholders of GST have the right to vote on any amendment: (1) that would adversely affect the voting rights of shareholders; (2) that is required by law to be approved by shareholders; (3) that would amend the provisions of the GST Charter regarding amendments thereto; or (4) that the GST Trustees determine to submit to shareholders.
      Except in limited circumstances specified by Maryland law, the Enterprise Group Directors may not amend the Enterprise Group Charter without a shareholder vote.
      Liability and Indemnification of Enterprise Group and GST Trustees
      To protect the GST Trustees against certain liabilities, the GST Charter provides that if the GST Trustees have exercised reasonable care and have acted under reasonable belief that their actions are in the best interests of GST, the GST Trustees shall not be responsible or liable for any action or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of GST; however, nothing in the GST Charter protects a GST Trustee against any liability to GST or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
      In addition, the GST Charter provides for indemnification of Trustees, officers, employees and agents of GST unless the recipient is adjudicated: (1) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office; or (2) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of GST.

26

      Enterprise Group’s Charter and By-laws provide that each director and officer of Enterprise Group shall be indemnified by Enterprise Group to the full extent permitted under the Maryland General Corporate Law, except that such indemnity shall not protect any such person against any liability for Disabling Conduct. Disabling Conduct includes (a) liability in connection with any proceeding in which it is determined that (i) the act or omission of the director or officer was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (ii) the director or officer actually received an improper personal benefit in money, property or services, or (iii) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful, and (b) acts or omissions which would subject the officer or director to liability to Enterprise Group or any security holders arising from the officer’s or director’s willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
      Mutual fund and trustees/directors and officers liability policies insure GST and its Trustees and Enterprise Group and its Directors, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
      Shareholder Liability
      Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that GST or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the GST Charter: (1) contains an express disclaimer of shareholder liability for acts or obligations of each GST Fund; and (2) provides for indemnification out of such GST Fund’s property, as applicable, for any shareholder held personally liable for the obligations of the GST Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a GST Fund and/or GST. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable GST Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of the GST Funds’ business and the nature of their assets, GST’s Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.
      Under Maryland Law, a shareholder of a Maryland corporation who has fully paid the subscription price for the shareholder’s shares generally has no personal liability in excess of the value of the shareholder’s shares.
      Voting Rights of Shareholders of Enterprise Group and GST
      GST is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of GST will be entitled, as determined by the GST Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the 1940 Act or otherwise determined by the GST Trustees, series and classes of GST will vote separately from each other. Shareholders of GST do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of GST, or any, series or, class thereof, may be called by the GST Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The GST Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The GST Charter provides that the shareholders have the power to, vote only with respect to: (1) the election of Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; (3) any matter required to be approved by the shareholders under the 1940 Act; (4) the termination of GST under certain circumstances as provided therein; (5) certain amendments of the GST Charter; and (6) with respect to such additional matters relating to GST as

27

may be required or authorized by law, the GST Charter or the GST By-laws or any registration of GST with the SEC or any state, or as the GST Trustees may consider desirable.
      Enterprise Group is required to hold annual meetings of shareholders provided that Enterprise Group is not required to hold an annual meeting in any year in which none of the following is required to be acted on by shareholders under the 1940 Act: (1) election of directors, (2) approval of the investment advisory agreement, (3) ratification of the selection of independent public accountants, and (4) approval of a distribution agreement. If any such matter does require action by shareholders under the 1940 Act, such action may be taken or called to be taken at a special or annual meeting of shareholders. In the event that a meeting of shareholders is held, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. On any matter submitted to a vote of shareholders, all shares of Enterprise Group then issued and outstanding and entitled to vote must be voted in the aggregate and not by series or class except that: (1) when otherwise expressly required by the Maryland General Corporation Law or the 1940 Act, shares will be voted by individual series or class; (2) only shares of a series or class are entitled to vote on matters concerning only that series or class; and (3) on matters relating to all series or classes, but affecting the series or classes differently, separate votes by such series or classes are required. Shareholders of Enterprise Group do not have cumulative voting rights in the election of Directors. Special meetings of the shareholders may be called at any time by the Board of Directors, the Chairman of the Board, or the President, and shall be called by the Secretary upon the written request of the holder or holders of at least 25% of the votes entitled to be cast at the meeting.
      Termination of Enterprise Group/ GST and its Series or Classes
      The GST Charter permits the termination of GST or any series or class of GST: (1) by a majority of the affected shareholders at a meeting of shareholders of GST, series or class; or (2) by a majority of the GST Trustees without shareholder approval if the GST Trustees determine, in their sole discretion, that such action is in the best interest of GST, such series, such class or their shareholders.
      Under Maryland law, the Enterprise Group Directors may dissolve Enterprise Group or any series upon the approval by a vote of the majority of the directors and upon the approval by a vote of at least two-thirds of all the votes entitled to be cast on the matter.
ADDITIONAL INFORMATION ABOUT THE GST FUND AND THE AXA ENTERPRISE FUND
Investment Advisers and Advisory Fee Information
      The GST Fund is managed on a day-to-day basis by GSAM and GSAM will continue to manage the GST Fund after the Reorganization. As of December 31, 2006, GSAM had assets under management of approximately $           billion.
      ECM currently serves as investment adviser to the AXA Enterprise Fund. Montag & Caldwell, Inc. serves as sub-adviser to the AXA Enterprise Fund.
      The following table shows the investment advisory fees before and after waivers for the AXA Enterprise Fund and the GST Fund. The fees for AXA Enterprise Fund are based on actual expenses for the twelve months ended October 31, 2006. The fees for the GST Fund represent the pro forma annualized advisory fees before and

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after waivers based upon fee arrangements that will be in place upon consummation of the Reorganization. The AXA Enterprise Fund is not large enough to have reached a breakpoint.

	Advisory Fees		Advisory Fees
	Before/After		Before/After
AXA Enterprise Fund	Waivers	GST Fund	Waivers

AXA Enterprise Growth Fund*	0.730%/0.730% [1]	Goldman Sachs Capital Growth Fund	1.00%/0.95%[2]

*	Includes Sub-Advisory Fee.

[1]	The AXA Enterprise Fund is charged investment advisory fees by ECM for furnishing advisory and certain administrative services. The advisory fees are equal to the following annual percentages of average daily net assets of the AXA Enterprise Fund:

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $5 billion	Thereafter

AXA Enterprise Fund	0.730%	0.705%	0.680%	0.655%	0.630%

[2]	GSAM is entitled to the following fees, computed daily and payable monthly at the annual rates listed below (as a percentage of the average daily net assets of the GST Fund):

		Over $1 billion
Fund	First $1 billion	up to $2 billion	Over $2 billion

GST Fund	1.00%	0.90%	0.80%
Other Service Providers
      The Enterprise Group and GST have different service providers. Upon completion of the Reorganization, GST will continue to engage its existing service providers. In all cases, the types of services provided to the Enterprise Group and GST under the service arrangements are substantially similar.

	Enterprise Group	GST

Distributor	AXA Enterprise Fund Distributors, Inc.	Goldman, Sachs & Co.
Administrator	AXA Equitable	GSAM*
Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services, Inc.	Goldman, Sachs & Co.
Custodian	JPMorgan Chase Bank	State Street Bank & Trust Company
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP	PricewaterhouseCoopers LLP

*	GSAM provides administrative services to GST Fund as part of its advisory services for GST Fund.
Administration Arrangements
      GSAM provides various administrative, accounting and corporate secretarial services to the GST Fund. GSAM performs these administrative services for the GST Fund under its Management Agreements with the GST Fund.
      AXA Equitable serves as administrator to the Enterprise Group. AXA Equitable provides fund accounting and compliance services to the Enterprise Group, including coordination of the Enterprise Group’s audit, financial statements and tax returns, expense management and budgeting, legal administrative services and compliance monitoring, portfolio accounting services (including daily net asset value accounting), operational risk management, and oversight of the Enterprise Group’s proxy voting policies and procedures and anti-money laundering program. AXA Equitable receives a fee for its administrative services, computed daily and payable monthly, at an annual rate of 0.055% of the AXA Enterprise Fund’s average net assets.
      J.P. Morgan Investor Services Co. serves as sub-administrator to the Enterprise Group. The sub-administrator provides the Enterprise Group with certain administrative services, including, but not limited to, monitoring of fund compliance and fund accounting services.

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Shareholder Transactions and Services of the AXA Enterprise Fund and GST Fund
      Information concerning applicable sales charges, distribution-related and shareholder servicing-related fees, and purchase, redemption and exchange procedures for the AXA Enterprise Fund and the GST Fund is provided above. Additional information concerning these matters as well as information regarding how each Fund’s net asset value is determined and the dividend and distribution policies for the Funds, is summarized in Appendix D and is described in detail in each Fund’s prospectus.
Financial Highlights
      The following financial highlights table is intended to help you understand the GST Fund’s financial performance for the past five years. Certain information reflects financial results for a single GST Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the GST Fund (assuming reinvestment of all dividends and distributions). The information for the GST Fund has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP’s report and the GST Fund’s financial statements are included in the GST Fund’s annual report, which is available upon request without charge.

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FINANCIAL HIGHLIGHTS
Capital Growth Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) From					Distributions
		Investment Operations					to Shareholders
	Net Asset
	Value,	Net		Net Realized		Total from	From Net	From Net
	Beginning	Investment		and Unrealized		Investment	Investment	Realized
Year - Share Class	of Year	Income (Loss)(a)		Gain (Loss)		Operations	Income	Gains

For the Years Ended August 31,
2006 - A	$20.06	$(0.08)		$0.65		$0.57	$(0.01)	$—
2006 - B	18.63	(0.22)		0.62		0.40	—	—
2006 - C	18.60	(0.22)		0.61		0.39	—	—
2006 - Institutional	20.65	—		0.68		0.68	(0.09)	—

2005 - A	18.31	0.05	(d)	1.70	(e)	1.75	—	—
2005 - B	17.13	(0.09	)(d)	1.59	(e)	1.50	—	—
2005 - C	17.10	(0.09	)(d)	1.59	(e)	1.50	—	—
2005 - Institutional	18.77	0.13	(d)	1.75	(e)	1.88	—	—

2004 - A	17.07	(0.05)		1.29		1.24	—	—
2004 - B	16.09	(0.17)		1.21		1.04	—	—
2004 - C	16.07	(0.17)		1.20		1.03	—	—
2004 - Institutional	17.44	0.03		1.30		1.33	—	—

2003 - A	15.44	—	(c)	1.63		1.63	—	—
2003 - B	14.66	(0.11)		1.54		1.43	—	—
2003 - C	14.64	(0.11)		1.54		1.43	—	—
2003 - Institutional	15.71	0.06		1.67		1.73	—	—

2002 - A	19.76	(0.05)		(4.24)		(4.29)	—	(0.03)
2002 - B	18.90	(0.18)		(4.03)		(4.21)	—	(0.03)
2002 - C	18.88	(0.18)		(4.03)		(4.21)	—	(0.03)
2002 - Institutional	20.02	0.02		(4.30)		(4.28)	—	(0.03)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.11 per share and 0.56% of average net assets.
(e)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.

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						Ratios Assuming No
						Expense Reductions

				Ratio of			Ratio of
		Net Assets,	Ratio of	Net Investment		Ratio of	Net Investment
Net Asset		at End of	Net Expenses	Income (Loss)		Total Expenses	Income (Loss)		Portfolio
Value, End	Total	Wear	to Average	to Average		to Average	to Average		Turnover
of Year	Return(b)	(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets		Rate

$20.62	2.86%	$1,289,843	1.39%	(0.41)%		1.44%	(0.45)%		51%
19.03	2.15	96,106	2.14	(1.16)		2.19	(1.21)		51
18.99	2.10	68,528	2.14	(1.16)		2.19	(1.21)		51
21.24	3.31	272,295	0.99	(0.01)		1.04	(0.05)		51

20.06	9.56	1,374,264	1.39	0.24	(d)	1.45	0.18	(d)	34
18.63	8.76	160,575	2.14	(0.48	)(d)	2.20	(0.54	)(d)	34
18.60	8.77	81,132	2.14	(0.49	)(d)	2.20	(0.55	)(d)	34
20.65	10.02	273,418	0.99	0.68	(d)	1.05	0.62	(d)	34

18.31	7.26	1,343,848	1.39	(0.26)		1.47	(0.34)		43
17.13	6.46	196,910	2.14	(1.01)		2.22	(1.09)		43
17.10	6.41	89,086	2.14	(1.01)		2.22	(1.09)		43
18.77	7.63	289,239	0.99	0.14		1.07	0.06		43

17.07	10.56	1,483,768	1.40	0.00		1.48	(0.08)		17
16.09	9.75	226,663	2.15	(0.74)		2.23	(0.82)		17
16.07	9.77	100,027	2.15	(0.74)		2.23	(0.82)		17
17.44	11.01	303,840	1.00	0.41		1.08	0.33		17

15.44	(21.74)	1,388,868	1.43	(0.29)		1.47	(0.33)		11
14.66	(22.31)	238,335	2.18	(1.04)		2.22	(1.08)		11
14.64	(22.33)	101,783	2.18	(1.04)		2.22	(1.08)		11
15.71	(21.41)	316,020	1.03	0.11		1.07	0.07		11

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      The financial highlights table for the AXA Enterprise Fund appears in the Fund’s Annual Report for the fiscal year ended October 31, 2006, which is incorporated herein by reference.
Materials Incorporated By Reference
      Information about the AXA Enterprise Fund is included in the Prospectus (as supplemented) for Enterprise Group dated March 1, 2006 and the Annual Report for the fiscal year ended October 31, 2006, each of which is incorporated herein by reference.
      Information about the GST Fund is included in the Prospectus (as supplemented) dated December 29, 2006 for the GST Fund, a copy of which accompanies this Proxy/Prospectus and is incorporated herein by reference.
VOTING INFORMATION
General Information
      The Enterprise Group Directors are furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Enterprise Group and GST may also solicit proxies by telephone or otherwise. In this connection, Enterprise Group may retain                     to assist in the solicitation of proxies. Any expenses incurred as a result of hiring                      will not be borne by Enterprise Group or AXA Enterprise Fund but by ECM or GSAM (or any affiliate thereof). It is estimated that the cost associated with using                      as a proxy solicitor will be approximately $          . Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Enterprise Group a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.
      Only shareholders of record at the close of business on February 12, 2007 will be entitled to vote at the Special Meeting. On that date, the following AXA Enterprise Fund Shares were outstanding and entitled to be voted:

Shares Outstanding and
Enterprise Group	Entitled to Vote

AXA Enterprise Fund
      Each whole and fractional share of the AXA Enterprise Fund is entitled to a whole or fractional vote, as the case may be.
      The votes of the shareholders of the GST Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.
      If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.
Shareholder and Board Approvals
      The Reorganization Agreement is being submitted for approval by AXA Enterprise Fund’s shareholders at the Special Meeting pursuant to Enterprise Group’s Charter and By-Laws, and was unanimously approved by the Enterprise Group Directors at a meeting held on December 29, 2006. A majority of shares of the AXA Enterprise Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of the Reorganization requires the affirmative vote of at least two-thirds of the shares of the AXA Enterprise Fund entitled to be voted at the Special Meeting. A vote for the Reorganization Agreement includes a vote for the Reorganization of the AXA Enterprise Fund; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the AXA Enterprise Fund.

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Quorum and Adjournment
      In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.
      Any adjourned session or sessions may be held within 120 days after the original record date without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are cast at the Special Meeting in person or by proxy and entitled to vote.
      A quorum is constituted with respect to the AXA Enterprise Fund by the presence in person or by proxy of the holders of a majority of the shares of the AXA Enterprise Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.
Principal Shareholders
      As of February 12, 2007, the officers of Enterprise Group and Enterprise Group Directors as a group owned or controlled less than 1% of the AXA Enterprise Fund’s outstanding shares. As of February 12, 2007, the officers and Trustees of the GST Fund as a group owned or controlled less than 1% of the GST Fund’s outstanding shares. The following table sets forth the name, address and share ownership of each person known to Enterprise Group to have ownership with respect to 5% or more of a class of the AXA Enterprise Fund as of February 12, 2007. The type of ownership of each entry listed on the table is record ownership. The percentage of the GST Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

		Class; Amount of	Percentage of	Percentage of
Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

AXA Enterprise Fund
      The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of a GST Fund as of February 12, 2007. The type of ownership of each entry listed on the table is record ownership. The percentage of GST Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

		Class; Amount of	Percentage of	Percentage of
Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

GST Fund
      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.
      Enterprise Group and GST have been advised by AXA Equitable that the Shares of the AXA Enterprise Fund over which AXA Equitable and its affiliates have voting power will be voted by AXA Equitable either for or against approval of the Reorganization Agreement, or as an abstention, in the same proportion as the Shares held by other shareholders represented in person or by proxy at the Meeting are voted.

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OTHER INFORMATION
Shareholder Proposals
      As a general matter, Enterprise Group does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Secretary of Enterprise Group, Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.
Other Business
      Enterprise Group knows of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.
Available Information
      Enterprise Group and GST are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Enterprise Group and GST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/Prospectus concerning Enterprise Group was provided by Enterprise Group and information included in the Proxy/Prospectus concerning GST was provided by GST.
Legal Proceedings
      On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, the Trustees and Officers of GST, and John Doe Defendants. In addition, certain other investment portfolios of GST were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed consolidated amended complaint against Goldman Sachs, GSAM, Goldman Sachs Asset Management International (“GSAMI”), the Trustees and Officers or GST and Goldman Sachs Variable Insurance Trust (“GSVIT”) and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of GST and GSVIT (collectively, the “Goldman Sachs Funds”) were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended complaint on April 15, 2005.
      The second amended consolidated complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the 1940 Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The

36

complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that GST’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreements and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision. By agreement, plaintiffs subsequently withdrew their appeal without prejudice but reserved their rights to reactivate their appeal pending a decision by the Circuit Court of Appeals in similar litigation.
      Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.
Experts
      The audited financial statements for the AXA Enterprise Fund, appearing in the Enterprise Group Annual Report for the fiscal year ended October 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference herein and in the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
      The audited financial statements and related reports of PricewaterhouseCoopers LLP (with respect to the Goldman Sachs Capital Growth Fund), independent registered public accounting firm for GST Fund, contained in the Annual Report of the Goldman Sachs Capital Growth Fund for the fiscal year ended August 31, 2006, are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. The financial statements in GST Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firms as experts in accounting and auditing.

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SHAREHOLDER INQUIRIES
      Shareholder inquiries may be addressed to Enterprise Group or to GST in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.
* * *
      Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.
      Enterprise Group will furnish, without charge, copies of its October 31, 2006 Annual Report to any shareholder upon request by writing Enterprise Group at the following address: The Enterprise Group of Funds, Inc., Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326 or by telephone at 1-800-432-4320.

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APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION
      This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of January     , 2007, by and between The Enterprise Group of Funds, Inc., a Maryland corporation (“Enterprise Group”), on behalf of its AXA Enterprise Growth Fund (“Enterprise Group Fund”), and the Goldman Sachs Trust, a Delaware statutory trust (“GST” and, together with Enterprise Group, the “Parties” and each a “Party”), on behalf of its Goldman Sachs Capital Growth Fund (“GST Fund”). Enterprise Capital Management, Inc., a Georgia corporation (“ECM”), joins this agreement solely for purposes of paragraphs 1.3, 1.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11 and 10.14 and Article VII; AXA Equitable Life Insurance Company, a New York stock life insurance company (“AXA”), joins this Agreement solely for purposes of paragraphs 1.3, 1.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11 and 10.14 and Article VII; and Goldman Sachs Asset Management, L.P., a New York limited partnership (“GSAM”), joins this Agreement solely for purposes of paragraphs 4.2(i), 5.1, 5.11, 9.2, 10.5, 10.11 and 10.14 and Article VII. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.
RECITALS:
      Enterprise Group issues a separately designated series of shares of common stock representing the interests in the Enterprise Group Fund. Likewise, GST issues a separately designated series of shares of beneficial interest representing the interests in the GST Fund.
      The Parties wish to conclude a business combination transaction under the terms set forth in this Agreement in which: (1) all of the Fund Assets of the Enterprise Group Fund will be transferred to the GST Fund in exchange for Institutional shares, Class A shares, Class B shares, and Class C shares of the GST Fund and the assumption by the GST Fund of all of the Enterprise Group Fund’s Liabilities, and (2) those Institutional shares, Class A shares, Class B shares, and Class C shares of the GST Fund will be distributed to holders of Class Y shares, Class A shares, Class B shares, and Class C shares respectively, of the Enterprise Group Fund in complete liquidation of the Enterprise Group Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
      The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).
      The Board of Directors of Enterprise Group (the “Enterprise Group Board”), including a majority of directors who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Directors”) of Enterprise Group, has determined with respect to the Enterprise Group Fund that: (1) participation in its Fund Transaction (as defined in paragraph 1.1) is in the best interests of the Enterprise Group Fund, and (2) the interests of existing shareholders of the Enterprise Group Fund will not be diluted as a result of its effecting its Fund Transaction.
      The Board of Trustees of GST (the “GST Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) of GST, has determined with respect to the GST Fund that: (1) participation in its Fund Transaction is in the best interests of the GST Fund, and (2) the interests of existing shareholders of the GST Fund will not be diluted as a result of its effecting its Fund Transaction.
      NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and

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sufficiency of which are acknowledged, the Parties, and ECM, AXA and GSAM to the extent indicated above, intending to be legally bound hereby, agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTION
      1.1 The Reorganization and Fund Transaction. In accordance with Title 12 of the Delaware Code (the “Delaware Law”), Title 3 of the General Corporation Law of the State of Maryland (the “Maryland Law”) and the Articles of Incorporation and by-laws, as they may be amended from time to time, of Enterprise Group (“Enterprise Group Governing Documents”), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, Enterprise Group shall assign, deliver and otherwise transfer all of the Fund Assets of the Enterprise Group Fund, subject to all of the Liabilities of the Enterprise Group Fund, to GST on behalf of the GST Fund, and GST shall assume all of the Liabilities of the Enterprise Group Fund on behalf of the GST Fund. In consideration of the foregoing, GST shall, on behalf of the GST Fund, at the Effective Time deliver to Enterprise Group on behalf of the Enterprise Group Fund, full and fractional (to the third decimal place) Institutional shares, Class A shares, Class B shares, and Class C shares of the GST Fund. The number of shares of each such class of the GST Fund shall be determined as set forth in paragraph 2.3 by dividing (a) the value of the Fund Assets attributable to the class of the Enterprise Group Fund net of the Enterprise Group Fund’s Known Liabilities attributable to such class (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such class of the GST Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (The transaction between the Enterprise Group Fund and the GST Fund is hereinafter referred to as the “Fund Transaction”). At and after the Effective Time, all of the Fund Assets of the Enterprise Group Fund shall become and be included in the Fund Assets of the GST Fund and the Liabilities of the Enterprise Group Fund shall become and be the Liabilities of and shall attach to the GST Fund. At and after the Effective Time, the Liabilities of the Enterprise Group Fund may be enforced only against the GST Fund to the same extent as if the Liabilities had been incurred by the GST Fund subject to any defense and/or set off that Enterprise Group or the Enterprise Group Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that GST or the GST Fund may from time to time be entitled to assert.
      1.2 Enterprise Group Fund Assets.
           (a) At least fifteen Business Days prior to the Valuation Time, Enterprise Group will provide GST with a schedule of the securities and other assets and Known Liabilities of the Enterprise Group Fund. Prior to the execution of this Agreement, GST has provided Enterprise Group with a copy of the current investment objective, investment policies, principal investment strategies, and restrictions applicable to the GST Fund (including restrictions applicable to GSAM arising as a result of the investment activities of Goldman, Sachs & Co. and its Affiliates for proprietary accounts and other clients) and GST will provide Enterprise Group with a written notice of any changes thereto until the Valuation Time. Enterprise Group reserves the right to sell any of the securities or other assets shown on the list for the Enterprise Group Fund prior to the Valuation Time but will not, without the prior approval of GST, acquire any additional securities other than securities which the GST Fund may purchase in accordance with its stated investment objective and policies.
           (b) At least ten Business Days prior to the Valuation Time, GST will advise Enterprise Group of any investments of the Enterprise Group Fund shown on the Enterprise Group Fund’s schedule provided pursuant to paragraph (a) which the Enterprise Group Fund would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to GST in connection with facilitating the orderly transition of the Enterprise Group Fund’s Fund Assets. Under such circumstances, to the extent practicable, Enterprise Group will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment sub-adviser responsible for the portfolio management of the Enterprise Group Fund, dispose of such investments prior to the Valuation Time. In addition, if it is determined that the portfolios of the Enterprise Group Fund and GST Fund, when aggregated,

A-2

would contain investments exceeding certain percentage limitations to which a GST Fund is or will be subject with respect to such investments, Enterprise Group will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of ECM or the investment sub-adviser responsible for the portfolio management of the Enterprise Group Fund, dispose of and/or reinvest a sufficient amount of the investments as may be necessary to avoid violating such limitations as of the Effective Time. Notwithstanding the foregoing, nothing herein will require the Enterprise Group Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Enterprise Group Fund Board or Enterprise Group’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Enterprise Group Fund.
      1.3 Assumption of Liabilities. Enterprise Group will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the Known Liabilities of the Enterprise Group Fund prior to or at the Effective Time. GST, on behalf of the GST Fund, will assume all of the Liabilities of the Enterprise Group Fund. If prior to the Effective Time either Party identifies a Liability that the Parties mutually agree should not be assumed by GST, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Parties at the Closing (the “Excluded Liabilities”). Certain Liabilities that would otherwise be listed as Excluded Liabilities may be assumed by GST on the condition that GST and the GST Fund be indemnified in writing to their reasonable satisfaction by ECM or AXA against any and all losses, claims, damages or liability that GST and the GST Fund may become subject to as a result of assuming such Liability. GST shall not assume any Liability for any obligation of Enterprise Group to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to Enterprise Group or the Enterprise Group Fund.
      1.4 Distribution of GST Shares. Immediately upon receipt, Enterprise Group, on behalf of the Enterprise Group Fund, will distribute the Institutional shares, Class A shares, Class B shares, Class C shares of the GST Fund received by Enterprise Group from GST pursuant to paragraph 1.1 (the “GST Shares”), pro rata to the record holders of the Class Y shares, Class A shares, Class B shares, Class C shares, respectively, of the Enterprise Group Fund determined as of the Valuation Time in complete liquidation of the Enterprise Group Fund. The distribution will be accomplished by an instruction, signed by an appropriate officer of Enterprise Group, to transfer the GST Shares then credited to the Enterprise Group Fund’s account on the Books and Records of GST and to open accounts on the Books and Records of GST established and maintained by GST’s transfer agent in the names of record holders of each class of shares of the Enterprise Group Fund and representing the respective pro rata number of each class of such GST Shares due to such record holder. All issued and outstanding Enterprise Group shares will be cancelled promptly by Enterprise Group on Enterprise Group’s Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GST Shares issued to the Enterprise Group Fund in accordance with paragraph 1.1 above. In addition, each record holder of the Enterprise Group Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Enterprise Group Fund at or before the Valuation Time.
      1.5 Liquidation of Enterprise Group Fund. As soon as conveniently practicable after the distribution of GST Shares pursuant to paragraph 1.4 has been made, Enterprise Group shall take, in accordance with Maryland Law, the 1940 Act and the Enterprise Group Governing Documents, all steps as may be necessary or appropriate to effect a complete liquidation and termination of the Enterprise Group Fund.
      1.6 Transfer Taxes. Any transfer taxes payable on issuance of GST Shares in a name other than that of the record holder of Enterprise Group shares on Enterprise Group’s Books and Records shall be paid by the Person to whom such GST Shares are issued and transferred, as a condition of that transfer.

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ARTICLE II
VALUATION
      2.1 Net Asset Value of the Enterprise Group Fund. The net asset value of a share of each class of the Enterprise Group Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures described in the then-current prospectus and statement of additional information of the GST Fund as supplemented from time to time.
      2.2 Net Asset Value of the GST Funds. The net asset value of a share of each class of the GST Fund shall be the net asset value computed as of the Valuation Time after the declaration and payment of any dividends and/or other distributions on the date thereof, using the valuation procedures set forth in the GST Fund’s then-current prospectus and statement of additional information.
      2.3 Calculation of Number of GST Shares. (a) The number of GST Fund Institutional shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Group Fund participating therein attributable to Class Y shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Institutional share of the GST Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (b) The number of GST Fund Class A shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Group Fund participating therein attributable to Class A shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class A share of the GST Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (c) The number of GST Fund Class B shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Group Fund participating therein attributable to Class B shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class B share of the GST Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (d) The number of GST Fund Class C shares to be issued (including fractional shares (to the third decimal place), if any) in connection with a Fund Transaction shall be determined by dividing the value of the net assets of the Enterprise Group Fund participating therein attributable to Class C shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class C share of the GST Fund determined in accordance with the valuation procedures referred to in paragraph 2.2.
      2.4 Joint Direction of Calculation. All computations of net asset value and the value of securities transferred under this Article II shall be made by State Street Bank and Trust Company (“State Street”) and JP Morgan Chase Bank, N.A. (“JP Morgan”) under the joint direction of the following entities, in accordance with their regular practice and the requirements of the 1940 Act: (a) ECM, the investment adviser to the Enterprise Group Fund; and (b) GSAM, the investment adviser to the GST Fund. Enterprise Group and GST agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Enterprise Group Fund and those determined in accordance with the pricing policies and procedures of the GST Fund.
      2.5 Valuation Time. The valuation time shall be the close of regular trading on the New York Stock Exchange (“NYSE”) on the Business Day preceding the Effective Time, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the Parties (the “Valuation Time”).

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ARTICLE III
EFFECTIVE TIME AND CLOSING
      3.1 Effective Time and Closing. Subject to the terms and conditions set forth herein, the Fund Transaction shall occur immediately prior to the opening of business on April 30, 2007, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, Enterprise Group shall cause the Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Fund Transaction will take place at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time (the “Closing”).
      3.2 Transfer and Delivery of Fund Assets. Enterprise Group shall direct JP Morgan, as custodian for Enterprise Group, to deliver to GST at the Closing a certificate of an authorized officer certifying that: (a) JP Morgan delivered the Fund Assets of the Enterprise Group Fund to the GST Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At least three Business Days prior to the Effective Time, JP Morgan shall present for examination those Fund Assets represented by certificate or other written instrument to those Persons who have primary responsibility for the safekeeping of the assets of the GST Fund at State Street, as custodian of GST on behalf of the GST Fund with the principal place of business at 225 Franklin Street, Boston, Massachusetts 02110. At the Effective Time, Enterprise Group shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate GST Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customs of brokers. JP Morgan shall deliver other Fund Assets to those Persons who have primary responsibility for the safekeeping of the GST Fund at State Street as of the Effective Time by book entry, in accordance with the customary practices of JP Morgan and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which the Fund Assets are held. Any cash to be transferred by the Enterprise Group Fund to the GST Fund shall be delivered by wire transfer of federal funds at the Effective Time pursuant to instructions provided by GST.
      3.3 GST Share Records. GST shall deliver to the Secretary of Enterprise Group at the Closing a confirmation evidencing that: (a) the appropriate number of each class and series of GST Shares have been credited to the account of the Enterprise Group Fund on the Books and Records of the GST Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of each class of GST Fund Shares have been credited to the accounts of record holders of Enterprise Group shares on the Books and Records of GST pursuant to paragraph 1.4.
      3.4 Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of the GST Fund or the Enterprise Group Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of Enterprise Group or GST, accurate appraisal of the value of the net assets of the GST Fund or Enterprise Group Fund is impracticable, the Valuation Time for the Fund Transaction shall be postponed until the first Business Day that is a Friday (or a Thursday if that Friday is not a Business Day) after the day when trading shall have been fully resumed and reporting shall have been restored, and the Effective Time shall be postponed until the first Business Day after such Valuation Time, or such later dates as may be mutually agreed in writing by an authorized officer of each Party.

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ARTICLE IV
REPRESENTATIONS AND WARRANTIES
      4.1 Representations and Warranties of Enterprise Group. Enterprise Group, on behalf of the Enterprise Group Fund, hereby represents and warrants to GST, on behalf of the GST Fund, as follows, which representations and warranties shall be true and correct on the date hereof:
           (a) Enterprise Group is a corporation duly incorporated, validly existing and in good standing under the Laws of the State of Maryland and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Enterprise Group Fund. Enterprise Group has full power under the Enterprise Group Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of the Enterprise Group Fund. Enterprise Group has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on Enterprise Group.
           (b) The execution, delivery and performance of this Agreement by Enterprise Group on behalf of the Enterprise Group Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Enterprise Group Board, and the Enterprise Group Board has approved the Fund Transaction and has resolved to recommend the Fund Transaction to the shareholders of the Enterprise Group Fund and to call a special meeting of shareholders of the Enterprise Group Fund for the purpose of approving this Agreement and the Fund Transaction contemplated thereby for the Enterprise Group Fund. Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Enterprise Group Fund in accordance with the provisions of the Enterprise Group Governing Documents, applicable Maryland Law and the 1940 Act, no other action on the part of Enterprise Group or its shareholders, or the shareholders of the Enterprise Group Fund, is necessary to authorize the execution, delivery and performance of this Agreement by Enterprise Group on behalf of the Enterprise Group Fund or the consummation of the Enterprise Group Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by Enterprise Group on behalf of the Enterprise Group Fund, and assuming due authorization, execution and delivery hereof by GST, is a legal, valid and binding obligation of Enterprise Group, as it relates to the Enterprise Group Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of Enterprise Group consists of fourteen billion, five hundred million shares of common stock with a par value of one-tenth of one cent ($0.001) per share of which five hundred million is designated as common stock of the Enterprise Group Fund and is further divided into four classes of two hundred million Class A common stock, one hundred million Class B common stock, one hundred million Class C common stock and one hundred million Class Y common stock each. The series and class of shares has been duly established and represents a fractional undivided interest in the Enterprise Group Fund. The issued and outstanding Enterprise Group shares of the series and each class are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from Enterprise Group any shares of any series or equity interests of the Enterprise Group Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is Enterprise Group committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. Enterprise Group has no share certificates outstanding.
           (d) Enterprise Group has no subsidiaries.

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           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Enterprise Group Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by Enterprise Group for itself and on behalf of the Enterprise Group Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Enterprise Group Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or the Enterprise Group Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Enterprise Group is a party or by which it or the Enterprise Group Fund is bound, (iii) result in a breach or violation by Enterprise Group or the Enterprise Group Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.
           (f) (i) Prior to the execution of this Agreement, Enterprise Group has delivered to GST true and complete copies of the audited statements of assets and liabilities of the Enterprise Group Fund as of October 31, 2005 or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited schedules of assets and liabilities of the Enterprise Group Fund dated as of April 30, 2006 and the related unaudited schedules of investments, statements of income and changes in net assets and financial highlights for the period then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Enterprise Group Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of Enterprise Group’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Enterprise Group Fund’s audited financial statements as of October 31, 2005 or unaudited financial statements as of April 30, 2006, as the case may be, or in the notes thereto, or as previously disclosed in writing to GST, there are no liabilities against, relating to or affecting the Enterprise Group Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on Enterprise Group or its properties or assets or the Enterprise Group Fund or the Enterprise Group Fund’s properties or assets. In particular, since October 31, 2005 to the best of Enterprise Group’s Knowledge and except as disclosed in writing to GST or the Enterprise Group Fund’s prospectus and statement of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of the Enterprise Group Fund that would have a Material Adverse Effect on Enterprise Group or its properties or assets or on the Enterprise Group Fund or the Enterprise Group Fund’s properties or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to GST in writing or as disclosed in the Enterprise Group Fund’s prospectus and statement of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of Enterprise Group’s Knowledge, there have been no material miscalculations of the net asset value of the Enterprise Group Fund or the net asset value per share of any class of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Enterprise Group Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of Enterprise Group as made available to GST prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of Enterprise Group and of the Enterprise Group Fund, the Enterprise Group Board and committees of the Enterprise Group Board. The stock transfer ledgers and other similar records of Enterprise Group and of the Enterprise Group Fund as made available to GST prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of Enterprise Group.

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           (h) Enterprise Group and the Enterprise Group Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to GST and GSAM, there is no Action or Proceeding pending against Enterprise Group, the Enterprise Group Fund, ECM (with respect to Enterprise Group or the Enterprise Group Fund) or AXA (with respect to Enterprise Group or the Enterprise Group Fund) or, to the best of Enterprise Group’s, ECM’s or AXA’s Knowledge, threatened against, relating to or affecting, Enterprise Group, the Enterprise Group Fund, ECM (with respect to Enterprise Group or the Enterprise Group Fund) or AXA (with respect to Enterprise Group or the Enterprise Group Fund).
           (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of Enterprise Group or the Enterprise Group Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) Enterprise Group is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and the Enterprise Group Fund is a separate series of Enterprise Group duly designated in accordance with the applicable provisions of the Enterprise Group Governing Documents and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Enterprise Group Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the Enterprise Group Fund’s Books and Records for the payment thereof and, to the best of Enterprise Group’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To Enterprise Group’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of Enterprise Group (or with respect to any properties or assets of the Enterprise Group Fund). As of the date hereof, Enterprise Group has adequately provided for all tax liabilities on its Books and Records.
           (m) For each taxable year of its operation (including the taxable year ending at the Effective Time) the Enterprise Group Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code. The Enterprise Group Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code.
           (n) All issued and outstanding shares of the Enterprise Group Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to GST in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. Enterprise Group, and the Enterprise Group Fund, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The current prospectus and statement of additional information of Enterprise Group, including amendments and supplements thereto, and the prospectus and statement of additional information of Enterprise Group used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The Enterprise Group Fund currently complies in all material respects with all

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investment objectives, policies, guidelines and restrictions and any compliance procedures established by Enterprise Group with respect to the Enterprise Group Fund.
           (p) The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/ Prospectus”) to be included in GST’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to Enterprise Group and the Enterprise Group Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that Enterprise Group makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GST or the GST Fund and furnished by GST to Enterprise Group specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (q) Except as previously disclosed in writing to GST, at the Effective Time, Enterprise Group and the Enterprise Group Fund will have good and marketable title to its Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities).
           (r) Enterprise Group has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
           (s) Except as disclosed in writing to GST, to the best of Enterprise Group’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on Enterprise Group or the Enterprise Group Fund.
      4.2 Representations and Warranties of GST. GST, on behalf of the GST Fund, hereby represents and warrants to Enterprise Group, on behalf of the Enterprise Group Fund, as follows, which representations and warranties shall be true and correct on the date hereof:
           (a) GST is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the GST Fund. GST has full power under its Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and amended and restated by-laws (“GST Governing Documents”) to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of the GST Fund. GST has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on GST.
           (b) The execution, delivery and performance of this Agreement by GST on behalf of the GST Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GST Board and the GST Board has approved the Fund Transactions. No other action on the part of GST or its shareholders, or the shareholders of the GST Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GST on behalf of the GST Fund or the consummation of the Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GST on behalf of the

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GST Fund, and assuming due authorization, execution and delivery hereof by Enterprise Group, is a legal, valid and binding obligation of GST, as it relates to the GST Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of GST consists of an unlimited number of shares of beneficial interest with a par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in the GST Fund. The issued and outstanding GST shares of each class and series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from GST any shares of any series or equity interests of the GST Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GST committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. GST has no share certificates outstanding.
           (d) GST has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Enterprise Group Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by GST for itself and on behalf of the GST Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the GST Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or the GST Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which GST is a party or by which it or the GST Fund is bound, (iii) result in a breach or violation by GST or the GST Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.
           (f) (i) Prior to the execution of this Agreement, GST has delivered to Enterprise Group true and complete copies of the audited statements of assets and liabilities of the GST Fund dated as of August 31, 2005 or a later date if available prior to the date hereof and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited schedules of assets and liabilities of the GST Fund dated as of February 28, 2006 and the related unaudited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the GST Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of GST’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the GST Fund’s audited financial statements as of August 31, 2005 or unaudited financial statements as of February 28, 2006, as the case may be or, in the notes thereto, or as previously disclosed in writing to Enterprise Group, there are no liabilities against, relating to or affecting the GST Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on GST or its properties or assets or on the GST Fund or the GST Fund’s properties or assets. In particular, since the last fiscal year end of the GST Fund, to the best of GST’s Knowledge and except as disclosed in writing to Enterprise Group or in any of the GST Fund’s prospectuses or statements of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of the GST Fund that would have a Material Adverse Effect on GST or its properties or assets or on the GST Fund or the GST Fund’s properties or assets other than changes occurring in the ordinary course of business.

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                (iv) As of the date hereof, except as previously disclosed to Enterprise Group in writing or as disclosed in any of the GST Fund’s prospectuses and statement of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there have been no material miscalculations of the net asset value of the GST Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the GST Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of GST as made available to Enterprise Group prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GST and of the GST Fund, the GST Board and committees of the GST Board. The stock transfer ledgers and other similar records of GST and of the GST Fund as made available to Enterprise Group prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GST.
           (h) GST and the GST Fund have maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
                (i) Except as set forth in writing to Enterprise Group, ECM and AXA, there is no Action or Proceeding pending against GST, the GST Fund or GSAM (with respect to GST or the GST Fund) or, to the best of GST’s or GSAM’s Knowledge, threatened against, relating to or affecting, GST, the GST Fund or GSAM (with respect to GST or the GST Fund).
                (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GST or the GST Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
                (k) GST is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and the GST Fund is a separate series of GST duly designated in accordance with the applicable provisions of the GST Governing Documents and the 1940 Act;
                (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the GST Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made on the GST Fund’s Books and Records for the payment thereof and, to the best of GST’s Knowledge, no such return is currently under audit or has been threatened with an audit and no assessment has been asserted with respect to such returns. To GST’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the properties or assets of GST (or with respect to any properties or assets of the GST Fund). As of the date hereof, GST has adequately provided for all tax liabilities on its Books and Records.
                (m) For each taxable year of its operation, the GST Fund has met the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company and has elected to be such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The GST Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code.
                (n) All issued and outstanding shares of the GST Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to Enterprise Group in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have

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been paid. GST, and the GST Fund, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
                (o) The shares of the GST Fund to be issued and delivered to Enterprise Group for the account of the Enterprise Group Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
                (p) The current prospectus and statement of additional information of the GST Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the GST Fund used at all times during the past three years prior to the date of this Agreement, conform, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The GST Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by GST with respect to the GST Fund.
                (q) The Proxy Statement/ Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GST and the GST Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that GST makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to Enterprise Group or the Enterprise Group Fund and furnished by Enterprise Group to GST specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
                (r) GST has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
                (s) Except as disclosed in writing to Enterprise Group, to the best of GST’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on GST or the GST Fund.
ARTICLE V
COVENANTS AND AGREEMENTS
      5.1 Conduct of Business. After the date of this Agreement and at or prior to the Effective Time, Enterprise Group and GST will conduct the businesses of the Enterprise Group Fund and the GST Fund, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of Enterprise Group or GST, as applicable. It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and other distributions; (b) shareholder purchases and redemptions; (c) the withdrawal of a portion or all of the seed capital and investments of ECM or AXA (prior to the Effective Time) in the Enterprise Group Fund or GSAM in the GST Fund; and (d) the continued good faith performance by the investment adviser, sub-advisers, administrator,

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distributor and other service providers of their respective responsibilities in accordance with their agreements with Enterprise Group or GST, as applicable, and applicable Law. In order to facilitate the transfer of Fund Assets at the Effective Time, GSAM may request in writing that ECM use its commercially reasonable best efforts, subject to its fiduciary duty and that of the investment sub-adviser to the Enterprise Group Fund, to limit or cease portfolio trading on behalf of the Enterprise Group Fund for a period of up to three days prior to the Valuation Time. ECM agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Enterprise Group Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
      5.2 Shareholders’ Meeting. Enterprise Group will call, convene and hold a meeting of shareholders of the Enterprise Group Fund as soon as practicable, in accordance with applicable Law and the Enterprise Group Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/ Prospectus, and for such other purposes as may be necessary or desirable. In the event that, for the Enterprise Group Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Enterprise Group Governing Documents and applicable Law, and as set forth in the Proxy Statement/ Prospectus in order to permit further solicitation of proxies.
      5.3 Proxy Statement/ Prospectus and Registration Statement. Enterprise Group and GST each will cooperate with each other in the preparation of the Proxy Statement/ Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to GST and Enterprise Group and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, Enterprise Group will cause the Proxy Statement/ Prospectus to be delivered to shareholders of the Enterprise Group Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Enterprise Group Governing Documents. Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Enterprise Group Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Party and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Prior to filing the Registration Statement or any amendment or supplement thereto, GST will afford Enterprise Group and its Independent Directors a reasonable opportunity to review and comment thereon, and will obtain Enterprise Group’s consent to the filing thereof (such consent will not be unreasonably withheld).
      5.4 Information. Enterprise Group and GST will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Effective Time, all such documents and other information concerning the Enterprise Group Fund and the GST Fund, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent, if any, that the Party’s employees are familiar with such documents or information.
      5.5 Notice of Material Changes. Each Party will notify the other Party of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.
      5.6 Financial Statements. At the Closing, Enterprise Group will deliver to GST an unaudited statement of assets and liabilities of the Enterprise Group Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time. These financial statements will present fairly the financial position and portfolio investments of the Enterprise Group Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Enterprise Group Fund not disclosed in said financial statements. These financial

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statements shall be certified by the treasurer of Enterprise Group as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. At the Closing, GST will deliver to Enterprise Group an unaudited statement of assets and liabilities of the GST Fund (including a schedule of portfolio investments) meeting the requirements of the preceding three sentences, except that they shall be certified by GST’s treasurer. Enterprise Group also will deliver to GST at or before the Effective Time, the detailed tax-basis accounting records for each security or other investment to be transferred to GST hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the GST Fund.
      5.7 Other Necessary Action. Enterprise Group and GST will each take all necessary action and use its reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.
      5.8 Dividends. Prior to the Valuation Time, the Enterprise Group Fund shall have declared and at or before the Valuation Time each shall have paid a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Enterprise Group Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending at or before the Effective Time, and all of the Enterprise Group Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, after reduction for any capital loss carryforwards, recognized in all taxable periods or years ending at or before the Effective Time.
      5.9 Books and Records. Upon reasonable notice, each Party will make available to the other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.
      5.10 Issued Shares. The GST Shares to be issued and delivered to Enterprise Group for the account of the Enterprise Group Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of the GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof. The shareholders of the Enterprise Group Fund shall not pay any front-end or deferred sales charge in connection with the Fund Transaction. The shareholders of the Enterprise Group Fund who receive GST Shares pursuant to this Agreement shall be credited by GST with, and shall carry over, the holding period of their respective Enterprise Group Fund shares for all purposes including the calculation of any contingent deferred sales charges and the conversion of these shares to another class of shares of GST. In addition, GST Shares received pursuant to this Agreement shall be included in determining any sales load reductions (e.g., under a rights of accumulation arrangement) on purchases of shares of the GST Fund after the Fund Transaction.
      5.11 Section 15(f). GST and GSAM shall from and after the Effective Time (i) use their reasonable best efforts so that for a period of three years after the Effective Time, at least 75% of the GST Board are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of GSAM, ECM or AXA. In addition, GST, GSAM, ECM and AXA from and after the Effective Time, shall refrain from imposing or seeking to impose for a period of two years after the Effective Time, any “unfair burden” on the GST Fund (within the meaning of the 1940 Act) as a result of the transactions contemplated by this Agreement or any terms, conditions or understandings applicable thereto.
ARTICLE VI
CONDITIONS PRECEDENT
      6.1 Conditions Precedent to Obligations of Enterprise Group. The obligation of Enterprise Group to conclude the transactions provided for herein shall be subject, at its election, to the performance by GST of all of

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the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by Enterprise Group in writing:
           (a) All representations and warranties of GST, on behalf of itself and the GST Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that GST shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) GST shall have furnished to Enterprise Group the opinion of Drinker Biddle & Reath LLP dated as of the Effective Time, substantially to the effect that:
                (i) GST is a statutory trust, validly existing and in good standing under Delaware Law, and has power under the GST Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;
                (ii) GST is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) the GST shares to be issued and delivered by GST pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law and that the holders of GST shares will be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation Law of the State of Delaware (except that no opinion need to be expressed as to such holders who are also Trustees of GST); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;
                (iv) except as disclosed in writing to Enterprise Group, such counsel knows of no material legal proceedings pending or threatened against GST;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by GST and, assuming due authorization, execution and delivery by Enterprise Group, constitutes a valid and legally binding obligation of GST, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) the Registration Statement has become effective under the 1933 Act and, to the Knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;
                (vii) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the GST Governing Documents or any material agreement or instrument known to such counsel to which GST is a party or by which any properties belonging to GST may be bound;
                (ix) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by GST or the GST Fund of any terms, conditions, or provisions of any federal securities Law or Delaware Law; and
                (x) to the Knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the

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transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.
      In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GST and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the GST Fund with certain officers of GST and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/ Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to GST and the GST Fund, the Proxy Statement/ Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to GST and the GST Fund contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Enterprise Group; and (iv) shall state that such opinion is solely for the benefit of Enterprise Group and its directors and officers.
           (c) GST shall have furnished to Enterprise Group a certificate of GST, signed by the president and treasurer of GST, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of GST in this Agreement are true and correct in all material respects on and as of the Effective Time and GST has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time;
                (ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to GST’s Knowledge, threatened in writing; and
                (iii) since the date of the most recent financial statements of the GST Fund included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the GST Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).
           (d) At the Valuation Time and Effective Time, except as previously disclosed to Enterprise Group in writing, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there shall have been no material miscalculations of the net asset value of the GST Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities chargeable to each share class of a GST Fund which are required to be reflected in the net asset value per share of a share class of a GST Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a GST Fund.
           (e) The Secretary of Enterprise Group shall have received the confirmation from GST required under paragraph 3.3 of this Agreement.
           (f) GST shall have duly executed and delivered to Enterprise Group, on behalf of the GST Fund, such assumptions of Liabilities and other instruments as Enterprise Group may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of the Enterprise Group Fund by the GST Fund, other than the Excluded Liabilities.

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           (g) Enterprise Group shall have completed to its satisfaction its due diligence review of GST and the GST Fund.
      6.2 Conditions Precedent to Obligations of GST. The obligation of GST to conclude the transactions provided for herein shall be subject, at its election, to the performance by Enterprise Group of all of the obligations to be performed by it hereunder at or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by GST in writing:
           (a) All representations and warranties of Enterprise Group, on behalf of itself and the Enterprise Group Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that Enterprise Group shall be given a period of 30 Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.
           (b) Enterprise Group shall have furnished to GST the opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP dated as of the Effective Time, substantially to the effect that:
                (i) Enterprise Group is a corporation, validly existing and in good standing under Maryland Law, and has power under the Enterprise Group Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;
                (ii) Enterprise Group is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) all issued and outstanding Enterprise Group shares of the Enterprise Group Fund as of the Effective Time are duly authorized, validly issued, fully paid and non-assessable under Maryland Law; and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;
                (iv) except as disclosed in writing to GST, such counsel knows of no material legal proceedings pending or threatened against Enterprise Group;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Maryland by Enterprise Group and, assuming due authorization, execution and delivery by GST, constitutes a valid and legally binding obligation of Enterprise Group, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus, and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the Enterprise Group Governing Documents or any material agreement or instrument known to such counsel to which Enterprise Group is a party or by which any properties belonging to Enterprise Group may be bound;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material violation by Enterprise Group or the Enterprise Group Fund of any terms, conditions, or provisions of any federal securities Law or Maryland Law; and
                (ix) to the Knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and

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the 1940 Act and the applicable rules and regulations of the SEC thereunder and Maryland Law and except such as may be required under state securities Laws.
      In rendering such opinion, Kirkpatrick & Lockhart Preston Gates Ellis LLP may rely upon certificates of officers of Enterprise Group and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Enterprise Group Fund with certain officers of Enterprise Group and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the mailing date of the Proxy Statement/ Prospectus and on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to Enterprise Group and the Enterprise Group Fund, the Proxy Statement/ Prospectus, Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to Enterprise Group and the Enterprise Group Fund contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to GST; and (iv) shall state that such opinion is solely for the benefit of GST and its Trustees and officers.
           (c) Enterprise Group shall have furnished to GST the unaudited statements required by paragraph 5.6.
           (d) Enterprise Group shall have furnished to GST a certificate of Enterprise Group, signed by the president and treasurer of Enterprise Group, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of Enterprise Group in this Agreement are true and correct in all material respects on and as of the Effective Time and Enterprise Group has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
                (ii) since the date of the most recent financial statements of the Enterprise Group Fund included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the Enterprise Group Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).
           (e) Enterprise Group shall have duly executed and delivered to GST, on behalf of the Enterprise Group Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to Enterprise Group’s custodian and instructions to GST’s transfer agent as GST may reasonably deem necessary or desirable to evidence the transfer to the GST Fund of the Enterprise Group Fund all of the right, title and interest of the Enterprise Group Fund in and to the Fund Assets of the Enterprise Group Fund. In each case, the Fund Assets of the Enterprise Group Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.
           (f) GST shall have received: (i) a certificate of an authorized signatory of JP Morgan, as custodian for Enterprise Group, stating that the Fund Assets of the Enterprise Group Fund have been delivered to GST; (ii) a certificate of an authorized signatory from State Street, as custodian for GST, stating that the Fund Assets of the Enterprise Group Fund has been received; and (iii) a certificate of an authorized signatory of Enterprise Group confirming that Enterprise Group has delivered its records containing the names and addresses of the record holders of each series of Enterprise Group shares and the number and percentage (to three decimal places) of

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ownership of the series of Enterprise Group Shares owned by the holder as of the close of business at the Valuation Time.
           (g) At the Valuation Time and Effective Time, except as previously disclosed to GST in writing, and except as have been corrected as required by applicable Law, and to the best of Enterprise Group’s Knowledge, there shall have been no material miscalculations of the net asset value of the Enterprise Group Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all Liabilities chargeable to each share class of the Enterprise Group Fund which are required to be reflected in the net asset value per share of a share class of the Enterprise Group Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of the Enterprise Group Fund.
           (h) GST shall have completed to its satisfaction its due diligence review of Enterprise Group and the Enterprise Group Fund.
           (i) Enterprise Group’s agreements with each of its service contractors shall have terminated at the Effective Time with respect to the Enterprise Group Fund, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.
      6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of directors/ trustees, the consummation of the Fund Transaction is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:
           (a) This Agreement and the transactions contemplated herein, with respect to a particular Fund Transaction, shall have been approved by the requisite vote of the holders of the outstanding shares of the Enterprise Group Fund in accordance with the provisions of the Enterprise Group Governing Documents, applicable Maryland Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither Enterprise Group nor GST may waive the conditions set forth in this paragraph 6.3(a) with respect to the Fund Transaction.
           (b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.
           (c) Enterprise Group and GST shall have received an opinion or opinions from Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions and representations) that with respect to the Reorganization, for federal income tax purposes:
                (i) The Fund Transaction will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the GST Fund and Enterprise Group Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
                (ii) the Enterprise Group Fund will recognize no gain or loss (A) upon the transfer of its Fund Assets to the GST Fund in exchange for GST Shares of the GST Fund and the assumption of all of the Liabilities of the Enterprise Group Fund, and (B) upon the distribution of those GST Shares to the shareholders of the Enterprise Group Fund;
                (iii) the GST Fund will recognize no gain or loss upon the receipt of the Fund Assets of the Enterprise Group Fund in exchange for GST Shares of the GST Fund and the assumption of all of the Liabilities of the Enterprise Group Fund;
                (iv) the tax basis in the hands of the GST Fund of each asset of the Enterprise Group Fund transferred to the GST Fund in the Reorganization will be the same as the basis of that asset in the hands of the Enterprise Group Fund immediately before the transfer;
                (v) the holding period of each asset of the Enterprise Group Fund in the hands of the GST Fund will include the period during which that asset was held by the Enterprise Group Fund;

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                (vi) the shareholders of the Enterprise Group Fund will recognize no gain or loss upon their receipt of GST Shares of the GST Fund;
              (vii)  the aggregate tax basis of the GST Shares of the GST Fund received by each shareholder of the Enterprise Group Fund will equal the aggregate tax basis of the Enterprise Group Fund shares surrendered in exchange therefor;
              (viii) the holding period of GST Shares received by each Enterprise Group Fund shareholder will include the holding period of the Enterprise Group Fund shares surrendered in exchange therefor, provided that the Enterprise Group Fund shares are held by that shareholder as capital assets on the date of the exchange; and
              (ix)  the GST Fund will succeed to and take into account the tax attributes of the Enterprise Group Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
The delivery of the foregoing opinion is conditioned upon receipt by Drinker Biddle & Reath LLP of representations that it shall request of the Parties substantially in the form of the draft representations Drinker Biddle & Reath LLP provided to them, and they agreed to, shortly before execution of this Agreement.
           (d) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, and there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No Action or Proceeding against Enterprise Group or GST or their respective officers, directors or trustees shall be threatened in writing or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
           (e) GSAM, ECM and AXA shall have executed and duly delivered to each other a certain asset purchase agreement by and among GSAM, AXA, AXA Financial, Inc., ECM and Enterprise Fund Distributors, Inc. (the “Asset Purchase Agreement”).
ARTICLE VII
EXPENSES
      Enterprise Group and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by this Agreement. The responsibility for payment of all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated among ECM, AXA and GSAM (or any Affiliate thereof) as ECM, AXA and GSAM shall agree.
ARTICLE VIII
AMENDMENTS AND TERMINATION
      8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of shareholders of the Enterprise Group Fund at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the Enterprise Group Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval. Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.

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      8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:
           (a) by the mutual written consent of the Parties;
           (b) by Enterprise Group (i) following a material breach by GST of any of its representations, warranties or covenants contained in this Agreement, provided that GST shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon GST or the GST Fund;
           (c) by GST (i) following a material breach by Enterprise Group of any of its representations, warranties or covenants contained in this Agreement, provided that Enterprise Group shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said paragraphs on or before December 31, 2007; or (iii) upon the occurrence of an event which has a Material Adverse Effect upon the Enterprise Group or the Enterprise Group Fund;
           (d) by either Party by written notice to the other Party following a determination by the terminating Party’s Board that the consummation of the Reorganization is not in the best interest of its shareholders; or
           (e) by either Party if the Effective Time does not occur by December 31, 2007.
      If a Party terminates this Agreement in accordance with this paragraph 8.2, in the absence of willful default there shall be no liability for damages on the part of any Party, or the directors or officers of such Party. In the event of willful default, all remedies at Law or in equity of the Party adversely affected shall survive.
ARTICLE IX
PUBLICITY; CONFIDENTIALITY
      9.1 Publicity. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.
      9.2 Confidentiality. (a) The Parties, GSAM, ECM and AXA (for purposes of this paragraph 9.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and Affiliates to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.
           (b) In the event of a termination of this Agreement, the Parties, GSAM, ECM and AXA agree that they along with their board members, employees, representative agents and Affiliates shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such

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information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.
ARTICLE X
MISCELLANEOUS
      10.1 Entire Agreement. This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.
      10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, by overnight courier, by facsimile, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):
      If to Enterprise Group:

Enterprise Group of Funds, Inc.
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326-1022
Attention: Patricia Louie, Esq.
Telephone No.: (212) 314-5329
Facsimile No.: (212) 314-4723
E-mail: patricia.louie@axa-equitable.com

With copies (which shall not constitute notice) to:

Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Enterprise Group)
1601 K Street, N.W.
Washington, DC 20006-1600
Attention: Arthur J. Brown, Esq.
Telephone No.: (202) 778-9046
Facsimile No.: (202) 778-9000
E-mail: abrown@klng.com

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, GA 30326-1022
Attention: Steven M. Joenk
Telephone No.: (212) 314-5718
Facsimile No.: (212) 707-7348
E-mail: steven.joenk@axa-equitable.com

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AXA Equitable Life Insurance Company
1290 Avenue of the Americas, 8th Floor
New York, NY 10104
Attention: Patricia Louie, Esq.
Telephone No.: (212) 314-5329
Facsimile No.: (212) 314-4723
E-mail: patricia.louie@axa-equitable.com
          If to GST or GSAM:

Goldman Sachs Trust
32 Old Slip
New York, NY 10005
Attention: Peter V. Bonanno, Esq.
Telephone No.: (212) 357-3184
Facsimile No.: (212) 902-4140
E-mail: Peter.Bonanno @gs.com

With a copy (which shall not constitute notice) to:

Drinker Biddle & Reath LLP (counsel to GST)
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Attention: Kenneth L. Greenberg, Esq.
Telephone No.: (215) 988-1152
Facsimile No.: (215) 988-2757
E-mail: Kenneth.Greenberg@dbr.com
      10.3 Waiver. The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in paragraph 6.3(a), a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).
      10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either Party without the written consent of the other Party. Nothing herein express or implied is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.
      10.5 Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates or other instruments exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The covenants in paragraphs 1.3, 1.5, 5.6, 5.11, 9.2, 10.9 and 10.14, this paragraph 10.5 and Article VII shall survive the consummation of the transactions contemplated hereunder.
      10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
      10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.
      10.8 Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of Laws.

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      10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, Enterprise Group shall deliver or cause to be delivered to GST at the Closing, the Books and Records of the Enterprise Group Fund (regardless of whose possession they are in).
      10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not Parties (including, without limitation, any shareholder of GST or Enterprise Group) except that the Enterprise Group Independent Directors are intended third-party beneficiaries of the provisions of paragraph 1.3 herein.
      10.11 Failure of Any Fund(s) to Consummate the Transactions.
           (a) In the event that the Enterprise Group Fund fails to obtain the required shareholder vote for approval of this Agreement with respect to the Fund Transaction in which it is participating at or prior to the Effective Time, the Parties shall continue the solicitation of the shareholders of the Enterprise Group Fund. If approval of this Agreement is denied by the shareholders of the Enterprise Group Fund, the Enterprise Group Fund shall resolicit shareholders and make such new or amended filings as are required or desirable to obtain shareholder approval. Notwithstanding the foregoing, if the required shareholder vote for approval of this Agreement with respect to the Fund Transaction has not been obtained on or before the nine-month anniversary of the originally scheduled Effective Time (and before the date specified in paragraph 8.2(e)), then the Parties, ECM, AXA and GSAM shall take such actions as provided in the Asset Purchase Agreement.
           (b) No Fund Transaction involving the Enterprise Group Fund shall be consummated until shareholders of certain portfolios of the AXA Enterprise Multimanager Funds Trust (“Multimanager Trust”) or the AXA Enterprise Funds Trust (“Enterprise Trust”) approve related agreements and plans of reorganization such that the Enterprise Group Fund and the portfolios of the Multimanager Trust and Enterprise Trust whose shareholders provided approval have combined total assets under management of at least $1,000,000,000. If shareholder approval of this Agreement with respect to the Fund Transaction has not been received on or before the Effective Time and the Closing, then, if such approvals are ultimately received, a subsequent Closing shall occur, at such time and place and on such date (and with such Effective Time) as is mutually agreed in writing by an authorized officer of each Party. It is agreed that such subsequent Closing shall not be set in a piecemeal fashion and that no subsequent Fund Transaction involving the Enterprise Group Fund shall be consummated until shareholders of the Multimanager Trust or Enterprise Trust with combined total assets under management of at least $500,000,000 approve their respective agreements with respect to their respective reorganizations. Notwithstanding the foregoing, a Fund Transaction involving the Enterprise Group Fund along with portfolios of Multimanager Trust or Enterprise Trust will be consummated with a lesser amount of combined total assets under management if no other reorganizations are reasonably believed by ECM or AXA to occur by December 31, 2007 or if it is mutually agreed in writing by an authorized officer of each Party.
      10.12 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.
      10.13 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.
      10.14 GST Liability. The name “Goldman Sachs Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and all Persons dealing with GST or a GST Fund must look solely to the property of GST or the GST Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability

A-24

for obligations entered into on behalf of GST. No GST Fund shall be liable for any claims against any other GST Fund. Both Parties along with GSAM, ECM and AXA specifically acknowledge and agree that any liability of GST under this Agreement with respect to the GST Fund, or in connection with the transactions contemplated herein with respect to the GST Fund, shall be discharged only out of the assets of the GST Fund and that no other portfolio of GST shall be liable with respect thereto.
ARTICLE XI
DEFINITIONS
      As used in this Agreement, the following terms have the following meanings:
      “Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.
      “Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.
      “Agreement” has the meaning specified in the preamble.
      “Asset Purchase Agreement” has the meaning specified in paragraph 6.3(e).
      “AXA” has the meaning specified in the preamble.
      “Books and Records” means Enterprise Group’s or GST’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by Enterprise Group or GST with respect to the Enterprise Group Fund or GST Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.
      “Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.
      “Closing” has the meaning specified in paragraph 3.1.
      “Code” has the meaning specified in the recitals.
      “Delaware Law” has the meaning specified in paragraph 1.1.
      “Effective Time” has the meaning specified in paragraph 3.1.
      “Enterprise Group Fund” has the meaning specified in the preamble.
      “Enterprise Group Governing Documents” has the meaning specified in paragraph 1.1.
      “Enterprise Group” has the meaning specified in the preamble.
      “Enterprise Group Board” has the meaning specified in the recitals.
      “Enterprise Trust” has the meaning specified in paragraph 10.11(b).
      “Excluded Liabilities” has the meaning specified in paragraph 1.3.
      “Fund Assets” means all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that Enterprise Group may have against ECM or AXA and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by Enterprise Group on behalf of the Enterprise Group Fund, and any prepaid expenses shown on the Enterprise Group Fund’s books at the Valuation Time, excluding (a) the estimated costs of extinguishing any Excluded Liability; (b) cash in an amount necessary to pay dividends pursuant to paragraph 5.8, and (c) Enterprise Group’s rights under this Agreement.
      “Fund Transaction” has the meaning specified in paragraph 1.1.

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      “Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.
      “GSAM” has the meaning specified in the preamble.
      “GST” has the meaning specified in the preamble.
      “GST Board” has the meaning specified in the recitals.
      “GST Fund” has the meaning specified in the preamble.
      “GST Governing Documents” has the meaning specified in paragraph 4.2(a).
      “GST Shares” has the meaning specified in paragraph 1.4.
      “Independent Directors” has the meaning specified in the recitals.
      “Independent Trustees” has the meaning specified in the recitals.
      “JP Morgan” has the meaning specified in paragraph 2.4.
      “Knowledge” means (i) with respect to Enterprise Group and the Enterprise Group Fund, the actual knowledge after reasonable inquiry of Enterprise Group’s directors or officers, ECM or AXA in their capacity as a service provider to Enterprise Group and any sub-adviser affiliated with AXA and (ii) with respect to GST and the GST Fund, the actual knowledge after reasonable inquiry of GST’s trustees or officers, or GSAM in its capacity as a service provider to GST.
      “Known Liabilities” means, with respect to Enterprise Group and the Enterprise Group Fund, those Liabilities of which Enterprise Group’s directors or officers, ECM, AXA, or any applicable sub-advisor, sub-administrator, distributor, transfer agent, shareholder servicing agent, auditor, or custodian has Knowledge.
      “Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.
      “Liabilities” means all existing and future liabilities and obligations of any nature, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or unmatured, or otherwise of the Enterprise Group Fund including, but not limited to, (i) those reflected on an unaudited statement of assets and liabilities of the Enterprise Group Fund prepared by AXA as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GST and Enterprise Group at the Effective Time, and (ii) all obligations of Enterprise Group to indemnify, hold harmless and advance cost of defense to the Independent Directors of Enterprise Group pursuant to the Enterprise Group Governing Documents, but excluding all such obligations with respect to the officers and non-Independent Directors of Enterprise Group. “Liabilities” does not include, and GST and the GST Funds shall not assume, any Excluded Liabilities.
      “Maryland Law” has the meaning specified in paragraph 1.1.
      “Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of the Enterprise Group Fund or GST Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”
      “Multimanager Trust” has the meaning specified in paragraph 10.11 (b).
      “NYSE” has the meaning specified in paragraph 2.5.
      “1940 Act” has the meaning specified in the recitals.
      “1933 Act” means the Securities Act of 1933, as amended.
      “1934 Act” means the Securities Exchange Act of 1934, as amended.

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      “Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.
      “Party” and “Parties” each has the meaning specified in the preamble.
      “Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.
      “Protected Persons” has the meaning specified in paragraph 9.2.
      “Proxy Statement/ Prospectus” has the meaning specified in paragraph 4.1(p).
      “Registration Statement” has the meaning specified in paragraph 4.1(p).
      “Reorganization” has the meaning specified in the recitals.
      “SEC” means the U.S. Securities and Exchange Commission.
      “State Street” has the meaning specified in paragraph 2.4.
      “Valuation Time” has the meaning specified in paragraph 2.5.
[SIGNATURE PAGE FOLLOWS]

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      IN WITNESS WHEREOF, the Parties, AXA and GSAM have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

THE ENTERPRISE GROUP OF FUNDS, INC.

By:

Name: Steven M. Joenk

Title:	President and Chief Executive Officer

GOLDMAN SACHS TRUST

By:

Name: James Fitzpatrick

Title:	Vice President
Solely for purposes of Article VII and Paragraphs 1.3, 1.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11, and 10.14
ENTERPRISE CAPITAL MANAGEMENT, INC.

By:

Name:
Title:
Solely for purposes of Article VII and Paragraphs 1.3, 1.5, 4.1(i), 5.1, 5.11, 9.2, 10.5, 10.11, and 10.14
AXA EQUITABLE LIFE
INSURANCE COMPANY

By:

Name:
Title:
Solely for purposes of Article VII and Paragraphs 4.2(i), 5.1, 5.11, 9.2, 10.5, 10.11, and 10.14
GOLDMAN SACHS
ASSET MANAGEMENT, L.P.

By:

Name:  James Fitzpatrick

Title:	Managing Director

A-28

APPENDIX B
Comparison of Other Investment Practices and Investment Securities of the AXA Enterprise Fund and the GST Fund
      The tables below compare some of the investment techniques that may (but are not required to) be used by the AXA Enterprise Fund in seeking to achieve its investment objective with those that may be used by the GST Fund. Numbers in this table show allowable usage only; for actual usage, consult the AXA Enterprise Fund’s or GST Fund’s annual/semi-annual reports.

10 Percent of total assets (including securities lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings for investment purposes) (Roman type)	AXA
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Enterprise		GST
— Not permitted	Fund		Fund

Investment Practices
Borrowings	•	[1]	33 1/3
Credit, Currency, Index, Interest Rate, Total Return and Mortgage Swaps	•		—
Cross Hedging of Currencies	•		•
Custodial Receipts and Trust Certificates	—		•
Equity Swaps	•		•	[2]
Foreign Currency Transactions	•		•	[3]
Futures Contracts and Options on Futures Contracts	•		•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10		10
Options on Foreign Currencies[4]	•		•
Options on Securities and Securities Indices	•		•	[5]
Repurchase Agreements	•		•
Securities Lending	•		33 1/3
Short Sales Against the Box	•	[6]	25
Unseasoned Companies	•		•
Warrants and Stock Purchase Rights	•		•
When-Issued Securities and Forward Commitments	•		•

1.	The AXA Enterprise Fund may borrow to the extent permitted by applicable law.

2.	Limited to 15% of the GST Fund’s net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

3.	Limited by the amount the GST Fund invests in foreign securities.

4.	Each Fund may purchase and sell call and put options.

5.	The GST Fund may sell covered call and put options and purchase call and put options.

6.	The AXA Enterprise Fund may also cover a short sale by designating on the records of its subadviser or with the Fund’s custodian cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short.

B-1

10 Percent of total assets (excluding securities lending collateral) (Italic type)
10 Percent of net assets (including borrowings for investment purposes) (Roman type)	AXA
• No specific % limitation on usage; limited only by the objective and strategies of the Fund	Enterprise		GST
— Not permitted	Fund		Fund

Investment Securities
American, European and Global Depositary Receipts	•		•
Asset-Backed and Mortgage-Backed Securities	•		•	[1]
Bank Obligations	•	[2]	•	[1]
Convertible Securities	•		•	[3]
Corporate Debt Obligations	•		•	[1]
Equity Investments	•		90	+
Emerging Country Securities	—		10	[4]
Fixed Income Securities	•	[5]	•	[5]
Foreign Securities	•		25	[4]
Foreign Government Securities	•		—
Municipal Securities	•		—
Non-Investment Grade Fixed Income Securities	—		10	[6]
Real Estate Investment Trusts (“REITs”)	•		•
Stripped Mortgage Backed Securities	•		—
Structured Securities	—		•	[7]
Temporary Investments	100		100
U.S. Government Securities	•		•	[1]

1.	Limited by the amount the GST Fund invests in fixed-income securities

2.	The AXA Enterprise Fund may invest in Eurodollar and Yankee dollar obligations.

3.	The GST Fund uses the same rating criteria for convertible and non-convertible debt securities.

4.	The GST Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.

5.	The AXA Enterprise Fund may invest in investment grade securities (i.e., BBB or higher by Standard & Poor’s or Moody’s or have a comparable rating by another NRSRO. Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed income securities purchased by the GST Fund must be investment grade.

6.	May be BB or lower by Standard & Poor’s, Baa or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

7.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

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APPENDIX C
Comparison of the Investment Restrictions of the AXA Enterprise Fund and the GST Fund
      This section briefly compares and contrasts certain fundamental and non-fundamental investment restrictions of the AXA Enterprise Fund with those of the GST Fund. More complete information may be found in the respective statements of additional information for the AXA Enterprise Fund and GST Fund.
      Unless otherwise indicated, the restrictions discussed below are fundamental policies of the AXA Enterprise Fund and GST Fund. This means that they cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the AXA Enterprise Fund by the Board of Directors of the Enterprise Group and for the GST Fund by the Board of Trustees of GST.
      Maintenance of Status as a “Diversified Company.” Both Funds are “diversified companies” as defined by the 1940 Act. A “diversified company” is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities and other securities. Investments in other securities are limited as to any one issuer to (1) an amount no greater than 5% of the value of the total assets of the fund and (2) not more than 10% of the outstanding voting securities of the issuer.
      Issuance of Senior Securities. The AXA Enterprise Fund is restricted from issuing senior securities or pledging its assets, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as each may be amended from time to time and exemptive orders, SEC releases, no action letters or similar relief or interpretations (collectively, “1940 Act Laws, Interpretations and Exemptions”). For purposes of the foregoing restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and obligations of the AXA Enterprise Fund to directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security. The GST Fund is prohibited from issuing senior securities to the extent such issuance would violate applicable law.
      Borrowings. The AXA Enterprise Fund may not borrow money or pledge its assets, except as permitted by the 1940 Act Laws, Interpretations and Exemptions. The GST Fund may not borrow money, except that the GST Fund may (1) borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (3) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, the GST Fund has a non-fundamental policy that restricts it from purchasing additional securities if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.
      Securities Underwriting. Both Funds may not underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting.
      Concentration in Industries. Both Funds are restricted from concentrating their investments in any particular industry. The AXA Enterprise Fund may invest up to 25% of the value of its total assets in securities of issuers having their principal business activities in the same industry, except for defensive purposes. The GST Fund may not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry. For both Funds, securities issued by the U.S. government or its agencies or instrumentalities are excluded from this restriction.
      Purchases of Real Estate.  Both the AXA Enterprise Fund and the GST Fund generally may not buy or sell real estate. However, for the AXA Enterprise Fund, (1) securities of issuers that invest in real estate and (2) investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation. The AXA Enterprise Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. The GST Fund may purchase (1) securities that are secured by real estate or interests in real estate, (2) securities of real estate investment trusts, and (3) mortgage-related securities. The GST Fund also may hold and sell real estate acquired as a result of the ownership of securities.

C-1

      Commodities. The AXA Enterprise Fund may not buy or sell physical commodities or contracts involving physical commodities. In accordance with the AXA Enterprise Fund’s investment strategies as reflected in its prospectus and statement of additional information, the AXA Enterprise Fund may purchase and sell (1) derivative, hedging and similar instruments such as financial futures contracts and options thereon, and (2) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and the AXA Enterprise Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the AXA Enterprise Fund’s ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner. The GST Fund may not invest in commodities or commodity contracts, except that the GST Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.
      Investments in Other Investment Companies. As a non-fundamental policy, the AXA Enterprise Fund may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that (i) this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and (ii) the AXA Enterprise Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act. The GST Fund also observes, as a non-fundamental investment limitation, the 1940 Act limitations regarding investments in investment companies. Notwithstanding any other fundamental investment restriction or policy, the GST Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the GST Fund.
      Loans. The AXA Enterprise Fund may make loans, including loans of assets of the AXA Enterprise Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted when consistent with the AXA Enterprise Fund’s investment objective. The AXA Enterprise Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent. The GST Fund generally may not make loans, except through the purchase of debt obligations in accordance with the GST Fund’s investment objectives and policies, repurchase agreements with banks, brokers, dealers and other financial institutions and loans of portfolio securities as permitted by applicable law.
      Investments in Illiquid Securities. The AXA Enterprise Fund and the GST Fund will not acquire any illiquid (not readily marketable) investments if more than 15% of their net assets would be invested in illiquid investments. This restriction is a non-fundamental policy with respect to both Funds.
      Investments for Purposes of Exercising Control. As a matter of non-fundamental policy, the GST Fund is restricted from investing in companies for the purpose of exercising control or management. The AXA Enterprise Fund has no similar restriction.
      Short Sales of Securities. The AXA Enterprise Fund will not engage in short sales of securities or maintain a short position, except that the Fund may (a) engage in covered short sales, and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. The GST Fund may not make short sales of securities, except for short sales against-the-box. This restriction is a non-fundamental policy for both Funds.
      Purchases of Securities on Margin. The AXA Enterprise Fund will not purchase securities on margin, except for short term credits necessary for the clearance of transactions, and except that the AXA Enterprise Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. This investment restriction is non-fundamental for the AXA Enterprise Fund. The GST Fund, as a fundamental policy, may purchase securities on margin to the extent permitted by applicable law.

C-2

APPENDIX D
Comparison of Shareholder Transactions and Services of the AXA Enterprise Fund and the GST Fund
      This section compares the shareholder transactions and services of the AXA Enterprise Fund and the GST Fund. The following is qualified in its entirety by the more detailed information in the prospectuses for the AXA Enterprise Fund and the GST Fund, which are incorporated by reference into this Proxy/ Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.
Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions
      AXA Enterprise Fund Class Y Shares; GST Fund Institutional Shares. AXA Enterprise Fund Class Y Shares and GST Fund Institutional Shares are offered at net asset value with no front-end sales charges or CDSC. The minimum investment amount for purchasing Class Y Shares generally is $1,000,000. For GST Fund Institutional Shares, the minimum investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates.
      AXA Enterprise Fund Class A Shares. There is a maximum sales charge of 4.75% for Class A Shares of the AXA Enterprise Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares.
      GST Fund Class A Shares. There is a maximum sales charge of 5.5% for Class A Shares of the GST Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares.
Reduction of Sales Charges
Sales Charges for AXA Enterprise Fund Class A Shares
      Sales charges on Class A Shares of AXA Enterprise Fund are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:
AXA Enterprise Fund:

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price*	Offering Price	Net Asset Value

Up to $99,999	4.75%	4.99%
$100,000 but less than $250,000**	3.75%	3.90%
$250,000 but less than $500,000**	2.50%	2.56%
$500,000 but less than $1,000,0000**	2.00%	2.04%
$1,000,000 and over**	None	None

*	In determining the amount of your investment and the applicable sales charge, the AXA Enterprise Fund includes all Shares an investor is currently purchasing in all of the AXA Enterprise Funds (including funds of the AXA Enterprise Funds Trust and AXA Enterprise Multimanager Funds Trust).

**	If certain employee benefit plans qualified under Sections 401, 403 and 408 of the Code, or participants of such plans, invest $100,000 or more ($500,000 or more, in the case of Traditional IRAs, IRA rollovers, Coverdell ESAs or Roth IRAs) or if you invest $1,000,000 or more in Class A Shares, no initial sales charge applies to those shares. However, if the entire plan or you redeem the Shares within 12 months of the end of the calendar month of their purchase, the plans or you will be charged a CDSC of 1%. The dealer discount or agency fee as a percentage of the offering price for these purchases of less than $5,000,000 of Class A Shares will be 1%.

D-1

Sales Charges for GST Fund Class A Shares
      Sales charges on Class A Shares of GST Fund are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels, as follows:
GST Fund:

	Sales Charge as a		Sales Charge as a
	Percentage of		Percentage of
Amount of Transaction at Offering Price	Offering Price		Net Amount Invested

Less than $50,000	5.50%		5.82%
$50,000 but less than $100,000	4.75%		4.99%
$100,000 but less than $250,000	3.75%		3.90%
$250,000 but less than $500,000	2.75%		2.83%
$500,000 but less than $1,000,000	2.00%		2.04%
$1,000,000 and over	0.00%	*	0.00%*

*	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase.
     The reduced sales charges on AXA Enterprise Fund Class A Shares and GST Fund Class A Shares described above are available through:
      Rights of Accumulation
      AXA Enterprise Fund Class A Shares
      An investor is entitled to a reduced sales charge on additional purchases of Class A shares of an AXA Enterprise Fund if the value of the investor’s existing aggregate holdings at the time of the additional purchase, calculated at the then applicable net asset value per share or the initial purchase price less any redemptions, whichever is higher, plus the amount of the additional purchase equals $100,000 or more. The investor’s discount is determined based on the schedule listed above under “Sales Charges for AXA Enterprise Fund Class A Shares.” For purposes of determining the discount, AXA Enterprise Fund will aggregate holdings of fund shares of the investor’s spouse, immediate family or accounts the investor controls, whether as a single investor or trustee, provided that the investor notifies AXA Enterprise Fund of the applicable accounts at the time of his/her additional investment by providing AXA Enterprise Fund with appropriate documentation, including the account numbers for all accounts that the investor is seeking to aggregate.
      GST Class A Shares
      When buying Class A Shares in GST Fund, the current aggregate investment determines the initial sales charge an investor will pay. An investor may qualify for reduced sales charges when the current market value of holdings across Class A, Class B and/or Class C Shares, plus new purchases, reaches $50,000 or more. Class A, Class B and/or Class C Shares of any of the Goldman Sachs Funds may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A, Class B and/or Class C Shares of the Funds and Class A, Class B and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales charge, an investor or the investor’s Authorized Dealer must notify the Funds’ Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of appropriate records.

D-2

          Letter of Intent

AXA Enterprise Fund Class A Shares
      An investor is entitled to a reduced sales charge if he/she executes a Letter of Intent to purchase $100,000 or more of Class A Shares at the public offering price within a period of 13 months. The discount will be determined based on the schedule listed above under “Sales Charges for AXA Enterprise Fund Class A Shares.” The minimum initial investment under a Letter of Intent is 5% of the amount stated in the Letter of Intent. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the investor’s name) to secure payment of the higher sales charge that would apply to the shares actually purchased if the full amount stated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount has been purchased, the escrow will be released. If an investor wishes to enter into a Letter of Intent, he/she should complete the appropriate portion of the new account application. At the investor’s request, purchases made during the previous 90 days may be included.

GST Fund Class A Shares
      An investor may obtain a reduced sales charge by means of a written Statement of Intention which expresses his/her non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of one or more of the Goldman Sachs Funds. Any investments made during the period will receive the discounted sales charge based on the full amount of the investment commitment. At the investor’s request, purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By selecting the Statement of Intention, the investor authorizes the Transfer Agent to escrow and redeem Class A Shares in his/her account to pay this additional charge.
          Sales Charge and CDSC Waivers — AXA Enterprise Fund and GST Shares — Class A Shares
      No sales charge or CDSC will be assessed on AXA Enterprise Fund Shares or GST Fund Shares sold to the following individuals or entities, or under the following conditions:

AXA Enterprise Fund	GST Fund

Financial institutions and other financial institutions’ trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.	Banks, trust companies or other types of depository institutions (Front end sales charge only (“FESC”) only).

Representatives and employees, or their immediate family members, of broker-dealers and other intermediaries that have entered into selling or service arrangements with the Enterprise Fund Distributors, Inc.	Any employee or registered representative of any authorized dealer or their respective spouses, children and parents (FESC only).

Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares.	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales commission with the purchase of shares of a GST Fund (FESC only).

D-3

AXA Enterprise Fund	GST Fund

Clients of fee-based/fee-only financial advisors.	Registered investment advisers investing for accounts for which they receive asset-based fees (FESC only).

State-sponsored Texas 529 qualified tuition savings plan.	State sponsored 529 Plan (FESC only).

Direct referrals by the Manager’s employees.
Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor (FESC only).
Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of GST and designated family members of any of these individuals (FESC only).
Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”) that buy shares of a GST Fund worth $500,000 or more; or have 100 or more eligible employees at the time of purchase; or certify that they expect to have annual plan purchases of shares of GST Fund of $200,000 or more; or are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or have at the time of purchase aggregate assets of at least $2,000,000 (FESC only).
Accounts over which GSAM or its advisory affiliates have investment discretion (FESC only).
Qualified Employee Benefit Plans of Goldman Sachs (FESC only).
Non-qualified pension plans sponsored by employers who also sponsor qualified plans that qualify for and invest in Goldman Sachs Funds at NAV without the payment of any sales charge.
Insurance Company separate accounts that make the Funds available as underlying investment in certain group annuity contracts.

D-4

AXA Enterprise Fund	GST Fund

“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards (FESC only).
Shareholders receiving distributions from a qualified retirement plan invested in GST Fund and reinvesting such proceeds in a Goldman Sachs IRA in the same class (FESC only).
Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in GST Fund if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity (FESC only).
Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, a CDSC of 1% may be imposed. The CDSC may not be imposed if your authorized dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs (FESC only).

D-5

          CDSC Waivers — AXA Enterprise Fund and GST Fund (All Share Classes)
      The CDSC may be waived or reduced if the redemption relates to:

AXA Enterprise Fund	GST Fund

Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan account) by plans qualified under the Code Section 401(a) or from custodial accounts under the Code Section 403(b)(7), IRAs under the Code Section 408(a), participant-directed non-qualified deferred compensation plans under the Code IRC Section 457 and other employee benefit plans (“plans”), and returns of excess contributions made to these plans.

Redemptions of shares of a shareholder (including a registered joint owner) who has died or has become totally disabled (as evidenced by a determination by the federal Social Security Administration).	Retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans.

The death or disability (as defined in Section 72(m)(7) of the Code of a participant or beneficiary in an Employee Benefit Plan.

Required minimum distributions from an IRA.	Satisfying the minimum distribution requirements of the Code.

Redemptions through a systematic withdrawal plan.

Redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy in accordance with the requirements of the Code, including substantially equal periodic payments described in the Code Section 72 prior to age 59 1/2 and required minimum distributions after age 70 1/2.	Shares subject to a systematic withdrawal plan (GST reserves the right to limit such redemptions, on an annual basis, to 10% each of the value of the shareholder’s Class A Shares.)

The liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum.	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan.

Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code.

The separation from service by a participant or beneficiary in an Employee Benefit Plan.

The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event.

Excess contributions distributed from an Employee Benefit Plan;

D-6

AXA Enterprise Fund	GST Fund

Distributions from a qualified Employee Benefit Plan invested in the GST Funds which are being rolled over to a Goldman IRA in the same share class.

Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.
      Repurchase of AXA Enterprise Fund Class A Shares. An investor repurchasing Class A Shares within 180 days of redeeming shares in the same class of the same AXA Enterprise Fund is eligible, upon request, for a sales charge waiver or a credit to the investor’s account with the amount of the CDSC previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. For federal income tax purposes, the original redemption is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Investors are advised to consult their tax advisor to determine how a redemption would affect them. The Enterprise Group may modify or terminate the reinstatement privilege at any time.
      Repurchase of GST Fund Class A Shares. An investor may redeem shares of a GST Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at net asset value. To be eligible for this privilege, the investor must hold the shares he wants to redeem for at least 30 days and he must reinvest the share proceeds within 90 days after redemption. An investor may reinvest in Class A Shares of the same GST Fund or another GST Fund.
      If an investor pays a CDSC upon redemption of Class A Shares and then reinvests in Class A Shares as described above, the account will be credited with the amount of the CDSC the investor paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable under a subsequent redemption.
      The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at net asset value in a tax-sheltered Employee Benefit Plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request. There may be tax consequences as a result of a redemption. Professional tax advice should be sought regarding the tax consequences of a redemption and reinvestment.
Distribution and Shareholder Servicing Arrangements
      AXA Enterprise Fund Class A, Class B and Class C Shares. Enterprise Group has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to Class A, Class B and Class C Shares of the AXA Enterprise Fund. Under the AXA Enterprise Class A Plan, the AXA Enterprise Fund is authorized to pay the AXA Enterprise Fund’s distributor a maximum service fee accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class A Shares. In addition to this service fee, the AXA Enterprise Fund also is authorized to pay the AXA Enterprise Fund’s distributor a maximum distribution fee, accrued daily and payable monthly, at the annual rate of 0.20% of the average daily net assets of the Class A Shares. Under the AXA Enterprise Class B and Class C Plans, the AXA Enterprise Fund is authorized to pay the AXA Enterprise Fund’s distributor a maximum service fee accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Class B and Class C Shares. In addition to this service fee, the AXA Enterprise Fund also is authorized to pay the AXA Enterprise Fund’s distributor a maximum distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B and Class C Shares. Currently, the AXA Enterprise Fund pays its distributor a distribution and service fee equal to 1.00% of each of the Class B Shares and Class C Shares average daily net assets. The compensation the AXA Enterprise Fund’s distributor receives is for services rendered and expenses borne in connection with

D-7

activities primarily intended to result in the sale of shares, including printing and mailing of the Enterprise Group’s prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, compensation to financial intermediaries and broker-dealers, and holding seminars and sales meetings with wholesale and retail sales personnel assigned to promote the distribution of shares.
      AXA Enterprise Fund Class Y Shares. Class Y Shares are not subject to a distribution plan or shareholder servicing plan.
      GST Class A Shares, Class B Shares and Class C Shares. GST has adopted a distribution and service plans under which Class A, Class B and Class C Shares of the GST Fund bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the GST Class A Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a GST Fund attributable to Class A Shares. Under the GST Class B and Class C Plans, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services and personal account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a GST Fund attributable to Class B Shares or Class C Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A, Class B or Class C Shares. Goldman Sachs at its discretion may use compensation for distribution services paid under the GST Class A Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the NASD. Personal and account maintenance services include responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the GST Funds. In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee and 0.25% personal and account maintenance service fee as an ongoing commission to authorized dealers after the shares have been held for one year.
      GST Institutional Shares. GST Institutional Shares are not subject to a distribution plan or shareholder servicing plan.
Contingent Deferred Sales Charges
      AXA Enterprise Fund Class B Shares. Class B Shares are sold at net asset value, without any sales charges at the time of purchase. However, there may be a CDSC on shares that is payable upon redemption. The holding period for purposes of timing the conversion to Class A Shares and determining the CDSC will continue to run after an exchange to Class B Shares of another AXA Enterprise Fund. The AXA Enterprise Fund will not accept single purchase orders for Class B Shares over $100,000.

D-8

      The amount of the CDSC declines as you hold your shares over time, according to the following schedule.
AXA Enterprise Fund

CDSC as a
Percentage of
Dollar Amount
Year since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	None
      Class B Shares will automatically convert to Class A Shares of the same fund eight years after the end of the calendar month in which the purchase order for the Class B Shares was accepted. A pro rata portion of any Class B Shares acquired through reinvestment of dividends or distributions will convert along with Class B Shares that were purchased. Class A Shares are subject to lower expenses than Class B Shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.
      GST Fund Class B Shares. As discussed further below, the CDSC schedule for the GST Fund only differs in the Third Year from the AXA Enterprise Fund CDSC schedule. Holders of AXA Enterprise Fund Class B Shares who receive GST Fund Class B Shares in connection with the Reorganization will be charged CDSCs on those GST Fund Class B Shares based on the GST CDSC schedule set forth below. In addition, former AXA Enterprise Fund Class B shareholders will be credited for the period of time from the original date of purchase of the AXA Enterprise Growth Fund Class B Shares for purposes of determining the amount of their CDSC, if any. GST Fund Class B Shares purchased after the Effective Time of the Reorganization will be charged CDSCs according to the GST Fund CDSC schedule below.
Goldman Sachs Capital Growth Fund

CDSC as a
Percentage of
Dollar Amount
Year since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	None
      Class B Shares of a GST Fund will automatically convert into Class A Shares of the same GST Fund at the end of the calendar quarter that is eight years after the purchase date.
      A maximum purchase limitation of $100,000 in the aggregate normally applies to the purchase of Class B Shares of the GST Funds. Once the current value of an investor’s Class B Shares in the aggregate across all GST Fund is equal to $100,000, an investor will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause an investor’s holdings in Class B Shares to exceed $100,000 will be rejected.
      For more information on the circumstances when the Class B Share CDSC will be waived, see “CDSC Waivers — AXA Enterprise Fund and GST Fund — All Share Classes.”

D-9

      AXA Enterprise Fund Class C Shares. Class C Shares are sold at net asset value. A CDSC of 1% is imposed on redemptions of Class C Shares of the AXA Enterprise Fund within the first year after purchase. The holding period for purposes of determining the CDSC will continue to run after an exchange to Class C Shares of another AXA Enterprise Fund. The AXA Enterprise Fund will not accept single purchase orders for Class C Shares over $1,000,000.
      GST Fund Class C Shares. Class C Shares are sold at net asset value. There is no front-end sales charge imposed on Class C Shares of the GST Fund, however, a maximum CDSC of 1.00% is imposed in the event of redemptions within 12 months of purchase. No additional Class C Shares may be purchased by an investor either in an initial purchase or in subsequent purchases if the current market value of the shares owned and/or purchased is equal to or exceeds $1,000,000.
      For more information on the circumstances when the Class C Share CDSC will be waived, see “CDSC Waivers — AXA Enterprise Fund and GST Fund — All Share Classes.”
Redemption Fees
      The AXA Enterprise Fund charges a 2% redemption fee if you redeem or exchange shares of the fund after holding them one month or less. This fee is assessed and retained by the fund for the benefit of the remaining shareholders. If the short-term trading fee is $50 or less, it may not be assessed on a redemption or exchange; however, during the 30-day period following a purchase or exchange, the fund reserves the right to collect short-term trading fees relating to a series of transactions by a shareholder if, in the aggregate, the fees total more than $50. The AXA Enterprise Fund uses the “first in, first out” method to determine the shareholder’s holding period. Under this method, the date of redemption or exchange is compared with the earliest purchase date of shares held in the shareholder’s account. The AXA Enterprise Fund reserves the right to modify or discontinue the short-term trading fee at any time or from time to time.
      The AXA Enterprise Fund does not assess a redemption fee with respect to certain transactions. The following shares of the funds are not subject to the redemption fees:

1.	Shares purchased by the reinvestment of dividends or capital gain distributions;

2.	Shares redeemed or exchanged by the AXA Enterprise Allocation Funds or the portfolios of the Texas 529 qualified tuition savings plans;

3.	Shares redeemed or exchanged through a rebalancing, asset reallocation wrap fee, omnibus or other program approved by the Manager; and

4.	Shares redeemed by the AXA Enterprise Fund to cover various fees (e.g., account fees).
      Class A, Class B, Class C or Institutional Shares of the GST Fund issued on the closing date of the Reorganization to Enterprise Group shareholders in connection with the Reorganization will not be subject to a redemption fee.

D-10

Purchases, Redemptions and Exchanges of Shares

Purchase Policies
      The following chart compares existing purchase policies of the AXA Enterprise Fund and GST Fund:

	AXA Enterprise Fund:		GST Fund:
	Class A Shares		Class A Shares
	Class B Shares		Class B Shares
	Class C Shares		Class C Shares

Minimum Initial Investment	Individual Retail Accounts	$2,000	Regular Accounts	$1,000

	Individual Retirement Accounts (IRAs)	$ 250	Employer Sponsored Benefit Plans	$250

	Automatic Bank Draft Plan	$ 250	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$250

	Coverdell ESA	$ 250	Individual Retirement Accounts and Coverdell ESAs	$250

	Certain fee-based programs with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an Agreement	No minimum requirement	Automatic Investment Plan	$250

	Corporate Retirement Accounts such as 401(k) and 403(b) Plans	No minimum requirement

D-11

	AXA Enterprise Fund:		GST Fund:
	Class Y Shares		Institutional Shares

Minimum Initial Investment	Corporations, banks, saving institutions, trust companies, insurance companies, pension funds, employee benefit plans, professional firms, trusts, estates or educational, religious or charitable organizations	$1,000,000 in Class Y Shares	Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Investment companies registered under the 1940 Act	$1,000,000 in Class Y Shares	Section 401(k), profit sharing, money purchase pension, tax- sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Financial institution buyers	$1,000,000 in Class Y Shares	State, county, city or any instrumentality, department, authority or agency thereof	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Employees of AXA Financial or its subsidiaries or an immediate family member of such employee	Not subject to $1,000,000 minimum	Corporations with at least $100 million in assets or in outstanding publicly traded securities	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Wrap account clients of an eligible broker-dealer or a client of a fee-based planner that is unaffiliated with a broker-dealer	Not subject to $1,000,000 minimum	“Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

D-12

AXA Enterprise Fund:		GST Fund:
Class Y Shares		Institutional Shares

Present or former directors of the Enterprise Group or a spouse or minor child of any such trustee or any trust, IRA or retirement plan account for the benefit of any such person or relative or the estate of any such person or relative	Not subject to $1,000,000 minimum	Registered investment advisers investing for accounts for which they receive asset- based fees	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Qualified non-profit organizations, charitable trusts, foundations and endowments	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Individual investors	$10,000,000

		Accounts over which GSAM or its advisory affiliates have investment discretion	$10,000,000

		Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

D-13

	AXA Enterprise Fund:		GST Fund:
	Class A Shares		Class A Shares
	Class B Shares		Class B Shares
	Class C Shares		Class C Shares

Minimum Subsequent Investments	Individual Retail Accounts	$50	Regular Accounts	$50

	Individual Retirement Accounts (IRAs)	$50	Employer Sponsored Benefit Plans	None

	Automatic Bank Draft Plan	$50 (with a minimum initial investment of $250 through which a fund will, following the initial investment, deduct $50 or more on a monthly basis from the investor’s demand deposit account to invest directly in the funds Class A, B, C or Y Shares)	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$50

	Coverdell ESAs	$50	Individual Retirement Accounts and Coverdell ESAs	$50

	Accounts Established in a Wrap Program with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an Agreement	$50	Automatic Investment Plan	$50

	Corporate Retirement Accounts, such as 401(k) and 403(b)	No minimum requirement

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Minimum Subsequent Investments	None	None

D-14

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class C Shares
	Class C Shares	Class C Shares

Purchase Methods	Order through AXA by mailing or wiring payment to AXA Enterprise Shareholder Services; through ACH; through broker or other financial professional	Directly through GST by mail; by wire or through ACH; through an authorized dealer

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Purchase Methods	Order through AXA by mailing or wiring payment to AXA Enterprise Shareholder Services; through ACH; through broker or other financial professional	Order through GST by telephone, and either send payment by wire through The Northern Trust Company or by check to GST by mail; through an authorized financial institution

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Systematic/ Automatic Investment Plan	Yes (subject to $250 initial investment and $50 minimum subsequent investment)	Yes ($50 per month minimum)

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Systematic/ Automatic Investment Plan	Yes (subject to $250 initial investment and $50 minimum subsequent investment)	None

Redemption Procedures
      The following chart compares existing redemption procedures of the AXA Enterprise Fund and GST Fund.

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Request Made by Mail	Yes	Yes

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Request Made by Mail	Yes	Yes

D-15

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Request made by Telephone	Yes (If authorized this service)	Yes

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Request made by Telephone	Yes (If authorized this service)	Yes

	AXA Enterprise Fund	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Proceeds paid by Wire	Yes (If completed “Telephone Exchange Privilege and/or Telephone Redemption Privilege” and “Bank Account of Record” section on account application)	Yes

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Proceeds paid by Wire	Yes (If completed “Telephone Exchange Privilege and/or Telephone Redemption Privilege” and “Bank Account of Record” section on account application)	Yes

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account (except for individual IRA accounts) and withdrawals must be $100 or more	Yes, but withdrawals must be $50 or more

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but must have at least $5,000 in account (except for individual IRA accounts) and withdrawals must be $100 or more	No

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Proceeds paid by Check	Yes	Yes

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Proceeds paid by Check	Yes	Yes

D-16

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Check Writing Privileges	No	No

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Check Writing Privileges	No	No

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Involuntary Redemptions	No	Yes — If account balance drops below the required Fund minimum because of redemptions (60 days’ written notice provided)

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Involuntary Redemptions	No	No

Share Exchanges

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

By Mail	Yes	Yes

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

By Mail	Yes	Yes

D-17

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

By Telephone	Yes, if authorized this service	Yes, if the telephone exchange privilege on the account application was not declined

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

By Telephone	Yes, if authorized this service	Yes, if the telephone exchange privilege on the account application was elected

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

By Website	Yes	No

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

By Website	Yes	No

	AXA Enterprise Fund:	GST Fund:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares
	Class C Shares	Class C Shares

Minimum	If the exchange results in opening a new account, subject to applicable minimum investment requirements	If the exchange represents the initial investment, the amount must satisfy initial investment requirements

	AXA Enterprise Fund:	GST Fund:
	Class Y Shares	Institutional Shares

Minimum	If the exchange results in opening a new account, subject to applicable minimum investment requirements	If the exchange represents the initial investment, the amount must satisfy initial investment requirements
Pricing of Shares for the AXA Enterprise Fund and GST Fund
      The price per share (offering price) of the AXA Enterprise Fund and GST Fund will be the net asset value per share next calculated after receipt of your order in proper form plus, in case of Class A Shares, the applicable front-end sales charges.
      For processing purchase and redemption orders, the net asset value per share of each of the AXA Enterprise Fund and GST Fund is calculated each business day at the following time:

Time	AXA	GST Fund

4:00 p.m., Eastern Time	AXA Enterprise Fund	GST Fund
      The net asset value for the AXA Enterprise Fund and GST Fund shares is determined on any day that the NYSE is open.
Dividends and Other Distributions
      Dividends from investment company taxable income for AXA Enterprise Fund and GST Fund are declared and paid annually. Both the AXA Enterprise Fund and GST Fund make distribution of capital gains (if any) at least annually.

D-18

PART B
GOLDMAN SACHS TRUST
Goldman Sachs Capital Growth Fund

Statement of Additional Information
                    , 2007

Acquisition of substantially all of the assets and liabilities of:	By and in exchange for shares of:

AXA Enterprise Growth Fund	Goldman Sachs Capital Growth Fund
(a series of The Enterprise Group of Funds, Inc.)	(a series of Goldman Sachs Trust)
Atlanta Financial Center	71 South Wacker
3343 Peachtree Road	Suite 500
Atlanta, Georgia 30326	Chicago, Illinois 60600
     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated ___, 2007 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the AXA Enterprise Growth Fund of The Enterprise Group of Funds, Inc. which will be held on April 25, 2007. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.
General Information:
     This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of the AXA Enterprise Growth Fund by the Goldman Sachs Capital Growth Fund and the assumption by the Goldman Sachs Capital Growth Fund of substantially all of the liabilities of the AXA Enterprise Growth Fund. Such assets and liabilities of each AXA Enterprise Growth Fund are proposed to be exchanged for Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Goldman Sachs Capital Growth Fund having an aggregate value equal to the net asset value of the AXA Enterprise Growth Fund’s Class A Shares, Class B Shares, Class C Shares or Class Y Shares as of the Valuation Date. At the effective time of the reorganization, the Goldman Sachs Capital Growth Fund will distribute shares to each holder of the AXA Enterprise Growth Fund’s shares in an amount equal in value to the shareholder’s AXA Enterprise Growth Fund shares as of the effective time of the reorganization and the AXA Enterprise Growth Fund will completely liquidate (collectively, the “Reorganization”).
    Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:
(1)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Growth Fund (previously filed on EDGAR, Accession No. 0001193125-06-038893).

(2)	The audited financial statements and related report of the independent registered public accounting firm included in The Enterprise Group of Funds, Inc.’s Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Growth Fund (previously filed on EDGAR, Accession No. 0001193125-07-003752). No other parts of the Annual Report are incorporated herein by reference.

(3)	Statement of Additional Information dated December 29, 2006, as amended January 8, 2007, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs BRIC Fund and Goldman Sachs Concentrated Growth Fund (previously filed on EDGAR, Accession No. 0000950123-07-000202).

(4)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Capital Growth Fund (previously filed on EDGAR, Accession No. 0000950123-06-013824). No other parts of the Annual Report are incorporated herein by reference.

Pro Forma Financial Statements
     Under the Reorganization Agreement, the AXA Enterprise Growth Fund is proposed to be reorganized into the Goldman Sachs Capital Growth Fund. It is also proposed in a separate agreement and plan of reorganization that the AXA Enterprise Large Cap Growth Fund of the AXA Enterprise Funds Trust also be reorganized into the Goldman Sachs Capital Growth Fund. A separate combined proxy statement/prospectus is being mailed to the AXA Enterprise Large Cap Growth Fund shareholders.
     Shown below are unaudited pro forma financial statements for the combined Goldman Sachs Capital Growth Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated ___, 2007, had been consummated as of August 31, 2006.
     The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2006.
     The Pro Forma Combined Statements of Operations for the Goldman Sachs Capital Growth Fund are for the twelve-months ended August 31, 2006 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred September 1, 2005.
     The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on August 31, 2006. These pro forma numbers have been estimated in good faith based on information regarding the AXA Enterprise Growth Fund, AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund for the twelve month period ended August 31, 2006.
     The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the AXA Enterprise Growth Fund, AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2006. There are multiple pro forma financial statements for the combination of the AXA Enterprise Growth Fund, AXA Enterprise Large Cap Growth Fund and Goldman Sachs Capital Growth Fund because it is possible that (i) only the shareholders of the AXA Enterprise Growth Fund will approve the reorganization of their AXA Enterprise Fund with the Goldman Sachs Capital Growth Fund; (ii) only the shareholders of the AXA Enterprise Large Cap Growth Fund will approve the reorganization of their AXA Enterprise Fund with the Goldman Sachs Capital Growth Fund or (iii) both the shareholders of the AXA Enterprise Growth Fund and AXA Enterprise Large Cap Growth Fund will approve the reorganization of their AXA Enterprise Funds with the Goldman Sachs Capital Growth Fund. Therefore, pro forma financial statements for combined and individual combinations are shown.
     The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the Goldman Sachs Capital Growth Fund included in its Annual Report to Shareholders for the fiscal year ended August 31, 2006 which is incorporated herein by reference. The combination of the AXA Enterprise

Growth Fund and the Goldman Sachs Capital Growth Fund will be accounted for as a tax-free reorganization.

Pro Forma Combined Statement of Investments for the Goldman Sachs Capital Growth Fund and AXA Enterprise Group of Funds Growth Fund
August 31, 2006 (Unaudited)

Shares				Description	Value

	AXA Enterprise					AXA Enterprise
GS Capital	Group of Funds		Pro Forma		GS Capital	Group of Funds		Pro Forma
Growth Fund	Growth Fund	Adjustments	Combined Fund		Growth Fund	Growth Fund	Adjustments	Combined Fund

				Common Stocks - 99.1%
				Aerospace & Defense - 1.0%
$456,481	$—	$—	$456,481	United Technologies Corp.	$28,625,924	$—	$—	$28,625,924

				Apparel/Shoes - 0.2%
356,900	—	—	356,900	Chico’s FAS, Inc. *	6,581,236	—	—	6,581,236

				Audio & Visual Equipment - 0.8%
264,130	—	—	264,130	Harman International, Inc.	21,426,226	—	—	21,426,226

				Beverages - 4.8%
432,450	—	—	432,450	Fortune Brands, Inc.	31,395,870	—	—	31,395,870
696,250	901,400	—	1,597,650	PepsiCo, Inc.	45,451,200	58,843,392	—	104,294,592

					76,847,070	58,843,392	—	135,690,462

				Biotechnology - 5.3%
631,800	258,100	—	889,900	Amgen, Inc. *	42,918,174	17,532,733	—	60,450,907
223,700	530,600	—	754,300	Genentech, Inc. *	18,459,724	43,785,112	—	62,244,836
983,874	—	—	983,874	MedImmune, Inc. *	27,194,277	—	—	27,194,277

					88,572,175	61,317,845	—	149,890,020

				Commercial Services - 2.2%
416,431	—	—	416,431	Moody’s Corp.	25,477,249	—	—	25,477,249
686,572	—	—	686,572	The McGraw-Hill Companies, Inc.	38,386,240	—	—	38,386,240

					63,863,489	—	—	63,863,489

				Computer Hardware - 3.1%
—	373,100	—	373,100	Apple Computer Co., Inc. *	—	25,314,835	—	25,314,835
1,591,000	—	—	1,591,000	EMC Corp. *	18,535,150	—	—	18,535,150
—	1,233,100	—	1,233,100	Hewlet Packard, Inc.	—	45,082,136	—	45,082,136

					18,535,150	70,396,971	—	88,932,121

				Computer Services - 3.3%
205,700	—	—	205,700	CheckFree Corp. *	7,364,060	—	—	7,364,060
1,132,120	—	—	1,132,120	First Data Corp.	48,647,196	—	—	48,647,196
—	1,079,000	—	1,079,000	Paychex, Inc.	—	38,746,890	—	38,746,890

					56,011,256	38,746,890	—	94,758,146

				Computer Software - 3.7%
651,080	—	—	651,080	Electronic Arts, Inc. *	33,185,548	—	—	33,185,548
2,750,100	—	—	2,750,100	Microsoft Corp.	70,650,069	—	—	70,650,069

					103,835,617	—	—	103,835,617

				Drugs & Medicine - 1.9%
719,937	—	—	719,937	Pfizer, Inc.	19,841,464	—	—	19,841,464
922,300	—	—	922,300	Schering-Plough Corp.	19,322,185	—	—	19,322,185
302,400	—	—	302,400	Wyeth	14,726,880	—	—	14,726,880

					53,890,529	—	—	53,890,529

				Financials - 4.7%
36,900	—	—	36,900	Chicago Mercantile Exchange Holdings, Inc.	16,236,000	—	—	16,236,000
200,300	—	—	200,300	Franklin Resources, Inc.	19,711,523	—	—	19,711,523
169,800	—	—	169,800	Legg Mason, Inc.	15,495,948	—	—	15,495,948
205,900	316,400	—	522,300	Merrill Lynch, Inc.	15,139,827	23,264,892	—	38,404,719
293,900	—	—	293,900	Morgan Stanley	19,335,681	—	—	19,335,681
1,420,400	—	—	1,420,400	The Charles Schwab Corp.	23,166,724	—	—	23,166,724

					109,085,703	23,264,892	—	132,350,595

				Foods - 0.3%
133,550	—	—	133,550	The Hershey Co.	7,206,358	—	—	7,206,358

				Foods Retail - 2.2%
—	608,000	—	608,000	Costco Wholesale Corp.	—	28,448,320	—	28,448,320
—	662,200	—	662,200	Walgreens Co.	—	32,752,412	—	32,752,412

					—	61,200,732	—	61,200,732

				Health Care Services - 0.4%
266,490	—	—	266,490	Omnicare, Inc. (a)	12,074,662	—	—	12,074,662

				Hotels Restaurants & Leisure - 3.5%
341,610	—	—	341,610	Harrah’s Entertainment, Inc.	21,302,800	—	—	21,302,800
533,320	—	—	533,320	Marriott International, Inc.	20,084,831	—	—	20,084,831
—	665,300	—	665,300	McDonald’s Corp.	—	23,884,270	—	23,884,270
—	1,144,300	—	1,144,300	Starbucks Corp.	—	35,484,743	—	35,484,743

					41,387,631	59,369,013	—	100,756,644

				Household Products - 3.3%
—	622,900	—	622,900	Colgate-Palmolive Co.	—	37,286,794	—	37,286,794
—	929,644	—	929,644	Proctor & Gamble Co.	—	57,544,964	—	57,544,964

					—	94,831,758	—	94,831,758

				House Wares - 0.3%
265,200	—	—	265,200	Williams-Sonoma, Inc.	7,812,792	—	—	7,812,792

				Industrial Conglomerates - 2.1%
—	1,280,000	—	1,280,000	General Electric Co.	—	43,596,800	—	43,596,800
—	239,700	—	239,700	3M Company, Inc.	—	17,186,490	—	17,186,490

					—	60,783,290	—	60,783,290

				Insurance - 1.0%
—	459,500	—	459,500	American International Group	—	29,325,290	—	29,325,290

				Internet & Online - 4.9%
135,108	101,200	—	236,308	Google, Inc. *	51,142,431	38,307,236	—	89,449,667
1,757,900	—	—	1,757,900	Yahool, Inc. *	50,662,678	—	—	50,662,678

					101,805,109	38,307,236	—	140,112,345

				Machinery - 0.7%
—	281,400	—	281,400	Caterpillar, Inc.	—	18,670,890	—	18,670,890

				Manufacturing - 0.8%
423,800	—	—	423,800	Rockwell Automation, Inc.	23,893,844	—	—	23,893,844

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value

	AXA Enterprise					AXA Enterprise
GS Capital	Group of Funds		Pro Forma		GS Capital	Group of Funds		Pro Forma
Growth Fund	Growth Fund	Adjustments	Combined Fund		Growth Fund	Growth Fund	Adjustments	Combined Fund

				Media - 0.8%
$—	$203,800	$—	$203,800	McGraw Hill Companies, Inc.	$—	$11,394,458	$—	$11,394,458
—	124,500	—	124,500	Omnicom Group, Inc.	—	10,883,790	—	10,883,790

					—	22,278,248	—	22,278,248

				Medical Products - 5.3%
132,830	—	—	132,830	Fisher Scientific International, Inc. *	10,391,291	—	—	10,391,291
666,000	254,200	—	920,200	Medtronic, Inc.	31,235,400	11,921,980	—	43,157,380
491,368	—	—	491,368	St. Jude Medical, Inc.	17,890,709	—	—	17,890,709
340,385	829,200	—	1,169,585	Stryker Corp.	16,348,691	39,826,476	—	56,175,167
353,363	—	—	353,363	Zimmer Holdings, Inc. *	24,028,684	—	—	24,028,684

					99,894,775	51,748,456	—	151,643,231

				Medical Supplies - 0.3%
217,176	—	—	217,176	Charles River Laboratories	8,826,033	—	—	8,826,033

				Movies & Entertainment - 0.6%
442,965	—	—	442,965	Viacom, Inc. Class B *	16,079,630	—	—	16,079,630

				Multiline Retail - 0.8%
—	375,700	—	375,700	Kohl’s Corp.	—	23,485,007	—	23,485,007

				Networking/Telecommunications Equipment - 4.1%
2,116,175	—	—	2,116,175	Cisco System, Inc. *	46,534,688	—	—	46,534,688
804,300	—	—	804,300	Motorola, Inc.	18,804,534	—	—	18,804,534
155,144	471,300	—	626,444	Research In Motion Ltd. *	12,799,380	38,882,250	—	51,681,630

					78,138,602	38,882,250	—	117,020,852

				Oil & Gas - 6.3%
708,910	—	—	708,910	Canadian Natural Resources Ltd.	37,281,577	—	—	37,281,577
1,094,800	—	—	1,094,800	Chesapeake Energy Corp. (a)	34,562,836	—	—	34,562,836
—	880,600	—	880,600	Occidental Petroleum, Inc.	—	44,901,794	—	44,901,794
301,100	—	—	301,100	Quicksilver Resources, Inc. * (a)	11,327,382	—	—	11,327,382
667,310	—	—	667,310	Suncor Energy, Inc. (a)	51,769,910	—	—	51,769,910

					134,941,705	44,901,794	—	179,843,499

				Oil Well Services & Equipment - 8.6%
645,510	436,000	—	1,081,510	Baker Hughes, Inc.	45,947,402	31,034,480	—	76,981,882
216,100	—	—	216,100	Grant Pride co, Inc. *	8,974,633	—	—	8,974,633
—	1,508,300	—	1,508,300	Halliburton Co.	—	49,200,746	—	49,200,746
683,448	839,200	—	1,522,648	Schlumberger Ltd. (a)	41,895,362	51,442,960	—	93,338,322
392,200	—	—	392,200	Weatherford International Ltd. *	16,864,600	—	—	16,864,600

					113,681,997	131,678,186	—	245,360,183

				Personal Products - 0.5%
—	398,700	—	398,700	Estee Lauder Companies	—	14,696,082	—	14,696,082

				Pharmaceuticals - 1.3%
—	664,400	—	664,400	Lilly & Co., Inc.	—	37,159,892	—	37,159,892

				Pharmacy Benefit Manager - 2.7%
411,873	648,700	—	1,060,573	Caremark Rx, Inc.	23,863,922	37,585,678	—	61,449,600
256,100	—	—	256,100	Medco Health Solutions, Inc. *	16,229,057	—	—	16,229,057

					40,092,979	37,585,678	—	77,678,657

				Producer Goods - 0.4%
187,770	—	—	187,770	W.W. Grainger, Inc.	12,543,036	—	—	12,543,036

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value

	AXA Enterprise					AXA Enterprise
GS Capital	Group of Funds		Pro Forma		GS Capital	Group of Funds		Pro Forma
Growth Fund	Growth Fund	Adjustments	Combined Fund		Growth Fund	Growth Fund	Adjustments	Combined Fund

				Publishing - 0.6%
$346,612	$—	$—	$346,612	Lamar Advertising Co. *	$18,127,808	$—	$—	$18,127,808

				Retailing - 3.7%
1,195,800	—	—	1,195,800	Lowe’s Companies Co. *	32,358,348	—	—	32,358,348
721,100	—	—	721,100	Target Corp.	34,894,029	—	—	34,894,029
863,970	—	—	863,970	Wal-Mart Stores, Inc.	38,636,738	—	—	38,636,738

					105,889,115	—	—	105,889,115

				Semiconductors - 4.0%
527,860	—	—	527,860	Intel Corp.	10,314,384	—	—	10,314,384
1,133,848	—	—	1,133,848	Linear Technology Corp.	38,562,171	—	—	38,562,171
983,590	719,400	—	1,702,990	QUALCOMM, Inc.	37,051,835	27,099,798	—	64,151,633

					85,928,390	27,099,798	—	113,028,188

				Specialty Finance-5.7%
497,030	689,588	—	1,186,618	American Express Co.	26,113,956	36,230,954	—	62,344,910
352,743	—	—	352,743	Fannie Mae	18,571,919	—	—	18,571,919
1,298,100	—	—	1,298,100	Freddie Mac	82,559,160	—	—	82,559,160

					127,245,035	36,230,954	—	163,475,989

				Technology Services-0.4%
177,140	—	—	177,140	Cognizant Technology Solutions Corp. *	12,383,857	—	—	12,383,857

				Telecommunications - 2.2%
1,264,800	—	—	1,264,800	American Tower Corp. *	45,355,728	—	—	45,355,728
333,765	—	—	333,765	Crown Castle International Corp. *	11,468,165	—	—	11,468,165
224,900	—	—	224,900	NeuStar, Inc. *	6,346,678	—	—	6,346,678

					63,170,571	—	—	63,170,571

				TOTAL COMMON STOCKS (Cost $1,412,295,904, $985,441,929, $0 and $2,397,737,833 respectively)	$1,738,398,304	$1,080,804,543	$—	$2,819,202,847

Principal Amount				Interest Rate Maturity Date	Value

				Time Deposits - 1.1%
	6,105,699		31,435,295	JP Morgan Chase Nassau	—	31,435,295	—	31,435,295

				TOTAL Time Deposits (Cost $0, $31,435,29574, $0 and $31,435,295 respectively)	$—	$31,435,295	$—	$31,435,295

2,900,000	—	$—	$2,900,000	Repurchase Agreement (b) - 0.1% Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $2,900,425 (Cost $2,900,000, $0, $0 and $2,900,000
				respectively)	$2,900,000	$—	$—	$2,900,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $1,415,195,904, $1,016,877,225, $0 and $2,432,073,129 respectively)	$1,741,298,304	$1,112,239,838	$—	$2,853,538,142

Shares				Description	Value

				Securities Lending Collateral - 5.4%
—	71,791,736	—	71,791,736	Cantor Fitzgerald Securities Repurchase Agreement	—	71,791,736	—	71,791,736
80,977,750	—	—	80,977,750	Boston Global Investment Trust - Enhanced
				Portfolio	$80,977,750	—	—	$80,977,750
				TOTAL SECURITIES LENDING COLLATERAL (Cost $80,977,750, $0, $0 and $80,977,750 respectively)	$80,977,750	$71,791,736	$—	$152,769,486

				TOTAL INVESTMENTS (Cost $1,496,173,654, $1,088,668,961, $0 and $2,729,201,850 respectively) - 105.7%	$1,822,276,054	$1,184,031,574	$—	$3,006,307,628

				OTHER ASSETS IN EXCESS OF LIABILITIES/(LIABILITIES IN EXCESS OF OTHER ASSETS) - 5.7%	$(85,175,523)	$(77,116,561)	$—	$(162,292,085)
				NET ASSETS - 100.0%	$1,737,100,531	$1,106,915,013	$—	$2,844,015,543

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2006.
The accompanying notes are an integral part of these pro forma financial statement.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Capital Growth Fund and the AXA Enterprise Group of Funds Growth Fund
August 31, 2006 (Unaudited)

	Goldman Sachs		AXA Enterprise
	Capital Growth		Group of Funds			Pro Forma
	Fund		Growth Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,415,195,904, $985,441,929, $0, and $2,400,637,833, respectively) — (including $78,901,761, $0, $0 and $78,901,761 of securities on loan, respectively)	$1,741,298,304		$1,080,804,543	$—		$2,822,102,847
Investments in short term securities, at value (cost $0, $31,435,295, $0 and $$31,435,295, respectively)	—		31,435,295	—		31,435,295
Securities Lending collateral, at value (cost $80,977,750, $71,791,736, $0 and $152,769,486, respectively)	80,977,750		71,791,736	—		152,769,486
Cash	68,764	(a)	—	—		68,764
Receivables:
Fund shares sold	1,187,281		277,405	—		1,464,686
Dividends and interest, at value	1,608,019		1,012,778	—		2,620,797
Reimbursement from adviser	59,167		—	—		59,167
Securities lending income	3,726		—	—		3,726
Other assets	10,384		283,940	—		294,324

Total assets	1,825,213,395		1,185,605,697	—		3,010,819,092

Liabilities:
Payables:
Investment securities purchased			1,080,626	—		1,080,626
Payable upon return of securities loaned	80,977,750		71,791,736	—		152,769,486
Fund shares repurchased	4,685,996		1,627,698	—		6,313,694
Amounts owed to affiliates	2,058,341		—	—		2,058,341
Bank Overdraft	—		2,245,496	—		2,245,496
Accrued expenses	390,777		1,945,128	—		2,335,905

Total liabilities	88,112,864		78,690,684	—		166,803,548

Net Assets:
Paid-in capital	1,649,606,492		1,123,650,472	—		2,773,256,964
Accumulated undistributed net investment income (loss)	1,637,581		(4,270,641)	—		(2,633,060)
Accumulated net realized gain (loss) on investments	(240,245,942)		(107,827,432)	—		(348,073,374)
Net unrealized gain on investments	326,102,400		95,362,614	—		421,465,014

Net Assets	$1,737,100,531		$1,106,915,013	$—		$2,844,015,544

Net Assets:
Class A	$1,289,842,758		$709,067,653	$—		$1,998,910,411
Class B	96,105,662		220,297,564	—		316,403,226
Class C	68,527,926		132,175,945	—		200,703,871
Institutional/Class Y	272,294,602		45,373,851	—		317,668,453
Service/Class P	10,329,583		—	—		10,329,583

Shares Outstanding:
Class A	62,543,451		41,199,510	(6,817,383	)(b)	$96,925,578
Class B	5,051,445		13,712,398	(2,133,257	)(b)	16,630,586
Class C	3,608,130		8,112,788	(1,153,465	)(b)	10,567,453
Institutional/Class Y	12,820,835		2,499,079	(362,677	)(b)	14,957,237
Service/Class P	506,824		—	—		506,824

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	84,530,685		65,523,775	(10,466,781	)(b)	139,587,679

Net assets value, offering and redemption price per share:(c)
Class A	$20.62		17.21	$—		$20.62
Class B	19.03		16.07	—		19.03
Class C	18.99		16.29	—		18.99
Institutional/Class Y	21.24		18.16	—		21.24
Service/Class P	20.38		—	—		20.38

(b)	Adjustment to reflect proceeds on investments that do not meet Capital Growth Fund’s investment criteria and are assumed to be sold at 8/31/06.

(b)	Adjustment to reflect reduction of shares based on Capital Growth Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares is $21.82, $18.07, $0 and $21.82 for the Capital Growth Fund, the AXA Enterprise Group of Funds Growth Fund, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Capital Growth Fund and the AXA Enterprise Group of Funds Growth Fund
For year ended August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise
	Capital Growth	Group of Funds			Pro Forma
	Fund	Growth Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign withholding tax of $52,081, $0, $0, and $52,081, respectively)	$17,706,466	$14,712,594	$—		$32,419,060
Interest (including securities lending income of $108,912, $30,664, $0 and $139,576, respectively)	519,571	2,174,215	—		2,693,786

Total income	18,226,037	16,886,809	—		35,112,846

Expenses:
Management fees	17,686,134	9,435,220	1,059,734	(a)	28,181,088
Administrative fees	—	712,527	(712,527)	(b)	—
Distribution and service fees	5,447,811	7,968,423	(1,630,524)	(b)	11,785,710
Transfer agent fees	3,092,359	3,562,633	(1,177,345)	(b)	5,477,647
Custody and accounting fees	260,626	(42,719)	151,869	(b)	369,776
Printing fees	94,677	447,321	(414,279)	(b)	127,719
Registration fees	120,003	102,819	(60,938)	(b)	161,884
Audit fees	61,542	40,134	(33,980)	(b)	67,696
Legal fees	17,898	227,598	(224,018)	(b)	21,478
Trustee fees	15,230	241,129	(241,129)	(b)	15,230
Service share fees	51,590	—	—	(b)	51,590
Other	237,962	564,930	(440,357)	(b)	362,535

Total expenses	27,085,831	23,260,015	(3,723,494)		46,622,352
Less — expense reductions	(806,389)	(583,200)	1,386,256	(c)	(3,333)

Net Expenses	26,279,442	22,676,815	(2,337,238)		46,619,019

Net Investment Income (loss)	(8,053,405)	(5,790,006)	2,337,238		(11,506,173)

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions (including commissions recapture of $290,115, $0, $175,063 and $465,178, respectively	120,202,002	90,132,599	175,063		210,509,664
Investments	(58,053,651)	(91,750,378)	—		(149,804,029)

Net realized and unrealized gain on investment and futures transactions	62,148,351	(1,617,779)	175,063		60,705,635

Net Increase in Net Assets Resulting from Operations	$54,094,946	$(7,407,785)	$2,512,301		$49,199,462

(a)	Adjustment to reduce management fee based on Capital Growth Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Capital Growth Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Capital Growth Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Act as an open-end management investment company. EGF currently has 2 active Funds, including the Growth Fund (the “Enterprise Group Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Enterprise Group Portfolio will be combined with Class A of the Fund, Class B of the Enterprise Group Portfolio will be combined with Class B of the Fund, Class C of the Enterprise Group Portfolio will be combined with Class C of the Fund and Class Y of the Enterprise Group Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Enterprise Group Portfolio into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Enterprise Group Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Enterprise Group Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Enterprise Group Portfolio. The Enterprise Group Portfolio will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional
Shares Issued	34,382,127	11,579,141	6,959,323	2,136,402
Net Assets 08/31/2006	$709,067,653	$220,297,564	$132,175,945	$45,373,851
Pro Forma Net Asset Value 08/31/2006	$20.62	$19.03	$18.99	$21.24
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
      Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
      Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
      In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
      The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	The Enterprise Group Portfolio	Capital Growth Fund
Expiring 2010	$30,354	$—
Expiring 2011	60,741	222,589

Total	$91,095	$222,589

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.
E. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds,

2

dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
      The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
      Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
H. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
      GSAM currently receives a Management Fee on a contractual basis at the following rates:

Average Daily Net Assets	Annual Rate
First $1 Billion	1.00%
Next $1 Billion	0.90%
Over $2 Billion	0.80%

      GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
      The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman

3

Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
      Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $180,700, $1,000, and $100 for Class A, Class B, and Class C Shares, respectively.
      Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
      The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
      For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $0, $734,000, $3,000, and $69,000 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, and Transfer Agent Fee Reduction, respectively. The Enterprise Group Portfolio’s expense reductions were approximately, $408,000, $175,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
      At August 31, 2006, amounts owed to affiliates by the Fund were approximately $1,404,000, $411,000, and $243,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Enterprise Group Portfolio were approximately $0.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
      Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $18,394 in fees as securities lending agent. A portion of this amount, $4,166, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $78,901,761 collateralized by cash in the amount of $80,977,750. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

Pro Forma Combined Statement of Investments for the Goldman Sachs Capital Growth Fund and AXA Enterprise Group of Funds Growth Fund and AXA Enterprise Large Cap Growth Fund
August 31, 2006 (Unaudited)

Shares					Description

	AXA			Pro		GS	AXA			Pro
GS	Enterprise Group	AXA Enterprise		Forma		Capital	Enterprise Group	AXA Enterprise		Forma
Capital	of Funds	Large Cap		Combined		Growth	of Funds	Large Cap		Combined
Growth Fund	Growth Fund	Growth Fund	Adjustments	Fund		Fund	Growth Fund	Growth Fund	Adjustments	Fund

					Common Stocks - 99.1%
					Aerospace & Defense - 1.0%
$ —	$—	$22,200	$—	$22,200	Boeing Co., Inc.	$—	$—	$1,662,780	$—	$1,662,780
456,481	—		—	456,481	United Technologies Corp.	28,625,924	—	—	—	28,625,924

						28,625,924	—	1,662,780	—	30,288,704

					Airlines - 0.0%
—	—	33,800	—	33,800	US Airways Group *	—	—	1,428,050	—	1,428,050

					Apparel/Shoes - 0.2%
356,900	—	—	—	356,900	Chico’s FAS, Inc. *	6,581,236	—	—	—	6,581,236

					Audio & Visual Equipment - 0.7%
264,130	—	—	—	264,130	Harman International, Inc.	21,426,226	—	—	—	21,426,226

					Beverages - 4.6%
432,450	—	—	—	432,450	Fortune Brands, Inc.	31,395,870	—	—	—	31,395,870
696,250	901,400	—	—	1,597,650	PepsiCo, Inc.	45,451,200	58,843,392	—	—	104,294,592

						76,847,070	58,843,392	—	—	135,690,462

					Biotechnology - 5.2%
631,800	258,100	24,000	—	913,900	Amgen, Inc. *	42,918,174	17,532,733	1,630,320	—	62,081,227
223,700	530,600	—	—	754,300	Genentech, Inc. *	18,459,724	43,785,112	—	—	62,244,836
983,874	—	—	—	983,874	Med Immune, Inc. *	27,194,277	—	—	—	27,194,277

						88,572,175	61,317,845	1,630,320	—	151,520,340

					Chemicals - 0.1%
—	—	47,500	—	47,500	Monsanto Co.	—	—	2,253,400	—	2,253,400

					Commercial Banks - 0.0%
—	—	42,700	—	42,700	Commerce Bancorp, Inc.	—	—	1,422,337	—	1,422,337

					Commercial Services - 2.2%
416,431	—	—	—	416,431	Moody’s Corp.	25,477,249	—	—	—	25,477,249
686,572	—	—	—	686,572	The McGraw-Hill Companies, Inc.	38,386,240	—	—	—	38,386,240

						63,863,489	—	—	—	63,863,489

					Computer Hardware - 3.2%
—	373,100	25,300	—	398,400	Apple Computer Co., Inc. *	—	25,314,835	1,716,605	—	27,031,440
1,591,000	—	—	—	1,591,000	EMC Corp. *	18,535,150	—	—	—	18,535,150
—	1,233,100		—	1,233,100	Hewlet Packard, Inc.	—	45,082,136	—	—	45,082,136
—	—	67,200	—	67,200	SanDisk Corp. *	—	—	3,959,424	—	3,959,424

						18,535,150	70,396,971	5,676,029	—	94,608,150

					Computer Services - 3.2%
205,700	—	—	—	205,700	Check Free Corp. *	7,364,060	—	—	—	7,364,060
1,132,120	—	—	—	1,132,120	First Data Corp.	48,647,196	—	—	—	48,647,196
—	1,079,000	—	—	1,079,000	Paychex, Inc.	—	38,746,890	—	—	38,746,890

						56,011,256	38,746,890	—	—	94,758,146

					Computer Software - 4.0%
651,080	—	147,400	—	798,480	Electronic Arts, Inc. *	33,185,548	—	7,512,978	—	40,698,526
2,750,100	—	201,100	—	2,951,200	Microsoft Corp.	70,650,069	—	5,166,259	—	75,816,328

						103,835,617	—	12,679,237	—	116,514,854

					Drugs & Medicine - 1.8%
719,937	—	—	—	719,937	Pfizer, Inc.	19,841,464	—	—	—	19,841,464
922,300	—	—	—	922,300	Schering-Plough Corp.	19,322,185	—	—	—	19,322,185
302,400	—	—	—	302,400	Wyeth	14,726,880	—	—	—	14,726,880

						53,890,529	—	—	—	53,890,529

					Financials - 4.5%
36,900	—	—	—	36,900	Chicago Mercantile Exchange Holdings, Inc.	16,236,000	—	—	—	16,236,000
200,300	—	—	—	200,300	Franklin Resources, Inc.	19,711,523	—	—	—	19,711,523
169,800	—	—	—	169,800	Legg Mason, Inc.	15,495,948	—	—	—	15,495,948
205,900	316,400	—	—	522,300	Merrill Lynch, Inc.	15,139,827	23,264,892	—	—	38,404,719
293,900	—	—	—	293,900	Morgan Stanley	19,335,681	—	—	—	19,335,681
1,420,400	—	—	—	1,420,400	The Charles Schwab Corp.	23,166,724	—	—	—	23,166,724

						109,085,703	23,264,892	—	—	132,350,595

					Foods - 0.2%
133,550	—	—	—	133,550	The Hershey Co.	7,206,358	—	—	—	7,206,358

					Foods Retail - 2.2%
—	608,000	—	—	608,000	Costco Wholesale Corp.		28,448,320	—	—	28,448,320
—	—	83,000	—	83,000	CVS Corp.	—	—	2,784,650	—	2,784,650
—	662,200	—	—	662,200	Wallgreen Co.	—	32,752,412	—	—	32,752,412

						—	61,200,732	2,784,650	—	63,985,382

					Health Care Services - 0.5%
—	—	47,500	—	47,500	Cardinal Health, inc.	—	—	3,202,450	—	3,202,450
266,490	—	—	—	266,490	Omnicare, Inc. (a)	12,074,662	—	—	—	12,074,662

						12,074,662	—	3,202,450	—	15,277,112

					Hotels Restaurants & Leisure - 3.5%
341,610	—	—	—	341,610	Harrah’s Entertainment, Inc.	21,302,800	—	—	—	21,302,800
533,320	—	—	—	533,320	Marriott International, Inc.	20,084,831	—	—	—	20,084,831
—	665,300	—	—	665,300	McDonald’s Corp.	—	23,884,270	—	—	23,884,270
—	1,144,300	—	—	1,144,300	Starbucks Corp.	—	35,484,743	—	—	35,484,743
—	—	46,500	—	46,500	Starwoods Hotels and Resorts	—	—	2,476,590	—	2,476,590

						41,387,631	59,369,013	2,476,590	—	103,233,234

					Household Products - 3.3%
—	622,900	—	—	622,900	Colgate-Palmolive Co.	—	37,286,794	—	—	37,286,794
—	929,644	43,200	—	972,844	Proctor & Gamble Co.	—	57,544,964	2,674,080	—	60,219,044

						—	94,831,758	2,674,080	—	97,505,838

					Housewares - 0.3%
265,200	—	—	—	265,200	Williams-Sonoma, Inc.	7,812,792	—	—	—	7,812,792

					Industrial Conglomerates - 2.2%
—	1,280,000	71,600	—	1,351,600	General Electric Co.	—	43,596,800	2,438,696	—	46,035,496
—	239,700	—	—	239,700	3M Company, Inc.	—	17,186,490	—	—	17,186,490

						—	60,783,290	2,438,696	—	63,221,986

					Insurance - 1.0%
—	459,500	—	—	459,500	American International Group	—	29,325,290	—	—	29,325,290

					Internet & Online - 5.0%
—	—	81,100	—	81,100	Akamai Technologies Co. *	—	—	3,179,120	—	3,179,120
135,108	101,200	9,300	—	245,608	Google, Inc. *	51,142,431	38,307,236	3,520,329	—	92,969,996
1,757,900	—	—	—	1,757,900	Yahoo!, Inc. *	50,662,678	—	—	—	50,662,678

						101,805,109	38,307,236	6,699,449	—	146,811,794

					Machinery - 0.6%
—	281,400	—	—	281,400	Caterpillar, Inc.	—	18,670,890	—	—	18,670,890

					Manufacturing - 0.8%
423,800	—	—	—	423,800	Rockwell Automation, Inc.	23,893,844	—	—	—	23,893,844

					Media - 0.8%
—	203,800	—	—	203,800	McGraw Hill Companies, Inc.	—	11,394,458	—	—	11,394,458
—	124,500	—	—	124,500	Omnicom Group, Inc.	—	10,883,790	—	—	10,883,790

						—	22,278,248	—	—	22,278,248

The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description

	AXA Enterprise	AXA Enterprise		Pro Forma			AXA Enterprise	AXA Enterprise		Pro Forma
GS Capital	Group of Funds	Large Cap		Combined		GS Capital	Group of Funds	Large Cap		Combined
Growth Fund	Growth Fund	Growth Fund	Adjustments	Fund		Growth Fund	Growth Fund	Growth Fund	Adjustments	Fund

					Medical Products - 5.3%
$ 132,830	$—	$—	$—	$132,830	Fisher Scientific International, Inc. *	$10,391,291	$—	$—	$—	$10,391,291
666,000	254,200	—	—	920,200	Medtronic, Inc.	31,235,400	11,921,980	—	—	43,157,380
491,368	—	87,200	—	578,568	St. Jude Medical, Inc. *	17,890,709	—	3,174,952	—	21,065,661
340,385	829,200	—	—	1,169,585	Stryker Corp.	16,348,691	39,826,476	—	—	56,175,167
353,363	—	—	—	353,363	Zimmer Holdings, Inc. *	24,028,684	—	—	—	24,028,684

						99,894,775	51,748,456	3,174,952	—	154,818,183

					Medical Supplies - 0.3%
217,176	—	—	—	217,176	Charles River Laboratories	8,826,033	—	—	—	8,826,033

					Movies & Entertainment - 0.5%
442,965	—	—	—	442,965	Viacom, Inc. Class B *	16,079,630	—	—	—	16,079,630

					Multiline Retail - 1.0%
—	375,700	29,200	—	404,900	Kohl’s Corp. *	—	23,485,007	1,825,292	—	25,310,299
—	—	17,900	—	17,900	Sear Holding Corp. *	—	—	2,579,569	—	2,579,569

						—	23,485,007	4,404,861	—	27,889,868

					Networking/Telecommunications Equipment - 4.1%
2,116,175	—	—	—	2,116,175	Cisco System, Inc. *	46,534,688	—	—	—	46,534,688
—	—	102,500	—	102,500	Corning Inc. *	—	—	2,279,600	—	2,279,600
804,300	—	—	—	804,300	Motorola, Inc	18,804,534	—	—	—	18,804,534
155,144	471,300	—	—	626,444	Research In Motion Ltd. *	12,799,380	38,882,250	—	—	51,681,630

						78,138,602	38,882,250	2,279,600	—	119,300,452

					Oil & Gas - 6.2%
708,910	—	—	—	708,910	Canadian Natural Resources Ltd.	37,281,577	—	—	—	37,281,577
1,094,800	—	—	—	1,094,800	Chesapeake Energy Corp. (a)	34,562,836	—	—	—	34,562,836
—	880,600	—	—	880,600	Occidental Petroleum, Inc.	—	44,901,794	—	—	44,901,794
301,100	—	—	—	301,100	Quicksilver Resources, Inc. * (a)	11,327,382	—	—	—	11,327,382
667,310	—	—	—	667,310	Suncor Energy, Inc. (a)	51,769,910	—	—	—	51,769,910

						134,941,705	44,901,794		—	179,843,499

					Oil Well Services & Equipment - 8.4%
645,510	436,000	—	—	1,081,510	Baker Hughes, Inc.	45,947,402	31,034,480	—	—	76,981,882
216,100	—	—	—	216,100	Grant Pride co, Inc. *	8,974,633	—	—	—	8,974,633
—	1,508,300	—	—	1,508,300	Halliburton Co.	—	49,200,746	—	—	49,200,746
683,448	839,200	—	—	1,522,648	Schlumberger Ltd. (a)	41,895,362	51,442,960	—	—	93,338,322
392,200	—	—	—	392,200	Weatherford International Ltd. *	16,864,600	—	—	—	16,864,600

						113,681,997	131,678,186	—	—	245,360,183

					Personal Products - 0.5%
—	398,700	—	—	398,700	Estee Lauder Companies	—	14,696,082	—	—	14,696,082

					Pharmaceuticals - 1.3%
—	—	16,700	—	16,700	Allergen Inc.	—	—	1,913,152	—	1,913,152
—	664,400	—	—	664,400	Lilly & Co., Inc.	—	37,159,892	—	—	37,159,892

						—	37,159,892	1,913,152	—	39,073,044

					Pharmacy Benefit Manager - 2.8%
411,873	648,700	—	—	1,060,573	Caremark Rx, Inc.	23,863,922	37,585,678	—	—	61,449,600
256,100	—	50,200	—	306,300	Medco Health Solutions, Inc. *	16,229,057	—	3,181,174	—	19,410,231

						40,092,979	37,585,678	3,181,174	—	80,859,831

					Producer Goods - 0.4%
187,770	—	—	—	187,770	W.W. Grainger, Inc.	12,543,036	—	—	—	12,543,036

The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description

GS Capital Growth Fund	AXA Enterprise Group of Funds Growth Fund	AXA Large Cap Enterprise Growth Fund	Adjustments	Pro Forma Combined Fund		GS Capital Growth Fund	AXA Enterprise Group of Funds Growth Fund	AXA Enterprise Large Cap Growth Fund	Adjustments	Pro Forma Combined Fund

					Publishing - 0.6%
$346,612	$—	$—	$—	$346,612	Lamar Advertising Co. *	$18,127,808	$—	$—	$—	$18,127,808

					Retailing - 3.7%
1,195,800	—	—	—	1,195,800	Lowe’s Companies Co. *	32,358,348	—	—	—	32,358,348
721,100	—	—	—	721,100	Target Corp.	34,894,029	—	—	—	34,894,029
—	—	94,700	—	94,700	Urban Outfitters, Inc. *		—	1,485,843	—	1,485,843
863,970	—	—	—	863,970	Wal-Mart Stores, Inc.	38,636,738	—	—	—	38,636,738

						105,889,115	—	1,485,843	—	107,374,958

					Road & Rail - 0.0%
—	—	17,700	—	17,700	Union Pacific Corp.	—	—	1,422,195	—	1,422,195

					Semiconductors - 4.1%
527,860	—	—	—	527,860	Intel Corp.	10,314,384	—	—	—	10,314,384
1,133,848	—	—	—	1,133,848	Linear Technology Corp.	38,562,171	—	—	—	38,562,171
—	—	90,900	—	90,900	National Semiconductor	—	—	2,207,961	—	2,207,961
983,590	719,400	132,400	—	1,835,390	QUALCOMM, Inc.	37,051,835	27,099,798	4,987,508	—	69,139,141

						85,928,390	27,099,798	7,195,469	—	120,223,657

					Specialty Finance - 5.7%
497,030	689,588	70,200	—	1,256,818	American Express Co.	26,113,956	36,230,954	3,688,308	—	66,033,218
352,743	—	—	—	352,743	Fannie Mae	18,571,919	—	—	—	18,571,919
1,298,100	—	—	—	1,298,100	Freddie Mac	82,559,160	—	—	—	82,559,160

						127,245,035	36,230,954	3,688,308	—	167,164,297

					Technology Services - 0.4%
177,140	—	—	—	177,140	Cognizant Technology Solutions Corp. *	12,383,857	—	—	—	12,383,857

					Telecommunications - 2.2%
1,264,800	—	—	—	1,264,800	American Tower Corp. *	45,355,728	—	—	—	45,355,728
333,765	—	—	—	333,765	Crown Castle International Corp. *	11,468,165	—	—	—	11,468,165
224,900	—	—	—	224,900	NeuStar, Inc. *	6,346,678	—	—	—	6,346,678

						63,170,571	—	—	—	63,170,571

					Tobacco
—	—	31,400	—	31,400	Altria Group, Inc.	—	—	2,622,842	—	2,622,842

					(Cost $1,412,295,904, $78,405,137, $985,441,929, $0 and $2,476,142,970 respectively)	$1,738,398,304	$1,080,804,543	$78,396,464	$—	$2,897,599,311

Principal Amount					Interest Rate Maturity Date	Value

					Time Deposits - 1.1%
—	31,435,295	1,341,542	—	32,776,837	JP Morgan Chase Nassau	—	31,435,295	1,341,542		32,776,837

					TOTAL Time Deposits (Cost $0, $1,341,542, $31,435,295, $0 and $32,776,837 respectively)	—	31,435,295	1,341,542	—	32,776,837

					Repurchase Agreement (b) - 0.1%
2,900,000	—	—	—	2,900,000	Joint Repurchase Agreement Account II 5.28% 09/01/2006 Maturity Value $2,900,425 (Cost $2,900,000, $0, $0, $0 and $2,900,000 respectively)	2,900,000	—	—	—	2,900,000

					TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
					(Cost $1,415,195,904, $79,746,679, $1,016,877,225, $0 and $2,511,811,135 respectively)	1,741,298,304	1,112,239,838	79,738,006	—	2,933,276,148

Shares/Principal					Description	Value

					Securities Lending Collateral - 5.4%
—	71,791,736	—	—	71,791,736	Cantor Fitzgerald Securities Repurchase Agreement	—	71,791,736	—	—	71,791,736
—	—	4,271,093	—	4,271,093	Bank of America Securities LLC Repurchase Agreement	—	—	4,271,093	—	4,271,093
80,977,750	—	—	—	80,977,750	Boston Global Investment Trust — Enhanced Portfolio	80,977,750	—	—	—	80,977,750
					TOTAL SECURITIES LENDING COLLATERAL (Cost $80,977,750, $4,271,093, $71,791,736 and $161,311,672 respectively)	80,977,750	71,791,736	4,271,093	—	157,040,579

					(Cost $1,496,173,654, $84,000,426 $1,088,668,961, $0 and $2,668,843,041 respectively) - 105.7%	1,822,276,054	1,184,031,574	84,009,099	—	3,090,316,727

					LIABILITIES IN EXCESS OF OTHER ASSETS - 5.7%	(85,175,523)	(77,116,561)	(4,298,284)	—	(166,590,368)

					NET ASSETS - 100.0%	$1,737,100,531	$1,106,915,013	$79,710,815	$—	$2,923,726,359

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or portion of the security is on loan.
(b)	Repurchase agreement was entered into on August 31, 2006.

ADR American Depository Receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Capital Growth Fund and AXA Enterprise Group of Funds Growth Fund and AXA Enterprise Large Cap Growth Fund
August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise	AXA Enterprise
	Capital Growth	Large Cap	Group of Funds			Pro Forma
	Fund	Growth Fund	Growth Fund	Adjustments		Combined Fund

Assets:
Investments in securities, at value (identified cost $1,415,195,904, $78,405,137, $985,441,929, $0, and $2,479,042,970, respectively) — (including $78,901,761, $4,169,205, $0, $0 and $83,070,966 of securities on loan, respectively)	$1,741,298,304	$78,396,464	$1,080,804,543	$—		$2,900,499,311
Investments in short term securities, at value (cost $0, 1,341,542, $31,435,295, $0 and $32,828,552, respectively)	—	1,341,542	31,435,295	—		32,776,837
Securities Lending collateral, at value (cost $80,977,750, $4,271,093, $71,791,736, $0 and $161,311,672, respectively)	80,977,750	4,271,093	71,791,736	—		157,040,579
Cash	68,764 (a)	—	—	—		68,764
Receivables:
Fund shares sold	1,187,281	7,381	277,405	—		1,472,067
Dividends and interest, at value	1,608,019	52,629	1,012,778	—		2,673,426
Reimbursement from adviser	59,167	—	—	—		59,167
Securities lending income	3,726	—	—	—		3,726
Other assets	10,384	54,924	283,940	—		349,248

Total assets	1,825,213,395	84,124,033	1,185,605,697	—		3,094,943,125

Liabilities:
Payables:
Investment securities purchased			1,080,626	—		1,080,626
Payable upon return of securities loaned	80,977,750	4,271,093	71,791,736	—		157,040,579
Fund shares repurchased	4,685,996	45,031	1,627,698	—		6,358,725
Amounts owed to affiliates	2,058,341	—	—	—		2,058,341
Bank Overdraft	—	96,401	2,245,496	—		2,341,897
Accrued expenses	390,777	693	1,945,128	—		2,336,598

Total liabilities	88,112,864	4,413,218	78,690,684	—		171,216,766

Net Assets:
Paid-in capital	1,649,606,492	196,901,899	1,123,650,472	—		2,970,158,863
Accumulated undistributed net investment income (loss)	1,637,581	(466,347)	(4,270,641)	—		(3,099,407)
Accumulated net realized gain (loss) on investments	(240,245,942)	(116,716,064)	(107,827,432)	—		(464,789,438)
Net unrealized gain on investments	326,102,400	(8,673)	95,362,614	—		421,456,341

Net Assets	$1,737,100,531	$79,710,815	$1,106,915,013	$—		$2,923,726,359

Net Assets:
Class A	$1,289,842,758	$29,990,404	$709,067,653	$—		$2,028,900,815
Class B	96,105,662	36,170,944	220,297,564	—		352,574,170
Class C	68,527,926	12,019,011	132,175,945	—		212,722,882
Institutional/Class Y	272,294,602	1,530,456	45,373,851	—		319,198,909
Service/Class P	10,329,583	—	—	—		10,329,583

Shares Outstanding:
Class A	62,543,451	2,811,011	41,199,510	(8,174,183	)(b)	$98,379,789
Class B	5,051,445	3,458,789	13,712,398	(3,690,852	)(b)	18,531,780
Class C	3,608,130	1,150,128	8,112,788	(1,670,768	)(b)	11,200,278
Institutional/Class Y	12,820,835	141,903	2,499,079	(432,520	)(b)	15,029,297
Service/Class P	506,824	—	—	—		506,824

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	84,530,685	7,561,831	65,523,775	(13,968,323	)(b)	143,647,968

Net assets value, offering and redemption price per share:(c)
Class A	$20.62	$10.67	17.21	$—		$20.62
Class B	19.03	10.46	16.07	—		19.03
Class C	18.99	10.45	16.29	—		18.99
Institutional/Class Y	21.24	10.79	18.16	—		21.24
Service/Class P	20.38	—	—	—		20.38

(b)	Adjustment to reflect proceeds on investments that do not meet Capital Growth Fund’s investment criteria and are assumed to be sold at 8/31/06.

(b)	Adjustment to reflect reduction of shares based on Capital Growth Fund’s NAV.

(c)	Maximum public offering price per share for Class A Shares is $21.82, $11.20, $18.07, $0 and $21.82 for the Capital Growth Fund, AXA Enterprise Large Cap Growth Fund and the AXA Enterprise Group of Funds Growth Fund, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Capital Growth Fund and AXA Enterprise Group of Funds Growth Fund and AXA Enterprise Large Cap Growth Fund
For year ended August 31, 2006 (Unaudited)

	Goldman Sachs	AXA Enterprise	AXA Enterprise
	Capital Growth	Large Cap	Group of Funds			Pro Forma
	Fund	Growth Fund	Growth Fund	Adjustments		Combined Fund

Investment Income:
Dividends (Net of foreign withholding tax of $52,081, $0, $0, $0 and $52,081, respectively)	$17,706,466	$938,300	$14,712,594	$—		$33,357,360
Interest (including securities lending income of $108,912, $30,664, $4,330, $0 and $143,906, respectively)	519,571	152,898	2,174,215	—		2,846,684

Total income	18,226,037	1,091,198	16,886,809	—		36,204,044

Expenses:
Management fees	17,686,134	682,113	9,435,220	1,125,013	(a)	28,928,480
Administrative fees	—	52,834	712,527	(765,361	)(b)	—
Distribution and service fees	5,447,811	722,871	7,968,423	(1,701,710	)(b)	12,437,395
Transfer agent fees	3,092,359	418,226	3,562,633	(1,420,478	)(b)	5,652,741
Custody and accounting fees	260,626	11,330	(42,719)	148,358	(b)	377,595
Printing fees	94,677	37,503	447,321	(449,414	)(b)	130,087
Registration fees	120,003	(12,204)	102,819	(122,258	)(b)	88,360
Audit fees	61,542	37,102	40,134	(61,762	)(b)	77,016
Legal fees	17,898	7,778	227,598	(241,115	)(b)	12,159
Trustee fees	15,230	19,082	241,129	(260,211	)(b)	15,230
Service share fees	51,590	—	—	—	(b)	51,590
Other	237,962	66,145	564,930	(421,056	)(b)	447,981

Total expenses	27,085,831	2,042,780	23,260,015	(4,169,994)		48,218,633
Less — expense reductions	(806,389)	(321,852)	(583,200)	689,323	(c)	(1,022,118)

Net Expenses	26,279,442	1,720,928	22,676,815	(3,480,671)		47,196,515

Net Investment Income (loss)	(8,053,405)	(629,730)	(5,790,006)	3,480,671		(10,992,471)

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain (loss) from:
Investment transactions	120,202,002	17,790,263	102,992,801	324,014		241,309,080
Net change in unrealized gain (loss) on:
Investments	(58,053,651)	(5,152,696)	(52,505,881)	—		(115,712,228)

Net realized and unrealized gain on investment and futures transactions	62,148,351	12,637,567	50,486,920	324,014		125,596,852

Net Increase in Net Assets Resulting from Operations	$54,094,946	$12,007,837	$44,696,914	$3,804,685		$114,604,381

(a)	Adjustment to reduce management fee based on Capital Growth Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Capital Growth Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND
Notes to Pro Forma Financial Statements
For the Twelve Months Ended August 31, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Capital Growth Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of the Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C shares of the Fund are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Fund are not subject to a sales charge.
The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Act as an open-end management investment company. EGF currently has 2 active Funds, including the Growth Fund (the “Enterprise Group Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
AXA Enterprise Funds Trust (the “Enterprise Trust”) is registered under the Act as an open-ended management investment company. The Enterprise Trust currently has sixteen active investment portfolios, including the Large Cap Growth Fund Portfolio (the “Portfolio”) which offers four classes of shares—Class A, B, C, and Y.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2006. Class A of the Enterprise Group Portfolio and Class A of the Portfolio will be combined with Class A of the Fund, Class B of the Enterprise Group Portfolio and Class B of the Portfolio will be combined with Class B of the Fund, Class C of the Enterprise Group Portfolio and Class C of the Portfolio will be combined with Class C of the Fund and Class Y of the Enterprise Group Portfolio and Class Y of the Portfolio will be combined with Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of the Enterprise Group Portfolio and the Portfolio (“the Portfolios”) into the Fund. The acquisition is expected to be completed in April 2007.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolios will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolios. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolios. The Portfolios will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on August 31, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional
Shares Issued	35,836,338	13,480,335	7,592,148	2,208,462
Net Assets 08/31/2006	$739,058,057	$256,468,508	$144,194,956	$46,904,307
Pro Forma Net Asset Value 08/31/2006	$20.62	$19.03	$18.99	$21.24

4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to its respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2006. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

	The Enterprise Group
Capital Loss Carryforward*	Portfolio and the Portfolio	Capital Growth Fund
Expiring 2007	$7,070	$—
Expiring 2008	73,521	—
Expiring 2009	34,197	—
Expiring 2010	30,354	—
Expiring 2011	60,741	222,589
Total	$205,883	$222,589

*	Expiration occurs on August 31 of the year indicated. As a consequence of the reorganization, utilization of these losses may be limited under the Internal Revenue Code.

2

E. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependant on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparties, with a current value equal to or greater than the market value of the corresponding transactions.
H. Commission Recapture — The Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
     GSAM currently receives a Management Fee on a contractual basis at the following rates:

Average Daily Net Assets	Annual Rate

First $1 Billion	1.00%
Next $1 Billion	0.90%
Over $2 Billion	0.80%

     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

3

     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended August 31, 2006, Goldman Sachs advised the Fund that it retained approximately $180,700, $1000, and $100 for Class A, Class B, and Class C Shares, respectively.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended August 31, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $0, $734,000, $3,000, and $69,000 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction and Transfer Agent Fee, respectively. The Enterprise Group Portfolio’s expense reductions were approximately, $408,000, $175,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively. The Portfolio’s expense reductions were approximately, $173,000, $149,000, and $0 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
     At August 31, 2006, amounts owed to affiliates by the Fund were approximately $1,404,000, $411,000, and $243,000 for Management, Distribution and Service, and Transfer Agent fees, respectively. Amounts owed to affiliates by the Portfolios were approximately $0.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2006, BGA earned $18,394 in fees as securities lending agent. A portion of this amount, $4,166, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At August 31, 2006, the Fund loaned securities having a market value of $78,901,761 collateralized by cash in the amount of $80,977,750. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

4

GOLDMAN SACHS TRUST
FORM N-14
PART C — OTHER INFORMATION
Item 15. Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(a).
     The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated herein by reference to Exhibits (6)(a) through (6)(g).
     Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. The Distribution Agreement is incorporated herein by reference as Exhibit (7)(a). The Transfer Agency Agreements are incorporated herein by reference as Exhibits (13)(c), (13)(d), (13)(e), and (13)(f), respectively.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16. Exhibits
     The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-

Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession

No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement (Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643); to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-004668) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-015178); to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-007490); to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-011442); to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-014459); to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (0000950123-05-015341); to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-001985); to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-002378); to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-005419); to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-007014); to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-008041); to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012408); to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-012620); to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-015465) and to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (0000950123-07-0000569).

(1)	(a)	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

	(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(f)	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(z)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(aa)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(bb)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-007490).

(cc)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(dd)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(ee)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977. (Accession No. 0000950123-05-014459)

(ff)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (Accession No. 0000950123-05-015341).

(gg)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(hh)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(ii)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014).

(jj)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-010686).

(kk)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-008041).

(ll)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

(mm)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-015465).

(2)	(a)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).
(b)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

(c)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

(d)	Amendment to Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-015178).

(e)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-Laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-007490).

(3)		Not Applicable

(4)	(a)	Agreement and Plan of Reorganization for the AXA Enterprise Funds Trust dated January 24, 2007 is incorporated herein by reference to Appendix A to the Combined Proxy Statement/Prospectus.

	(b)	Agreement and Plan of Reorganization for the AXA Enterprise Multimanager Funds Trust dated January 24, 2007 is incorporated herein by reference to Appendix A to the Combined Proxy Statement/Prospectus.

	(c)	Agreement and Plan of Reorganization for the Enterprise Group of Funds, Inc. dated January 24, 2007 is incorporated herein by reference to Appendix A to the Combined Proxy Statement/Prospectus.

(5)	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the

Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2)(c).

(6)	(a)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(b)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(c)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(d)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(e)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(f)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

	(g)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(h)	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

	(i)	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

	(j)	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

	(k)	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(l)	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-00-001365).

(m)	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(n)	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-01-500094).

(o)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-01-509514).

(p)	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(q)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(r)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(s)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(t)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

(u)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

(v)	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

(w)	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

(x)	Amended Annex A dated November 2, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(y)	Amended Annex A dated November 12, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(z)	Amended Annex A dated November 9, 2006 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-06- 015465).

(aa)	Fee Reduction Commitment dated January 1, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Capital Growth, CORE Large Cap Growth, CORE U.S. Equity and International Growth Opportunities Funds. (Accession No. 0000950123-04-007490).

(bb)	Fee Reduction Commitment dated February 25, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Government Income and Global Income and Funds. (Accession No. 0000950123-04-007490).

(cc)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the CORE Tax-Managed Equity Fund. (Accession No. 0000950123-04-007490).

(dd)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Aggressive Growth Strategy, Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios. (Accession No. 0000950123-04-007490).

(ee)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund. (Accession No. 0000950123-06-015465).

(ff)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund. (Accession No. 0000950123-06-015465).

(gg)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(hh)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Ultra-Short Duration Government Fund. (Accession No. 0000950123-06-015465).

(ii)	Fee Reduction Commitment dated February 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Enhanced Income Fund, Global Income fund, Government Income Fund, Municipal Income Fund, Investment Grade Credit Fund, U.S. Mortgages Fund, High Yield Fund, High Yield Municipal Fund and Emerging Markets Debt Fund. (Accession No. 0000950123-06-015465).

(jj)	Fee Reduction Commitment dated April 28, 2006 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Balanced Fund, CORE Large Cap Value Fund, Growth and Income Fund, Real Estate Securities Fund, Asia Growth Fund, CORE International Equity Fund, CORE U.S. Equity Fund, CORE Large Cap Growth Fund, European Equity Fund, International Equity Fund, Large Cap Value Fund, Strategic Growth Fund, Research Select Fund, CORE Tax-Managed Equity Fund, Tollkeeper Fund, Concentrated Growth Fund, Japanese Equity Fund, CORE Small Cap Equity Fund, Emerging Markets Equity Fund, International Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Fund and Growth Opportunities Fund. (Accession No. 0000950123-06-015465).

(7)	(a)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-03-013727).

	(b)	Amended Exhibit A dated November 9, 2006 to the Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-06-015465).

(8)	Not applicable.

(9)	(a)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

	(b)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs -

Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

(c)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

(d)	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 9(b). (Accession No. 0000950130-98-000965).

(e)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

(f)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

(g)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

(h)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(i)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(j)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(k)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(l)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(m)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(n)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(o)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(p)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(q)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(r)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(s)	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(t)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(u)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(v)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(w)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(x)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(y)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(z)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(aa)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(bb)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(cc)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(dd)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(ee)	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(ff)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(gg)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(hh)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(ii)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(jj)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(kk)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(ll)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

(mm)	Global Custody Agreement dated June 30, 2006 between Registrant and J.P. Morgan Chase Bank, N.A. (Accession No. 0000950123-07-000569).

(10)	(a)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 (Accession No. 0000950123-04-015178).

(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 (Accession No. 0000950123-04-002212).

(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(d)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(e)	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).
(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12)	Forms of opinion of counsel with respect to certain tax consequences are filed herewith. Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

(13)	(a)	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).
(b)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(c)	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

(d)	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

(e)	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

(f)	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

(g)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity

Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

(h)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(i)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(j)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(k)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(l)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(m)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio (Accession No. 0000950123-01-509514).

(n)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(o)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(p)	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(q)	Goldman Sachs Cash Management Shares Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-06-001985).

(r)	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(s)	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(t)	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(u)	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(v)	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(w)	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(x)	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(y)	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(z)	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(aa)	Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(bb)	Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(cc)	Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(dd)	Mutual Fund Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investors Service Co. (Accession No. 00009501233-07- 000569).

(14)	(a)	Consents of PricewaterhouseCoopers LLP are filed herewith.

	(b)	Consents of PricewaterhouseCoopers LLP are filed herewith.

	(c)	Consents of Ernst & Young LLP are filed herewith.

(15)	Not Applicable

(16)	(a)	Certificate of Secretary is filed herewith.

	(b)	Powers of Attorney are filed herewith.

(17)	(a)	Form of Voting Instruction Form is filed herewith.
(b)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund.

(c)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund.

(d)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund.

(e)	Supplement dated January 9, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional

Shares dated December 29, 2006 with respect to the Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund.

(f)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund.

(g)	Prospectus dated December 29, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund.

(h)	Prospectus dated December 29, 2006 with respect to Institutional Shares of the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund.

(i)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Domestic Equity Funds dated December 29, 2006; Class A Shares, Class B Shares and Class C Shares of the International Equity Funds dated December 29, 2006; and Class A Shares, Class B Shares and Class C Shares of the Structured Equity Funds dated December 29, 2006.

(j)	Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.

(k)	Supplement dated June 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs High Yield Fund.

(l)	Supplement dated December 13, 2006 to the Prospectus for the Class A Shares dated February 28, 2006 with respect to the Goldman Sachs Enhanced Income Fund.

(m)	Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.

(n)	Supplement dated September 8, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund (Class A Shares only); and the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Emerging Markets Debt Fund.

(o)	Supplement dated December 13, 2006 to the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Enhanced Income Fund.

(p)	Prospectus dated February 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund.

(q)	Supplement dated December 13, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund.

(r)	Prospectus dated February 28, 2006 with respect to Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund.

(s)	Supplement dated September 8, 2006 to the Prospectus for the Class A Shares, Class B Shares and Class C Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only) and Goldman Sachs New York Intermediate AMT-Free Municipal Fund (Class A Shares and Class C Shares only); and the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund, Goldman Sachs High Yield Municipal

Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund and Goldman Sachs New York Intermediate AMT-Free Municipal Fund.

(t)	Supplement dated December 13, 2006 to the Prospectus for the Institutional Shares dated February 28, 2006 with respect to the Goldman Sachs Municipal Income Fund.

(u)	Prospectus dated January 19, 2007 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Strategic International Equity Fund.

(v)	Prospectus dated January 19, 2007 with respect to Institutional Shares of the Goldman Sachs Strategic International Equity Fund.

(w)	Prospectus dated January 19, 2007 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund.

(x)	Prospectus dated January 19, 2007 with respect to Institutional Shares of the Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund.

(y)	Prospectus dated October 16, 2006 with respect to Class A Shares and Class C Shares of the Goldman Sachs Core Plus Fixed Income Fund.

(z)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Municipal Fixed Income Funds dated February 28, 2006; Class A Shares, Class B Shares and Class C Shares of the Taxable Fixed Income Funds dated February 28, 2006; and Class A Shares and Class C Shares of the Taxable Fixed Income Funds Prospectus for the Core Plus Fixed Income dated October 16, 2006, as amended November 29, 2006.

(aa)	Prospectus dated December 15, 2006 with respect to Class B Shares of the Goldman Sachs Core Plus Fixed Income Fund.

(bb)	Prospectus dated October 16, 2006 with respect to Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund.

(cc)	Prospectus dated December 15, 2006 with respect to Class B Shares of the Goldman Sachs Enhanced Income Fund.

(dd)	Prospectus dated April 28, 2006 with respect to Class B Shares, Class C Shares and ILA Service Shares of the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio.

(ee)	Prospectus dated April 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund.

(ff)	Prospectus dated April 28, 2006 with respect to Institutional Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund.

(gg)	Prospectus dated April 28, 2006 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio.

(hh)	Prospectus dated April 28, 2006 with respect to Institutional Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio.

(ii)	Supplement dated September 8, 2006 to the Prospectuses for Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Asset Allocation Portfolios dated April 28, 2006; and Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Specialty Funds dated April 28, 2006.

(jj)	Supplement dated January 9, 2007 to the Prospectuses for Class A Shares, Class B Shares and Class C Shares of the Asset Allocation Portfolios dated April 28, 2006; and Class A Shares, Class B Shares and Class C Shares of the Specialty Funds dated April 28, 2006.

(kk)	Statement of Additional Information dated December 29, 2006, as amended January 8, 2007, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid-Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman

Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund and Goldman Sachs Concentrated Growth Fund.

(ll)	Statement of Additional Information dated February 28, 2006, as amended July 12, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs California Intermediate AMT-Free Municipal Fund, Goldman Sachs New York Intermediate AMT-Free Municipal Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.

(mm)	Statement of Additional Information dated January 10, 2007 with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Structured Small Cap Value Fund, Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Strategic International Equity Fund.

(nn)	Statement of Additional Information dated October 16, 2006, as amended November 29, 2006, with respect to Class A Shares, Class C Shares and Institutional Shares of the Goldman Sachs Core Plus Fixed Income Fund.

(oo)	Statement of Additional Information dated January 10, 2007 with respect to Class B Shares of the Goldman Sachs Enhanced Income Fund and Class B Shares and Service Shares of the Goldman Sachs Core Plus Fixed Income Fund.

(pp)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs — Financial Square Treasury Obligations Fund, Goldman Sachs — Financial Square Treasury Instruments Fund, Goldman

Sachs — Financial Square Government Fund, Goldman Sachs — Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund.

(qq)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund.

(rr)	Statement of Additional Information dated April 28, 2006, as amended June 16, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio.

(ss)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Large Cap Value Fund, and Goldman Sachs Structured International Equity Fund.

(tt)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Growth Opportunities Fund and Goldman Sachs Small/Mid-Cap Growth Fund.

(uu)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Large Cap Value Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund.

(vv)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2006 with respect to the Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Growth Fund.

(ww)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Investment Grade Credit Fund.

(xx)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund and Goldman Sachs Short Duration Government Fund.

(yy)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund.

(zz)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund and Goldman Sachs Emerging Markets Debt Fund.

(aaa)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Government Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio, Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio.

(bbb)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Money Market Portfolio, Goldman Sachs Institutional Liquid Assets Government Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolio, Goldman Sachs Institutional Liquid Assets Treasury Instruments Portfolio, Goldman Sachs Institutional Liquid Assets Federal Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio, Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio and Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio.

(ccc)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Tollkeeper FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund.

(ddd)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Tollkeeper

FundSM, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Real Estate Securities Fund.

(eee)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2005 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio.

(fff)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2006 with respect to the Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio.

(ggg)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Multi-Cap Growth Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust.

(hhh)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Multi-Cap Growth Fund, AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Mergers and Acquisitions Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust.

(iii)	Supplement dated March 16, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund) of the AXA Enterprise Funds Trust.

(jjj)	Supplement dated March 16, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Multi-Cap Growth Fund of the AXA Enterprise Funds Trust.

(kkk)	Supplement dated March 27, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Global Socially Responsive Fund and AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund) of the AXA Enterprise Funds Trust.

(lll)	Supplement dated May 30, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Tax Exempt Income Fund of the AXA Enterprise Funds Trust.

(mmm)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust.

(nnn)	Supplement dated October 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Short Duration Bond Fund of the AXA Enterprise Funds Trust.

(ooo)	Supplement dated October 1, 2006 to the Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Short Duration Bond Fund of the AXA Enterprise Funds Trust.

(ppp)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Tax-Exempt Income Fund of the AXA Enterprise Funds Trust.

(qqq)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement

of Additional Information each dated March 1, 2006 with respect to the AXA Enterprise Funds of the AXA Enterprise Funds Trust.

(rrr)	Supplement dated January 5, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund of the AXA Enterprise Funds Trust.

(sss)	AXA Enterprise Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Small Company Growth Fund, AXA Enterprise Small Company Value Fund, AXA Enterprise Capital Appreciation Fund, AXA Enterprise Deep Value Fund, AXA Enterprise Equity Fund, AXA Enterprise Equity Income Fund, AXA Enterprise Large Cap Growth Fund (formerly, Multi-Cap Growth Fund), AXA Enterprise Growth and Income Fund, AXA Enterprise International Growth Fund, AXA Enterprise Global Financial Services Fund, AXA Enterprise Global Socially Responsive Fund, AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Short Duration Bond Fund, AXA Enterprise Tax-Exempt Income Fund and AXA Enterprise Money Market Fund.

(ttt)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares, Class P Shares, and Class Y Shares of the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust.

(uuu)	Prospectus dated March 1, 2006, as revised May 1, 2006, with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust.

(vvv)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund, AXA Enterprise Multimanager Core Bond Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust.

(www)	Supplement dated June 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust.

(xxx)	Supplement dated June 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust.

(yyy)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust.

(zzz)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006, as revised May 1, 2006, with respect to the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust.

(aaaa)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Value Fund of the AXA Enterprise Multimanager Funds Trust.

(bbbb)	Supplement dated September 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust.

(cccc)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares and Statement of Additional Information each dated March 1, 2006 with respect to the AXA Enterprise Multimanager Funds of the AXA Enterprise Multimanager Funds Trust.

(dddd)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006, as revised May 1, 2006, and Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust.

(eeee)	Supplement dated January 5, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares, Class P Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Core Bond Fund of the AXA Enterprise Multimanager Funds Trust.

(ffff)	Supplement dated January 5, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund of the AXA Enterprise Multimanager Funds Trust.

(gggg)	AXA Enterprise Multimanager Funds Trust Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Multimanager Growth Fund, AXA Enterprise Multimanager Core Equity Fund, AXA Enterprise Multimanager Value Fund, AXA Enterprise Multimanager Mid Cap Growth Fund, AXA Enterprise Multimanager Mid Cap Value Fund, AXA Enterprise Multimanager International Equity Fund, AXA Enterprise Multimanager Technology Fund, AXA Enterprise Multimanager Health Care Fund, AXA Enterprise Multimanager Core Bond Fund, AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation

Fund, AXA Enterprise Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund.

(hhhh)	Prospectus dated March 1, 2006 with respect to the Class A Shares, Class B Shares, Class C Shares and Class Y Shares of the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc..

(iiii)	Statement of Additional Information dated March 1, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc..

(jjjj)	Supplement dated July 1, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund of the Enterprise Group of Funds, Inc..

(kkkk)	Supplement dated December 15, 2006 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares and Statement of Additional Information each dated March 1, 2006 with respect to the Enterprise Group Funds of the Enterprise Group of Funds, Inc.

(llll)	Supplement dated January 5, 2007 to the Prospectus for the Class A Shares, Class B Shares, Class C Shares and Class Y Shares dated March 1, 2006 with respect to the AXA Enterprise Growth Fund of the Enterprise Group of Funds, Inc..

(mmmm)	The Enterprise Group of Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2006 with respect to the AXA Enterprise Growth Fund and AXA Enterprise Mergers and Acquisitions Fund.
Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 24th of January, 2007.

GOLDMAN SACHS TRUST Registrant
By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Name	Title	Date

[1] Kaysie P. Uniacke Kaysie P. Uniacke	President (Chief Executive Officer)	January 24, 2007

[1] John M. Perlowski John M. Perlowski	Treasurer (Principal Accounting Officer and Principal Financial Officer)	January 24, 2007

[1] Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	January 24, 2007

[1] John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	January 24, 2007

[1] Patrick T. Harker Patrick T. Harker	Trustee	January 24, 2007

[1] Mary Patterson McPherson Mary Patterson McPherson	Trustee	January 24, 2007

[1] Alan A. Shuch Alan A. Shuch	Trustee	January 24, 2007

[1] Richard P. Strubel Richard P. Strubel	Trustee	January 24, 2007

1By:	/s/ Peter V. Bonanno Peter V. Bonanno,
Attorney-In-Fact

[1]	Pursuant to a power of attorney incorporated herein by reference.